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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-8319

ING Partners, Inc.
(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ			85258
(Address of principal executive offices)			(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2008 to June 30, 2008

ITEM 1.                             REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

June 30, 2008

Classes ADV, I and S

ING Partners, Inc.

■ ING American Century Large Company Value Portfolio

■ ING American Century Small-Mid Cap Value Portfolio

■ ING Baron Asset Portfolio

■ ING Baron Small Cap Growth Portfolio

■ ING Columbia Small Cap Value II Portfolio

■ ING Davis New York Venture Portfolio

■ ING JPMorgan Mid Cap Value Portfolio

■ ING Legg Mason Partners Aggressive Growth Portfolio

■ ING Neuberger Berman Partners Portfolio

■ ING OpCap Balanced Value Portfolio

■ ING Oppenheimer Global Portfolio

■ ING Oppenheimer Strategic Income Portfolio

■ ING PIMCO Total Return Portfolio

■ ING Pioneer High Yield Portfolio

■ ING T. Rowe Price Diversified Mid Cap Growth Portfolio

■ ING T. Rowe Price Growth Equity Portfolio

■ ING Templeton Foreign Equity Portfolio

■ ING Thornburg Value Portfolio

■ ING UBS U.S. Large Cap Equity Portfolio

■ ING UBS U.S. Small Cap Growth Portfolio

■ ING Van Kampen Comstock Portfolio

■ ING Van Kampen Equity and Income Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds' investment objectives, risks, charges, expenses and other information. This information should be read carefully.

FUNDS

President's Letter	1

Market Perspective	2

Shareholder Expense Examples	4

Statements of Assets and Liabilities	11

Statements of Operations	23

Statements of Changes in Net Assets	29

Financial Highlights	40

Notes to Financial Statements	78

Portfolios of Investments	106

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds' website at www.ingfunds.com; and (3) on the U.S. Securities and Exchange Commission's ("SEC") website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds' website at www.ingfunds.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios' Forms N-Q are available on the SEC's website at www.sec.gov. The Portfolios' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

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PRESIDENT'S LETTER

Dear Shareholder,

The first half of the year has been a challenging period for investors. We have seen a variety of industries impacted by an economic uncertainty and market volatility.

Often what happens in these situations is that anxiety clouds sound investment principles. Market corrections are a natural part of the investing and attempts to "time" buy-and-sell decisions often backfire and, in fact, hinder achieving long-term investment goals. Research bears this out. Based on Bloomberg research, if you were fully invested in domestic equities between December 1997 and December 2007, a $10,000 investment would have grown to more than $17,000. However, had you missed the "best" 10 days of that ten-year period, your $10,000 would have grown to less than $12,000. Missing the "best" 20 days of that ten-year cycle would have been even costlier, resulting in your original $10,000 investment being worth less than $8,000.(1)

No one knows when those "best" days will occur, but history tells us that, when investing, staying focused on the long term may be the prudent strategy.

ING encourages you to take this opportunity to meet with your financial professionals to ensure your portfolio reflects your goals and risk tolerance. In doing this, many investors discover that building a well-diversified investment portfolio, one made up of allocations to a wide range of asset classes, may be the best way to withstand market volatility.

At ING Funds we strive to offer our clients quality investments. I thank you for your continued support and confidence and we look forward to serving you in the future.

Sincerely,

Shaun Mathews,
CEO
ING Funds
August 8, 2008

The views expressed in the President's Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice. Consider the fund's investment objectives, risks, and charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1  Bloomberg calculations based on performance of the Standard & Poor's 500® Composite Stock Price Index ("S&P 500® Index") between December 31, 1997 and December 31, 2007.

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2008

The first half of 2008 carried on where 2007 left off, with mutually reinforcing financial dislocation and economic weakness driving investors from risky assets. A six-week rally fizzled in mid-May and global equities in the form of the Morgan Stanley Capital International ("MSCI") World® Index(1) measured in local currencies, including net reinvested dividends ("MSCI" for regions discussed below) declined, returning (12.8)% through June 30, 2008. In currencies, the dollar fell 6.8% and 5.5% against the euro and yen respectively, but edged up 0.1% against the pound, as the UK economy faced challenges roughly similar to those in the United States.

It was clear that the credit crisis that surfaced in 2007 had its roots in the real economy, as the drumbeat of news was monotonously bad.

The housing market continued its inexorable march down. By the end of June, house prices were down 15.3% year-over-year, by one measure. The pace of new home sales was the second lowest since 1991, and although existing home sales rebounded from the slowest pace in nine years, it was pointed out that about one-third of purchases reflected foreclosures or other distressed sales.

The February 2008 payrolls report showed the first fall in over four years. Payrolls fell again in the next four reports. The June unemployment report disclosed the biggest increase in two decades: by 0.5% to 5.5%.

First quarter gross domestic product ("GDP") grew at just 0.96% annualized, with profits from current production down for the third straight quarter.

Back in the financial sector, write-downs of asset-backed securities continued apace, but with some unsettling variations on the theme. Merrill Lynch's $10 to $20 billion of write-downs included the guarantees of monoline insurers. Moody's Investors Service ("Moody's") put their Aaa ratings up for review on January 17, 2008. Now the status and viability of insured municipal debt, which reflects the credit rating of the insurers, was in doubt.

The following Monday, with U.S. exchanges closed for a holiday, major international stock markets sold off by about 6%. On Tuesday, the Federal Reserve Board (the "Fed") acted, cutting the federal funds and discount rates by 75 basis points. Eight days later, at their regular meeting, the Federal Open Market Committee ("FOMC") cut the federal funds and discount rates again, this time by 50 basis points.

Despite stubbornly high inflation, there was now no doubt about the required direction of policy. Congress agreed in February 2008 to spend $117 billion in tax rebates as part of a $168 billion plan to stimulate the economy. In March 2008, the Fed reduced the discount rate further, by 100 basis points to 2.5% and the federal funds rate by 75 basis points to 2.25%. Events took another remarkable turn when Bear Stearns, an investment bank near the eye of the storm since the credit crisis blew in, was laid low in days by rumors of insolvency due to liquidity problems. Over a weekend, the Fed brokered the sale of Bear Stearns, a $90 stock in December 2007, to JP Morgan for just $10 per share.

The trauma of Bear Stearns' forced sale proved that some market players were indeed too connected to fail. The Fed followed this up by opening the discount window to other primary dealers. This might at least draw a line under the threat of systemic failure that Bear Stearns may have posed. The relief rally was sustained on the last day of April 2008 when the FOMC reduced the federal funds rate by 0.25% to 2%, and barely hinted that they might be done.

However, the underlying problems had not disappeared and the rally soon failed. The price of oil was still moving up and on the second to last day of June settled above $140 per barrel for the first time. But it was really all commodities, as well as food, whose prices were on the rise. It was little surprise when headline Consumer Price Index ("CPI") inflation was reported in June at 4.2% year-over-year, and June ended with consumer confidence the lowest since May 1980.

In U.S. fixed income markets, a flight to safety in the first quarter was partly reversed. Treasury Bill yields fell 143 basis points to 1.71%, while 10-year Treasury Note yields lost 5 basis points to 3.98%. The Lehman Brothers® U.S. Aggregate Bond ("LBAB") Index(2) of investment grade bonds returned 1.13% through June 30, 2008, but the Lehman Brothers® High Yield Bond — 2% Issuer Constrained Composite Index(3) returned (1.08)% for the same period.

U.S. equities, represented by the Standard & Poor's 500® ("S&P 500®") Composite Stock Price Index(4) including dividends, returned (11.9)% through June 30, 2008. Profits for S&P 500® companies suffered their third straight quarter of decline, latterly by more than 25%. In both returns and profits, it was the financials within the S&P 500® Index that led the way down, often cutting dividends along the way.

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2008

In international markets, the MSCI Japan® Index(5) returned (10.4)% through June 30, 2008. While there was some encouraging news like quarterly GDP growth of 1%, its main source, exports, faced the twin threats of a slowing world economy and a higher yen. The MSCI Europe ex UK® Index(6) returned (19.6)% through June 30, 2008. Business and consumer confidence faded as banks continued to write down asset-backed securities in huge volumes and toughened credit standards. Consumer price inflation driven by food and energy surged to 4.0%, a 16-year high, and the European Central Bank threatened a July rate increase. In the UK, the MSCI UK® Index(7) returned (11.2)% through June 30, 2008. The country remained in the grip of the worst housing slump since the early 1990s and house prices fell year-over-year at the fastest rate since 1992. The Bank of England (the "Bank") cut rates twice to 5.0%, but with inflation now up to 3.3%, it was clear that the Bank was out of ammunition.

(1)  The MSCI World® Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2)  The LBAB Index is an unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(3)  The Lehman Brothers® High Yield Bond — 2% Issuer Constrained Composite Index is an unmanaged index that measures the performance of fixed-income securities.

(4)  The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(5)  The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(6)  The MSCI Europe ex UK®Index is a free float adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(7)  The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios' performance is subject to change since the period's end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING's Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008. The Portfolios' expenses are shown without the imposition of any charges which are, or may be, imposed under your annuity contract. Expenses would have been higher if such charges were included.

Actual Expenses

The first section of the table shown, "Actual Portfolio Return," provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During the Period'' to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, "Hypothetical (5% return before expenses)," provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, redemption fees, or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ING American Century Large Company Value Portfolio	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2008*
Actual Portfolio Return
Class ADV	$1,000.00	$856.70	1.40%	$6.46
Class I	1,000.00	859.40	0.90	4.16
Class S	1,000.00	858.30	1.15	5.31
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,017.90	1.40%	$7.02
Class I	1,000.00	1,020.39	0.90	4.52
Class S	1,000.00	1,019.14	1.15	5.77

*  Expenses are equal to each Portfolio's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

ING American Century Small-Mid Cap Value Portfolio	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2008*
Actual Portfolio Return
Class ADV	$1,000.00	$911.00	1.52%	$7.22
Class I	1,000.00	913.60	1.02	4.85
Class S	1,000.00	912.30	1.27	6.04
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,017.45	1.52%	$7.62
Class I	1,000.00	1,019.94	1.02	5.12
Class S	1,000.00	1,018.70	1.27	6.37
ING Baron Asset Portfolio
Actual Portfolio Return
Class ADV	$1,000.00	$884.60	1.55%	$7.26
Class I	1,000.00	888.20	1.05	4.93
Class S	1,000.00	885.90	1.30	6.10
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,017.16	1.55%	$7.77
Class I	1,000.00	1,019.64	1.05	5.27
Class S	1,000.00	1,018.40	1.30	6.52
ING Baron Small Cap Growth Portfolio
Actual Portfolio Return
Class ADV	$1,000.00	$862.20	1.58%	$7.32
Class I	1,000.00	864.20	1.08	5.01
Class S	1,000.00	863.20	1.31	6.07
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,017.01	1.58%	$7.92
Class I	1,000.00	1,019.49	1.08	5.42
Class S	1,000.00	1,018.35	1.31	6.57
ING Columbia Small Cap Value II Portfolio
Actual Portfolio Return
Class ADV	$1,000.00	$917.40	1.35%	$6.44
Class I	1,000.00	919.80	0.85	4.06
Class S	1,000.00	918.60	1.10	5.25
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.15	1.35%	$6.77
Class I	1,000.00	1,020.64	0.85	4.27
Class S	1,000.00	1,019.39	1.10	5.52

*  Expenses are equal to each Portfolio's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

ING Davis New York Venture Portfolio	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2008*
Actual Portfolio Return
Class ADV	$1,000.00	$883.40	1.40%	$6.56
Class I	1,000.00	885.40	0.90	4.22
Class S	1,000.00	884.70	1.15	5.39
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,017.90	1.40%	$7.02
Class I	1,000.00	1,020.39	0.90	4.52
Class S	1,000.00	1,019.14	1.15	5.77
ING JPMorgan Mid Cap Value Portfolio
Actual Portfolio Return
Class ADV	$1,000.00	$909.70	1.50%	$7.12
Class I	1,000.00	911.20	1.00	4.75
Class S	1,000.00	910.00	1.25	5.94
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,017.40	1.50%	$7.52
Class I	1,000.00	1,019.89	1.00	5.02
Class S	1,000.00	1,018.65	1.25	6.27
ING Legg Mason Partners Aggressive Growth Portfolio
Actual Portfolio Return
Class ADV	$1,000.00	$911.30	1.30%	$6.18
Class I	1,000.00	913.50	0.80	3.81
Class S	1,000.00	912.60	1.05	4.99
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.40	1.30%	$6.52
Class I	1,000.00	1,020.89	0.80	4.02
Class S	1,000.00	1,019.64	1.05	5.27
ING Neuberger Berman Partners Portfolio
Actual Portfolio Return
Class ADV	$1,000.00	$947.40	1.17%	$5.67
Class I	1,000.00	951.30	0.67	3.25
Class S	1,000.00	950.20	0.89	4.32
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,019.05	1.17%	$5.87
Class I	1,000.00	1,021.53	0.67	3.37
Class S	1,000.00	1,020.44	0.89	4.47

*  Expenses are equal to each Portfolio's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

ING OpCap Balanced Value Portfolio	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2008*
Actual Portfolio Return
Class ADV	$1,000.00	$885.00	1.31%	$6.14
Class I	1,000.00	887.20	0.81	3.80
Class S	1,000.00	885.60	1.06	4.97
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.35	1.31%	$6.57
Class I	1,000.00	1,020.84	0.81	4.07
Class S	1,000.00	1,019.59	1.06	5.32
ING Oppenheimer Global Portfolio
Actual Portfolio Return
Class ADV	$1,000.00	$861.40	1.16%	$5.37
Class I	1,000.00	863.70	0.66	3.06
Class S	1,000.00	862.70	0.91	4.21
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,019.10	1.16%	$5.82
Class I	1,000.00	1,021.58	0.66	3.32
Class S	1,000.00	1,020.34	0.91	4.57
ING Oppenheimer Strategic Income Portfolio
Actual Portfolio Return
Class ADV	$1,000.00	$1,009.90	0.99%	$4.95
Class I	1,000.00	1,012.50	0.53	2.65
Class S	1,000.00	1,010.70	0.74	3.70
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,019.94	0.99%	$4.97
Class I	1,000.00	1,022.23	0.53	2.66
Class S	1,000.00	1,021.18	0.74	3.72
ING PIMCO Total Return Portfolio
Actual Portfolio Return
Class ADV	$1,000.00	$1,003.40	1.15%	$5.73
Class I	1,000.00	1,005.90	0.65	3.24
Class S	1,000.00	1,005.10	0.90	4.49
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,019.14	1.15%	$5.77
Class I	1,000.00	1,021.63	0.65	3.27
Class S	1,000.00	1,020.39	0.90	4.52

*  Expenses are equal to each Portfolio's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

ING Pioneer High Yield Portfolio	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2008*
Actual Portfolio Return
Class ADV	$1,000.00	$983.20	1.25%	$6.16
Class I	1,000.00	985.80	0.75	3.70
Class S	1,000.00	984.50	1.00	4.93
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.65	1.25%	$6.27
Class I	1,000.00	1,021.13	0.75	3.77
Class S	1,000.00	1,019.89	1.00	5.02
ING T. Rowe Price Diversified Mid Cap Growth Portfolio
Actual Portfolio Return
Class ADV	$1,000.00	$940.30	1.16%	$5.60
Class I	1,000.00	942.20	0.66	3.19
Class S	1,000.00	941.30	0.91	4.39
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,019.10	1.16%	$5.82
Class I	1,000.00	1,021.58	0.66	3.32
Class S	1,000.00	1,020.34	0.91	4.57
ING T. Rowe Price Growth Equity Portfolio
Actual Portfolio Return
Class ADV	$1,000.00	$899.30	1.24%	$5.86
Class I	1,000.00	901.60	0.74	3.50
Class S	1,000.00	900.40	0.99	4.68
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.70	1.24%	$6.22
Class I	1,000.00	1,021.18	0.74	3.72
Class S	1,000.00	1,019.94	0.99	4.97
ING Templeton Foreign Equity Portfolio
Actual Portfolio Return
Class ADV	$1,000.00	$869.60	1.40%	$6.51
Class I	1,000.00	869.00	0.90	4.18
Class S	1,000.00	868.70	1.15	5.34
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,017.90	1.40%	$7.02
Class I	1,000.00	1,020.39	0.90	4.52
Class S	1,000.00	1,019.14	1.15	5.77

*  Expenses are equal to each Portfolio's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

ING Thornburg Value Portfolio	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2008*
Actual Portfolio Return
Class ADV	$1,000.00	$863.30	1.40%	$6.49
Class I	1,000.00	865.60	0.90	4.17
Class S	1,000.00	864.30	1.15	5.33
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,017.90	1.40%	$7.02
Class I	1,000.00	1,020.39	0.90	4.52
Class S	1,000.00	1,019.14	1.15	5.77
ING UBS U.S. Large Cap Equity Portfolio
Actual Portfolio Return
Class ADV	$1,000.00	$882.70	1.33%	$6.23
Class I	1,000.00	885.00	0.83	3.89
Class S	1,000.00	882.60	1.08	5.06
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.25	1.33%	$6.67
Class I	1,000.00	1,020.74	0.83	4.17
Class S	1,000.00	1,019.49	1.08	5.42
ING UBS U.S. Small Cap Growth Portfolio
Actual Portfolio Return
Class ADV	$1,000.00	$931.40	1.39%	$6.67
Class I	1,000.00	937.60	0.90	4.34
Class S	1,000.00	933.10	1.14	5.48
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,017.95	1.39%	$6.97
Class I	1,000.00	1,020.39	0.90	4.52
Class S	1,000.00	1,019.19	1.14	5.72
ING Van Kampen Comstock Portfolio
Actual Portfolio Return
Class ADV	$1,000.00	$831.40	1.31%	$5.97
Class I	1,000.00	833.50	0.81	3.69
Class S	1,000.00	832.70	1.06	4.83
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.35	1.31%	$6.57
Class I	1,000.00	1,020.84	0.81	4.07
Class S	1,000.00	1,019.59	1.06	5.32

*  Expenses are equal to each Portfolio's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

ING Van Kampen Equity and Income Portfolio	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2008*
Actual Portfolio Return
Class ADV	$1,000.00	$914.50	1.07%	$5.09
Class I	1,000.00	916.80	0.57	2.72
Class S	1,000.00	915.70	0.82	3.91
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,019.54	1.07%	$5.37
Class I	1,000.00	1,022.03	0.57	2.87
Class S	1,000.00	1,020.79	0.82	4.12

*  Expenses are equal to each Portfolio's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2008 (UNAUDITED)

	ING American Century Large Company Value Portfolio	ING American Century Small-Mid Cap Value Portfolio	ING Baron Asset Portfolio	ING Baron Small Cap Growth Portfolio
ASSETS:
Investments in securities at value+*	$23,409,379	$87,507,019	$9,348,991	$557,107,446
Short-term investments at amortized cost	2,646,644	13,577,773	—	44,760,762
Cash	425,576	3,392,412	485,958	5,014,953
Foreign currencies at value**	—	406	—	—
Receivables:
Investment securities sold	765,822	2,244,294	23,813	298,665
Fund shares sold	13,557	120,453	1,374	1,168,993
Dividends and interest	38,528	227,449	5,683	109,340
Unrealized appreciation on forward foreign currency contracts	—	1,307	—	—
Prepaid expenses	—	—	341	—
Reimbursement due from manager	449	17,980	5,930	—
Total assets	27,299,955	107,089,093	9,872,090	608,460,159
LIABILITIES:
Payable for investment securities purchased	583,085	3,056,361	—	—
Payable for fund shares redeemed	3,466	17,508	73	1,797,097
Payable for futures variation margin	294	—	—	—
Payable upon receipt of securities loaned	2,366,658	13,577,773	—	—
Unrealized depreciation on forward foreign currency contracts	—	107	—	—
Payable to affiliates	28,021	116,581	11,205	663,603
Payable for directors fees	—	—	3,241	—
Other accrued expenses and liabilities	—	—	20,752	—
Total liabilities	2,981,524	16,768,330	35,271	2,460,700
NET ASSETS	$24,318,431	$90,320,763	$9,836,819	$605,999,459
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$24,796,795	$97,740,972	$10,659,098	$556,676,976
Undistributed net investment income (accumulated net investment loss)	2,716,019	1,594,341	(68,095)	(1,691,736)
Accumulated net realized gain (loss) on investments, foreign currency related transactions, and futures	(279,653)	2,032,805	(425,733)	(18,695,844)
Net unrealized appreciation or depreciation on investments, foreign currency related transactions, and futures	(2,914,730)	(11,047,355)	(328,451)	69,710,063
NET ASSETS	$24,318,431	$90,320,763	$9,836,819	$605,999,459
+ Including securities loaned at value	$2,306,753	$12,882,080	$—	$—
* Cost of investments in securities	$26,300,331	$98,555,574	$9,677,442	$487,397,383
** Cost of foreign currencies	$—	$406	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

	ING American Century Large Company Value Portfolio	ING American Century Small-Mid Cap Value Portfolio	ING Baron Asset Portfolio	ING Baron Small Cap Growth Portfolio
Class ADV:
Net assets	$2,881,834	$10,660,379	$3,076,143	$41,166,994
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	236,120	1,040,654	288,570	2,492,075
Net asset value and redemption price per share	$12.20	$10.24	$10.66	$16.52
Class I:
Net assets	$8,407,651	$43,332,651	$2,670,140	$178,222,600
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	677,529	4,138,108	247,104	10,454,170
Net asset value and redemption price per share	$12.41	$10.47	$10.81	$17.05
Class S:
Net assets	$13,028,946	$36,327,733	$4,090,536	$386,609,865
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,049,206	3,492,302	381,812	23,031,300
Net asset value and redemption price per share	$12.42	$10.40	$10.71	$16.79

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2008 (UNAUDITED)

	ING Columbia Small Cap Value II Portfolio	ING Davis New York Venture Portfolio	ING JPMorgan Mid Cap Value Portfolio	ING Legg Mason Partners Aggressive Growth Portfolio
ASSETS:
Investments in securities at value+*	$393,730,077	$403,117,306	$204,689,096	$920,795,829
Short-term investments at amortized cost	52,539,373	59,496,761	66,474,368	10,390,076
Cash	6,021,282	32,430,905	729,760	921,511
Foreign currencies at value**	—	10,708	—	—
Receivables:
Investment securities sold	391,780	11,192	650,870	—
Fund shares sold	329,420	1,593,975	122,330	626,673
Dividends and interest	562,870	465,890	334,825	122,934
Prepaid expenses	1,778	—	—	—
Total assets	453,576,580	497,126,737	273,001,249	932,857,023
LIABILITIES:
Payable for investment securities purchased	48,382,621	34,074,466	193,359	—
Payable for fund shares redeemed	1,692,836	60,593	630,947	1,121,682
Payable upon receipt of securities loaned	—	—	60,053,689	4,864,352
Payable to affiliates	298,842	389,919	208,668	695,667
Payable for directors fees	212	—	—	—
Other accrued expenses and liabilities	11,311	—	—	—
Total liabilities	50,385,822	34,524,978	61,086,663	6,681,701
NET ASSETS	$403,190,758	$462,601,759	$211,914,586	$926,175,322
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$418,035,271	$481,962,399	$200,841,030	$921,548,238
Undistributed net investment income (accumulated net investment loss)	2,545,735	4,874,484	3,660,765	(783,237)
Accumulated net realized gain (loss) on investments and foreign currency related transactions	(7,749,921)	298,583	23,629,584	(161,693,337)
Net unrealized appreciation or depreciation on investments and foreign currency related transactions	(9,640,327)	(24,533,707)	(16,216,793)	167,103,658
NET ASSETS	$403,190,758	$462,601,759	$211,914,586	$926,175,322
+ Including securities loaned at value	$—	$—	$58,145,575	$4,221,149
* Cost of investments in securities	$403,370,404	$427,651,579	$220,905,889	$753,692,171
** Cost of foreign currencies	$—	$10,898	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

	ING Columbia Small Cap Value II Portfolio	ING Davis New York Venture Portfolio	ING JPMorgan Mid Cap Value Portfolio	ING Legg Mason Partners Aggressive Growth Portfolio
Class ADV:
Net assets	$526,864	$8,809,547	$19,745,176	$5,838,075
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	55,165	496,865	1,400,592	136,649
Net asset value and redemption price per share	$9.55	$17.73	$14.10	$42.72
Class I:
Net assets	$229,164,951	$197,214,590	$110,504,954	$779,598,706
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	23,775,676	10,809,557	7,688,438	17,664,839
Net asset value and redemption price per share	$9.64	$18.24	$14.37	$44.13
Class S:
Net assets	$173,498,943	$256,577,622	$81,664,456	$140,738,541
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	18,091,119	14,224,679	5,725,078	3,241,511
Net asset value and redemption price per share	$9.59	$18.04	$14.26	$43.42

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2008 (UNAUDITED)

	ING Neuberger Berman Partners Portfolio	ING OpCap Balanced Value Portfolio	ING Oppenheimer Global Portfolio	ING Oppenheimer Strategic Income Portfolio
ASSETS:
Investments in securities at value+*	$531,834,215	$33,638,757	$2,101,093,936	$579,941,396
Short-term investments**	—	—	—	10,173,100
Short-term investments at amortized cost	109,994,500	15,879,896	447,207,308	196,336,549
Cash	13,187,529	1,192,647	1,008,573	6,751,765
Foreign currencies at value***	13	—	4,635,594	653,244
Receivables:
Investment securities sold	—	182,637	1,505,206	15,849,890
Fund shares sold	479,366	1,020	1,806,078	657,790
Dividends and interest	390,198	158,768	3,905,517	7,449,934
Variation margin receivable	—	—	—	207,051
Unrealized appreciation on forward foreign currency contracts	—	—	—	4,616,288
Upfront payments made on swap agreements	—	—	—	236,416
Unrealized appreciation on swap agreements	—	—	—	2,559,162
Prepaid expenses	4,326	—	—	—
Reimbursement due from manager	25,231	5,810	—	—
Total assets	655,915,378	51,059,535	2,561,162,212	825,432,585
LIABILITIES:
Payable for investment securities purchased	114,905,298	148,373	674,874	29,992,566
Payable for fund shares redeemed	967,996	352,922	3,387,840	1,016,192
Payable for futures variation margin	—	—	—	208,864
Payable upon receipt of securities loaned	—	5,153,432	438,137,761	82,595,954
Unrealized depreciation on forward foreign currency contracts	—	—	—	4,623,390
Upfront payments received on swap agreements	—	—	—	2,077,835
Unrealized depreciation on swap agreements	—	—	—	10,041,092
Payable to affiliates	283,100	48,014	1,298,105	317,999
Payable for directors fees	6,788	—	—	—
Other accrued expenses and liabilities	29,858	—	—	—
Accrued foreign taxes on capital gains	—	—	7,721	—
Unrealized depreciation on unfunded commitments	—	—	—	13,096
Total liabilities	116,193,040	5,702,741	443,506,301	130,886,988
NET ASSETS	$539,722,338	$45,356,794	$2,117,655,911	$694,545,597
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$504,415,254	$47,943,200	$1,686,994,820	$642,699,944
Undistributed net investment income	1,888,170	1,496,503	74,274,173	50,419,694
Accumulated net realized gain (loss) on investments, foreign currency related transactions, futures, swaps, and written options	(3,300,686)	(1,186,630)	181,830,737	10,044,810
Net unrealized appreciation or depreciation on investments, foreign currency related transactions, futures, swaps, and unfunded commitments	36,719,600	(2,896,279)	174,556,181	(8,618,851)
NET ASSETS	$539,722,338	$45,356,794	$2,117,655,911	$694,545,597
+ Including securities loaned at value	$—	$4,971,168	$417,051,745	$81,833,925
* Cost of investments in securities	$495,114,615	$36,535,036	$1,926,631,022	$582,167,606
** Cost of short-term investments	$—	$—	$—	$10,186,434
*** Cost of foreign currencies	$—	$—	$4,635,116	$479,549

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

	ING Neuberger Berman Partners Portfolio	ING OpCap Balanced Value Portfolio	ING Oppenheimer Global Portfolio	ING Oppenheimer Strategic Income Portfolio
Class ADV:
Net assets	$1,172	$547,507	$77,378,972	$24,699,394
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	110	49,073	5,482,939	2,199,671
Net asset value and redemption price per share	$10.63	$11.16	$14.11	$11.23
Class I:
Net assets	$403,997,450	$3,151,395	$1,815,275,201	$573,978,780
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	37,588,892	280,194	124,585,574	50,614,361
Net asset value and redemption price per share	$10.75	$11.25	$14.57	$11.34
Class S:
Net assets	$135,723,716	$41,657,892	$225,001,738	$95,867,423
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	12,701,218	3,708,934	15,843,434	8,459,033
Net asset value and redemption price per share	$10.69	$11.23	$14.20	$11.33

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2008 (UNAUDITED)

	ING PIMCO Total Return Portfolio	ING Pioneer High Yield Portfolio	ING T. Rowe Price Diversified Mid Cap Growth Portfolio	ING T. Rowe Price Growth Equity Portfolio
ASSETS:
Investments in securities at value+*	$627,605,915	$152,594,590	$917,657,502	$1,331,296,107
Short-term investments at amortized cost	10,938,434	—	265,929,918	212,708,702
Cash	4,318,245	—	1,512,061	11,130,031
Cash collateral for futures	3,150,000	—	—	—
Foreign currencies at value**	2,772,314	—	—	1,394,479
Receivables:
Investment securities sold	140,098,224	5	4,578,681	5,275,444
Fund shares sold	518,368	234,627	56,131	792,408
Dividends and interest	4,880,328	2,154,263	402,883	1,164,735
Variation margin receivable	81,225	—	—	—
Unrealized appreciation on forward foreign currency contracts	4,645,171	—	—	—
Upfront payments made on swap agreements	33,385,602	—	—	—
Unrealized appreciation on swap agreements	2,387,080	—	—	—
Prepaid expenses	—	979	—	—
Total assets	834,780,906	154,984,464	1,190,137,176	1,563,761,906
LIABILITIES:
Payable for investment securities purchased	230,708,950	1,523,829	4,813,421	6,561,693
Payable for fund shares redeemed	1,220,046	4,866	2,139,399	4,890,516
Payable for futures variation margin	193,929	—	—	—
Payable upon receipt of securities loaned	2,542,707	—	265,767,859	208,420,922
Sales commitments, at value (Note 2)^	88,257,186	—	—	—
Unrealized depreciation on forward foreign currency contracts	2,761,536	—	—	—
Upfront payments received on swap agreements	34,466,720	—	—	—
Unrealized depreciation on swap agreements	5,487,368	—	—	—
Income distribution payable	—	642	—	—
Payable to affiliates	313,972	91,113	533,278	929,251
Payable to custodian due to bank overdraft	—	1,976,149	—	—
Payable for directors fees	—	1,757	—	—
Other accrued expenses and liabilities	521,957	33,282	—	—
Written options^^	928,294	—	—	—
Total liabilities	367,402,665	3,631,638	273,253,957	220,802,382
NET ASSETS	$467,378,241	$151,352,826	$916,883,219	$1,342,959,524
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$428,899,746	$153,092,922	$697,027,519	$1,134,074,877
Undistributed net investment income	28,629,957	5,573	2,311,470	13,076,372
Accumulated net realized gain on investments, foreign currency related transactions, futures, swaps, and written options	21,004,341	3,423,557	148,352,559	103,137,818
Net unrealized appreciation or depreciation on investments, foreign currency related transactions, futures, swaps, written options, and sales commitments	(11,155,803)	(5,169,226)	69,191,671	92,670,457
NET ASSETS	$467,378,241	$151,352,826	$916,883,219	$1,342,959,524
+ Including securities loaned at value	$2,455,798	$—	$257,282,886	$201,982,638
* Cost of investments in securities	$637,603,831	$157,763,816	$848,465,831	$1,238,671,133
** Cost of foreign currencies	$2,770,649	$—	$—	$1,397,246
^ Cost of sales commitments	$87,685,294	$—	$—	$—
^^ Premiums received on written options	$1,618,899	$—	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

	ING PIMCO Total Return Portfolio	ING Pioneer High Yield Portfolio	ING T. Rowe Price Diversified Mid Cap Growth Portfolio	ING T. Rowe Price Growth Equity Portfolio
Class ADV:
Net assets	$44,873,473	$1,139,428	$30,494,527	$87,847,911
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	3,835,461	116,802	3,518,496	1,607,283
Net asset value and redemption price per share	$11.70	$9.76	$8.67	$54.66
Class I:
Net assets	$253,076,406	$146,381,378	$873,151,439	$1,157,303,024
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	21,303,902	14,966,928	97,348,623	20,741,453
Net asset value and redemption price per share	$11.88	$9.78	$8.97	$55.80
Class S:
Net assets	$169,428,362	$3,832,020	$13,237,253	$97,808,589
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	14,351,424	391,946	1,501,148	1,770,452
Net asset value and redemption price per share	$11.81	$9.78	$8.82	$55.25

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2008 (UNAUDITED)

	ING Templeton Foreign Equity Portfolio	ING Thornburg Value Portfolio	ING UBS U.S. Large Cap Equity Portfolio
ASSETS:
Investments in securities at value+*	$815,000,798	$350,849,266	$398,753,210
Short-term investments at amortized cost	51,935,864	63,426,596	123,950,346
Cash	396,306	1,854,936	2,487,576
Foreign currencies at value**	1,725,792	—	—
Receivables:
Investment securities sold	—	44,978	457,943
Fund shares sold	2,101,755	301,318	387,354
Dividends and interest	2,975,302	352,409	466,306
Prepaid expenses	1,662	—	—
Total assets	874,137,479	416,829,503	526,502,735
LIABILITIES:
Payable for investment securities purchased	—	—	14,691,836
Payable for fund shares redeemed	3,904,329	63,488	930,784
Payable upon receipt of securities loaned	—	48,085,363	102,297,429
Payable to affiliates	712,745	287,850	299,476
Payable for directors fees	444	—	—
Other accrued expenses and liabilities	90,254	—	—
Total liabilities	4,707,772	48,436,701	118,219,525
NET ASSETS	$869,429,707	$368,392,802	$408,283,210
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$909,085,114	$540,728,318	$466,394,769
Undistributed net investment income	13,717,496	3,295,614	6,771,013
Accumulated net realized gain (loss) on investments and foreign currency related transactions	2,001,535	(152,396,133)	(23,727,526)
Net unrealized depreciation on investments and foreign currency related transactions	(55,374,438)	(23,234,997)	(41,155,046)
NET ASSETS	$869,429,707	$368,392,802	$408,283,210
+ Including securities loaned at value	$—	$44,971,203	$99,118,642
* Cost of investments in securities	$870,503,622	$374,084,322	$439,908,256
** Cost of foreign currencies	$1,708,889	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

	ING Templeton Foreign Equity Portfolio	ING Thornburg Value Portfolio	ING UBS U.S. Large Cap Equity Portfolio
Class ADV:
Net assets	$14,795,695	$3,661,610	$9,365,407
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	1,246,878	127,128	1,020,370
Net asset value and redemption price per share	$11.87	$28.80	$9.18
Class I:
Net assets	$581,593,224	$353,746,224	$363,989,941
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	48,976,692	12,019,642	38,779,139
Net asset value and redemption price per share	$11.87	$29.43	$9.39
Class S:
Net assets	$273,040,788	$10,984,968	$34,927,862
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	23,070,378	376,554	3,774,261
Net asset value and redemption price per share	$11.84	$29.17	$9.25

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2008 (UNAUDITED)

	ING UBS U.S. Small Cap Growth Portfolio	ING Van Kampen Comstock Portfolio	ING Van Kampen Equity and Income Portfolio
ASSETS:
Investments in securities at value+*	$5,222,792	$784,469,784	$889,221,535
Short-term investments at amortized cost	1,043,290	270,787,748	40,997,722
Cash	239,543	464,871	118,509
Foreign currencies at value**	—	—	3,352
Receivables:
Investment securities sold	25,764	—	232,325
Fund shares sold	111	2,573,755	276,756
Dividends and interest	906	1,166,177	3,308,623
Prepaid expenses	321	—	779
Reimbursement due from manager	629	28,692	—
Total assets	6,533,356	1,059,491,027	934,159,601
LIABILITIES:
Payable for investment securities purchased	37,862	1,169,149	22,551,192
Payable for fund shares redeemed	18,599	1,644,810	1,687,124
Payable upon receipt of securities loaned	1,043,290	224,290,332	—
Payable to affiliates	6,455	687,046	489,981
Payable for directors fees	1,037	—	—
Other accrued expenses and liabilities	24,846	—	—
Total liabilities	1,132,089	227,791,337	24,728,297
NET ASSETS	$5,401,267	$831,699,690	$909,431,304
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$8,659,551	$904,317,081	$845,005,943
Undistributed net investment income (accumulated net investment loss)	(34,371)	27,164,299	35,735,849
Accumulated net realized gain (loss) on investments and foreign currency related transactions	(3,355,376)	59,554,315	56,635,748
Net unrealized appreciation or depreciation on investments and foreign currency related transactions	131,463	(159,336,005)	(27,946,236)
NET ASSETS	$5,401,267	$831,699,690	$909,431,304
+ Including securities loaned at value	$1,000,199	$215,361,418	$—
* Cost of investments in securities	$5,091,329	$943,805,789	$917,167,184
** Cost of foreign currencies	$—	$—	$3,184

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

	ING UBS U.S. Small Cap Growth Portfolio	ING Van Kampen Comstock Portfolio	ING Van Kampen Equity and Income Portfolio
Class ADV:
Net assets	$900	$25,323,576	$13,095,168
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	102	2,467,342	386,111
Net asset value and redemption price per share	$8.83	$10.26	$33.92
Class I:
Net assets	$2,948,035	$539,980,030	$680,500,777
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	327,257	51,604,132	19,654,930
Net asset value and redemption price per share	$9.01	$10.46	$34.62
Class S:
Net assets	$2,452,332	$266,396,084	$215,835,359
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	274,513	25,606,636	6,285,152
Net asset value and redemption price per share	$8.93	$10.40	$34.34

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

	ING American Century Large Company Value Portfolio	ING American Century Small-Mid Cap Value Portfolio	ING Baron Asset Portfolio	ING Baron Small Cap Growth Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$1,073,986	$1,218,856	$59,468	$1,689,925
Interest	38,608	3,866	3,440	391,397
Securities lending income	20,565	46,296	—	—
Total investment income	1,133,159	1,269,018	62,908	2,081,322
EXPENSES:
Investment management fees	314,669	467,376	106,618	2,556,612
Distribution and service fees:
Class ADV	8,448	28,040	7,938	107,232
Class S	18,551	46,628	5,353	479,609
Transfer agent fees	—	—	369	—
Administrative service fees	78,668	116,844	11,223	691,796
Shareholder reporting expense	—	—	1,780	—
Professional fees	—	—	6,304	—
Custody and accounting expense	—	—	3,436	—
Directors fees	—	—	1,254	—
Miscellaneous expense	—	—	2,783	—
Total expenses	420,336	658,888	147,058	3,835,249
Net waived and reimbursed fees	(39,338)	(107,516)	(16,055)	(38,365)
Net expenses	380,998	551,372	131,003	3,796,884
Net investment income (loss)	752,161	717,646	(68,095)	(1,715,562)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS AND FUTURES:
Net realized loss on:
Investments	(7,344,627)	(5,429,095)	(565,908)	(37,689,951)
Foreign currency related transactions	—	(36,132)	(1,039)	—
Futures	(1,121,517)	—	—	—
Net realized loss on investments, foreign currency related transactions and futures	(8,466,144)	(5,465,227)	(566,947)	(37,689,951)
Net change in unrealized appreciation or depreciation on:
Investments	(3,316,437)	(4,090,692)	(2,775,621)	(51,824,258)
Foreign currency related transactions	—	1,852	—	—
Futures	63,115	—	—	—
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions and futures	(3,253,322)	(4,088,840)	(2,775,621)	(51,824,258)
Net realized and unrealized loss on investments, foreign currency related transactions and futures	(11,719,466)	(9,554,067)	(3,342,568)	(89,514,209)
Decrease in net assets resulting from operations	$(10,967,305)	$(8,836,421)	$(3,410,663)	$(91,229,771)
* Foreign taxes withheld	$5,736	$1,118	$273	$1,741

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

	ING Columbia Small Cap Value II Portfolio	ING Davis New York Venture Portfolio	ING JPMorgan Mid Cap Value Portfolio	ING Legg Mason Partners Aggressive Growth Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$2,949,098	$3,068,168	$2,370,755	$3,044,426
Interest	117,890	335,570	68,480	203,511
Securities lending income	—	—	101,043	571,312
Total investment income	3,066,988	3,403,738	2,540,278	3,819,249
EXPENSES:
Investment management fees	1,110,522	1,546,797	865,320	3,682,905
Distribution and service fees:
Class ADV	1,014	23,568	54,172	17,958
Class S	205,074	303,016	103,429	189,909
Transfer agent fees	225	—	—	—
Administrative service fees	148,067	193,347	288,440	711,714
Shareholder reporting expense	14,280	—	—	—
Registration fees	49	—	—	—
Professional fees	4,686	—	—	—
Custody and accounting expense	10,920	—	—	—
Directors fees	2,256	—	—	—
Miscellaneous expense	3,431	—	—	—
Total expenses	1,500,524	2,066,728	1,311,361	4,602,486
Brokerage commission recapture	(33,173)	—	—	—
Net expenses	1,467,351	2,066,728	1,311,361	4,602,486
Net investment income (loss)	1,599,637	1,337,010	1,228,917	(783,237)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY RELATED TRANSACTIONS:
Net realized gain (loss) on:
Investments	(11,528,681)	(4,151,124)	3,861,027	51,022,055
Foreign currency related transactions	—	(22,366)	—	—
Net realized gain (loss) on investments and foreign currency related transactions	(11,528,681)	(4,173,490)	3,861,027	51,022,055
Net change in unrealized appreciation or depreciation on:
Investments	(8,445,431)	(45,287,674)	(27,779,541)	(152,568,777)
Foreign currency related transactions	—	3,357	—	—
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(8,445,431)	(45,284,317)	(27,779,541)	(152,568,777)
Net realized and unrealized loss on investments and foreign currency related transactions	(19,974,112)	(49,457,807)	(23,918,514)	(101,546,722)
Decrease in net assets resulting from operations	$(18,374,475)	$(48,120,797)	$(22,689,597)	$(102,329,959)
* Foreign taxes withheld	$—	$41,286	$8,485	$39,511

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

	ING Neuberger Berman Partners Portfolio	ING OpCap Balanced Value Portfolio	ING Oppenheimer Global Portfolio	ING Oppenheimer Strategic Income Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$2,473,592	$384,990	$35,176,473	$63,009
Interest	11,378	388,258	159,518	18,063,590
Securities lending income	—	47,009	3,116,059	164,562
Total investment income	2,484,970	820,257	38,452,050	18,291,161
EXPENSES:
Investment management fees	1,247,512	210,556	6,941,749	1,564,562
Distribution and service fees:
Class ADV	8	1,508	217,258	58,774
Class S	177,070	60,736	281,548	112,056
Transfer agent fees	341	—	—	—
Administrative service fees	207,916	52,639	694,158	125,165
Shareholder reporting expense	26,017	—	—	—
Registration fees	45	—	—	—
Professional fees	18,588	—	—	—
Custody and accounting expense	23,055	—	—	—
Directors fees	7,462	—	—	—
Miscellaneous expense	5,389	—	—	—
Total expenses	1,713,403	325,439	8,134,713	1,860,557
Net waived and reimbursed fees	(161,716)	(39,605)	—	(40,940)
Brokerage commission recapture	—	(9,709)	—	—
Net expenses	1,551,687	276,125	8,134,713	1,819,617
Net investment income	933,283	544,132	30,317,337	16,471,544
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, FUTURES, SWAPS, WRITTEN OPTIONS, SHORT POSITIONS AND UNFUNDED COMMITMENTS:
Net realized gain (loss) on:
Investments	10,127,410	(9,021,206)	40,457,353	(212,980)
Foreign currency related transactions	3,832	—	(589,877)	7,319,911
Futures	—	—	—	(99,122)
Swaps	—	—	—	955,429
Written options	—	—	—	474,800
Net realized gain (loss) on investments, foreign currency related transactions, futures, swaps, and written options	10,131,242	(9,021,206)	39,867,476	8,438,038
Net change in unrealized appreciation or depreciation on:
Investments (net of Indian capital gains tax accrued)**	(31,827,749)	1,835,334	(418,415,737)	(11,681,312)
Foreign currency related transactions	—	—	86,470	(1,523,906)
Futures	—	—	—	864,201
Swaps	—	—	—	(6,844,702)
Written options	—	—	—	(42,708)
Short positions	—	—	—	(210)
Unfunded commitments	—	—	—	(13,096)
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, futures, swaps, written options, short positions, and unfunded commitment	(31,827,749)	1,835,334	(418,329,267)	(19,241,733)
Net realized and unrealized loss investments, foreign currency related transactions, futures, swaps, written options, short positions, and unfunded commitment	(21,696,507)	(7,185,872)	(378,461,791)	(10,803,695)
Increase (decrease) in net assets resulting from operations	$(20,763,224)	$(6,641,740)	$(348,144,454)	$5,667,849
* Foreign taxes withheld	$11,714	$8,768	$3,298,777	$—
** Foreign tax accrued on Indian investments	$—	$—	$7,721	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

	ING PIMCO Total Return Portfolio	ING Pioneer High Yield Portfolio	ING T. Rowe Price Diversified Mid Cap Growth Portfolio	ING T. Rowe Price Growth Equity Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$120,654	$255,990	$3,224,509	$7,811,308
Interest	12,981,711	4,477,586	1,456	9,671
Securities lending income	21,694	—	538,556	548,338
Total investment income	13,124,059	4,733,576	3,764,521	8,369,317
EXPENSES:
Investment management fees	1,274,853	388,361	3,001,066	4,396,439
Distribution and service fees:
Class ADV	102,766	2,624	83,866	234,902
Class S	195,022	5,470	15,672	112,425
Transfer agent fees	—	483	—	—
Administrative service fees	394,742	64,726	93,775	1,099,123
Shareholder reporting expense	—	5,780	—	—
Professional fees	—	5,154	—	—
Custody and accounting expense	—	5,010	—	—
Directors fees	—	1,456	—	—
Miscellaneous expense	—	9,976	—	—
Total expenses	1,967,383	489,040	3,194,379	5,842,889
Net waived and reimbursed fees	(3,548)	—	—	(30,994)
Brokerage commission recapture	—	(86)	(1,242)	(15,880)
Net expenses	1,963,835	488,954	3,193,137	5,796,015
Net investment income	11,160,224	4,244,622	571,384	2,573,302
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, FUTURES, SWAPS, WRITTEN OPTIONS, AND SALES COMMITMENTS:
Net realized gain (loss) on:
Investments**	8,430,337	(140,952)	22,420,793	16,046,863
Foreign currency related transactions	386,515	—	316	(590,095)
Futures	8,288,569	—	—	—
Swaps	210,389	—	—	—
Written options	3,825,923	—	—	—
Net realized gain (loss) on investments, foreign currency related transactions, futures, swaps, and written options	21,141,733	(140,952)	22,421,109	15,456,768
Net change in unrealized appreciation or depreciation on:
Investments	(17,743,586)	(5,347,033)	(85,580,841)	(176,328,665)
Foreign currency related transactions	(251,963)	—	42	19,888
Futures	(8,708,180)	—	—	—
Swaps	(6,358,605)	—	—	—
Written options	3,979,800	—	—	—
Sales commitments	(419,907)	—	—	—
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, futures, swaps, written options, and sales commitments	(29,502,441)	(5,347,033)	(85,580,799)	(176,308,777)
Net realized and unrealized loss on investments, foreign currency related transactions, futures, swaps, written options, and sales commitments	(8,360,708)	(5,487,985)	(63,159,690)	(160,852,009)
Increase (decrease) in net assets resulting from operations	$2,799,516	$(1,243,363)	$(62,588,306)	$(158,278,707)
* Foreign taxes withheld	$4,643	$195	$15,365	$374,159
** Net of foreign tax on sales of Indian investments	$—	$—	$—	$1,127,203

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

	ING Templeton Foreign Equity Portfolio	ING Thornburg Value Portfolio	ING UBS U.S. Large Cap Equity Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$14,665,528	$2,656,540	$3,946,405
Interest	725,036	176,486	66,901
Securities lending income	69,483	113,989	146,578
Total investment income	15,460,047	2,947,015	4,159,884
EXPENSES:
Investment management fees	2,005,424	1,051,884	1,405,189
Distribution and service fees:
Class ADV	7,620	10,122	24,524
Class S	243,318	14,223	48,253
Transfer agent fees	224	—	—
Administrative service fees	255,445	404,570	301,115
Shareholder reporting expense	4,790	—	—
Registration fees	69	—	—
Professional fees	6,372	—	—
Custody and accounting expense	28,298	—	—
Directors fees	578	—	—
Miscellaneous expense	3,146	—	—
Total expenses	2,555,284	1,480,799	1,779,081
Brokerage commission recapture	(64)	—	(31,407)
Net expenses	2,555,220	1,480,799	1,747,674
Net investment income	12,904,827	1,466,216	2,412,210
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY RELATED TRANSACTIONS:
Net realized gain (loss) on:
Investments**	1,658,327	(7,238,566)	11,587,120
Foreign currency related transactions	1,521,644	(68,267)	—
Net realized gain (loss) on investments and foreign currency related transactions	3,179,971	(7,306,833)	11,587,120
Net change in unrealized appreciation or depreciation on:
Investments	(102,028,777)	(32,898,351)	(64,032,547)
Foreign currency related transactions	152,411	(3,051)	—
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(101,876,366)	(32,901,402)	(64,032,547)
Net realized and unrealized loss on investments and foreign currency related transactions	(98,696,395)	(40,208,235)	(52,445,427)
Decrease in net assets resulting from operations	$(85,791,568)	$(38,742,019)	$(50,033,217)
* Foreign taxes withheld	$1,918,922	$91,856	$—
** Net of foreign tax on sales of Indian investments	$76,793	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

	ING UBS U.S. Small Cap Growth Portfolio	ING Van Kampen Comstock Portfolio	ING Van Kampen Equity and Income Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$30,574	$12,524,479	$8,206,014
Interest	5,312	365,214	6,312,535
Securities lending income	26,675	270,881	3,489
Total investment income	62,561	13,160,574	14,522,038
EXPENSES:
Investment management fees	90,443	2,722,176	2,525,431
Distribution and service fees:
Class ADV	4	81,070	34,102
Class S	3,318	377,383	209,494
Transfer agent fees	256	—	—
Administrative service fees	10,640	1,134,243	92,132
Shareholder reporting expense	1,930	—	—
Professional fees	4,178	—	—
Custody and accounting expense	9,646	—	—
Directors fees	1,262	—	—
Miscellaneous expense	6,181	—	—
Total expenses	127,858	4,314,872	2,861,159
Net waived and reimbursed fees	(28,391)	(182,523)	—
Brokerage commission recapture	(841)	—	—
Net expenses	98,626	4,132,349	2,861,159
Net investment income (loss)	(36,065)	9,028,225	11,660,879
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY RELATED TRANSACTIONS:
Net realized gain (loss) on:
Investments	(2,377,041)	9,700,410	11,601,644
Foreign currency related transactions	—	—	(14,429)
Net realized gain (loss) on investments and foreign currency related transactions	(2,377,041)	9,700,410	11,587,215
Net change in unrealized appreciation or depreciation on:
Investments	(742,029)	(181,485,342)	(105,815,010)
Foreign currency related transactions	—	—	(1,112)
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(742,029)	(181,485,342)	(105,816,122)
Net realized and unrealized loss on investments and foreign currency related transactions	(3,119,070)	(171,784,932)	(94,228,907)
Decrease in net assets resulting from operations	$(3,155,135)	$(162,756,707)	$(82,568,028)
*Foreign taxes withheld	$—	$127,454	$256,114

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING American Century Large Company Value Portfolio		ING American Century Small-Mid Cap Value Portfolio
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007
FROM OPERATIONS:
Net investment income	$752,161	$1,968,839	$717,646	$979,713
Net realized gain (loss) on investments, foreign currency related transactions and futures	(8,466,144)	8,794,610	(5,465,227)	9,701,759
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions and futures	(3,253,322)	(13,657,697)	(4,088,840)	(13,408,442)
Decrease in net assets resulting from operations	(10,967,305)	(2,894,248)	(8,836,421)	(2,726,970)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(99,016)	—	(24,752)
Class I	—	(1,330,944)	—	(302,597)
Class S	—	(256,957)	—	(181,755)
Net realized gains:
Class ADV	—	(693,173)	—	(1,692,685)
Class I	—	(5,750,073)	—	(5,866,192)
Class S	—	(1,415,763)	—	(5,719,356)
Total distributions	—	(9,545,926)	—	(13,787,337)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	19,623,942	74,727,098	9,495,127	23,051,965
Reinvestment of distributions	—	9,545,926	—	13,787,337
	19,623,942	84,273,024	9,495,127	36,839,302
Cost of shares redeemed	(114,982,068)	(56,986,540)	(10,035,497)	(29,156,836)
Net increase (decrease) in net assets resulting from capital share transactions	(95,358,126)	27,286,484	(540,370)	7,682,466
Net increase (decrease) in net assets	(106,325,431)	14,846,310	(9,376,791)	(8,831,841)
NET ASSETS:
Beginning of period	130,643,862	115,797,552	99,697,554	108,529,395
End of period	$24,318,431	$130,643,862	$90,320,763	$99,697,554
Undistributed net investment income at end of period	$2,716,019	$1,963,858	$1,594,341	$876,695

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Baron Asset Portfolio		ING Baron Small Cap Growth Portfolio
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007
FROM OPERATIONS:
Net investment loss	$(68,095)	$(7,081)	$(1,715,562)	$(1,662,178)
Net realized gain (loss) on investments	(566,947)	362,294	(37,689,951)	20,624,026
Net change in unrealized appreciation or depreciation on investments	(2,775,621)	1,314,017	(51,824,258)	10,257,100
Increase (decrease) in net assets resulting from operations	(3,410,663)	1,669,230	(91,229,771)	29,218,948
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	4,990,957	26,601,942	112,936,438	241,145,808
Cost of shares redeemed	(25,754,382)	(3,367,729)	(60,953,825)	(100,775,969)
Net increase (decrease) in net assets resulting from capital share transactions	(20,763,425)	23,234,213	51,982,613	140,369,839
Net increase (decrease) in net assets	(24,174,088)	24,903,443	(39,247,158)	169,588,787
NET ASSETS:
Beginning of period	34,010,907	9,107,464	645,246,617	475,657,830
End of period	$9,836,819	$34,010,907	$605,999,459	$645,246,617
Undistributed net investment income (accumulated net investment loss) at end of period	$(68,095)	$—	$(1,691,736)	$23,826

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Columbia Small Cap Value II Portfolio		ING Davis New York Venture Portfolio
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007
FROM OPERATIONS:
Net investment income	$1,599,637	$965,561	$1,337,010	$3,584,456
Net realized gain (loss) on investments and foreign currency related transactions	(11,528,681)	4,558,621	(4,173,490)	4,428,969
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(8,445,431)	(6,366,221)	(45,284,317)	1,102,011
Increase (decrease) in net assets resulting from operations	(18,374,475)	(842,039)	(48,120,797)	9,115,436
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(226)	—	—
Class I	—	(20,982)	—	(284,154)
Class S	—	(149,906)	—	(483,957)
Net realized gains:
Class ADV	—	—	—	(34,332)
Class I	—	—	—	(303,465)
Class S	—	—	—	(726,408)
Total distributions	—	(171,114)	—	(1,832,316)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	291,682,076	152,702,805	191,837,836	185,311,189
Reinvestment of distributions	—	171,114	—	1,832,316
	291,682,076	152,873,919	191,837,836	187,143,505
Cost of shares redeemed	(78,669,014)	(31,017,289)	(24,603,507)	(58,711,455)
Net increase in net assets resulting from capital share transactions	213,013,062	121,856,630	167,234,329	128,432,050
Net increase in net assets	194,638,587	120,843,477	119,113,532	135,715,170
NET ASSETS:
Beginning of period	208,552,171	87,708,694	343,488,227	207,773,057
End of period	$403,190,758	$208,552,171	$462,601,759	$343,488,227
Undistributed net investment income at end of period	$2,545,735	$946,098	$4,874,484	$3,537,474

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING JPMorgan Mid Cap Value Portfolio		ING Legg Mason Partners Aggressive Growth Portfolio
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007
FROM OPERATIONS:
Net investment income (loss)	$1,228,917	$2,662,565	$(783,237)	$(1,934,682)
Net realized gain on investments	3,861,027	19,782,786	51,022,055	26,487,762
Net change in unrealized appreciation or depreciation on investments	(27,779,541)	(17,633,034)	(152,568,777)	(41,450,102)
Increase (decrease) in net assets resulting from operations	(22,689,597)	4,812,317	(102,329,959)	(16,897,022)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(117,731)	—	—
Class I	—	(1,069,126)	—	—
Class S	—	(524,023)	—	—
Net realized gains:
Class ADV	—	(1,307,919)	—	—
Class I	—	(6,921,274)	—	—
Class S	—	(4,728,001)	—	—
Total distributions	—	(14,668,074)	—	—
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	20,935,387	76,989,470	104,909,342	326,015,465
Reinvestment of distributions	—	14,668,074	—	—
	20,935,387	91,657,544	104,909,342	326,015,465
Cost of shares redeemed	(46,643,385)	(60,552,182)	(357,246,792)	(378,341,494)
Net increase (decrease) in net assets resulting from capital share transactions	(25,707,998)	31,105,362	(252,337,450)	(52,326,029)
Net increase (decrease) in net assets	(48,397,595)	21,249,605	(354,667,409)	(69,223,051)
NET ASSETS:
Beginning of period	260,312,181	239,062,576	1,280,842,731	1,350,065,782
End of period	$211,914,586	$260,312,181	$926,175,322	$1,280,842,731
Undistributed net investment income (accumulated net investment loss) at end of period	$3,660,765	$2,431,848	$(783,237)	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Neuberger Berman Partners Portfolio		ING OpCap Balanced Value Portfolio
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007
FROM OPERATIONS:
Net investment income	$933,283	$990,373	$544,132	$957,500
Net realized gain (loss) on investments and foreign currency related transactions	10,131,242	(13,341,407)	(9,021,206)	8,082,867
Net change in unrealized appreciation or depreciation on investments	(31,827,749)	49,540,515	1,835,334	(11,228,723)
Increase (decrease) in net assets resulting from operations	(20,763,224)	37,189,481	(6,641,740)	(2,188,356)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(20)	—	(7,730)
Class I	—	(735,348)	—	(70,603)
Class S	—	(401,596)	—	(933,326)
Net realized gains:
Class ADV	—	(320)	—	(167,410)
Class I	—	(11,957,793)	—	(472,086)
Class S	—	(7,987,123)	—	(7,746,651)
Total distributions	—	(21,082,200)	—	(9,397,806)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	190,368,914	86,086,803	1,990,822	6,539,436
Reinvestment of distributions	—	21,082,146	—	9,397,806
	190,368,914	107,168,949	1,990,822	15,937,242
Cost of shares redeemed	(58,690,915)	(107,998,199)	(12,845,973)	(29,096,784)
Net increase (decrease) in net assets resulting from capital share transactions	131,677,999	(829,250)	(10,855,151)	(13,159,542)
Net increase (decrease) in net assets	110,914,775	15,278,031	(17,496,891)	(24,745,704)
NET ASSETS:
Beginning of period	428,807,563	413,529,532	62,853,685	87,599,389
End of period	$539,722,338	$428,807,563	$45,356,794	$62,853,685
Undistributed net investment income at end of period	$1,888,170	$954,887	$1,496,503	$952,371

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Oppenheimer Global Portfolio		ING Oppenheimer Strategic Income Portfolio
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007
FROM OPERATIONS:
Net investment income	$30,317,337	$42,790,930	$16,471,544	$26,563,992
Net realized gain on investments, foreign currency related transactions, futures, swaps, and written options	39,867,476	160,407,238	8,438,038	10,293,869
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, futures, swaps, written options, short positions, and unfunded commitments	(418,329,267)	(25,056,406)	(19,241,733)	1,534,707
Increase (decrease) in net assets resulting from operations	(348,144,454)	178,141,762	5,667,849	38,392,568
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(697,050)	—	(1,147,519)
Class I	—	(26,306,990)	—	(16,544,242)
Class S	—	(1,992,610)	—	(2,774,380)
Net realized gains:
Class ADV	—	(4,651,568)	—	—
Class I	—	(98,523,340)	—	—
Class S	—	(8,314,597)	—	—
Total distributions	—	(140,486,155)	—	(20,466,141)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	61,504,470	162,375,715	211,503,689	167,160,488
Reinvestment of distributions	—	140,486,155	—	20,466,141
	61,504,470	302,861,870	211,503,689	187,626,629
Cost of shares redeemed	(217,613,361)	(477,615,687)	(42,097,545)	(111,289,160)
Net increase (decrease) in net assets resulting from capital share transactions	(156,108,891)	(174,753,817)	169,406,144	76,337,469
Net increase (decrease) in net assets	(504,253,345)	(137,098,210)	175,073,993	94,263,896
NET ASSETS:
Beginning of period	2,621,909,256	2,759,007,466	519,471,604	425,207,708
End of period	$2,117,655,911	$2,621,909,256	$694,545,597	$519,471,604
Undistributed net investment income at end of period	$74,274,173	$43,956,836	$50,419,694	$33,948,150

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING PIMCO Total Return Portfolio		ING Pioneer High Yield Portfolio
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007
FROM OPERATIONS:
Net investment income	$11,160,224	$17,123,891	$4,244,622	$6,918,879
Net realized gain (loss) on investments, foreign currency related transactions, futures, swaps, and written options	21,141,733	3,027,999	(140,952)	3,593,207
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, futures, swaps, written options, and sales commitments	(29,502,441)	18,748,656	(5,347,033)	(2,411,487)
Increase (decrease) in net assets resulting from operations	2,799,516	38,900,546	(1,243,363)	8,100,599
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(947,855)	(31,694)	(49,613)
Class I	—	(9,593,260)	(4,075,294)	(6,426,076)
Class S	—	(3,498,142)	(137,544)	(445,431)
Total distributions	—	(14,039,257)	(4,244,532)	(6,921,120)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	143,277,897	163,411,362	56,653,164	48,224,001
Reinvestment of distributions	—	14,039,257	4,244,532	6,919,827
	143,277,897	177,450,619	60,897,696	55,143,828
Cost of shares redeemed	(155,143,734)	(58,691,524)	(16,078,753)	(73,049,481)
Net increase (decrease) in net assets resulting from capital share transactions	(11,865,837)	118,759,095	44,818,943	(17,905,653)
Net increase (decrease) in net assets	(9,066,321)	143,620,384	39,331,048	(16,726,174)
NET ASSETS:
Beginning of period	476,444,562	332,824,178	112,021,778	128,747,952
End of period	$467,378,241	$476,444,562	$151,352,826	$112,021,778
Undistributed net investment income at end of period	$28,629,957	$17,469,733	$5,573	$5,483

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING T. Rowe Price Diversified Mid Cap Growth Portfolio		ING T. Rowe Price Growth Equity Portfolio
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007
FROM OPERATIONS:
Net investment income	$571,384	$1,742,576	$2,573,302	$7,665,938
Net realized gain on investments and foreign currency related transactions	22,421,109	129,203,347	15,456,768	95,487,453
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(85,580,799)	9,773,622	(176,308,777)	35,488,768
Increase (decrease) in net assets resulting from operations	(62,588,306)	140,719,545	(158,278,707)	138,642,159
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	—	—	(52,430)
Class I	—	(1,960,207)	—	(6,544,980)
Class S	—	—	—	(169,564)
Net realized gains:
Class ADV	—	(3,939,115)	—	(5,000,494)
Class I	—	(90,261,425)	—	(61,978,334)
Class S	—	(1,209,603)	—	(3,766,933)
Total distributions	—	(97,370,350)	—	(77,512,735)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	14,582,568	24,781,765	158,475,873	386,482,105
Reinvestment of distributions	—	97,370,350	—	77,512,735
	14,582,568	122,152,115	158,475,873	463,994,840
Cost of shares redeemed	(84,596,035)	(241,797,598)	(304,664,481)	(292,305,674)
Net increase (decrease) in net assets resulting from capital share transactions	(70,013,467)	(119,645,483)	(146,188,608)	171,689,166
Net increase (decrease) in net assets	(132,601,773)	(76,296,288)	(304,467,315)	232,818,590
NET ASSETS:
Beginning of period	1,049,484,992	1,125,781,280	1,647,426,839	1,414,608,249
End of period	$916,883,219	$1,049,484,992	$1,342,959,524	$1,647,426,839
Undistributed net investment income at end of period	$2,311,470	$1,740,086	$13,076,372	$10,503,070

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Templeton Foreign Equity Portfolio		ING Thornburg Value Portfolio
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007
FROM OPERATIONS:
Net investment income	$12,904,827	$1,420,256	$1,466,216	$1,852,156
Net realized gain (loss) on investments and foreign currency related transactions	3,179,971	961,802	(7,306,833)	25,273,208
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(101,876,366)	7,826,519	(32,901,402)	(13,080,793)
Increase (decrease) in net assets resulting from operations	(85,791,568)	10,208,577	(38,742,019)	14,044,571
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(11)	—	(9,561)
Class I	—	(429,134)	—	(845,816)
Class S	—	(1,000,610)	—	(76,409)
Net realized gains:
Class ADV	—	(9)	—	—
Class I	—	(345,586)	—	—
Class S	—	(996,073)	—	—
Total distributions	—	(2,771,423)	—	(931,786)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	355,374,226	170,278,145	195,793,153	68,502,537
Proceeds from shares issued in merger (Note 13)	485,926,153	—	—	—
Reinvestment of distributions	—	2,645,202	—	931,786
	841,300,379	172,923,347	195,793,153	69,434,323
Cost of shares redeemed	(64,742,542)	(48,889,820)	(22,981,162)	(41,806,736)
Net increase in net assets resulting from capital share transactions	776,557,837	124,033,527	172,811,991	27,627,587
Net increase in net assets	690,766,269	131,470,681	134,069,972	40,740,372
NET ASSETS:
Beginning of period	178,663,438	47,192,757	234,322,830	193,582,458
End of period	$869,429,707	$178,663,438	$368,392,802	$234,322,830
Undistributed net investment income at end of period	$13,717,496	$812,669	$3,295,614	$1,829,398

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING UBS U.S. Large Cap Equity Portfolio		ING UBS U.S. Small Cap Growth Portfolio
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007
FROM OPERATIONS:
Net investment income (loss)	$2,412,210	$4,363,890	$(36,065)	$(217,180)
Net realized gain (loss) on investments	11,587,120	36,381,562	(2,377,041)	1,642,413
Net change in unrealized appreciation or depreciation on investments	(64,032,547)	(36,024,660)	(742,029)	(31,887)
Increase (decrease) in net assets resulting from operations	(50,033,217)	4,720,792	(3,155,135)	1,393,346
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(67,611)	—	—
Class I	—	(2,678,126)	—	—
Class S	—	(342,587)	—	—
Net realized gains:
Class ADV	—	—	—	(61)
Class I	—	—	—	(1,875,576)
Class S	—	—	—	(225,965)
Total distributions	—	(3,088,324)	—	(2,101,602)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	82,315,192	105,677,385	6,085,695	27,105,175
Proceeds from shares issued in merger (Note 13)	—	36,384,223	—	—
Reinvestment of distributions	—	3,088,324	—	1,904,929
	82,315,192	145,149,932	6,085,695	29,010,104
Cost of shares redeemed	(44,879,594)	(113,345,397)	(33,437,802)	(19,877,147)
Net increase (decrease) in net assets resulting from capital share transactions	37,435,598	31,804,535	(27,352,107)	9,132,957
Net increase (decrease) in net assets	(12,597,619)	33,437,003	(30,507,242)	8,424,701
NET ASSETS:
Beginning of period	420,880,829	387,443,826	35,908,509	27,483,808
End of period	$408,283,210	$420,880,829	$5,401,267	$35,908,509
Undistributed net investment income (accumulated net investment loss) at end of period	$6,771,013	$4,358,803	$(34,371)	$1,694

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Van Kampen Comstock Portfolio		ING Van Kampen Equity and Income Portfolio
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007
FROM OPERATIONS:
Net investment income	$9,028,225	$18,141,386	$11,660,879	$24,073,687
Net realized gain on investments and foreign currency related transactions	9,700,410	51,676,010	11,587,215	50,110,886
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(181,485,342)	(91,003,406)	(105,816,122)	(37,763,499)
Increase (decrease) in net assets resulting from operations	(162,756,707)	(21,186,010)	(82,568,028)	36,421,074
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(504,981)	—	(330,029)
Class I	—	(10,143,475)	—	(21,491,852)
Class S	—	(4,424,869)	—	(2,278,945)
Net realized gains:
Class ADV	—	(1,177,101)	—	(462,445)
Class I	—	(17,981,166)	—	(24,251,403)
Class S	—	(9,810,845)	—	(2,802,542)
Total distributions	—	(44,042,437)	—	(51,617,216)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	142,121,583	316,790,683	40,070,222	77,017,123
Proceeds from shares issued in merger	—	—	82,425,445	—
Reinvestment of distributions	—	44,042,437	—	51,617,216
	142,121,583	360,833,120	122,495,667	128,634,339
Cost of shares redeemed	(138,882,962)	(334,718,811)	(89,561,918)	(186,472,061)
Net increase (decrease) in net assets resulting from capital share transactions	3,238,621	26,114,309	32,933,749	(57,837,722)
Net decrease in net assets	(159,518,086)	(39,114,138)	(49,634,279)	(73,033,864)
NET ASSETS:
Beginning of period	991,217,776	1,030,331,914	959,065,583	1,032,099,447
End of period	$831,699,690	$991,217,776	$909,431,304	$959,065,583
Undistributed net investment income at end of period	$27,164,299	$18,136,074	$35,735,849	$24,074,970

See Accompanying Notes to Financial Statements

ING AMERICAN CENTURY LARGE COMPANY VALUE PORTFOLIO (UNAUDITED)

FINANCIAL
HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months Ended June 30,	Year Ended December 31,
	2008	2007	2006		2005		2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$14.24	15.80	14.08		14.05		12.89	9.90
Income (loss) from investment operations:
Net investment income	$0.12 *	0.19	0.18	*	0.12	*	0.10	0.08
Net realized and unrealized gain (loss) on investments	$(2.16)	(0.49)	2.38		0.03		1.14	2.99
Total from investment operations	$(2.04)	(0.30)	2.56		0.15		1.24	3.07
Less distributions:
Net investment income	$—	0.16	0.09		0.12		0.08	0.08
Net realized gains on investments	$—	1.10	0.75		—		—	—
Total distributions	$—	1.26	0.84		0.12		0.08	0.08
Net asset value, end of period	$12.20	14.24	15.80		14.08		14.05	12.89
Total Return(1)%	(14.33)	(2.17)	18.89		1.09		9.70	31.13
Ratios and Supplemental Data:
Net assets, end of period (000's)	$2,882	9,497	10,524		11,806		8,684	7,313
Ratios to average net assets:
Gross expense prior to expense waiver(2)%	1.50	1.50	1.50		1.50		1.50	1.50
Net expense after expense waiver(2)%	1.40	1.50	1.50		1.50		1.50	1.50
Net investment income after expense waiver(2)%	1.83	1.20	1.21		0.87		0.81	0.75
Portfolio turnover rate %	25	44	56		105		38	38
	Class I
	Six Months Ended June 30,	Year Ended December 31,
	2008	2007	2006		2005		2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$14.44	16.03	14.24		14.22		13.03	9.97
Income (loss) from investment operations:
Net investment income	$0.12 *	0.27 *	0.26	*	0.21		0.17	0.06
Net realized and unrealized gain (loss) on investments	$(2.15)	(0.50)	2.42		0.00	**	1.15	3.09
Total from investment operations	$(2.03)	(0.23)	2.68		0.21		1.32	3.15
Less distributions:
Net investment income	$—	0.26	0.14		0.19		0.13	0.09
Net realized gains on investments	$—	1.10	0.75		—		—	—
Total distributions	$—	1.36	0.89		0.19		0.13	0.09
Net asset value, end of period	$12.41	14.44	16.03		14.24		14.22	13.03
Total Return(1)%	(14.06)	(1.72)	19.58		1.51		10.24	31.74
Ratios and Supplemental Data:
Net assets, end of period (000's)	$8,408	104,021	82,254		39,624		2,956	1,077
Ratios to average net assets:
Gross expenses prior to expense waiver(2)%	1.00	1.00	1.00		1.00		1.00	1.00
Net expenses after expense waiver(2)%	0.90	1.00	1.00		1.00		1.00	1.00
Net investment income after expense waiver(2)%	1.85	1.72	1.73		1.50		1.39	1.20
Portfolio turnover rate %	25	44	56		105		38	38

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  Annualized for periods less than one year.

*  Calculated using average number of shares outstanding throughout the period.

**  Amount is less than $0.005.

See Accompanying Notes to Financial Statements

ING AMERICAN CENTURY LARGE COMPANY VALUE PORTFOLIO (UNAUDITED) (CONTINUED)

FINANCIAL
HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class S
	Six Months Ended June 30,	Year Ended December 31,
	2008	2007	2006		2005	2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$14.47	16.05	14.20		14.17	12.98	9.94
Income (loss) from investment operations:
Net investment income	$0.15 *	0.23 *	0.21	*	0.15	0.15	0.11
Net realized and unrealized gain (loss) on investments	$(2.20)	(0.51)	2.43		0.02	1.14	3.00
Total from investment operations	$(2.05)	(0.28)	2.64		0.17	1.29	3.11
Less distributions:
Net investment income	$—	0.20	0.04		0.14	0.10	0.07
Net realized gains on investments	$—	1.10	0.75		—	—	—
Total distributions	$—	1.30	0.79		0.14	0.10	0.07
Net asset value, end of period	$12.42	14.47	16.05		14.20	14.17	12.98
Total Return(1)%	(14.17)	(2.00)	19.30		1.26	10.05	31.34
Ratios and Supplemental Data:
Net assets, end of period (000's)	$13,029	17,126	23,019		43,127	66,267	63,547
Ratios to average net assets:
Gross expenses prior to expense waiver(2)%	1.25	1.25	1.25		1.25	1.25	1.25
Net expenses after expense waiver(2)%	1.15	1.25	1.25		1.25	1.25	1.25
Net investment income after expense waiver(2)%	2.17	1.44	1.43		1.06	1.05	1.00
Portfolio turnover rate %	25	44	56		105	38	38

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  Annualized for periods less than one year.

*  Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (UNAUDITED)

FINANCIAL
HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months Ended June 30,	Year Ended December 31,
	2008	2007	2006		2005	2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$11.24	13.35	11.63		12.13	10.71	8.13
Income (loss) from investment operations:
Net investment income (loss)	$0.07	0.08 **	0.02		0.01	(0.02)	0.01
Net realized and unrealized gain (loss) on investments	$(1.07)	(0.42)	1.73		0.92	2.26	2.84
Total from investment operations	$(1.00)	(0.34)	1.75		0.93	2.24	2.85
Less distributions:
Net investment income	$—	0.03	0.00	*	0.01	—	0.00	*
Net realized gains on investments	$—	1.74	0.03		1.42	0.82	0.27
Total distributions	$—	1.77	0.03		1.43	0.82	0.27
Net asset value, end of period	$10.24	11.24	13.35		11.63	12.13	10.71
Total Return(1)%	(8.90)	(3.17)	15.14		7.65	21.03	35.08
Ratios and Supplemental Data:
Net assets, end of period (000's)	$10,660	12,309	12,602		11,023	5,266	2,843
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	1.75	1.75	1.75		1.80	1.80	1.90
Net expenses after expense waiver(2)(3)%	1.52	1.52	1.72		1.80	1.80	1.82
Net investment income (loss) after expense waiver(2)(3)%	1.19	0.58	0.18		0.10	(0.14)	0.00	*
Portfolio turnover rate %	84	146	156		101	107	137
	Class I
	Six Months Ended June 30,	Year Ended December 31,
	2008	2007	2006		2005	2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$11.46	13.58	11.77		12.24	10.77	8.16
Income (loss) from investment operations:
Net investment income	$0.09	0.14 **	0.09	**	0.06	0.03	0.02
Net realized and unrealized gain (loss) on investments	$(1.08)	(0.43)	1.75		0.94	2.28	2.89
Total from investment operations	$(0.99)	(0.29)	1.84		1.00	2.31	2.91
Less distributions:
Net investment income	$—	0.09	0.00	*	0.05	0.02	0.03
Net realized gains on investments	$—	1.74	0.03		1.42	0.82	0.27
Total distributions	$—	1.83	0.03		1.47	0.84	0.30
Net asset value, end of period	$10.47	11.46	13.58		11.77	12.24	10.77
Total Return(1)%	(8.64)	(2.70)	15.75		8.17	21.61	35.84
Ratios and Supplemental Data:
Net assets, end of period (000's)	$43,333	47,079	48,088		46,237	28,433	8,007
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	1.25	1.25	1.25		1.30	1.30	1.40
Net expenses after expense waiver(2)(3)%	1.02	1.02	1.22		1.30	1.30	1.32
Net investment income after expense waiver(2)(3)%	1.69	1.09	0.71		0.61	0.35	0.53
Portfolio turnover rate %	84	146	156		101	107	137

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

(3)  Annualized for periods less than one year.

*  Amount is less than $0.005 or 0.005%.

**  Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (UNAUDITED) (CONTINUED)

FINANCIAL
HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class S
	Six Months Ended June 30,	Year Ended December 31,
	2008	2007	2006		2005	2004		2003
Per Share Operating Performance:
Net asset value, beginning of period	$11.40	13.51	11.74		12.22	10.76		8.15
Income (loss) from investment operations:
Net investment income	$0.08	0.11 *	0.05		0.04	0.00	**	0.02
Net realized and unrealized gain (loss) on investments	$(1.08)	(0.42)	1.75		0.92	2.28		2.87
Total from investment operations	$(1.00)	(0.31)	1.80		0.96	2.28		2.89
Less distributions:
Net investment income	$—	0.06	0.00	**	0.02	0.00	**	0.01
Net realized gains on investments	$—	1.74	0.03		1.42	0.82		0.27
Total distributions	$—	1.80	0.03		1.44	0.82		0.28
Net asset value, end of period	$10.40	11.40	13.51		11.74	12.22		10.76
Total Return(1)%	(8.77)	(2.90)	15.43		7.85	21.34		35.49
Ratios and Supplemental Data:
Net assets, end of period (000's)	$36,328	40,309	47,839		43,053	37,816		12,363
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	1.50	1.50	1.50		1.55	1.55		1.65
Net expenses after expense waiver(2)(3)%	1.27	1.27	1.47		1.55	1.55		1.57
Net investment income after expense waiver(2)(3)%	1.45	0.82	0.39		0.35	0.09		0.23
Portfolio turnover rate %	84	146	156		101	107		137

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

(3)  Annualized for periods less than one year.

*  Calculated using average number of shares outstanding throughout the period.

**  Amount is less than $ 0.005.

See Accompanying Notes to Financial Statements

ING BARON ASSET PORTFOLIO (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	January 18, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$12.05	11.09	10.04
Income (loss) from investment operations:
Net investment loss	$(0.05)	(0.05)	(0.06)
Net realized and unrealized gain (loss) on investments	$(1.34)	1.01	1.11
Total from investment operations	$(1.39)	0.96	1.05
Net asset value, end of period	$10.66	12.05	11.09
Total Return(2)%	(11.54)	8.66	10.46
Ratios and Supplemental Data:
Net assets, end of period (000's)	$3,076	3,499	3,211
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	1.69	1.64	2.08
Net expenses after expense waiver(3)(4)%	1.55	1.55	1.55
Net investment loss after expense waiver(3)(4)%	(0.94)	(0.44)	(0.57)
Portfolio turnover rate %	31	18	23

	Class I				Class S
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	January 3, 2006(1) to December 31, 2006		Six Months Ended June 30, 2008	Year Ended December 31, 2007	May 3 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$12.17	11.14	10.00		12.09	11.10	10.73
Income (loss) from investment operations:
Net investment income (loss)	$(0.03)*	0.01	(0.00	)**	(0.04)	(0.01)	0.03	*
Net realized and unrealized gain (loss) on investments	$(1.33)	1.02	1.14		(1.34)	1.00	0.34
Total from investment operations	$(1.36)	1.03	1.14		(1.38)	0.99	0.37
Net asset value, end of period	$10.81	12.17	11.14		10.71	12.09	11.10
Total Return(2)%	(11.18)	9.25	11.40		(11.41)	8.92	3.45
Ratios and Supplemental Data:
Net assets, end of period (000's)	$2,670	25,781	5,583		4,091	4,731	313
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	1.19	1.14	1.58		1.44	1.39	1.83
Net expenses after expense waiver(3)(4)%	1.05	1.05	1.05		1.30	1.30	1.30
Net investment income (loss) after expense waiver(3)(4)%	(0.51)	0.07	(0.05)		(0.69)	(0.14)	0.31
Portfolio turnover rate %	31	18	23		31	18	23

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

*  Calculated using average number of shares outstanding throughout the period.

**  Amount is more than $(0.005).

See Accompanying Notes to Financial Statements

ING BARON SMALL CAP GROWTH PORTFOLIO (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months Ended June 30,	Year Ended December 31,
	2008	2007	2006	2005		2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$19.16	18.11	15.90	14.85		11.64	8.74
Income (loss) from investment operations:
Net investment loss	$(0.08)	(0.12)	(0.10)	(0.19	)*	(0.09)	(0.12)
Net realized and unrealized gain (loss) on investments	$(2.56)	1.17	2.46	1.24		3.30	3.02
Total from investment operations	$(2.64)	1.05	2.36	1.05		3.21	2.90
Less distributions:
Net realized gains on investments	$—	—	0.15	—		—	—
Total distributions	$—	—	0.15	—		—	—
Net asset value, end of period	$16.52	19.16	18.11	15.90		14.85	11.64
Total Return(1)%	(13.78)	5.80	15.02	7.07		27.58	33.18
Ratios and Supplemental Data:
Net assets, end of period (000's)	$41,167	48,449	45,591	31,565		17,106	3,950
Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(2)%	1.58	1.58	1.58	1.75		1.70	1.75
Net expenses after expense waiver and prior to brokerage commission recapture(2)%	1.58	1.58	1.58	1.70		1.70	1.71
Net expenses after expense waiver and brokerage commission recapture(2)%	1.58	1.58	1.58	1.70		1.70	1.71
Net investment loss after expense waiver and brokerage commission recapture(2)%	(0.89)	(0.61)	(0.63)	(1.23)		(1.22)	(1.42)
Portfolio turnover rate %	11	23	15	11		19	19
	Class I
	Six Months Ended June 30,	Year Ended December 31,
	2008	2007	2006	2005		2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$19.73	18.55	16.21	15.06		11.74	8.77
Income (loss) from investment operations:
Net investment loss	$(0.03)	(0.02)	(0.02)	(0.14	)*	(0.07)	(0.05)
Net realized and unrealized gain (loss) on investments	$(2.65)	1.20	2.51	1.29		3.39	3.02
Total from investment operations	$(2.68)	1.18	2.49	1.15		3.32	2.97
Less distributions:
Net realized gains on investments	$—	—	0.15	—		—	—
Total distributions	$—	—	0.15	—		—	—
Net asset value, end of period	$17.05	19.73	18.55	16.21		15.06	11.74
Total Return(1)%	(13.58)	6.36	15.54	7.64		28.28	33.87
Ratios and Supplemental Data:
Net assets, end of period (000's)	$178,223	181,259	130,780	81,664		29,954	10,522
Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(2)%	1.08	1.08	1.08	1.25		1.20	1.25
Net expenses after expense waiver and prior to brokerage commission recapture(2)%	1.08	1.08	1.08	1.20		1.20	1.21
Net expenses after expense waiver and brokerage commission recapture(2)%	1.08	1.08	1.08	1.20		1.20	1.21
Net investment loss after expense waiver and brokerage commission recapture(2)%	(0.39)	(0.10)	(0.13)	(0.87)		(0.71)	(0.90)
Portfolio turnover rate %	11	23	15	11		19	19

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  Annualized for periods less than one year.

*  Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING BARON SMALL CAP GROWTH PORTFOLIO (UNAUDITED) (CONTINUED)

FINANCIAL
HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class S
	Six Months Ended June 30,	Year Ended December 31,
	2008	2007	2006	2005		2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$19.45	18.33	16.06	14.96		11.69	8.76
Income (loss) from investment operations:
Net investment loss	$(0.05)	(0.06)	(0.06)	(0.14	)*	(0.09)	(0.07)
Net realized and unrealized gain (loss) on investments	$(2.61)	1.18	2.48	1.24		3.36	3.00
Total from investment operations	$(2.66)	1.12	2.42	1.10		3.27	2.93
Less distributions:
Net realized gains on investments	$—	—	0.15	—		—	—
Total distributions	$—	—	0.15	—		—	—
Net asset value, end of period	$16.79	19.45	18.33	16.06		14.96	11.69
Total Return(1)%	(13.68)	6.11	15.24	7.35		27.97	33.45
Ratios and Supplemental Data:
Net assets, end of period (000's)	$386,610	415,539	299,287	207,527		114,112	44,200
Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(2)%	1.33	1.33	1.33	1.50		1.45	1.50
Net expenses after expense waiver and prior to brokerage commission recapture(2)%	1.31	1.32	1.33	1.45		1.45	1.46
Net expenses after expense waiver and brokerage commission recapture(2)%	1.31	1.32	1.33	1.45		1.45	1.46
Net investment loss after expense waiver and brokerage commission recapture(2)%	(0.62)	(0.34)	(0.38)	(0.92)		(0.96)	(1.15)
Portfolio turnover rate %	11	23	15	11		19	19

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  Annualized for periods less than one year.

*  Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING COLUMBIA SMALL CAP VALUE II PORTFOLIO (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months Ended June 30, 2008	Year Ended December 31, 2007		December 29, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$10.41	10.15		10.15
Income (loss) from investment operations:
Net investment income (loss)	$0.03 *	0.05	*	(0.00	)**
Net realized and unrealized gain (loss) on investments	$(0.89)	0.23		—
Total from investment operations	$(0.86)	0.28		(0.00	)**
Less distributions:
Net investment income	$—	0.02		—
Total distributions	$—	0.02		—
Net asset value, end of period	$9.55	10.41		10.15
Total Return(2)%	(8.26)	2.73		—
Ratios and Supplemental Data:
Net assets, end of period (000's)	$527	330		1
Ratios to average net assets:
Gross expenses prior to brokerage commission recapture(3)%	1.37	1.38		1.49
Net expenses after brokerage commission recapture(3)(4)%	1.35	1.35		1.46
Net investment income (loss) after brokerage commission recapture(3)(4)%	0.71	0.50		(1.46)
Portfolio turnover rate %	38	50		48

	Class I				Class S
	Six Months Ended June 30, 2008	Year Ended December 31, 2007		April 28, 2006(1) to December 31, 2006	Six Months Ended June 30, 2008	Year Ended December 31, 2007		May 1, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$10.48	10.17		10.00	10.44	10.15		9.95
Income (loss) from investment operations:
Net investment income	$0.06 *	0.10	*	0.05	0.04 *	0.07	*	0.04	*
Net realized and unrealized gain (loss) on investments	$(0.90)	0.23		0.12	(0.89)	0.23		0.16
Total from investment operations	$(0.84)	0.33		0.17	(0.85)	0.30		0.20
Less distributions:
Net investment income	$—	0.02		—	—	0.01		—
Total distributions	$—	0.02		—	—	0.01		—
Net asset value, end of period	$9.64	10.48		10.17	9.59	10.44		10.15
Total Return(2)%	(8.02)	3.21		1.70	(8.14)	2.97		2.01
Ratios and Supplemental Data:
Net assets, end of period (000's)	$229,165	46,922		11,698	173,499	161,301		76,010
Ratios to average net assets:
Gross expenses prior to brokerage commission recapture(3)%	0.87	0.88		0.99	1.12	1.13		1.24
Net expenses after brokerage commission recapture(3)(4)%	0.85	0.85		0.96	1.10	1.10		1.21
Net investment income after brokerage commission recapture(3)(4)%	1.29	0.94		0.78	0.92	0.65		0.53
Portfolio turnover rate %	38	50		48	38	50		48

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

*  Calculated using average number of shares outstanding throughout the period.

**  Amount is more than $(0.005).

See Accompanying Notes to Financial Statements

ING DAVIS NEW YORK VENTURE PORTFOLIO (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months Ended June 30,	Year Ended December 31,
	2008	2007		2006	2005		2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$20.07	19.39		18.46	17.82		16.47	11.94
Income (loss) from investment operations:
Net investment income (loss)	$0.04	0.19	*	0.07	(0.03	)*	(0.02)	(0.07	)*
Net realized and unrealized gain (loss) on investments	$(2.38)	0.57		2.29	0.67		1.37	4.85
Total from investment operations	$(2.34)	0.76		2.36	0.64		1.35	4.78
Less distributions:
Net investment income	$—	—		—	0.00	**	—	0.25
Net realized gains on investments	$—	0.08		1.43	—		—	—
Total distributions	$—	0.08		1.43	0.00	**	—	0.25
Net asset value, end of period	$17.73	20.07		19.39	18.46		17.82	16.47
Total Return(1)%	(11.66)	3.91		13.58	3.62		8.20	40.31
Ratios and Supplemental Data:
Net assets, end of period (000's)	$8,810	10,214		13,203	11,305		10,195	3,299
Ratios to average net assets:
Expenses(2)%	1.40	1.40		1.40	1.57		1.60	1.60
Net investment income (loss)(2)%	0.36	0.94		0.44	(0.18)		(0.18)	(0.51)
Portfolio turnover rate %	7	10		6	110		33	105
	Class I
	Six Months Ended June 30,	Year Ended December 31,
	2008	2007		2006	2005		2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$20.60	19.87		18.79	18.09		16.64	12.00
Income (loss) from investment operations:
Net investment income (loss)	$0.08 *	0.31	*	0.18 *	0.06	*	0.05	(0.03	)*
Net realized and unrealized gain (loss) on investments	$(2.44)	0.57		2.34	0.66		1.40	4.92
Total from investment operations	$(2.36)	0.88		2.52	0.72		1.45	4.89
Less distributions:
Net investment income	$—	0.07		0.01	0.02		—	0.25
Net realized gains on investments	$—	0.08		1.43	—		—	—
Total distributions	$—	0.15		1.44	0.02		—	0.25
Net asset value, end of period	$18.24	20.60		19.87	18.79		18.09	16.64
Total Return(1)%	(11.46)	4.43		14.19	4.10		8.71	41.06
Ratios and Supplemental Data:
Net assets, end of period (000's)	$197,215	101,763		59,749	3,108		3,295	2,102
Ratios to average net assets:
Expenses(2)%	0.90	0.90		0.90	1.07		1.10	1.10
Net investment income (loss)(2)%	0.85	1.49		0.94	0.33		0.31	(0.21)
Portfolio turnover rate %	7	10		6	110		33	105

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  Annualized for periods less than one year.

*  Calculated using average number of shares outstanding throughout the period.

**  Amount is less than $0.005.

See Accompanying Notes to Financial Statements

ING DAVIS NEW YORK VENTURE PORTFOLIO (UNAUDITED) (CONTINUED)

FINANCIAL
HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class S
	Six Months Ended June 30,	Year Ended December 31,
	2008	2007		2006		2005		2004		2003
Per Share Operating Performance:
Net asset value, beginning of period	$20.39	19.70		18.69		17.99		16.59		11.97
Income (loss) from investment operations:
Net investment income (loss)	$0.06 *	0.25	*	0.13	*	0.01	*	0.00	**	(0.02	)*
Net realized and unrealized gain (loss) on investments	$(2.41)	0.57		2.31		0.69		1.40		4.86
Total from investment operations	$(2.35)	0.82		2.44		0.70		1.40		4.84
Less distributions:
Net investment income	$—	0.05		—		—		—		0.22
Net realized gains on investments	$—	0.08		1.43		—		—		—
Total distributions	$—	0.13		1.43		—		—		0.22
Net asset value, end of period	$18.04	20.39		19.70		18.69		17.99		16.59
Total Return(1)%	(11.53)	4.16		13.85		3.89		8.44		40.68
Ratios and Supplemental Data:
Net assets, end of period (000's)	$256,578	231,511		134,821		41,822		56,159		56,159
Ratios to average net assets:
Expenses(2)%	1.15	1.15		1.15		1.32		1.35		1.35
Net investment income (loss)(2)%	0.62	1.23		0.69		0.06		0.02		(0.17)
Portfolio turnover rate %	7	10		6		110		33		105

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  Annualized for periods less than one year.

*  Calculated using average number of shares outstanding throughout the period.

**  Amount is less than $0.005.

See Accompanying Notes to Financial Statements

ING JPMORGAN MID CAP VALUE PORTFOLIO (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months Ended June 30,	Year Ended December 31,
	2008	2007	2006		2005	2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$15.50	16.03	13.89		13.84	11.86	9.22
Income (loss) from investment operations:
Net investment income (loss)	$0.05 **	0.09	0.07		0.02	(0.00)*	0.03
Net realized and unrealized gain (loss) on investments	$(1.45)	0.25	2.18		1.11	2.40	2.70
Total from investment operations	$(1.40)	0.34	2.25		1.13	2.40	2.73
Less distributions:
Net investment income	$—	0.07	0.00	*	0.03	—	0.01
Net realized gains on investments	$—	0.80	0.11		1.05	0.42	0.08
Total distributions	$—	0.87	0.11		1.08	0.42	0.09
Net asset value, end of period	$14.10	15.50	16.03		13.89	13.84	11.86
Total Return(1)%	(9.03)	2.06	16.26		8.11	20.31	29.68
Ratios and Supplemental Data:
Net assets, end of period (000's)	$19,745	24,824	22,123		12,408	4,980	1,354
Ratios to average net assets:
Expenses(2)%	1.50	1.50	1.53		1.60	1.60	1.60
Net investment income (loss)(2)%	0.68	0.64	0.61		0.20	(0.02)	0.36
Portfolio turnover rate %	18	52	44		52	45	44
	Class I
	Six Months Ended June 30,	Year Ended December 31,
	2008	2007	2006		2005	2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$15.77	16.26	14.02		13.93	11.91	9.24
Income (loss) from investment operations:
Net investment income	$0.09 **	0.19 **	0.14		0.08	0.04	0.05
Net realized and unrealized gain (loss) on investments	$(1.49)	0.24	2.21		1.14	2.44	2.75
Total from investment operations	$(1.40)	0.43	2.35		1.22	2.48	2.80
Less distributions:
Net investment income	$—	0.12	0.00	*	0.08	0.04	0.05
Net realized gains on investments	$—	0.80	0.11		1.05	0.42	0.08
Total distributions	$—	0.92	0.11		1.13	0.46	0.13
Net asset value, end of period	$14.37	15.77	16.26		14.02	13.93	11.91
Total Return(1)%	(8.88)	2.61	16.84		8.71	20.88	30.31
Ratios and Supplemental Data:
Net assets, end of period (000's)	$110,505	145,638	125,602		80,426	55,163	16,662
Ratios to average net assets:
Expenses(2)%	1.00	1.00	1.03		1.10	1.10	1.10
Net investment income(2)%	1.21	1.15	1.08		0.67	0.49	1.04
Portfolio turnover rate %	18	52	44		52	45	44

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  Annualized for periods less than one year.

*  Amount is less than $0.005 or more than $(0.005).

**  Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING JPMORGAN MID CAP VALUE PORTFOLIO (UNAUDITED) (CONTINUED)

FINANCIAL
HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class S
	Six Months Ended June 30,	Year Ended December 31,
	2008	2007	2006		2005	2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$15.67	16.17	13.98		13.89	11.89	9.23
Income (loss) from investment operations:
Net investment income	$0.07	0.15	0.12		0.05	0.02	0.04
Net realized and unrealized gain (loss) on investments	$(1.48)	0.24	2.18		1.13	2.42	2.73
Total from investment operations	$(1.41)	0.39	2.30		1.18	2.44	2.77
Less distributions:
Net investment income	$—	0.09	0.00	*	0.04	0.02	0.03
Net realized gains on investments	$—	0.80	0.11		1.05	0.42	0.08
Total distributions	$—	0.89	0.11		1.09	0.44	0.11
Net asset value, end of period	$14.26	15.67	16.17		13.98	13.89	11.89
Total Return(1)%	(9.00)	2.34	16.52		8.49	20.59	30.05
Ratios and Supplemental Data:
Net assets, end of period (000's)	$81,664	89,851	91,338		78,459	64,420	16,372
Ratios to average net assets:
Expenses(2)%	1.25	1.25	1.28		1.35	1.35	1.35
Net investment income(2)%	0.95	0.89	0.81		0.39	0.26	0.61
Portfolio turnover rate %	18	52	44		52	45	44

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  Annualized for periods less than one year.

*  Amount is less than $0.005.

See Accompanying Notes to Financial Statements

ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months Ended June 30,	Year Ended December 31,
	2008	2007	2006		2005		2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$46.88	47.89	43.64		39.35		36.04	26.22
Income (loss) from investment operations:
Net investment loss	$(0.14)*	(0.29)	(0.27	)*	(0.33	)*	(0.12)	(0.28	)*
Net realized and unrealized gain (loss) on investments	$(4.02)	(0.72)	4.52		4.62		3.43	10.10
Total from investment operations	$(4.16)	(1.01)	4.25		4.29		3.31	9.82
Net asset value, end of period	$42.72	46.88	47.89		43.64		39.35	36.04
Total Return(1)%	(8.87)	(2.11)	9.74		10.90	†	9.18	37.45
Ratios and Supplemental Data:
Net assets, end of period (000's)	$5,838	8,325	8,459		7,843		3,196	1,014
Ratios to average net assets:
Expenses(2)%	1.30	1.30	1.30		1.31		1.32	1.33
Net investment loss(2)%	(0.62)	(0.60)	(0.59)		(0.82)		(0.45)	(0.88)
Portfolio turnover rate %	1	5	6		10		3	0
	Class I
	Six Months Ended June 30,	Year Ended December 31,
	2008	2007	2006		2005		2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$48.31	49.10	44.52		39.95		36.41	26.35
Income (loss) from investment operations:
Net investment income (loss)	$(0.03)	(0.05)	(0.02	)*	(0.15)		0.03	(0.14	)*
Net realized and unrealized gain (loss) on investments	$(4.15)	(0.74)	4.60		4.72		3.51	10.20
Total from investment operations	$(4.18)	(0.79)	4.58		4.57		3.54	10.06
Net asset value, end of period	$44.13	48.31	49.10		44.52		39.95	36.41
Total Return(1)%	(8.65)	(1.61)	10.29		11.44	†	9.72	38.18
Ratios and Supplemental Data:
Net assets, end of period (000's)	$779,599	1,103,033	1,155,244		531,343		575,903	610,593
Ratios to average net assets:
Expenses(2)%	0.80	0.80	0.80		0.81		0.82	0.83
Net investment income (loss)(2)%	(0.11)	(0.11)	(0.05)		(0.33)		0.06	(0.46)
Portfolio turnover rate %	1	5	6		10		3	0

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  Annualized for periods less than one year.

*  Calculated using average number of shares outstanding throughout the period.

†  In 2005, there was no impact on total return from the gain realized on the disposal of investments made in violation of the Portfolio's investment restrictions.

See Accompanying Notes to Financial Statements

ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO (UNAUDITED) (CONTINUED)

FINANCIAL
HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class S
	Six Months Ended June 30,	Year Ended December 31,
	2008	2007	2006		2005	2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$47.58	48.49	44.08		39.65	36.23	26.28
Income (loss) from investment operations:
Net investment loss	$(0.08)	(0.18)	(0.18	)*	(0.23)	(0.01)	(0.28	)*
Net realized and unrealized gain (loss) on investments	$(4.08)	(0.73)	4.59		4.66	3.43	10.23
Total from investment operations	$(4.16)	(0.91)	4.41		4.43	3.42	9.95
Net asset value, end of period	$43.42	47.58	48.49		44.08	39.65	36.23
Total Return(1)%	(8.74)	(1.88)	10.00		11.17 †	9.44	37.86
Ratios and Supplemental Data:
Net assets, end of period (000's)	$140,739	169,485	186,363		437,476	355,857	13,970
Ratios to average net assets:
Expenses(2)%	1.05	1.05	1.05		1.06	1.07	1.12
Net investment loss(2)%	(0.34)	(0.36)	(0.40)		(0.58)	(0.04)	(0.82)
Portfolio turnover rate %	1	5	6		10	3	0

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  Annualized for periods less than one year.

*  Calculated using average number of shares outstanding throughout the period.

†  In 2005, there was no impact on total return from the gain realized on the disposal of investments made in violation of the Portfolio's investment restrictions.

See Accompanying Notes to Financial Statements

ING NEUBERGER BERMAN PARTNERS PORTFOLIO (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months Ended June 30, 2008	Year Ended December 31, 2007		December 29, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$11.22	10.90		10.90
Income (loss) from investment operations:
Net investment loss	$(0.01)*	(0.02	)*	(0.00	)**
Net realized and unrealized gain (loss) on investments	$(0.58)	0.91		—
Total from investment operations	$(0.59)	0.89		(0.00	)**
Less distributions:
Net investment income	$—	0.03		—
Net realized gains on investment	$—	0.54		—
Total distribution	$—	0.57		—
Net asset value, end of period	$10.63	11.22		10.90
Total Return(2)%	(5.26)	8.40		—
Ratios and Supplemental Data:
Net assets, end of period (000's)	$1	12		1
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	1.24	1.23		1.25
Net expenses after expense waiver(3)(4)%	1.17	1.17		1.17
Net investment loss after expense waiver(3)(4)%	(0.11)	(0.20)		(1.17)
Portfolio turnover rate %	19	47		111

	Class I					Class S
	Six Months Ended June 30, 2008	Year Ended December 31, 2007		January 19, 2006(1) to December 31, 2006		Six Months Ended June 30, 2008	Year Ended December 31, 2007		January 3, 2006(1) to December 31 2006
Per Share Operating Performance:
Net asset value, beginning of period	$11.30	10.93		10.20		11.25	10.90		10.00
Income (loss) from investment operations:
Net investment income	$0.03 *	0.04	*	0.06	*	0.02	0.01	*	0.04	*
Net realized and unrealized gain (loss) on investments	$(0.58)	0.90		0.67		(0.58)	0.90		0.86
Total from investment operations	$(0.55)	0.94		0.73		(0.56)	0.91		0.90
Less distributions:
Net investment income	$—	0.03		—		—	0.03		—
Net realized gains on investments	$—	0.54		—		—	0.53		—
Total distributions	$—	0.57		—		—	0.56		—
Net asset value, end of period	$10.75	11.30		10.93		10.69	11.25		10.90
Total Return(2)%	(4.87)	8.85		7.16		(4.98)	8.62		9.00
Ratios and Supplemental Data:
Net assets, end of period (000's)	$403,997	271,555		232,030		135,724	157,241		181,499
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	0.74	0.73		0.75		0.99	0.98		1.00
Net expenses after expense waiver(3)(4)%	0.67	0.67		0.67		0.89	0.89		0.92
Net investment income after expense waiver(3)(4)%	0.53	0.32		0.65		0.30	0.10		0.37
Portfolio turnover rate %	19	47		111		19	47		111

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

*  Calculated using average number of shares outstanding throughout the period.

**  Amount is more than $(0.005).

See Accompanying Notes to Financial Statements

ING OPCAP BALANCED VALUE PORTFOLIO (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months Ended June 30,	Year Ended December 31,
	2008	2007	2006	2005	2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$12.61	14.88	13.62	13.32	12.21	9.61
Income (loss) from investment operations:
Net investment income	$0.10 *	0.22 *	0.11	0.04	0.04	0.09
Net realized and unrealized gain (loss) on investments	$(1.55)	(0.72)	1.26	0.29	1.17	2.77
Total from investment operations	$(1.45)	(0.50)	1.37	0.33	1.21	2.86
Less distributions:
Net investment income	$—	0.08	0.11	0.03	0.10	0.26
Net realized gains on investments	$—	1.69	—	—	—	—
Total distributions	$—	1.77	0.11	0.03	0.10	0.26
Net asset value, end of period	$11.16	12.61	14.88	13.62	13.32	12.21
Total Return(1)%	(11.50)	(4.27)	10.19	2.46	10.00	30.08
Ratios and Supplemental Data:
Net assets, end of period (000's)	$548	752	3,769	3,458	3,767	2,665
Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(2)%	1.50	1.50	1.50	1.50	1.50	1.50
Net expenses after expense waiver and prior to brokerage commission recapture(2)%	1.35	1.47	1.47	1.50	1.50	1.50
Net expenses after expense waiver and brokerage commission recapture(2)%	1.31	1.47	1.47	1.50	1.50	1.50
Net investment income after expense waiver and brokerage commission recapture(2)%	1.73	1.53	0.78	0.32	0.10	0.74
Portfolio turnover rate %	75	105	79	80	110	125
	Class I
	Six Months Ended June 30,	Year Ended December 31,
	2008	2007	2006	2005	2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$12.68	15.05	13.78	13.47	12.32	9.66
Income (loss) from investment operations:
Net investment income	$0.13 *	0.21 *	0.17	0.11	0.14	0.10
Net realized and unrealized gain (loss) on investments	$(1.56)	(0.63)	1.29	0.29	1.15	2.84
Total from investment operations	$(1.43)	(0.42)	1.46	0.40	1.29	2.94
Less distributions:
Net investment income	$—	0.25	0.19	0.09	0.14	0.28
Net realized gains on investments	$—	1.70	—	—	—	—
Total distributions	$—	1.95	0.19	0.09	0.14	0.28
Net asset value, end of period	$11.25	12.68	15.05	13.78	13.47	12.32
Total Return(1)%	(11.28)	(3.79)	10.75	2.98	10.58	30.72
Ratios and Supplemental Data:
Net assets, end of period (000's)	$3,151	3,835	4,459	4,204	4,046	1,064
Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(2)%	1.00	1.00	1.00	1.00	1.00	1.00
Net expenses after expense waiver and prior to brokerage commission recapture(2)%	0.85	0.97	0.97	1.00	1.00	1.00
Net expenses after expense waiver and brokerage commission recapture(2)%	0.81	0.97	0.97	1.00	1.00	1.00
Net investment income after expense waiver and brokerage commission recapture(2)%	2.26	1.44	1.30	0.82	0.59	1.12
Portfolio turnover rate %	75	105	79	80	110	125

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  Annualized for periods less than one year.

*  Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING OPCAP BALANCED VALUE PORTFOLIO (UNAUDITED) (CONTINUED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class S
	Six Months Ended June 30,	Year Ended December 31,
	2008	2007	2006		2005	2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$12.68	15.03	13.75		13.43	12.29	9.64
Income (loss) from investment operations:
Net investment income	$0.12 *	0.18 *	0.14	*	0.08	0.04	0.11
Net realized and unrealized gain (loss) on investments	$(1.57)	(0.63)	1.27		0.29	1.22	2.79
Total from investment operations	$(1.45)	(0.45)	1.41		0.37	1.26	2.90
Less distributions:
Net investment income	$—	0.20	0.13		0.05	0.12	0.25
Net realized gains on investments	$—	1.70	—		—	—	—
Total distributions	$—	1.90	0.13		0.05	0.12	0.25
Net asset value, end of period	$11.23	12.68	15.03		13.75	13.43	12.29
Total Return(1)%	(11.44)	(3.97)	10.36		2.70	10.32	30.32
Ratios and Supplemental Data:
Net assets, end of period (000's)	$41,658	58,267	79,371		120,274	160,159	140,554
Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(2)%	1.25	1.25	1.25		1.25	1.25	1.25
Net expenses after expense waiver and prior to brokerage commission recapture(2)%	1.10	1.22	1.22		1.25	1.25	1.25
Net expense after expense waiver and brokerage commission recapture(2)%	1.06	1.22	1.22		1.25	1.25	1.25
Net investment income after expense waiver and brokerage commission recapture(2)%	2.06	1.21	1.02		0.58	0.35	1.00
Portfolio turnover rate %	75	105	79		80	110	125

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  Annualized for periods less than one year.

*  Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING OPPENHEIMER GLOBAL PORTFOLIO (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months Ended June 30,	Year Ended December 31,
	2008	2007		2006		2005		2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$16.38	16.22		13.85		12.50		11.02	8.38
Income (loss) from investment operations:
Net investment income	$0.16 *	0.17	*	0.07	*	0.07	*	0.03	0.00	**
Net realized and unrealized gain (loss) on investments	$(2.43)	0.81		2.33		1.56		1.57	2.64
Total from investment operations	$(2.27)	0.98		2.40		1.63		1.60	2.64
Less distributions:
Net investment income	$—	0.11		0.01		0.04		0.00 **	—
Net realized gains on investments	$—	0.71		0.02		0.24		0.12	—
Total distributions	$—	0.82		0.03		0.28		0.12	—
Net asset value, end of period	$14.11	16.38		16.22		13.85		12.50	11.02
Total Return(1)%	(13.86)	6.04		17.36		13.07		14.71	31.50
Ratios and Supplemental Data:
Net assets, end of period (000's)	$77,379	99,669		95,286		106,510		127,653	856
Ratios to net assets:
Gross expenses prior to expense waiver(2)%	1.16	1.16		1.16		1.16		1.28	1.70
Net expenses after expense waiver(2)%	1.16	1.15		1.15		1.15		1.27	1.70
Net investment income after expense waiver(2)%	2.16	1.08		0.51		0.60		0.55	0.01
Portfolio turnover rate %	6	14		23		53		390	157
	Class I
	Six Months Ended June 30,	Year Ended December 31,
	2008	2007		2006		2005		2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$16.87	16.68		14.17		12.80		11.23	8.40
Income (loss) from investment operations:
Net investment income	$0.21 *	0.27	*	0.15	*	0.14	*	0.01	0.00	**
Net realized and unrealized gain (loss) on investments	$(2.51)	0.82		2.39		1.60		1.69	2.83
Total from investment operations	$(2.30)	1.09		2.54		1.74		1.70	2.83
Less distributions:
Net investment income	$—	0.19		0.01		0.12		0.01	0.00	**
Net realized gains on investments	$—	0.71		0.02		0.25		0.12	—
Total distributions	$—	0.90		0.03		0.37		0.13	0.00
Net asset value, end of period	$14.57	16.87		16.68		14.17		12.80	11.23
Total Return(1)%	(13.63)	6.57		17.98		13.57		15.28	33.73
Ratios and Supplemental Data:
Net assets, end of period (000's)	$1,815,275	2,289,589		2,518,662		2,262,201		843,253	426
Ratios to average net assets:
Expenses(2)%	0.66	0.66		0.66		0.66		0.77	1.20
Net investment income(2)%	2.66	1.57		0.96		1.05		1.11	0.22
Portfolio turnover rate %	6	14		23		53		390	157

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  Annualized for periods less than one year.

*  Calculated using average number of shares outstanding throughout the period.

**  Amount is less than $0.005.

See Accompanying Notes to Financial Statements

ING OPPENHEIMER GLOBAL PORTFOLIO (UNAUDITED) (CONTINUED)

FINANCIAL
HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class S
	Six Months Ended June 30,	Year Ended December 31,
	2008	2007		2006		2005		2004		2003
Per Share Operating Performance:
Net asset value, beginning of period	$16.46	16.31		13.90		12.58		11.06		8.39
Income (loss) from investment operations:
Net investment income	$0.19 *	0.23	*	0.10	*	0.09	*	0.02		0.02
Net realized and unrealized gain (loss) on investments	$(2.45)	0.80		2.34		1.58		1.62		2.65
Total from investment operations	$(2.26)	1.03		2.44		1.67		1.64		2.67
Less distributions:
Net investment income	$—	0.17		0.01		0.10		0.00	**	—
Net realized gains on investments	$—	0.71		0.02		0.25		0.12		—
Total distributions	$—	0.88		0.03		0.35		0.12		—
Net asset value, end of period	$14.20	16.46		16.31		13.90		12.58		11.06
Total Return(1)%	(13.73)	6.35		17.60		13.27		15.01		31.82
Ratios and Supplemental Data:
Net assets, end of period (000's)	$225,002	232,651		145,060		40,831		19,143		14,291
Ratios to average net assets:
Expenses(2)%	0.91	0.91		0.91		0.91		1.02		1.45
Net investment income(2)%	2.46	1.37		0.66		0.71		0.19		0.19
Portfolio turnover rate %	6	14		23		53		390		157

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  Annualized for periods less than one year.

*  Calculated using average number of shares outstanding throughout the period.

**  Amount is less than $0.005.

See Accompanying Notes to Financial Statements

ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months Ended June 30,	Year Ended December 31,						November 8, 2004(1) to December 31,
	2008	2007		2006		2005		2004
Per Share Operating Performance:
Net asset value, beginning of period	$11.12	10.76		9.98		10.11		10.00
Income (loss) from investment operations:
Net investment income	$0.27 *	0.59	*	0.62	*	0.30	*	0.02
Net realized and unrealized gain (loss) on investments	$(0.16)	0.28		0.18		(0.24)		0.11
Total from investment operations	$0.11	0.87		0.80		0.06		0.13
Less distributions:
Net investment income	$—	0.51		0.02		0.19		0.02
Total distributions	$—	0.51		0.02		0.19		0.02
Net asset value, end of period	$11.23	11.12		10.76		9.98		10.11
Total Return(2)%	0.99	8.28		7.99		0.61		1.26
Ratios and Supplemental Data:
Net assets, end of period (000's)	$24,699	20,460		9,266		5,082		3,655
Ratios to net assets:
Gross expenses prior to expense waiver(3)%	1.04	1.04		1.04		1.04		1.06
Net expenses after expense waiver(3)%	0.99	1.00		1.00		1.00		1.02
Net investment income after expense waiver(3)%	4.79	5.41		6.09		2.94		2.15
Portfolio turnover rate %	60	104		140		216		145
	Class I
	Six Months Ended June 30,	Year Ended December 31,						November 8, 2004(1) to December 31,
	2008	2007		2006		2005		2004
Per Share Operating Performance:
Net asset value, beginning of period	$11.20	10.80		10.00		10.12		10.00
Income (loss) from investment operations:
Net investment income	$0.30 *	0.64	*	0.66	*	0.35	*	0.02
Net realized and unrealized gain (loss) on investments	$(0.16)	0.28		0.18		(0.24)		0.12
Total from investment operations	$0.14	0.92		0.84		0.11		0.14
Less distributions:
Net investment income	$—	0.52		0.04		0.23		0.02
Total distributions	$—	0.52		0.04		0.23		0.02
Net asset value, end of period	$11.34	11.20		10.80		10.00		10.12
Total Return(2)%	1.25	8.76		8.42		1.09		1.39
Ratios and Supplemental Data:
Net assets, end of period (000's)	$573,979	415,035		359,888		302,941		103,283
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	0.54	0.54		0.54		0.54		0.52
Net expenses after expense waiver %	0.53	0.54		0.54		0.54		0.52
Net investment income after expense waiver(3)%	5.33	5.80		6.39		3.50		2.56
Portfolio turnover rate %	60	104		140		216		145

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

*  Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO (UNAUDITED) (CONTINUED)

FINANCIAL
HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class S
	Six Months Ended June 30,	Year Ended December 31,						November 8, 2004(1) to December 31,
	2008	2007		2006		2005		2004
Per Share Operating Performance:
Net asset value, beginning of period	$11.21	10.81		9.99		10.11		10.00
Income (loss) from investment operations:
Net investment income	$0.28 *	0.62	*	0.64	*	0.32	*	0.02
Net realized and unrealized gain (loss) on investments	$(0.16)	0.27		0.19		(0.24)		0.11
Total from investment operations	$0.12	0.89		0.83		0.08		0.13
Less distributions:
Net investment income	$—	0.49		0.01		0.20		0.02
Total distributions	$—	0.49		0.01		0.20		0.02
Net asset value, end of period	$11.33	11.21		10.81		9.99		10.11
Total Return(2)%	1.07	8.50		8.33		0.84		1.27
Ratios and Supplemental Data:
Net assets, end of period (000's)	$95,867	83,977		56,054		60,478		60,836
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	0.79	0.79		0.79		0.79		0.81
Net expenses after expense waiver(3)%	0.74	0.75		0.75		0.75		0.77
Net investment income after expense waiver(3)%	5.00	5.61		6.20		3.14		2.40
Portfolio turnover rate %	60	104		140		216		145

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

*  Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING PIMCO TOTAL RETURN PORTFOLIO (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months Ended June 30,	Year Ended December 31,
	2008	2007		2006		2005		2004		2003
Per Share Operating Performance:
Net asset value, beginning of period	$11.66	11.03		10.81		10.91		10.59		10.53
Income (loss) from investment operations:
Net investment income	$0.24 *	0.44	*	0.36	*	0.28	*	0.09	*	0.20	*
Net realized and unrealized gain (loss) on investments	$(0.20)	0.55		0.03		(0.08)		0.34		0.20
Total from investment operations	$0.04	0.99		0.39		0.20		0.43		0.40
Less distributions:
Net investment income	$—	0.36		0.17		0.16		—		0.27
Net realized gains on investments	$—	—		—		0.14		0.11		0.07
Total distributions	$—	0.36		0.17		0.30		0.11		0.34
Net asset value, end of period	$11.70	11.66		11.03		10.81		10.91		10.59
Total Return(1)%	0.34	9.25		3.71		1.80		4.06		3.86
Ratios and Supplemental Data:
Net assets, end of period (000's)	$44,873	33,445		25,603		23,018		14,827		10,388
Ratios to average net assets:
Expenses(2)(3)%	1.15	1.21		1.27		1.35		1.35		1.35
Net investment income(2)(3)%	4.02	3.98		3.36		2.54		0.81		1.84
Portfolio turnover rate %	371	863		826		926		377		471
	Class I
	Six Months Ended June 30,	Year Ended December 31,
	2008	2007		2006		2005		2004		2003
Per Share Operating Performance:
Net asset value, beginning of period	$11.81	11.16		10.92		11.00		10.62		10.55
Income (loss) from investment operations:
Net investment income	$0.27 *	0.51	*	0.42	*	0.34	*	0.16	*	0.29	*
Net realized and unrealized gain (loss) on investments	$(0.20)	0.55		0.03		(0.08)		0.33		0.17
Total from investment operations	$0.07	1.06		0.45		0.26		0.49		0.46
Less distributions:
Net investment income	$—	0.41		0.21		0.20		—		0.32
Net realized gains on investments	$—	—		—		0.14		0.11		0.07
Total distributions	$—	0.41		0.21		0.34		0.11		0.39
Net asset value, end of period	$11.88	11.81		11.16		10.92		11.00		10.62
Total Return(1)%	0.59	9.79		4.21		2.36		4.61		4.36
Ratios and Supplemental Data:
Net assets, end of period (000's)	$253,076	320,725		213,734		176,607		78,521		43,987
Ratios to average net assets:
Expenses(2)(3)%	0.65	0.71		0.77		0.85		0.85		0.85
Net investment income(2)(3)%	4.48	4.49		3.86		3.07		1.51		2.67
Portfolio turnover rate %	371	863		826		926		377		471

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  Includes impact of interest expense on inverse floaters.

(3)  Annualized for periods less than one year.

*  Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING PIMCO TOTAL RETURN PORTFOLIO (UNAUDITED) (CONTINUED)

FINANCIAL
HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class S
	Six Months Ended June 30,	Year Ended December 31,
	2008	2007		2006		2005		2004		2003
Per Share Operating Performance:
Net asset value, beginning of period	$11.75	11.11		10.87		10.96		10.61		10.55
Income (loss) from investment operations:
Net investment income	$0.25 *	0.48	*	0.39	*	0.30	*	0.14	*	0.22	*
Net realized and unrealized gain (loss) on investments	$(0.19)	0.55		0.04		(0.07)		0.32		0.21
Total from investment operations	$0.06	1.03		0.43		0.23		0.46		0.43
Less distributions:
Net investment income	$—	0.39		0.19		0.18		—		0.30
Net realized gains on investments	$—	—		—		0.14		0.11		0.07
Total distributions	$—	0.39		0.19		0.32		0.11		0.37
Net asset value, end of period	$11.81	11.75		11.11		10.87		10.96		10.61
Total Return(1)%	0.51	9.51		4.00		2.08		4.33		4.06
Ratios and Supplemental Data:
Net assets, end of period (000's)	$169,428	122,274		93,487		83,782		88,424		50,174
Ratios to average net assets:
Expenses(2)(3)%	0.90	0.96		1.02		1.10		1.10		1.10
Net investment income(2)(3)%	4.27	4.23		3.61		2.73		1.32		2.07
Portfolio turnover rate %	371	863		826		926		377		471

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  Includes the impact of interest expense on inverse floaters.

(3)  Annualized for periods less than one year.

*  Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING PIONEER HIGH YIELD PORTFOLIO (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months Ended June 30, 2008	Year Ended December 31, 2007		January 20, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$10.23	10.22		9.99
Income (loss) from investment operations:
Net investment income	$0.30 *	0.54	*	0.47	*
Net realized and unrealized gain (loss) on investments	$(0.47)	0.01		0.30
Total from investment operations	$(0.17)	0.55		0.77
Less distributions:
Net investment income	$0.30	0.54		0.51
Net realized gains on investments	$—	—		0.03
Total distributions	$0.30	0.54		0.54
Net asset value, end of period	$9.76	10.23		10.22
Total Return(2)%	(1.68)	5.43		7.98
Ratios and Supplemental Data:
Net assets, end of period (000's)	$1,139	1,018		510
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	1.25	1.28		1.30
Net expenses after expense waiver(3)(4)%	1.25	1.27		1.23
Net investment income after expense waiver(3)(4)%	6.06	5.22		4.97
Portfolio turnover rate %	13	68		20

	Class I					Class S
	Six Months Ended June 30, 2008	Year Ended December 31, 2007		January 3, 2006(1) to December 31, 2006		Six Months Ended June 30, 2008	Year Ended December 31, 2007		January 20, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$10.25	10.22		10.00		10.25	10.22		9.99
Income (loss) from investment operations:
Net investment income	$0.32 *	0.59	*	0.57	*	0.31 *	0.57	*	0.54	*
Net realized and unrealized gain (loss) on investments	$(0.47)	0.03		0.23		(0.47)	0.03		0.24
Total from investment operations	$(0.15)	0.62		0.80		(0.16)	0.60		0.78
Less distributions:
Net investment income	$0.32	0.59		0.55		0.31	0.57		0.52
Net realized gains on investments	$—	—		0.03		—	—		0.03
Total distributions	$0.32	0.59		0.58		0.31	0.57		0.55
Net asset value, end of period	$9.78	10.25		10.22		9.78	10.25		10.22
Total Return(2)%	(1.42)	6.15		8.24		(1.55)	5.89		8.01
Ratios and Supplemental Data:
Net assets, end of period (000's)	$146,381	105,105		119,959		3,832	5,899		8,280
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	0.75	0.78		0.80		1.00	1.03		1.05
Net expenses after expense waiver(3)(4)%	0.75	0.77		0.73		1.00	1.02		0.98
Net investment income after expense waiver(3)(4)%	6.57	5.67		5.70		6.27	5.43		5.43
Portfolio turnover rate %	13	68		20		13	68		20

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

*  Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (UNAUDITED)

FINANCIAL
HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months Ended June 30,	Year Ended December 31,
	2008	2007	2006	2005	2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$9.22	8.99	8.47	7.94	7.33	5.08
Income (loss) from investment operations:
Net investment loss	$(0.01)	(0.03)	(0.03)	(0.05)	(0.10)	(0.07)
Net realized and unrealized gain (loss) on investments	$(0.54)	1.14	0.74	0.72	0.71	2.32
Total from investment operations	$(0.55)	1.11	0.71	0.67	0.61	2.25
Less distributions:
Net realized gains on investments	$—	0.88	0.19	0.14	—	—
Total distributions	$—	0.88	0.19	0.14	—	—
Net asset value, end of period	$8.67	9.22	8.99	8.47	7.94	7.33
Total Return(1)%	(5.97)	12.71	8.70	8.64	8.32	44.29
Ratios and Supplemental Data:
Net assets, end of period (000's)	$30,495	40,695	48,165	69,686	80,813	107,353
Ratios to net assets:
Gross expenses prior to expense waiver(2)%	1.16	1.16	1.16	1.16	1.47	1.55
Net expenses after expense waiver(2)%	1.16	1.15	1.15	1.15	1.46	1.55
Net investment loss after expense waiver(2)%	(0.36)	(0.31)	(0.23)	(0.54)	(1.13)	(1.24)
Portfolio turnover rate %	14	31	37	94	441	187
	Class I
	Six Months Ended June 30,	Year Ended December 31,
	2008	2007	2006	2005	2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$9.52	9.22	8.65	8.06	7.40	5.11
Income (loss) from investment operations:
Net investment income (loss)	$0.01	0.02	0.02	(0.00)*	(0.00)*	(0.02)
Net realized and unrealized gain (loss) on investments	$(0.56)	1.18	0.74	0.73	0.66	2.31
Total from investment operations	$(0.55)	1.20	0.76	0.73	0.66	2.29
Less distributions:
Net investment income	$—	0.02	—	—	—	—
Net realized gains on investments	$—	0.88	0.19	0.14	—	—
Total distributions	$—	0.90	0.19	0.14	—	—
Net asset value, end of period	$8.97	9.52	9.22	8.65	8.06	7.40
Total Return(1)%	(5.78)	13.39	9.10	9.26	8.92	44.81
Ratios and Supplemental Data:
Net assets, end of period (000's)	$873,151	995,471	1,067,515	1,131,231	474,397	35,010
Ratios to average net assets:
Expenses(2)%	0.66	0.66	0.66	0.66	0.96	1.05
Net investment income (loss)(2)%	0.14	0.18	0.19	(0.04)	(0.06)	(0.76)
Portfolio turnover rate %	14	31	37	94	441	187

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  Annualized for periods less than one year.

*  Amount is more than $(0.005).

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (UNAUDITED) (CONTINUED)

FINANCIAL
HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class S
	Six Months Ended June 30,	Year Ended December 31,
	2008	2007	2006	2005	2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$9.37	9.10	8.55	7.99	7.36	5.09
Income (loss) from investment operations:
Net investment loss	$(0.01)	(0.01)	(0.01)	(0.03)	(0.07)	(0.04)
Net realized and unrealized gain (loss) on investments	$(0.54)	1.16	0.75	0.73	0.70	2.31
Total from investment operations	$(0.55)	1.15	0.74	0.70	0.63	2.27
Less distributions:
Net realized gains on investments	$—	0.88	0.19	0.14	—	—
Total distributions	$—	0.88	0.19	0.14	—	—
Net asset value, end of period	$8.82	9.37	9.10	8.55	7.99	7.36
Total Return(1)%	(5.87)	13.01	8.97	8.96	8.56	44.60
Ratios and Supplemental Data:
Net assets, end of period (000's)	$13,237	13,319	10,100	21,871	29,155	30,354
Ratios to average net assets:
Expenses(2)%	0.91	0.91	0.91	0.91	1.21	1.30
Net investment loss(2)%	(0.10)	(0.07)	(0.07)	(0.30)	(0.88)	(1.00)
Portfolio turnover rate %	14	31	37	94	441	187

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  Annualized for periods less than one year.

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO (UNAUDITED)

FINANCIAL
HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months Ended June 30,	Year Ended December 31,
	2008	2007	2006	2005		2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$60.78	58.37	51.87	49.14		44.89	34.50
Income (loss) from investment operations:
Net investment income (loss)	$(0.03)*	0.03 *	0.05	(0.06	)*	0.11	(0.01)
Net realized and unrealized gain (loss) on investments	$(6.09)	5.34	6.54	2.84		4.14	10.44
Total from investment operations	$(6.12)	5.37	6.59	2.78		4.25	10.43
Less distributions:
Net investment income	$—	0.03	—	—		—	—
Net realized gains on investments	$—	2.93	0.09	0.05		—	0.04
Total distributions	$—	2.96	0.09	0.05		—	0.04
Net asset value, end of period	$54.66	60.78	58.37	51.87		49.14	44.89
Total Return(1)%	(10.07)	9.36	12.73	5.66		9.47	30.27
Ratios and Supplemental Data:
Net assets, end of period (000's)	$87,848	103,588	105,821	86,781		78,870	60,182
Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(2)%	1.25	1.25	1.25	1.25		1.25	1.25
Net expenses after expense waiver and prior to brokerage commission recapture(2)%	1.24	1.25	1.25	1.25		1.25	1.25
Net expenses after expense waiver and brokerage commission recapture(2)%	1.24	1.24	1.25	1.25		1.25	1.25
Net investment income (loss) after expense waiver and brokerage commission recapture(2)%	(0.11)	0.05	0.11	(0.12)		0.19	(0.24)
Portfolio turnover rate %	26	58	43	41		39	34
	Class I
	Six Months Ended June 30,	Year Ended December 31,
	2008	2007	2006	2005		2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$61.89	59.36	52.62	49.81		45.35	34.69
Income (loss) from investment operations:
Net investment income	$0.11 *	0.32	0.33 *	0.19	*	0.29	0.09
Net realized and unrealized gain (loss) on investments	$(6.20)	5.45	6.64	2.87		4.24	10.63
Total from investment operations	$(6.09)	5.77	6.97	3.06		4.53	10.72
Less distributions:
Net investment income	$—	0.31	0.14	0.25		0.07	0.06
Net realized gains on investments	$—	2.93	0.09	—		—	—
Total distributions	$—	3.24	0.23	0.25		0.07	0.06
Net asset value, end of period	$55.80	61.89	59.36	52.62		49.81	45.35
Total Return(1)%	(9.84)	9.91	13.30	6.17		10.02	30.93
Ratios and Supplemental Data:
Net assets, end of period (000's)	$1,157,303	1,442,336	1,271,481	898,102		830,034	669,956
Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(2)%	0.75	0.75	0.75	0.75		0.75	0.75
Net expenses after expense waiver and prior to brokerage commission recapture(2)%	0.74	0.75	0.75	0.75		0.75	0.75
Net expenses after expense waiver and brokerage commission recapture(2)%	0.74	0.74	0.75	0.75		0.75	0.75
Net investment income after expense waiver and brokerage commission recapture(2)%	0.40	0.55	0.60	0.38		0.66	0.30
Portfolio turnover rate %	26	58	43	41		39	34

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  Annualized for periods less than one year.

*  Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO (UNAUDITED) (CONTINUED)

FINANCIAL
HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class S
	Six Months Ended June 30,	Year Ended December 31,
	2008	2007		2006		2005		2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$61.35	58.85		52.16		49.48		45.12	34.59
Income (loss) from investment operations:
Net investment income	$0.03 *	0.15	*	0.28	*	0.06	*	0.22	0.06
Net realized and unrealized gain (loss) on investments	$(6.14)	5.41		6.50		2.85		4.16	10.52
Total from investment operations	$(6.11)	5.56		6.78		2.91		4.38	10.58
Less distributions:
Net investment income	$—	0.13		—		—		—	—
Net realized gains on investments	$—	2.93		0.09		0.23		0.02	0.05
Total distributions	$—	3.06		0.09		0.23		0.02	0.05
Net asset value, end of period	$55.24	61.35		58.85		52.16		49.48	45.12
Total Return(1)%	(9.96)	9.62		13.03		5.92		9.74	30.58
Ratios and Supplemental Data:
Net assets, end of period (000's)	$97,809	101,503		37,306		163,188		18,642	8,251
Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(2)%	1.00	1.00		1.00		1.00		1.00	1.00
Net expenses after expense waiver and prior to brokerage commission recapture(2)	0.99	0.99		1.00		1.00		1.00	1.00
Net expenses after expense waiver and brokerage commission recapture(2)%	0.99	0.99		1.00		1.00		1.00	1.00
Net investment income after expense waiver and brokerage commission recapture(2)%	0.12	0.25		0.51		0.12		0.62	0.04
Portfolio turnover rate %	26	58		43		41		39	34

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  Annualized for periods less than one year.

*  Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING TEMPLETON FOREIGN EQUITY PORTFOLIO (UNAUDITED)

FINANCIAL
HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months Ended June 30, 2008	Year Ended December 31, 2007		December 20, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$13.65	12.03		12.09
Income (loss) from investment operations:
Net investment income	$0.36 *	0.18	*	0.00	**
Net realized and unrealized gain (loss) on investments	$(2.14)	1.68		0.08
Total from investment operations	$(1.78)	1.86		0.08
Less distributions:
Net investment income	$—	0.13		0.13
Net realized gains on investments	$—	0.11		0.01
Total distributions	$—	0.24		0.14
Net asset value, end of period	$11.87	13.65		12.03
Total Return(2)%	(13.04)	15.42		0.66
Ratios and Supplemental Data:
Net assets, end of period (000's)	$14,796	1		1
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	1.40	1.49		1.74
Net expenses after expense waiver(3)(4)%	1.40	1.48		1.48
Net investment income after expense waiver(3)(4)%	5.69	1.40		0.00	**
Portfolio turnover rate %	2	20		5

	Class I				Class S
	Six Months Ended June 30, 2008	Year Ended December 31, 2007		January 3, 2006(1) to December 31, 2006	Six Months Ended June 30, 2008	Year Ended December 31, 2007		January 12, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$13.66	12.03		10.00	13.63	12.01		10.02
Income (loss) from investment operations:
Net investment income	$0.34 *	0.24	*	0.27	0.28 *	0.20	*	0.17	*
Net realized and unrealized gain (loss) on investments	$(2.13)	1.63		1.90	(2.07)	1.63		1.95
Total from investment operations	$(1.79)	1.87		2.17	(1.79)	1.83		2.12
Less distributions:
Net investment income	$—	0.13		0.13	—	0.10		0.12
Net realized gains on investments	$—	0.11		0.01	—	0.11		0.01
Total distributions	$—	0.24		0.14	—	0.21		0.13
Net asset value, end of period	$11.87	13.66		12.03	11.84	13.63		12.01
Total Return(2)%	(13.10)	15.50		21.70	(13.13)	15.23		21.14
Ratios and Supplemental Data:
Net assets, end of period (000's)	$581,593	46,781		10,991	273,041	131,882		36,200
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	0.90	0.99		1.24	1.15	1.24		1.49
Net expenses after expense waiver(3)(4)%	0.90	0.98		0.98	1.15	1.23		1.23
Net investment income after expense waiver(3)(4)%	5.41	1.85		2.53	4.47	1.49		1.57
Portfolio turnover rate %	2	20		5	2	20		5

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

*  Calculated using average number of shares outstanding throughout the period.

**  Amount is less than $0.005 or 0.005%.

See Accompanying Notes to Financial Statements

ING THORNBURG VALUE PORTFOLIO (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months Ended June 30,	Year Ended December 31,
	2008	2007	2006		2005		2004		2003
Per Share Operating Performance:
Net asset value, beginning of period	$33.36	31.38	27.03		26.86		23.98		18.84
Income (loss) from investment operations:
Net investment income (loss)	$0.06	0.18 *	0.05	*	(0.02	)*	0.03	*	(0.01	)*
Net realized and unrealized gain (loss) on investments	$(4.62)	1.93	4.34		0.29		2.92		5.17
Total from investment operations	$(4.56)	2.11	4.39		0.27		2.95		5.16
Less distributions:
Net investment income	$—	0.13	0.04		0.10		0.07		0.02
Total distributions	$—	0.13	0.04		0.10		0.07		0.02
Net asset value, end of period	$28.80	33.36	31.38		27.03		26.86		23.98
Total Return(1)%	(13.67)	6.73	16.26		1.03		12.36		27.39
Ratios and Supplemental Data:
Net assets, end of period (000's)	$3,662	4,196	673		214		267		159
Ratios to average net assets:
Gross expenses prior to brokerage commission
recapture(2)%	1.40	1.40	1.40		1.40		1.40		1.40
Net expenses after brokerage commission recapture(2)%	1.40	1.40	1.40		1.40		1.40		1.40
Net investment income (loss) after brokerage commission recapture(2)%	0.38	0.54	0.18		(0.08)		0.27		(0.04)
Portfolio turnover rate %	34	88	171		95		74		65
	Class I
	Six Months Ended June 30,	Year Ended December 31,
	2008	2007	2006		2005		2004		2003
Per Share Operating Performance:
Net asset value, beginning of period	$34.00	31.85	27.40		27.20		24.21		18.94
Income (loss) from investment operations:
Net investment income	$0.14 *	0.28	0.15	*	0.11	*	0.24	*	0.10	*
Net realized and unrealized gain (loss) on investments	$(4.71)	2.02	4.44		0.31		2.86		5.21
Total from investment operations	$(4.57)	2.30	4.59		0.42		3.10		5.31
Less distributions:
Net investment income	$—	0.15	0.14		0.22		0.11		0.04
Total distributions	$—	0.15	0.14		0.22		0.11		0.04
Net asset value, end of period	$29.43	34.00	31.85		27.40		27.20		24.21
Total Return(1)%	(13.44)	7.24	16.84		1.56		12.88		28.07
Ratios and Supplemental Data:
Net assets, end of period (000's)	$353,746	216,408	186,115		191,985		234,606		247,542
Ratios to average net assets:
Gross expenses prior to brokerage commission recapture(2)%	0.90	0.90	0.90		0.90		0.90		0.90
Net expenses after brokerage commission recapture(2)%	0.90	0.90	0.90		0.90		0.90		0.90
Net investment income after brokerage commission recapture(2)%	0.92	0.92	0.51		0.43		0.85		0.47
Portfolio turnover rate %	34	88	171		95		74		65

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  Annualized for periods less than one year.

*  Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING THORNBURG VALUE PORTFOLIO (UNAUDITED) (CONTINUED)

FINANCIAL
HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class S
	Six Months Ended June 30,	Year Ended December 31,
	2008	2007		2006		2005		2004		2003
Per Share Operating Performance:
Net asset value, beginning of period	$33.75	31.68		27.24		27.04		24.09		18.89
Income (loss) from investment operations:
Net investment income	$0.11	0.19	*	0.36	*	0.05	*	0.16	*	0.05	*
Net realized and unrealized gain (loss) on investments	$(4.69)	2.03		4.14		0.28		2.87		5.19
Total from investment operations	$(4.58)	2.22		4.50		0.33		3.03		5.24
Less distributions:
Net investment income	$—	0.15		0.06		0.13		0.08		0.04
Total distributions	$—	0.15		0.06		0.13		0.08		0.04
Net asset value, end of period	$29.17	33.75		31.68		27.24		27.04		24.09
Total Return(1)%	(13.57)	7.00		16.57		1.25		12.63		27.74
Ratios and Supplemental Data:
Net assets, end of period (000's)	$10,985	13,719		6,795		277		445		391
Ratios to average net assets:
Gross expenses prior prior to brokerage commission recapture(2)%	1.15	1.15		1.15		1.15		1.15		1.15
Net expenses after brokerage commission recapture(2)%	1.15	1.15		1.15		1.15		1.15		1.15
Net investment income after brokerage commission recapture(2)%	0.62	0.56		1.19		0.18		0.62		0.21
Portfolio turnover rate %	34	88		171		95		74		65

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  Annualized for periods less than one year.

*  Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING UBS U.S. LARGE CAP EQUITY PORTFOLIO (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months Ended June 30,	Year Ended December 31,
	2008	2007	2006	2005		2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$10.40	10.40	9.19	8.52		7.49	6.04
Income (loss) from investment operations:
Net investment income	$0.03	0.06 *	0.06 *	0.03	*	0.05	0.02
Net realized and unrealized gain (loss) on investments	$(1.25)	0.01	1.22	0.70		1.01	1.45
Total from investment operations	$(1.22)	0.07	1.28	0.73		1.06	1.47
Less distributions:
Net investment income	$—	0.07	0.07	0.06		0.03	0.02
Total distributions	$—	0.07	0.07	0.06		0.03	0.02
Net asset value, end of period	$9.18	10.40	10.40	9.19		8.52	7.49
Total Return(1)%	(11.73)	0.65	14.05	8.67		14.21	24.42
Ratios and Supplemental Data:
Net assets, end of period (000's)	$9,365	10,494	4,033	426		48	39
Ratios to average net assets:
Gross expenses prior to brokerage commission recapture(2)%	1.35	1.35	1.35	1.35		1.35	1.35
Net expenses after brokerage commission recapture(2)%	1.33	1.34	1.34	1.35		1.35	1.35
Net investment income after brokerage commission recapture(2)%	0.74	0.52	0.58	0.37		0.73	0.33
Portfolio turnover rate %	28	48	39	51		140	126
	Class I
	Six Months Ended June 30,	Year Ended December 31,
	2008	2007	2006	2005		2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$10.61	10.56	9.30	8.58		7.54	6.07
Income (loss) from investment operations:
Net investment income	$0.06 *	0.11	0.09	0.08	*	0.10	0.06
Net realized and unrealized gain (loss) on investments	$(1.28)	0.02	1.25	0.72		1.00	1.45
Total from investment operations	$(1.22)	0.13	1.34	0.80		1.10	1.51
Less distributions:
Net investment income	$—	0.08	0.08	0.08		0.06	0.04
Total distributions	$—	0.08	0.08	0.08		0.06	0.04
Net asset value, end of period	$9.39	10.61	10.56	9.30		8.58	7.54
Total Return(1)%	(11.50)	1.18	14.51	9.38		14.76	24.95
Ratios and Supplemental Data:
Net assets, end of period (000's)	$363,990	365,084	355,204	270,692		267,249	264,755
Ratios to average net assets:
Gross expenses prior to brokerage commission recapture(2)%	0.85	0.85	0.85	0.85		0.85	0.85
Net expenses after brokerage commission recapture(2)%	0.83	0.84	0.84	0.85		0.85	0.85
Net investment income after brokerage commission recapture(2)%	1.24	1.02	0.99	0.92		1.22	0.83
Portfolio turnover rate %	28	48	39	51		140	126

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  Annualized for periods less than one year.

*  Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING UBS U.S. LARGE CAP EQUITY PORTFOLIO (UNAUDITED) (CONTINUED)

FINANCIAL
HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class S
	Six Months Ended June 30,	Year Ended December 31,
	2008	2007		2006		2005		2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$10.48	10.45		9.21		8.52		7.49	6.05
Income (loss) from investment operations:
Net investment income	$0.05 *	0.08	*	0.08	*	0.06	*	0.09	0.01
Net realized and unrealized gain (loss) on investments	$(1.28)	0.02		1.23		0.70		1.00	1.47
Total from investment operations	$(1.23)	0.10		1.31		0.76		1.09	1.48
Less distributions:
Net investment income	$—	0.07		0.07		0.07		0.06	0.04
Total distributions	$—	0.07		0.07		0.07		0.06	0.04
Net asset value, end of period	$9.25	10.48		10.45		9.21		8.52	7.49
Total Return(1)%	(11.74)	0.93		14.32		8.99		14.59	24.54
Ratios and Supplemental Data:
Net assets, end of period (000's)	$34,928	45,303		28,207		9,667		2,356	1,352
Ratios to average net assets:
Gross expenses prior to brokerage commission recapture(2)%	1.10	1.10		1.10		1.10		1.10	1.10
Net expenses after brokerage commission recapture(2)%	1.08	1.09		1.09		1.10		1.10	1.10
Net investment income after brokerage commission recapture(2)%	1.00	0.75		0.79		0.64		1.06	0.37
Portfolio turnover rate %	28	48		39		51		140	126

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  Annualized for periods less than one year.

*  Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING UBS U.S. SMALL CAP GROWTH PORTFOLIO (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months Ended June 30, 2008	Year Ended December 31, 2007		April 28, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$9.48	9.67		10.00
Income (loss) from investment operations:
Net investment loss	$(0.03)	(0.10	)*	(0.08)
Net realized and unrealized gain (loss) on investments	$(0.62)	0.51		(0.17)
Total from investment operations	$(0.65)	0.41		(0.25)
Less distributions:
Net realized gains on investments	$—	0.60		0.08
Total distributions	$—	0.60		0.08
Net asset value, end of period	$8.83	9.48		9.67
Total Return(2)%	(6.86)	4.20		(2.47)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$1	1		1
Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.67	1.58		1.77
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)%	1.40	1.50		1.50
Net expenses after expense waiver and brokerage commission recapture(3)(4)%	1.39	1.48		1.45
Net investment loss after expense waiver and brokerage commission recapture(3)(4)%	(0.71)	(1.00)		(1.19)
Portfolio turnover rate %	61	118		104

	Class I				Class S
	Six Months Ended June 30, 2008	Year Ended December 31, 2007		April 28, 2006(1) to December 31, 2006	Six Months Ended June 30, 2008	Year Ended December 31, 2007		April 28, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$9.61	9.72		10.00	9.57	9.70		10.00
Income (loss) from investment operations:
Net investment loss	$(0.01)*	(0.06	)*	(0.02)	(0.03)	(0.09	)*	(0.04)*
Net realized and unrealized gain (loss) on investments	$(0.59)	0.55		(0.18)	(0.61)	0.56		(0.18)
Total from investment operations	$(0.60)	0.49		(0.20)	(0.64)	0.47		(0.22)
Less distributions:
Net realized gains on investments	$—	0.60		0.08	—	0.60		0.08
Total distributions	$—	0.60		0.08	—	0.60		0.08
Net asset value, end of period	$9.01	9.61		9.72	8.93	9.57		9.70
Total Return(2)%	(6.24)	5.01		(1.97)	(6.69)	4.81		(2.17)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$2,948	32,405		22,417	2,452	3,503		5,065
Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.17	1.08		1.27	1.42	1.33		1.52
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)%	0.90	1.00		1.00	1.15	1.25		1.25
Net expenses after expense waiver and brokerage commission recapture(3)(4)%	0.90	0.98		0.95	1.14	1.23		1.20
Net investment loss after expense waiver and brokerage commission recapture(3)(4)%	(0.31)	(0.61)		(0.43)	(0.52)	(0.86)		(0.64)
Portfolio turnover rate %	61	118		104	61	118		104

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

*  Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING VAN KAMPEN COMSTOCK PORTFOLIO (UNAUDITED)

FINANCIAL
HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months Ended June 30,	Year Ended December 31,
	2008	2007	2006		2005		2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$12.34	13.17	12.08		12.22		10.55	8.32
Income (loss) from investment operations:
Net investment income	$0.09 *	0.17 *	0.18	*	0.13	*	0.08	0.07
Net realized and unrealized gain (loss) on investments	$(2.17)	(0.48)	1.62		0.24		1.64	2.37
Total from investment operations	$(2.08)	(0.31)	1.80		0.37		1.72	2.44
Less distributions:
Net investment income	$—	0.16	0.09		0.04		—	0.04
Net realized gains on investments	$—	0.36	0.62		0.47		0.05	0.17
Total distributions	$—	0.52	0.71		0.51		0.05	0.21
Net asset value, end of period	$10.26	12.34	13.17		12.08		12.22	10.55
Total Return(1)%	(16.86)	(2.51)	15.57		3.20		16.41	29.34
Ratios and Supplemental Data:
Net assets, end of period (000's)	$25,324	40,111	37,431		25,455		12,569	8,556
Ratios to average net assets:
Gross expenses prior to expense waiver(2)%	1.35	1.35	1.38		1.45		1.40	1.45
Net expenses after expense waiver(2)%	1.31	1.34	1.34		1.37		1.40	1.45
Net investment income after expense waiver(2)%	1.57	1.27	1.42		1.06		0.86	0.77
Portfolio turnover rate %	16	26	27		27		30	32
	Class I
	Six Months Ended June 30,	Year Ended December 31,
	2008	2007	2006		2005		2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$12.55	13.37	12.22		12.33		10.60	8.35
Income (loss) from investment operations:
Net investment income	$0.12 *	0.24	0.24	*	0.19	*	0.12	0.09
Net realized and unrealized gain (loss) on investments	$(2.21)	(0.49)	1.66		0.24		1.66	2.41
Total from investment operations	$(2.09)	(0.25)	1.90		0.43		1.78	2.50
Less distributions:
Net investment income	$—	0.21	0.13		0.08		—	0.08
Net realized gains on investments	$—	0.36	0.62		0.46		0.05	0.17
Total distributions	$—	0.57	0.75		0.54		0.05	0.25
Net asset value, end of period	$10.46	12.55	13.37		12.22		12.33	10.60
Total Return(1)%	(16.65)	(2.04)	16.19		3.74		16.90	29.92
Ratios and Supplemental Data:
Net assets, end of period (000's)	$539,980	608,951	634,470		133,987		70,308	33,398
Ratios to average net assets:
Gross expenses prior to expense waiver(2)%	0.85	0.85	0.88		0.95		0.90	0.95
Net expenses after expense waiver(2)%	0.81	0.84	0.84		0.87		0.90	0.95
Net investment income after expense waiver(2)%	2.09	1.78	1.91		1.57		1.40	1.28
Portfolio turnover rate %	16	26	27		27		30	32

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  Annualized for periods less than one year.

*  Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING VAN KAMPEN COMSTOCK PORTFOLIO (UNAUDITED) (CONTINUED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class S
	Six Months Ended June 30,	Year Ended December 31,
	2008	2007	2006		2005		2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$12.49	13.30	12.16		12.29		10.58	8.34
Income (loss) from investment operations:
Net investment income	$0.12	0.21	0.21	*	0.16	*	0.09	0.05
Net realized and unrealized gain (loss) on investments	$(2.21)	(0.49)	1.64		0.24		1.67	2.42
Total from investment operations	$(2.09)	(0.28)	1.85		0.40		1.76	2.47
Less distributions:
Net investment income	$—	0.17	0.09		0.07		—	0.06
Net realized gains on investments	$—	0.36	0.62		0.46		0.05	0.17
Total distributions	$—	0.53	0.71		0.53		0.05	0.23
Net asset value, end of period	$10.40	12.49	13.30		12.16		12.29	10.58
Total Return(1)%	(16.73)	(2.28)	15.86		3.47		16.74	29.67
Ratios and Supplemental Data:
Net assets, end of period (000's)	$266,396	342,155	358,431		537,092		317,797	139,236
Ratios to average net assets:
Gross expenses prior to expense waiver(2)%	1.10	1.10	1.13		1.20		1.15	1.20
Net expenses after expense waiver(2)%	1.06	1.09	1.09		1.12		1.15	1.20
Net investment income after expense waiver(2)%	1.84	1.52	1.67		1.31		1.15	1.06
Portfolio turnover rate %	16	26	27		27		30	32

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  Annualized for periods less than one year.

*  Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO (UNAUDITED)

FINANCIAL
HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months Ended June 30,	Year Ended December 31,
	2008	2007		2006		2005		2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$37.09	37.82		35.55		33.11		30.07	23.81
Income (loss) from investment operations:
Net investment income	$0.37 *	0.74	*	0.72	*	0.53	*	0.15	0.06
Net realized and unrealized gain (loss) on investments	$(3.54)	0.41		3.43		1.95		2.96	6.30
Total from investment operations	$(3.17)	1.15		4.15		2.48		3.11	6.36
Less distributions:
Net investment income	$—	0.78		0.59		0.01		0.07	0.10
Net realized gains on investments	$—	1.10		1.29		0.03		—	—
Total distributions	$—	1.88		1.88		0.04		0.07	0.10
Net asset value, end of period	$33.92	37.09		37.82		35.55		33.11	30.07
Total Return(1)%	(8.55)	3.06		12.12		7.49		10.32	26.76
Ratios and Supplemental Data:
Net assets, end of period (000's)	$13,095	14,242		18,385		14,307		8,611	123
Ratios to average net assets:
Expenses(2)%	1.07	1.07		1.07		1.07		1.24	1.60
Net investment income(2)%	2.10	1.92		1.98		1.56		1.29	0.22
Portfolio turnover rate %	58	89		57		125		797	17
	Class I
	Six Months Ended June 30,	Year Ended December 31,
	2008	2007		2006		2005		2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$37.76	38.47		36.09		33.47		30.35	23.94
Income (loss) from investment operations:
Net investment income	$0.47 *	0.95	*	0.92	*	0.73	*	0.14	0.14
Net realized and unrealized gain (loss) on investments	$(3.61)	0.41		3.48		1.95		3.15	6.40
Total from investment operations	$(3.14)	1.36		4.40		2.68		3.29	6.54
Less distributions:
Net investment income	$—	0.97		0.73		0.03		0.17	0.13
Net realized gains on investments	$—	1.10		1.29		0.03		—	—
Total distributions	$—	2.07		2.02		0.06		0.17	0.13
Net asset value, end of period	$34.62	37.76		38.47		36.09		33.47	30.35
Total Return(1)%	(8.32)	3.56		12.67		8.02		10.86	27.37
Ratios and Supplemental Data:
Net assets, end of period (000's)	$680,501	811,810		925,305		847,997		551,489	2,883
Ratios to average net assets:
Expenses(2)%	0.57	0.57		0.57		0.57		0.74	1.10
Net investment income(2)%	2.59	2.42		2.49		2.10		1.88	0.72
Portfolio turnover rate %	58	89		57		125		797	17

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  Annualized for periods less than one year.

*  Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO (UNAUDITED) (CONTINUED)

FINANCIAL
HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class S
	Six Months Ended June 30,	Year Ended December 31,
	2008	2007		2006		2005		2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$37.50	38.24		35.93		33.37		30.27	23.88
Income (loss) from investment operations:
Net investment income	$0.42 *	0.83	*	0.82	*	0.63	*	0.17	0.12
Net realized and unrealized gain (loss) on investments	$(3.58)	0.42		3.47		1.96		3.03	6.33
Total from investment operations	$(3.16)	1.25		4.29		2.59		3.20	6.45
Less distributions:
Net investment income	$—	0.89		0.69		—		0.10	0.06
Net realized gains on investments	$—	1.10		1.29		0.03		—	—
Total distributions	$—	1.99		1.98		0.03		0.10	0.06
Net asset value, end of period	$34.34	37.50		38.24		35.93		33.37	30.27
Total Return(1)%	(8.43)	3.29		12.40		7.77		10.62	27.04
Ratios and Supplemental Data:
Net assets, end of period (000's)	$215,835	133,013		88,409		59,793		34,477	17,744
Ratios to average net assets:
Expenses(2)%	0.82	0.82		0.82		0.82		0.99	1.35
Net investment income(2)%	2.36	2.16		2.25		1.84		0.99	0.46
Portfolio turnover rate %	58	89		57		125		797	17

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  Annualized for periods less than one year.

*  Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED)

NOTE 1 — ORGANIZATION

ING Partners, Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). It was incorporated under the laws of Maryland on May 7, 1997. The Articles of Incorporation permit the Fund to offer separate series (each, a "Portfolio" and collectively, the "Portfolios"), each of which has its own investment objective, policies and restrictions. The Fund serves as an investment option in underlying variable insurance products offered by Directed Services LLC ("DSL" or the "Investment Adviser").

The Fund currently consists of thirty-eight Portfolios of which twenty-one diversified Portfolios and one non-diversified Portfolio are included in this report. The Portfolios are: ING American Century Large Company Value Portfolio ("American Century Large Company Value"); ING American Century Small-Mid Cap Value Portfolio ("American Century Small-Mid Cap"); ING Baron Asset Portfolio ("Baron Asset"); ING Baron Small Cap Growth Portfolio ("Baron Small Cap Growth"); ING Columbia Small Cap Value II Portfolio ("Columbia Small Cap Value II"); ING Davis New York Venture Portfolio ("Davis New York Venture") formerly, ING Davis Venture Value Portfolio; ING JPMorgan Mid Cap Value Portfolio ("JPMorgan Mid Cap Value"); ING Legg Mason Partners Aggressive Growth Portfolio ("Legg Mason Partners Aggressive Growth"); ING Neuberger Berman Partners Portfolio ("Neuberger Berman Partners"); ING OpCap Balanced Value Portfolio ("OpCap Balanced Value"); ING Oppenheimer Global Portfolio ("Oppenheimer Global"); ING Oppenheimer Strategic Income Portfolio ("Oppenheimer Strategic Income"); ING PIMCO Total Return Portfolio ("PIMCO Total Return"); ING Pioneer High Yield Portfolio ("Pioneer High Yield"); ING T. Rowe Price Diversified Mid Cap Growth Portfolio ("T. Rowe Price Diversified Mid Cap Growth"); ING T. Rowe Price Growth Equity Portfolio ("T. Rowe Price Growth Equity"); ING Templeton Foreign Equity Portfolio ("Templeton Foreign Equity"); ING Thornburg Value Portfolio ("Thornburg Value"); ING UBS U.S. Large Cap Equity Portfolio ("UBS U.S. Large Cap Equity"); ING UBS U.S. Small Cap Growth Portfolio ("UBS U.S. Small Cap Growth"); ING Van Kampen Comstock Portfolio ("Van Kampen Comstock"); and ING Van Kampen Equity and Income Portfolio ("Van Kampen Equity and Income").

Davis New York Venture is classified as a "non-diversified" portfolio under the 1940 Act.

The following is a brief description of each Portfolio's investment objective:

• American Century Large Company Value seeks long-term capital growth, income is a secondary objective;

• American Century Small-Mid Cap Value seeks long-term capital growth, income is a secondary objective;

• Baron Asset seeks capital appreciation;

• Baron Small Cap Growth seeks capital appreciation;

• Columbia Small Cap Value II seeks long-term growth of capital;

• Davis New York Venture seeks long-term growth of capital;

• JPMorgan Mid Cap Value seeks growth from capital appreciation;

• Legg Mason Partners Aggressive Growth seeks long-term growth of capital;

• Neuberger Berman Partners seeks capital growth;

• OpCap Balanced Value seeks capital growth, and secondarily, investment income;

• Oppenheimer Global seeks capital appreciation;

• Oppenheimer Strategic Income seeks a high level of current income principally derived from interest on debt securities;

• PIMCO Total Return seeks maximum total return, consistent with capital preservation and prudent investment management;

• Pioneer High Yield seeks to maximize total return through income and capital appreciation;

• T. Rowe Price Diversified Mid Cap Growth seeks long-term capital appreciation;

• T. Rowe Price Growth Equity seeks long-term capital growth, and secondarily, increasing dividend income;

• Templeton Foreign Equity seeks long-term capital growth;

• Thornburg Value seeks capital appreciation;

• UBS U.S. Large Cap Equity seeks long-term growth of capital and future income;

• UBS U.S. Small Cap Growth seeks long-term capital appreciation;

• Van Kampen Comstock seeks capital growth and income; and

• Van Kampen Equity and Income seeks total return, consisting of long-term capital appreciation and current income.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 1 — ORGANIZATION (continued)

The Fund offers three classes of shares, referred to as Adviser Class (Class "ADV"), Initial Class (Class "I") and Service Class (Class "S"). The classes differ principally in applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolio pro rata based on the average daily net assets of each class, without discrimination between share classes. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder servicing fees. Class I shares are intended for distribution networks including non-qualified annuity and life insurance contracts and qualified retirement plans offered through an annuity contract, as well as qualified retirement plans offered through a custodial account where the sale is made on a direct basis without the involvement of a financial intermediary or where the qualified retirement plan has assets of $50 million or more. Class S and Class ADV shares of a Portfolio are intended for distribution networks including qualified retirement plans offered through an annuity contract or custodial account. Shareholders of the Class I shares of each Portfolio will generally be entitled to exchange those shares at net asset value ("NAV") for Class I shares of other Portfolios that offer Class I shares. Shareholders of the Class ADV shares of each Portfolio will generally be entitled to exchange those shares at NAV for Class ADV shares of other Portfolios that offer Class ADV shares. Shareholders of the Class ADV shares continue to be subject to the Rule 12b-1 Plan fee applicable to Class ADV shares after the exchange. Shareholders of Class S shares of each Portfolio will generally be entitled to exchange those shares at net asset value for Class S shares of other Portfolios that offer Class S shares. Each Portfolio's shares may be offered to variable annuity and variable life insurance separate accounts, qualified pension and retirement plans outside the separate account context, and to certain investment advisers and their affiliates.

DSL, a Delaware limited liability company, serves as the investment adviser to the Portfolios. ING Funds Distributor, LLC ("IFD" or the "Distributor") serves as the principal underwriter to the Portfolios. DSL and IFD are indirect, wholly-owned subsidiaries of ING Groep N.V. ("ING Groep"). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries. With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A.  Security Valuation. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ are valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Portfolios' valuation procedures. U.S. government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities, which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Portfolios' Board of Directors ("Board"), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its NAV may also be valued at their fair values as determined in good faith by or under the supervision of a Portfolio's Board, in accordance with methods that are specifically authorized by the Board. If an event occurs after the time at which the market for foreign securities held by a Portfolio closes but before the time that a Portfolio's NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time a Portfolio determines its NAV. In such a case, a Portfolio will use the fair value of such securities as determined under a Portfolio's

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

valuation procedures. Events after the close of trading on a foreign market that could require a Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security's fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, a Portfolio is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes a Portfolio to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time a Portfolio determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Portfolio's NAV. Investments in securities maturing in 60 days or less from date of acquisition are valued at amortized cost which approximates market value.

Effective for fiscal years beginning after November 15, 2007, Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, "Fair Value Measurements", establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the sub-adviser's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Portfolios' investments under these levels of classification is included following the Portfolios of Investments.

B.  Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C.  Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)  Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities' current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios' books, and the U.S. dollar equivalent of the

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D.  Forward Foreign Currency Contracts. Certain Portfolios may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a forward currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the Portfolio of Investments.

E.  Futures Contracts. Certain Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, the Portfolio is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Portfolio. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F.  Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income and capital gains, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of subchapter M of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

G.  Federal Income Taxes. It is the policy of the Portfolios to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

H.  Use of Estimates. Management of the Portfolios has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with U.S. generally accepted accounting principles for investment companies. Actual results could differ from these estimates.

I.  Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be a potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

J.  Securities Lending. Each Portfolio has the option to temporarily loan up to 30% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The borrower is required to fully collateralize the loans with cash or U.S. Government securities. Generally, in the event of counterparty default, the Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

K.  Illiquid and Restricted Securities. The Portfolios may not invest more than 15% of their net assets in illiquid securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time consuming negotiation and legal expenses, and it may be difficult or impossible for the Portfolios to sell them promptly at an acceptable price. The Portfolios may also invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933 ("1933 Act") or securities offered pursuant to Section 4(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Certain restricted securities may be considered liquid pursuant to guidelines approved by the Board or may be deemed to be illiquid because they may not be readily marketable. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board.

L.  When-Issued and Delayed-Delivery Transactions. Certain Portfolios may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such is identified in the Portfolios' Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to hold liquid assets as collateral with the Portfolios' custodian sufficient to cover the purchase price.

M.  Mortgage Dollar Roll Transactions. Certain Portfolios may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Portfolios account for dollar roll transactions as purchases and sales. For fee based dollar roll transactions, the fee is recorded as income.

N.  Options Contracts. Certain Portfolios may purchase put and call options and may write (sell) put options and covered call options. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the proceeds of the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as an asset and equivalent liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that the Portfolios give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolios may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolios pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

O.  Swap Contracts. Certain Portfolios may enter into interest rate swaps, currency swaps and other types of swap agreements, including swaps on securities and indices. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other on regularly scheduled dates over a stated term, based on different interest rates, currency exchange rates, security prices, the prices or rates of other types of financial instruments or assets or the levels of specified indices. During the term of the swap, changes in the value of the swap are recognized as unrealized appreciation or depreciation.

Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument.

P.  Reverse Repurchase Agreements. A reverse repurchase agreement involves the sale of a security, with an agreement to repurchase the same or a substantially similar security at an agreed upon price and date. Reverse repurchase agreements are considered borrowings and the difference between the sale and repurchase prices represents interest expense at an agreed upon rate. Whether such a transaction produces a gain for a Portfolio depends upon whether the income and gains on the securities purchased with the proceeds received from the sale of the security exceeds the interest expense incurred by the Portfolio. Reverse repurchase agreements, as a leveraging technique, may increase a Portfolio's yield; however, such transactions also increase a Portfolio's risk to capital and may result in a shareholder's loss of principal.

Q.  Sale Commitments: Sale commitments involve commitments where the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. A Portfolio will enter into sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of sale commitments are not received until the contractual settlement date. During the time a sale commitment is outstanding, the Portfolio will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price. Unsettled sale commitments are valued at current market value of the underlying securities. If the sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into.

R.  Indemnifications. In the normal course of business, the Fund may enter into contracts that provide certain indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2008, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities, were as follows:

	Purchases	Sales
American Century Large Company Value	$18,307,192	$104,741,454
American Century Small-Mid Cap Value	76,742,650	76,874,554
Baron Asset	6,291,769	24,981,715
Baron Small Cap Growth	117,684,151	60,398,330
Columbia Small Cap Value II	326,686,366	109,904,898
Davis New York Venture	156,063,071	26,924,139
JPMorgan Mid Cap Value	39,915,624	65,922,875
Legg Mason Partners Aggressive Growth	12,348,421	235,297,275
Neuberger Berman Partners	212,698,927	83,094,841
OpCap Balanced Value	24,902,276	41,713,340
Oppenheimer Global	128,411,407	265,857,988
Oppenheimer Strategic Income	339,068,530	171,076,517
PIMCO Total Return	540,496,321	470,427,391
Pioneer High Yield	66,046,243	15,994,007

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 3 — INVESTMENT TRANSACTIONS (continued)

	Purchases	Sales
T. Rowe Price Diversified Mid Cap	$129,835,182	$200,307,035
T. Rowe Price Growth Equity	370,613,430	480,975,155
Templeton Foreign Equity	570,854,542	11,583,547
Thornburg Value	266,793,199	103,286,799
UBS U.S. Large Cap Equity	150,649,255	112,488,544
UBS U.S. Small Cap Growth	12,059,711	38,372,086
Van Kampen Comstock	158,484,164	139,001,551
Van Kampen Equity And Income	242,661,130	200,689,647

U.S. government securities not included above were as follows:

	Purchases	Sales
OpCap Balanced Value	$13,074,930	$16,018,735
Oppenheimer Strategic Income	133,826,497	138,776,764
PIMCO Total Return	1,766,895,923	1,817,502,248
Van Kampen Equity And Income	305,112,381	323,002,667

NOTE 4 — INVESTMENT ADVISORY AND ADMINISTRATIVE FEES

For its services, each Portfolio pays the Investment Adviser a monthly fee in arrears equal to the following as a percentage of each Portfolio's average daily net assets during the month:

Portfolio	Fee
American Century Large Company Value	0.80%
American Century Small-Mid Cap Value	1.00%
Baron Asset	0.95% on the first $2 billion
0.90% on the next $1 billion
0.85% on the next $1 billion
0.80% on assets over $4 billion
Baron Small Cap Growth	0.85% on the first $4 billion
0.80% on assets over $4 billion
Columbia Small Cap Value II	0.75%
Davis New York Venture	0.80%
JPMorgan Mid Cap Value	0.75%
Legg Mason Partners Aggressive Growth	0.70% on the first $500 million
0.65% on assets over $500 million
Neuberger Berman Partners	0.60%
OpCap Balanced Value	0.80%
Oppenheimer Global	0.60% on the first $11 billion
0.58% on the next $4 billion
0.56% on assets thereafter
Oppenheimer Strategic Income	0.50% on the first $6.5 billion
0.475% on the next $5 billion
0.45% on the next $5 billion
0.43% on assets over $16.5 billion
PIMCO Total Return	0.50%

Portfolio	Fee
Pioneer High Yield	0.60% on the first $5 billion
0.50% on the next $2 billion
0.40% on the next $2 billion
0.30% on assets over $9 billion
T. Rowe Price Diversified Mid Cap Growth	0.64%
T. Rowe Price Growth Equity	0.60%
Templeton Foreign Equity	0.80% on the first $500 million
0.75% on assets over $500 million
Thornburg Value	0.65%
UBS U.S. Large Cap Equity	0.70% on the first $500 million
0.65% on assets over $500 million
UBS U.S. Small Cap Growth	0.85% on the first billion
0.82% on assets over $1 billion
Van Kampen Comstock	0.60%
Van Kampen Equity and Income	0.55%

DSL has contractually agreed to waive a portion of the advisory fee for American Century Small-Mid Cap Value, PIMCO Total Return, T. Rowe Price Growth Equity and Van Kampen Comstock.

Waiver = 50% x (former sub-advisory fee minus new sub-advisory fee)

For the six months ended June 30, 2008, DSL waived $35,053 $10,597, $46,619 and $38,009 for American Century Small-Mid Cap Value, PIMCO Total Return, T. Rowe Price Growth Equity and Van Kampen Comstock, respectively.

These waivers (except, PIMCO Total Return) will continue through at least May 1, 2009. For PIMCO Total Return, the waiver will continue through April 1, 2009. There is no guarantee that the waivers will continue after said dates. The waiver only renews at the election of DSL.

ING Portfolios are permitted to invest end-of-day cash balances into ING Institutional Prime Money Market Fund. Investment management fees paid by the Portfolios will be reduced by an amount equal to the management fees paid indirectly to the ING Institutional Prime Money Market Fund with respect to assets invested by the Portfolios. These fees are not subject to recoupment. For the six months ended June 30, 2008, there were no fees waived.

Effective January 1, 2008, Oppenheimer Strategic Income may invest its assets in Oppenheimer Master Loan Fund. Oppenheimer Strategic Income's purchase of shares of Oppenheimer Master Loan Fund will result in Oppenheimer Strategic Income paying a proportionate share of the expenses of Oppenheimer Master Loan Fund. DSL will waive its fee in an amount

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT ADVISORY AND ADMINISTRATIVE FEES (continued)

equal to the advisory fee received by the adviser of the Oppenheimer Master Loan Fund resulting from the Oppenheimer Strategic Income's investment into the Oppenheimer Master Loan Fund. For the period ended June 30, 2008, the Investment Adviser waived $18,309 of such management fees. These fees are not subject to recoupment.

American Century Investment Management, Inc. serves as sub-adviser to American Century Large Company Value and American Century Small-Mid Cap Value. BAMCO, Inc. serves as sub-adviser to Baron Asset and Baron Small Cap Growth. Columbia Management Advisors, LLC serves as sub-adviser to Columbia Small Cap Value II. Davis Selected Advisers, L.P. serves as sub-adviser to Davis New York Venture. J.P. Morgan Investment Management Inc. serves as sub-adviser to JPMorgan Mid Cap Value. ClearBridge Advisors, LLC serves as sub-adviser to Legg Mason Partners Aggressive Growth. Neuberger Berman Management Inc. serves as sub-adviser to Neuberger Berman Partners. Oppenheimer Capital LLC serves as sub-adviser to OpCap Balanced Value. OppenheimerFunds, Inc. serves as sub-adviser to Oppenheimer Global and Oppenheimer Strategic Income. Pacific Investment Management Company LLC serves as sub-adviser to PIMCO Total Return. Pioneer Investment Management, Inc. serves as sub-adviser to Pioneer High Yield. T. Rowe Price Associates, Inc. serves as sub-adviser to T. Rowe Price Diversified Mid Cap Growth and T. Rowe Price Growth Equity. Templeton Investment Counsel, LLC serves as sub-adviser to Templeton Foreign Equity. Thornburg Investment Management, Inc. serves as sub-adviser to Thornburg Value. UBS Global Asset Management (Americas) Inc. serves as sub-adviser to UBS U.S. Large Cap Equity and UBS U.S. Small Cap Growth. Morgan Stanley Investment Management Inc., d/b/a Van Kampen, serves as sub-adviser to Van Kampen Comstock and Van Kampen Equity and Income.

Under an Administrative Services Agreement, ING Funds Services, LLC (the "Administrator"), an indirect, wholly-owned subsidiary of ING Groep, acts as administrator and provides certain administrative and shareholder services necessary for the following Portfolio's operations and is responsible for the supervision of other service providers. For its services, the Administrator is entitled to receive from each of the following Portfolios a fee at an annual rate of 0.10% of the Portfolios' average daily net assets:

Portfolio	Fee
Baron Asset	0.10%
Columbia Small Cap Value II	0.10%
Neuberger Berman Partners	0.10%
Pioneer High Yield	0.10%
Templeton Foreign Equity	0.10%
UBS U.S. Small Cap Growth	0.10%

In addition to providing all administrative services necessary for the Portfolios' operations, the administrator also assumes all ordinary recurring direct costs of the Portfolios below, such as custodian fees, director's fees, transfer agency fees and accounting fees. As compensation for these services, the Administrator receives a monthly fee from each Portfolio below at an annual rate based on the average daily net assets of each Portfolio as follows:

Portfolio	Fee
American Century Large Company Value	0.20%
American Century Small-Mid Cap Value	0.25%
Baron Small Cap Growth	0.23%
Davis New York Venture	0.10%
JPMorgan Mid Cap Value	0.25%
Legg Mason Partners Aggressive Growth	0.13%
OpCap Balanced Value	0.20%
Oppenheimer Global	0.06%
Oppenheimer Strategic Income	0.04%
PIMCO Total Return	0.25% on the first $250 million
0.10% on next $100 million
0.05% on next $100 million
0.03% on assets over $450 million
T. Rowe Price Diversified Mid Cap Growth	0.02%
T. Rowe Price Growth Equity	0.15%
Thornburg Value	0.25%
UBS U.S. Large Cap Equity	0.15%
Van Kampen Comstock	0.25% on the first $1.1 billion
0.20% on assets over $1.1 billion
Van Kampen Equity and Income	0.02%

NOTE 5 — DISTRIBUTION AND SERVICE FEES

The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 ("the Plan") for the ADV Class shares of each Portfolio. The Plan provides for a distribution fee, payable to the Distributor. The Distributor may pay, on behalf of each Portfolio, out of its distribution fee, compensation to certain financial institutions for providing distribution assistance. Under the Plan, a Portfolio makes payments at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its ADV Class shares.

Class S and ADV Class of shares are further subject to a shareholder servicing fee payable to Shareholder Organizations pursuant to the Shareholder Servicing Plan adopted for Class S and ADV Class which shall not exceed an annual rate of 0.25% of the average daily net assets of each of the Class S and ADV Class. Effective May 1, 2008, the Distributor has voluntarily agreed to waive all or a portion of the services fees for Oppenheimer Strategic Income, so that total net operating expenses for ADV Class shares do not exceed 1.00% and for Class S shares do not exceed 0.75%, through May 1, 2009. Effective January 1, 2007, the Distributor has contractually agreed to waive all or a portion of service fee for the Neuberger Berman Partners so that total net operation expenses do not exceed 0.89% for the Portfolio's respective Class S shares

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

through April 30, 2009. Effective July 27, 2007, the Distributor has contractually agreed to waive all or a portion of the service fee for Baron Small Cap Growth so that net total expenses do not exceed 1.31% for Class S through July 27, 2009.

Fees paid to the Distributor and Shareholder Organizations by class during the six months ended June 30, 2008 are shown in the accompanying Statements of Operations.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2008, the Portfolios had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (See Note 4):

Portfolio	Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Shareholder Service and Distribution Fees	Accrued Recoupment	Total
American Century Large Company Value	$16,874	$4,218	$4,089	$2,840	$28,021
American Century Small-Mid Cap Value	84,441	19,569	12,571	—	116,581
Baron Asset	8,125	855	2,225	—	11,205
Baron Small Cap Growth	446,840	120,911	95,852	—	663,603
Columbia Small Cap Value II	230,244	30,699	37,899	—	298,842
Davis New York Venture	294,941	36,867	58,111	—	389,919
JPMorgan Mid Cap Value	136,954	45,651	26,063	—	208,668
Legg Mason Partners Aggressive Growth	555,763	107,054	32,850	—	695,667
Neuberger Berman Partners	220,597	36,766	25,737	—	283,100
OpCap Balanced Value	31,084	7,771	9,159	—	48,014
Oppenheimer Global	1,105,216	110,519	82,370	—	1,298,105
Oppenheimer Strategic Income	269,053	22,989	25,957	—	317,999
PIMCO Total Return	196,873	64,051	53,048	—	313,972
Pioneer High Yield	77,007	12,834	1,272	—	91,113
T. Rowe Price Diversified Mid Cap Growth	501,795	15,682	15,801	—	533,278
T. Rowe Price Growth Equity	697,329	172,502	59,420	—	929,251
Templeton Foreign Equity	577,894	74,319	60,532	—	712,745
Thornburg Value	204,959	78,830	4,061	—	287,850
UBS U.S. Large Cap Equity	236,996	50,785	11,695	—	299,476
UBS U.S. Small Cap Growth	3,862	454	515	1,624	6,455
Van Kampen Comstock	440,122	177,397	69,527	—	687,046
Van Kampen Equity and Income	423,726	15,407	50,848	—	489,981

At June 30, 2008, all shares of the Portfolios were owned by 1) separate accounts of DSL and its insurance company affiliates for the benefit of variable contract policyholders 2) ING National Trust, an indirect, wholly-owned subsidiary of ING Groep, as trustee or custodian of qualified pension and retirement plans that invest in the Portfolios directly and 3) DSL in connection with seed capital contributions made to the Portfolios.

The following Portfolio placed a portion of its portfolio transactions with brokerage firms that are affiliates of the Investment Adviser. The commissions paid to these affiliated firms were:

Portfolio	Affiliated Brokers	Commissions Paid
Oppenheimer Global	ING Baring LLC	$8,080
T. Rowe Price Growth Equity	ING Baring LLC	5,978
Templeton Foreign Equity	ING Baring LLC	3,237

NOTE 7 — OTHER ACCRUED EXPENSES AND LIABILITIES

At June 30, 2008, Baron Asset had the following expense included in Other Accrued Expenses and Liabilities on the Statements of Assets and Liabilities that exceded 5% of total liabilities.

Portfolio	Expense	Amount
Baron Asset	Professional	$14,653

NOTE 8 — EXPENSE LIMITATIONS

The Investment Adviser has entered into a written expense limitation agreement ("Expense Limitation Agreement") with certain of the Portfolios, whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses to the following annual expenses to average daily net assets:

	Class ADV	Class I	Class S
American Century Small-Mid Cap Value	1.52%	1.02%	1.27%
Baron Asset	1.55%	1.05%	1.30%
Columbia Small Cap Value II	1.65%	1.15%	1.40%
Neuberger Berman Partners	1.17%	0.67%	0.92%
Pioneer High Yield	1.25%	0.75%	1.00%
Templeton Foreign Equity	1.48%	0.98%	1.23%
UBS U.S. Small Cap Growth	1.50%	1.00%	1.25%

The Expense Limitation Agreement is contractual and shall renew automatically unless DSL provides written notice of the termination of the Expense Limitation Agreement within 90 days of the end of the then current term.

Effective January 1, 2008, pursuant to a side agreement, DSL implementing expense limits for American Century Large Company Value, OpCap Balanced and Van Kampen Comstock through at least

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 8 — EXPENSE LIMITATIONS (continued)

December 31, 2008 to the following annual expenses to average daily net assets:

	Class ADV	Class I	Class S
American Century Large Company Value	1.40%	0.90%	1.15%
OpCap Balanced Value	1.35%	0.85%	1.10%
Van Kampen Comstock	1.31%	0.81%	1.06%

If, after December 31, 2008, DSL elects not to renew the side agreement, the Portfolios will no longer have an expense limitation. There is no guarantee that these side agreements will continue after that date. The side agreement will only renew if DSL elects to renew it. Any fees waived pursuant to the side agreements shall not be eligible for recoupment.

The Investment Adviser may, at a later date, recoup from a Portfolio for management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio's expense ratio does not exceed the percentage described above. Waived and reimbursed fees by, and any recoupment to the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Portfolio. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities for each Portfolio.

At June 30, 2008, the amounts of waived and reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:

	June 30,
	2009	2010	2011	Total
American Century Small-Mid Cap Value	$—	$87,745	$153,370	$241,115
Baron Asset	21,580	33,120	27,878	82,578
Neuberger Berman Partners	89,437	165,610	302,720	557,767
Pioneer High Yield	43,804	11,688	2,872	58,364
Templeton Foreign Equity	38,783	25,429	7,441	71,653
UBS U.S. Small Cap Growth	3,651	47,309	33,586	84,546

NOTE 9 — WRITTEN OPTIONS

Transactions in written options for Oppenheimer Strategic Income for the six months ended June 30, 2008 were as follows:

	EUR Notional	GBP Notional	JPY Notional	ZAR Notional	Premium
Balance at 12/31/07	1,300,000	620,000	405,000,000	—	$61,354
Options Written	57,080,000	4,030,000	3,584,000,000	24,030,000	896,264
Options Terminated in Closing Purchase Transactions	—	—	—	(7,945,000)	(13,836)
Options Expired	(29,190,000)	(2,325,000)	(2,236,000,000)	(16,085,000)	(506,056)
Options Exercised	(29,190,000)	(2,325,000)	(1,753,000,000)		(437,726)
Balance at 06/30/08	—	—	—	—	$—

Transactions in written options for PIMCO Total Return for the six months ended June 30, 2008 were as follows:

	USD Notional	Premium
Balance at 12/31/07	127,900,000	$1,535,620
Options Written	51,800,000	1,436,595
Options Terminated in Closing Purchase Transactions	(86,400,000)	(1,058,223)
Options Exercised	(41,500,000)	(477,397)
Balance at 06/30/08	51,800,000	$1,436,595
	Number of Contracts	Premium
Balance at 12/31/07	128	$86,625
Options Written	936	984,494
Options Expired	(689)	(790,937)
Options Exercised	(129)	(97,878)
Balance at 06/30/08	246	$182,304
06/30/08 Balance of Premiums Received for Written Options:		$1,618,899

NOTE 10 — COMMITMENTS

For the six months ended June 30, 2008, Oppenheimer Strategic Income had the following unfunded loan commitment pursuant to the terms of the following loan agreement:

Deutsche Bank AG, London — Government of Peru CRPAO Pass-Through Notes, Peru 8.375% due 05/30/16 + 2.750%, due 04/30/25.

The unrealized depreciation on this commitment of $13,096 as of June 30, 2008 is reported as such on the Statements of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 11 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Class ADV		Class I		Class S
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007
American Century Large Company Value (Number of Shares)
Shares sold	48,289	101,881	1,293,200	4,303,882	116,379	316,328
Reinvestment of distributions	—	53,635	—	473,964	—	111,515
Shares redeemed	(479,321)	(154,324)	(7,821,491)	(2,704,777)	(250,666)	(678,972)
Net increase (decrease) in shares outstanding	(431,032)	1,192	(6,528,291)	2,073,069	(134,287)	(251,129)
American Century Large Company Value ($)
Shares sold	$642,420	$1,594,897	$17,409,115	$67,969,486	$1,572,407	$5,162,715
Reinvestment of distributions	—	792,188	—	7,081,018	—	1,672,720
Shares redeemed	(6,522,053)	(2,421,442)	(105,083,490)	(43,828,890)	(3,376,525)	(10,736,208)
Net increase (decrease)	$(5,879,633)	$(34,357)	$(87,674,375)	$31,221,614	$(1,804,118)	$(3,900,773)
	Class ADV		Class I		Class S
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007
American Century Small-Mid Cap Value (Number of Shares)
Shares sold	104,606	346,990	483,302	982,507	276,153	440,146
Reinvestment of distributions	—	146,289	—	516,649	—	496,309
Shares redeemed	(159,113)	(342,064)	(452,899)	(932,848)	(319,993)	(940,661)
Net increase (decrease) in shares outstanding	(54,507)	151,215	30,403	566,308	(43,840)	(4,206)
American Century Small-Mid Cap Value ($)
Shares sold	$1,124,145	$4,528,867	$5,361,915	$12,652,037	$3,009,067	$5,871,061
Reinvestment of distributions	—	1,717,436	—	6,168,790	—	5,901,111
Shares redeemed	(1,698,581)	(4,422,963)	(4,908,528)	(12,246,025)	(3,428,388)	(12,487,848)
Net increase (decrease)	$(574,436)	$1,823,340	$453,387	$6,574,802	$(419,321)	$(715,676)
	Class ADV		Class I		Class S
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007
Baron Asset (Number of Shares)
Shares sold	7,352	15,944	377,300	1,781,105	66,475	465,622
Shares redeemed	(9,218)	(15,089)	(2,248,823)	(163,523)	(75,824)	(102,632)
Net increase (decrease) in shares outstanding	(1,866)	855	(1,871,523)	1,617,582	(9,349)	362,990
Baron Asset ($)
Shares sold	$82,802	$189,749	$4,168,826	$20,939,377	$739,329	$5,472,816
Shares redeemed	(102,675)	(177,363)	(24,816,513)	(1,962,537)	(835,194)	(1,227,829)
Net increase (decrease)	$(19,873)	$12,386	$(20,647,687)	$18,976,840	$(95,865)	$4,244,987
	Class ADV		Class I		Class S
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007
Baron Small Cap Growth (Number of Shares)
Shares sold	217,446	711,825	2,395,493	3,368,711	3,735,429	8,289,274
Shares redeemed	(253,450)	(701,331)	(1,128,952)	(1,231,779)	(2,070,783)	(3,250,673)
Net increase (decrease) in shares outstanding	(36,004)	10,494	1,266,541	2,136,932	1,664,646	5,038,601
Baron Small Cap Growth ($)
Shares sold	$3,777,491	$13,622,077	$42,753,937	$66,286,573	$66,405,010	$161,237,158
Shares redeemed	(4,428,089)	(13,679,041)	(20,013,162)	(24,071,737)	(36,512,574)	(63,025,191)
Net increase (decrease)	$(650,598)	$(56,964)	$22,740,775	$42,214,836	$29,892,436	$98,211,967

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 11 — CAPITAL SHARES (continued)

	Class ADV		Class I		Class S
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007
Columbia Small Cap Value II (Number of Shares)
Shares sold	25,645	39,601	25,370,380	4,014,136	4,571,464	10,171,761
Reinvestment of distributions	—	21	—	1,998	—	14,318
Shares redeemed	(2,144)	(8,057)	(6,070,311)	(690,399)	(1,925,900)	(2,227,183)
Net increase in shares outstanding	23,501	31,565	19,300,069	3,325,735	2,645,564	7,958,896
Columbia Small Cap Value II ($)
Shares sold	$251,186	$428,184	$246,664,837	$43,132,497	$44,766,053	$109,142,124
Reinvestment of distributions	—	225	—	20,983	—	149,906
Shares redeemed	(21,590)	(89,746)	(60,014,128)	(7,333,930)	(18,633,296)	(23,593,613)
Net increase	$229,596	$338,663	$186,650,709	$35,819,550	$26,132,757	$85,698,417
	Class ADV		Class I		Class S
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007
Davis New York Venture (Number of Shares)
Shares sold	67,572	211,403	6,313,700	2,886,372	3,622,081	5,928,191
Reinvestment of distributions	—	1,730	—	28,904	—	60,068
Shares redeemed	(79,572)	(385,091)	(443,431)	(982,438)	(749,515)	(1,478,561)
Net increase (decrease) in shares outstanding	(12,000)	(171,958)	5,870,269	1,932,838	2,872,566	4,509,698
Davis New York Venture ($)
Shares sold	$1,277,133	$4,263,560	$120,805,827	$59,326,898	$69,754,876	$121,720,731
Reinvestment of distributions	—	34,332	—	587,619	—	1,210,365
Shares redeemed	(1,510,694)	(7,968,705)	(8,682,632)	(20,596,940)	(14,410,181)	(30,145,810)
Net increase (decrease)	$(233,561)	$(3,670,813)	$112,123,195	$39,317,577	$55,344,695	$92,785,286
	Class ADV		Class I		Class S
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007
JPMorgan Mid Cap Value (Number of Shares)
Shares sold	87,940	497,189	773,951	3,088,269	535,123	1,016,458
Reinvestment of distributions	—	90,575	—	500,338	—	330,524
Shares redeemed	(288,595)	(366,173)	(2,322,877)	(2,074,434)	(545,129)	(1,259,703)
Net increase (decrease) in shares outstanding	(200,655)	221,591	(1,548,926)	1,514,173	(10,006)	87,279
JPMorgan Mid Cap Value ($)
Shares sold	$1,291,083	$8,263,787	$11,567,746	$51,757,122	$8,076,558	$16,968,561
Reinvestment of distributions	—	1,425,650	—	7,990,400	—	5,252,024
Shares redeemed	(4,238,935)	(5,893,439)	(34,398,292)	(34,003,961)	(8,006,158)	(20,654,782)
Net increase (decrease)	$(2,947,852)	$3,795,998	$(22,830,546)	$25,743,561	$70,400	$1,565,803
	Class ADV		Class I		Class S
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007
Legg Mason Partners Aggressive Growth (Number of Shares)
Shares sold	15,064	63,611	2,196,240	6,005,976	92,643	505,175
Shares redeemed	(55,978)	(62,671)	(7,364,679)	(6,698,908)	(412,922)	(786,710)
Net increase (decrease) in shares outstanding	(40,914)	940	(5,168,439)	(692,932)	(320,279)	(281,535)
Legg Mason Partners Aggressive Growth ($)
Shares sold	$667,455	$3,084,206	$100,112,654	$297,998,788	$4,129,233	$24,932,471
Shares redeemed	(2,502,098)	(3,062,798)	(336,116,098)	(336,570,469)	(18,628,596)	(38,708,227)
Net increase (decrease)	$(1,834,643)	$21,408	$(236,003,444)	$(38,571,681)	$(14,499,363)	$(13,775,756)

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 11 — CAPITAL SHARES (continued)

	Class ADV		Class I		Class S
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007
Neuberger Berman Partners (Number of Shares)
Shares sold	23	1,477	17,465,158	6,939,602	277,701	721,744
Reinvestment of distributions	—	27	—	1,180,757	—	782,530
Shares redeemed	(954)	(555)	(3,897,093)	(5,336,876)	(1,549,180)	(4,190,016)
Net increase (decrease) in shares outstanding	(931)	949	13,568,065	2,783,483	(1,271,479)	(2,685,742)
Neuberger Berman Partners ($)
Shares sold	$255	$16,502	$187,351,590	$77,846,499	$3,017,069	$8,223,802
Reinvestment of distributions	—	287	—	12,693,141	—	8,388,718
Shares redeemed	(9,803)	(6,050)	(42,184,535)	(60,909,432)	(16,496,577)	(47,082,717)
Net increase (decrease)	$(9,548)	$10,739	$145,167,055	$29,630,208	$(13,479,508)	$(30,470,197)
	Class ADV		Class I		Class S
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007
OpCap Balanced Value (Number of Shares)
Shares sold	6,945	21,403	19,970	74,548	139,368	347,408
Reinvestment of distributions	—	12,803	—	39,526	—	631,730
Shares redeemed	(17,517)	(227,865)	(42,224)	(107,998)	(1,026,672)	(1,662,471)
Net increase (decrease) in shares outstanding	(10,572)	(193,659)	(22,254)	6,076	(887,304)	(683,333)
OpCap Balanced Value ($)
Shares sold	$83,182	$316,252	$238,166	$1,073,418	$1,669,474	$5,149,766
Reinvestment of distributions	—	175,140	—	542,689	—	8,679,977
Shares redeemed	(213,734)	(3,296,817)	(506,698)	(1,533,024)	(12,125,541)	(24,266,943)
Net increase (decrease)	$(130,552)	$(2,805,425)	$(268,532)	$83,083	$(10,456,067)	$(10,437,200)
	Class ADV		Class I		Class S
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007
Oppenheimer Global (Number of Shares)
Shares sold	515,034	1,854,454	919,688	1,530,215	2,611,429	6,197,564
Reinvestment of distributions	—	326,733	—	7,421,542	—	627,341
Shares redeemed	(1,118,161)	(1,971,448)	(12,086,555)	(24,241,211)	(902,967)	(1,581,234)
Net increase (decrease) in shares outstanding	(603,127)	209,739	(11,166,867)	(15,289,454)	1,708,462	5,243,671
Oppenheimer Global ($)
Shares sold	$7,779,851	$31,658,965	$14,257,559	$26,007,458	$39,467,060	$104,709,292
Reinvestment of distributions	—	5,348,617	—	124,830,332	—	10,307,206
Shares redeemed	(16,853,085)	(32,972,048)	(187,298,179)	(418,073,150)	(13,462,097)	(26,570,489)
Net increase (decrease)	$(9,073,234)	$4,035,534	$(173,040,620)	$(267,235,360)	$26,004,963	$88,446,009
	Class ADV		Class I		Class S
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007
Oppenheimer Strategic Income (Number of Shares)
Shares sold	669,484	2,141,421	15,835,423	9,622,685	2,090,885	3,359,481
Reinvestment of distributions	—	108,257	—	1,551,993	—	259,773
Shares redeemed	(310,143)	(1,270,661)	(2,270,545)	(7,443,050)	(1,125,333)	(1,313,484)
Net increase in shares outstanding	359,341	979,017	13,564,878	3,731,628	965,552	2,305,770
Oppenheimer Strategic Income ($)
Shares sold	$7,541,902	$23,394,127	$180,214,825	$106,503,556	$23,746,962	$37,262,805
Reinvestment of distributions	—	1,147,519	—	16,544,242	—	2,774,380
Shares redeemed	(3,490,472)	(14,018,615)	(25,854,044)	(82,768,717)	(12,753,029)	(14,501,828)
Net increase	$4,051,430	$10,523,031	$154,360,781	$40,279,081	$10,993,933	$25,535,357

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 11 — CAPITAL SHARES (continued)

	Class ADV		Class I		Class S
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007
PIMCO Total Return (Number of Shares)
Shares sold	1,482,672	1,565,518	5,989,650	10,130,841	4,411,252	2,761,334
Reinvestment of distributions	—	87,360	—	874,500	—	320,343
Shares redeemed	(514,973)	(1,107,027)	(11,837,221)	(3,012,294)	(462,601)	(1,096,037)
Net increase (decrease) in shares outstanding	967,699	545,851	(5,847,571)	7,993,047	3,948,651	1,985,640
PIMCO Total Return ($)
Shares sold	$17,714,347	$17,518,400	$72,497,409	$114,568,437	$53,066,141	$31,324,525
Reinvestment of distributions	—	947,855	—	9,593,260	—	3,498,142
Shares redeemed	(6,146,131)	(12,352,811)	(143,456,427)	(34,005,280)	(5,541,176)	(12,333,433)
Net increase (decrease)	$11,568,216	$6,113,444	$(70,959,018)	$90,156,417	$47,524,965	$22,489,234
	Class ADV		Class I		Class S
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007
Pioneer High Yield (Number of Shares)
Shares sold	63,578	106,724	5,641,049	4,373,553	47,996	139,291
Reinvestment of distributions	3,219	4,762	412,218	615,591	13,931	42,674
Shares redeemed	(49,586)	(61,790)	(1,336,863)	(6,478,867)	(245,476)	(416,873)
Net increase (decrease) in shares outstanding	17,211	49,696	4,716,404	(1,489,723)	(183,549)	(234,908)
Pioneer High Yield ($)
Shares sold	$631,027	$1,114,967	$55,543,384	$45,648,012	$478,753	$1,461,022
Reinvestment of distributions	31,694	49,541	4,075,293	6,424,994	137,545	445,292
Shares redeemed	(480,177)	(642,402)	(13,185,663)	(68,037,070)	(2,412,913)	(4,370,009)
Net increase (decrease)	$182,544	$522,106	$46,433,014	$(15,964,064)	$(1,796,615)	$(2,463,695)
	Class ADV		Class I		Class S
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007
T. Rowe Price Diversified Mid Cap Growth (Number of Shares)
Shares sold	311,231	909,722	1,006,604	1,022,088	299,234	659,974
Reinvestment of distributions	—	441,110	—	10,024,090	—	133,510
Shares redeemed	(1,204,655)	(2,298,671)	(8,197,312)	(22,226,680)	(219,027)	(482,616)
Net increase (decrease) in shares outstanding	(893,424)	(947,839)	(7,190,708)	(11,180,502)	80,207	310,868
T. Rowe Price Diversified Mid Cap Growth ($)
Shares sold	$2,695,801	$8,574,224	$9,253,413	$9,701,757	$2,633,354	$6,505,784
Reinvestment of distributions	—	3,939,115	—	92,221,632	—	1,209,603
Shares redeemed	(10,198,387)	(21,756,841)	(72,529,176)	(215,580,871)	(1,868,472)	(4,459,886)
Net increase (decrease)	$(7,502,586)	$(9,243,502)	$(63,275,763)	$(113,657,482)	$764,882	$3,255,501
	Class ADV		Class I		Class S
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007
T. Rowe Price Growth Equity (Number of Shares)
Shares sold	160,978	436,142	2,065,938	4,286,947	570,673	1,516,329
Reinvestment of distributions	—	85,861	—	1,145,875	—	66,327
Shares redeemed	(258,109)	(630,547)	(4,629,200)	(3,548,185)	(454,604)	(562,225)
Net increase (decrease) in shares outstanding	(97,131)	(108,544)	(2,563,262)	1,884,637	116,069	1,020,431
T. Rowe Price Growth Equity ($)
Shares sold	$9,143,264	$26,571,606	$116,992,587	$265,645,399	$32,340,022	$94,265,100
Reinvestment of distributions	—	5,052,924	—	68,523,314	—	3,936,497
Shares redeemed	(14,332,296)	(38,729,774)	(264,331,967)	(218,818,550)	(26,000,218)	(34,757,350)
Net increase (decrease)	$(5,189,032)	$(7,105,244)	$(147,339,380)	$115,350,163	$6,339,804	$63,444,247

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 11 — CAPITAL SHARES (continued)

	Class ADV		Class I		Class S
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007
Templeton Foreign Equity (Number of Shares)
Shares sold	52,864	1	24,726,796	2,842,901	3,396,377	9,869,197
Shares issued in merger	1,222,612	—	22,602,000	—	13,317,799	—
Reinvestment of distributions	—	—	—	47,303	—	145,910
Shares redeemed	(28,682)	(3)	(1,777,805)	(378,132)	(3,320,186)	(3,353,116)
Net increase (decrease) in shares outstanding	1,246,794	(2)	45,550,991	2,512,072	13,393,990	6,661,991
Templeton Foreign Equity ($)
Shares sold	$688,756	$10	$311,953,015	$39,542,642	$42,732,455	$130,735,493
Proceeds from shares issued in merger	16,008,831	—	296,004,090	—	173,913,232	—
Reinvestment of distributions	—	—	—	648,519	—	1,996,683
Shares redeemed	(366,568)	(42)	(22,713,972)	(4,802,215)	(41,662,002)	(44,087,563)
Net increase (decrease)	$16,331,019	$(32)	$585,243,133	$35,388,946	$174,983,685	$88,644,613
	Class ADV		Class I		Class S
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007
Thornburg Value (Number of Shares)
Shares sold	30,089	127,102	6,253,305	1,345,326	87,285	550,984
Reinvestment of distributions	—	287	—	24,972	—	2,271
Shares redeemed	(28,745)	(23,054)	(597,754)	(850,590)	(117,229)	(361,252)
Net increase (decrease) in shares outstanding	1,344	104,335	5,655,551	519,708	(29,944)	192,003
Thornburg Value ($)
Shares sold	$916,204	$4,315,405	$192,184,257	$46,207,864	$2,692,692	$17,979,268
Reinvestment of distributions	—	9,561	—	845,816	—	76,409
Shares redeemed	(863,653)	(774,103)	(18,525,091)	(28,670,588)	(3,592,418)	(12,362,045)
Net increase (decrease)	$52,551	$3,550,863	$173,659,166	$18,383,092	$(899,726)	$5,693,632
	Class ADV		Class I		Class S
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007
UBS U.S. Large Cap Equity (Number of Shares)
Shares sold	130,753	476,545	7,746,220	8,396,965	521,561	809,896
Shares issued in merger	—	294,433	—	77	—	3,166,308
Reinvestment of distributions	—	6,331	—	246,377	—	31,898
Shares redeemed	(119,016)	(156,393)	(3,364,230)	(7,873,477)	(1,071,297)	(2,384,412)
Net increase (decrease) in shares outstanding	11,737	620,916	4,381,990	769,942	(549,736)	1,623,690
UBS U.S. Large Cap Equity ($)
Shares sold	$1,281,704	$5,153,428	$75,829,368	$91,879,112	$5,204,120	$8,644,845
Proceeds from shares issued in merger	—	3,082,920	—	820	—	33,300,483
Reinvestment of distributions	—	67,611	—	2,678,126	—	342,587
Shares redeemed	(1,148,970)	(1,679,350)	(33,297,915)	(85,893,516)	(10,432,709)	(25,772,531)
Net increase (decrease)	$132,734	$6,624,609	$42,531,453	$8,664,542	$(5,228,589)	$16,515,384

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 11 — CAPITAL SHARES (continued)

	Class ADV		Class I		Class S
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007
UBS U.S. Small Cap Growth (Number of Shares)
Shares sold	—	1	674,785	1,793,225	23,534	846,690
Reinvestment of distributions	—	—	—	172,618	—	23,215
Shares redeemed	—	—	(3,721,166)	(899,226)	(115,182)	(1,026,023)
Net increase (decrease) in shares outstanding	—	1	(3,046,381)	1,066,617	(91,648)	(156,118)
UBS U.S. Small Cap Growth ($)
Shares sold	$—	$10	$5,874,928	$18,451,939	$210,767	$8,653,226
Reinvestment of distributions	—	—	—	1,679,025	—	225,904
Shares redeemed	—	—	(32,419,343)	(9,429,159)	(1,018,459)	(10,447,988)
Net increase (decrease)	$—	$10	$(26,544,415)	$10,701,805	$(807,692)	$(1,568,858)
	Class ADV		Class I		Class S
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007
Van Kampen Comstock (Number of Shares)
Shares sold	89,407	888,697	11,441,174	19,609,336	824,874	3,020,733
Reinvestment of distributions	—	131,003	—	2,158,453	—	1,095,898
Shares redeemed	(872,917)	(610,607)	(8,365,714)	(20,695,922)	(2,609,395)	(3,668,044)
Net increase (decrease) in shares outstanding	(783,510)	409,093	3,075,460	1,071,867	(1,784,521)	448,587
Van Kampen Comstock ($)
Shares sold	$1,024,475	$11,900,015	$131,679,771	$264,513,052	$9,417,337	$40,377,616
Reinvestment of distributions	—	1,682,082	—	28,124,641	—	14,235,714
Shares redeemed	(10,198,531)	(7,995,106)	(98,216,959)	(277,927,077)	(30,467,472)	(48,796,628)
Net increase (decrease)	$(9,174,056)	$5,586,991	$33,462,812	$14,710,616	$(21,050,135)	$5,816,702
	Class ADV		Class I		Class S
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007
Van Kampen Equity and Income (Number of Shares)
Shares sold	47,197	121,956	158,691	280,649	903,964	1,583,978
Proceeds from shares issued in merger	—	—	—	—	2,267,854	—
Reinvestment of distributions	—	21,389	—	1,214,960	—	135,760
Shares redeemed	(45,129)	(245,462)	(2,000,858)	(4,050,329)	(433,417)	(485,219)
Net increase (decrease) in shares outstanding	2,068	(102,117)	(1,842,167)	(2,554,720)	2,738,401	1,234,519
Van Kampen Equity and Income ($)
Shares sold	$1,668,771	$4,741,908	$5,821,357	$11,031,962	$32,580,094	$61,243,253
Proceeds from shares issued in merger	—	—	—	—	82,425,445	—
Reinvestment of distributions	—	792,474	—	45,743,256	—	5,081,486
Shares redeemed	(1,620,743)	(9,625,953)	(72,355,688)	(157,940,915)	(15,585,487)	(18,905,193)
Net increase (decrease)	$48,028	$(4,091,571)	$(66,534,331)	$(101,165,697)	$99,420,052	$47,419,546

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 12 — ILLIQUID SECURITIES

Portfolio	Security	Notional Principal/Par Vaue	Initial Acquisition Date	Cost/ (Upfront Payments)	Value	Percent of Net Assets
American Century Small-Mid Cap Value	Ashford Hospitality Trust, Inc.	14,300	07/11/07	$321,621	$253,396	0.3%
	Ulticom, Inc.	76,500	12/07/05	698,852	650,250	0.7%
	Aspen Insurance Holdings Ltd.	25,200	01/16/07	1,285,531	1,159,200	1.3%
	National Retail Properties	11,400	02/10/06	275,514	252,510	0.3%
	Hawkins, Inc.	2,576	01/17/08	38,554	38,537	0.0%
	Midwest Banc Holdings, Inc.	7,539	12/05/07	188,275	162,089	0.2%
	Odyssey Re Holdings Corp.	3,800	02/21/08	95,711	84,740	0.1%
	Lexington Realty Trust	3,400	01/17/08	121,743	120,615	0.1%
	PS Business Parks, Inc.	8,081	02/21/08	198,201	190,227	0.2%
					$2,911,564	3.2%
Oppenheimer Strategic Income	Americredit Prime Automobile Receivables, 5.620%, due 09/08/14	221,000	06/05/08	$168,307	$175,281	0.0%
	Bayerische Hypo- und Vereinsbank AG for City of Kiev Ukraine, 8.625%, due 07/15/11	1,190,000	02/01/08	1,236,620	1,224,213	0.2%
	Bear Stearns Adjustable Rate Mortgage Trust, 4.388%, due 05/25/34	687,057	04/14/08	626,560	646,271	0.1%
	Centex Corp., 5.800%, due 09/15/09	180,000	10/11/07	174,738	171,900	0.0%
	Citigroup Mortgage Loan Trust, Inc., 5.500%, due 03/25/36	790,808	04/28/08	557,885	541,939	0.1%
	Citigroup Mortgage Loan Trust, Inc., 5.591%, due 03/25/36	720,802	04/28/08	508,491	521,969	0.1%
	Countrywide Home Loan Mortgage Pass-through Trust, 5.490%, due 01/25/36	235,739	03/28/08	151,641	214,171	0.0%
	Countrywide Home Loan Mortgage Pass-through Trust, 6.094%, due 09/25/47	642,439	04/11/08	450,724	638,529	0.1%
	Countrywide Home Loan Mortgage Pass-through Trust, 6.230%, due 11/25/37	152,534	04/11/08	107,095	116,595	0.0%
	Countrywide Home Loan Mortgage Pass-through Trust, 6.402%, due 11/25/37	151,302	04/11/08	106,230	117,228	0.0%
	Countrywide Home Loans, 5.932%, due 09/25/47	707,105	03/31/08	489,714	548,363	0.1%
	Countrywide Home Loans, 6.005%, due 09/25/37	179,771	03/31/08	124,503	145,630	0.0%
	Countrywide Home Loans, 6.204%, due 09/25/37	452,040	03/31/08	313,066	357,175	0.1%
	Deutsche Alternative-A Securities, Inc. Alternate Loan Trust, 2.983%, due 01/27/37	288,736	05/29/08	205,227	190,653	0.0%
	Dominican Republic, 9.040%, due 01/23/18	213,130	03/08/07	243,857	219,391	0.0%
	GSR Mortgage Loan Trust, 5.832%, due 03/25/37	589,323	01/08/08	593,445	569,382	0.1%
	JP Morgan Mortgage Trust, 6.024%, due 05/25/37	337,594	04/24/08	244,048	243,490	0.0%
	JPMorgan Mortgage Trust, 5.299%, due 07/25/35	1,073,151	03/27/08	990,295	1,036,411	0.1%
	MLCC Mortgage Investors, Inc., 5.812%, due 09/25/37	428,787	01/11/08	433,206	385,908	0.1%
	Piazza Vittoria Finance Srl, 4.679%, due 07/20/10	31,763	03/29/07	42,199	50,010	0.0%
	Residential Accredit Loans, Inc., 5.384%, due 04/25/35	29,400	05/15/08	20,178	19,635	0.0%
	Residential Funding Mortgage Securities I, 5.777%, due 07/27/37	529,268	04/03/08	371,734	396,185	0.1%
	Dominican Republic International Bond, 9.500%, due 09/27/11	253,603	08/16/08	274,296	259,943	0.0%
	Johor Corp., 1.000%, due 07/31/12	1,920,000	04/06/05	518,223	594,232	0.1%
	Nigeria Government International Bond, 9.500%, due 08/31/12	81,000,000	10/18/07	666,193	681,468	0.1%
	Nigeria Treasury Bond, 15.000%, due 01/27/09	17,600,000	03/04/08	155,090	157,043	0.0%
	Peruvian Certificates of Deposit, 4.640%, due 07/09/09	1,210,000	04/07/08	429,726	389,794	0.1%
	Peruvian Certificates of Deposit, 5.040%, due 07/03/08	337,000	04/07/08	124,790	113,746	0.0%
	Peruvian Certificates of Deposit, 6.030%, due 04/13/09	97,000	04/07/08	34,814	31,251	0.0%
	Peruvian Certificates of Deposit, 7.880%, due 10/20/08	806,000	04/07/08	295,030	265,644	0.0%
	Republic of Ghana, 8.500%, due 10/04/17	500,000	09/27/08	500,000	516,250	0.1%
	Citibank N.A. — Renins Nonlife Limited — Total Return Credit Linked Nts., 12.500%, 05/30/12	973,399	05/25/07	973,399	1,000,849	0.1%
	Citigroup Funding Inc. — Egypt (The Arab Republic of) T-Bill Unsecured Credit Linked Nts., 7.449%, 03/26/09	2,220,000	03/25/08	393,798	397,339	0.1%
	Citigroup Funding Inc. — Nigeria Unsecured Credit Linked Nts. (linked to Nigerian Treasury Bonds), 14.500%, 04/04/11	69,000,000	03/31/06	543,147	655,616	0.1%
	Citigroup Funding Inc. — Russia Corporate Bond Unsecured Credit Linked Nts., Rusfinans Bank, 7.500%, 12/04/08	11,000,000	06/01/07	430,231	515,903	0.1%

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 12 — ILLIQUID SECURITIES (continued)

Portfolio	Security	Notional Principal/Par Vaue	Initial Acquisition Date	Cost/ (Upfront Payments)	Value	Percent of Net Assets
Oppenheimer Strategic Income (continued) Citigroup Funding Inc. — Russia Corporate Bond Unsecured Credit Linked	Nts., Rusfinans Bank, 7.650%, 12/04/08	4,480,000	01/30/07	$169,488	$215,269	0.0%
	Coriolanus Limited — Coriolanus Limited Pass-Through Emerging Markets Portfolio Credit Linked Nts., 10.620%, 09/10/10	500,000	08/02/07	500,000	295,000	0.0%
	Credit Suisse First Boston, Nassau — Ukraine Government International Bonds Credit Linked Nts., Series EMG 27, 11.940%, 12/30/09	4,600,000	11/02/05	960,331	1,024,013	0.1%
	Credit Suisse First Boston, Nassau — Ukraine Series EMG 13 Credit Linked Nts., 11.940%, 12/30/09	400,000	03/04/05	80,170	89,045	0.0%
	Credit Suisse First Boston, Nassau — Ukraine Series NPC 12 Credit Linked Nts., 11.940%, 12/30/09	1,440,000	04/27/05	303,332	320,561	0.0%
	Credit Suisse International — FFS UES/FSK EES Fully Funded Total Return Linked Nts., 7.100%, 12/12/08	7,800,000	01/23/07	295,271	334,619	0.0%
	Credit Suisse International — FSK EES Fully Funded Total Return Linked Nts., 8.25000%, 6/22/10	11,730,000	09/07/07	473,602	504,295	0.1%
	Credit Suisse International — Moitk Fully Funded Total Return Linked Nts., 8.990%, 03/26/11	12,330,000	03/27/07	474,625	509,924	0.1%
	Credit Suisse International — Moscoblgaz-Finans RUR Total Return Linked Nts., 9.250%, 06/24/12	21,800,000	06/26/07	847,188	887,628	0.1%
	Credit Suisse International — Orenburgskaya IZHK Fully Funded Total Return Linked Nts., 9.240%, 02/21/12	24,380,000	02/27/07	936,806	1,033,736	0.1%
	Credit Suisse International — Russian Railways Total Return Linked Bonds, 6.670%, 01/22/09	10,610,000	12/19/06	405,881	455,529	0.1%
	Credit Suisse International — SPETSSTROY-2 Credit Linked Fully Funded Total Return Linked Nts., 8.59%, 5/20/10	19,450,000	05/24/07	751,567	816,406	0.1%
	Credit Suisse International — Vietnam Shipbuilding Industry Group Total Return Credit Linked Nts., 10.500%, 01/19/17	3,048,000,000	02/06/07	201,798	108,586	0.0%
	Deutsche Bank AG, London — Arrendadora Capita Corporation SA de CV and The Capita Corporation de Mexico, SA de CV Credit Linked Nts., 9.090%, 01/05/11	2,659,852	05/25/06	237,307	257,265	0.0%
	Deutsche Bank AG, London — Arrendadora Capita Corporation SA de CV and The Capita Corporation de Mexico, SA de CV Credit Linked Nts., 9.520%, 01/05/11	1,738,090	06/30/06	153,254	168,111	0.0%
	Deutsche Bank AG, London — Arrendadora Capita Corporation SA de CV and The Capita Corporation de Mexico, SA de CV Credit Linked Nts., 9.650%, 01/05/11	1,737,062	06/01/06	154,304	168,011	0.0%
	Deutsche Bank AG, London — Multiple Reference Entities, Credit Linked Nts., 6.000%, 09/07/12	481,593	09/01/06	481,593	476,777	0.1%
	Eirles Two Ltd. 324 — Floating Rate Credit Linked Nts., 6-month USD-LIBOR +3.200%, 04/20/12	900,000	04/17/07	902,264	729,900	0.1%
	Hallertau SPC 2007-01 Republic of Philippines Credit Linked Nts., 6-month USD-LIBOR +2.050%, 12/20/17	3,000,000	12/13/07	3,000,000	2,680,500	0.4%
	JPMorgan Chase Bank N.A, London. — Brazil Unsecured Credit Linked Nts., 12.184%, 01/02/15	12,716,000	09/15/05	3,101,630	3,225,899	0.5%
	JPMorgan Chase Bank N.A. — COP and Colombia Credit Linked Nts., 10.218%, 10/31/16	5,337,000,000	10/18/06	1,014,543	866,304	0.1%
	JPMorgan Chase Bank N.A. — Multiple Entity First to Default Credit Linked Fixed Rate Bank Nts., 14.350%, 02/20/12	1,210,000	01/24/07	568,556	657,345	0.1%
	JSC Astana Finance — Guaranteed Senior Notes, 9.160%, 03/14/12	1,500,000	02/09/07	1,500,000	1,402,976	0.2%
	LatAm Walker Cayman Trust Series 2006-102 — COP and Colombia Credit Linked Nts., 10.000%, 11/17/16	392,000,000	10/20/06	167,521	161,819	0.0%
	Merrill Lynch International — Commercial Bank Renaissance Capital/Ensorte Enterprises Limited Fully Funded Total Return Linked Nts., 10.500%, 10/04/08	16,000,000	03/29/07	615,217	675,346	0.1%
	MicroAccess Trust 2007 — MicroFinance Institutional Loans, Variable Rate Nts., 7.550%, 5/24/12	1,307,692	06/20/07	1,323,958	1,307,692	0.2%

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 12 — ILLIQUID SECURITIES (continued)

Portfolio	Security	Notional Principal/Par Vaue	Initial Acquisition Date	Cost/ (Upfront Payments)	Value	Percent of Net Assets
Oppenheimer Strategic Income (continued)	Morgan Stanley — Brazil Sr. Credit Linked Nts., 14.400%, 08/04/16	2,049,837	08/02/06	$940,382	$1,625,190	0.2%
	Morgan Stanley — Peruvian Government Credit Linked Nts., 6.250%, 03/23/17	832,000	07/10/07	256,785	241,607	0.0%
	Morgan Stanley — The State Road Administration of Ukraine (Republic of ) Credit Linked Nts., 6-month USD-LIBOR +2.67%, 10/15/17	200,000	02/04/08	200,000	190,500	0.0%
	Morgan Stanley & Co. International — Hallertau SPC Unsecured Credit Linked Nts., 9.888%, 08/02/10	2,536,252	04/18/08	1,245,399	1,283,393	0.2%
	Morgan Stanley Capital Services Inc. — Red Arrow International Leasing PLC Total Return Linked Nts., 8.375%, 07/06/12	6,781,887	03/24/06	245,310	289,149	0.0%
	Morgan Stanley Capital Services Inc. — WTI Trading Limited Total Return Linked Nts., 13.500%, 03/08/12	2,078,261	04/24/06	2,074,137	1,995,130	0.3%
	Muteki Ltd. — Catastrophe Linked Floating Rate Nts., 3-month USD-LIBOR +4.400%, 05/24/11	250,000	05/08/08	250,000	250,063	0.0%
	Redwood Capital X Ltd. — Catstrophe Linked Series 1 Class C Floating Rate Nts., 3-month USD-LIBOR +4.750%, 01/09/09	250,000	12/18/07	250,000	250,613	0.0%
	Reforma BLN-Backed I — Class 1B Asset-Backed Variable Funding Notes, TIIE +2.000%, 07/31/14	414,000	06/12/08	39,913	40,143	0.0%
	Reforma BLN-Backed I — Class 2A Asset-Backed Variable Funding Notes, TIIE +3.500%, 05/20/15	197,523	05/21/08	19,044	19,153	0.0%
	Reforma BLN-Backed I — Class 2B Asset-Backed Variable Funding Notes, TIIE +3.500%, 05/20/15	345,571	06/12/08	33,316	33,508	0.0%
	Reforma BLN-Backed I — Class 2C Asset-Backed Variable Funding Notes, TIIE +3.500%, 05/20/15	5,210,380	06/18/08	505,487	505,220	0.1%
	Reforma BLN-Backed I -Asset-Backed Variable Funding Notes, TIIE +2.000%, 10/03/15	2,070,000	12/27/07	190,240	200,716	0.0%
	Residential Reinsurance Ltd. — Class 2 Floating Rate Catastrophe Linked Nts., 3-month USD-LIBOR +11.500%, 06/06/11	450,000	05/19/08	450,000	450,000	0.1%
	Salisbury Intl. — Series 2006-003 Tranche E, Floating Rate Credit Linked Nts., 3-month USD-LIBOR +4.150%, 07/22/11	300,000	07/12/06	300,000	269,460	0.0%
	UBS AG, Jersey — Egypt (The Arab Republic of) T-Bill Unsecured Credit Linked Nts., 7.298%, 04/28/09	2,390,000	04/24/08	417,534	412,536	0.1%
	UBS AG, Jersey — Egypt (The Arab Republic of) T-Bill Unsecured Credit Linked Nts., 7.540%, 04/22/09	1,200,000	04/17/08	208,578	207,131	0.0%
	UBS AG, Jersey — Egypt (The Arab Republic of) T-Bill Unsecured Credit Linked Nts., 7.808%, 04/14/09	1,140,000	04/10/08	197,485	197,202	0.0%
	UBS AG, Jersey — Ghana (Republic of) Credit Linked Nts., 14.470%, 12/28/11	263,055	12/22/06	288,910	218,623	0.0%
	Vega Capital LTD. — Class D Catastrophe Linked Nts., Discount Note, 06/24/11	701,000	06/10/08	701,000	701,000	0.1%
	Arco Capital Corp. Ltd	144,498	02/27/07	2,167,470	2,167,470	0.3%
	Nigeria Treasury Bond, 9.470%, due 01/08/09	122,000,000	03/04/08	992,116	987,526	0.1%
	Cloverie PLC, 7.053%, due 12/20/10	400,000	12/06/05	400,000	334,160	0.0%
	Coriolanus Ltd., Discount Note, due 12/31/17	3,330,000	09/19/07	1,310,826	1,329,424	0.2%
	Dillard's, Inc., 6.625%, due 11/15/08	110,000	11/09/07	110,052	110,138	0.0%
	Eirles Two Ltd., 4.692%, due 04/30/12	900,000	09/17/07	899,370	762,750	0.1%
	Gaz Capital SA, 8.625%, due 04/28/34	1,270,000	04/11/08	1,466,309	1,402,588	0.2%
	ICE EM CLO, 7.954%, due 08/15/22	930,000	06/08/07	930,000	628,308	0.1%
	ICE EM CLO, 4.654%, due 08/15/22	1,110,000	11/06/07	969,121	784,437	0.1%
	ICE EM CLO, 5.954%, due 08/15/22	930,000	06/08/07	930,000	657,231	0.1%
	IIRSA Norte Finance Ltd., 8.750%, due 05/30/24	1,429,821	08/03/06	1,475,676	1,594,250	0.2%
	Koppers, Inc., 9.875%, due 10/15/13	70,000	09/25/07	74,019	73,850	0.0%
	KazMunaiGaz Finance Sub BV, 9.125%, due 07/02/18	2,480,000	06/24/08	2,460,061	2,476,900	0.4%
	Leslie's Poolmart, 7.750%, due 02/01/13	170,000	04/04/06	169,593	159,800	0.0%
	Penn National Gaming, Inc., 6.875%, due 12/01/11	150,000	02/02/05	154,479	151,125	0.0%
	Pemex Project Funding Master Trust, 6.625%, due 06/15/38	1,130,000	05/28/08	1,126,599	1,126,599	0.2%
	Rural Cellular Corp., 9.875%, due 02/01/10	400,000	08/02/05	412,951	411,860	0.1%
	Rabobank Nederland, 3.000%, due 03/11/11	2,270,000	02/21/08	2,270,000	2,082,876	0.3%
	Start CLO Ltd., 19.677%, due 06/07/11	320,000	11/29/06	307,968	281,600	0.0%
	Smithfield Foods, Inc., 7.000%, due 08/01/11	205,000	05/05/08	204,056	188,088	0.0%
	Tiers Trust, Discount Note, due 06/15/97	785,000	02/16/06	333,057	408,074	0.1%
	Taganka Car Loan Finance PLC, 5.756%, due 11/14/13	150,000	10/17/06	150,000	140,250	0.0%
	Vedanta Resources PLC, 9.500%, due 07/18/18	1,580,000	06/25/08	1,580,000	1,580,000	0.2%
	U.S. Treasury Bond, 9.350%, due 08/31/17	85,700,000	01/23/08	676,709	698,269	0.1%
	U.S. Treasury Note, 9.500%, due 02/23/12	40,200,000	01/24/08	343,050	340,872	0.0%
					$63,740,745	8.4%

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 12 — ILLIQUID SECURITIES (continued)

Portfolio	Security	Notional Principal/Par Vaue	Initial Acquisition Date	Cost/ (Upfront Payments)	Value	Percent of Net Assets
PIMCO Total Return	Fixed Income Options
	Put Option OTC — Credit Suisse Federal National Mortgage Association 5.500% 09/38 Strike @ $86.00 — Exp 09/04/08	49,000,000	06/18/08	$2,348	$5,742	0.0%
	Foreign Currency Options
	Call Option OTC — Credit Suisse USD vs JPY Strike @ 104 — Exp 03/17/10	3,000,000	03/20/07	127,785	129,924	0.0%
	Put Option OTC — Credit Suisse USD vs JPY Strike @ 104 — Exp 03/17/10	3,000,000	03/20/07	127,785	185,991	0.0%
	Interest Rate Swaptions
	Call Swaption OTC — The Royal Bank of Scotland PLC 3-month USD-LIBOR — Fund Pays Floating Strike @ 3.150% — Exp 12/15/08	24,100,000	02/22/08	215,013	69,170	0.0%
	Call Swaption OTC — The Royal Bank of Scotland PLC 3-Month USD-LIBOR — Fund Pays Floating Strike @ 3.150% — Exp 12/15/08	2,100,000	02/22/08	19,530	6,027	0.0%
	Call Swaption OTC — Barclays Bank PLC 3 Month USD-LIBOR — Fund Pays Floating Strike @ 3.500% — Exp 02/02/09	39,000,000	02/19/08	406,295	192,010	0.0%
	Call Swaption OTC — The Royal Bank of Scotland PLC 3 Month USD-LIBOR — Fund Pays Floating Strike @ 3.150% — Exp 02/02/09	11,400,000	03/12/08	123,120	35,392	0.0%
	Call Swaption OTC — The Royal Bank of Scotland PLC 3 Month USD-LIBOR — Fund Pays Floating Strike @ 3.600% — Exp 07/02/09	5,300,000	01/09/08	50,946	27,945	0.0%
	Call Swaption OTC — Barclays Bank PLC 3 Month USD-LIBOR — Fund Pays Floating Strike @ 3.450% — Exp 08/03/09	5,300,000	04/01/08	57,770	24,209	0.0%
	Call Swaption OTC — Merrill Lynch Capital Services, Inc. 3 Month USD-LIBOR — Fund Pays Floating Strike @ 3.450% — Exp 08/03/09	4,900,000	04/15/08	54,880	22,382	0.0%
	Call Swaption OTC — The Royal Bank of Scotland PLC 3 Month USD-LIBOR — Fund Pays Floating Strike @ 3.450% — Exp 08/03/09	32,600,000	04/02/08	353,186	148,909	0.0%
	Call Swaption OTC — The Royal Bank of Scotland PLC 3 Month USD-LIBOR — Fund Pays Floating Strike @ 3.850% — Exp 08/03/09	17,900,000	04/29/08	189,293	123,345	0.0%
	Credit Default Swaps
	ABX.HE.A.06-1 Index, pay 0.540%	300,000	02/01/06	(352)	236,563	0.1%
	Bellsouth Corp. 5.200%, 09/15/14, pay 0.325%	3,500,000	12/06/06	—	12,892	0.0%
	CDX.EM.3 Index, receive 2.100%	900,000	04/15/05	(23,400)	16,341	0.0%
	CDX.NA.IG.9 Index (30-100% Tranche), receive 0.708%	3,000,000	03/04/08	—	22,381	0.0%
	Citifinancial 6.625%, 06/01/15, pay 0.145%	400,000	10/19/06	—	29,236	0.0%
	CVS Corp. 5.750%, 08/15/11, pay 0.235%	2,800,000	10/16/06		29,565	0.0%
	Federal Home Loan Mortgage Corp. 5.080%, 02/07/19, receive 0.720%	1,100,000	02/12/08		4,757	0.0%
	GAZ Capital (GAZPROM) LPN 8.625%, 04/28/34, receive 2.180%	500,000	01/29/08		(164)	0.0%
	GAZ Capital (GAZPROM) LPN 8.625%, 04/28/34, receive 2.480%	2,300,000	02/13/08		27,117	0.0%
	GAZ Capital (GAZPROM) LPN 9.625%, 03/01/13, receive 0.970%	600,000	10/30/07		(60)	0.0%
	iTraxx Europe HiVol Series 6 Version 1 Index, pay (0.850%)	1,200,000	12/13/06	(9,050)	93,961	0.0%
	iTraxx Europe HiVol Series 6 Version 1 Index, pay (0.850%)	4,500,000	12/14/06	(50,447)	352,355	0.1%
	Noble Corp. 5.875%, 06/01/13, pay (0.520%)	1,000,000	04/27/07		1,006	0.0%
	Nordstrom Inc. 6.950%, 03/15/28, pay (0.370%)	1,100,000	04/12/07		62,776	0.0%
	Reynolds American Inc. 7.625%, 06/01/16, receive 1.280%	600,000	04/13/07		3,853	0.0%
	SLM Corp. 5.125%, 08/27/12, receive 4.850%	700,000	02/26/08		10,239	0.0%
	Weyerhaeuser Co. 6.75%, 03/15/12, pay (1.000%)	1,100,000	04/12/07		89,142	0.0%
	Interest Rate Swaps
	Receive, if positive, 600,000 x (30-day USD-constant maturity mortgage rate — 5.0)% x 10,000 Pay, if negative, the absolute value of 600,000 x (30-day USD-constant maturity mortgage rate — 5.0)% x 10,000 Counterparty: Merrill Lynch Capital Services, Inc.	1,400,000	02/20/08	95,744	105,143	0.0%

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 12 — ILLIQUID SECURITIES (continued)

Portfolio	Security	Notional Principal/Par Vaue	Initial Acquisition Date	Cost/ (Upfront Payments)	Value	Percent of Net Assets
PIMCO Total Return (continued)	Receive, if positive, 1,000,000 x (30-day USD-constant maturity mortgage rate — 5.5)% x 10,000 Pay, if negative, the absolute value of 1,000,000 x (30-day USD-constant maturity mortgage rate — 5.5)% x 10,000 Counterparty: Merrill Lynch Capital Services, Inc.	1,700,000	02/21/08	$7,677	$44,882	0.0%
	Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Morgan Stanley Capital Services, Inc.	5,000,000	06/11/08	(13,096)	4,299	0.0%
	Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: The Royal Bank of Scotland PLC	6,700,000	06/11/08	(15,326)	5,761	0.0%
	Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Lehman Brothers Special Financing Inc.	4,100,000	03/07/07	35,428	10,609	0.0%
	Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Merrill Lynch Capital Services, Inc.	2,400,000	08/27/07	13,800	6,210	0.0%
	Receive a floating rate based on 6-month AUD-BBR-BBSW and pay a fixed rate equal to 6.500% Counterparty: Deutsche Bank AG, Frankfurt	1,800,000	09/13/07	(11,473)	25,827	0.0%
	Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4.000% Counterparty: Barclays Bank PLC, London	1,100,000	01/11/06	(17,862)	46,529	0.0%
	Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4.000% Counterparty: Deutsche Bank AG, Frankfurt	2,900,000	03/08/06	(29,320)	66,518	0.0%
	Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4.000% Counterparty: Goldman Sachs Capital Markets, L.P.	4,900,000	11/30/06	(9,955)	238,642	0.1%
	Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4.250% Counterparty: Goldman Sachs Capital Markets, L.P.	600,000	06/27/06	59,592	112,879	0.0%
	Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Citibank N.A., New York	5,600,000	05/23/08	66,329	3,708	0.0%
	Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Merrill Lynch Capital Services, Inc.	2,000,000	06/03/08	41,080	1,324	0.0%
	Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Morgan Stanley Capital Services, Inc.	900,000	06/03/08	18,371	596	0.0%
					$2,635,933	0.3%

NOTE 13 — REORGANIZATIONS

On April 27, 2008, Van Kampen Equity and Income and Templeton Foreign Equity, as listed below ("Acquiring Portfolios"), acquired the assets and certain liabilities of ING UBS U.S. Allocation Portfolio and ING JPMorgan International Portfolio, also listed below ("Acquired Portfolios"), respectively, in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the Acquired Portfolio's shareholders. The number and value of shares issued by the Acquiring Portfolio are presented in Note 11 — Capital Shares. Net assets and unrealized depreciation as of the reorganization date were as follows:

Acquiring Portfolios	Acquired Portfolios	Total Net Assets of Acquired Portfolio (000's)	Total Net Assets of Acquiring Portfolio (000's)	Acquired Capital Loss Carryforwards (000's)	Acquired Portfolio Unrealized Appreciation/ (Depreciation) (000's)	Conversion Ratio
Van Kampen	ING UBS U.S.
Equity and	Allocation
Income	Portfolio	$82,425	$895,993	$—	$(1,836)	0.22
Templeton Foreign Equity	ING JPMorgan International Portfolio	485,926	469,316	—	33,005	0.58

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 13 — REORGANIZATIONS (continued)

The net assets of Van Kampen Equity and Income and Templeton Foreign Equity after the acquisitions were $978,418,126 and $955,242,378, respectively.

On January 13, 2007, UBS U.S. Large Cap Equity, as listed below ("Acquiring Portfolio"), acquired the assets and certain liabilities of ING Goldman Sachs Structured Equity Portfolio, also listed below ("Acquired Portfolio"), in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the Acquired Portfolio's shareholders. The number and value of shares issued by the Acquiring Portfolio are presented in Note 11 — Capital Share Transactions. Net assets and unrealized appreciation as of the reorganization date were as follows:

Acquiring Portfolio	Acquired Portfolio	Total Net Assets of Acquired Portfolio (000's)	Total Net Assets of Acquiring Portfolio (000's)	Acquired Capital Loss Carryforwards (000's)	Acquired Portfolio Unrealized Appreciation (Depreciation) (000's)	Conversion Ratio
UBS U.S. Large	ING Goldman Sachs
Cap Equity	Structured Equity
	Portfolio
Class I	Class I	$1	$359,756	$—	$—	0.89
Class S	Class S	33,300	29,312	—	4,276	0.91
Class ADV	Class ADV	3,083	4,235	—	(237)	0.89
		$36,384	$393,303	$—	$4,039

The net assets of UBS U.S. Large Cap Equity after the acquisition were $429,687,347.

NOTE 14 — CONCENTRATION OF RISKS

Non-Diversified. Certain Portfolios are each classified as non-diversified investment companies under the 1940 Act, which means that each Portfolio is not limited by the 1940 Act in the proportion of assets that they may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of a Portfolio. The investment of a large percentage of a Portfolio's assets in the securities of a small number of issuers may cause the Portfolios' share price to fluctuate more than that of a diversified investment company. Conversely, even though classified as non-diversified, a Portfolio may actually maintain a portfolio that is diversified with a large number of issuers. In such an event, a Portfolio would benefit less from appreciation in a single corporate issuer than if it had greater exposure to that issuer.

Foreign Securities. Investments in foreign securities may entail risks not present in domestic investments. Since securities in which a Portfolio may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of a Portfolio. Foreign investments may also subject a Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-a-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of a Portfolio investments.

Emerging Markets Risk. Emerging market countries are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investments in emerging market countries present risks in a greater degree than, and in addition to, those presented by investments in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by a Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

High-Yield, Lower-Grade Debt Securities Risk. High-yield debt securities (commonly referred to as "junk bonds") generally present greater credit risk that an issuer cannot make timely payment of interest or principal than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 14 — CONCENTRATION OF RISKS (continued)

are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high yield securities are traded may be less liquid than the market for higher grade bonds. It may be more difficult to value less liquid high yield securities, and determination of their value may involve elements of judgment.

NOTE 15 — SECURITIES LENDING

Under an agreement with The Bank of New York Mellon Corporation ("BNY"), the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. Government securities. The collateral must be in an amount equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the "Agreement"). The securities purchased with cash collateral received are reflected in the Portfolio of Investments. Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower's failure to return a loaned security, however there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. The Portfolios bear the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio. At June 30, 2008, the following Portfolios had securities on loan with the following market values:

Portfolio	Value of Securities Loaned	Value of Collateral
American Century Large Company Value	$2,306,753	$2,366,658
American Century Small-Mid Cap Value	12,882,080	13,577,773
JPMorgan Mid Cap Value	58,145,575	60,053,689
Legg Mason Partners Aggressive Growth	4,221,149	4,864,352
OpCap Balanced Value	4,971,168	5,153,432
Oppenheimer Global	417,051,745	438,137,761
Oppenheimer Strategic Income	81,833,925	82,595,954
PIMCO Total Return	2,455,798	2,542,707
T. Rowe Price Diversified Mid Cap Growth	257,282,886	265,767,859
T. Rowe Price Growth Equity	201,982,638	208,420,922
Thornburg Value	44,971,203	48,085,363
UBS U.S. Large Cap Equity	99,118,642	102,297,429
UBS U.S. Small Cap Growth	1,000,199	1,043,290
Van Kampen Comstock	215,361,418	224,290,332

NOTE 16 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
	Ordinary Income	Ordinary Income	Long-Term Capital Gains
American Century Large Company Value	$—	$2,664,402	$6,881,524
American Century Small-Mid Cap	—	9,409,419	4,377,918
Columbia Small Cap Value II	—	171,114	—
Davis New York Venture	—	1,736,952	95,364
JPMorgan Mid Cap Value	—	4,101,685	10,566,389
Neuberger Berman Partners	—	3,748,694	17,333,506
OpCap Balanced Value	—	2,121,932	7,275,874
Oppenheimer Global	—	53,603,497	86,882,658
Oppenheimer Strategic Income	—	20,466,141	—
PIMCO Total Return	—	14,039,257	—
Pioneer High Yield	4,244,532	6,921,120	—
T. Rowe Price Diversified Mid Cap Growth	—	19,205,474	78,164,876
T. Rowe Price Growth Equity	—	18,410,547	59,102,188
Templeton Foreign Equity	—	1,867,499	903,924
Thornburg Value	—	931,786	—
UBS U.S. Large Cap Equity	—	3,088,324	—
UBS U.S. Small Cap Growth	—	2,101,602	—
Van Kampen Comstock	—	17,879,359	26,163,078
Van Kampen Equity and Income	—	32,047,391	19,569,825

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 16 — FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2007 were:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation/ (Depreciation)	Post-October Capital Losses Deferred	Post-October PFIC Losses Deferred	Post-October Currency Losses Deferred	Capital Loss Carryforwards	Expiration Dates
American Century Large Company Value	$2,250,690	$8,428,488	$(190,237)	$—	$—	$—	$—	—
American Century Small-Mid Cap	9,040,601	3,101,132	(10,085,593)	(639,928)	—	—	—	—
Baron Asset	—	145,053	2,443,331	—	—	—	—	—
Baron Small Cap Growth	—	19,085,321	121,466,933	—	—	—	—	—
Columbia Small Cap Value II	2,884,057	2,052,699	(1,406,794)	—	—	—	—	—
Davis New York Venture	4,545,353	3,662,022	20,552,782	—	—	—	—	—
JPMorgan Mid Cap Value	2,645,531	19,875,811	11,241,811	—	—	—	—	—
Legg Mason Partners Aggressive Growth	—	—	318,514,560	—	—	—	(211,557,518)	2010
Neuberger Berman Partners	958,099	—	68,301,798	—	—	(3,212)	(13,186,377)	2015
OpCap Balanced Value	7,038,649	1,979,877	(4,963,192)	—	—	—	—	—
Oppenheimer Global	46,069,267	156,625,567	576,871,251	—	(654,476)	(106,064)	—	—
Oppenheimer Strategic Income	33,797,261	2,275,989	10,104,554	—	—	—	—	—
PIMCO Total Return	24,524,896	4,325,936	6,828,147	—	—	—	—	—
Pioneer High Yield	2,905,193	703,344	139,262	—	—	—	—	—
T. Rowe Price Diversified Mid Cap Growth	26,571,278	103,251,077	152,621,651	—	—	—	—	—
T. Rowe Price Growth Equity	19,399,767	84,668,501	263,095,086	—	—	—	—
Templeton Foreign Equity	836,435	—	12,423,306	(91,338)	—	(37,084)	—	—
Thornburg Value	1,827,169	—	7,442,467	—	—	—	(29,495,368)	2009
							(113,367,765)	2010
							$(142,863,133)*
UBS U.S. Large Cap Equity	4,358,803	—	21,731,203	—	—	—	(34,168,348)	2010
UBS U.S. Small Cap Growth	—	—	486,307	(589,456)	—	—	—	—
Van Kampen Comstock	24,502,230	44,732,957	20,904,129	—	—	—	—	—
Van Kampen Equity and Income	30,599,306	42,580,783	75,649,658	—	—	—	—	—

* Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code.

The Portfolios' major tax jurisdictions are federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2003.

NOTE 17 — SUBSEQUENT EVENTS

On July 31, 2008, the Board approved a proposal to liquidate OpCap Balanced Value. The proposed liquidation is subject to shareholder approval. If shareholder approval is obtained, it is expected that the liquidation will take place during the fourth quarter of 2008. Shareholders will be notified if the liquidation is not approved.

On May 30, 2008, the Board approved a proposal to liquidate UBS U.S. Small Cap Growth. The proposed liquidation is subject to shareholder approval. If shareholder approval is obtained, it is expected that the liquidation will take place during the third quarter of 2008. Shareholders will be notified if the liquidation is not approved.

Dividends. Subsequent to June 30, 2008, the following Portfolios declared dividends and distributions of:

	PER SHARE AMOUNTS
	Net Investment Income	Short-Term Capital Gains	Long-Term Capital Gains	Payable Date	Record Date
American Century Large Company Value
Class ADV	$0.8903	$0.1540	$4.5115	August 14, 2008	August 11, 2008
Class I	$1.1075	$0.1540	$4.5115	August 14, 2008	August 11, 2008
Class S	$1.0555	$0.1540	$4.5115	August 14, 2008	August 11, 2008
American Century Small-Mid Cap
Class ADV	$0.0503	$0.9482	$0.3575	August 14, 2008	August 11, 2008
Class I	$0.1142	$0.9482	$0.3575	August 14, 2008	August 11, 2008
Class S	$0.0812	$0.9482	$0.3575	August 14, 2008	August 11, 2008

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 17 — SUBSEQUENT EVENTS (continued)

	PER SHARE AMOUNTS
	Net Investment Income	Short-Term Capital Gains	Long-Term Capital Gains	Payable Date	Record Date
Baron Asset
Class ADV	$—	$—	$0.1579	August 14, 2008	August 11, 2008
Class I	$—	$—	$0.1579	August 14, 2008	August 11, 2008
Class S	$—	$—	$0.1579	August 14, 2008	August 11, 2008
Baron Small Cap Growth
Class ADV	$—	$—	$0.5232	August 14, 2008	August 11, 2008
Class I	$—	$—	$0.5232	August 14, 2008	August 11, 2008
Class S	$—	$—	$0.5232	August 14, 2008	August 11, 2008
Columbia Small Cap Value II
Class ADV	$0.0155	$0.0413	$0.0423	August 14, 2008	August 11, 2008
Class I	$0.0247	$0.0413	$0.0423	August 14, 2008	August 11, 2008
Class S	$0.0083	$0.0413	$0.0423	August 14, 2008	August 11, 2008
Davis New York Venture
Class ADV	$0.0390	$0.0388	$0.1406	August 14, 2008	August 11, 2008
Class I	$0.1554	$0.0388	$0.1406	August 14, 2008	August 11, 2008
Class S	$0.1247	$0.0388	$0.1406	August 14, 2008	August 11, 2008
JPMorgan Mid Cap Value
Class ADV	$0.0895	$0.0155	$1.3017	August 14, 2008	August 11, 2008
Class I	$0.1828	$0.0155	$1.3017	August 14, 2008	August 11, 2008
Class S	$0.1438	$0.0155	$1.3017	August 14, 2008	August 11, 2008
Neuberger Berman Partners
Class ADV	$—	$—	$—	August 14, 2008	August 11, 2008
Class I	$0.0240	$—	$—	August 14, 2008	August 11, 2008
Class S	$—	$—	$—	August 14, 2008	August 11, 2008
OpCap Balanced Value
Class ADV	$0.2293	$2.2384	$0.7287	August 14, 2008	August 11, 2008
Class I	$0.4201	$2.2384	$0.7287	August 14, 2008	August 11, 2008
Class S	$0.3466	$2.2384	$0.7287	August 14, 2008	August 11, 2008
Oppenheimer Global
Class ADV	$0.2285	$0.0097	$1.1139	August 14, 2008	August 11, 2008
Class I	$0.3252	$0.0097	$1.1139	August 14, 2008	August 11, 2008
Class S	$0.2948	$0.0097	$1.1139	August 14, 2008	August 11, 2008
Oppenheimer Strategic Income
Class ADV	$0.5093	$—	$0.0374	August 14, 2008	August 11, 2008
Class I	$0.5588	$—	$0.0374	August 14, 2008	August 11, 2008
Class S	$0.5407	$—	$0.0374	August 14, 2008	August 11, 2008
PIMCO Total Return
Class ADV	$0.5179	$0.0639	$0.1074	August 14, 2008	August 11, 2008
Class I	$0.5543	$0.0639	$0.1074	August 14, 2008	August 11, 2008
Class S	$0.5368	$0.0639	$0.1074	August 14, 2008	August 11, 2008
Pioneer High Yield
Class ADV	$0.0514	$—	$—	August 1, 2008	Daily
Class I	$0.0557	$—	$—	August 1, 2008	Daily
Class S	$0.0536	$—	$—	August 1, 2008	Daily
Class ADV	$—	$0.1814	$0.0442	August 14, 2008	August 11, 2008
Class I	$—	$0.1814	$0.0442	August 14, 2008	August 11, 2008
Class S	$—	$0.1814	$0.0442	August 14, 2008	August 11, 2008
T. Rowe Price Diversified Mid Cap Growth
Class ADV	$—	$0.2476	$1.0296	August 14, 2008	August 11, 2008
Class I	$0.0183	$0.2476	$1.0296	August 14, 2008	August 11, 2008
Class S	$0.0009	$0.2476	$1.0296	August 14, 2008	August 11, 2008
T. Rowe Price Growth Equity
Class ADV	$0.1262	$0.3733	$3.5509	August 14, 2008	August 11, 2008
Class I	$0.4711	$0.3733	$3.5509	August 14, 2008	August 11, 2008
Class S	$0.3747	$0.3733	$3.5509	August 14, 2008	August 11, 2008

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 17 — SUBSEQUENT EVENTS (continued)

	PER SHARE AMOUNTS
	Net Investment Income	Short-Term Capital Gains	Long-Term Capital Gains	Payable Date	Record Date
Templeton Foreign Equity
Class ADV	$0.0145	$—	$—	August 14, 2008	August 11, 2008
Class I	$0.0145	$—	$—	August 14, 2008	August 11, 2008
Class S	$0.0050	$—	$—	August 14, 2008	August 11, 2008
Thornburg Value
Class ADV	$0.0599	$—	$—	August 14, 2008	August 11, 2008
Class I	$0.1494	$—	$—	August 14, 2008	August 11, 2008
Class S	$0.0334	$—	$—	August 14, 2008	August 11, 2008
UBS U.S. Large Cap Equity
Class ADV	$0.0589	$—	$—	August 14, 2008	August 11, 2008
Class I	$0.1048	$—	$—	August 14, 2008	August 11, 2008
Class S	$0.0665	$—	$—	August 14, 2008	August 11, 2008
Van Kampen Comstock
Class ADV	$0.1552	$0.0808	$0.5672	August 14, 2008	August 11, 2008
Class I	$0.2444	$0.0808	$0.5672	August 14, 2008	August 11, 2008
Class S	$0.2084	$0.0808	$0.5672	August 14, 2008	August 11, 2008
Van Kampen Equity and Income
Class ADV	$0.7323	$0.2537	$1.6544	August 14, 2008	August 11, 2008
Class I	$0.9487	$0.2537	$1.6544	August 14, 2008	August 11, 2008
Class S	$0.9082	$0.2537	$1.6544	August 14, 2008	August 11, 2008

NOTE 18 — OTHER ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained upon challenge by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 was effective for fiscal years beginning after December 15, 2006, with early application permitted if no interim financial statements had been issued. Acknowledging the unique issues that FIN 48 presents for investment companies that calculate NAVs, the SEC indicated that they would not object if a fund implemented FIN 48 in its NAV calculation as late as its last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more likely-than-not to be sustained as of the adoption date. Management of the Portfolios has analyzed the tax positions of the Portfolios. Upon adoption of FIN 48 on June 29, 2007, management identified no uncertain tax positions that have not met the more likely-than-not standard.

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 ("SFAS No. 161"), "Disclosure about Derivative Instruments and Hedging Activities." This new accounting statement requires enhanced disclosures about an entity's derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and (c) how derivatives affect an entity's financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk-related contingent features of derivative instruments. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. As of June 30, 2008, management of the Portfolios is currently assessing the impact of the expanded financial statement disclosures that will result from adopting SFAS No. 161.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 19 — INFORMATION REGARDING TRADING OF ING'S U.S. MUTUAL FUNDS

As discussed in earlier supplements that were previously filed with the SEC, DSL, the adviser to the ING Funds, has reported to the Boards of Directors/Trustees (the "Boards") of the ING Funds that, like many U.S. financial services companies, ING Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. DSL has advised the Boards that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, DSL reported that management of U.S. affiliates of ING Groep N.V., including DSL (collectively, "ING"), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING's internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING's variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Boards.

DSL has advised the Boards that most of the identified arrangements were initiated prior to ING's acquisition of the businesses in question in the U.S. DSL further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, DSL has advised the Boards that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Boards are the only instances of such trading respecting the ING Funds.

DSL reported to the Boards that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, DSL advised the Boards that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING's acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, DSL reported that given ING's refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•  ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING's internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. DSL reported to the Boards that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•  ING updated its Code of Conduct for employees reinforcing its employees' obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

Other Regulatory Matters

The New York Attorney General and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices (including suitability); specific product types (including group annuities and indexed annuities); fund selection for investment products and brokerage

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 19 — INFORMATION REGARDING TRADING OF ING'S U.S. MUTUAL FUNDS (continued)

sales; and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. ING has received formal and informal requests in connection with such investigations, and is cooperating fully with each request.

Other federal and state regulators could initiate similar actions in this or other areas of ING's businesses. These regulatory initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which ING is engaged. In light of these and other developments, ING continuously reviews whether modifications to its business practices are appropriate. At this time, in light of the current regulatory factors, ING U.S. is actively engaged in reviewing whether any modifications in our practices are appropriate for the future.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares, or other adverse consequences to ING Funds.

ING AMERICAN CENTURY   PORTFOLIO OF INVESTMENTS
LARGE COMPANY VALUE PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED)

Shares			Value
COMMON STOCK: 96.2%
		Aerospace/Defense: 1.1%
4,000		Northrop Grumman Corp.	$267,600
			267,600
		Agriculture: 1.3%
5,900		Altria Group, Inc.	121,304
1,932	@	Lorillard, Inc.	133,617
1,500		Philip Morris International, Inc.	74,085
			329,006
		Apparel: 0.7%
2,300		VF Corp.	163,714
			163,714
		Banks: 6.8%
21,800		Bank of America Corp.	520,366
3,100		Bank of New York Mellon Corp.	117,273
13,700	L	National City Corp.	65,349
2,800		PNC Financial Services Group, Inc.	159,880
7,200	S	US Bancorp.	200,808
10,000	L	Wachovia Corp.	155,300
17,900	S	Wells Fargo & Co.	425,125
			1,644,101
		Beverages: 1.9%
6,200		Coca-Cola Co.	322,276
5,100		Pepsi Bottling Group, Inc.	142,392
			464,668

Shares			Value
		Biotechnology: 0.7%
3,600	@	Amgen, Inc.	$169,776
			169,776
		Chemicals: 2.1%
6,600		EI Du Pont de Nemours & Co.	283,074
4,100		PPG Industries, Inc.	235,217
			518,291
		Commercial Services: 1.5%
8,400		H&R Block, Inc.	179,760
800	L	Robert Half International, Inc.	19,176
5,300		RR Donnelley & Sons Co.	157,357
			356,293
		Computers: 2.6%
7,200	S	Hewlett-Packard Co.	318,312
2,700		International Business Machines Corp.	320,031
			638,343
		Diversified Financial Services: 7.4%
32,700	S	Citigroup, Inc.	548,052
3,900		Discover Financial Services	51,363
5,900	S	Federal Home Loan Mortgage Corporation	96,760
1,500		Goldman Sachs Group, Inc.	262,350
17,300		JPMorgan Chase & Co.	593,563
6,800	S	Morgan Stanley	245,276
			1,797,364
		Electric: 3.5%
4,100		Exelon Corp.	368,836
4,400	@,L	NRG Energy, Inc.	188,760
5,800	L	PPL Corp.	303,166
			860,762
		Environmental Control: 0.8%
5,000		Waste Management, Inc.	188,550
			188,550
		Food: 1.4%
5,900	S	Kroger Co.	170,333
5,700	@@,S	Unilever NV ADR	161,880
			332,213
		Forest Products & Paper: 1.0%
2,800		International Paper Co.	65,240
3,700	L	Weyerhaeuser Co.	189,218
			254,458
		Healthcare-Products: 3.7%
11,100	S	Johnson & Johnson	714,174
3,400		Medtronic, Inc.	175,950
			890,124
		Healthcare-Services: 0.4%
1,800		Quest Diagnostics	87,246
			87,246
		Household Products/Wares: 1.0%
2,200		Avery Dennison Corp.	96,646
2,600		Clorox Co.	135,720
			232,366

See Accompanying Notes to Financial Statements

ING AMERICAN CENTURY   PORTFOLIO OF INVESTMENTS
LARGE COMPANY VALUE PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value
		Housewares: 0.7%
10,000		Newell Rubbermaid, Inc.	$167,900
			167,900
		Insurance: 5.6%
6,600	S	Allstate Corp.	300,894
13,320		American International Group, Inc.	352,447
4,400		Hartford Financial Services Group, Inc.	284,108
2,340		Loews Corp.	109,746
4,500	L	MGIC Investment Corp.	27,495
3,100		Torchmark Corp.	181,815
2,700		Travelers Cos., Inc.	117,180
			1,373,685
		Iron/Steel: 0.7%
2,400		Nucor Corp.	179,208
			179,208
		Machinery-Construction & Mining: 0.9%
2,900		Caterpillar, Inc.	214,078
			214,078
		Media: 3.1%
3,800	L	CBS Corp. - Class B	74,062
7,800	S	Gannett Co., Inc.	169,026
21,300		Time Warner, Inc.	315,240
6,300	@	Viacom - Class B	192,402
			750,730
		Miscellaneous Manufacturing: 7.4%
4,700		Dover Corp.	227,339
40,500	S	General Electric Co.	1,080,945
5,000	@@	Ingersoll-Rand Co.	187,150
2,000	L	Parker Hannifin Corp.	142,640
3,900	@@	Tyco International Ltd.	156,156
			1,794,230
		Office/Business Equipment: 0.6%
10,800		Xerox Corp.	146,448
			146,448
		Oil & Gas: 16.3%
10,500	S	Chevron Corp.	1,040,865
7,800	S	ConocoPhillips	736,242
500		Devon Energy Corp.	60,080
15,600	S	ExxonMobil Corp.	1,374,828
9,200	@@,S	Royal Dutch Shell PLC ADR - Class A	751,732
			3,963,747
		Oil & Gas Services: 0.6%
1,700	@,L	National Oilwell Varco, Inc.	150,824
			150,824
		Pharmaceuticals: 6.6%
4,500	S	Abbott Laboratories	238,365
4,200		Eli Lilly & Co.	193,872
6,600		Merck & Co., Inc.	248,754
35,500		Pfizer, Inc.	620,185
6,300		Wyeth	302,148
			1,603,324

Shares			Value
		Retail: 5.6%
4,300		Best Buy Co., Inc.	$170,280
1,300		Darden Restaurants, Inc.	41,522
6,400	S	Gap, Inc.	106,688
7,000		Home Depot, Inc.	163,940
4,000	@	Kohl's Corp.	160,160
1,000		McDonald's Corp.	56,220
7,000	L	Staples, Inc.	166,250
3,700	@,L	Starbucks Corp.	58,238
4,800	L	Walgreen Co.	156,048
5,000		Wal-Mart Stores, Inc.	281,000
			1,360,346
		Savings & Loans: 0.1%
5,800	L	Washington Mutual, Inc.	28,594
			28,594
		Semiconductors: 0.9%
5,000	L	Applied Materials, Inc.	95,450
5,900	L	Intel Corp.	126,732
			222,182
		Software: 2.2%
2,500	@	Fiserv, Inc.	113,425
9,400		Microsoft Corp.	258,594
8,400	@	Oracle Corp.	176,400
			548,419
		Telecommunications: 6.8%
26,500	S	AT&T, Inc.	892,785
2,000		Embarq Corp.	94,540
4,500		Motorola, Inc.	33,030
15,500	L	Sprint Nextel Corp.	147,250
14,000	S	Verizon Communications, Inc.	495,600
			1,663,205
		Transportation: 0.2%
3,200	@,L	YRC Worldwide, Inc.	47,584
			47,584
Total Common Stock (Cost $26,300,331)			23,409,379
Principal Amount			Value
SHORT-TERM INVESTMENTS: 10.9%
		U.S. Government Agency Obligations: 1.2%
$280,000	L,Z	Federal Home Loan Bank, 1.800%, due 07/01/08	$279,986
Total U.S. Government Agency Obligations (Cost $279,986)			279,986

See Accompanying Notes to Financial Statements

ING AMERICAN CENTURY   PORTFOLIO OF INVESTMENTS
LARGE COMPANY VALUE PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount		Value
	Securities Lending Collateralcc: 9.7%
$2,366,658	Bank of New York Mellon Corp. Institutional Cash Reserves	$2,366,658
Total Securities Lending Collateral (Cost $2,366,658)		2,366,658
Total Short-Term Investments (Cost $2,646,644)		2,646,644

Total Investments in Securities (Cost $28,946,975)*	107.1%	$26,056,023
Other Assets and Liabilities - Net	(7.1)	(1,737,592)
Net Assets	100.0%	$24,318,431

@  Non-income producing security

@@  Foreign Issuer

ADR  American Depositary Receipt

cc  Securities purchased with cash collateral for securities loaned.

S  All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

L  Loaned security, a portion or all of the security is on loan at June 30, 2008.

Z  Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*  Cost for federal income tax purposes is $30,681,471.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$924,792
Gross Unrealized Depreciation	(5,550,240)
Net Unrealized Depreciation	$(4,625,448)

ING American Century Large Company Value Portfolio Open Futures Contracts on June 30, 2008

Contract Description	Number of Contracts	Notional Market Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	8	$512,440	09/19/08	$(23,778)
				$(23,778)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 ("SFAS 157"), "Fair Value Measurements." This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles ("GAAP"), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Portfolio's own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio's investments at fair value:

	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$25,776,037	$(23,778)
Level 2 — Other Significant Observable Inputs	279,986	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$26,056,023	$(23,778)

*  Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

ING AMERICAN CENTURY  PORTFOLIO OF INVESTMENTS
SMALL-MID CAP VALUE PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED)

Shares			Value
COMMON STOCK: 88.7%
		Aerospace/Defense: 1.7%
3,400	@,L	Aerovironment, Inc.	$92,412
1,800	@	Alliant Techsystems, Inc.	183,024
2,800		Curtiss-Wright Corp.	125,272
1,600		DRS Technologies, Inc.	125,952
2,500	@	Esterline Technologies Corp.	123,150
11,000		Kaman Corp.	250,360
6,600	@,L	Moog, Inc.	245,784
1,700		Northrop Grumman Corp.	113,730
5,200	L	Triumph Group, Inc.	244,920
			1,504,604
		Airlines: 0.5%
9,900	@,L	Alaska Air Group, Inc.	151,866
14,700		Skywest, Inc.	185,955
12,119		Southwest Airlines Co.	158,032
			495,853
		Apparel: 0.8%
23,200	@,L	CROCS, Inc.	185,832
2,200	@	Warnaco Group, Inc.	96,954
5,400	L	Weyco Group, Inc.	143,262
11,200		Wolverine World Wide, Inc.	298,704
			724,752
		Auto Manufacturers: 0.3%
4,800	@@	Bayerische Motoren Werke AG	230,878
			230,878

Shares			Value
		Auto Parts & Equipment: 0.6%
5,625	@@	Autoliv, Inc.	$262,238
7,600	@	Commercial Vehicle Group, Inc.	71,060
4,700	@	Lear Corp.	66,646
4,400		Superior Industries International	74,272
5,200	@	Tenneco, Inc.	70,356
			544,572
		Banks: 4.6%
14,800		Associated Banc-Corp.	285,492
14,000	L	Central Pacific Financial Corp.	149,240
2,100		City National Corp.	88,347
6,690		Commerce Bancshares, Inc.	265,325
36,900	L	First Horizon National Corp.	274,167
10,500		First Midwest Bancorp., Inc.	195,825
6,900	L	FirstMerit Corp.	112,539
48,500	L	Fulton Financial Corp.	487,425
36,200	L	Hanmi Financial Corp.	188,602
26,517		Marshall & Ilsley Corp.	406,506
26,200	L	Sterling Bancshares, Inc.	238,158
6,298		SunTrust Bank	228,114
14,600	L	TCF Financial Corp.	175,638
4,700		United Bankshares, Inc.	107,865
16,600	L	Whitney Holding Corp.	303,780
18,300	L	Wilmington Trust Corp.	483,852
3,900		Zions Bancorp.	122,811
			4,113,686
		Beverages: 0.9%
4,198		Anheuser-Busch Cos., Inc.	260,780
17,000		Coca-Cola Enterprises, Inc.	294,100
5,800	L	Farmer Bros Co.	122,670
6,400		Pepsi Bottling Group, Inc.	178,688
			856,238
		Building Materials: 0.6%
7,400	@	Interline Brands, Inc.	117,882
33,900	L	LSI Industries, Inc.	275,268
6,868		Masco Corp.	108,034
2,915		Simpson Manufacturing Co., Inc.	69,202
			570,386
		Chemicals: 2.5%
3,600	L	Arch Chemicals, Inc.	119,340
3,400		Cytec Industries, Inc.	185,504
4,000		Ecolab, Inc.	171,960
5,000		Ferro Corp.	93,800
2,576	I	Hawkins, Inc.	38,537
4,100		HB Fuller Co.	92,004
12,600		Hercules, Inc.	213,318
8,291		International Flavors & Fragrances, Inc.	323,846
3,905		Minerals Technologies, Inc.	248,319
8,500	@,L	OM Group, Inc.	278,715
4,300		Rohm & Haas Co.	199,692
3,100	L	Sensient Technologies Corp.	87,296
3,700		Sherwin-Williams Co.	169,941
			2,222,272
		Commercial Services: 1.2%
6,300		ABM Industries, Inc.	140,175
18,800	L	Advance America Cash Advance Centers, Inc.	95,504

See Accompanying Notes to Financial Statements

ING AMERICAN CENTURY  PORTFOLIO OF INVESTMENTS
SMALL-MID CAP VALUE PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value
		Commercial Services (continued)
1,900		Automatic Data Processing, Inc.	$79,610
10,200	@,L	Corinthian Colleges, Inc.	118,422
4,700	L	Heidrick & Struggles International, Inc.	129,908
10,200	@	MPS Group, Inc.	108,426
7,500	@	Rent-A-Center, Inc.	154,275
9,700	@,L	Valassis Communications, Inc.	121,444
1,800		Watson Wyatt Worldwide, Inc.	95,202
			1,042,966
		Computers: 1.9%
3,400	@	CACI International, Inc.	155,618
8,278		Diebold, Inc.	294,531
19,800	@,L	Electronics for Imaging	289,080
4,000		Imation Corp.	91,680
7,100	@	Lexmark International, Inc.	237,353
12,000	@	Perot Systems Corp.	180,120
7,000	@,L	Rackable Systems, Inc.	93,800
14,972	@	Synopsys, Inc.	357,981
			1,700,163
		Distribution/Wholesale: 0.9%
8,600	@,L	Core-Mark Holding Co., Inc.	225,320
8,159		Genuine Parts Co.	323,749
5,000	L	Pool Corp.	88,800
1,700	@,L	United Stationers, Inc.	62,815
900		WW Grainger, Inc.	73,620
			774,304
		Diversified Financial Services: 1.8%
5,700	@	AllianceBernstein Holding LP	311,676
4,700		Ameriprise Financial, Inc.	191,149
11,700	@,L	Asset Acceptance Capital Corp.	142,974
7,200	L	Calamos Asset Management, Inc.	122,616
31,200	@,L	Cowen Group, Inc.	240,864
2,400	@@	Lazard Ltd.	81,960
4,200		Legg Mason, Inc.	182,994
3,800	L	National Financial Partners Corp.	75,316
20,100	@,L	TradeStation Group, Inc.	204,015
2,700		Waddell & Reed Financial, Inc.	94,527
			1,648,091
		Electric: 6.0%
5,600		Ameren Corp.	236,488
5,700		Black Hills Corp.	182,742
6,600		Cleco Corp.	153,978
4,600		Consolidated Edison, Inc.	179,814
28,400	L	Empire District Electric Co.	526,536
20,352		Empire District Electric Co.	377,326
20,300	L	Great Plains Energy, Inc.	513,184
13,150		Idacorp, Inc.	379,904
11,692	L	MGE Energy, Inc.	381,393
35,411		Portland General Electric Co.	797,456
11,837		Puget Energy, Inc.	283,970
18,100		Sierra Pacific Resources	230,051
31,800		Westar Energy, Inc.	684,018
7,184		Wisconsin Energy Corp.	324,860
8,700		Xcel Energy, Inc.	174,609
			5,426,329
		Electrical Components & Equipment: 1.4%
2,600	L	Belden CDT, Inc.	88,088
2,100	@	General Cable Corp.	127,785

Shares			Value
13,800		Hubbell, Inc.	$550,206
6,076	@	Littelfuse, Inc.	191,698
11,789		Molex, Inc.	287,769
			1,245,546
		Electronics: 2.9%
4,900	L	American Science & Engineering, Inc.	252,497
6,800		Bel Fuse, Inc.	168,028
20,300	@	Benchmark Electronics, Inc.	331,702
6,100		Brady Corp.	210,633
2,900	@,L	Coherent, Inc.	86,681
17,200	@,L	Electro Scientific Industries, Inc.	243,724
4,700		Park Electrochemical Corp.	114,257
5,000	@,L	Rogers Corp.	187,950
5,100		Technitrol, Inc.	86,649
4,300	@	Thomas & Betts Corp.	162,755
6,602	@@	Tyco Electronics Ltd.	236,484
59,100	@	Vishay Intertechnology, Inc.	524,217
			2,605,577
		Engineering & Construction: 1.4%
11,300	@	EMCOR Group, Inc.	322,389
24,500		Granite Construction, Inc.	772,485
7,520	@,L	Sterling Construction Co., Inc.	149,347
			1,244,221
		Entertainment: 1.1%
12,802		International Speedway Corp.	499,662
24,001		Speedway Motorsports, Inc.	489,140
			988,802
		Environmental Control: 0.8%
6,300		American Ecology Corp.	186,039
6,417		Republic Services, Inc.	190,585
2,800	@	Waste Connections, Inc.	89,404
8,032		Waste Management, Inc.	302,887
			768,915
		Food: 5.1%
36,700		B&G Foods, Inc.	342,778
11,100		Campbell Soup Co.	371,406
28,678		ConAgra Foods, Inc.	552,912
1,800		Corn Products International, Inc.	88,398
12,200		Del Monte Foods Co.	86,620
4,400		Diamond Foods, Inc.	101,376
1,275		General Mills, Inc.	77,482
4,800	@,L	Hain Celestial Group, Inc.	112,704
6,237		Hershey Co.	204,449
2,193		HJ Heinz Co.	104,935
11,700	L	J&J Snack Foods Corp.	320,697
6,900		Kellogg Co.	331,338
26,607		Kraft Foods, Inc.	756,969
3,100	L	Lancaster Colony Corp.	93,868
16,666	@@	Maple Leaf Foods, Inc.	178,640
3,700	L	Pilgrim's Pride Corp.	48,063
2,300	@,L	Ralcorp Holdings, Inc.	113,712
1,600	@	Ralcorp Holdings, Inc.	79,104
3,800		Village Super Market	146,604
15,300		Weis Markets, Inc.	496,791
			4,608,846

See Accompanying Notes to Financial Statements

ING AMERICAN CENTURY  PORTFOLIO OF INVESTMENTS
SMALL-MID CAP VALUE PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value
		Forest Products & Paper: 1.2%
7,000		Glatfelter	$94,570
11,636		MeadWestvaco Corp.	277,402
9,400	L	Neenah Paper, Inc.	157,074
6,800		Rayonier, Inc.	288,728
5,267		Weyerhaeuser Co.	269,354
			1,087,128
		Gas: 1.7%
9,100		AGL Resources, Inc.	314,678
9,300		Atmos Energy Corp.	256,401
2,900		Nicor, Inc.	123,511
16,842		Southwest Gas Corp.	500,713
10,333		WGL Holdings, Inc.	358,968
			1,554,271
		Hand/Machine Tools: 0.3%
5,900		Kennametal, Inc.	192,045
2,900		Regal-Beloit Corp.	122,525
			314,570
		Healthcare-Products: 3.2%
8,488		Beckman Coulter, Inc.	573,195
6,300	@	Boston Scientific Corp.	77,427
26,700	@,L	Cutera, Inc.	241,101
12,000	@,L	ICU Medical, Inc.	274,560
18,800	L	LCA-Vision, Inc.	89,676
3,500		Steris Corp.	100,660
12,137	@	Symmetry Medical, Inc.	196,862
4,900	I	Utah Medical Products, Inc.	140,091
9,200	@,L	Vital Images, Inc.	114,448
4,900		Vital Signs, Inc.	278,222
28,900	I	Young Innovations, Inc.	601,698
2,700	@	Zimmer Holdings, Inc.	183,735
			2,871,675
		Healthcare-Services: 2.2%
6,200	@	Almost Family, Inc.	164,920
6,200	@,L	Amsurg Corp.	150,970
37,600	@,L	Assisted Living Concepts, Inc.	206,800
4,300	@,L	LifePoint Hospitals, Inc.	121,690
6,200	@	LifePoint Hospitals, Inc.	175,460
13,000	@	Magellan Health Services, Inc.	481,390
3,400		National Healthcare Corp.	155,822
26,000	@,L	Odyssey HealthCare, Inc.	253,240
1,728		Universal Health Services, Inc.	109,244
11,400	@	US Physical Therapy, Inc.	187,074
			2,006,610
		Home Builders: 0.4%
10,400	L	Winnebago Industries	105,976
22,687		Winnebago Industries	231,181
			337,157
		Home Furnishings: 0.4%
7,400	L	Ethan Allen Interiors, Inc.	182,040
3,300		Whirlpool Corp.	203,709
			385,749
		Household Products/Wares: 2.7%
10,800	@	ACCO Brands Corp.	121,284
7,400		American Greetings Corp.	91,316
8,100		Avery Dennison Corp.	355,833
6,400		Clorox Co.	334,080

Shares			Value
21,910		Kimberly-Clark Corp.	$1,309,780
2,800		Tupperware Corp.	95,816
3,100	L	WD-40 Co.	90,675
			2,398,784
		Insurance: 6.5%
6,186		Allstate Corp.	282,020
23,900	L	American Equity Investment Life Holding Co.	194,785
9,511		Arthur J. Gallagher & Co.	229,215
20,800	@@	Aspen Insurance Holdings Ltd.	492,336
9,400	@@,L	Assured Guaranty Ltd.	169,106
4,500		Chubb Corp.	220,545
7,843		Genworth Financial, Inc.	139,684
4,800		Hanover Insurance Group, Inc.	204,000
3,553		Hartford Financial Services Group, Inc.	229,417
70,939		HCC Insurance Holdings, Inc.	1,499,650
2,200		Hilb Rogal & Hobbs Co.	95,612
15,656		Horace Mann Educators Corp.	219,497
5,600	@@	IPC Holdings Ltd.	148,680
1,600		Lincoln National Corp.	72,512
19,555		Marsh & McLennan Cos., Inc.	519,185
5,300	L	Odyssey Re Holdings Corp.	188,150
14,400		OneBeacon Insurance Group Ltd.	253,008
7,400	L	Phoenix Cos., Inc.	56,314
4,500	@@	Platinum Underwriters Holdings Ltd.	146,745
16,000		PMI Group, Inc.	31,200
3,900		Principal Financial Group, Inc.	163,683
4,500	@,L	ProAssurance Corp.	216,495
3,200	L	United Fire & Casualty Co.	86,176
			5,858,015
		Investment Companies: 2.1%
13,700		Apollo Investment Corp.	196,321
65,900		Ares Capital Corp.	664,272
25,100		Highland Distressed Opportunities, Inc.	144,074
102,923		MCG Capital Corp.	409,634
9,600	L	MVC Capital, Inc.	131,424
28,700	L	Patriot Capital Funding, Inc.	179,375
28,200		PennantPark Investment Corp.	203,322
			1,928,422
		Iron/Steel: 0.5%
2,900		Carpenter Technology Corp.	126,585
196		Great Northern Iron ORE Ppty	22,034
7,300		Mesabi Trust	224,840
700		Schnitzer Steel Industries, Inc.	80,220
			453,679
		Leisure Time: 0.1%
2,700		Polaris Industries, Inc.	109,026
			109,026
		Machinery-Diversified: 0.8%
27,653	@	Altra Holdings, Inc.	464,847
4,000		Applied Industrial Technologies, Inc.	96,680
5,000		IDEX Corp.	184,200
			745,727

See Accompanying Notes to Financial Statements

ING AMERICAN CENTURY  PORTFOLIO OF INVESTMENTS
SMALL-MID CAP VALUE PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value
		Media: 1.2%
16,800		Belo Corp.	$122,808
31,394	@,L	Entravision Communications Corp.	126,204
75,600	L	Journal Communications, Inc.	364,392
22,900	L	McClatchy Co.	155,262
7,200		McGraw-Hill Cos., Inc.	288,864
			1,057,530
		Metal Fabricate/Hardware: 1.8%
8,400	@	Hawk Corp.	156,240
6,500	@,L	Haynes International, Inc.	374,075
4,100		Kaydon Corp.	210,781
4,000		Lawson Products	99,120
9,500		Mueller Industries, Inc.	305,900
11,200	L	Mueller Water Products, Inc.	95,648
13,500		NN, Inc.	188,190
4,800		Timken Co.	158,112
			1,588,066
		Mining: 0.3%
1,400	@,L	Century Aluminum Co.	93,086
1,500		Newmont Mining Corp.	78,240
3,400	@,L	RTI International Metals, Inc.	121,108
			292,434
		Miscellaneous Manufacturing: 1.3%
3,200		Acuity Brands, Inc.	153,856
1,573		Aptargroup, Inc.	65,987
12,200	L	Barnes Group, Inc.	281,698
3,800	@,L	Colfax Corp.	95,342
1,600		Dover Corp.	77,392
44,400	@,L	Griffon Corp.	388,944
3,600		Pentair, Inc.	126,072
			1,189,291
		Office Furnishings: 0.4%
3,700		Herman Miller, Inc.	92,093
17,188		HNI, Corp.	303,540
			395,633
		Office/Business Equipment: 0.3%
6,793		Pitney Bowes, Inc.	231,641
			231,641
		Oil & Gas: 2.6%
1,968		Apache Corp.	273,552
2,059		BP Prudhoe Bay Royalty Trust	212,818
3,400		Cross Timbers Royalty Trust	204,612
1,600	@	Encore Acquisition Co.	120,304
6,286		Equitable Resources, Inc.	434,111
20,300	@,L	Grey Wolf, Inc.	183,309
4,300		Hugoton Royalty Trust	159,100
2,100		Mesa Royalty Trust	173,250
4,500		St. Mary Land & Exploration Co.	290,880
1,600	@,L	Swift Energy Co.	105,696
1,800	@	Whiting Petroleum Corp.	190,944
			2,348,576
		Oil & Gas Services: 2.3%
1,168	@	Exterran Holdings, Inc.	83,500
34,800	@	Global Industries Ltd.	623,964
15,800	@	Helix Energy Solutions Group, Inc.	657,912
1,800	@,L	Hornbeck Offshore Services, Inc.	101,718

Shares			Value
8,100	@	Key Energy Services, Inc.	$157,302
1,100		Lufkin Industries, Inc.	91,608
9,400	@,@@	North American Energy Partners, Inc.	203,792
3,200	@,L	Oil States International, Inc.	203,008
			2,122,804
		Packaging & Containers: 2.6%
88,298		Bemis Co.	1,979,641
18,200	@	Pactiv Corp.	386,386
			2,366,027
		Pharmaceuticals: 2.0%
3,500	@,L	Alpharma, Inc.	78,855
2,800	@	Barr Pharmaceuticals, Inc.	126,224
10,600		Bristol-Myers Squibb Co.	217,618
271	@	Matrixx Initiatives, Inc.	4,515
13,600	@,L	Obagi Medical Products, Inc.	116,280
18,657	@	Schiff Nutrition International, Inc.	104,479
22,100	@,L	Sciele Pharma, Inc.	427,635
14,300	@,L	Sepracor, Inc.	284,856
16,067	@	Watson Pharmaceuticals, Inc.	436,540
			1,797,002
		Real Estate: 0.1%
19,900	@,L	HFF, Inc.	113,231
			113,231
		Retail: 3.8%
6,200	L	Barnes & Noble, Inc.	154,008
2,300	@,L	BJ's Wholesale Club, Inc.	89,010
13,100	@,L	California Pizza Kitchen, Inc.	146,589
5,100		Casey's General Stores, Inc.	118,167
17,100		Cato Corp.	243,504
6,300	@,L	CEC Entertainment, Inc.	176,463
4,500	@	Dollar Tree, Inc.	147,105
6,800	@,L	Dress Barn, Inc.	90,984
5,700		Family Dollar Stores, Inc.	113,658
7,900	L	Fred's, Inc.	88,796
4,200	L	Group 1 Automotive, Inc.	83,454
31,500	@,L	HOT Topic, Inc.	170,415
8,000	@	Insight Enterprises, Inc.	93,840
4,100	@	Jack in the Box, Inc.	91,881
12,300	L	Kenneth Cole Productions, Inc.	156,210
11,053		Lowe's Cos., Inc.	229,350
2,000	@,L	Panera Bread Co.	92,520
7,400	L	Penske Auto Group, Inc.	109,076
9,900	@,L	Pier 1 Imports, Inc.	34,056
14,200	@,L	Red Robin Gourmet Burgers, Inc.	393,908
4,400		Regis Corp.	115,940
42,400	L	Ruby Tuesday, Inc.	228,960
5,099		Sport Supply Group, Inc.	52,367
7,600		Stage Stores, Inc.	88,692
4,600	@,L	Zale Corp.	86,894
			3,395,847
		Savings & Loans: 1.1%
11,100		First Niagara Financial Group, Inc.	142,746
2,300	L	MASSBANK Corp.	91,034
32,578		People's United Financial, Inc.	508,217
5,000	L	Washington Federal, Inc.	90,500
10,900		Washington Federal, Inc.	197,290
			1,029,787

See Accompanying Notes to Financial Statements

ING AMERICAN CENTURY  PORTFOLIO OF INVESTMENTS
SMALL-MID CAP VALUE PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value
		Semiconductors: 2.4%
2,500	@,L	Cabot Microelectronics Corp.	$82,875
6,100		Cohu, Inc.	89,548
53,200	@	Emulex Corp.	619,780
5,300		KLA-Tencor Corp.	215,763
31,900	@,L	Mattson Technology, Inc.	151,844
3,900	@	MKS Instruments, Inc.	85,410
5,180	@	QLogic Corp.	75,576
21,200	@,L	Rudolph Technologies, Inc.	163,240
5,500	@,L	Supertex, Inc.	128,370
7,500	@	Teradyne, Inc.	83,025
2,700	@	Varian Semiconductor Equipment Associates, Inc.	94,014
10,003	@,L	Veeco Instruments, Inc.	160,848
11,400	@,@@	Verigy Ltd.	258,894
			2,209,187
		Software: 3.4%
8,900	@	Aspen Technology, Inc.	118,370
9,900	@	Compuware Corp.	94,446
5,600	L	Fair Isaac Corp.	116,312
5,000		IMS Health, Inc.	116,500
61,000	@	Parametric Technology Corp.	1,016,870
31,600	@	Sybase, Inc.	929,672
76,500	@,I,L	Ulticom, Inc.	650,250
			3,042,420
		Telecommunications: 1.1%
3,500	L	Adtran, Inc.	83,440
1,500	@,L	Anixter International, Inc.	89,235
6,114		Atlantic Tele-Network, Inc.	168,196
17,700		Iowa Telecommunications Services, Inc.	311,697
11,300	@,L	NeuStar, Inc.	243,628
4,300		Plantronics, Inc.	95,976
			992,172
		Textiles: 0.2%
5,200		G&K Services, Inc.	158,392
			158,392
		Toys/Games/Hobbies: 0.3%
5,100	@,L	RC2 Corp.	94,656
8,721	@	RC2 Corp.	161,862
			256,518
		Transportation: 2.3%
3,400	L	Arkansas Best Corp.	124,576
4,198	@,L	Bristow Group, Inc.	207,759
68,200	@@,L	Double Hull Tankers, Inc.	684,046
4,500		Genco Shipping & Trading Ltd.	293,400
6,500	L	Heartland Express, Inc.	96,915
10,000		Heartland Express, Inc.	149,100
7,890	L	OceanFreight, Inc.	182,811
16,800		Werner Enterprises, Inc.	312,144
			2,050,751
		Water: 0.1%
4,669	@	American Water Works Co., Inc. - New	103,558
			103,558
Total Common Stock (Cost $90,252,950)			80,108,681

Shares			Value
REAL ESTATE INVESTMENT TRUSTS: 2.2%
		Apartments: 0.3%
20,000	L	Education Realty Trust, Inc.	$233,000
			233,000
		Diversified: 0.1%
6,600		Lexington Corporate Properties Trust	89,958
			89,958
		Health Care: 0.2%
7,400		Healthcare Realty Trust, Inc.	175,898
			175,898
		Hotels: 0.2%
5,600		Host Hotels & Resorts, Inc.	76,440
5,900		Sunstone Hotel Investors, Inc.	97,940
			174,380
		Mortgage: 0.7%
7,900		Capstead Mortgage Corp.	85,715
5,200		Hatteras Financial Corp.	119,548
65,200		MFA Mortgage Investments, Inc.	425,104
			630,367
		Office Property: 0.2%
2,300		Boston Properties, Inc.	207,506
			207,506
		Single Tenant: 0.4%
11,900	L	Getty Realty Corp.	171,479
6,400	L	Realty Income Corp.	145,664
2,300		Realty Income Corp.	52,348
			369,491
		Storage: 0.1%
1,400		Public Storage, Inc.	113,106
			113,106
Total Real Estate Investment Trusts (Cost $2,419,829)			1,993,706
EXCHANGE-TRADED FUNDS: 3.1%
		Exchange-Traded Funds: 3.1%
1,800		iShares Russell 2000 Index Fund	124,254
24,700	L	iShares Russell 2000 Value Index Fund	1,580,800
10,393		iShares S&P MidCap 400 Index Fund	847,030
3,400	L	iShares S&P SmallCap 600/BARRA Value Index Fund	216,580
Total Exchange-Traded Funds (Cost $2,921,489)			2,768,664
PREFERRED STOCK: 2.9%
		Agriculture: 0.1%
133	P	Universal Corp.	153,316
			153,316
		Banks: 0.2%
7,539	P,I	Midwest Banc Holdings, Inc.	162,089
			162,089

See Accompanying Notes to Financial Statements

ING AMERICAN CENTURY  PORTFOLIO OF INVESTMENTS
SMALL-MID CAP VALUE PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value
		Insurance: 1.4%
25,200	@@,I	Aspen Insurance Holdings Ltd.	$1,159,200
3,800	P,I	Odyssey Re Holdings Corp.	84,740
			1,243,940
		Mining: 0.3%
2,700		Hecla Mining Co.	259,875
			259,875
		Real Estate: 0.9%
14,300	P,I	Ashford Hospitality Trust, Inc.	253,396
3,400	I	Lexington Realty Trust	120,615
11,400	P,I	National Retail Properties	252,510
8,081	P,I	PS Business Parks, Inc.	190,227
			816,748
Total Preferred Stock (Cost $2,961,306)			2,635,968
Total Long-Term Investments (Cost $98,555,574)			87,507,019

Principal Amount		Value
SHORT-TERM INVESTMENTS: 15.0%
	Securities Lending Collateralcc: 15.0%
$13,577,773	Bank of New York Mellon Corp. Institutional Cash Reserves	$13,577,773
Total Short-Term Investments (Cost $13,577,773)		13,577,773

Total Investments in Securities (Cost $112,133,347)*	111.9%	$101,084,792
Other Assets and Liabilities - Net	(11.9)	(10,764,029)
Net Assets	100.0%	$90,320,763

@  Non-income producing security

@@  Foreign Issuer

P  Preferred Stock may be called prior to convertible date.

cc  Securities purchased with cash collateral for securities loaned.

I  Illiquid security

L  Loaned security, a portion or all of the security is on loan at June 30, 2008.

*  Cost for federal income tax purposes is $117,014,617.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$2,899,179
Gross Unrealized Depreciation	(18,829,004)
Net Unrealized Depreciation	$(15,929,825)

At June 30, 2008 the following forward currency contracts were outstanding for the ING American Century Small-Mid Cap Value:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
			USD
EURO EUR 3,173	Buy	07/31/08	4,989	4,987	$(2)
EURO EUR 3,173	Buy	07/31/08	4,997	4,986	(11)
					$(13)
Canada Dollars CAD 161,765	Sell	07/31/08	159,869	158,562	$1,307
EURO EUR 149,883	Sell	07/31/08	235,500	235,594	(94)
					$1,213

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 ("SFAS 157"), "Fair Value Measurements." This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles ("GAAP"), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Portfolio's own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio's investments at fair value:

	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$98,217,946	$—
Level 2 — Other Significant Observable Inputs	2,866,846	1,200
Level 3 — Significant Unobservable Inputs	—	—
Total	$101,084,792	$1,200

*  Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING BARON ASSET PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED)

Shares			Value
COMMON STOCK: 93.0%
		Advertising: 1.8%
4,900	@	Lamar Advertising Co.	$176,547
			176,547
		Aerospace/Defense: 0.1%
500	@@	Empresa Brasileira de Aeronautica SA ADR	13,250
			13,250
		Apparel: 2.4%
3,800		Polo Ralph Lauren Corp.	238,564
			238,564
		Banks: 0.2%
550		City National Corp.	23,139
			23,139
		Commercial Services: 12.0%
600	@	Alliance Data Systems Corp.	33,930
1,500		Corporate Executive Board Co.	63,075
1,200	@	Corrections Corp. of America	32,964
4,200		DeVry, Inc.	225,204
2,500		Equifax, Inc.	84,050
9,850	@	Gartner, Inc.	204,092
5,200	@	Iron Mountain, Inc.	138,060
1,000		Moody's Corp.	34,440
4,350	@@	Ritchie Bros. Auctioneers, Inc.	118,016
3,300		Robert Half International, Inc.	79,101
7,850	@	SAIC, Inc.	163,359
			1,176,291

Shares			Value
		Computers: 1.3%
1,800	@	IHS, Inc.	$125,280
			125,280
		Distribution/Wholesale: 2.1%
4,150		Fastenal Co.	179,114
1,500	@	LKQ Corp.	27,105
			206,219
		Diversified Financial Services: 13.0%
2,000	@	AllianceBernstein Holding LP	109,360
5,900	@@	Bolsa de Mercadorias e Futuros - BM&F	50,826
23,150		Charles Schwab Corp.	475,496
650		CME Group, Inc.	249,074
6,700		Eaton Vance Corp.	266,392
2,500	@	FCStone Group, Inc.	69,825
200	@	IntercontinentalExchange, Inc.	22,800
2,000		Jefferies Group, Inc.	33,640
			1,277,413
		Electronics: 1.3%
2,250	@	Thermo Electron Corp.	125,393
			125,393
		Energy-Alternate Sources: 1.5%
3,200	@	Covanta Holding Corp.	85,408
850	@	Sunpower Corp.	61,183
			146,591
		Entertainment: 1.4%
4,650	@	Scientific Games Corp.	137,733
			137,733
		Environmental Control: 1.9%
3,700	@	Stericycle, Inc.	191,290
			191,290
		Gas: 1.8%
6,500		Southern Union Co.	175,630
			175,630
		Hand/Machine Tools: 0.5%
1,400		Kennametal, Inc.	45,570
			45,570
		Healthcare-Products: 4.6%
3,400		Densply International, Inc.	125,120
2,300	@	Henry Schein, Inc.	118,611
4,200	@	Idexx Laboratories, Inc.	204,708
			448,439
		Healthcare-Services: 4.5%
3,500		Brookdale Senior Living, Inc.	71,260
4,600	@	Community Health Systems, Inc.	151,708
2,600	@	Covance, Inc.	223,652
			446,620
		Insurance: 4.9%
3,550	@,@@	Arch Capital Group Ltd.	235,436
2,450		Assurant, Inc.	161,602
4,700		Brown & Brown, Inc.	81,733
			478,771

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING BARON ASSET PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value
		Internet: 1.5%
1,700	@	Equinix, Inc.	$151,674
			151,674
		Lodging: 3.9%
2,250		Choice Hotels International, Inc.	59,625
4,000	@	Wynn Resorts Ltd.	325,400
			385,025
		Media: 1.7%
3,050		Factset Research Systems, Inc.	171,898
			171,898
		Oil & Gas: 11.2%
1,200		Berry Petroleum Co.	70,656
2,200	@	Delta Petroleum Corp.	56,144
3,500		Helmerich & Payne, Inc.	252,070
1,900	@,@@	Petroplus Holdings AG	102,110
2,950		Range Resources Corp.	193,343
1,000	@	SandRidge Energy, Inc.	64,580
5,262		XTO Energy, Inc.	360,500
			1,099,403
		Oil & Gas Services: 0.7%
500	@	Core Laboratories NV	71,175
			71,175
		Pharmaceuticals: 1.7%
5,900	@	VCA Antech, Inc.	163,902
			163,902
		Real Estate: 2.1%
11,000	@	CB Richard Ellis Group, Inc.	211,200
			211,200
		Retail: 7.0%
5,050	@	Carmax, Inc.	71,660
3,050	@	Cheesecake Factory	48,526
3,500	@	Copart, Inc.	149,870
4,500	@	Dick's Sporting Goods, Inc.	79,830
1,900	@	J Crew Group, Inc.	62,719
2,750		MSC Industrial Direct Co.	121,303
3,900		Tiffany & Co.	158,925
			692,833
		Software: 1.7%
3,000	@	MSCI, Inc. - Class A	108,870
3,500	@	Nuance Communications, Inc.	54,845
			163,715
		Telecommunications: 2.2%
1,500	@	NII Holdings, Inc.	71,235
4,050	@	SBA Communications Corp.	145,841
			217,076
		Transportation: 4.0%
4,300		CH Robinson Worldwide, Inc.	235,812
3,600		Expeditors International Washington, Inc.	154,800
			390,612
Total Common Stock (Cost $9,466,031)			9,151,253

Shares		Value
REAL ESTATE INVESTMENT TRUSTS: 2.0%
	Office Property: 2.0%
5,800	Douglas Emmett, Inc.	$127,426
850	SL Green Realty Corp.	70,312
Total Real Estate Investment Trusts (Cost $211,411)		197,738

Total Investments in Securities (Cost $9,677,442)*	95.0%	$9,348,991
Other Assets and Liabilities - Net	5.0	487,828
Net Assets	100.0%	$9,836,819

@  Non-income producing security

@@  Foreign Issuer

ADR  American Depositary Receipt

*  Cost for federal income tax purposes is $9,823,531.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$528,669
Gross Unrealized Depreciation	(1,003,209)
Net Unrealized Depreciation	$(474,540)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 ("SFAS 157"), "Fair Value Measurements." This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles ("GAAP"), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Portfolio's own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio's investments at fair value:

	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$9,246,881	$—
Level 2 — Other Significant Observable Inputs	102,110	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$9,348,991	$—

*  Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

ING BARON SMALL CAP   PORTFOLIO OF INVESTMENTS
GROWTH PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED)

Shares			Value
COMMON STOCK: 89.1%
		Airlines: 0.4%
143,131	@	Allegiant Travel Co.	$2,660,805
			2,660,805
		Apparel: 1.8%
10,000		Polo Ralph Lauren Corp.	627,800
400,269	@	Under Armour, Inc.	10,262,897
			10,890,697
		Banks: 1.7%
200,000		Glacier Bancorp., Inc.	3,198,000
150,000	@	SVB Financial Group	7,216,500
			10,414,500
		Beverages: 0.7%
200,000	@	Peet's Coffee & Tea, Inc.	3,964,000
			3,964,000
		Biotechnology: 0.3%
32,000	@	Charles River Laboratories International, Inc.	2,045,440
			2,045,440
		Building Materials: 0.5%
200,000		Apogee Enterprises, Inc.	3,232,000
			3,232,000
		Commercial Services: 13.1%
150,000	@	Bankrate, Inc.	5,860,500
150,000		Chemed Corp.	5,491,500

Shares			Value
120,000	@	CoStar Group, Inc.	$5,334,000
325,000		DeVry, Inc.	17,426,500
360,000	@	Gartner, Inc.	7,459,200
175,000		Macquarie Infrastructure Co. Trust	4,425,750
100,000	@	Morningstar, Inc.	7,203,000
200,000	@	Riskmetrics Group, Inc.	3,928,000
72,561	@@	Ritchie Bros. Auctioneers, Inc.	1,968,580
450,000		Sotheby's	11,866,500
113,615	@,@@	Steiner Leisure Ltd.	3,220,985
25,000		Strayer Education, Inc.	5,226,750
			79,411,265
		Distribution/Wholesale: 1.6%
550,000	@	LKQ Corp.	9,938,500
			9,938,500
		Diversified Financial Services: 3.9%
325,000		Cohen & Steers, Inc.	8,440,250
143,256		Evercore Partners, Inc.	1,360,932
225,000	@	FCStone Group, Inc.	6,284,250
62,457		GAMCO Investors, Inc.	3,099,116
250,000		Jefferies Group, Inc.	4,205,000
			23,389,548
		Electric: 1.4%
160,000		ITC Holdings Corp.	8,177,600
			8,177,600
		Energy-Alternate Sources: 1.4%
120,000	@	Sunpower Corp.	8,637,600
			8,637,600
		Engineering & Construction: 2.1%
275,000	@	Aecom Technology Corp.	8,945,750
80,000	@	Layne Christensen Co.	3,503,200
			12,448,950
		Entertainment: 3.3%
75,000	@	Great Wolf Resorts, Inc.	327,750
461,477	@	Isle of Capri Casinos, Inc.	2,210,475
97,460		National CineMedia, Inc.	1,038,924
50,000	@	Penn National Gaming, Inc.	1,607,500
275,200	@	Pinnacle Entertainment, Inc.	2,886,848
225,000	@	Scientific Games Corp.	6,664,500
128,200	@	Vail Resorts, Inc.	5,490,806
			20,226,803
		Food: 1.6%
200,000	@	Ralcorp Holdings, Inc.	9,888,000
			9,888,000
		Gas: 0.4%
88,198		Southern Union Co.	2,383,110
			2,383,110
		Healthcare-Products: 2.6%
100,000	@	Edwards Lifesciences Corp.	6,204,000
75,000	@	Gen-Probe, Inc.	3,561,000
15,000	@	Intuitive Surgical, Inc.	4,041,000
123,700	@	PSS World Medical, Inc.	2,016,310
			15,822,310

See Accompanying Notes to Financial Statements

ING BARON SMALL CAP   PORTFOLIO OF INVESTMENTS
GROWTH PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value
		Healthcare-Services: 2.4%
235,000	@	AMERIGROUP Corp.	$4,888,000
80,000	@	Community Health Systems, Inc.	2,638,400
120,000	@	Emeritus Corp.	1,754,400
199,040	@	Skilled Healthcare Group, Inc.	2,671,117
185,000	@	Sun Healthcare Group, Inc.	2,477,150
			14,429,067
		Holding Companies-Diversified: 0.7%
500,000	@	Heckmann Corp.	4,480,000
			4,480,000
		Home Builders: 0.1%
40,000		Brookfield Homes Corp.	491,200
			491,200
		Home Furnishings: 0.7%
100,228		Harman International Industries, Inc.	4,148,437
			4,148,437
		Household Products/Wares: 1.2%
125,000		Church & Dwight Co., Inc.	7,043,750
			7,043,750
		Insurance: 0.8%
65,000	@,@@	Arch Capital Group Ltd.	4,310,800
10,000		Brown & Brown, Inc.	173,900
			4,484,700
		Internet: 4.5%
80,000	@	Blue Nile, Inc.	3,401,600
1,000,000	@	Emdeon Corp.	11,320,000
120,000	@	Equinix, Inc.	10,706,400
150,000	@	TechTarget, Inc.	1,584,000
			27,012,000
		Lodging: 4.3%
267,600		Ameristar Casinos, Inc.	3,698,232
500,000		Boyd Gaming Corp.	6,280,000
275,000		Choice Hotels International, Inc.	7,287,500
180,000	@	Gaylord Entertainment Co.	4,312,800
55,000	@	Wynn Resorts Ltd.	4,474,250
			26,052,782
		Media: 1.9%
75,000	@,@@	Central European Media Enterprises Ltd.	6,789,750
78,300		Factset Research Systems, Inc.	4,412,988
			11,202,738
		Miscellaneous Manufacturing: 0.5%
194,267		American Railcar Industries, Inc.	3,259,800
			3,259,800
		Oil & Gas: 8.7%
35,000	@	Carrizo Oil & Gas, Inc.	2,383,150
85,000	@	Delta Petroleum Corp.	2,169,200
240,000	@	Encore Acquisition Co.	18,045,600
200,000	@	EXCO Resources, Inc.	7,382,000
175,000		Helmerich & Payne, Inc.	12,603,500
45,000		Range Resources Corp.	2,949,300

Shares			Value
100,000	@	Rex Energy Corp.	$2,640,000
45,000	@	Whiting Petroleum Corp.	4,773,600
			52,946,350
		Oil & Gas Services: 7.1%
80,000	@	Core Laboratories NV	11,388,000
160,000	@	Dresser-Rand Group, Inc.	6,256,000
150,000	@	FMC Technologies, Inc.	11,539,500
100,000	@	SEACOR Holdings, Inc.	8,951,000
90,000	@	Tetra Technologies, Inc.	2,133,900
60,000	@,@@	Willbros Group, Inc	2,628,600
			42,897,000
		Pharmaceuticals: 0.9%
200,000	@	VCA Antech, Inc.	5,556,000
			5,556,000
		Real Estate: 1.9%
240,000	@	CB Richard Ellis Group, Inc.	4,608,000
200,000		St. Joe Co.	6,864,000
			11,472,000
		Retail: 12.1%
247,500	@	California Pizza Kitchen, Inc.	2,769,525
200,000	@	Carmax, Inc.	2,838,000
220,000	@	Cheesecake Factory	3,500,200
300,000	@@	China Nepstar Chain Drugstore Ltd. ADR	2,598,000
200,000	@	Copart, Inc.	8,564,000
575,000	@	Dick's Sporting Goods, Inc.	10,200,500
250,000	@	J Crew Group, Inc.	8,252,500
186,771		MSC Industrial Direct Co.	8,238,469
215,000	@	Panera Bread Co.	9,945,900
470,000		Penske Auto Group, Inc.	6,927,800
400,000	@	Sonic Corp.	5,920,000
100,000	@	Texas Roadhouse, Inc.	897,000
70,000	@	Tractor Supply Co.	2,032,800
50,500	@	Ulta Salon Cosmetics & Fragrance, Inc.	567,620
			73,252,314
		Telecommunications: 0.5%
90,000	@	SBA Communications Corp.	3,240,900
			3,240,900
		Toys/Games/Hobbies: 1.2%
225,000	@	Marvel Entertainment, Inc.	7,231,500
			7,231,500
		Transportation: 2.8%
300,000	@	Genesee & Wyoming, Inc.	10,206,000
60,000		Landstar System, Inc.	3,313,200
150,000		Seaspan Corp.	3,603,000
			17,122,200
Total Common Stock (Cost $471,032,183)			539,853,866
REAL ESTATE INVESTMENT TRUSTS: 2.8%
		Diversified: 1.3%
200,000		Digital Realty Trust, Inc.	8,182,000
			8,182,000

See Accompanying Notes to Financial Statements

ING BARON SMALL CAP   PORTFOLIO OF INVESTMENTS
GROWTH PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value
		Shopping Centers: 0.8%
200,000		Acadia Realty Trust	$4,630,000
			4,630,000
		Single Tenant: 0.7%
14,300	@	Alexander's, Inc.	4,441,580
			4,441,580
Total Real Estate Investment Trusts (Cost $16,365,200)			17,253,580
Total Long-Term Investments (Cost $487,397,383)			557,107,446
Principal Amount			Value
SHORT-TERM INVESTMENTS: 7.4%
		U.S. Government Agency Obligations: 7.4%
$44,763,000	Z	Federal Home Loan Bank, 1.800%, due 07/01/08	$44,760,762
Total Short-Term Investments (Cost $44,760,762)			44,760,762

Total Investments in Securities (Cost $532,158,145)*	99.3%	$601,868,208
Other Assets and Liabilities - Net	0.7	4,131,251
Net Assets	100.0%	$605,999,459

@  Non-income producing security

@@  Foreign Issuer

ADR  American Depositary Receipt

Z  Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*  Cost for federal income tax purposes is $532,164,323.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$141,039,101
Gross Unrealized Depreciation	(71,335,216)
Net Unrealized Appreciation	$69,703,885

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 ("SFAS 157"), "Fair Value Measurements." This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles ("GAAP"), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Portfolio's own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio's investments at fair value:

	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$557,107,446	$—
Level 2 — Other Significant Observable Inputs	44,760,762	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$601,868,208	$—

*  Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

ING COLUMBIA   PORTFOLIO OF INVESTMENTS
SMALL CAP VALUE II PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED)

Shares			Value
COMMON STOCK: 90.6%
		Aerospace/Defense: 3.0%
100,000	@	BE Aerospace, Inc.	$2,329,000
48,400		DRS Technologies, Inc.	3,810,048
78,000	@	Esterline Technologies Corp.	3,842,280
45,000		Triumph Group, Inc.	2,119,500
			12,100,828
		Agriculture: 0.7%
59,917		Universal Corp.	2,709,447
			2,709,447
		Apparel: 1.1%
100,000	@	Warnaco Group, Inc.	4,407,000
			4,407,000
		Auto Parts & Equipment: 0.3%
90,000	@	Tenneco, Inc.	1,217,700
			1,217,700
		Banks: 7.5%
190,000		Bancorpsouth, Inc.	3,323,100
163,000		Community Bank System, Inc.	3,361,060
115,000		First Midwest Bancorp., Inc.	2,144,750
126,000		Frontier Financial Corp.	1,073,520
340,000		Fulton Financial Corp.	3,417,000
130,000		Independent Bank Corp.	3,099,200
100,000		Pacific Capital Bancorp.	1,378,000
150,000		Prosperity Bancshares, Inc.	4,009,500
74,500	@	SVB Financial Group	3,584,195

Shares			Value
107,248	@	Texas Capital Bancshares, Inc.	$1,715,968
255,000		Umpqua Holdings Corp.	3,093,150
			30,199,443
		Building Materials: 1.0%
300,000		Comfort Systems USA, Inc.	4,032,000
			4,032,000
		Chemicals: 2.4%
205,000		Olin Corp.	5,366,900
125,000	@	Rockwood Holdings, Inc.	4,350,000
			9,716,900
		Coal: 1.5%
66,000		Massey Energy Co.	6,187,500
			6,187,500
		Commercial Services: 6.8%
230,000		ABM Industries, Inc.	5,117,500
110,000		Bowne & Co., Inc.	1,402,500
225,000	@	CBIZ, Inc.	1,788,750
49,000	@	Consolidated Graphics, Inc.	2,414,230
180,000	@	Cornell Cos., Inc.	4,339,800
160,000		Deluxe Corp.	2,851,200
35,000	@	FTI Consulting, Inc.	2,396,100
510,000		Stewart Enterprises, Inc.	3,672,000
65,000		Watson Wyatt Worldwide, Inc.	3,437,850
			27,419,930
		Computers: 2.4%
410,000	@	Brocade Communications Systems, Inc.	3,378,399
222,600	@	Mentor Graphics Corp.	3,517,080
80,000		MTS Systems Corp.	2,870,400
			9,765,879
		Cosmetics/Personal Care: 1.6%
45,000	@	Chattem, Inc.	2,927,250
225,000		Inter Parfums, Inc.	3,375,000
			6,302,250
		Distribution/Wholesale: 1.6%
100,000		Houston Wire & Cable Co.	1,990,000
100,000		Owens & Minor, Inc.	4,569,000
			6,559,000
		Diversified Financial Services: 3.3%
100,000		Federal Agricultural Mortgage Corp.	2,478,000
213,000	@	Knight Capital Group, Inc.	3,829,740
100,000	@@	Lazard Ltd.	3,415,000
185,000		National Financial Partners Corp.	3,666,700
			13,389,440
		Electric: 2.1%
92,000		Integrys Energy Group, Inc.	4,676,360
173,000		Westar Energy, Inc.	3,721,230
			8,397,590
		Electrical Components & Equipment: 1.4%
85,000		Belden CDT, Inc.	2,879,800
325,000	@	C&D Technologies, Inc.	2,749,500
			5,629,300

See Accompanying Notes to Financial Statements

ING COLUMBIA   PORTFOLIO OF INVESTMENTS
SMALL CAP VALUE II PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value
		Electronics: 3.0%
147,081	@@	Nam Tai Electronics, Inc.	$1,923,819
80,000	@	Rofin-Sinar Technologies, Inc.	2,416,000
103,000	@	Rogers Corp.	3,871,770
73,000	@	Varian, Inc.	3,727,380
			11,938,969
		Energy-Alternate Sources: 0.8%
185,000	@,@@	JA Solar Holdings Co., Ltd. ADR	3,117,250
			3,117,250
		Engineering & Construction: 0.5%
72,000	@	EMCOR Group, Inc.	2,054,160
			2,054,160
		Entertainment: 0.7%
88,000	@	Bally Technologies, Inc.	2,974,400
			2,974,400
		Food: 2.3%
177,000	@	Great Atlantic & Pacific Tea Co.	4,039,140
70,000		Sanderson Farms, Inc.	2,416,400
180,000	@	Winn-Dixie Stores, Inc.	2,883,600
			9,339,140
		Forest Products & Paper: 1.3%
130,000		Rock-Tenn Co.	3,898,700
90,986		Schweitzer-Mauduit International, Inc.	1,533,114
			5,431,814
		Gas: 2.2%
155,000		Atmos Energy Corp.	4,273,350
145,000		New Jersey Resources Corp.	4,734,250
			9,007,600
		Healthcare-Products: 2.9%
80,000		Datascope Corp.	3,760,000
78,000	@	Haemonetics Corp.	4,325,880
170,000		Invacare Corp.	3,474,800
			11,560,680
		Healthcare-Services: 2.7%
215,000	@	Centene Corp.	3,609,850
130,000	@	Kindred Healthcare, Inc.	3,738,800
100,000	@	Magellan Health Services, Inc.	3,703,000
			11,051,650
		Household Products/Wares: 1.4%
180,000	@	Helen of Troy Ltd.	2,901,600
80,000		Tupperware Corp.	2,737,600
			5,639,200
		Insurance: 4.9%
107,000	@,@@	Argo Group International Holdings Ltd.	3,590,920
123,000	@@	Aspen Insurance Holdings Ltd.	2,911,410
190,000	@@	Assured Guaranty Ltd.	3,418,100
120,000		Delphi Financial Group	2,776,800
60,000		NYMAGIC, Inc.	1,149,600
120,000	@@	Platinum Underwriters Holdings Ltd.	3,913,200
60,000		Zenith National Insurance Corp.	2,109,600
			19,869,630

Shares			Value
		Internet: 1.1%
290,000	@	Ariba, Inc.	$4,265,900
			4,265,900
		Investment Companies: 0.8%
224,072		Apollo Investment Corp.	3,210,952
			3,210,952
		Iron/Steel: 2.0%
61,000		Carpenter Technology Corp.	2,662,650
70,000		Olympic Steel, Inc.	5,314,400
			7,977,050
		Leisure Time: 0.7%
245,000		Callaway Golf Co.	2,898,350
			2,898,350
		Machinery-Diversified: 1.7%
31,000	@	AGCO Corp.	1,624,710
95,000	@	Gardner Denver, Inc.	5,396,000
			7,020,710
		Media: 0.8%
201,829		World Wrestling Entertainment, Inc.	3,122,295
			3,122,295
		Miscellaneous Manufacturing: 2.9%
125,000		Actuant Corp.	3,918,750
115,000	@	AZZ, Inc.	4,588,500
140,000		Barnes Group, Inc.	3,232,600
			11,739,850
		Oil & Gas: 2.4%
175,000	@	EXCO Resources, Inc.	6,459,250
84,000	@	Hercules Offshore, Inc.	3,193,680
			9,652,930
		Oil & Gas Services: 2.9%
75,000	@	Complete Production Services, Inc.	2,731,500
51,000	@	Exterran Holdings, Inc.	3,645,990
85,000	@	Oil States International, Inc.	5,392,400
			11,769,890
		Packaging & Containers: 1.1%
165,000	@	Crown Holdings, Inc.	4,288,350
			4,288,350
		Pharmaceuticals: 1.1%
200,000	@	PharMerica Corp.	4,518,000
			4,518,000
		Retail: 3.7%
175,000		Brown Shoe Co., Inc.	2,371,250
185,000	@	Insight Enterprises, Inc.	2,170,050
185,000		Nu Skin Enterprises, Inc.	2,760,200
155,000	@	Papa John's International, Inc.	4,121,450
600,000	@	Pier 1 Imports, Inc.	2,064,000
104,000		Sonic Automotive, Inc.	1,340,560
			14,827,510
		Savings & Loans: 0.8%
235,000		First Niagara Financial Group, Inc.	3,022,100
			3,022,100

See Accompanying Notes to Financial Statements

ING COLUMBIA   PORTFOLIO OF INVESTMENTS
SMALL CAP VALUE II PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value
		Semiconductors: 2.9%
160,000	@	Cypress Semiconductor Corp.	$3,960,000
207,500	@	IXYS Corp.	2,477,550
375,000	@	Skyworks Solutions, Inc.	3,701,250
205,000	@	Ultra Clean Holdings	1,631,800
			11,770,600
		Software: 0.7%
390,000	@	Lawson Software, Inc.	2,835,300
			2,835,300
		Telecommunications: 0.7%
700,000	@	Cincinnati Bell, Inc.	2,786,000
			2,786,000
		Transportation: 3.8%
160,000	@@	Arlington Tankers Ltd.	3,715,200
155,000		Eagle Bulk Shipping, Inc.	4,583,350
105,000	@@	Nordic American Tanker Shipping	4,076,100
155,000		Werner Enterprises, Inc.	2,879,900
			15,254,550
		Trucking & Leasing: 1.1%
99,000		GATX Corp.	4,388,670
			4,388,670
Total Common Stock (Cost $374,661,044)			365,367,707
REAL ESTATE INVESTMENT TRUSTS: 7.1%
		Apartments: 1.2%
92,000		Mid-America Apartment Communities, Inc.	4,695,680
			4,695,680
		Diversified: 1.2%
117,000		Digital Realty Trust, Inc.	4,786,470
			4,786,470
		Health Care: 2.0%
160,000		LTC Properties, Inc.	4,089,600
240,000		Omega Healthcare Investors, Inc.	3,996,000
			8,085,600
		Mortgage: 0.5%
200,000		Capstead Mortgage Corp.	2,170,000
			2,170,000
		Office Property: 1.2%
48,000		Alexandria Real Estate Equities, Inc.	4,672,320
			4,672,320
		Shopping Centers: 1.0%
110,000		Tanger Factory Outlet Centers, Inc.	3,952,300
			3,952,300
Total Real Estate Investment Trusts (Cost $28,709,360)			28,362,370
Total Long-Term Investments (Cost $403,370,404)			393,730,077

Principal Amount			Value
SHORT-TERM INVESTMENTS: 13.0%
		U.S. Government Agency Obligations: 13.0%
$52,542,000	Z	Federal Home Loan Bank, 1.800%, due 07/01/08	$52,539,373
Total Short-Term Investments (Cost $52,539,373)			52,539,373

Total Investments in Securities (Cost $455,909,777)*	110.7%	$446,269,450
Other Assets and Liabilities - Net	(10.7)	(43,078,692)
Net Assets	100.0%	$403,190,758

@  Non-income producing security

@@  Foreign Issuer

ADR  American Depositary Receipt

Z  Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*  Cost for federal income tax purposes is $458,659,314.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$26,250,554
Gross Unrealized Depreciation	(38,640,418)
Net Unrealized Depreciation	$(12,389,864)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 ("SFAS 157"), "Fair Value Measurements." This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles ("GAAP"), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Portfolio's own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio's investments at fair value:

	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$393,730,077	$—
Level 2 — Other Significant Observable Inputs	52,539,373	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$446,269,450	$—

*  Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

ING DAVIS NEW YORK  PORTFOLIO OF INVESTMENTS
VENTURE PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED)

Shares			Value
COMMON STOCK: 87.1%
		Agriculture: 3.3%
212,300		Altria Group, Inc.	$4,364,888
222,700		Philip Morris International, Inc.	10,999,153
			15,364,041
		Auto Manufacturers: 0.1%
6,450		Paccar, Inc.	269,804
			269,804
		Banks: 4.7%
241,050		Bank of New York Mellon Corp.	9,118,922
19,650		State Street Corp.	1,257,404
45,504	@@	Toronto-Dominion Bank	2,833,534
139,890		Wachovia Corp.	2,172,492
262,520		Wells Fargo & Co.	6,234,850
			21,617,202
		Beverages: 2.0%
78,400	@@	Diageo PLC ADR	5,791,408
76,000	@@	Heineken Holding NV	3,478,549
			9,269,957
		Building Materials: 0.5%
22,300		Martin Marietta Materials, Inc.	2,310,057
			2,310,057
		Coal: 0.5%
1,390,500	@@	China Coal Energy Co.-Shares H	2,435,882
			2,435,882

Shares			Value
		Commercial Services: 3.2%
468,010	@@	Cosco Pacific Ltd.	$768,317
215,700		H&R Block, Inc.	4,615,980
191,850	@	Iron Mountain, Inc.	5,093,618
87,900		Moody's Corp.	3,027,276
17,500	@	Visa, Inc.	1,422,925
			14,928,116
		Computers: 1.5%
151,200	@	Dell, Inc.	3,308,256
85,300		Hewlett-Packard Co.	3,771,113
			7,079,369
		Cosmetics/Personal Care: 1.4%
33,460		Avon Products, Inc.	1,205,229
87,700		Procter & Gamble Co.	5,333,037
			6,538,266
		Diversified Financial Services: 8.8%
383,400		American Express Co.	14,442,678
56,130		Ameriprise Financial, Inc.	2,282,807
107,140		Citigroup, Inc.	1,795,666
29,100		Discover Financial Services	383,247
93,600	@	E*Trade Financial Corp.	293,904
326,300		JPMorgan Chase & Co.	11,195,353
283,800		Merrill Lynch & Co., Inc.	8,999,298
38,200		Morgan Stanley	1,377,874
			40,770,827
		Electric: 0.2%
56,100	@	AES Corp.	1,077,681
			1,077,681
		Electronics: 1.7%
131,000	@	Agilent Technologies, Inc.	4,655,740
16,900	@@	Garmin Ltd.	723,996
66,035	@@	Tyco Electronics Ltd.	2,365,374
			7,745,110
		Food: 0.3%
23,050		Hershey Co.	755,579
32,000		Whole Foods Market, Inc.	758,080
			1,513,659
		Food Service: 0.0%
5,486		FHC Delaware, Inc.	55
			55
		Forest Products & Paper: 0.4%
104,600	@,@@	Sino-Forest Corp.	1,832,064
			1,832,064
		Healthcare-Products: 1.1%
64,115	@@	Covidien Ltd.	3,070,467
29,400		Johnson & Johnson	1,891,596
			4,962,063
		Healthcare-Services: 0.9%
163,300		UnitedHealth Group, Inc.	4,286,625
			4,286,625
		Holding Companies-Diversified: 0.6%
771,604	@@	China Merchants Holdings International Co., Ltd.	2,986,335
			2,986,335

See Accompanying Notes to Financial Statements

ING DAVIS NEW YORK  PORTFOLIO OF INVESTMENTS
VENTURE PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value
		Housewares: 0.2%
11,200	@@	Hunter Douglas NV	$674,550
			674,550
		Insurance: 11.8%
129,056		AMBAC Financial Group, Inc.	172,935
341,050		American International Group, Inc.	9,024,183
84,800		AON Corp.	3,895,712
106	@	Berkshire Hathaway, Inc. - Class A	12,799,500
132	@	Berkshire Hathaway, Inc. - Class B	529,584
6,200	@@	Everest Re Group Ltd.	494,202
216,100		Loews Corp.	10,135,090
830	@	Markel Corp.	304,610
33,160		MBIA, Inc.	145,572
64,600	@@	Millea Holdings, Inc.	2,517,792
242,600	@@	Nipponkoa Insurance Co., Ltd.	2,106,955
25,500		Principal Financial Group, Inc.	1,070,235
393,900		Progressive Corp.	7,373,808
14,900	@@	Sun Life Financial, Inc.	610,155
61,870		Transatlantic Holdings, Inc.	3,493,799
			54,674,132
		Internet: 1.6%
17,700	@	Amazon.com, Inc.	1,297,941
39,500	@	eBay, Inc.	1,079,535
7,671	@	Google, Inc. - Class A	4,038,168
60,800	@	Liberty Media Corp. - Interactive - Class A	897,408
			7,313,052
		Leisure Time: 0.7%
93,400		Harley-Davidson, Inc.	3,386,684
			3,386,684
		Media: 4.9%
459,471		Comcast Corp. - Special Class A	8,619,676
201,000	@@	Grupo Televisa SA ADR	4,747,620
10,500	@@	Lagardere SCA	593,971
11,540	@	Liberty Media Corp. - Capital Shares A	166,176
46,360	@	Liberty Media Corp. - Entertainment	1,123,303
331,630		News Corp. - Class A	4,987,715
53,400	@@	WPP Group PLC ADR	2,553,588
			22,792,049
		Mining: 1.4%
44,100	@@	BHP Billiton PLC	1,691,234
19,300	@@	Rio Tinto PLC	2,324,239
43,350		Vulcan Materials Co.	2,591,463
			6,606,936
		Miscellaneous Manufacturing: 2.1%
204,000		General Electric Co.	5,444,760
16,400	@@	Siemens AG	1,807,798
62,635	@@	Tyco International Ltd.	2,507,905
			9,760,463
		Oil & Gas: 17.4%
114,510	@@	Canadian Natural Resources Ltd.	11,479,628
210,900		ConocoPhillips	19,906,851
143,440		Devon Energy Corp.	17,235,750
115,700		EOG Resources, Inc.	15,179,840

Shares			Value
134,830		Occidental Petroleum Corp.	$12,115,824
30,367	@	Transocean, Inc.	4,627,627
			80,545,520
		Packaging & Containers: 1.1%
267,270		Sealed Air Corp.	5,080,803
			5,080,803
		Pharmaceuticals: 1.4%
47,860		Cardinal Health, Inc.	2,468,619
60,820	@	Express Scripts, Inc.	3,814,630
			6,283,249
		Real Estate: 0.6%
35,700	@@	Brookfield Asset Management, Inc.	1,161,678
348,000	@@	Hang Lung Group Ltd.	1,552,090
			2,713,768
		Retail: 7.5%
123,800	@	Bed Bath & Beyond, Inc.	3,478,780
121,700	@	Carmax, Inc.	1,726,923
15,400	@@	Compagnie Financiere Richemont AG	854,635
263,300		Costco Wholesale Corp.	18,467,862
167,027		CVS Caremark Corp.	6,609,258
65,000		Lowe's Cos., Inc.	1,348,750
14,550	@	Sears Holding Corp.	1,071,753
37,900		Staples, Inc.	900,125
			34,458,086
		Semiconductors: 1.1%
180,380		Texas Instruments, Inc.	5,079,501
			5,079,501
		Software: 1.9%
312,240		Microsoft Corp.	8,589,722
			8,589,722
		Telecommunications: 1.0%
97,500	@	Cisco Systems, Inc.	2,267,850
226,600		Sprint Nextel Corp.	2,152,700
6,956		Virgin Media, Inc.	94,671
			4,515,221
		Transportation: 1.2%
46,200	@@	Asciano Group	153,677
594,000	@@	China Shipping Development Co., Ltd.	1,789,698
17,257	@@	Kuehne & Nagel International AG	1,632,882
64,809	@@	Toll Holdings Ltd.	375,022
27,740		United Parcel Service, Inc. - Class B	1,705,178
			5,656,457
Total Common Stock (Cost $427,651,579)			403,117,306

See Accompanying Notes to Financial Statements

ING DAVIS NEW YORK  PORTFOLIO OF INVESTMENTS
VENTURE PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount		Value
SHORT-TERM INVESTMENTS: 12.9%
	Commercial Paper: 12.9%
$20,502,000	Danske Bank A/S, 2.690%, due 07/01/08	$20,500,468
10,000,000	Intesa Funding, LLC, 2.250%, due 07/01/08	9,999,375
20,000,000	Rabobank, 2.240%, due 07/01/08	19,998,756
9,000,000	Sanpaolo IMI U.S. Financial Co., 2.450%, due 07/03/08	8,998,162
Total Short-Term Investments (Cost $59,496,761)		59,496,761

Total Investments in Securities (Cost $487,148,340)*	100.0%	$462,614,067
Other Assets and Liabilities - Net	(0.0)	(12,308)
Net Assets	100.0%	$462,601,759

@  Non-income producing security

@@  Foreign Issuer

ADR  American Depositary Receipt

*  Cost for federal income tax purposes is $488,499,096.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$37,962,781
Gross Unrealized Depreciation	(63,847,810)
Net Unrealized Depreciation	$(25,885,029)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 ("SFAS 157"), "Fair Value Measurements." This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles ("GAAP"), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Portfolio's own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio's investments at fair value:

	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$369,582,217	$—
Level 2 — Other Significant Observable Inputs	93,031,795	—
Level 3 — Significant Unobservable Inputs	55	—
Total	$462,614,067	$—

*  Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the six months ended June 30, 2008, were as follows:

	Investments in Securities	Other Financial Instruments*
Balance at 12/31/07	$55	$—
Net purchases/sales	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 06/30/08	$55	$—

*  Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

For the six months ended June 30, 2008, total unrealized gain (loss) on Level 3 securities attributable to the change in net assets was $—. Total unrealized gain (loss) for all securities (including Level 1 and Level 2) can be found on the accompanying Statements of Operations.

See Accompanying Notes to Financial Statements

ING JPMORGAN  PORTFOLIO OF INVESTMENTS
MID CAP VALUE PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED)

Shares			Value
COMMON STOCK: 93.3%
		Advertising: 1.9%
66,501	@,L	Clear Channel Outdoor Holdings, Inc.	$1,185,713
26,300	@,L	Lamar Advertising Co.	947,589
40,000		Omnicom Group	1,795,200
			3,928,502
		Aerospace/Defense: 1.5%
31,000	@,L	Alliant Techsystems, Inc.	3,152,080
			3,152,080
		Agriculture: 0.9%
28,000	@	Lorillard, Inc.	1,936,480
			1,936,480
		Apparel: 1.9%
15,900	L	Columbia Sportswear Co.	584,325
47,000		VF Corp.	3,345,460
			3,929,785
		Auto Manufacturers: 0.4%
45,900	L	Oshkosh Truck Corp.	949,671
			949,671
		Auto Parts & Equipment: 0.9%
42,100		WABCO Holdings, Inc.	1,955,966
			1,955,966
		Banks: 5.0%
48,000	L	Cullen/Frost Bankers, Inc.	2,392,800
50,340	L	M&T Bank Corp.	3,550,984

Shares			Value
16,700		Northern Trust Corp.	$1,145,119
254,700	L	Synovus Financial Corp.	2,223,531
51,800	L	Wilmington Trust Corp.	1,369,592
			10,682,026
		Beverages: 1.3%
36,800	L	Brown-Forman Corp.	2,780,976
			2,780,976
		Building Materials: 1.0%
96,500	@,L	Owens Corning, Inc.	2,195,375
			2,195,375
		Chemicals: 3.9%
82,808	L	Albemarle Corp.	3,304,867
45,600		PPG Industries, Inc.	2,616,072
22,800	L	Sherwin-Williams Co.	1,047,204
23,600	L	Sigma-Aldrich Corp.	1,271,096
			8,239,239
		Commercial Services: 1.9%
91,784		Total System Services, Inc.	2,039,440
76,300	L	Western Union Co.	1,886,136
			3,925,576
		Computers: 1.3%
82,200	L	Jack Henry & Associates, Inc.	1,778,808
42,600	@	NCR Corp.	1,073,520
			2,852,328
		Distribution/Wholesale: 1.8%
97,600		Genuine Parts Co.	3,872,769
			3,872,769
		Diversified Financial Services: 1.7%
21,100	@,L	Affiliated Managers Group, Inc.	1,900,266
29,500	L	T. Rowe Price Group, Inc.	1,665,865
			3,566,131
		Electric: 7.6%
91,200		American Electric Power Co., Inc.	3,668,976
198,000	L	CMS Energy Corp.	2,950,200
23,400		FirstEnergy Corp.	1,926,522
82,700		PG&E Corp.	3,282,363
91,400	L	Westar Energy, Inc.	1,966,014
118,300		Xcel Energy, Inc.	2,374,281
			16,168,356
		Electrical Components & Equipment: 0.7%
29,900		Ametek, Inc.	1,411,878
			1,411,878
		Electronics: 2.6%
27,100		Amphenol Corp.	1,216,248
100,700	@,L	Arrow Electronics, Inc.	3,093,504
35,900	@@	Tyco Electronics Ltd.	1,285,938
			5,595,690
		Environmental Control: 1.2%
85,450		Republic Services, Inc.	2,537,865
			2,537,865
		Food: 2.8%
40,350	@,L	Dean Foods Co.	791,667
92,100		Safeway, Inc.	2,629,455
78,200		Supervalu, Inc.	2,415,598
			5,836,720

See Accompanying Notes to Financial Statements

ING JPMORGAN  PORTFOLIO OF INVESTMENTS
MID CAP VALUE PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value
		Forest Products & Paper: 1.4%
23,600	L	Plum Creek Timber Co., Inc.	$1,007,956
46,166	L	Rayonier, Inc.	1,960,208
			2,968,164
		Gas: 2.3%
45,200		Energen Corp.	3,526,956
45,200		UGI Corp.	1,297,692
			4,824,648
		Healthcare-Products: 0.8%
20,600		Becton Dickinson & Co.	1,674,780
			1,674,780
		Healthcare-Services: 3.5%
80,500	@,L	Community Health Systems, Inc.	2,654,890
91,100	@	Coventry Health Care, Inc.	2,771,262
66,500	@,L	Lincare Holdings, Inc.	1,888,600
			7,314,752
		Household Products/Wares: 2.9%
33,400		Clorox Co.	1,743,480
59,100	L	Fortune Brands, Inc.	3,688,431
42,200	@,L	Jarden Corp.	769,728
			6,201,639
		Insurance: 9.9%
65,350		Assurant, Inc.	4,310,486
107,361		Cincinnati Financial Corp.	2,726,969
40,800	@@	Everest Re Group Ltd.	3,252,168
288,850		Old Republic International Corp.	3,419,984
119,500		OneBeacon Insurance Group Ltd.	2,099,615
49,600	L	Principal Financial Group, Inc.	2,081,712
128,200		WR Berkley Corp.	3,097,312
			20,988,246
		Lodging: 0.9%
72,200	L	Marriott International, Inc.	1,894,528
			1,894,528
		Media: 1.8%
88,400	@,L	Cablevision Systems Corp.	1,997,840
2,990	L	Washington Post	1,754,831
			3,752,671
		Metal Fabricate/Hardware: 0.5%
10,480		Precision Castparts Corp.	1,009,958
			1,009,958
		Mining: 0.5%
15,900	L	Vulcan Materials Co.	950,502
			950,502
		Miscellaneous Manufacturing: 2.3%
67,400	L	Carlisle Cos., Inc.	1,954,600
61,500		Dover Corp.	2,974,755
			4,929,355
		Oil & Gas: 3.5%
54,300	@,L	CVR Energy, Inc.	1,045,275
21,100	L	Devon Energy Corp.	2,535,376
9,100		Equitable Resources, Inc.	628,446
44,400	L	Questar Corp.	3,154,176
			7,363,273

Shares			Value
		Oil & Gas Services: 1.8%
90,500	@,L	Helix Energy Solutions Group, Inc.	$3,768,420
			3,768,420
		Packaging & Containers: 1.5%
66,300	L	Ball Corp.	3,165,162
			3,165,162
		Pharmaceuticals: 1.4%
34,400	@,L	VCA Antech, Inc.	955,632
118,500	@,L	Warner Chilcott Ltd.	2,008,575
			2,964,207
		Pipelines: 4.3%
34,744	@	Kinder Morgan Management, LLC	1,870,964
46,700		Oneok, Inc.	2,280,361
122,500		Williams Cos., Inc.	4,937,975
			9,089,300
		Real Estate: 1.1%
135,950	@@	Brookfield Properties Co. (U.S. Denominated Security)	2,418,551
			2,418,551
		Retail: 6.4%
56,523	@,L	Autonation, Inc.	566,360
30,750	@,L	Autozone, Inc.	3,721,058
80,300		Burger King Holdings, Inc.	2,151,237
129,200	L	Staples, Inc.	3,068,500
53,100	L	Tiffany & Co.	2,163,825
63,100	L	TJX Cos., Inc.	1,985,757
			13,656,737
		Savings & Loans: 1.2%
164,400	L	People's United Financial, Inc.	2,564,640
			2,564,640
		Telecommunications: 3.1%
57,400		CenturyTel, Inc.	2,042,866
66,600	L	Telephone & Data Systems, Inc.	2,937,060
136,921		Windstream Corp.	1,689,605
			6,669,531
		Transportation: 1.5%
71,500	@@,L	Teekay Shipping Corp.	3,230,370
			3,230,370
		Water: 0.4%
39,000	@,L	American Water Works Co., Inc.-New	865,020
			865,020
Total Common Stock (Cost $213,868,999)			197,781,867
REAL ESTATE INVESTMENT TRUSTS: 3.3%
		Diversified: 1.1%
27,100	L	Vornado Realty Trust	2,384,800
			2,384,800
		Shopping Centers: 0.9%
35,400	L	Kimco Realty Corp.	1,222,008
9,500		Regency Centers Corp.	561,640
			1,783,648

See Accompanying Notes to Financial Statements

ING JPMORGAN  PORTFOLIO OF INVESTMENTS
MID CAP VALUE PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value
		Storage: 1.3%
33,900		Public Storage, Inc.	$2,738,781
			2,738,781
Total Real Estate Investment Trusts (Cost $7,036,890)			6,907,229
Total Long-Term Investments (Cost $220,905,889)			204,689,096
Principal Amount			Value
SHORT-TERM INVESTMENTS: 31.4%
		U.S. Government Agency Obligations: 3.0%
$6,421,000	L,Z	Federal Home Loan Bank, 1.800%, due 07/01/08	$6,420,679
Total U.S. Government Agency Obligations (Cost $6,420,679)			6,420,679
		Securities Lending Collateralcc: 28.4%
60,053,689		Bank of New York Mellon Corp. Institutional Cash Reserves	60,053,689
Total Securities Lending Collateral (Cost $60,053,689)			60,053,689
Total Short-Term Investments (Cost $66,474,368)			66,474,368

Total Investments in Securities (Cost $287,380,257)*	128.0%	$271,163,464
Other Assets and Liabilities - Net	(28.0)	(59,248,878)
Net Assets	100.0%	$211,914,586

@  Non-income producing security

@@  Foreign Issuer

cc  Securities purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at June 30, 2008.

Z  Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*  Cost for federal income tax purposes is $288,030,857.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$11,625,683
Gross Unrealized Depreciation	(28,493,076)
Net Unrealized Depreciation	$(16,867,393)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 ("SFAS 157"), "Fair Value Measurements." This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles ("GAAP"), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Portfolio's own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio's investments at fair value:

	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$264,742,785	$—
Level 2 — Other Significant Observable Inputs	6,420,679	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$271,163,464	$—

*  Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

ING LEGG MASON PARTNERS  PORTFOLIO OF INVESTMENTS
AGGRESSIVE GROWTH PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED)

Shares			Value
COMMON STOCK: 99.4%
		Aerospace/Defense: 3.2%
325,500		L-3 Communications Holdings, Inc.	$29,578,185
			29,578,185
		Biotechnology: 19.0%
849,190	@	Amgen, Inc.	40,047,800
1,136,200	@	Biogen Idec, Inc.	63,502,218
216,900	@	BioMimetic Therapeutics, Inc.	2,585,448
31,700	@	Genentech, Inc.	2,406,030
851,070	@	Genzyme Corp.	61,294,061
192,300	@	Vertex Pharmaceuticals, Inc.	6,436,281
			176,271,838
		Computers: 2.2%
31,500	@	LaserCard Corp.	150,255
519,600	@	Quantum Corp.	701,460
578,800	@	Sandisk Corp.	10,823,560
473,766		Seagate Technology, Inc.	9,063,144
83,100		Seagate Technology, Inc.-Escrow	1
			20,738,420
		Diversified Financial Services: 4.9%
74,800		CIT Group, Inc.	509,388
121,200		Cohen & Steers, Inc.	3,147,564
2,696		Goldman Sachs Group, Inc.	471,530
1,072,208		Lehman Brothers Holdings, Inc.	21,240,440
641,160		Merrill Lynch & Co., Inc.	20,331,184
			45,700,106

Shares			Value
		Electronics: 2.2%
575,848	@@	Tyco Electronics Ltd.	$20,626,875
			20,626,875
		Healthcare-Products: 3.3%
525,848	@@	Covidien Ltd.	25,182,861
90,000		Johnson & Johnson	5,790,600
			30,973,461
		Healthcare-Services: 3.5%
1,248,500		UnitedHealth Group, Inc.	32,773,125
			32,773,125
		Internet: 1.2%
748,275	@	Liberty Media Corp. - Interactive - Class A	11,044,539
			11,044,539
		Media: 14.5%
1,223,700	@	Cablevision Systems Corp.	27,655,620
176,805		CBS Corp. - Class B	3,445,929
166,450		Comcast Corp. - Class A	3,157,557
2,366,285		Comcast Corp. - Special Class A	44,391,507
188,210	@	Discovery Holding Co.	4,133,092
59,346	@	Liberty Global, Inc.	1,865,245
60,213	@	Liberty Global, Inc. - Series C	1,828,067
154,855	@	Liberty Media Corp. - Capital Shares A	2,229,912
619,420	@	Liberty Media Corp. - Entertainment	15,008,547
2,466,720	@,L	Sirius Satellite Radio, Inc.	4,736,102
116,805	@	Viacom - Class B	3,567,225
670,500		Walt Disney Co.	20,919,600
91,300		World Wrestling Entertainment, Inc.	1,412,411
			134,350,814
		Miscellaneous Manufacturing: 3.9%
397,300		Pall Corp.	15,764,864
500,848	@@	Tyco International Ltd.	20,053,954
			35,818,818
		Oil & Gas: 10.6%
1,306,000		Anadarko Petroleum Corp.	97,741,040
			97,741,040
		Oil & Gas Services: 14.1%
236,459	@	National Oilwell Varco, Inc.	20,978,642
2,207,600	@	Weatherford International Ltd.	109,474,884
			130,453,526
		Pharmaceuticals: 9.4%
132,500	@	Alkermes, Inc.	1,637,700
1,502,044	@	Forest Laboratories, Inc.	52,181,008
535,000	@	ImClone Systems, Inc.	21,646,100
92,400	@	Isis Pharmaceuticals, Inc.	1,259,412
65,832	@@	Teva Pharmaceutical Industries Ltd. ADR	3,015,106
410,600	@	Valeant Pharmaceuticals International	7,025,366
			86,764,692
		Retail: 0.1%
188,300	@	Charming Shoppes, Inc.	864,297
			864,297

See Accompanying Notes to Financial Statements

ING LEGG MASON PARTNERS  PORTFOLIO OF INVESTMENTS
AGGRESSIVE GROWTH PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value
		Semiconductors: 4.3%
624,800	@	Broadcom Corp.	$17,050,792
319,000	@	Cirrus Logic, Inc.	1,773,640
114,000	@	Cree, Inc.	2,600,340
84,600	@	DSP Group, Inc.	592,200
514,100		Intel Corp.	11,042,868
576,000	@	Micron Technology, Inc.	3,456,000
288,100	@	Teradyne, Inc.	3,189,267
			39,705,107
		Software: 2.1%
95,800	@	Advent Software, Inc.	3,456,464
320,400	@	Autodesk, Inc.	10,832,724
171,900		Microsoft Corp.	4,728,969
			19,018,157
		Telecommunications: 0.9%
114,527	@	Arris Group, Inc.	967,753
294,900	@@	Nokia OYJ ADR	7,225,050
21,901	@,@@	Nortel Networks Corp.	180,026
			8,372,829
Total Common Stock (Cost $753,692,171)			920,795,829
Principal Amount			Value
SHORT-TERM INVESTMENTS: 1.1%
		U.S. Government Agency Obligations: 0.6%
$5,526,000	Z	Federal Home Loan Bank, 1.800%, due 07/01/08	$5,525,724
Total U.S. Government Agency Obligations (Cost $5,525,724)			5,525,724
		Securities Lending Collateralcc: 0.5%
4,864,352		Bank of New York Mellon Corp. Institutional Cash Reserves	4,864,352
Total Securities Lending Collateral (Cost $4,864,352)			4,864,352
Total Short-Term Investments (Cost $10,390,076)			10,390,076

Total Investments in Securities (Cost $764,082,247)*	100.5%	$931,185,905
Other Assets and Liabilities - Net	(0.5)	(5,010,583)
Net Assets	100.0%	$926,175,322

@  Non-income producing security

@@  Foreign Issuer

ADR  American Depositary Receipt

cc  Securities purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at June 30, 2008.

Z  Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*  Cost for federal income tax purposes is $764,538,108.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$254,977,556
Gross Unrealized Depreciation	(88,329,759)
Net Unrealized Appreciation	$166,647,797

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 ("SFAS 157"), "Fair Value Measurements." This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles ("GAAP"), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Portfolio's own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio's investments at fair value:

	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$925,660,180	$—
Level 2 — Other Significant Observable Inputs	5,525,725	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$931,185,905	$—

*  Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

ING NEUBERGER BERMAN  PORTFOLIO OF INVESTMENTS
PARTNERS PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED)

Shares			Value
COMMON STOCK: 97.5%
		Aerospace/Defense: 1.3%
79,700		L-3 Communications Holdings, Inc.	$7,242,339
			7,242,339
		Beverages: 2.6%
415,042	@	Constellation Brands, Inc.	8,242,734
282,700	@	Dr Pepper Snapple Group, Inc.	5,931,046
			14,173,780
		Coal: 1.8%
87,900		Peabody Energy Corp.	7,739,595
20,000		Walter Industries, Inc.	2,175,400
			9,914,995
		Commercial Services: 1.8%
282,500		Moody's Corp.	9,729,300
			9,729,300
		Computers: 1.7%
175,500	@	Affiliated Computer Services, Inc.	9,387,495
			9,387,495
		Diversified Financial Services: 9.7%
211,000		American Express Co.	7,948,370
381,900		Citigroup, Inc.	6,400,644
151,500		Federal National Mortgage Association	2,955,765
50,750		Goldman Sachs Group, Inc.	8,876,175
375,800		Invesco Ltd.	9,011,684
126,200		Legg Mason, Inc.	5,498,534
182,200		Merrill Lynch & Co., Inc.	5,777,562
163,000		Morgan Stanley	5,879,410
			52,348,144

Shares			Value
		Electric: 5.6%
110,900		Constellation Energy Group, Inc.	$9,104,890
135,900		FirstEnergy Corp.	11,188,647
225,200	@	NRG Energy, Inc.	9,661,080
			29,954,617
		Electrical Components & Equipment: 1.1%
81,500	@	Energizer Holdings, Inc.	5,956,835
			5,956,835
		Engineering & Construction: 5.4%
284,900	@@	Chicago Bridge & Iron Co. NV	11,344,718
172,700		KBR, Inc.	6,028,957
188,700	@	McDermott International, Inc.	11,678,643
			29,052,318
		Food: 1.1%
318,500		ConAgra Foods, Inc.	6,140,680
			6,140,680
		Healthcare-Services: 2.7%
196,000		Aetna, Inc.	7,943,880
134,600	@	WellPoint, Inc.	6,415,036
			14,358,916
		Home Builders: 1.7%
18,400	@	NVR, Inc.	9,201,472
			9,201,472
		Insurance: 4.4%
164,200		Assurant, Inc.	10,830,632
3,200	@	Berkshire Hathaway, Inc. - Class B	12,838,400
			23,669,032
		Internet: 0.8%
230,200	@	Symantec Corp.	4,454,370
			4,454,370
		Iron/Steel: 2.3%
67,000		United States Steel Corp.	12,380,260
			12,380,260
		Leisure Time: 0.8%
112,500		Harley-Davidson, Inc.	4,079,250
			4,079,250
		Machinery-Construction & Mining: 2.1%
222,900	@	Terex Corp.	11,450,373
			11,450,373
		Media: 1.7%
231,800		McGraw-Hill Cos., Inc.	9,299,816
			9,299,816
		Metal Fabricate/Hardware: 0.8%
263,400	@,@@	Sterlite Industries India Ltd. ADR	4,188,060
			4,188,060
		Mining: 6.8%
149,700		Freeport-McMoRan Copper & Gold, Inc.	17,543,343
196,700	@@	Teck Cominco Ltd.	9,431,765
123,300	@@	Xstrata PLC	9,822,119
			36,797,227
		Miscellaneous Manufacturing: 0.6%
124,600		General Electric Co.	3,325,574
			3,325,574

See Accompanying Notes to Financial Statements

ING NEUBERGER BERMAN  PORTFOLIO OF INVESTMENTS
PARTNERS PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value
		Oil & Gas: 17.2%
148,900	@@	Canadian Natural Resources Ltd.	$14,927,225
259,000	@	Denbury Resources, Inc.	9,453,500
63,400		EOG Resources, Inc.	8,318,080
30,100		ExxonMobil Corp.	2,652,713
136,800		Noble Corp.	8,886,528
234,800	@@	Petroleo Brasileiro SA ADR	16,630,884
194,300	@	Southwestern Energy Co.	9,250,623
163,000	@@	Suncor Energy, Inc.	9,473,560
249,380	@@	Talisman Energy, Inc.	5,518,779
114,350		XTO Energy, Inc.	7,834,119
			92,946,011
		Oil & Gas Services: 4.5%
206,500		Halliburton Co.	10,958,955
149,100	@	National Oilwell Varco, Inc.	13,228,152
			24,187,107
		Pharmaceuticals: 3.9%
332,300	@	NBTY, Inc.	10,653,538
206,500	@@	Shire PLC ADR	10,145,345
			20,798,883
		Retail: 4.4%
158,200		Best Buy Co., Inc.	6,264,720
210,600		JC Penney Co., Inc.	7,642,674
373,800		Macy's, Inc.	7,259,196
81,700		TJX Cos., Inc.	2,571,099
			23,737,689
		Semiconductors: 2.0%
240,800	@	International Rectifier Corp.	4,623,360
214,000		Texas Instruments, Inc.	6,026,240
			10,649,600
		Software: 4.5%
136,200	@,@@	Check Point Software Technologies	3,223,854
216,900		Fidelity National Information Services, Inc.	8,005,779
247,980		Microsoft Corp.	6,821,930
286,010	@	Oracle Corp.	6,006,210
			24,057,773
		Telecommunications: 1.3%
106,000	@@	China Mobile Ltd. ADR	7,096,700
			7,096,700
		Transportation: 2.9%
110,200		DryShips, Inc.	8,835,836
48,150	@@	Frontline Ltd.	3,379,467
122,572	@@	Ship Finance International Ltd.	3,619,551
			15,834,854
Total Common Stock (Cost $489,148,213)			526,413,470
REAL ESTATE INVESTMENT TRUSTS: 1.0%
		Mortgage: 1.0%
349,500		Annaly Capital Management, Inc.	$5,420,745
Total Real Estate Investment Trusts (Cost $5,966,402)			5,420,745
Total Long-Term Investments (Cost $495,114,615)			531,834,215

Principal Amount			Value
SHORT-TERM INVESTMENTS: 20.4%
		U.S. Government Agency Obligations: 20.4%
$110,000,000	Z	Federal Home Loan Bank, 1.800%, due 07/01/08	$109,994,500
Total Short-Term Investments (Cost $109,994,500)			109,994,500

Total Investments in Securities (Cost $605,109,115)*	118.9%	$641,828,715
Other Assets and Liabilities - Net	(18.9)	(102,106,377)
Net Assets	100.0%	$539,722,338

@  Non-income producing security

@@  Foreign Issuer

ADR  American Depositary Receipt

Z  Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*  Cost for federal income tax purposes is $605,310,515.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$84,255,199
Gross Unrealized Depreciation	(47,736,999)
Net Unrealized Appreciation	$36,518,200

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 ("SFAS 157"), "Fair Value Measurements." This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles ("GAAP"), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Portfolio's own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio's investments at fair value:

	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$518,632,629	$—
Level 2 — Other Significant Observable Inputs	123,196,086	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$641,828,715	$—

*  Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING OPCAP BALANCED VALUE PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED)

Shares			Value
COMMON STOCK: 41.7%
		Aerospace/Defense: 2.2%
15,400		Boeing Co.	$1,012,088
			1,012,088
		Agriculture: 1.0%
22,600		Altria Group, Inc.	464,656
			464,656
		Banks: 1.7%
6,700		Bank of New York Mellon Corp.	253,461
10,100	L	Capital One Financial Corp.	383,901
31,700	L	National City Corp.	151,209
			788,571
		Biotechnology: 0.5%
15,000	@,L	Regeneron Pharmaceuticals, Inc.	216,600
			216,600
		Commercial Services: 1.7%
5,000	@	Apollo Group, Inc. - Class A	221,300
6,500	@,L	Visa, Inc.	528,515
			749,815
		Diversified Financial Services: 3.8%
14,800		American Express Co.	557,516
55,600		CIT Group, Inc.	378,636
24,500		Citigroup, Inc.	410,620
19,900	L	Lehman Brothers Holdings, Inc.	394,219
			1,740,991

Shares			Value
		Food: 1.4%
22,500		Sysco Corp.	$618,975
			618,975
		Healthcare-Services: 2.3%
22,300	@	WellPoint, Inc.	1,062,818
			1,062,818
		Insurance: 0.9%
12,200		American International Group, Inc.	322,812
305,000		Conseco, Inc. - Escrow	—
18,100	L	MBIA, Inc.	79,459
9,000		PMI Group, Inc.	17,550
			419,821
		Internet: 1.9%
1,675	@	Google, Inc. - Class A	881,754
			881,754
		Leisure Time: 0.9%
17,105	L	Royal Caribbean Cruises Ltd.	384,349
			384,349
		Mining: 1.1%
12,100	@@	Cameco Corp.	518,727
			518,727
		Oil & Gas: 7.2%
10,900		Chevron Corp.	1,080,517
22,900		ConocoPhillips	2,161,531
			3,242,048
		Pharmaceuticals: 6.6%
14,200	@@	Roche Holding Ltd. ADR	1,282,544
61,400		Schering-Plough Corp.	1,208,962
15,000	@,L	Sepracor, Inc.	298,800
15,000	@,L	Theravance, Inc.	178,050
			2,968,356
		Retail: 5.7%
22,200	L	Family Dollar Stores, Inc.	442,668
29,700	L	Petsmart, Inc.	592,515
21,200		Wal-Mart Stores, Inc.	1,191,440
10,000		Yum! Brands, Inc.	350,900
			2,577,523
		Semiconductors: 0.0%
1	@@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	11
			11
		Software: 1.3%
13,500	@@,L	Infosys Technologies Ltd. ADR	586,710
			586,710
		Telecommunications: 1.5%
69,800	L	Sprint Nextel Corp.	663,100
			663,100
Total Common Stock (Cost $21,639,704)			18,896,913

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING OPCAP BALANCED VALUE PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value
REAL ESTATE INVESTMENT TRUSTS: 1.4%
		Mortgage: 1.4%
28,800		Annaly Capital Management, Inc.	$446,688
16,821	L	CapitalSource, Inc.	186,377
Total Real Estate Investment Trusts (Cost $599,416)			633,065
PREFERRED STOCK: 0.6%
		Diversified Financial Services: 0.6%
3,996		CIT Group, Inc.	163,356
150		Lehman Brothers Holdings, Inc.	120,665
Total Preferred Stock (Cost $359,850)			284,021
Principal Amount			Value
CORPORATE BONDS/NOTES: 17.3%
		Aerospace/Defense: 0.7%
$320,000	C	General Dynamics Corp., 4.500%, due 08/15/10	$327,021
			327,021
		Banks: 1.2%
220,000		Bank of America Corp., 4.375%, due 12/01/10	219,375
220,000		US Bancorp., 4.500%, due 07/29/10	222,981
113,000		Wachovia Corp., 4.375%, due 06/01/10	110,519
			552,875
		Chemicals: 1.3%
565,000	C	EI Du Pont de Nemours & Co., 4.125%, due 04/30/10	570,860
			570,860
		Diversified Financial Services: 11.0%
150,000		American Express Co., 7.000%, due 03/19/18	152,107
306,000		American Express Credit Corp., 3.883%, due 05/27/10	303,661
405,000		American Express Credit Corp., 5.000%, due 12/02/10	407,998
520,000	C	Ameriprise Financial, Inc., 5.350%, due 11/15/10	521,993
179,000		Bear Stearns Cos., Inc., 3.063%, due 02/01/12	171,239
325,000		CIT Group, Inc., 4.750%, due 12/15/10	265,197
260,000		Citigroup, Inc., 4.625%, due 08/03/10	259,049
300,000		Citigroup, Inc., 6.000%, due 02/21/12	302,669
160,000	L	Citigroup, Inc., 6.875%, due 03/05/38	154,876
200,000		General Electric Capital Corp., 6.000%, due 06/15/12	206,858
600,000		Goldman Sachs Group, Inc., 5.700%, due 09/01/12	602,434

Principal Amount			Value
$320,000	C	Goldman Sachs Group, Inc., 6.750%, due 10/01/37	$293,601
260,000		HSBC Finance Corp., 4.125%, due 11/16/09	258,362
200,000		HSBC Finance Corp., 7.000%, due 05/15/12	207,334
165,000	C	Lehman Brothers Holdings, Inc., 6.875%, due 07/17/37	142,437
115,000		Morgan Stanley, 2.870%, due 05/07/10	111,101
160,000	C	Morgan Stanley, 6.625%, due 04/01/18	151,870
500,000		SLM Corp., 4.500%, due 07/26/10	462,875
			4,975,661
		Environmental Control: 0.3%
125,000	C	Waste Management, Inc., 6.500%, due 11/15/08	126,322
			126,322
		Insurance: 0.0%
2,345,000		Conseco Finance Trust II - Escrow, Discount Note, due 11/15/26	—
2,350,000		Conseco Finance Trust II - Escrow, Discount Note, due 04/01/27	—
			—
		Media: 0.9%
125,000		News America Holdings, 9.250%, due 02/01/13	143,357
280,000		Time Warner Entertainment Co. LP, 7.250%, due 09/01/08	281,535
			424,892
		Pipelines: 0.9%
415,000	C	Spectra Energy Capital, LLC, 7.500%, due 10/01/09	423,356
			423,356
		Telecommunications: 1.0%
210,000	C	Verizon Global Funding Corp., 7.250%, due 12/01/10	223,068
200,000	C,L	Verizon Global Funding Corp., 7.375%, due 09/01/12	215,984
			439,052
Total Corporate Bonds/Notes (Cost $7,925,228)			7,840,039
U.S. GOVERNMENT AGENCY OBLIGATIONS: 10.5%
		Federal Home Loan Mortgage Corporation: 0.2%
75,000	L	4.875%, due 02/09/10	77,196
			77,196
		Federal National Mortgage Association: 1.6%
760,000		5.500%, due 06/01/38	750,129
			750,129
		Government National Mortgage Association: 8.1%
3,665,162		5.500%, due 06/15/38	3,654,174
			3,654,174

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING OPCAP BALANCED VALUE PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Other U.S. Agency Obligations: 0.6%
$260,000		Federal Farm Credit Bank, 4.750%, due 05/07/10	$267,563
			267,563
Total U.S. Government Agency Obligations (Cost $4,793,019)			4,749,062
U.S. TREASURY OBLIGATIONS: 0.9%
		U.S. Treasury Bonds: 0.5%
260,000	L	3.875%, due 05/15/18	257,908
			257,908
		U.S. Treasury Notes: 0.4%
175,000	L	3.500%, due 05/31/13	176,354
			176,354
Total U.S. Treasury Obligations (Cost $433,716)			434,262
COLLATERALIZED MORTGAGE OBLIGATIONS: 1.8%
150,000	C	Credit Suisse Mortgage Capital Certificates, 5.448%, due 01/15/49	147,187
334,756		Federal National Mortgage Association, 2.883%, due 10/25/36	330,286
156,652		Federal National Mortgage Association, 2.923%, due 09/25/36	155,173
170,000	C	GS Mortgage Securities Corp. II, 5.479%, due 11/10/39	168,749
Total Collateralized Mortgage Obligations (Cost $784,103)			801,395
Total Long-Term Investments (Cost $36,535,036)			33,638,757
SHORT-TERM INVESTMENTS: 35.0%
		U.S. Government Agency Obligations: 23.6%
10,727,000	Z	Federal Home Loan Bank, 1.800%, due 07/01/08	10,726,464
Total U.S. Government Agency Obligations (Cost $10,726,464)			10,726,464
		Securities Lending Collateralcc: 11.4%
5,153,432		Bank of New York Mellon Corp. Institutional Cash Reserves	5,153,432
Total Securities Lending Collateral (Cost $5,153,432)			5,153,432
Total Short-Term Investments (Cost $15,879,896)			15,879,896

Total Investments in Securities (Cost $52,414,932)*	109.2%	$49,518,653
Other Assets and Liabilities - Net	(9.2)	(4,161,859)
Net Assets	100.0%	$45,356,794

@  Non-income producing security

@@  Foreign Issuer

ADR  American Depositary Receipt

C  Bond may be called prior to maturity date.

cc  Securities purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at June 30, 2008.

Z  Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*  Cost for federal income tax purposes is $53,281,389.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$639,233
Gross Unrealized Depreciation	(4,401,969)
Net Unrealized Depreciation	$(3,762,736)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 ("SFAS 157"), "Fair Value Measurements." This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles ("GAAP"), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Portfolio's own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio's investments at fair value:

	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$24,683,410	$—
Level 2 — Other Significant Observable Inputs	24,835,243	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$49,518,653	$—

*  Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING OPPENHEIMER GLOBAL PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED)

Shares			Value
COMMON STOCK: 98.1%
		Australia: 0.1%
286,785	L	Aristocrat Leisure Ltd.	$1,761,427
			1,761,427
		Bermuda: 0.9%
219,700		ACE Ltd.	12,103,273
298,500	L	XL Capital Ltd.	6,137,160
			18,240,433
		Brazil: 1.3%
216,800	L	Cia de Bebidas das Americas ADR	13,734,280
518,000	L	Empresa Brasileira de Aeronautica SA ADR	13,727,000
			27,461,280
		Canada: 1.6%
715,100	L	Husky Energy, Inc.	34,236,719
			34,236,719
		Finland: 1.4%
588,500	L	Fortum OYJ	29,787,308
			29,787,308
		France: 5.7%
334,058	L	LVMH Moet Hennessy Louis Vuitton SA	34,847,951
146,386	@,L	NicOx SA	2,077,158
294,249	L	Sanofi-Aventis	19,552,563
178,218		Societe Generale	15,451,360

Shares			Value
342,734		Technip SA	$31,627,373
198,034	L	Total SA	16,856,382
			120,412,787
		Germany: 6.2%
166,115		Allianz AG	29,196,730
445,443		Bayerische Motoren Werke AG	21,402,080
641,407		SAP AG	33,448,539
436,903		Siemens AG	48,160,498
			132,207,847
		India: 2.7%
1,685,713	@	Dish TV India Ltd.	1,184,451
2,827,284		Hindustan Lever Ltd.	13,646,600
166,100	L	ICICI Bank Ltd. ADR	4,777,036
701,765		Infosys Technologies Ltd.	28,484,012
1,555,538	@	Wire and Wireless India Ltd.	780,975
1,806,776		Zee Telefilms Ltd.	8,408,791
			57,281,865
		Italy: 1.0%
1,119,600	L	Bulgari S.p.A.	11,255,042
187,325	L	Tod's S.p.A.	10,265,662
			21,520,704
		Japan: 12.2%
367,360	L	Chugai Pharmaceutical Co., Ltd.	5,873,994
75,500		Fanuc Ltd.	7,383,694
588,400		Hoya Corp.	13,628,630
3,763		KDDI Corp.	23,283,274
58,030		Keyence Corp.	13,832,794
117,200		Kyocera Corp.	11,055,876
1,014,000		Mitsubishi Electric Corp.	10,967,293
356,500		Murata Manufacturing Co., Ltd.	16,819,159
99,700		Nidec Corp.	6,640,949
26,800		Nintendo Co., Ltd.	15,197,569
232,500		Secom Co., Ltd.	11,324,657
364,600	L	Sega Sammy Holdings, Inc.	3,191,643
300,871		Seven & I Holdings Co., Ltd.	8,614,870
1,043,000		Shionogi & Co., Ltd.	20,651,240
839,600		Sony Corp.	36,802,753
1,455		Sony Financial Holdings, Inc.	5,857,711
388,000	L	Square Enix Co., Ltd.	11,482,042
2,853		Sumitomo Mitsui Financial Group, Inc.	21,455,154
315,000		Toyota Motor Corp.	14,869,263
			258,932,565
		Mexico: 2.9%
5,247,300		Fomento Economico Mexicano SA de CV ADR	23,883,048
2,192,100		Grupo Modelo SA	11,157,007
1,088,800	L	Grupo Televisa SA ADR	25,717,456
			60,757,511
		Netherlands: 2.9%
901,143	L	European Aeronautic Defence and Space Co. NV	16,978,836
825,877		Koninklijke Philips Electronics NV	27,968,707
471,000		TNT NV	16,030,088
			60,977,631

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING OPPENHEIMER GLOBAL PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value
		Norway: 0.5%
700,800	L	Tandberg ASA	$11,449,642
			11,449,642
		South Korea: 0.9%
866,200	L	SK Telecom Co., Ltd. ADR	17,990,974
			17,990,974
		Spain: 0.9%
432,000	L	Inditex SA	19,803,270
			19,803,270
		Sweden: 7.1%
1,513,400	L	Assa Abloy AB	21,774,870
765,600		Hennes & Mauritz AB	41,304,341
918,175		Investor AB	19,276,555
6,520,520		Telefonaktiebolaget LM Ericsson	67,803,440
			150,159,206
		Switzerland: 3.5%
15,077	@	Basilea Pharmaceutica - Reg	2,448,584
643,127		Credit Suisse Group	29,273,213
240,515		Roche Holding AG	43,237,938
			74,959,735
		Taiwan: 2.1%
1,789,385		MediaTek, Inc.	20,599,647
7,957,193		Taiwan Semiconductor Manufacturing Co., Ltd.	16,907,908
656,889	L	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	7,166,659
			44,674,214
		United Kingdom: 11.7%
597,600		3i Group PLC	9,775,578
310,500		BP PLC ADR	21,601,485
936,138		Burberry Group PLC	8,419,695
1,421,478		Cadbury PLC	17,908,273
654,229		Diageo PLC	11,986,234
703,425		Experian Group Ltd.	5,202,466
1,543,152	L	HSBC Holdings PLC	23,785,879
1,545,966		Prudential PLC	16,306,439
476,756		Reckitt Benckiser PLC	24,079,986
5,459,171		Royal Bank of Scotland Group PLC	23,240,399
968,844		Smith & Nephew PLC	10,629,586
2,826,700		Tesco PLC	20,675,330
15,009,016		Vodafone Group PLC	44,221,208
968,858		WPP Group PLC	9,258,043
			247,090,601
		United States: 32.5%
327,200	L	3M Co.	22,769,848
210,900	@,L	Acadia Pharmaceuticals, Inc.	778,221
773,383	@,L	Adobe Systems, Inc.	30,463,556
193,000		Aetna, Inc.	7,822,290
335,700		Aflac, Inc.	21,081,960
829,400	L	Altera Corp.	17,168,580
757,291		American International Group, Inc.	20,037,920
693,400		Automatic Data Processing, Inc.	29,053,460
144,300		Boeing Co.	9,483,396

Shares			Value
730,800	L	Carnival Corp.	$24,087,168
694,900		Citigroup, Inc.	11,646,524
232,500		Colgate-Palmolive Co.	16,065,750
1,143,000		Corning, Inc.	26,346,150
492,800	@,L	Cree, Inc.	11,240,768
266,527	@,L	Dr Pepper Snapple Group, Inc.	5,591,736
1,295,900	@	eBay, Inc.	35,416,947
520,100		Emerson Electric Co.	25,718,945
314,400	@,L	Gilead Sciences, Inc.	16,647,480
191,400	@,L	InterMune, Inc.	2,511,168
284,500	L	International Game Technology	7,106,810
969,600	@,L	Intuit, Inc.	26,731,872
1,443,000	@,L	Juniper Networks, Inc.	32,005,740
342,800	L	Linear Technology Corp.	11,164,996
141,800		Lockheed Martin Corp.	13,989,988
766,200		Maxim Integrated Products	16,205,130
392,300		McDonald's Corp.	22,055,106
1,275,800		Microsoft Corp.	35,097,258
179,900		Northrop Grumman Corp.	12,035,310
278,400		Raytheon Co.	15,668,352
123,600	@,L	Regeneron Pharmaceuticals, Inc.	1,784,784
355,154	@,L	Seattle Genetics, Inc.	3,004,603
205,200	@,L	Shuffle Master, Inc.	1,013,688
6,485,339	@,L	Sirius Satellite Radio, Inc.	12,451,851
309,100	@,L	Theravance, Inc.	3,669,017
564,200	L	Tiffany & Co.	22,991,150
239,979	@,L	Transocean, Inc.	36,570,400
90,887	L	United Parcel Service, Inc. - Class B	5,586,824
527,400		Wal-Mart Stores, Inc.	29,639,880
847,700	L	Walt Disney Co.	26,448,240
115,700	@	WellPoint, Inc.	5,514,262
554,200	L	Xilinx, Inc.	13,993,550
			688,660,678
Total Common Stock (Cost $1,910,783,395)			2,078,366,397
PREFERRED STOCK: 1.0%
		Germany: 1.0%
137,729		Bayerische Motoren Werke AG	5,451,629
103,580		Porsche AG	15,919,835
Total Preferred Stock (Cost $13,957,627)			21,371,464
Principal Amount			Value
CONVERTIBLE BONDS: 0.1%
		United States: 0.1%
$1,890,000		Theravance, Inc., 3.000%, due 01/15/15	$1,356,075
Total Convertible Bonds (Cost $1,890,000)			1,356,075
Total Long-Term Investments (Cost $1,926,631,022)			2,101,093,936

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING OPPENHEIMER GLOBAL PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount			Value
SHORT-TERM INVESTMENTS: 21.1%
		U.S. Government Agency Obligations: 0.4%
$9,070,000	Z	Federal Home Loan Bank, 1.800%, due 07/01/08	$9,069,547
Total U.S. Government Agency Obligations (Cost $9,069,547)			9,069,547
		Securities Lending Collateralcc: 20.7%
438,137,761		Bank of New York Mellon Corp. Institutional Cash Reserves	438,137,761
Total Securities Lending Collateral (Cost $438,137,761)			438,137,761
Total Short-Term Investments (Cost $447,207,308)			447,207,308

Total Investments in Securities (Cost $2,373,838,330)*	120.3%	$2,548,301,244
Other Assets and Liabilities - Net	(20.3)	(430,645,333)
Net Assets	100.0%	$2,117,655,911

@  Non-income producing security

ADR  American Depositary Receipt

cc  Securities purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at June 30, 2008.

Z  Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*  Cost for federal income tax purposes is $2,389,513,799.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$380,088,771
Gross Unrealized Depreciation	(221,301,326)
Net Unrealized Appreciation	$158,787,445
Industry	Percentage of Net Assets
Aerospace/Defense	3.9%
Apparel	0.9
Auto Manufacturers	2.7
Banks	4.2
Beverages	3.1
Biotechnology	1.3
Commercial Services	2.2
Cosmetics/Personal Care	0.8
Diversified Financial Services	1.9
Electric	1.4
Electrical Components & Equipment	1.7
Electronics	4.2
Entertainment	0.5
Food	1.8
Healthcare-Products	0.5
Healthcare-Services	0.6
Holding Companies-Diversified	1.6
Home Furnishings	1.7
Household Products/Wares	1.8
Insurance	5.2
Internet	1.7
Investment Companies	0.9
Leisure Time	1.3

Industry	Percentage of Net Assets
Machinery-Diversified	0.4
Media	4.0
Metal Fabricate/Hardware	1.0
Miscellaneous Manufacturing	3.4
Oil & Gas	5.2
Oil & Gas Services	1.5
Pharmaceuticals	4.5
Retail	7.4
Semiconductors	5.4
Software	7.8
Telecommunications	10.5
Toys/Games/Hobbies	0.7
Transportation	1.0
Venture Capital	0.5
Short-Term Investments	21.1
Other Assets and Liabilities - Net	(20.3)
Net Assets	100.0%

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 ("SFAS 157"), "Fair Value Measurements." This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles ("GAAP"), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Portfolio's own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio's investments at fair value:

	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$1,342,188,833	$—
Level 2 — Other Significant Observable Inputs	1,206,112,411	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$2,548,301,244	$—

*  Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED)

Principal Amount			Value
CORPORATE BONDS/NOTES: 16.7%
		Advertising: 0.0%
$278,000	C,L	Lamar Media Corp., 6.625%, due 08/15/15	$254,370
			254,370
		Aerospace/Defense: 0.2%
345,000	C,S	Alliant Techsystems, Inc., 6.750%, due 04/01/16	336,375
125,000	C	BE Aerospace, Inc., 8.500%, due 07/01/18	126,094
345,000	C,S	DRS Technologies, Inc., 6.625%, due 02/01/16	351,900
170,000	C,S	L-3 Communications Corp., 5.875%, due 01/15/15	157,675
180,000	C	L-3 Communications Corp., 6.375%, due 10/15/15	169,200
35,000	#,C	Moog, Inc., 7.250%, due 06/15/18	34,825
			1,176,069
		Agriculture: 0.1%
300,000	@@,#,C	MHP SA, 10.250%, due 11/30/11	289,500
435,000	C	Reynolds American, Inc., 7.250%, due 06/01/13	451,848
			741,348

Principal Amount				Value
			Apparel: 0.1%
	$450,000	C,L	Levi Strauss & Co., 9.750%, due 01/15/15	$454,500
				454,500
			Auto Parts & Equipment: 0.1%
	165,000	C	Goodyear Tire & Rubber Co., 7.857%, due 08/15/11	164,794
	100,000	C,L	Goodyear Tire & Rubber Co., 9.000%, due 07/01/15	100,250
	830,000	C	Lear Corp., 8.750%, due 12/01/16	651,550
				916,594
			Banks: 3.7%
EUR	500,000	@@	Banco Bilbao Vizcaya Argentaria SA, 4.250%, due 07/15/14	741,415
	$930,000	@@,#,L	Banco BMG SA, 9.150%, due 01/15/16	948,600
	305,000	@@,#,C	Banco de Credito del Peru, 6.950%, due 11/07/21	316,678
	241,000	@@,#	Banco Hipotecario SA, 9.750%, due 04/27/16	179,545
MXN	1,039,629	@@	Banco Invex SA, 6.450%, due 03/13/34	370,535
	$670,000	@@,#	Banco Pine SA, 7.375%, due 06/17/10	669,163
	1,170,000	@@,C,S	Barclays Bank PLC, 6.278%, due 12/15/49	966,619
EUR	120,000	@@	Depfa ACS Bank, 3.875%, due 11/14/16	173,528
	$1,000,000	@@,#,C	HBOS PLC, 6.413%, due 10/01/35	700,420
EUR	2,335,000	@@	HBOS Treasury Services PLC, 4.375%, due 07/13/16	3,373,022
EUR	1,090,000	@@	HBOS Treasury Services PLC, 4.500%, due 07/13/21	1,522,640
	$290,000	@@,Z	HSBC Bank PLC, 0.110%, due 07/08/09	289,681
	290,000	@@,Z	HSBC Bank PLC, 6.480%, due 03/09/09	277,414
	920,000	@@,Z	HSBC Bank PLC, 12.580%, due 01/12/10	766,912
	210,000	@@,#	HSBK Europe BV, 7.250%, due 05/03/17	183,750
	2,550,000	@@,#	HSBK Europe BV, 9.250%, due 10/16/13	2,575,500
	950,000	@@,#,C	ICICI Bank Ltd, 6.625%, due 10/03/12	938,294
	1,000,000	@@,#,C	ICICI Bank Ltd., 6.375%, due 04/30/22	897,628
	360,000	@@,#	Kuznetski Capital for Bank of Moscow, 7.375%, due 11/26/10	376,652
	2,270,000	@@,#,I	Rabobank Nederland, 3.000%, due 03/11/11	2,082,876

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount				Value
			Banks (continued)
	$340,000	@@,#,L	RSHB Capital SA for OJSC Russian Agricultural Bank, 7.750%, due 05/29/18	$334,900
	2,365,000	@@,C	VTB Capital SA for Vneshtorgbank, 6.315%, due 02/04/15	2,350,809
EUR	1,510,000		WM Covered Bond Program, 3.875%, due 09/27/11	2,180,713
EUR	1,850,000		WM Covered Bond Program, 4.000%, due 09/27/16	2,389,201
				25,606,495
			Beverages: 0.1%
BRL	860,000	@@,#	Ambev International Finance Co., Ltd., 9.500%, due 07/24/17	441,239
	$265,000	C	Constellation Brands, Inc., 8.125%, due 01/15/12	265,000
	145,000	C,S,L	Constellation Brands, Inc., 8.375%, due 12/15/14	147,538
				853,777
			Building Materials: 0.0%
	155,000	C	Nortek, Inc. - Old, 8.500%, due 09/01/14	99,975
	310,000	+,C,L	NTK Holdings, Inc., Discount Note, due 03/01/14	142,600
				242,575
			Chemicals: 0.3%
	900,000	@@,#,C	Braskem Finance Ltd., 7.250%, due 06/05/18	895,500
	470,000	C,L	Huntsman International, LLC, 7.375%, due 01/01/15	413,600
	55,000	C	Huntsman International, LLC, 7.875%, due 11/15/14	50,600
	755,000	C,L	Momentive Performance Materials, Inc., 9.750%, due 12/01/14	649,300
	185,000	#,C	Mosaic Co., 7.375%, due 12/01/14	194,250
	230,000	#,C	Mosaic Co., 7.625%, due 12/01/16	246,100
				2,449,350
			Coal: 0.1%
	440,000	C,S	Peabody Energy Corp., 6.875%, due 03/15/13	443,300
				443,300
			Commercial Services: 0.3%
	300,000	C,S,L	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.625%, due 05/15/14	241,500

Principal Amount				Value
	$50,000	C	Corrections Corp. of America, 6.250%, due 03/15/13	$48,375
	265,000	C	Corrections Corp. of America, 7.500%, due 05/01/11	267,650
	220,000	C	Hertz Corp., 8.875%, due 01/01/14	202,400
	140,000	C,L	Hertz Corp., 10.500%, due 01/01/16	128,100
	240,000	C	Iron Mountain, Inc., 8.625%, due 04/01/13	242,400
	315,000	C,S	Service Corp. International, 6.750%, due 04/01/15	301,613
	605,000	C,S	United Rentals North America, Inc., 7.000%, due 02/15/14	471,900
				1,903,938
			Cosmetics/Personal Care: 0.0%
	155,000	C,L	Elizabeth Arden, Inc., 7.750%, due 01/15/14	146,088
				146,088
			Diversified Financial Services: 2.4%
	968,396	@@,#,C	Autopistas Del Nordeste, 9.390%, due 04/15/24	963,554
EUR	625,000		BA Covered Bond Issuer, 4.250%, due 04/05/17	887,997
RUB	7,800,000	@@	Bank of Moscow, 7.250%, due 11/25/09	325,906
	$810,000	@@,#,C,L	C10 Capital, Ltd., 6.722%, due 12/31/16	746,231
	190,000	#,C,S	CCM Merger, Inc., 8.000%, due 08/01/13	162,925
	460,000	C,L	Citigroup, Inc., 8.400%, due 04/29/49	437,856
	400,000	@@,C,S,I	Cloverie PLC, 7.053%, due 12/20/10	334,160
BRL	3,330,000	@@,#,I,Z	Coriolanus Ltd., Discount Note, due 12/31/17	1,329,424
	$900,000	@@,#,I	Eirles Two Ltd., 4.692%, due 04/30/12	762,750
	2,890,000	@@	Eksportfinans A/S, 3.500%, due 02/11/11	4,139,297
	615,000	L	General Motors Acceptance Corp., 8.000%, due 11/01/31	400,897
	530,000	C,L	Goldman Sachs Group, Inc., 6.345%, due 02/15/34	450,593
	1,000,000	C	HSBC Finance Capital Trust IX, 5.911%, due 11/30/35	802,780
	1,429,821	@@,#,I	IIRSA Norte Finance Ltd., 8.750%, due 05/30/24	1,594,250
	240,000	@@,#,C	ISA Capital do Brasil SA, 7.875%, due 01/30/12	249,000
	300,000	@@,#,C	ISA Capital do Brasil SA, 8.800%, due 01/30/17	312,750
	430,000	C	JPMorgan Chase & Co., 7.900%, due 04/29/49	404,385

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount				Value
			Diversified Financial Services (continued)
MXN	666,520	@@	JPMorgan Hipotecaria su Casita, 6.100%, due 09/25/35	$192,761
RUB	7,600,000	@@,C	JSC RosBank, 8.000%, due 09/30/09	318,724
	$455,000	@@,#,C	National Gas Co. of Trinidad and Tobago Ltd., 6.050%, due 01/15/36	417,503
	375,000	C,L	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 10.625%, due 04/01/17	301,875
	95,000	#,C	Rainbow National Services, LLC, 8.750%, due 09/01/12	96,900
	600,000	S	SLM Corp., 4.500%, due 07/26/10	555,450
	785,000	@@,+,S,I	Tiers Trust, Discount Note, due 06/15/97	408,074
	460,000	+,C	Vanguard Health Holding Co. I, LLC, Discount Note, due 10/01/15	407,100
				17,003,142
			Electric: 0.8%
	395,000	@@,#,C,S	AES Dominicana Energia Finance SA, 11.000%, due 12/13/15	393,025
	240,000	@@,#,C,S	AES Panama SA, 6.350%, due 12/21/16	241,379
	395,000	C,S	Edison Mission Energy, 7.000%, due 05/15/17	371,300
	470,000	@@,#	EEB International Ltd., 8.750%, due 10/31/14	500,550
BRL	475,000	@@,#	Eletropaulo Metropolitana de Sao Paulo SA, 19.125%, due 06/28/10	319,264
	$1,365,000	@@,#,C	Israel Electric Corp. Ltd., 7.250%, due 01/15/19	1,395,893
	465,000	@@,#	Majapahit Holding BV, 7.250%, due 10/17/11	465,581
	480,000	@@,#	Majapahit Holding BV, 7.750%, due 10/17/16	460,200
PHP	23,800,000	@@	National Power Corp., 5.875%, due 12/19/16	432,000
	$302,000	@@,#,L	National Power Corp., 6.875%, due 11/02/16	291,053
	660,000	@@	National Power Corp., 9.625%, due 05/15/28	754,050
				5,624,295
			Electronics: 0.0%
	155,000	@@,C,L	NXP BV/NXP Funding, LLC, 9.500%, due 10/15/15	135,238
				135,238

Principal Amount			Value
		Entertainment: 0.5%
$150,000	C,S	AMC Entertainment, Inc., 8.000%, due 03/01/14	$133,875
290,000	+,C,S	Cinemark, Inc., Discount Note, due 03/15/14	276,950
310,000	#,±,C,L	Greektown Holdings, LLC, 10.750%, due 12/01/13	230,950
885,000	C,L	Isle of Capri Casinos, Inc., 7.000%, due 03/01/14	628,350
340,000	+,C	Marquee Holdings, Inc., 12.000%, due 08/15/14	268,600
385,000	#,C	Mashantucket Western Pequot Tribe, 8.500%, due 11/15/15	341,688
300,000	C	Mohegan Tribal Gaming Authority, 6.125%, due 02/15/13	274,500
450,000	C,L	Mohegan Tribal Gaming Authority, 8.000%, due 04/01/12	414,000
40,000	C,L	Penn National Gaming, Inc., 6.750%, due 03/01/15	39,000
150,000	C,S,I	Penn National Gaming, Inc., 6.875%, due 12/01/11	151,125
345,000	C	Pinnacle Entertainment, Inc., 8.250%, due 03/15/12	340,688
114,000	#,C	Pokagon Gaming Authority, 10.375%, due 06/15/14	122,835
70,000	C	Vail Resorts, Inc., 6.750%, due 02/15/14	66,500
800,000	+,C,S	WMG Holdings Corp., Discount Note, due 12/15/14	508,000
			3,797,061
		Environmental Control: 0.1%
520,000	C,L	Allied Waste North America, Inc., 7.375%, due 04/15/14	530,400
			530,400
		Food: 0.2%
210,000	C,S	Del Monte Corp., 8.625%, due 12/15/12	214,200
560,000	C,S	Delhaize America, Inc., 9.000%, due 04/15/31	660,978
120,000	C,S	Dole Food Co., Inc., 7.250%, due 06/15/10	109,200
205,000	I	Smithfield Foods, Inc., 7.000%, due 08/01/11	188,088
			1,172,466
		Forest Products & Paper: 0.0%
230,000	C	NewPage Corp., 10.000%, due 05/01/12	234,025
			234,025

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Healthcare-Products: 0.2%
$185,000	#,C,L	Bausch & Lomb, Inc., 9.875%, due 11/01/15	$186,388
200,000		Biomet, Inc., 1.000%, due 10/15/17	214,500
205,000	@@	Fresenius Medical Care Capital Trust, 7.875%, due 06/15/11	213,200
270,000	#,C,S	ReAble Therapeutics Finance, LLC/ReAble Therapeutics Finance Corp., 10.875%, due 11/15/14	270,675
315,000	&,C,S	Universal Hospital Services, Inc., 8.500%, due 06/01/15	316,575
			1,201,338
		Healthcare-Services: 0.3%
240,000	C,L	Community Health Systems, Inc., 8.875%, due 07/15/15	242,700
605,000	C,S	DaVita, Inc., 6.625%, due 03/15/13	583,825
380,000	C	HCA, Inc., 6.375%, due 01/15/15	317,300
240,000	C,L	HCA, Inc., 9.250%, due 11/15/16	247,800
255,000	C,L	Healthsouth Corp., 10.750%, due 06/15/16	275,400
380,000	C,S	Select Medical Corp., 7.625%, due 02/01/15	335,350
95,000	&,C	US Oncology Holdings, Inc., 7.949%, due 03/15/12	75,525
295,000	C,S	US Oncology, Inc., 9.000%, due 08/15/12	294,263
			2,372,163
		Holding Companies-Diversified: 0.0%
65,000	@@,C	Stena AB, 7.500%, due 11/01/13	64,431
			64,431
		Home Builders: 0.1%
180,000	C,S,I	Centex Corp., 5.800%, due 09/15/09	171,900
65,000	C,L	K Hovnanian Enterprises, Inc., 7.750%, due 05/15/13	41,925
125,000	C,L	K Hovnanian Enterprises, Inc., 8.875%, due 04/01/12	91,875
150,000	C,S	Toll Corp., 8.250%, due 12/01/11	145,875
25,000	C	William Lyon Homes, Inc., 7.500%, due 02/15/14	12,875
235,000	C	William Lyon Homes, Inc., 10.750%, due 04/01/13	128,075
			592,525

Principal Amount			Value
		Household Products/Wares: 0.1%
$170,000	C,S	Church & Dwight Co., Inc., 6.000%, due 12/15/12	$162,350
250,000	C,L	Jarden Corp., 7.500%, due 05/01/17	218,750
			381,100
		Iron/Steel: 0.2%
950,000	@@,#	GTL Trade Finance, Inc., 7.250%, due 10/20/17	956,034
145,000	@@,C	Ispat Inland ULC, 9.750%, due 04/01/14	155,002
130,000	#	Steel Dynamics, Inc., 7.375%, due 11/01/12	130,650
			1,241,686
		Leisure Time: 0.0%
170,000	C,I	Leslie's Poolmart, 7.750%, due 02/01/13	159,800
160,000	C,L	Travelport, LLC, 11.875%, due 09/01/16	132,000
			291,800
		Lodging: 0.4%
885,000	C,S,L	Caesars Entertainment, Inc., 7.875%, due 03/15/10	809,775
630,000	#,C	Harrah's Operating Co., Inc., 10.750%, due 02/01/16	526,050
310,000	C	MGM Mirage, 6.625%, due 07/15/15	250,325
345,000	C,L	MGM Mirage, 8.375%, due 02/01/11	334,650
595,000	C,S,L	Station Casinos, Inc., 6.500%, due 02/01/14	345,100
210,000	C,L	Trump Entertainment Resorts, Inc., 8.500%, due 06/01/15	131,775
700,000	C,S	Wynn Las Vegas, LLC, 6.625%, due 12/01/14	644,000
			3,041,675
		Machinery-Diversified: 0.1%
665,000	C,S	Case New Holland, Inc., 7.125%, due 03/01/14	655,025
			655,025
		Media: 0.6%
400,000	C,S	Allbritton Communications Co., 7.750%, due 12/15/12	391,000
300,000	C,S,L	American Media Operations, Inc., 10.250%, due 05/01/09	242,250
10,907	#,C	American Media Operations, Inc., 10.250%, due 05/01/09	8,807
395,000	C,L	CCH I, LLC, 11.000%, due 10/01/15	294,769
225,000	C,S	Dex Media West, LLC, 9.875%, due 08/15/13	203,063

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount				Value
			Media (continued)
	$455,000	C,S,L	Echostar DBS Corp., 6.375%, due 10/01/11	$440,213
	465,000	C	Idearc, Inc., 8.000%, due 11/15/16	294,694
	55,000	C	LIN Television Corp., 6.500%, due 05/15/13	50,600
	850,000	C	Medianews Group, Inc., 6.875%, due 10/01/13	352,750
	590,000	C	Nielsen Finance LLC/Nielsen Finance Co., 10.000%, due 08/01/14	597,375
	340,000	+,C	Nielsen Finance LLC/Nielsen Finance Co., 12.500%, due 08/01/16	235,450
	760,000	C	R.H. Donnelley Corp., 6.875%, due 01/15/13	456,000
	340,000	C,S	Sinclair Broadcast Group, Inc., 8.000%, due 03/15/12	343,400
	160,000	@@,#,C	Videotron Ltd., 9.125%, due 04/15/18	168,000
				4,078,371
			Mining: 0.9%
	1,700,000	@@,#,S,L	ALROSA Finance SA, 8.875%, due 11/17/14	1,827,500
	1,420,000	@@	ALROSA Finance SA, 8.875%, due 11/17/14	1,492,420
	790,000	C	Freeport-McMoRan Copper & Gold, Inc., 8.375%, due 04/01/17	833,450
	230,000	@@,C	Novelis, Inc., 7.250%, due 02/15/15	218,500
	1,580,000	@@,#,C,I	Vedanta Resources PLC, 9.500%, due 07/18/18	1,580,000
				5,951,870
			Miscellaneous Manufacturing: 0.1%
	70,000	C,I	Koppers, Inc., 9.875%, due 10/15/13	73,850
	95,000	C,L	RBS Global, Inc. and Rexnord Corp., 11.750%, due 08/01/16	91,675
	190,000	C,S,L	Sally Holdings, LLC, 9.250%, due 11/15/14	183,350
	200,000	C,L	Sally Holdings, LLC, 10.500%, due 11/15/16	191,500
				540,375
			Multi-National: 0.0%
NZD	165,000	@@	European Investment Bank, 6.250%, due 09/30/10	122,428
NZD	220,000	@@	European Investment Bank, 6.750%, due 11/17/08	166,533
				288,961

Principal Amount				Value
			Municipal: 0.2%
	$1,190,000	@@,#,I	Bayerische Hypo- und Vereinsbank AG for City of Kiev Ukraine, 8.625%, due 07/15/11	$1,224,213
COP	516,000,000	@@,#	Santa Fe de Bogota DC, 9.750%, due 07/26/28	214,145
				1,438,358
			Oil & Gas: 2.0%
	$480,000	#,C	Atlas Energy Resources LLC, 10.750%, due 02/01/18	501,600
	135,000	C,S,L	Berry Petroleum Co., 8.250%, due 11/01/16	137,700
	700,000	C,S	Chesapeake Energy Corp., 6.875%, due 01/15/16	679,000
	175,000	C,S	Denbury Resources, Inc., 7.500%, due 12/15/15	175,000
	265,000	C	Forest Oil Corp., 7.750%, due 05/01/14	267,650
	1,270,000	@@,#,C	GAZ Capital SA, 8.146%, due 04/11/18	1,319,213
	1,270,000	@@,#,I	Gaz Capital SA, 8.625%, due 04/28/34	1,402,588
	256,832	@@,#,C	Gazprom International SA, 7.201%, due 02/01/20	256,832
	1,830,000	@@,#,C	Gazprom OAO, 7.288%, due 08/16/37	1,690,920
	2,480,000	@@,#,I	KazMunaiGaz Finance Sub BV, 9.125%, due 07/02/18	2,476,900
	255,000	C	Newfield Exploration Co., 6.625%, due 09/01/14	240,975
	1,130,000	#,C,I	Pemex Project Funding Master Trust, 6.625%, due 06/15/38	1,126,599
	1,430,000	@@,C	Petrobras International Finance Co., 5.875%, due 03/01/18	1,382,730
	190,000	C	Pride International, Inc., 7.375%, due 07/15/14	190,475
	270,000	C	Quicksilver Resources, Inc., 7.125%, due 04/01/16	252,788
	240,000	C,S	Sabine Pass LNG LP, 7.250%, due 11/30/13	219,600
	350,000	C,S	Sabine Pass LNG LP, 7.500%, due 11/30/16	316,750
	80,000	#,C	SandRidge Energy, Inc., 8.000%, due 06/01/18	80,800
	110,000	#,C,S	Southwestern Energy Co., 7.500%, due 02/01/18	113,730
	531,180	@@,#,S	Tengizchevroil Finance Co. SARL, 6.124%, due 11/15/14	513,917
	340,000	C,S	Tesoro Corp., 6.625%, due 11/01/15	315,350
				13,661,117

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Oil & Gas Services: 0.1%
$255,000	#,C	Helix Energy Solutions Group, Inc., 9.500%, due 01/15/16	$262,650
255,000	#,C	Key Energy Services, Inc., 8.375%, due 12/01/14	261,375
			524,025
		Packaging & Containers: 0.3%
555,000	C,S	Berry Plastics Holding Corp., 8.875%, due 09/15/14	482,850
510,000	C	Crown Americas, LLC and Crown Americas Capital Corp., 7.750%, due 11/15/15	512,550
435,000	C,L	Graham Packaging Co., Inc., 9.875%, due 10/15/14	387,150
510,000	C	Graphic Packaging International Corp., 8.500%, due 08/15/11	495,975
			1,878,525
		Pharmaceuticals: 0.1%
300,000	C	Catalent Pharma Solutions, Inc., 9.500%, due 04/15/15	270,000
75,000	C	Omnicare, Inc., 6.750%, due 12/15/13	70,875
90,000	C	Omnicare, Inc., 6.875%, due 12/15/15	83,700
			424,575
		Pipelines: 0.4%
285,000	C,S,L	Atlas Pipeline Partners LP, 8.125%, due 12/15/15	281,438
455,000	#,C	Copano Energy, LLC/Copano Energy Finance Corp., 7.750%, due 06/01/18	445,900
490,000	C,S,L	Enterprise Products Operating LP, 8.375%, due 08/01/66	490,569
127	#,C	Kern River Funding Corp., 4.893%, due 04/30/18	123
489,000	C,S	Kinder Morgan Energy Partners LP, 7.300%, due 08/15/33	501,782
65,000	#,C,L	MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., 8.750%, due 04/15/18	66,788
315,000	C,L	Williams Cos., Inc., 7.625%, due 07/15/19	332,325
320,000	C	Williams Cos., Inc., 8.125%, due 03/15/12	337,600
			2,456,525

Principal Amount				Value
			Real Estate: 0.0%
	$295,000		iStar Financial, Inc., 3.326%, due 03/16/09	$279,421
				279,421
			Retail: 0.1%
	520,000	C,S	Albertson's, Inc., 8.000%, due 05/01/31	534,472
	800,000	C,L	Claire's Stores, Inc., 10.500%, due 06/01/17	330,000
	110,000	I	Dillard's, Inc., 6.625%, due 11/15/08	110,138
	5,000	C	GSC Holdings Corp., 8.000%, due 10/01/12	5,125
				979,735
			Software: 0.1%
	455,000	C	Fiserv, Inc., 6.125%, due 11/20/12	457,733
				457,733
			Telecommunications: 1.2%
MXN	8,400,000	@@	America Movil SAB de CV, 8.460%, due 12/18/36	667,561
	$35,000	C,S	American Tower Corp., 7.125%, due 10/15/12	35,525
	330,000	C,L	American Tower Corp., 7.500%, due 05/01/12	334,950
	705,000	C,S	Citizens Communications Co., 6.250%, due 01/15/13	657,413
	505,000	#,C,L	Fairpoint Communications, Inc., 13.125%, due 04/01/18	497,425
	1,505,000	C	Nextel Communications, Inc., 7.375%, due 08/01/15	1,249,962
	220,000	@@,C,L	NTL Cable PLC, 8.750%, due 04/15/14	207,900
	480,000	@@,C	NTL Cable PLC, 9.125%, due 08/15/16	452,400
	825,000	C	Qwest Corp., 8.875%, due 03/15/12	845,625
	400,000	C,I	Rural Cellular Corp., 9.875%, due 02/01/10	411,860
	425,000	C	Sprint Capital Corp., 8.750%, due 03/15/32	405,790
PEN	1,194,600	@@,#	Telefonica del Peru SAA, 8.000%, due 04/11/16	427,067
	$1,130,000	@@,#,L	VIP FIN (Vimpelcom), 9.125%, due 04/30/18	1,113,407
	140,000	C,L	West Corp., 9.500%, due 10/15/14	126,700
	395,000	C,S	Windstream Corp., 8.125%, due 08/01/13	395,988
	260,000	C,S	Windstream Corp., 8.625%, due 08/01/16	260,650
				8,090,223
			Textiles: 0.0%
	120,000	#,C	Invista, 9.250%, due 05/01/12	123,300
				123,300

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Transportation: 0.2%
$480,000	#,C	Panama Canal Railway Co., 7.000%, due 11/01/26	$434,400
870,000	@@,#,C	TGI International Ltd., 9.500%, due 10/03/17	934,163
			1,368,563
Total Corporate Bonds/Notes (Cost $120,742,276)			116,068,451
U.S. GOVERNMENT AGENCY OBLIGATIONS: 15.3%
		Federal Home Loan Mortgage Corporation: 3.3%
265,808	C,S	2.908%, due 02/15/29	265,146
164,202	C	2.958%, due 03/15/32	163,572
612,872	C,S	2.958%, due 01/15/33	610,761
815,260	C,S	3.300%, due 11/15/26	810,228
134,471	C,S	3.408%, due 08/15/31	136,058
110,636	C,S	3.408%, due 02/15/32	112,100
657,020	C,S	3.438%, due 02/15/32	666,377
222,909	C,S	3.458%, due 02/15/32	226,704
201,980	C,S	3.458%, due 03/15/32	204,627
55,302	C,S	3.500%, due 10/15/22	55,255
144,841	C,S	3.500%, due 09/15/25	144,345
518,946	C,S,^	3.693%, due 07/15/25	35,066
231,396	C,S,^	3.693%, due 02/15/26	16,277
744,657	C,S,^	3.693%, due 07/15/35	47,792
3,000,000		3.750%, due 06/28/13	2,948,346
61,360	C,S	4.000%, due 05/15/24	61,406
417,749	S	4.500%, due 02/01/18	408,793
802,105		4.500%, due 05/01/19	782,403
191,971	S	4.500%, due 02/01/20	186,776
262,844	S,^	4.793%, due 04/15/33	20,053
42,719	S	5.000%, due 01/01/20	42,413
300,196	S	5.000%, due 02/01/20	298,041
764,000	C,S	5.000%, due 09/15/23	745,172
202,002	C,S	5.000%, due 04/15/24	203,762
585,851	S	5.000%, due 08/01/33	565,083
860,000	C,S	5.000%, due 02/15/34	809,580
870,000	C,S	5.000%, due 11/15/34	814,922
150,605	S	5.000%, due 12/01/34	145,266
927,000	C,S	5.000%, due 02/15/35	866,051
654,996	C,S,^	5.193%, due 03/15/29	54,731
726,010	C,S,^	5.243%, due 03/15/29	60,095
620,000		5.250%, due 05/21/09	632,975
216,634	S	5.500%, due 01/01/18	219,581
543,336	C,S	5.500%, due 11/15/25	550,710
391,902	S	5.500%, due 12/01/32	388,595
407,819	S	5.500%, due 12/01/34	403,359
500,437	S	6.000%, due 04/01/17	512,871
188,183	C,S	6.000%, due 05/15/17	196,078
816,856	S	6.000%, due 09/01/24	832,549
300,273	C,S	6.000%, due 05/15/31	307,288
91,147	S,^	6.000%, due 12/01/31	25,974
158,683	S,^	6.000%, due 12/15/32	47,144
134,689	S	6.000%, due 03/01/33	136,981
269,379	S,^	6.000%, due 03/01/33	71,497
210,458	S	6.000%, due 02/01/34	213,446
890,412	C,S,^	6.493%, due 08/15/29	93,416
53,727	S	6.500%, due 04/01/18	55,951
306,557	S	6.500%, due 04/01/21	319,179
106,380	S	6.500%, due 02/01/22	110,780

Principal Amount			Value
$110,354	S	6.500%, due 09/01/22	$114,917
1,452,447	C,S	6.500%, due 12/15/23	1,522,013
201,639	C,S	6.500%, due 04/15/28	211,360
73,457	C,S	6.500%, due 06/15/31	77,165
753,927	C,S	6.500%, due 02/15/32	791,791
368,857	C,S	6.500%, due 06/15/32	391,822
32,766	S	6.500%, due 08/01/32	34,081
106,292	S	6.500%, due 07/01/34	109,994
352,971	C,S	6.750%, due 02/15/24	375,226
471,046	C,S	7.000%, due 09/15/26	500,789
76,484	C,S,^	7.000%, due 03/15/28	19,882
450,624	C,S,^	7.000%, due 04/15/28	121,044
389,861	C,S	7.500%, due 09/15/22	418,174
104,886	C,S	15.372%, due 06/15/34	113,331
175,339	C,S	15.739%, due 08/15/35	193,549
			22,620,713
		Federal National Mortgage Association: 11.4%
41,397	S	2.883%, due 11/25/33	41,295
79,183	S	2.981%, due 10/18/32	78,927
150,551		2.983%, due 03/25/17	151,328
1,283,573	S	2.983%, due 12/25/31	1,279,573
68,036	S	3.000%, due 04/25/13	67,913
2,501	S	3.000%, due 06/25/22	2,496
3,045,000	L	3.250%, due 04/09/13	2,933,309
250,144	S	3.483%, due 12/25/31	254,809
157,844	S	3.483%, due 04/25/32	160,382
658,343	S	3.483%, due 09/25/32	672,250
329,180	S	3.483%, due 12/25/32	334,512
2,581,519	S,^	3.568%, due 10/25/35	171,826
520,000		3.875%, due 07/12/13	513,583
768,942	S,^	3.988%, due 08/25/36	71,810
156,738	S	4.000%, due 03/25/25	156,737
3,789,863	^	4.088%, due 06/25/36	355,632
3,632,859	^	4.118%, due 06/25/36	338,422
370,656	S,^	4.218%, due 05/25/35	29,637
698,819	S,^	4.218%, due 10/25/35	67,754
629,957	S,^	4.218%, due 12/25/35	57,850
144,337	S,^	4.218%, due 12/25/36	14,759
326,171	S,^	4.268%, due 08/25/25	29,132
132,035	S,^	4.268%, due 05/25/35	10,612
640,000	S	4.500%, due 11/25/14	643,052
770,000	S	4.500%, due 05/25/15	773,757
258,272		4.500%, due 01/01/19	252,654
89,068	S	4.500%, due 03/01/19	87,131
292,459		4.500%, due 11/01/19	286,098
307,096	S	4.500%, due 02/01/20	299,649
1,288,908		4.500%, due 06/01/20	1,257,652
519,503		4.500%, due 08/01/20	508,204
271,729	S	4.500%, due 07/25/24	272,289
400,000	S	4.500%, due 08/25/25	375,918
1,449,027	S,^	4.718%, due 05/25/36	162,591
617,639	S,^	4.748%, due 09/25/36	51,613
340,477	S	5.000%, due 12/01/17	340,207
1,494,021		5.000%, due 12/01/17	1,492,838
218,531		5.000%, due 02/01/18	218,290
192,633		5.000%, due 03/01/18	192,420
442,818	S	5.000%, due 03/01/18	442,329
181,249		5.000%, due 03/01/18	181,049
228,417		5.000%, due 04/01/18	228,165
463,492	S	5.000%, due 04/01/18	462,980
82,558		5.000%, due 06/01/18	82,467
122,134	S	5.000%, due 06/01/18	121,999

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Federal National Mortgage Association (continued)
$225,169	S	5.000%, due 07/01/18	$224,991
299,216	S	5.000%, due 11/01/18	298,886
504,821	S	5.000%, due 08/01/19	503,002
913,611		5.000%, due 09/01/20	909,150
173,396		5.000%, due 12/01/32	167,411
769,432	S	5.000%, due 06/01/33	742,396
229,641	S	5.000%, due 07/01/33	221,573
436,567		5.000%, due 08/01/33	421,228
4,983,267		5.000%, due 11/01/33	4,808,171
1,920,661		5.000%, due 08/01/34	1,842,973
302,345		5.000%, due 09/01/35	291,721
2,195,000	W	5.000%, due 07/01/37	2,104,114
2,672,772	^	5.148%, due 03/25/23	307,234
1,027,783	S,^	5.268%, due 07/25/31	124,858
552,986	S,^	5.268%, due 02/25/32	60,098
3,564,259		5.291%, due 10/01/36	3,621,768
235,319	S,^	5.468%, due 07/25/32	23,041
140,000	W	5.500%, due 07/15/19	140,941
282,991	S	5.500%, due 09/01/19	287,011
698,000	S	5.500%, due 03/25/23	699,181
992,000	S	5.500%, due 04/25/23	984,759
369,773	S	5.500%, due 09/01/24	369,403
160,000	S	5.500%, due 11/25/25	159,509
966,903	S	5.500%, due 08/25/26	979,534
355,184	S	5.500%, due 12/25/26	361,558
420,789	S	5.500%, due 08/25/27	428,111
5,058,481	S	5.500%, due 01/01/33	5,019,653
4,567,961	S	5.500%, due 02/01/33	4,532,898
162,533	S	5.500%, due 03/01/33	161,184
456,135	S,^	5.500%, due 05/01/33	109,235
955,242		5.500%, due 06/01/33	947,312
1,412,614	S,^	5.500%, due 06/25/33	315,878
201,162	S	5.500%, due 07/01/33	199,493
1,810,086		5.500%, due 07/01/33	1,795,061
2,111,630	S	5.500%, due 08/01/33	2,094,102
681,688	S,^	5.500%, due 08/01/33	160,097
222,471	S	5.500%, due 11/01/33	220,624
131,424	S	5.500%, due 12/01/33	130,333
264,526	S	5.500%, due 02/01/34	261,834
5,975,000	W	5.500%, due 07/15/34	5,890,041
822,313	S,^	5.618%, due 12/25/33	125,712
137,079	S,^	5.768%, due 02/25/33	20,945
186,313	S	6.000%, due 03/25/17	193,810
262,646	S	6.000%, due 06/01/17	270,189
309,638		6.000%, due 12/01/18	318,628
2,864,000		6.000%, due 07/15/20	2,936,047
161,127		6.000%, due 05/01/21	165,402
602,874	S	6.000%, due 04/25/23	617,040
602,097	S	6.000%, due 07/01/24	613,162
84,318		6.000%, due 09/01/24	85,867
389,721	S	6.000%, due 12/01/28	396,960
766,587		6.000%, due 11/01/29	780,490
268,100	S	6.000%, due 01/25/32	275,941
3,414,053	S	6.000%, due 09/01/32	3,467,865
178,873	S	6.000%, due 11/01/32	181,916
382,621	S,^	6.000%, due 02/01/33	85,760
394,114	S,^	6.000%, due 03/01/33	88,661
650,033	S	6.000%, due 04/01/33	659,670
1,111,773	S	6.000%, due 10/01/33	1,129,297
313,589	S,^	6.000%, due 10/01/33	84,355
583,106	S,^	6.000%, due 12/01/33	157,032
724,198	S,^	6.000%, due 08/01/35	171,119

Principal Amount				Value
	$269,829	S,^	6.000%, due 09/01/35	$63,760
	89,175		6.500%, due 05/01/17	93,042
	426,678	S	6.500%, due 06/01/17	445,314
	308,876	S	6.500%, due 10/25/28	324,595
	234,534		6.500%, due 11/01/28	244,094
	121,792	S	6.500%, due 12/01/28	126,757
	113,344	S	6.500%, due 04/25/29	119,072
	199,747	S	6.500%, due 11/25/29	206,330
	675,917		6.500%, due 12/01/29	703,469
	374,194	S	6.500%, due 09/25/30	393,112
	207,040	S	6.500%, due 04/01/31	215,480
	213,288	S	6.500%, due 10/25/31	224,421
	102,259	S	6.500%, due 01/25/32	106,966
	1,306,153	S,^	6.500%, due 02/01/32	338,359
	240,898	S	6.500%, due 04/25/32	252,741
	27,577	S	7.000%, due 09/01/14	28,943
	94,423	S	7.000%, due 11/01/17	99,091
	183,862	S,^	7.000%, due 02/01/28	51,700
	118,366		7.000%, due 01/01/30	125,708
	607,178		7.000%, due 12/01/32	641,782
	245,845	S,^	7.000%, due 03/25/33	65,381
	287,822		7.000%, due 04/01/33	305,676
	197,972	S,^	7.000%, due 04/25/33	46,155
	556,015		7.000%, due 04/01/34	588,350
	258,477	S,^	7.500%, due 01/01/24	73,402
	129,640		7.500%, due 09/01/32	139,963
	320,174		7.500%, due 01/01/33	345,875
	165,044	S	10.669%, due 05/25/35	159,308
	270,884	S	15.097%, due 06/25/36	290,448
	233,840	S	15.098%, due 06/25/36	244,970
	162,588	S	15.464%, due 03/25/36	177,362
				79,515,761
			Government National Mortgage Association: 0.4%
	414,926		5.000%, due 04/15/34	403,633
	293,455		5.500%, due 04/15/33	293,309
	67,017		5.500%, due 07/15/33	66,984
	131,661		5.500%, due 04/15/34	131,472
	316,755		6.000%, due 10/20/34	321,902
	632,473	C	6.500%, due 12/16/31	663,635
	100,302		6.500%, due 02/20/35	103,547
	214,968	C	8.000%, due 01/16/30	234,177
	858,969	C	8.000%, due 02/16/30	932,673
				3,151,332
			Other U.S. Agency Obligations: 0.2%
	2,233,000	S,Z	Resolution Funding Corp., 6.400%, due 01/15/21	1,230,937
				1,230,937
Total U.S. Government Agency Obligations (Cost $105,089,436)				106,518,743
U.S. TREASURY OBLIGATIONS: 0.2%
			U.S. Treasury Bonds: 0.2%
	55,000		4.500%, due 02/15/36	54,626
	310,000		5.375%, due 02/15/31	344,536
NGN	85,700,000	@@,I	9.350%, due 08/31/17	698,269
				1,097,431

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount				Value
			U.S. Treasury Notes: 0.0%
NGN	40,200,000	@@,I	9.500%, due 02/23/12	$340,872
				340,872
Total U.S. Treasury Obligations (Cost $1,412,919)				1,438,303
ASSET-BACKED SECURITIES: 1.4%
			Automobile Asset-Backed Securities: 0.5%
	$221,000	C,I	Americredit Prime Automobile Receivables, 5.620%, due 09/08/14	175,281
	430,000	C	Capital Auto Receivables Asset Trust, 3.740%, due 03/15/11	429,009
	44,000	C	Capital Auto Receivables Asset Trust, 5.150%, due 09/17/12	41,472
	222,000	C	Capital One Auto Finance Trust, 2.488%, due 05/15/13	197,299
	1,018,935	C,S	Capital One Prime Auto Receivables Trust, 2.478%, due 04/15/11	1,016,622
	430,000	C	Daimler Chrysler Auto Trust, 3.810%, due 07/08/11	431,335
	790,000	C	Hyundai Auto Receivables Trust, 4.160%, due 05/16/11	793,610
	150,000	@@,#,C,I	Taganka Car Loan Finance PLC, 5.756%, due 11/14/13	140,250
				3,224,878
			Home Equity Asset-Backed Securities: 0.2%
	54,752	C,S	ACE Securities Corp., 2.663%, due 11/25/35	54,298
	130,000	C,S	Ameriquest Mortgage Securities, Inc., 2.583%, due 10/25/36	118,926
	226,496	C,S	Argent Securities, Inc., 2.963%, due 05/25/34	202,011
	174,680	C,S	Centex Home Equity, 2.583%, due 06/25/36	171,387
	86,164	C	HFC Home Equity Loan Asset-Backed Certificates, 2.742%, due 01/20/35	79,826
	176,000	C	Home Equity Mortgage Trust, 5.363%, due 06/25/35	88,962
	78,498	C	Home Equity Mortgage Trust, 5.500%, due 01/25/37	25,229
	90,000	C	Household Home Equity Loan Trust, 2.592%, due 03/20/36	86,064
	310,000	C	MASTR Asset-Backed Securities Trust, 2.583%, due 08/25/36	267,443

Principal Amount			Value
$330,000	C	Option One Mortgage Loan Trust, 2.583%, due 07/25/36	$317,482
240,000	C,S	Residential Asset Securities Corp., 2.583%, due 09/25/36	232,197
39,780	#,C	Terwin Mortgage Trust, 4.500%, due 05/25/37	18,028
			1,661,853
		Other Asset-Backed Securities: 0.7%
182,379	C,S	Argent Securities, Inc., 2.583%, due 06/25/36	177,752
86,051	C,S	Chase Funding Mortgage Loan Asset-Backed Certificates, 3.043%, due 02/25/33	85,355
140,000	C	Citigroup Mortgage Loan Trust, Inc., 2.583%, due 10/25/36	130,503
33,204	C,S	Citigroup Mortgage Loan Trust, Inc., 5.536%, due 03/25/36	33,194
148,861	C,S	Countrywide Asset-Backed Certificates, 2.513%, due 01/25/46	147,683
230,000	C,S	Countrywide Asset-Backed Certificates, 2.603%, due 06/25/37	205,664
5,912	C,S	Countrywide Asset-Backed Certificates, 2.683%, due 05/25/36	5,880
60,000	C,S	Countrywide Asset-Backed Certificates, 5.363%, due 05/25/36	54,652
370,000	C,S	Countrywide Asset-Backed Certificates, 5.382%, due 05/25/36	322,244
18,753	C	Countrywide Home Equity Loan Trust, 2.608%, due 11/15/36	8,919
48,406	C	Countrywide Home Equity Loan Trust, 2.688%, due 12/15/35	21,602
200,258	C	First Franklin Mortgage Loan Asset-Backed Certificates, 2.603%, due 09/25/26	63,749
8,174	C	First Franklin Mortgage Loan Asset-Backed Certificates, 2.533%, due 04/25/36	8,145
190,000	C	First Franklin Mortgage Loan Asset-Backed Certificates, 2.573%, due 07/25/36	182,724

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Other Asset-Backed Securities (continued)
$100,000	C	First Franklin Mortgage Loan Asset-Backed Certificates, 2.593%, due 06/25/36	$95,161
170,382	C,S	First Franklin Mortgage Loan Asset-Backed Certificates, 2.693%, due 11/25/35	169,219
1,110,000	@@,#,C,I	ICE EM CLO, 4.654%, due 08/15/22	784,437
930,000	@@,#,C,I	ICE EM CLO, 5.954%, due 08/15/22	657,231
930,000	@@,#,C,I	ICE EM CLO, 7.954%, due 08/15/22	628,308
53,993	C,S	Lehman XS Trust, 5.180%, due 08/25/35	54,214
100,000	C	Popular Mortgage Pass-through Trust, 5.680%, due 01/25/36	99,861
21,092	C,S	Residential Asset Mortgage Products, Inc., 2.563%, due 07/25/36	20,920
148,377	C	Securitized Asset-Backed Receivables, LLC Trust, 2.713%, due 02/25/37	100,808
96,982	C,S	Specialty Underwriting & Residential Finance, 2.733%, due 06/25/36	96,444
320,000	@@,#,I	Start CLO Ltd., 19.677%, due 06/07/11	281,600
190,000	C,S	Wells Fargo Home Equity Trust, 2.583%, due 07/25/36	186,208
			4,622,477
Total Asset-Backed Securities (Cost $10,543,952)			9,509,208
COLLATERALIZED MORTGAGE OBLIGATIONS: 13.2%
400,000	C,S	Banc of America Commercial Mortgage, Inc., 5.317%, due 09/10/47	394,675
720,000	C	Banc of America Commercial Mortgage, Inc., 5.745%, due 02/10/51	687,096
1,130,000	C	Banc of America Commercial Mortgage, Inc., 5.812%, due 02/10/51	1,036,071
160,000	C	Banc of America Commercial Mortgage, Inc., 6.201%, due 02/10/51	143,590
160,000	C	Banc of America Commercial Mortgage, Inc., 6.201%, due 02/10/51	154,826

Principal Amount			Value
$428,234	C,S	Banc of America Mortgage Securities, Inc., 4.606%, due 06/25/33	$427,262
687,057	C,I	Bear Stearns Adjustable Rate Mortgage Trust, 4.388%, due 05/25/34	646,271
619,703	C	Bear Stearns Adjustable Rate Mortgage Trust, 5.028%, due 11/25/34	601,825
600,523	C,S	Chase Mortgage Finance Corp., 4.572%, due 02/25/37	574,695
670,000	C	Chase Mortgage Finance Corp., 6.000%, due 11/25/36	598,211
51,293	C	Chaseflex Trust, 2.493%, due 09/25/36	50,039
180,000	C	Citigroup Commercial Mortgage Trust, 5.700%, due 12/10/49	177,724
490,000	C	Citigroup Commercial Mortgage Trust, 5.915%, due 03/15/49	477,711
630,000	C	Citigroup Commercial Mortgage Trust, 6.096%, due 12/10/49	616,644
1,087,679	C	Citigroup Mortgage Loan Trust, Inc., 4.900%, due 10/25/35	1,056,619
768,978	C	Citigroup Mortgage Loan Trust, Inc., 4.952%, due 05/25/35	732,899
1,378,669	C	Citigroup Mortgage Loan Trust, Inc., 5.196%, due 08/25/35	1,279,296
790,808	C,I	Citigroup Mortgage Loan Trust, Inc., 5.500%, due 03/25/36	541,939
1,574,386	C	Citigroup Mortgage Loan Trust, Inc., 5.526%, due 03/25/36	1,468,681
720,802	C,I	Citigroup Mortgage Loan Trust, Inc., 5.591%, due 03/25/36	521,969
1,350,000	C	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.205%, due 12/11/49	1,314,836
970,000	C	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.366%, due 12/11/49	862,100
460,000	C	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.398%, due 12/11/49	358,907
367,150	C,S	Citimortgage Alternative Loan Trust, 2.933%, due 10/25/36	306,839
384,065	C,S	Citimortgage Alternative Loan Trust, 5.250%, due 03/25/21	368,675

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$520,265	C	Citimortgage Alternative Loan Trust, 5.500%, due 10/25/21	$493,137
1,001,314	C	Citimortgage Alternative Loan Trust, 6.000%, due 02/25/37	922,474
700,000	C	Commercial Mortgage Pass-through Certificates, 5.816%, due 12/10/49	671,443
605,880	C	Countrywide Alternative Loan Trust, 5.500%, due 11/25/35	557,260
541,113	C	Countrywide Alternative Loan Trust, 5.500%, due 12/25/35	497,686
1,007,909	C,S	Countrywide Alternative Loan Trust, 5.500%, due 05/25/37	933,087
2,597,079	C	Countrywide Alternative Loan Trust, 6.000%, due 02/25/37	2,160,744
289,065	C,S	Countrywide Alternative Loan Trust, 6.500%, due 08/25/32	254,597
598,310	C	Countrywide Home Loan Mortgage Pass-Through Trust, 5.702%, due 06/25/47	591,243
792,482	C,S	Countrywide Home Loan Mortgage Pass-through Trust, 4.130%, due 01/19/34	786,217
235,739	C,I	Countrywide Home Loan Mortgage Pass-through Trust, 5.490%, due 01/25/36	214,171
540,000	C,S	Countrywide Home Loan Mortgage Pass-through Trust, 5.500%, due 09/25/35	496,771
310,000	C,S	Countrywide Home Loan Mortgage Pass-through Trust, 5.500%, due 11/25/35	271,714
37,460	C	Countrywide Home Loan Mortgage Pass-through Trust, 5.611%, due 12/20/35	28,993
264,798	C	Countrywide Home Loan Mortgage Pass-through Trust, 5.694%, due 04/25/37	247,353
1,999,704	C	Countrywide Home Loan Mortgage Pass-through Trust, 6.094%, due 09/25/47	1,956,357
642,439	C,I	Countrywide Home Loan Mortgage Pass-through Trust, 6.094%, due 09/25/47	638,529

Principal Amount			Value
$152,534	C,I	Countrywide Home Loan Mortgage Pass-through Trust, 6.230%, due 11/25/37	$116,595
151,302	C,I	Countrywide Home Loan Mortgage Pass-through Trust, 6.402%, due 11/25/37	117,228
707,105	C,I	Countrywide Home Loans, 5.932%, due 09/25/47	548,363
179,771	C,I	Countrywide Home Loans, 6.005%, due 09/25/37	145,630
452,040	C,I	Countrywide Home Loans, 6.204%, due 09/25/37	357,175
288,736	#,C,I	Deutsche Alternative-A Securities, Inc. Alternate Loan Trust, 2.983%, due 01/27/37	190,653
86,971	C,S	Deutsche Alternative-A Securities, Inc. Alternate Loan Trust, 5.961%, due 06/25/36	86,190
373,326	C,S	Deutsche Alternative-A Securities, Inc. Alternate Loan Trust, 6.005%, due 10/25/36	367,684
28,828	C,S	Deutsche Alternative-A Securities, Inc. Alternate Loan Trust, 6.360%, due 07/25/36	28,367
213,130	@@,I	Dominican Republic, 9.040%, due 01/23/18	219,391
210,556	C	First Horizon Alternative Mortgage Securities, 5.500%, due 04/25/37	203,592
295,000	C	GE Capital Commercial Mortgage Corp., 4.433%, due 07/10/39	294,456
233,000	C	GMAC Commercial Mortgage Securities, Inc., 7.182%, due 05/15/30	232,188
962,000	C	Greenwich Capital Commercial Funding Corp., 5.381%, due 03/10/39	941,980
840,000	C	Greenwich Capital Commercial Funding Corp., 5.736%, due 12/10/49	795,795
1,200,000	C	GS Mortgage Securities Corp. II, 5.479%, due 11/10/39	1,191,171
188,786	C	GSR Mortgage Loan Trust, 4.485%, due 05/25/34	185,216
825,874	C	GSR Mortgage Loan Trust, 4.560%, due 09/25/35	791,583
596,774	C	GSR Mortgage Loan Trust, 4.689%, due 09/25/35	589,404

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$589,323	C,I	GSR Mortgage Loan Trust, 5.832%, due 03/25/37	$569,382
4,118,875	C	GSR Mortgage Loan Trust, 5.998%, due 03/25/37	3,803,329
105,811	C	Indymac Index Mortgage Loan Trust, 5.337%, due 01/25/36	74,661
1,090,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 5.466%, due 06/12/47	975,370
110,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 5.502%, due 06/12/47	86,428
1,430,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 6.068%, due 02/12/51	1,384,438
550,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 6.799%, due 02/12/51	470,408
850,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 6.799%, due 02/12/51	819,165
381,798	C	JP Morgan Commercial Mortgage Finance Corp., 7.770%, due 10/15/32	393,435
499,321	C	JP Morgan Mortgage Trust, 5.673%, due 04/25/36	386,634
337,594	C,I	JP Morgan Mortgage Trust, 6.024%, due 05/25/37	243,490
490,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.305%, due 01/15/49	477,458
770,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.992%, due 06/15/49	763,932
1,073,151	C,I	JPMorgan Mortgage Trust, 5.299%, due 07/25/35	1,036,411
1,140,000	C	LB-UBS Commercial Mortgage Trust, 5.318%, due 02/15/40	1,115,726
450,000	C	LB-UBS Commercial Mortgage Trust, 6.317%, due 04/15/41	425,225
351,364	C	MASTR Adjustable Rate Mortgages Trust, 4.857%, due 04/25/36	345,858
33,312	C	MASTR Alternative Loans Trust, 6.000%, due 07/25/34	30,366

Principal Amount				Value
	$966,784	C	MASTR Asset Securitization Trust, 2.933%, due 10/25/36	$876,161
	200,000	C	Merrill Lynch Mortgage Trust, 5.658%, due 05/12/39	167,354
	428,787	C,I	MLCC Mortgage Investors, Inc., 5.812%, due 09/25/37	385,908
	774,174	C	MLCC Mortgage Investors, Inc., 6.073%, due 10/25/36	749,304
	41,588	C	Nomura Asset Securities Corp., 6.590%, due 03/15/30	41,785
EUR	31,763	@@,I	Piazza Vittoria Finance Srl, 4.679%, due 07/20/10	50,010
	$29,400	C,I	Residential Accredit Loans, Inc., 5.384%, due 04/25/35	19,635
	89,436	C,S	Residential Accredit Loans, Inc., 5.750%, due 01/25/33	87,072
	834,040	C	Residential Accredit Loans, Inc., 5.750%, due 04/25/37	799,646
	105,269	C	Residential Accredit Loans, Inc., 6.000%, due 05/25/36	101,753
	184,400	C	Residential Accredit Loans, Inc., 6.000%, due 09/25/36	183,290
	600,000	C	Residential Asset Securitization Trust, 5.500%, due 12/25/35	487,556
	1,090,046	C	Residential Asset Securitization Trust, 6.000%, due 06/25/35	992,093
	261,431	C,S	Residential Asset Securitization Trust, 6.000%, due 09/25/36	258,798
	210,646	C	Residential Asset Securitization Trust, 6.250%, due 11/25/36	182,989
	529,268	C,I	Residential Funding Mortgage Securities I, 5.777%, due 07/27/37	396,185
	417,000	C	SLM Student Loan Trust, 3.176%, due 06/15/39	177,681
	113,774	C	Structured Asset Mortgage Investments, Inc., 2.983%, due 09/19/32	74,059
	710,120	C	Suntrust Adjustable Rate Mortgage Loan Trust, 5.659%, due 06/25/37	689,786
	1,647,337	C	Suntrust Adjustable Rate Mortgage Loan Trust, 5.829%, due 02/25/37	1,513,419
	296,000	C,S	Wachovia Bank Commercial Mortgage Trust, 5.275%, due 11/15/48	291,325

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$802,248	C	Wachovia Mortgage Loan Trust, LLC, 5.978%, due 03/20/37	$791,734
186,341	C	Washington Mutual Alternative Mortgage Pass-through Certificates, 4.361%, due 04/25/47	125,538
2,253,409	C	Washington Mutual Alternative Mortgage Pass-through Certificates, 5.348%, due 03/25/37	2,104,030
3,207,192	C	Washington Mutual Alternative Mortgage Pass-through Certificates, 5.473%, due 02/25/37	3,026,131
301,685	C,S	Washington Mutual Mortgage Pass-through Certificates, 4.046%, due 09/25/33	288,822
210,000	C	Washington Mutual Mortgage Pass-through Certificates, 4.056%, due 10/25/33	205,299
274,874	C	Washington Mutual Mortgage Pass-through Certificates, 4.368%, due 11/25/46	187,371
653,285	C	Washington Mutual Mortgage Pass-through Certificates, 4.833%, due 10/25/35	635,153
652,244	C,S	Washington Mutual Mortgage Pass-through Certificates, 5.053%, due 12/25/35	635,484
1,858,214	C	Washington Mutual Mortgage Pass-through Certificates, 5.502%, due 09/25/36	1,782,441
161,737	C	Washington Mutual Mortgage Pass-through Certificates, 5.622%, due 11/25/36	153,993
2,143,762	C	Washington Mutual Mortgage Pass-through Certificates, 5.622%, due 12/25/36	2,012,013
276,477	C	Washington Mutual Mortgage Pass-through Certificates, 5.622%, due 12/25/36	245,023

Principal Amount			Value
$371,168	C	Washington Mutual Mortgage Pass-through Certificates, 5.647%, due 11/25/36	$270,747
170,861	C	Washington Mutual Mortgage Pass-through Certificates, 5.658%, due 05/25/37	159,452
687,185	C	Washington Mutual Mortgage Pass-through Certificates, 5.665%, due 03/25/37	499,689
952,353	C	Washington Mutual Mortgage Pass-through Certificates, 5.698%, due 06/25/37	884,141
231,878	C	Washington Mutual Mortgage Pass-through Certificates, 5.714%, due 02/25/37	162,776
109,534	C	Washington Mutual Mortgage Pass-through Certificates, 5.759%, due 11/25/36	78,405
1,965,360	C	Washington Mutual Mortgage Pass-through Certificates, 5.774%, due 02/25/37	1,783,440
117,409	C	Washington Mutual Mortgage Pass-through Certificates, 5.867%, due 02/25/37	102,758
574,676	C	Washington Mutual Mortgage Pass-through Certificates, 5.878%, due 07/25/37	517,170
1,195,664	C	Washington Mutual Mortgage Pass-through Certificates, 5.882%, due 08/25/46	1,158,256
901,325	C	Washington Mutual Mortgage Pass-through Certificates, 5.933%, due 09/25/36	896,017
1,852,311	C	Wells Fargo Mortgage-Backed Securities Trust, 4.018%, due 12/25/34	1,828,207
91,040	C	Wells Fargo Mortgage-Backed Securities Trust, 4.365%, due 09/25/34	88,640
233,095	C	Wells Fargo Mortgage-Backed Securities Trust, 4.553%, due 11/25/34	170,500
178,476	C	Wells Fargo Mortgage-Backed Securities Trust, 5.005%, due 07/25/36	136,965
1,864,771	C	Wells Fargo Mortgage-Backed Securities Trust, 5.540%, due 04/25/36	1,810,658

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$629,651	C	Wells Fargo Mortgage-Backed Securities Trust, 5.561%, due 07/25/36	$462,209
3,044,288	C	Wells Fargo Mortgage-Backed Securities Trust, 5.595%, due 07/25/36	2,933,883
423,343	C	Wells Fargo Mortgage-Backed Securities Trust, 5.646%, due 07/25/36	322,296
2,557,778	C	Wells Fargo Mortgage-Backed Securities Trust, 5.752%, due 09/25/36	2,484,442
1,830,000	C	Wells Fargo Mortgage-Backed Securities Trust, 5.752%, due 09/25/36	1,672,109
229,020	C	Wells Fargo Mortgage-Backed Securities Trust, 6.143%, due 10/25/34	228,499
587,212	C,S	Wells Fargo Mortgage-Backed Securities Trust, 3.833%, due 10/25/34	583,252
1,535,098	C	Wells Fargo Mortgage-Backed Securities Trust, 4.526%, due 04/25/35	1,470,337
427,947	C,S	Wells Fargo Mortgage-Backed Securities Trust, 4.944%, due 10/25/35	412,941
448,207	C	Wells Fargo Mortgage-Backed Securities Trust, 5.240%, due 04/25/36	431,664
295,578	C	Wells Fargo Mortgage-Backed Securities Trust, 5.595%, due 07/25/36	288,906
298,209	C,S	Wells Fargo Mortgage-Backed Securities Trust, 6.000%, due 10/25/36	298,764
959,898	C,S	Wells Fargo Mortgage-Backed Securities Trust, 6.099%, due 09/25/36	931,886
Total Collateralized Mortgage Obligations (Cost $91,226,324)			91,713,403

Principal Amount				Value
OTHER BONDS: 23.2%
			Foreign Government Bonds: 23.2%
EGP	4,845,000	#,L	Arab Republic of Egypt, 8.750%, due 07/18/12	$880,785
	$1,290,000		Argentina Government International Bond, 1.318%, due 12/15/35	128,355
	836,250	L	Argentina Government International Bond, 3.092%, due 08/03/12	781,246
	2,026,000		Argentina Government International Bond, 7.000%, due 03/28/11	1,775,283
	250,000		Argentina Government International Bond, 7.000%, due 09/12/13	194,563
	150,000		Argentina Government International Bond, 7.000%, due 10/03/15	105,150
EUR	705,000	#	Austria Government International Bond, 4.000%, due 09/15/16	1,050,408
	$900,000	#,L	Banco Nacional de Desenvolvimento Economico e Social, 6.369%, due 06/16/18	900,000
EUR	655,000		Belgium Government International Bond, 5.000%, due 03/28/35	1,010,672
	$4,565,000		Brazil Government International Bond, 8.000%, due 01/15/18	5,078,791
	1,425,000		Brazil Government International Bond, 8.875%, due 10/14/19	1,787,663
BRL	3,520,000	Z	Brazil Letras Tesouro Nacional, 13.810%, due 01/01/09	2,056,755
BRL	1,867,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, due 01/01/12	1,011,471
BRL	3,645,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, due 01/01/17	1,774,411
EUR	3,740,000		Bundesrepub. Deutschland, 4.250%, due 07/04/17	5,734,105
EUR	2,075,000		Bundesrepublik Deutschland, 4.000%, due 01/04/37	2,827,409
CAD	3,025,000	L	Canadian Government International Bond, 3.750%, due 06/01/12	3,000,734
CAD	1,500,000		Canadian Government International Bond, 4.250%, due 12/01/09	1,490,365
	$80,000		Colombia Government International Bond, 10.750%, due 01/15/13	97,200
	303,000		Costa Rica Government International Bond, 9.995%, due 08/01/20	396,173

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount				Value
			Foreign Government Bonds (continued)
	$1,050,000	C	Credit Suisse First Boston International for CJSC The EXIM of Ukraine, 8.400%, due 02/09/16	$973,875
DKK	4,060,000		Denmark Government International Bond, 5.000%, due 11/15/13	858,843
EUR	3,350,000		Deutsche Bundesrepublik, 3.750%, due 07/04/13	5,067,528
	$253,603	#,I	Dominican Republic International Bond, 9.500%, due 09/27/11	259,943
	810,000	#,S	El Salvador Government International Bond, 7.650%, due 06/15/35	842,400
	2,470,000	C	Federative Republic of Brazil, 6.000%, due 01/17/17	2,524,340
EUR	2,860,000		France Government International Bond OAT, 3.250%, due 04/25/16	4,063,817
EUR	2,150,000		France Government International Bond OAT, 4.000%, due 10/25/38	2,864,943
EUR	3,445,000		French Treasury Note, 3.750%, due 01/12/13	5,197,046
EUR	1,365,000		French Treasury Note BTAN, 4.500%, due 07/12/12	2,125,402
EUR	1,520,000		Hellenic Republic Government International Bond, 4.600%, due 05/20/13	2,331,604
	$930,000	#	Indonesia Government International Bond, 6.750%, due 03/10/14	920,700
	860,000	#,L	Indonesia Government International Bond, 6.875%, due 01/17/18	812,700
	555,000	#	Indonesia Government International Bond, 7.250%, due 04/20/15	559,163
	570,000	#	Indonesia Government International Bond, 7.750%, due 01/17/38	538,650
	1,330,000	#,L	Indonesia Government International Bond, 8.500%, due 10/12/35	1,359,925
ILS	3,700,000		Israel Government International Bond, 7.500%, due 03/31/14	1,218,679
EUR	2,025,000		Italy Certificati di Credito del Tesoro, 4.700%, due 07/01/09	3,187,668
JPY	1,058,000,000		Japan Government 2-Year Bond, 0.900%, due 06/15/10	9,990,391

Principal Amount				Value
JPY	551,000,000		Japan Government 10-Year Bond, 1.600%, due 03/20/16	$5,277,499
JPY	196,000,000		Japan Government 10-Year Bond, 2.000%, due 03/20/16	1,931,164
JPY	328,000,000		Japan Government 20-Year Bond, 1.000%, due 03/20/23	2,701,458
JPY	246,000,000		Japan Government 20-Year Bond, 2.000%, due 12/20/24	2,297,008
JPY	136,000,000		Japan Government 20-Year Bond, 2.100%, due 03/20/25	1,290,927
JPY	1,209,000,000		Japan Government 5-Year Bond, 1.500%, due 06/20/13	11,571,969
MYR	1,920,000	I	Johor Corp., 1.000%, due 07/31/12	594,232
MYR	1,170,000		Malaysian Government International Bond, 4.720%, due 09/30/15	361,111
MXN	32,680,000		Mexican Bonos, 8.000%, due 12/24/08	3,166,250
MXN	18,760,000		Mexico Government International Bond, 8.000%, due 12/19/13	1,745,192
EUR	380,000		Netherlands Government International Bond, 4.500%, due 07/15/17	585,463
EUR	975,000		Netherlands Government International Bond, 5.000%, due 07/15/11	1,544,488
AUD	1,730,000		New South Wales Treasury Corp., 5.500%, due 03/01/17	1,496,434
NZD	1,495,000		New Zealand Government International Bond, 7.000%, due 07/15/09	1,139,980
NGN	85,200,000		Nigeria Government International Bond, 9.230%, due 05/25/12	714,490
NGN	81,000,000	I	Nigeria Government International Bond, 9.500%, due 08/31/12	681,468
NGN	50,900,000		Nigeria Government International Bond, 11.990%, due 12/22/13	493,231
NGN	12,700,000		Nigeria Government International Bond, 12.500%, due 02/24/09	111,003
NGN	40,200,000		Nigeria Government International Bond, 12.740%, due 10/27/13	382,133
NGN	31,000,000		Nigeria Government International Bond, 12.990%, due 09/29/11	292,068
NGN	17,600,000	I	Nigeria Treasury Bond, 15.000%, due 01/27/09	157,043
	$400,000		Oriental Republic of Uruguay, 7.625%, due 03/21/36	411,600

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount				Value
			Foreign Government Bonds (continued)
	$265,000	L	Panama Government International Bond, 6.700%, due 01/26/36	$270,300
	435,000		Panama Government International Bond, 7.125%, due 01/29/26	461,100
	2,544,000	L	Panama Government International Bond, 7.250%, due 03/15/15	2,747,520
	450,000		Panama Government International Bond, 9.375%, due 04/01/29	590,625
PEN	3,800,000		Peru Bono Soberano, 7.840%, due 08/12/20	1,367,435
PEN	4,570,000		Peru Government International Bond, 8.600%, due 08/12/17	1,714,579
PEN	3,550,000		Peru Government International Bond, 9.910%, due 05/05/15	1,412,573
PEN	4,355,000		Peru Government International Bond, 12.250%, due 08/10/11	1,745,970
PEN	4,131,000	Z	Peruvian Certificates of Deposit, 4.340%, due 01/05/09	1,363,823
PEN	1,210,000	I,Z	Peruvian Certificates of Deposit, 4.640%, due 07/09/09	389,794
PEN	337,000	I,Z	Peruvian Certificates of Deposit, 5.040%, due 07/03/08	113,746
PEN	97,000	I,Z	Peruvian Certificates of Deposit, 6.030%, due 04/13/09	31,251
PEN	1,630,000	Z	Peruvian Certificates of Deposit, 6.370%, due 11/06/08	538,123
PEN	806,000	I,Z	Peruvian Certificates of Deposit, 7.880%, due 10/20/08	265,644
	$1,790,000	L	Philippine Government International Bond, 7.750%, due 01/14/31	1,863,748
	745,000		Philippine Government International Bond, 9.000%, due 02/15/13	821,363
PLN	635,000		Poland Government International Bond, 5.750%, due 09/23/22	275,868
	$495,000	L	Republic of Colombia, 7.375%, due 09/18/37	530,888
	585,000		Republic of Colombia, 8.125%, due 05/21/24	677,138
	460,000		Republic of Colombia, 8.250%, due 12/22/14	522,261
COP	3,183,000,000		Republic of Colombia, 12.000%, due 10/22/15	1,605,057

Principal Amount				Value
	$500,000	#,I	Republic of Ghana, 8.500%, due 10/04/17	$516,250
	340,000		Republic of Guatemala, 10.250%, due 11/08/11	389,300
	240,000		Republic of Panama, 8.875%, due 09/30/27	302,100
	785,000		Republic of Turkey, 6.750%, due 04/03/18	733,975
	1,405,000		Republic of Turkey, 7.000%, due 09/26/16	1,352,172
UYU	11,880,000		Republica Orient Uruguay, 5.000%, due 09/14/18	784,111
ILS	3,590,000		State of Israel, 5.500%, due 02/28/17	1,045,631
TRY	2,700,000	Z	Turkey Government International Bond, 22.560%, due 10/07/09	1,709,426
	$270,000	L	Turkey Government International Bond, 7.250%, due 03/15/15	267,638
TRY	2,260,000		Turkey Government International Bond, 14.000%, due 01/19/11	1,573,523
TRY	5,725,000		Turkey Government International Bond, 16.000%, due 03/07/12	4,058,542
TRY	990,000	Z	Turkey Government International Bond, 20.140%, due 08/13/08	791,369
GBP	735,000		United Kingdom Gilt Bond, 5.000%, due 03/07/18	1,448,399
GBP	1,545,000		United Kingdom Gilt Bond, 6.000%, due 12/07/28	3,453,242
	$660,000		United Mexican States, 8.375%, due 01/14/11	723,360
UYU	9,900,000		Uruguay Government International Bond, 4.250%, due 04/05/27	536,908
	$1,085,000	S,L	Uruguay Government International Bond, 8.000%, due 11/18/22	1,163,663
	1,330,000		Venezuela Government International Bond, 7.650%, due 04/21/25	1,054,025
	140,000		Venezuela Government International Bond, 9.000%, due 05/07/23	123,732
	2,150,000	L	Venezuela Government International Bond, 9.250%, due 09/15/27	2,023,150
	1,155,000		Venezuela Government International Bond, 10.750%, due 09/19/13	1,204,088
Total Other Bonds (Cost $160,771,031)				161,288,777

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount				Value
STRUCTURED PRODUCTS: 10.5%
			Structured Products: 10.5%
EUR	250,000	@@,#	Aiolos Ltd. Floating Rate Catastrophe Linked Nts., 3-month EUR-EURIBOR +4.750%, 04/08/09	$395,602
	$250,000	@@,#,S	Akibare Ltd. - Catastrophe Linked Class A Floating Rate Nts., 3-month USD LIBOR +2.950%, 05/22/12	251,850
	520,000	@@	Barclays Bank PLC - African Currency and Convertibility-linked Nts., 10.250%, 05/07/09	551,356
	520,000	@@	Barclays Bank PLC - African Currency and Convertibility-linked Nts., 10.250%, 05/15/09	549,068
	250,000	@@,#	Calabash Re Ltd. Class A-1 Floating Rate Catastrophe Linked Nts., 3-month USD-LIBOR +8.500%, 06/01/09	252,875
	250,000	#	Cat-Mex Ltd. Class A Floating Rate Catastrophe Linked Nts., 3-month USD-LIBOR +2.350%, 05/19/09	247,900
	300,000	@@,#	Champlain Ltd. Class A Floating Rate Catastrophe Linked Nts., 3-month US-LIBOR +12.750%, 01/7/09	303,450
	973,399	@@,I	Citibank N.A. - Renins Nonlife Limited - Total Return Credit Linked Nts., 12.500%, 05/30/12	1,000,849
	1,030,000	@@,Z	Citigroup Funding Inc. - African Basket Unsecured Credit Linked Nts., -0.055%, 04/29/09	1,084,765
	410,000,000	@@	Citigroup Funding Inc. - Colombia (TES) Unsecured Credit Linked Nts., 11.000%, 07/27/20	194,683
	10,200,000	@@	Citigroup Funding Inc. - Dominican Republic Coupon Bearing Local Market Credit Linked Unsecured Notes, 15.000%, 03/12/12	272,527

Principal Amount			Value
$8,200,000	@@,Z	Citigroup Funding Inc. - Dominican Republic Local Market Unsecured Credit Linked Nts. (linked to Dominican Treasury Bills), 9.342%, 08/11/08	$236,620
5,800,000	@@	Citigroup Funding Inc. - Dominican Republic Local Market Unsecured Credit Linked Nts., 22.000%, 10/03/11	190,770
4,590,000	@@,Z	Citigroup Funding Inc. - Dominican Republic Local Market Unsecured Credit Linked Nts., 9.850%, 11/10/08	127,671
3,770,000	@@,Z	Citigroup Funding Inc. - Dominican Republic T-Bond Unsecured Credit Linked Nts., %, 02/11/11	97,998
10,390,000	@@,Z	Citigroup Funding Inc. - Dominican Republic T-Bond Unsecured Credit Linked Nts., 14.218%, 05/11/09	267,985
7,300,000	@@,Z	Citigroup Funding Inc. - Dominican Republic Unsecured Credit Linked Nts., 12.047%, 02/23/09	197,960
14,500,000	@@,Z	Citigroup Funding Inc. - Dominican Republic Unsecured Credit Linked Nts., 13.182%, 02/23/09	385,730
2,650,000	@@,Z	Citigroup Funding Inc. - Egypt (The Arab Republic of) T-Bill Unsecured Credit Linked Nts., 5.765%, 02/05/09	466,950
1,900,000	@@,Z	Citigroup Funding Inc. - Egypt (The Arab Republic of) T-Bill Unsecured Credit Linked Nts., 6.089%, 03/05/09	331,305
2,810,000	@@,Z	Citigroup Funding Inc. - Egypt (The Arab Republic of) T-Bill Unsecured Credit Linked Nts., 6.267%, 03/26/09	485,280
2,820,000	@@,Z	Citigroup Funding Inc. - Egypt (The Arab Republic of) T-Bill Unsecured Credit Linked Nts., 6.529%, 03/26/09	487,007

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Structured Products (continued)
$2,300,000	@@,Z	Citigroup Funding Inc. - Egypt (The Arab Republic of) T-Bill Unsecured Credit Linked Nts., 7.010%, 10/30/08	$416,735
1,860,000	@@,Z	Citigroup Funding Inc. - Egypt (The Arab Republic of) T-Bill Unsecured Credit Linked Nts., 7.024%, 07/10/08	347,759
2,220,000	@@,I,Z	Citigroup Funding Inc. - Egypt (The Arab Republic of) T-Bill Unsecured Credit Linked Nts., 7.449%, 03/26/09	397,339
1,140,000	@@,Z	Citigroup Funding Inc. - Egypt (The Arab Republic of) T-Bill Unsecured Credit Linked Nts., 7.812%, 04/16/09	195,668
1,300,000	@@,Z	Citigroup Funding Inc. - Egypt (The Arab Republic of) T-Bill Unsecured Credit Linked Nts., 7.981%, 04/07/09	224,046
2,270,000	@@,Z	Citigroup Funding Inc. - Egypt (The Arab Republic of) T-Bill Unsecured Credit Linked Nts., 8.000%, 04/02/09	391,219
2,620,000	@@,Z	Citigroup Funding Inc. - Egypt T-Bill Unsecured Credit Linked Nts., 6.641%, 02/17/09	458,669
610,000	@@	Citigroup Funding Inc. - Ghana (The Republic of) T-Bond Credit Linked Unsecured Nts. 13.500%, 04/02/10	523,441
25,100,000	@@,Z	Citigroup Funding Inc. - Nigeria Unsecured Credit Linked Nts (linked to Nigerian Commercial Paper), 11.488%, 09/11/08	208,551
96,000,000	@@	Citigroup Funding Inc. - Nigeria Unsecured Credit Linked Nts (linked to Nigerian Treasury Bonds), 14.500%, 03/01/11	909,122
69,000,000	@@,I	Citigroup Funding Inc. - Nigeria Unsecured Credit Linked Nts. (linked to Nigerian Treasury Bonds), 14.500%, 04/04/11	655,616

Principal Amount			Value
$11,000,000	@@,I	Citigroup Funding Inc. - Russia Corporate Bond Unsecured Credit Linked Nts., Rusfinans Bank, 7.500%, 12/04/08	$515,903
4,480,000	@@,I	Citigroup Funding Inc. - Russia Corporate Bond Unsecured Credit Linked Nts., Rusfinans Bank, 7.650%, 12/04/08	215,269
365,000,000	@@,Z	Citigroup Funding Inc. - Zambia T-Bill Credit Linked Unsecured Nts., 11.399%, 06/11/09	103,334
265,000,000	@@,Z	Citigroup Funding Inc. - Zambia T-Bill Unsecured Credit Linked Nts., 10.076%, 11/26/08	79,970
565,000,000	@@,Z	Citigroup Funding Inc. - Zambia T-Bill Unsecured Credit Linked Nts., 10.717%, 03/04/09	165,168
565,000,000	@@,Z	Citigroup Funding Inc. - Zambia T-Bill Unsecured Credit Linked Nts., 10.793%, 02/25/09	165,498
300,000	@@	Citigroup Global Markets Holdings Inc. - Ukraine Currency Indexed Unsecured Credit Linked Nts., 11.940%, 01/02/10	69,750
500,000	@@,#,I	Coriolanus Limited - Coriolanus Limited Pass-Through Emerging Markets Portfolio Credit Linked Nts., 10.620%, 09/10/10	295,000
13,368,000,000	@@,Z	Credit and Repackaged Securities Limited ("CARS") - Republic of Colombia COP-Linked Medium Term Zero Coupon Credit Linked Nts., 10.476%, 02/08/37	55,889
4,540,000	@@,Z	Credit and Repackaged Securities Limited ("CARS") - Republic of Turkey Medium Term Zero Coupon Credit Linked Nts., 14.802%, 03/29/17	646,663
4,600,000	@@,I	Credit Suisse First Boston, Nassau - Ukraine Government International Bonds Credit Linked Nts., Series EMG 27, 11.940%, 12/30/09	1,024,013

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Structured Products (continued)
$400,000	@@,I	Credit Suisse First Boston, Nassau - Ukraine Series EMG 13 Credit Linked Nts., 11.940%, 12/30/09	$89,045
1,440,000	@@,I	Credit Suisse First Boston, Nassau - Ukraine Series NPC 12 Credit Linked Nts., 11.940%, 12/30/09	320,561
995,000	@@	Credit Suisse International - Boryspil Airport Fully Funded Total Return Linked Nts., 10.000%, 04/19/10	201,545
7,800,000	@@,I	Credit Suisse International - FFS UES/FSK EES Fully Funded Total Return Linked Nts., 7.100%, 12/12/08	334,619
11,730,000	@@,I	Credit Suisse International - FSK EES Fully Funded Total Return Linked Nts., 8.25000%, 6/22/10	504,295
15,530,000	@@	Credit Suisse International - Gazprom Fully Funded Total Return Linked Nts., 6.790%, 10/29/09	669,518
15,230,000	@@	Credit Suisse International - Gazprom Fully Funded Total Return Linked Nts., 6.950%, 08/06/09	665,844
3,700,000,000	@@	Credit Suisse International - Indonesia (Republic of) Total Return Linked Nts., 12.000%, 09/16/11	393,139
12,330,000	@@,I	Credit Suisse International - Moitk Fully Funded Total Return Linked Nts., 8.990%, 03/26/11	509,924
21,800,000	@@,I	Credit Suisse International - Moscoblgaz-Finans RUR Total Return Linked Nts., 9.250%, 06/24/12	887,628
830,000		Credit Suisse International - NJSC Naftogaz of Ukraine Fully Funded Credit Linked Nts. - Multiple LPN Reference Obligations, 6-month USD LIBOR + 5.000%, 01/20/09	829,087

Principal Amount			Value
$24,380,000	@@,I	Credit Suisse International - Orenburgskaya IZHK Fully Funded Total Return Linked Nts., 9.240%, 02/21/12	$1,033,736
10,610,000	@@,I	Credit Suisse International - Russian Railways Total Return Linked Bonds, 6.670%, 01/22/09	455,529
19,450,000	@@,I	Credit Suisse International - SPETSSTROY-2 Credit Linked Fully Funded Total Return Linked Nts., 8.59%, 5/20/10	816,406
3,048,000,000	@@,I	Credit Suisse International - Vietnam Shipbuilding Industry Group Total Return Credit Linked Nts., 10.500%, 01/19/17	108,586
7,600,000,000	@@	Deutsche Bank A.G., Singapore - Vietnamese Bond Linked Fully Funded Total Return Linked Nts. (Vietnam Shipping Industry Group (Vinishin)), 9.000%, 04/20/17	214,787
1,090,000	@@	Deutsche Bank AG, London - Argentina Total Return Credit Linked Nts., 4.000%, 12/21/11	915,694
2,659,852	@@,I	Deutsche Bank AG, London - Arrendadora Capita Corporation SA de CV and The Capita Corporation de Mexico, SA de CV Credit Linked Nts., 9.090%, 01/05/11	257,265
1,738,090	@@,I	Deutsche Bank AG, London - Arrendadora Capita Corporation SA de CV and The Capita Corporation de Mexico, SA de CV Credit Linked Nts., 9.520%, 01/05/11	168,111
1,737,062	@@,I	Deutsche Bank AG, London - Arrendadora Capita Corporation SA de CV and The Capita Corporation de Mexico, SA de CV Credit Linked Nts., 9.650%, 01/05/11	168,011
595,000	@@	Deutsche Bank AG, London - Brazil IPCA Total Return Linked Nts., 6.000%, 08/18/10	628,842

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Structured Products (continued)
$457,000,000	@@	Deutsche Bank AG, London - Colombia (Republic of) Total Return Linked Nts., 13.500%, 09/16/14	$246,192
10,900,000	@@	Deutsche Bank AG, London - Federalnaya Setevaya Kompaniya Edinoy Energe Total Return Linked Nts., 7.100%, 12/16/08	467,613
74,290,000	@@	Deutsche Bank AG, London - JSC Halyk Bank of Kazakhstan Total Return Linked Nts., 7.250%, 03/24/09	616,616
490,000	@@	Deutsche Bank AG, London - Moscow Region Total Return Linked Nts., 9.000%, 04/21/11	21,477
481,593	@@,I	Deutsche Bank AG, London - Multiple Reference Entities, Credit Linked Nts., 6.000%, 09/07/12	476,777
19,500,000	@@	Deutsche Bank AG, London - Nigeria Total Return Credit Linked Nts., 12.500%, 02/27/09	175,213
26,000,000	@@	Deutsche Bank AG, London - Nigeria Total Return Credit Linked Nts., 15.000%, 01/30/09	240,723
85,000	@@	Deutsche Bank AG, London - Peru Floating Rate Credit Linked Nts., 6-month USD-LIBOR +1.280%, 02/20/11	87,492
1,520,000,000	@@	Deutsche Bank AG, London - Republic of Colombia Fully Funded Total Return Linked Nts., 11.000%, 07/28/20	721,903
12,840,000	@@,Z	Deutsche Bank AG, London - Rosselkhozbank Total Return Credit Linked Notes, 7.948%, 01/16/09	523,210
12,820,000	@@,Z	Deutsche Bank AG, London - Rosselkhozbank Total Return Credit Linked Notes, 7.949%, 01/15/09	522,264
6,800,000	@@,Z	Deutsche Bank AG, London - Rosselkhozbank Total Return Creidt Linked Notes, 7.919%, 03/20/09	272,529

Principal Amount			Value
$15,780,000	@@	Deutsche Bank AG, London - Russian Railways Fully Funded Total Return Linked Nts., 6.670%, 01/26/09	$676,966
20,720,000	@@,Z	Deutsche Bank AG, London - Sberbank Total Return Credit Linked Nts., 7.375, 05/05/09	819,492
8,290,000	@@,Z	Deutsche Bank AG, London - Sberbank Total Return Linked Nts., 7.406%, 05/07/09	325,137
2,500,000	@@,Z	Deutsche Bank AG, London - Total Return Credit Linked Nts., The Republic of Egypt, 7.725%, 09/16/08	460,010
420,000	@@	Deutsche Bank AG, London - Ukrtelecom Floating Rate Credit Linked Total Return Nts., 6-month USD-LIBOR +3.400%, 08/25/10	414,515
420,000	@@	Deutsche Bank AG, London - Ukrtelecom Floating Rate Credit Linked Total Return Nts., 6-month USD-LIBOR +3.500%, 02/25/11	410,046
420,000	@@	Deutsche Bank AG, London - Ukrtelecom Floating Rate Credit Linked Total Return Nts., 6-month USD-LIBOR +3.600%, 08/25/11	406,140
420,000	@@	Deutsche Bank AG, London - Ukrtelecom Floating Rate Credit Linked Total Return Nts., 6-month USD-LIBOR +3.680%, 02/27/12	401,860
420,000	@@	Deutsche Bank AG, London - Ukrtelecom Floating Rate Credit Linked Total Return Nts., 6-month USD-LIBOR +3.750%, 08/28/12	397,719
157,867	@@	Deutsche Bank AG, Singapore - Indonesia Credit Linked Nts., 14.250%, 06/22/13	165,845
7,890,000	@@	Dresdner Bank AG, London - Lukoil Credit Linked Nts., 7.100%, 12/12/11	372,085

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Structured Products (continued)
$900,000	@@,#,I	Eirles Two Ltd. 324 - Floating Rate Credit Linked Nts., 6-month USD-LIBOR +3.200%, 04/20/12	$729,900
505,000	@@	Emblem Finance Co. Limited - Swaziland Floating Rate Credit Linked Nts., 3-month USD-LIBOR +4.000%, 06/20/10	534,391
310,000	#	Eurus Ltd. Floating Rate Catastrophe Linked Nts., 3-month USD LIBOR +6.250%, 04/08/09	312,976
360,000	@@,#	Fhu-Jin Ltd. Class B Floating Rate Catastrophe Linked Nts., 3-month USD-LIBOR +3.900%, 08/10/11	366,156
250,000	@@,#	Foundation Re II Ltd. Series 2006-I, Class G Floating Rate Catastrophe Linked Nts., 3-month USD-LIBOR +9.800%, 01/08/09	244,363
250,000	@@,#	Foundation Re Ltd. Class A Floating Rate Catastrophe Linked Nts., 3-month USD-LIBOR +4.100%, 11/24/08	243,975
450,000	@@,#	Fusion 2007 Ltd. Floating Rate Note, 3-month USD-LIBOR +6.000%, 05/19/09	448,853
300,000	@@,#	GlobeCat Ltd. - Catastrophe Linked Class A-1 Floating Rate Nts., 3-month USD-LIBOR +2.100%, 12/30/08	300,105
19,300,000	@@	Goldman Sachs Capital Markets LP - OJSC Russian Agricultural Bank Total Return Linked Nts., 8.000%, 05/13/09	839,507
3,000,000	@@,#,I	Hallertau SPC 2007-01 Republic of Philippines Credit Linked Nts., 6-month USD-LIBOR +2.050%, 12/20/17	2,680,500
12,716,000	@@,I,Z	JPMorgan Chase Bank N.A, London. - Brazil Unsecured Credit Linked Nts., 12.184%, 01/02/15	3,225,899

Principal Amount			Value
$6,500,000,000	@@,Z	JPMorgan Chase Bank N.A. - COP and Colombia Credit Linked Nts., 10.190%, 01/05/16	$1,190,959
2,663,000,000	@@,I,Z	JPMorgan Chase Bank N.A. - COP and Colombia Credit Linked Nts., 10.218%, 10/31/16	432,259
2,674,000,000	@@,I,Z	JPMorgan Chase Bank N.A. - COP and Colombia Credit Linked Nts., 10.218%, 10/31/16	434,045
1,210,000	@@,I	JPMorgan Chase Bank N.A. - Multiple Entity First to Default Credit Linked Fixed Rate Bank Nts., 14.350%, 02/20/12	657,345
1,360,000	@@,Z	JPMorgan Chase Bank N.A. - PEN and Peru Credit Linked Nts., 8.115%, 09/02/15	269,796
405,000	@@	JPMorgan Chase Bank N.A., London - Brazil NTN-B Credit Linked Nts., 6.000%, 05/16/45	401,390
1,500,000	@@,S,I	JSC Astana Finance - Guaranteed Senior Notes, 9.160%, 03/14/12	1,402,976
500,000	@@,#	Lakeside RE Ltd., Floating Rate Catastrophe Linked Nts., 3-month USD-LIBOR +6.500%, 12/31/09	519,925
392,000,000	@@,I	LatAm Walker Cayman Trust Series 2006-102 - COP and Colombia Credit Linked Nts., 10.000%, 11/17/16	161,819
2,670,000	@@,Z	Lehman Brothers Holdings - Banco BMG S/A Portfolio of Recieveables-linked Euro Medium-Term Nts., 6.357% 04/20/11	1,393,410
250,000	@@,#	Medquake Ltd. Catastrophe Linked Class B Floating Rate Nts., 3-month USD-LIBOR +5.100%, 05/31/10	250,913
16,000,000	@@,I	Merrill Lynch International - Commercial Bank Renaissance Capital/Ensorte Enterprises Limited Fully Funded Total Return Linked Nts., 10.500%, 10/04/08	675,346

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount				Value
			Structured Products (continued)
	$1,307,692	@@,I	MicroAccess Trust 2007 - MicroFinance Institutional Loans, Variable Rate Nts., 7.550%, 5/24/12	$1,307,692
	250,000	@@,#	Midori Ltd. - Catastrophe Linked Floating Rate Nts., 3-month USD-LIBOR +2.750%, 10/24/12	252,650
	2,049,837	@@,#,I	Morgan Stanley - Brazil Sr. Credit Linked Nts., 14.400%, 08/04/16	1,625,190
	6,135,000	@@,Z	Morgan Stanley - Brazilian Real and Credit Linked Zero Coupon Nts., 12.551%, 01/05/22	493,678
PEN	832,000	@@,#,I	Morgan Stanley - Peruvian Government Credit Linked Nts., 6.250%, 03/23/17	241,607
	$200,000	@@,I	Morgan Stanley - The State Road Administration of Ukraine (Republic of ) Credit Linked Nts., 6-month USD-LIBOR +2.67%, 10/15/17	190,500
	1,200,000	@@	Morgan Stanley - The State Road Administration of Ukraine/Republic of Ukraine Credit Linked Nts., 6-month USD-LIBOR +1.80%, 10/15/17	1,116,000
	900,000	@@	Morgan Stanley - United Mexican States Floating Rate Credit Linked Nts., 6-month USD LIBOR +1.130%, 11/20/15	901,351
BRL	2,536,252	@@,#,I,Z	Morgan Stanley & Co. International - Hallertau SPC Unsecured Credit Linked Nts., 9.888%, 08/02/10	1,283,393
	$17,417,420	@@	Morgan Stanley & Co. International PLC - EM Whole Loan SA - Class VR Mortgage-Backed Variable Rate Pass-Through Nts., 5.000%, 08/22/34	606,184
	6,781,887	@@,I	Morgan Stanley Capital Services Inc. - Red Arrow International Leasing PLC Total Return Linked Nts., 8.375%, 07/06/12	289,149

Principal Amount			Value
$891,040	@@,I	Morgan Stanley Capital Services Inc. - WTI Trading Limited Total Return Linked Nts., 13.500%, 03/08/12	$855,398
1,187,221	@@,I	Morgan Stanley Capital Services Inc. - WTI Trading Limited Total Return Linked Nts., 13.500%, 03/08/12	1,139,732
45,000,000	@@	Morgan Stanley Capital Services, Inc./Golden Ring Finance S.A. - ZAO Faktoringovaya Kompaniya Eurokommerz Total Return Credit Linked Nts. 3-month Mosprime +6.5%, 10/16/09	1,918,596
27,000,000	@@	Morgan Stanley Capital Services, Inc./Golden Ring Finance S.A. - ZAO Faktoringovaya Kompaniya Eurokommerz Total Return Linked Nts., 3-month Mosprime +6.5%, 10/16/09	1,151,158
250,000	@@,#,I	Muteki Ltd. - Catastrophe Linked Floating Rate Nts., 3-month USD-LIBOR +4.400%, 05/24/11	250,063
350,000	@@,#	Nelson RE Ltd. Catastrophe Linked Class A Series 2007-I Floating Rate Nts., 3-month USD-LIBOR +11.900%, 06/21/10	350,070
500,000	@@,#	Osiris Capital PLC - Mortality Index Catastrophe Linked Nts. Series D3, 3-month USD-LIBOR +5.000%, 01/15/10	503,325
13,000,000	@@	Red Square Capital Limited - Multiple Entity Fixed Rate Dynamic RURle CDO Credit Linked Nts., 10% to 20% tranche, 9.000%, 11/20/08	519,897
250,000	@@,#,C,I	Redwood Capital X Ltd. - Catstrophe Linked Series 1 Class C Floating Rate Nts., 3-month USD-LIBOR +4.750%, 01/09/09	250,613
414,000	@@,I	Reforma BLN-Backed I - Class 1B Asset-Backed Variable Funding Notes, TIIE +2.000%, 07/31/14	40,143

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Structured Products (continued)
$197,523	@@,I	Reforma BLN-Backed I - Class 2A Asset-Backed Variable Funding Notes, TIIE +3.500%, 05/20/15	$19,153
345,571	@@,I	Reforma BLN-Backed I - Class 2B Asset-Backed Variable Funding Notes, TIIE +3.500%, 05/20/15	33,508
5,210,380	@@,I	Reforma BLN-Backed I - Class 2C Asset-Backed Variable Funding Notes, TIIE +3.500%, 05/20/15	505,220
2,070,000	@@,I	Reforma BLN-Backed I - Asset-Backed Variable Funding Notes, TIIE +2.000%, 10/03/15	200,716
250,000	@@,#	Residential RE 2007 Catastrophe Linked Class 3 Floating Rate Nts., 3-month USD-LIBOR +12.250%, 06/07/10	251,850
450,000	@@,#,I	Residential Reinsurance Ltd. - Class 2 Floating Rate Catastrophe Linked Nts., 3-month USD-LIBOR +11.500%, 06/06/11	450,000
300,000	@@,#,C,I	Salisbury Intl. - Series 2006-003 Tranche E, Floating Rate Credit Linked Nts., 3-month USD-LIBOR +4.150%, 07/22/11	269,460
2,390,000	@@,I,Z	UBS AG, Jersey - Egypt (The Arab Republic of) T-Bill Unsecured Credit Linked Nts., 7.298%, 04/28/09	412,536
1,200,000	@@,I,Z	UBS AG, Jersey - Egypt (The Arab Republic of) T-Bill Unsecured Credit Linked Nts., 7.540%, 04/22/09	207,131
1,140,000	@@,I,Z	UBS AG, Jersey - Egypt (The Arab Republic of) T-Bill Unsecured Credit Linked Nts., 7.808%, 04/14/09	197,202
263,055	@@,I	UBS AG, Jersey - Ghana (Republic of) Credit Linked Nts., 14.470%, 12/28/11	218,623
360,000	#	VASCO Re 2006 Ltd. Floating Rate Catastrophe Linked Nts., 3-month USD-LIBOR +8.500%, 06/05/09	358,794

Principal Amount			Value
$701,000	@@,#,I, Z	Vega Capital LTD. - Class D Catastrophe Linked Nts., Discount Note, 06/24/11	$701,000
380,000	@@,#	Willow RE Ltd. Catastrophe Linked Floating Rate Nts., 3-month USD-LIBOR +5.125%, 06/16/10	382,280
Total Structured Products (Cost $71,675,293)			73,049,489
Shares			Value
COMMON STOCK: 0.6%
		Commercial Services: 0.0%
1,180	@@	Societe Des Autoroutes Paris-Rhin-Rhone	$111,992
			111,992
		Cosmetics/Personal Care: 0.0%
226,440	@,S,L	Revlon, Inc.	192,474
			192,474
		Electric: 0.2%
8,640	S,L	Constellation Energy Group, Inc.	709,344
5,597	L	Public Service Enterprise Group, Inc.	257,070
			966,414
		Investment Companies: 0.3%
144,498	@,#,I	Arco Capital Corp. Ltd	2,167,470
			2,167,470
		Telecommunications: 0.1%
12,532	S	AT&T, Inc.	422,203
			422,203
Total Common Stock (Cost $4,099,914)			3,860,553
MUTUAL FUNDS: 2.3%
		Open-End Funds: 2.3%
1,614,531		Oppenheimer Master Loan Fund	15,966,159
Total Mutual Funds (Cost $16,000,000)			15,966,159
PREFERRED STOCK: 0.1%
		Sovereign: 0.1%
21,860	P,L	Federal National Mortgage Association	501,687
Total Preferred Stock (Cost $550,751)			501,687

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

# of Contracts				Value
POSITIONS IN PURCHASED OPTIONS: 0.0%
	19,655,000		Call Swaption OTC - J. Aron & Company 28-Day MXN-TIIE-BANXICO - Fund Pays Floating Strike @ 9.320%-Exp 06/11/09	$26,623
Total Positions in Purchased Options (Cost $55,710)				26,623
Total Long-Term Investments (Cost $582,167,606)				579,941,396
Principal Amount				Value
SHORT-TERM INVESTMENTS: 29.7%
			Foreign Government Securities: 0.3%
EGP	1,650,000	Z	Egypt Treasury Bill, 10.880%, due 01/06/09	$292,443
NGN	26,400,000	Z	Nigeria Treasury Bill, Discount Note, due 04/09/09	207,790
NGN	95,300,000	Z	Nigeria Treasury Bill, 9.860%, due 02/05/09	763,516
NGN	122,000,000	I,Z	Nigeria Treasury Bond, 9.470%, due 01/08/09	987,526
Total Foreign Government Securities (Cost $2,264,609)				2,251,275
			U.S. Government Agency Obligations: 17.5%
	$8,025,000	Z	Fannie Mae, Discount Note, due 12/22/08	7,921,825
	56,329,000	L,Z	Federal Home Loan Bank, 1.800%, due 07/01/08	56,326,184
	57,500,000	Z	Federal Home Loan Bank, 2.150%, due 07/25/08	57,414,411
Total U.S. Government Agency Obligations (Cost $121,662,420)				121,662,420
			Securities Lending Collateralcc: 11.9%
	82,595,954		Bank of New York Mellon Corp. Institutional Cash Reserves	82,595,954
Total Securities Lending Collateral (Cost $82,595,954)				82,595,954
Total Short-Term Investments (Cost $206,522,983)				206,509,649

Total Investments in Securities (Cost $788,690,589)*	113.2%	$786,451,045
Other Assets and Liabilities - Net	(13.2)	(91,905,448)
Net Assets	100.0%	$694,545,597

@  Non-income producing security

@@  Foreign Issuer

&  Payment-in-kind

MASTR  Mortgage Asset Securitization Transaction, Inc.

+  Step-up basis bonds. Interest rates shown reflect current and next coupon rates.

#  Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds' Board of Directors/Trustees.

C  Bond may be called prior to maturity date.

P  Preferred Stock may be called prior to convertible date.

cc  Securities purchased with cash collateral for securities loaned.

W  Settlement is on a when-issued or delayed-delivery basis with final maturity to be announced in the future.

S  All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

I  Illiquid security

L  Loaned security, a portion or all of the security is on loan at June 30, 2008.

±  Defaulted security

^  Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

Z  Indicates Zero Coupon Bond; rate shown reflects current effective yield.

AUD  Australian Dollar

BRL  Brazilian Real

CAD  Canadian Dollar

COP  Colombian Peso

DKK  Danish Krone

EGP  Egyptian Pound

EUR  EU Euro

GBP  British Pound

ILS  Israeli New Shekel

JPY  Japanese Yen

MXN  Mexican Peso

MYR  Malaysian Ringgit

NGN  Nigerian Naira

NZD  New Zealand Dollar

PEN  Peruvian Nuevo Sol

PHP  Philippine Peso

PLN  Polish Zloty

RUB  Russian Ruble

TRY  Turkish Lira

*  Cost for federal income tax purposes is $789,331,409.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$12,570,042
Gross Unrealized Depreciation	(15,450,406)
Net Unrealized Depreciation	$(2,880,364)

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

At June 30, 2008 the following forward currency contracts were outstanding for the ING Oppenheimer Strategic Income Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For		Value	Unrealized Appreciation/ (Depreciation)
United Arab Emirates			USD
Dirhams
AED 1,280,000	Buy	1/29/09		358,042	350,344	$(7,698)
Argentina Pesos ARS 4,400,000	Buy	7/7/08		1,426,719	1,451,931	25,212
Australia Dollars AUD 2,190,000	Buy	7/16/08		2,001,243	2,094,513	93,270
Australia Dollars AUD 630,000	Buy	7/16/08		589,169	602,531	13,362
Australia Dollars AUD 2,200,000	Buy	7/7/08		2,093,828	2,106,867	13,039
Australia Dollars AUD 2,190,000	Buy	7/11/08		2,056,782	2,096,056	39,274
Australia Dollars AUD 1,575,000	Buy	11/21/08		1,470,310	1,481,112	10,802
Australia Dollars AUD 440,000	Buy	10/10/08		412,962	416,124	3,162
Australia Dollars AUD 790,000	Buy	7/22/08		754,971	754,887	(84)
Brazil Real BRL 2,300,000	Buy	7/2/08		1,366,120	1,434,720	68,600
Brazil Real BRL 16,395,000	Buy	7/2/08		9,743,849	10,227,060	483,211
Brazil Real BRL 4,150,000	Buy	7/2/08		2,466,421	2,588,734	122,313
Brazil Real BRL 3,180,000	Buy	7/2/08		1,886,569	1,983,657	97,088
Brazil Real BRL 1,080,000	Buy	7/2/08		659,140	673,695	14,555
Brazil Real BRL 1,510,000	Buy	7/2/08		920,530	941,925	21,395
Brazil Real BRL 1,080,000	Buy	7/2/08		659,341	673,695	14,354
Brazil Real BRL 1,140,000	Buy	7/2/08		691,915	711,122	19,207
Brazil Real BRL 6,850,000	Buy	8/4/08		4,258,494	4,234,416	(24,078)
Brazil Real BRL 7,290,000	Buy	8/4/08		4,527,951	4,506,408	(21,543)
Brazil Real BRL 2,300,000	Buy	8/4/08		1,428,572	1,421,775	(6,797)
Brazil Real BRL 10,245,000	Buy	8/4/08		6,364,935	6,333,079	(31,856)
Brazil Real BRL 4,150,000	Buy	8/4/08		2,578,440	2,565,376	(13,064)
Canada Dollars CAD 2,060,000	Buy	7/16/08		2,016,149	2,019,685	3,536
Canada Dollars CAD 1,045,000	Buy	10/10/08		1,059,333	1,023,559	(35,774)
Canada Dollars CAD 1,050,000	Buy	10/10/08		1,052,621	1,028,456	(24,165)
Canada Dollars CAD 1,570,000	Buy	7/7/08		1,572,626	1,539,496	(33,130)
Canada Dollars CAD 530,000	Buy	10/10/08		520,470	519,125	(1,345)
Canada Dollars CAD 1,610,000	Buy	7/11/08		1,579,361	1,578,618	(743)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
Canada Dollars
CAD 2,130,000	Buy	10/10/08	2,091,444	2,086,296	$(5,148)
Canada Dollars CAD 760,000	Buy	7/22/08	752,319	745,055	(7,264)
Switzerland Francs CHF 2,980,000	Buy	10/10/08	2,936,033	2,919,750	(16,283)
Switzerland Francs CHF 2,700,000	Buy	10/10/08	2,661,540	2,645,411	(16,129)
Switzerland Francs CHF 3,790,000	Buy	10/10/08	3,734,322	3,713,374	(20,948)
Switzerland Francs CHF 620,000	Buy	10/10/08	588,169	607,465	19,296
Switzerland Francs CHF 1,095,000	Buy	10/10/08	1,065,061	1,072,861	7,800
Switzerland Francs CHF 3,230,000	Buy	10/10/08	3,157,072	3,164,696	7,624
Switzerland Francs CHF 1,080,000	Buy	7/11/08	1,054,883	1,057,376	2,493
Switzerland Francs CHF 1,100,000	Buy	7/7/08	1,071,268	1,076,898	5,630
Switzerland Francs CHF 3,295,000	Buy	10/10/08	3,150,457	3,228,382	77,925
Switzerland Francs CHF 770,000	Buy	7/22/08	754,784	753,984	(800)
Switzerland Francs CHF 1,080,000	Buy	8/4/08	1,058,720	1,057,688	(1,032)
Chile Pesos CLP 97,000,000	Buy	7/21/08	196,158	184,637	(11,521)
Chile Pesos CLP 193,000,000	Buy	7/23/08	392,676	367,329	(25,347)
Chile Pesos CLP 192,000,000	Buy	7/23/08	393,040	365,426	(27,614)
Chile Pesos CLP 197,000,000	Buy	7/25/08	392,524	374,899	(17,625)
China Yuan Renminbi CNY 2,710,000	Buy	5/13/09	413,425	408,022	(5,403)
China Yuan Renminbi CNY 2,710,000	Buy	5/14/09	413,741	408,022	(5,719)
China Yuan Renminbi CNY 2,710,000	Buy	5/13/09	412,167	408,022	(4,145)
China Yuan Renminbi CNY 2,730,000	Buy	5/13/09	411,765	411,033	(732)
China Yuan Renminbi CNY 1,920,000	Buy	6/8/09	294,253	289,078	(5,175)
China Yuan Renminbi CNY 2,730,000	Buy	5/14/09	416,095	411,033	(5,062)
China Yuan Renminbi CNY 1,290,000	Buy	6/8/09	196,356	194,224	(2,132)
Czech Republic Koruny CZK 30,500,000	Buy	7/30/08	1,936,877	2,008,195	71,318
Czech Republic Koruny CZK 30,400,000	Buy	7/30/08	1,930,527	2,001,611	71,084
EURO EUR 775,000	Buy	10/10/08	1,222,601	1,213,769	(8,832)
EURO EUR 780,000	Buy	10/10/08	1,228,524	1,221,600	(6,924)
EURO EUR 2,440,000	Buy	10/10/08	3,745,888	3,821,414	75,526

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
EURO
EUR 10,000	Buy	10/10/08	15,670	15,662	$(8)
EURO EUR 1,360,000	Buy	10/10/08	2,106,695	2,129,969	23,274
EURO EUR 1,360,000	Buy	10/10/08	2,123,790	2,129,969	6,179
EURO EUR 1,580,000	Buy	10/10/08	2,468,971	2,474,522	5,551
EURO EUR 2,950,000	Buy	10/10/08	4,613,623	4,620,153	6,530
EURO EUR 2,010,000	Buy	10/10/08	3,136,786	3,147,968	11,182
EURO EUR 260,000	Buy	10/10/08	404,771	407,200	2,429
EURO EUR 205,000	Buy	10/10/08	315,249	321,061	5,812
EURO EUR 5,850,000	Buy	8/29/08	8,986,010	9,181,944	195,934
EURO EUR 2,030,000	Buy	10/10/08	3,127,215	3,179,291	52,076
EURO EUR 5,920,000	Buy	8/29/08	9,152,734	9,291,813	139,079
EURO EUR 875,000	Buy	9/26/08	1,356,250	1,371,379	15,129
EURO EUR 6,645,000	Buy	10/10/08	10,399,989	10,407,089	7,100
EURO EUR 480,000	Buy	7/22/08	754,939	754,850	(89)
British Pound Sterling GBP 520,000	Buy	10/10/08	1,014,135	1,027,601	13,466
British Pound Sterling GBP 700,000	Buy	8/29/08	1,368,290	1,387,760	19,470
British Pound Sterling GBP 1,710,000	Buy	10/10/08	3,325,950	3,379,226	53,276
British Pound Sterling GBP 700,000	Buy	8/29/08	1,368,689	1,387,760	19,071
British Pound Sterling GBP 380,000	Buy	7/22/08	753,950	755,540	1,590
Hungary Forint HUF 588,000,000	Buy	10/2/08	3,555,234	3,875,258	320,024
Hungary Forint HUF 170,000,000	Buy	10/2/08	1,060,775	1,120,398	59,623
Indonesia Rupiahs IDR 14,530,000,000	Buy	8/19/08	1,543,184	1,562,004	18,820
Indonesia Rupiahs IDR 10,060,000,000	Buy	8/29/08	1,060,846	1,079,573	18,727
Indonesia Rupiahs IDR 6,065,000,000	Buy	8/29/08	639,431	650,856	11,425
Indonesia Rupiahs IDR 2,750,000,000	Buy	7/7/08	293,804	297,894	4,090
Indonesia Rupiahs IDR 2,760,000,000	Buy	7/7/08	294,243	298,977	4,734
Israel New Shekels ILS 4,040,000	Buy	7/30/08	1,170,709	1,204,963	34,254
Israel New Shekels ILS 1,510,000	Buy	7/30/08	453,317	450,370	(2,947)
Iceland Kronur ISK 100,000,000	Buy	9/24/08	1,324,503	1,254,216	(70,287)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
Japanese Yen
JPY 188,000,000	Buy	10/10/08	1,851,250	1,780,677	$(70,573)
Japanese Yen JPY 513,000,000	Buy	10/10/08	5,060,419	4,858,975	(201,444)
Japanese Yen JPY 1,264,000,000	Buy	10/10/08	12,461,796	11,972,211	(489,585)
Japanese Yen JPY 1,035,000,000	Buy	10/10/08	10,199,054	9,803,195	(395,859)
Japanese Yen JPY 352,000,000	Buy	10/10/08	3,409,465	3,334,033	(75,432)
Japanese Yen JPY 392,000,000	Buy	10/10/08	3,801,109	3,712,901	(88,208)
Japanese Yen JPY 358,000,000	Buy	10/10/08	3,342,608	3,390,864	48,256
Japanese Yen JPY 81,000,000	Buy	7/22/08	762,928	763,811	883
Korea (South) Won KRW 839,000,000	Buy	7/31/08	841,863	800,971	(40,892)
Korea (South) Won KRW 541,000,000	Buy	7/7/08	528,320	517,022	(11,298)
Korea (South) Won KRW 545,000,000	Buy	7/11/08	528,807	520,752	(8,055)
Kuwait Dinars KWD 96,000	Buy	1/29/09	357,942	363,224	5,282
Mexico Pesos MXN 9,860,000	Buy	8/22/08	936,373	948,580	12,207
Mexico Pesos MXN 13,525,000	Buy	8/22/08	1,285,768	1,301,170	15,402
Mexico Pesos MXN 19,985,000	Buy	8/27/08	1,898,632	1,921,293	22,661
Mexico Pesos MXN 4,750,000	Buy	8/26/08	455,395	456,714	1,319
Malaysia Ringgits MYR 3,100,000	Buy	10/10/08	977,918	949,239	(28,679)
Malaysia Ringgits MYR 7,730,000	Buy	7/31/08	2,457,948	2,365,989	(91,959)
Malaysia Ringgits MYR 6,700,000	Buy	8/18/08	2,053,640	2,050,916	(2,724)
Norway Krone NOK 14,110,000	Buy	10/10/08	2,736,193	2,742,005	5,812
Norway Krone NOK 18,535,000	Buy	10/10/08	3,595,538	3,601,918	6,380
Norway Krone NOK 5,290,000	Buy	10/10/08	1,047,270	1,028,009	(19,261)
Norway Krone NOK 8,050,000	Buy	7/7/08	1,595,080	1,579,317	(15,763)
Norway Krone NOK 7,960,000	Buy	7/11/08	1,568,511	1,560,970	(7,541)
Norway Krone NOK 7,990,000	Buy	8/1/08	1,572,117	1,563,263	(8,854)
New Zealand Dollars NZD 3,290,000	Buy	7/16/08	2,539,880	2,500,171	(39,709)
New Zealand Dollars NZD 1,775,000	Buy	7/7/08	1,382,547	1,351,091	(31,456)
New Zealand Dollars NZD 670,000	Buy	7/7/08	508,791	509,989	1,198
New Zealand Dollars NZD 690,000	Buy	7/11/08	523,641	524,830	1,189

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
New Zealand Dollars
NZD 690,000	Buy	10/10/08	514,112	517,241	$3,129
New Zealand Dollars NZD 990,000	Buy	7/22/08	747,083	751,507	4,424
New Zealand Dollars NZD 695,000	Buy	8/1/08	524,829	526,639	1,810
Philippines Pesos PHP 62,000,000	Buy	7/3/08	1,417,143	1,380,692	(36,451)
Poland Zlotych PLN 4,300,000	Buy	10/2/08	1,902,487	1,999,879	97,392
Poland Zlotych PLN 3,750,000	Buy	10/2/08	1,644,592	1,744,080	99,488
Poland Zlotych PLN 2,530,000	Buy	10/10/08	1,127,300	1,175,808	48,508
Poland Zlotych PLN 5,400,000	Buy	7/30/08	2,496,648	2,525,890	29,242
Poland Zlotych PLN 1,760,000	Buy	7/30/08	809,754	823,253	13,499
Poland Zlotych PLN 800,000	Buy	7/30/08	370,937	374,206	3,269
Qatar Rials QAR 1,250,000	Buy	1/29/09	356,329	348,546	(7,783)
Russia Rubles RUB 56,780,000	Buy	8/19/08	2,273,474	2,417,836	144,362
Saudi Arabia Riyals SAR 1,320,000	Buy	1/29/09	357,482	352,918	(4,564)
Sweden Kronor SEK 11,580,000	Buy	10/10/08	1,921,035	1,911,812	(9,223)
Singapore Dollars SGD 2,870,000	Buy	7/7/08	2,108,697	2,110,166	1,469
Singapore Dollars SGD 2,880,000	Buy	7/11/08	2,114,227	2,117,934	3,707
Singapore Dollars SGD 2,070,000	Buy	8/1/08	1,519,099	1,523,819	4,720
Singapore Dollars SGD 810,000	Buy	8/1/08	595,334	596,277	943
Slovakia Koruny SKK 58,910,000	Buy	7/30/08	2,882,093	3,066,100	184,007
Turkey New Lira TRY 1,775,000	Buy	7/31/08	1,424,787	1,431,791	7,004
Taiwan New Dollars TWD 32,000,000	Buy	7/7/08	1,059,708	1,054,810	(4,898)
Taiwan New Dollars TWD 32,000,000	Buy	7/11/08	1,060,656	1,055,123	(5,533)
Ukraine Hryvnia UAH 1,860,000	Buy	1/28/09	356,937	375,690	18,753
Ukraine Hryvnia UAH 2,580,000	Buy	7/18/08	513,331	560,286	46,955
Ukraine Hryvnia UAH 2,570,000	Buy	7/17/08	512,974	558,376	45,402
Viet Nam Dong VND 2,830,000,000	Buy	1/30/09	178,211	168,032	(10,179)
Viet Nam Dong VND 2,830,000,000	Buy	1/30/09	177,987	168,032	(9,955)
South Africa Rand ZAR 10,500,000	Buy	7/31/08	1,318,417	1,328,942	10,525
					$1,135,797

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
Australia Dollars
AUD 185,000	Sell	11/21/08	171,819	173,972	$(2,153)
Australia Dollars AUD 90,000	Sell	11/21/08	84,116	84,635	(519)
Australia Dollars AUD 465,000	Sell	11/21/08	433,785	437,281	(3,496)
Australia Dollars AUD 60,000	Sell	11/21/08	56,181	56,423	(242)
Australia Dollars AUD 775,000	Sell	11/21/08	721,750	728,801	(7,051)
Australia Dollars AUD 1,085,000	Sell	10/10/08	1,028,341	1,026,125	2,216
Australia Dollars AUD 185,000	Sell	7/10/08	177,119	177,090	29
Australia Dollars AUD 2,200,000	Sell	7/7/08	2,086,997	2,106,867	(19,870)
Australia Dollars AUD 2,190,000	Sell	7/11/08	2,075,025	2,096,056	(21,031)
Australia Dollars AUD 2,200,000	Sell	8/1/08	2,102,804	2,099,226	3,578
Brazil Real BRL 2,630,000	Sell	7/2/08	1,563,057	1,640,571	(77,514)
Brazil Real BRL 2,630,000	Sell	8/4/08	1,633,540	1,625,768	7,772
Canada Dollars CAD 1,750,000	Sell	10/10/08	1,723,492	1,714,093	9,399
Canada Dollars CAD 1,630,000	Sell	10/10/08	1,605,666	1,596,555	9,111
Canada Dollars CAD 1,010,000	Sell	10/10/08	995,319	989,277	6,042
Canada Dollars CAD 2,680,000	Sell	10/10/08	2,638,704	2,625,011	13,693
Canada Dollars CAD 670,000	Sell	10/10/08	668,563	656,253	12,310
Canada Dollars CAD 700,000	Sell	7/10/08	686,814	686,367	447
Canada Dollars CAD 1,570,000	Sell	7/7/08	1,537,091	1,539,496	(2,405)
Canada Dollars CAD 1,610,000	Sell	7/11/08	1,573,864	1,578,618	(4,754)
Canada Dollars CAD 1,600,000	Sell	8/1/08	1,585,917	1,568,295	17,622
Switzerland Francs CHF 2,960,000	Sell	7/16/08	2,960,562	2,898,193	62,369
Switzerland Francs CHF 1,100,000	Sell	7/7/08	1,056,371	1,076,898	(20,527)
Switzerland Francs CHF 1,655,000	Sell	10/10/08	1,593,338	1,621,539	(28,201)
Switzerland Francs CHF 171,000	Sell	7/10/08	167,172	167,416	(244)
Switzerland Francs CHF 960,000	Sell	10/10/08	936,549	940,591	(4,042)
Switzerland Francs CHF 1,080,000	Sell	7/11/08	1,034,998	1,057,376	(22,378)
Switzerland Francs CHF 1,640,000	Sell	10/10/08	1,571,498	1,606,842	(35,344)
China Yuan Renminbi CNY 2,730,000	Sell	5/13/09	416,013	411,033	4,980

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
China Yuan Renminbi
CNY 9,700,000	Sell	7/31/08	1,416,803	1,420,240	$(3,437)
Colombia Pesos COP 2,297,000,000	Sell	7/31/08	1,273,988	1,189,761	84,227
Colombia Pesos COP 2,977,000,000	Sell	8/29/08	1,650,222	1,529,412	120,810
Colombia Pesos COP 1,198,000,000	Sell	9/8/08	679,139	614,197	64,942
Colombia Pesos COP 2,323,000,000	Sell	9/5/08	1,313,172	1,191,704	121,468
Colombia Pesos COP 1,197,000,000	Sell	9/8/08	678,283	613,684	64,599
Czech Republic Koruny CZK 10,100,000	Sell	7/30/08	651,214	665,009	(13,795)
Czech Republic Koruny CZK 10,200,000	Sell	7/30/08	657,216	671,593	(14,377)
Czech Republic Koruny CZK 6,890,000	Sell	7/30/08	451,448	453,654	(2,206)
EURO EUR 80,000	Sell	8/5/08	117,888	125,717	(7,829)
EURO EUR 1,420,000	Sell	8/5/08	2,092,370	2,231,470	(139,100)
EURO EUR 40,000	Sell	8/5/08	60,484	62,858	(2,374)
EURO EUR 70,000	Sell	8/5/08	108,691	110,002	(1,311)
EURO EUR 2,870,000	Sell	10/10/08	4,461,415	4,494,860	(33,445)
EURO EUR 3,430,000	Sell	10/10/08	5,331,249	5,371,906	(40,657)
EURO EUR 1,330,000	Sell	10/10/08	2,069,480	2,082,984	(13,504)
EURO EUR 3,560,000	Sell	10/10/08	5,539,858	5,575,506	(35,648)
EURO EUR 2,890,000	Sell	10/10/08	4,491,060	4,526,183	(35,123)
EURO EUR 3,640,000	Sell	10/10/08	5,670,282	5,700,798	(30,516)
EURO EUR 1,875,000	Sell	7/16/08	2,952,432	2,949,581	2,851
EURO EUR 1,455,000	Sell	7/29/08	2,307,470	2,287,283	20,187
EURO EUR 3,850,000	Sell	7/29/08	6,105,677	6,052,261	53,416
EURO EUR 670,000	Sell	10/10/08	1,041,127	1,049,323	(8,196)
EURO EUR 1,115,000	Sell	10/10/08	1,727,860	1,746,261	(18,401)
EURO EUR 170,000	Sell	8/5/08	260,682	267,148	(6,466)
EURO EUR 520,000	Sell	10/2/08	803,140	814,738	(11,598)
EURO EUR 2,450,000	Sell	10/10/08	3,741,934	3,837,076	(95,142)
EURO EUR 2,755,000	Sell	10/10/08	4,191,871	4,314,753	(122,882)
EURO EUR 250,000	Sell	11/21/08	384,375	390,686	(6,311)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
EURO
EUR 2,470,000	Sell	10/2/08	3,865,550	3,870,004	$(4,454)
EURO EUR 2,900,000	Sell	8/29/08	4,515,300	4,551,733	(36,433)
EURO EUR 680,000	Sell	10/10/08	1,047,397	1,064,984	(17,587)
EURO EUR 30,000	Sell	8/5/08	46,237	47,144	(907)
EURO EUR 295,000	Sell	10/2/08	453,185	462,207	(9,022)
EURO EUR 1,030,000	Sell	10/10/08	1,581,400	1,613,138	(31,738)
EURO EUR 690,000	Sell	10/2/08	1,080,098	1,081,094	(996)
EURO EUR 390,000	Sell	10/2/08	608,934	611,053	(2,119)
EURO EUR 2,605,000	Sell	7/10/08	4,096,363	4,099,266	(2,903)
EURO EUR 3,435,000	Sell	10/10/08	5,284,112	5,379,737	(95,625)
EURO EUR 5,920,000	Sell	8/29/08	9,135,033	9,291,813	(156,780)
EURO EUR 1,015,000	Sell	10/10/08	1,564,146	1,589,646	(25,500)
British Pound Sterling GBP 790,000	Sell	8/5/08	1,543,660	1,568,999	(25,339)
British Pound Sterling GBP 60,000	Sell	8/5/08	117,231	119,165	(1,934)
British Pound Sterling GBP 30,000	Sell	8/5/08	58,926	59,582	(656)
British Pound Sterling GBP 80,000	Sell	8/5/08	157,041	158,886	(1,845)
British Pound Sterling GBP 440,000	Sell	10/10/08	860,794	869,508	(8,714)
British Pound Sterling GBP 90,000	Sell	8/5/08	176,326	178,747	(2,421)
British Pound Sterling GBP 80,000	Sell	10/10/08	154,148	158,092	(3,944)
British Pound Sterling GBP 350,000	Sell	8/29/08	686,676	693,880	(7,204)
British Pound Sterling GBP 10,000	Sell	8/5/08	19,552	19,861	(309)
British Pound Sterling GBP 350,000	Sell	7/10/08	687,960	696,574	(8,614)
British Pound Sterling GBP 700,000	Sell	8/29/08	1,365,163	1,387,760	(22,597)
British Pound Sterling GBP 700,000	Sell	8/29/08	1,360,492	1,387,760	(27,268)
Hong Kong Dollars HKD 10,800,000	Sell	7/31/08	1,384,642	1,386,062	(1,420)
Hungary Forint HUF 319,000,000	Sell	10/2/08	1,883,117	2,102,393	(219,276)
Hungary Forint HUF 269,000,000	Sell	10/2/08	1,580,029	1,772,864	(192,835)
Iceland Kronur ISK 100,000,000	Sell	9/24/08	1,318,391	1,254,216	64,175
Japanese Yen JPY 170,000,000	Sell	8/5/08	1,606,805	1,604,318	2,487

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
Japanese Yen
JPY 8,000,000	Sell	8/5/08	75,737	75,497	$240
Japanese Yen JPY 4,000,000	Sell	8/5/08	39,103	37,749	1,354
Japanese Yen JPY 8,000,000	Sell	8/5/08	78,720	75,497	3,223
Japanese Yen JPY 334,000,000	Sell	7/16/08	3,325,037	3,148,426	176,611
Japanese Yen JPY 157,000,000	Sell	7/16/08	1,551,844	1,479,949	71,895
Japanese Yen JPY 114,000,000	Sell	10/10/08	1,103,988	1,079,772	24,216
Japanese Yen JPY 27,000,000	Sell	8/5/08	257,448	254,803	2,645
Japanese Yen JPY 395,000,000	Sell	10/10/08	3,798,406	3,741,316	57,090
Japanese Yen JPY 304,000,000	Sell	8/29/08	2,909,091	2,872,491	36,600
Japanese Yen JPY 111,000,000	Sell	10/10/08	1,057,868	1,051,357	6,511
Japanese Yen JPY 6,000,000	Sell	8/5/08	57,240	56,623	617
Japanese Yen JPY 195,000,000	Sell	10/10/08	1,867,763	1,846,979	20,784
Japanese Yen JPY 225,000,000	Sell	10/10/08	2,137,584	2,131,129	6,455
Japanese Yen JPY 104,000,000	Sell	7/10/08	989,157	980,001	9,156
Japanese Yen JPY 225,000,000	Sell	10/10/08	2,147,971	2,131,129	16,842
Japanese Yen JPY 167,000,000	Sell	10/10/08	1,573,024	1,581,772	(8,748)
Japanese Yen JPY 167,000,000	Sell	10/10/08	1,557,110	1,581,772	(24,662)
Japanese Yen JPY 534,000,000	Sell	10/10/08	4,971,141	5,057,880	(86,739)
Japanese Yen JPY 226,000,000	Sell	10/10/08	2,106,382	2,140,601	(34,219)
Japanese Yen JPY 1,230,000,000	Sell	10/10/08	11,468,852	11,650,174	(181,322)
Japanese Yen JPY 144,000,000	Sell	7/31/08	1,344,946	1,358,597	(13,651)
Japanese Yen JPY 404,000,000	Sell	10/10/08	3,778,526	3,826,561	(48,035)
Korea (South) Won KRW 839,000,000	Sell	7/31/08	800,191	800,971	(780)
Korea (South) Won KRW 541,000,000	Sell	7/7/08	523,064	517,022	6,042
Korea (South) Won KRW 545,000,000	Sell	7/11/08	526,824	520,752	6,072
Korea (South) Won KRW 100,000,000	Sell	7/7/08	96,852	95,568	1,284
Korea (South) Won KRW 546,000,000	Sell	8/1/08	521,589	521,236	353
Mexico Pesos MXN 1,120,000	Sell	9/30/08	102,344	107,154	(4,810)
Mexico Pesos MXN 110,000	Sell	9/30/08	10,413	10,524	(111)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
Mexico Pesos
MXN 410,000	Sell	9/30/08	38,958	39,226	$(268)
Mexico Pesos MXN 2,820,000	Sell	9/30/08	270,335	269,799	536
Mexico Pesos MXN 4,080,000	Sell	8/27/08	393,557	392,238	1,319
Mexico Pesos MXN 6,110,000	Sell	8/22/08	589,484	587,812	1,672
Norway Krone NOK 16,495,000	Sell	10/10/08	3,185,470	3,205,484	(20,014)
Norway Krone NOK 8,050,000	Sell	7/7/08	1,562,834	1,579,317	(16,483)
Norway Krone NOK 7,960,000	Sell	7/11/08	1,532,228	1,560,970	(28,742)
New Zealand Dollars NZD 660,000	Sell	10/10/08	510,094	494,752	15,342
New Zealand Dollars NZD 725,000	Sell	7/16/08	562,288	550,949	11,339
New Zealand Dollars NZD 1,775,000	Sell	7/7/08	1,381,287	1,351,091	30,196
New Zealand Dollars NZD 670,000	Sell	7/7/08	522,767	509,989	12,778
New Zealand Dollars NZD 690,000	Sell	7/11/08	518,079	524,830	(6,751)
Sweden Kronor SEK 7,245,000	Sell	10/10/08	1,220,573	1,196,121	24,452
Singapore Dollars SGD 2,870,000	Sell	7/7/08	2,104,723	2,110,166	(5,443)
Singapore Dollars SGD 2,880,000	Sell	7/11/08	2,102,635	2,117,934	(15,299)
Singapore Dollars SGD 1,875,000	Sell	7/31/08	1,375,642	1,380,209	(4,567)
Slovakia Koruny SKK 29,000,000	Sell	7/30/08	1,473,218	1,509,369	(36,151)
Slovakia Koruny SKK 14,975,000	Sell	7/30/08	759,690	779,407	(19,717)
Slovakia Koruny SKK 14,935,000	Sell	7/30/08	762,376	777,325	(14,949)
Turkey New Lira TRY 5,725,000	Sell	7/31/08	4,595,441	4,618,030	(22,589)
Taiwan New Dollars TWD 32,000,000	Sell	7/11/08	1,055,827	1,055,123	704
Taiwan New Dollars TWD 32,000,000	Sell	7/7/08	1,055,548	1,054,810	738
Taiwan New Dollars TWD 42,000,000	Sell	7/28/08	1,387,971	1,386,597	1,374
Taiwan New Dollars TWD 32,000,000	Sell	8/1/08	1,054,158	1,056,804	(2,646)
South Africa Rand ZAR 1,590,000	Sell	7/18/08	195,236	202,001	(6,765)
South Africa Rand ZAR 2,365,000	Sell	7/18/08	292,462	300,460	(7,998)
South Africa Rand ZAR 6,945,000	Sell	7/18/08	854,243	882,324	(28,081)
					$(1,142,899)

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

ING Oppenheimer Strategic Income Portfolio Open Futures Contracts on June 30, 2008

Contract Description	Number of Contracts	Notional Market Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Long Contracts
Amsterdam Exchanges Index	5	$670,876	07/18/08	$(42,832)
Brent Crude Future	2	281,204	08/14/08	—
Canada 10-Year Bond	34	3,916,819	09/19/08	(23,111)
Euro-Bobl 5-Year	2	333,092	09/08/08	1,173
Euro-Schatz	106	17,077,259	09/08/08	(101,601)
Gas Oil (ICE)	3	383,170	09/11/08	—
Heating Oil	2	331,671	08/29/08	—
IBEX 35 Index	3	564,631	07/18/08	(29,865)
Japanese Government Bonds 10-Year Mini	9	1,146,264	09/09/08	9,315
LME Copper	2	428,753	08/18/08	—
Long Gilt	20	4,158,550	09/26/08	(77,461)
OMXS30 Index	93	1,331,892	07/18/08	(142,507)
S&P/MIB Index	3	700,853	09/19/08	(26,316)
U.S. Treasury 5-Year Note	462	51,076,267	09/30/08	(25,891)
U.S. Treasury Long Bond	373	43,116,469	09/19/08	434,884
WTI Crude Future	2	281,184	08/20/08	—
				$(24,212)

Contract Description	Number of Contracts	Notional Market Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Short Contracts
Australia 10-Year Bond	12	$(1,112,665)	09/15/08	$(17,775)
CAC40 10 Euro	15	(1,049,532)	07/18/08	44,852
Cotton No. 2	9	(353,678)	12/08/08	—
DAX Index	3	(765,186)	09/19/08	40,300
Euro-Bund	70	(12,186,132)	09/08/08	100,424
FTSE 100 Index	23	(2,587,471)	09/19/08	65,681
FTSE/JSE Top 40 Index	18	(671,379)	09/18/08	15,649
H-Shares Index	8	(610,215)	07/30/08	18,486
Lean Hogs	12	(340,113)	08/14/08	—
LME Lead	8	(355,788)	08/18/08	—
LME Nickel	3	(394,016)	08/18/08	—
Mexico Bolsa Index	22	(636,507)	09/19/08	4,441
NASDAQ 100 E-Mini	63	(2,325,960)	09/19/08	20,417
Natural Gas	3	(402,552)	08/27/08	—
NIKKEI 225	28	(3,551,914)	09/11/08	157,041
S&P 500	4	(1,281,100)	09/18/08	74,384
S&P 500 E-Mini	156	(9,992,580)	09/19/08	559,822
SGX CNX Nifty Index	75	(594,000)	07/31/08	18,028
U.S. Treasury 2-Year Note	167	(35,270,921)	09/30/08	(102,265)
U.S. Treasury 10-Year Note	42	(4,784,719)	09/19/08	(2,583)
				$996,902

ING Oppenheimer Strategic Income Portfolio Credit Default Swap Agreements Outstanding on June 30, 2008:

Counterparty	Reference Entity/Obligation	Buy/sell Protection	(Pay)/Receive Fixed Rate	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	ABX.HE.AA.06-2 Index	Sell	0.170%	05/25/46	USD	110,000	$(74,427)
Goldman Sachs Capital Markets L.P.	ABX.HE.AA.06-2 Index	Sell	0.170%	05/25/46	USD	35,000	(24,981)
Goldman Sachs Capital Markets L.P.	ABX.HE.AA.06-2 Index	Sell	0.110%	05/25/46	USD	150,000	(60,793)
Lehman Brothers Special Financing Inc.	ABX.HE.AA.06-2 Index	Sell	0.170%	05/25/46	USD	260,000	(39,687)
Morgan Stanley Capital Services Inc.	ABX.HE.AA.06-2 Index	Sell	0.170%	05/25/46	USD	35,000	(25,066)
Morgan Stanley Capital Services Inc.	ABX.HE.AA.06-2 Index	Sell	0.170%	05/25/46	USD	70,000	(48,744)
Deutsche Bank AG	ABX.HE.AAA.06-2 Index	Sell	0.110%	05/25/46	USD	260,000	(67,071)
Deutsche Bank AG	ABX.HE.AAA.06-2 Index	Sell	0.110%	05/25/46	USD	260,000	(67,074)
Goldman Sachs Capital Markets L.P.	ABX.HE.AAA.06-2 Index	Sell	0.110%	05/25/46	USD	110,000	(21,798)
Morgan Stanley Capital Services Inc.	ABX.HE.AAA.06-2 Index	Sell	0.110%	05/25/46	USD	380,000	89
Citibank N.A., New York	Ambac Assurance Corp. (no specified obligation)	Sell	8.400%	12/20/08	USD	1,035,000	(114,313)
Citibank N.A., New York	Amkor Technologies Inc. 7.750%, 05/15/13	Sell	2.050%	09/20/08	USD	50,000	(68)
Goldman Sachs International	Amkor Technologies Inc. 7.750%, 05/15/13	Sell	2.650%	09/20/08	USD	60,000	(1)
Lehman Brothers Special Financing Inc.	Amkor Technologies Inc. 7.750%, 05/15/13	Sell	2.500%	09/20/08	USD	95,000	(34)
Credit Suisse International	Aramark Corp. 5.000%, 06/01/12	Sell	6.000%	03/20/13	USD	100,000	4,308
Lehman Brothers International (Europe)	Aramark Corp. 5.000%, 06/01/12	Sell	6.000%	03/20/13	USD	70,000	3,016

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Counterparty	Reference Entity/Obligation	Buy/sell Protection	(Pay)/Receive Fixed Rate	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services Inc.	Aramark Corp. 5.000%, 06/01/12	Sell	5.920%	03/20/13	USD	110,000	$4,410
Credit Suisse International	Arvinmeritor 8.125%, 09/15/15	Sell	1.400%	09/20/08	USD	175,000	(1,787)
Credit Suisse International	Arvinmeritor 8.125%, 09/15/15	Sell	1.600%	09/20/08	USD	170,000	(1,659)
Goldman Sachs International	Arvinmeritor 8.125%, 09/15/15	Sell	1.600%	09/20/08	USD	170,000	(1,659)
Lehman Brothers Special Financing Inc.	Arvinmeritor 8.125%, 09/15/15	Sell	1.150%	09/20/08	USD	170,000	(1,830)
Lehman Brothers Special Financing Inc.	Arvinmeritor 8.125%, 09/15/15	Sell	2.200%	09/20/08	USD	180,000	(1,516)
Lehman Brothers Special Financing Inc.	Arvinmeritor 8.125%, 09/15/15	Sell	3.000%	09/20/08	USD	115,000	(763)
Barclays Bank PLC	Bear Stearns Co. Inc. 5.300%, 10/30/15	Sell	14.000%	09/20/08	USD	245,000	7,326
Lehman Brothers International (Europe)	Bear Stearns Co. Inc. 5.300%, 10/30/15	Sell	1.600%	09/20/08	USD	535,000	1,028
Barclays Bank PLC	Beazer Homes USA, Inc. 6.500%, 11/15/13	Sell	4.700%	09/20/08	USD	175,000	(1,108)
Goldman Sachs International	Beazer Homes USA, Inc. 6.500%, 11/15/13	Sell	2.650%	09/20/08	USD	115,000	(1,251)
Goldman Sachs International	Beazer Homes USA, Inc. 6.500%, 11/15/13	Sell	4.800%	09/20/08	USD	175,000	(1,069)
Lehman Brothers Special Financing Inc.	Beazer Homes USA, Inc. 6.500%, 11/15/13	Sell	5.400%	09/20/08	USD	265,000	(1,266)
Citibank N.A., New York	Cablevision Systems Corp. 8.000%, 04/15/12	Sell	3.100%	12/20/10	USD	15,000	(413)
Lehman Brothers Special Financing Inc.	Cablevision Systems Corp. 8.000%, 04/15/12	Sell	3.400%	12/20/10	USD	20,000	(417)
Lehman Brothers Special Financing Inc.	Cablevision Systems Corp. 8.000%, 04/15/12	Sell	3.130%	12/20/10	USD	85,000	(2,284)
Citibank N.A., New York	Capmark Financial Group 5.875%, 05/10/12	Sell	7.125%	12/20/12	USD	355,000	(34,625)
Citibank N.A., New York	Capmark Financial Group 5.875%, 05/10/12	Sell	9.700%	12/20/12	USD	255,000	(6,048)
Citibank N.A., New York	Capmark Financial Group 5.875%, 05/10/12	Sell	9.750%	12/20/12	USD	215,000	(4,791)
Credit Suisse International	Capmark Financial Group 5.875%, 05/10/12	Sell	5.200%	12/20/07	USD	110,000	(16,799)
Morgan Stanley Capital Services Inc.	Capmark Financial Group 5.875%, 05/10/12	Sell	7.400%	12/20/12	USD	60,000	(5,379)
Morgan Stanley Capital Services Inc.	Capmark Financial Group 5.875%, 05/10/12	Sell	7.150%	12/20/12	USD	60,000	(5,809)
Credit Suisse International	Capmark Financial Group 6.300%, 05/10/17	Sell	6.250%	12/20/12	USD	60,000	(7,357)
Credit Suisse International	CDX.NA.HY.7 Index	Sell	3.250%	12/20/11	USD	271,260	(24,180)
Deutsche Bank AG	CDX.NA.HY.7 Index	Sell	3.250%	12/20/11	USD	752,400	(67,068)
Credit Suisse International	CDX.NA.HY.8 Index	Sell	2.750%	06/20/12	USD	430,650	(22,799)
JPMorgan Chase Bank N.A., New York	CDX.NA.HY.8 Index	Sell	2.750%	06/20/12	USD	514,800	(27,254)
Lehman Brothers Special Financing Inc.	CDX.NA.HY.8 Index	Sell	2.750%	06/20/12	USD	598,950	(31,709)
Lehman Brothers Special Financing Inc.	CDX.NA.HY.8 Index	Sell	2.750%	06/20/12	USD	430,650	(23,273)
Deutsche Bank AG	CDX.NA.HY.9 Index	Sell	3.750%	12/20/12	USD	1,084,050	(98,572)
JPMorgan Chase Bank N.A., New York	CDX.NA.HY.9 Index	Sell	3.750%	12/20/12	USD	900,900	(79,483)
Lehman Brothers Special Financing Inc.	CDX.NA.HY.9 Index	Sell	3.750%	12/20/12	USD	1,806,750	(166,361)
Morgan Stanley Capital Services Inc.	CDX.NA.HY.9 Index	Sell	3.750%	12/20/12	USD	831,600	(70,193)
Credit Suisse International	CDX.NA.HY.10 Index	Sell	5.000%	06/20/13	USD	1,820,000	(12,737)
Deutsche Bank AG	CDX.NA.HY.10 Index	Sell	5.000%	06/20/13	USD	2,650,000	(76,300)
Deutsche Bank AG	CDX.NA.HY.10 Index	Sell	5.000%	06/20/13	USD	2,085,000	(4,500)
Goldman Sachs International	CDX.NA.HY.10 Index	Sell	5.000%	06/20/13	USD	2,650,000	(84,178)
JPMorgan Chase Bank N.A., New York	CDX.NA.HY.10 Index	Sell	5.000%	06/20/13	USD	2,650,000	(73,020)
Lehman Brothers International (Europe)	CDX.NA.HY.10 Index	Sell	5.000%	06/20/13	USD	1,325,000	(19,347)
Morgan Stanley Capital Services Inc.	CDX.NA.HY.10 Index	Sell	5.000%	06/20/13	USD	2,640,000	(69,693)
UBS AG	CDX.NA.HY.10 Index	Sell	5.000%	06/20/13	USD	2,650,000	(74,885)

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Counterparty	Reference Entity/Obligation	Buy/sell Protection	(Pay)/Receive Fixed Rate	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	CDX.NA.IG.10 Index	Sell	1.550%	06/20/13	USD	2,585,000	$(35,279)
Barclays Bank PLC	CDX.NA.IG.10 Index	Sell	1.550%	06/20/13	USD	1,035,000	(16,376)
Barclays Bank PLC	CDX.NA.IG.10 Index	Sell	1.550%	06/20/13	USD	775,000	477
Morgan Stanley Capital Services Inc.	CDX.NA.IG.10 Index	Sell	1.550%	06/20/13	USD	2,585,000	(37,143)
Morgan Stanley Capital Services Inc.	CDX.NA.IG.10 Index	Sell	1.550%	06/20/13	USD	1,550,000	(18,406)
Morgan Stanley Capital Services Inc.	CDX.NA.IG.10 Index	Sell	1.550%	06/20/13	USD	775,000	(6,194)
Lehman Brothers International (Europe)	Centurytel, Inc. 6.000%, 04/01/17	Buy	(1.230)%	09/20/13	USD	700,000	18,681
Credit Suisse International	CenturyTel, Inc. 7.875%, 08/15/12	Buy	(0.378)%	09/20/12	USD	225,000	11,091
Deutsche Bank AG	CenturyTel, Inc. 7.875%, 08/15/12	Buy	(0.425)%	09/20/12	USD	225,000	10,689
Credit Suisse International	Charter Communications Holdings 10.000%, 04/01/09	Buy	(7.000)%	09/20/10	USD	35,000	6,240
Credit Suisse International	Charter Communications Holdings 10.000%, 04/01/09	Buy	(5.000)%	09/20/10	USD	40,000	6,563
Credit Suisse International	Charter Communications Holdings 10.000%, 04/01/09	Sell	5.000%	09/20/17	USD	35,000	(11,181)
Credit Suisse International	Charter Communications Holdings 10.000%, 04/01/09	Sell	5.000%	09/20/17	USD	40,000	(12,778)
Lehman Brothers Special Financing Inc.	Charter Communications Holdings 10.000%, 04/01/09	Buy	(7.250)%	09/20/10	USD	85,000	14,769
Lehman Brothers Special Financing Inc.	Charter Communications Holdings 10.000%, 04/01/09	Buy	(7.600)%	09/20/10	USD	85,000	14,228
Lehman Brothers Special Financing Inc.	Charter Communications Holdings 10.000%, 04/01/09	Sell	5.000%	09/20/12	USD	85,000	(28,732)
Lehman Brothers Special Financing Inc.	Charter Communications Holdings 10.000%, 04/01/09	Sell	5.000%	09/20/12	USD	85,000	(27,985)
Barclays Bank PLC	CIT Group 7.750%, 04/02/12	Sell	3.250%	09/20/08	USD	970,000	(19,226)
Goldman Sachs Capital Markets L.P.	CMBX-NA-AJ 3 Index	Sell	1.470%	12/13/49	USD	200,000	(5,876)
JPMorgan Chase Bank N.A., New York	CMBX-NA-AJ 3 Index	Sell	1.470%	12/13/49	USD	100,000	(3,241)
JPMorgan Chase Bank N.A., New York	CMBX-NA-AJ 3 Index	Sell	1.470%	12/13/49	USD	900,000	61,374
Lehman Brothers Special Financing Inc.	CMBX-NA-AJ 3 Index	Sell	1.470%	12/13/49	USD	300,000	(3,418)
Goldman Sachs Capital Markets L.P.	CMBX-NA-AJ 4 Index	Sell	0.960%	02/17/51	USD	200,000	(4,926)
JPMorgan Chase Bank N.A., New York	CMBX-NA-AJ 4 Index	Sell	0.960%	02/17/51	USD	100,000	(2,773)
Lehman Brothers Special Financing Inc.	CMBX-NA-AJ 4 Index	Sell	0.960%	02/17/51	USD	300,000	(2,056)
Deutsche Bank AG	Countrywide Home Loan 4.000%, 03/22/11	Sell	2.550%	09/20/08	USD	975,000	(2,523)
Deutsche Bank AG	Countrywide Home Loan 4.000%, 03/22/11	Sell	8.500%	12/20/08	USD	140,000	3,140
Deutsche Bank AG	Countrywide Home Loan 4.000%, 03/22/11	Sell	9.000%	12/20/08	USD	425,000	10,526
Deutsche Bank AG	Countrywide Home Loan 4.000%, 03/22/11	Sell	9.750%	12/20/08	USD	425,000	12,016
Lehman Brothers International (Europe)	CSC Holdings, Inc. 7.625%, 07/15/18	Sell	5.600%	03/20/13	USD	70,000	2,269
Deutsche Bank AG	CVRD INCO Ltd. 7.750%, 05/15/12	Buy	(0.630)%	03/20/17	USD	200,000	3,540
JPMorgan Chase Bank N.A., New York	Dean Foods Co. 7.000%, 06/01/16	Sell	1.030%	06/20/11	USD	180,000	(17,200)
JPMorgan Chase Bank N.A., New York	Dean Foods Co. 7.000%, 06/01/16	Sell	1.060%	06/20/11	USD	185,000	(17,535)
JPMorgan Chase Bank N.A., New York	Dean Foods Co. 7.000%, 06/01/16	Sell	1.050%	06/20/11	USD	10,000	(950)
JPMorgan Chase Bank N.A., New York	Dean Foods Co. 7.000%, 06/01/16	Sell	1.080%	06/20/11	USD	190,000	(19,474)
Credit Suisse International	Development Bank of Kazakhstan 7.375%, 11/12/13	Sell	3.750%	02/20/13	USD	1,210,000	10,438
Lehman Brothers International (Europe)	Dillards Inc. 7.130%, 08/01/18	Sell	3.250%	09/20/09	USD	215,000	86

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Counterparty	Reference Entity/Obligation	Buy/sell Protection	(Pay)/Receive Fixed Rate	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Lehman Brothers Special Financing Inc.	Dillards Inc. 7.130%, 08/01/18	Sell	2.250%	12/20/08	USD	95,000	$(416)
Lehman Brothers Special Financing Inc.	Dillards Inc. 7.130%, 08/01/18	Sell	2.250%	12/20/08	USD	275,000	(1,203)
Goldman Sachs International	Dole Foods Co. 8.625%, 05/01/09	Buy	(5.000)%	06/20/09	USD	160,000	2,236
Goldman Sachs International	Dole Foods Co. 8.625%, 05/01/09	Buy	(5.000)%	06/20/09	USD	85,000	1,182
Goldman Sachs International	Dole Foods Co. 8.625%, 05/01/09	Buy	(5.000)%	06/20/09	USD	80,000	1,106
Goldman Sachs International	Dole Foods Co. 8.625%, 05/01/09	Buy	(5.000)%	06/20/09	USD	110,000	976
Goldman Sachs International	Dole Foods Co. 8.625%, 05/01/09	Sell	5.000%	06/20/13	USD	160,000	(11,668)
Goldman Sachs International	Dole Foods Co. 8.625%, 05/01/09	Sell	5.000%	06/20/13	USD	85,000	(6,193)
Goldman Sachs International	Dole Foods Co. 8.625%, 05/01/09	Sell	5.000%	06/20/13	USD	80,000	(5,823)
Goldman Sachs International	Dole Foods Co. 8.625%, 05/01/09	Sell	5.000%	06/20/13	USD	110,000	(7,956)
JPMorgan Chase Bank N.A., New York	Dole Foods Co. 8.625%, 05/01/09	Sell	2.380%	09/20/08	USD	165,000	(2,456)
Lehman Brothers Special Financing Inc.	Dole Foods Co. 8.625%, 05/01/09	Sell	3.200%	09/20/08	USD	175,000	(2,286)
Lehman Brothers Special Financing Inc.	Dole Foods Co. 8.625%, 05/01/09	Sell	5.250%	09/20/08	USD	120,000	(1,021)
Lehman Brothers Special Financing Inc.	Dole Foods Co. 8.625%, 05/01/09	Buy	(5.000)%	06/20/09	USD	95,000	(299)
Lehman Brothers Special Financing Inc.	Dole Foods Co. 8.625%, 05/01/09	Sell	5.000%	06/20/13	USD	95,000	(5,658)
Lehman Brothers Special Financing Inc.	Dole Foods Co. 8.625%, 05/01/09	Sell	5.000%	03/20/09	USD	30,000	2,612
Credit Suisse International	El Paso Corp. 7.875% , 06/15/12	Sell	2.800%	03/20/18	USD	65,000	(392)
Merrill Lynch International	El Paso Corp. 7.875% , 06/15/12	Sell	2.900%	03/20/18	USD	70,000	41
Merrill Lynch International	El Paso Corp. 7.875% , 06/15/12	Sell	2.890%	03/20/18	USD	170,000	(13)
Morgan Stanley Capital Services Inc.	Finansbank, A.S./USD 6.250% Eurobonds, 03/24/11 and USD 6.50% Eurobonds, 03/24/13*	Sell	1.300%	03/24/13	USD	1,290,000	(105,372)
Goldman Sachs International	First Data Corp. 4.700%, 08/01/13	Sell	3.000%	09/20/08	USD	35,000	(17)
Lehman Brothers Special Financing Inc.	First Data Corp. 4.700%, 08/01/13	Sell	2.750%	09/20/08	USD	175,000	(182)
Lehman Brothers Special Financing Inc.	First Data Corp. 4.700%, 08/01/13	Sell	3.500%	09/20/08	USD	170,000	109
Lehman Brothers Special Financing Inc.	First Data Corp. 4.700%, 08/01/13	Sell	3.000%	09/20/08	USD	85,000	(41)
Lehman Brothers Special Financing Inc.	First Data Corp. 4.700%, 08/01/13	Sell	3.000%	09/20/08	USD	120,000	(58)
Merrill Lynch International	Ford Motor Company 6.500%, 08/01/18	Sell	5.300%	12/20/12	USD	350,000	(97,656)
Deutsche Bank AG	Ford Motor Company 7.450%, 07/16/31	Sell	6.000%	12/20/16	USD	455,000	(128,545)
Deutsche Bank AG	Ford Motor Company 7.450%, 07/16/31	Sell	5.850%	12/20/16	USD	695,000	(199,848)
Deutsche Bank AG	Ford Motor Company 7.450%, 07/16/31	Sell	5.800%	12/20/16	USD	555,000	(160,517)
JPMorgan Chase Bank N.A., New York	Ford Motor Company 7.450%, 07/16/31	Sell	6.000%	12/20/16	USD	455,000	(128,545)
Morgan Stanley Capital Services Inc.	Ford Motor Company 7.450%, 07/16/31	Sell	6.150%	12/20/16	USD	455,000	(126,258)
Morgan Stanley Capital Services Inc.	Ford Motor Company 7.450%, 07/16/31	Sell	5.900%	12/20/16	USD	60,000	(17,152)
Citibank N.A., New York	Ford Motor Credit Co. 7.000%, 10/01/13	Sell	2.320%	03/20/12	USD	390,000	(98,900)
Credit Suisse International	Ford Motor Credit Co. 7.000%, 10/01/13	Sell	2.385%	03/20/12	USD	730,000	(184,041)
Credit Suisse International	Ford Motor Credit Co. 7.000%, 10/01/13	Sell	2.550%	03/20/12	USD	240,000	(59,605)
Deutsche Bank AG	Ford Motor Credit Co. 7.000%, 10/01/13	Sell	2.390%	03/20/12	USD	615,000	(154,978)
Deutsche Bank AG	Ford Motor Credit Co. 7.000%, 10/01/13	Sell	2.340%	03/20/12	USD	270,000	(68,347)
Lehman Brothers Special Financing Inc.	GAZPROM Intl. SA 7.201%, 02/01/20	Buy	(2.150)%	02/20/11	USD	345,000	(2,748)
Deutsche Bank AG	General Motors 7.125%, 07/15/13	Sell	4.750%	12/20/16	USD	365,000	(132,322)
Deutsche Bank AG	General Motors 7.125%, 07/15/13	Sell	4.680%	12/20/16	USD	445,000	(162,251)
Goldman Sachs Capital Markets L.P.	General Motors 7.125%, 07/15/13	Sell	4.950%	12/20/16	USD	365,000	(130,150)
JPMorgan Chase Bank N.A., New York	General Motors 7.125%, 07/15/13	Sell	4.750%	12/20/16	USD	555,000	(201,202)

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Counterparty	Reference Entity/Obligation	Buy/sell Protection	(Pay)/Receive Fixed Rate	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Merrill Lynch International	General Motors 7.125%, 07/15/13	Sell	4.050%	12/20/12	USD	235,000	$(81,736)
Morgan Stanley Capital Services Inc.	General Motors 7.125%, 07/15/13	Sell	4.900%	12/20/16	USD	365,000	(130,693)
Morgan Stanley Capital Services Inc.	General Motors 7.125%, 07/15/13	Sell	4.620%	12/20/16	USD	40,000	(14,656)
Morgan Stanley Capital Services Inc.	GISAD DIS TICARET A.S. 7.67%, 3/23/08	Sell	3.000%	03/23/13	EUR	1,700,000	(133,640)
Credit Suisse International	GMAC LLC 6.875%, 08/28/12	Sell	5.000%	03/20/09	USD	55,000	2,042
Credit Suisse International	GMAC LLC 6.875%, 08/28/12	Sell	1.390%	03/20/17	USD	375,000	(147,097)
Deutsche Bank AG	GMAC LLC 6.875%, 08/28/12	Sell	1.370%	03/20/17	USD	365,000	(143,382)
Goldman Sachs International	GMAC LLC 6.875%, 08/28/12	Sell	1.390%	03/20/17	USD	200,000	(78,452)
Goldman Sachs International	GMAC LLC 6.875%, 08/28/12	Sell	1.390%	03/20/17	USD	220,000	(86,297)
Goldman Sachs International	GMAC LLC 6.875%, 08/28/12	Sell	1.370%	03/20/17	USD	90,000	(35,354)
Goldman Sachs International	GMAC LLC 6.875%, 08/28/12	Sell	1.390%	03/20/17	USD	540,000	(211,819)
Lehman Brothers Special Financing Inc.	GMAC LLC 6.875%, 08/28/12	Sell	1.400%	03/20/17	USD	200,000	(78,395)
Lehman Brothers Special Financing Inc.	GMAC LLC 6.875%, 08/28/12	Sell	1.400%	03/20/17	USD	225,000	(88,194)
Credit Suisse International	Halyk Bank of Kazakhstan 7.750%, 05/13/13	Sell	4.950%	03/20/13	USD	250,000	3,306
Morgan Stanley Capital Services Inc.	Halyk Bank of Kazakhstan 7.750%, 05/13/13	Sell	4.870%	03/20/13	USD	500,000	3,447
Morgan Stanley Capital Services Inc.	Halyk Bank of Kazakhstan 7.750%, 05/13/13	Sell	4.880%	03/20/13	USD	500,000	5,309
Credit Suisse International	Harrah's Operating Co. Inc. 5.625%, 06/01/15	Sell	5.000%	03/20/10	USD	205,000	(6,301)
Citibank N.A., New York	Intelsat Ltd., 6.500%, 11/01/13	Sell	4.300%	12/20/08	USD	60,000	343
Citibank N.A., New York	Intelsat Ltd., 6.500%, 11/01/13	Sell	5.000%	03/20/09	USD	65,000	875
Credit Suisse International	Intelsat Ltd., 6.500%, 11/01/13	Sell	4.400%	03/20/09	USD	60,000	553
Credit Suisse International	Intelsat Ltd., 6.500%, 11/01/13	Sell	5.750%	03/20/09	USD	5,000	94
Deutsche Bank AG	Intelsat Ltd., 6.500%, 11/01/13	Sell	4.400%	03/20/09	USD	20,000	184
Deutsche Bank AG	Intelsat Ltd., 6.500%, 11/01/13	Sell	4.750%	03/20/09	USD	65,000	760
Deutsche Bank AG	Intelsat Ltd., 6.500%, 11/01/13	Sell	5.000%	03/20/09	USD	35,000	471
Citibank N.A., New York	Islamic Republic of Pakistan 6.750%, 02/19/09	Sell	5.100%	03/20/13	USD	270,000	(10,866)
Credit Suisse International	IStar Financial Inc. 6.000%, 12/15/10	Sell	12.000%	03/20/09	USD	75,000	1,217
Credit Suisse International	IStar Financial Inc. 6.000%, 12/15/10	Sell	4.150%	12/20/12	USD	115,000	(13,198)
Deutsche Bank AG	IStar Financial Inc. 6.000%, 12/15/10	Sell	2.925%	12/20/08	USD	315,000	(9,634)
Deutsche Bank AG	IStar Financial Inc. 6.000%, 12/15/10	Sell	3.000%	12/20/08	USD	185,000	(5,595)
Deutsche Bank AG	IStar Financial Inc. 6.000%, 12/15/10	Sell	5.850%	12/20/08	USD	220,000	(3,786)
Deutsche Bank AG	IStar Financial Inc. 6.000%, 12/15/10	Sell	12.000%	03/20/09	USD	190,000	3,082
Deutsche Bank AG	IStar Financial Inc. 6.000%, 12/15/10	Sell	4.320%	12/20/12	USD	80,000	(8,764)
Deutsche Bank AG	IStar Financial Inc. 6.000%, 12/15/10	Sell	4.500%	12/20/12	USD	105,000	(10,923)
Deutsche Bank AG	IStar Financial Inc. 6.000%, 12/15/10	Sell	4.000%	12/20/12	USD	135,000	(16,114)
Goldman Sachs International	IStar Financial Inc. 6.000%, 12/15/10	Sell	3.950%	12/20/12	USD	285,000	(34,456)
Morgan Stanley Capital Services Inc.	IStar Financial Inc. 6.000%, 12/15/10	Sell	4.860%	12/20/12	USD	85,000	(7,904)
UBS AG	IStar Financial Inc. 6.000%, 12/15/10	Sell	4.560%	12/20/12	USD	55,000	(5,620)
Lehman Brothers Special Financing Inc.	Jefferson Smurfit Corp. 7.500%, 06/01/13	Sell	6.700%	06/20/13	USD	25,000	(2,181)
Lehman Brothers Special Financing Inc.	Jefferson Smurfit Corp. 7.500%, 06/01/13	Sell	6.600%	06/20/13	USD	40,000	(3,477)
Lehman Brothers Special Financing Inc.	Jefferson Smurfit Corp. 7.500%, 06/01/13	Sell	6.580%	06/20/13	USD	95,000	(6,319)
Merrill Lynch International	Jefferson Smurfit Corp. 7.500%, 06/01/13	Sell	6.700%	06/20/13	USD	85,000	(7,371)
Merrill Lynch International	Jefferson Smurfit Corp. 7.500%, 06/01/13	Sell	6.800%	06/20/13	USD	110,000	(6,493)
Lehman Brothers Special Financing Inc.	K. Hovnanian Enterprises, Inc. 6.500%, 01/15/14	Sell	4.220%	09/20/08	USD	85,000	(898)
Deutsche Bank AG	Lehman Brothers Hldgs. 6.625%, 01/18/12	Sell	2.070%	03/20/09	USD	220,000	(3,863)
JPMorgan Chase Bank N.A., New York	Lehman Brothers Hldgs. 6.625%, 01/18/12	Sell	1.550%	09/20/08	USD	540,000	(3,665)
UBS AG	Lehman Brothers Hldgs. 6.625%, 01/18/12	Sell	1.550%	09/20/08	USD	210,000	(1,425)
Goldman Sachs International	Lennar Corp. 5.950%, 03/01/13	Sell	2.900%	12/20/08	USD	75,000	(1,530)
Lehman Brothers Special Financing Inc.	Lennar Corp. 5.950%, 03/01/13	Sell	2.900%	12/20/08	USD	320,000	(6,529)
Morgan Stanley Capital Services Inc.	Lennar Corp. 5.950%, 03/01/13	Sell	2.900%	12/20/08	USD	60,000	(1,224)

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Counterparty	Reference Entity/Obligation	Buy/sell Protection	(Pay)/Receive Fixed Rate	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Massey Energy Co. 6.875%, 12/15/13	Sell	5.000%	03/20/13	USD	80,000	$5,712
Credit Suisse International	Massey Energy Co. 6.875%, 12/15/13	Sell	5.000%	03/20/13	USD	35,000	2,499
UBS AG	Massey Energy Co. 6.875%, 12/15/13	Sell	5.050%	09/20/12	USD	55,000	4,058
UBS AG	Massey Energy Co. 6.875%, 12/15/13	Sell	5.100%	09/20/12	USD	85,000	6,426
Lehman Brothers International (Europe)	MBIA Inc. 6.625%, 10/01/28	Sell	1.950%	09/20/08	USD	970,000	(60,270)
Deutsche Bank AG	MBIA Insurance Corporation (no specified obligation)	Sell	8.850%	12/20/08	USD	115,000	(10,939)
JPMorgan Chase Bank N.A., New York	Merrill Lynch & Co. 5.000%, 01/15/15	Sell	0.800%	09/20/08	USD	540,000	(2,654)
Goldman Sachs International	Morgan Stanley 6.600%, 04/01/12	Sell	1.500%	09/20/08	USD	195,000	(466)
JPMorgan Chase Bank N.A., New York	Morgan Stanley 6.600%, 04/01/12	Sell	0.750%	09/20/08	USD	175,000	(713)
JPMorgan Chase Bank N.A., New York	Morgan Stanley 6.600%, 04/01/12	Sell	0.750%	09/20/08	USD	465,000	(1,895)
Citibank N.A., New York	Nalco Co. 7.750%, 11/15/11	Sell	3.600%	09/20/12	USD	85,000	(1,079)
Citibank N.A., New York	Nalco Co. 7.750%, 11/15/11	Sell	4.170%	09/20/13	USD	95,000	(968)
Goldman Sachs International	Nalco Co. 7.750%, 11/15/11	Sell	3.700%	09/20/12	USD	90,000	(823)
Goldman Sachs International	Nalco Co. 7.750%, 11/15/11	Sell	4.250%	09/20/13	USD	95,000	(655)
Lehman Brothers Special Financing Inc.	Nalco Co. 7.750%, 11/15/11	Sell	3.400%	09/20/12	USD	50,000	(988)
Credit Suisse International	NJSC Naftogaz of Ukraine 8.125%, 09/30/09	Sell	3.250%	04/20/11	USD	530,000	(58,232)
Citibank N.A., New York	Nortel Networks 4.250%, 09/01/08	Sell	1.890%	09/20/08	USD	160,000	(79)
Lehman Brothers Special Financing Inc.	Nortel Networks 4.250%, 09/01/08	Sell	1.850%	09/20/08	USD	80,000	(47)
Citibank N.A., New York	Owens-Illinois, Inc. 7.800%, 05/15/18	Sell	2.500%	06/20/13	USD	95,000	(831)
Credit Suisse International	Owens-Illinois, Inc. 7.800%, 05/15/18	Sell	2.500%	06/20/13	USD	55,000	(481)
Deutsche Bank AG	Owens-Illinois, Inc. 7.800%, 05/15/18	Sell	2.500%	06/20/13	USD	30,000	(262)
Lehman Brothers International (Europe)	Owens-Illinois, Inc. 7.800%, 05/15/18	Sell	2.640%	06/20/13	USD	115,000	(329)
Lehman Brothers Special Financing Inc.	Owens-Illinois, Inc. 7.800%, 05/15/18	Sell	3.410%	03/20/13	USD	70,000	5,526
Lehman Brothers Special Financing Inc.	Owens-Illinois, Inc. 7.800%, 05/15/18	Sell	3.460%	03/20/13	USD	150,000	5,029
Citibank N.A., New York	Reliant Energy Inc. 6.750%, 12/15/14	Sell	2.450%	09/20/11	USD	70,000	(1,790)
Citibank N.A., New York	Reliant Energy Inc. 6.750%, 12/15/14	Sell	2.600%	09/20/11	USD	210,000	(4,452)
Merrill Lynch International	Reliant Energy Inc. 6.750%, 12/15/14	Sell	2.050%	09/20/11	USD	115,000	(4,282)
Citibank N.A., New York	Republic of Hungary 4.500%, 01/29/14	Buy	(0.400)%	12/20/15	USD	745,000	50,055
Morgan Stanley Capital Services Inc.	Republic of Peru 6.55%, 03/14/37	Sell	1.040%	06/20/17	USD	500,000	(15,925)
Deutsche Bank AG	Republic of Peru 8.750%, 11/21/33	Buy	(1.710)%	12/20/16	USD	420,000	(6,723)
Deutsche Bank AG	Republic of Peru 8.750%, 11/21/33	Sell	1.320%	04/20/17	USD	225,000	(2,614)
UBS AG	Republic of Philippines 10.625%, 03/16/25	Sell	1.450%	06/20/17	USD	540,000	(57,613)
Credit Suisse International	Republic of Turkey 11.875%, 01/15/30	Buy	(2.985)%	04/20/13	USD	645,000	648
Morgan Stanley Capital Services Inc.	Republic of Turkey 11.875%, 01/15/30	Buy	(2.980)%	04/20/13	USD	645,000	780
Goldman Sachs International	Republic of Venezuela 9.250%, 09/15/27	Sell	6.350%	05/20/13	USD	205,000	6,443
Lehman Brothers Special Financing Inc.	Republic of Venezuela 9.250%, 09/15/27	Sell	6.350%	05/20/13	USD	410,000	12,882
Morgan Stanley Capital Services Inc.	Residential Capital LLC 6.500%, 04/17/13	Sell	6.170%	09/20/08	USD	520,000	(37,844)
Morgan Stanley Capital Services Inc.	Residential Capital LLC 6.500%, 04/17/13	Sell	6.250%	09/20/08	USD	180,000	(13,069)

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Counterparty	Reference Entity/Obligation	Buy/sell Protection	(Pay)/Receive Fixed Rate	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Rite Aid Corp. 7.700%, 02/15/27	Sell	7.500%	03/20/09	USD	55,000	$(960)
Goldman Sachs International	Rite Aid Corp. 7.700%, 02/15/27	Sell	8.060%	03/20/09	USD	100,000	(1,366)
Lehman Brothers Special Financing Inc.	Rite Aid Corp. 7.700%, 02/15/27	Sell	1.350%	09/20/08	USD	215,000	(4,161)
Lehman Brothers Special Financing Inc.	Rite Aid Corp. 7.700%, 02/15/27	Sell	1.350%	09/20/08	USD	50,000	(968)
Lehman Brothers Special Financing Inc.	Rite Aid Corp. 7.700%, 02/15/27	Sell	1.450%	09/20/08	USD	15,000	(287)
Barclays Bank PLC	Six Flags Inc. 9.750%, 04/15/13	Sell	7.000%	09/20/08	USD	135,000	(2,568)
Lehman Brothers Special Financing Inc.	Six Flags Inc. 9.750%, 04/15/13	Sell	5.220%	09/20/08	USD	345,000	(7,915)
Lehman Brothers Special Financing Inc.	Six Flags Inc. 9.750%, 04/15/13	Sell	7.000%	09/20/08	USD	50,000	(951)
Lehman Brothers Special Financing Inc.	Six Flags Inc. 9.750%, 04/15/13	Sell	5.000%	09/20/08	USD	55,000	(1,288)
Barclays Bank PLC	Station Casinos 6.000%, 04/01/12	Sell	5.000%	06/20/13	USD	80,000	(4,359)
Goldman Sachs International	Station Casinos 6.000%, 04/01/12	Sell	5.000%	06/20/13	USD	45,000	(2,593)
Lehman Brothers Special Financing Inc.	Station Casinos 6.000%, 04/01/12	Sell	5.000%	06/20/13	USD	70,000	(3,950)
Credit Suisse International	Tenet Healthcare Corp. 7.375%, 02/01/13	Sell	4.050%	12/20/08	USD	195,000	1,529
Credit Suisse International	Toys R Us 7.375%, 10/15/18	Sell	2.800%	09/20/08	USD	105,000	(177)
JPMorgan Chase Bank N.A., New York	Toys R Us 7.375%, 10/15/18	Sell	1.920%	09/20/08	USD	85,000	(311)
Lehman Brothers Special Financing Inc.	Toys R Us 7.375%, 10/15/18	Sell	1.850%	09/20/08	USD	170,000	(648)
Lehman Brothers Special Financing Inc.	Toys R Us 7.375%, 10/15/18	Sell	1.950%	09/20/08	USD	230,000	(826)
Lehman Brothers Special Financing Inc.	Toys R Us 7.375%, 10/15/18	Sell	4.300%	09/20/08	USD	95,000	160
Citibank N.A., New York	Tribune Co. 5.250%, 08/15/15	Sell	7.600%	09/20/08	USD	75,000	(1,243)
Citibank N.A., New York	Tribune Co. 5.250%, 08/15/15	Sell	7.500%	09/20/08	USD	105,000	(1,763)
Citibank N.A., New York	Tribune Co. 5.250%, 08/15/15	Sell	5.000%	03/20/10	USD	65,000	(1,109)
Citibank N.A., New York	Tribune Co. 5.250%, 08/15/15	Sell	5.000%	03/20/10	USD	65,000	(718)
Citibank N.A., New York	Tribune Co. 5.250%, 08/15/15	Sell	5.000%	03/20/10	USD	75,000	(601)
Citibank N.A., New York	Tribune Co. 5.250%, 08/15/15	Sell	5.000%	03/20/10	USD	70,000	591
Credit Suisse International	Tribune Co. 5.250%, 08/15/15	Sell	6.350%	12/20/08	USD	55,000	(2,185)
Lehman Brothers Special Financing Inc.	Tribune Co. 5.250%, 08/15/15	Sell	7.450%	09/20/08	USD	85,000	(1,437)
Lehman Brothers Special Financing Inc.	Tribune Co. 5.250%, 08/15/15	Sell	7.550%	09/20/08	USD	55,000	(918)
Lehman Brothers Special Financing Inc.	Tribune Co. 5.250%, 08/15/15	Sell	7.550%	09/20/08	USD	20,000	(334)
Lehman Brothers Special Financing Inc.	Tribune Co. 5.250%, 08/15/15	Sell	6.400%	12/20/08	USD	30,000	(1,185)
Lehman Brothers Special Financing Inc.	Tribune Co. 5.250%, 08/15/15	Sell	6.000%	12/20/08	USD	55,000	(2,273)
Lehman Brothers Special Financing Inc.	Tribune Co. 5.250%, 08/15/15	Sell	5.000%	03/20/10	USD	115,000	(8,063)
Lehman Brothers Special Financing Inc.	Tribune Co. 5.250%, 08/15/15	Sell	5.000%	03/20/10	USD	100,000	(3,462)
Lehman Brothers Special Financing Inc.	Tribune Co. 5.250%, 08/15/15	Sell	5.000%	03/20/10	USD	95,000	(2,093)
Lehman Brothers Special Financing Inc.	Tribune Co. 5.250%, 08/15/15	Sell	5.000%	03/20/10	USD	25,000	(210)
Lehman Brothers Special Financing Inc.	Tribune Co. 5.250%, 08/15/15	Sell	5.000%	03/20/10	USD	70,000	(561)
Lehman Brothers Special Financing Inc.	Tribune Co. 5.250%, 08/15/15	Sell	5.000%	03/20/10	USD	60,000	507
Lehman Brothers Special Financing Inc.	Tribune Co. 5.250%, 08/15/15	Sell	5.000%	03/20/10	USD	70,000	27
Lehman Brothers Special Financing Inc.	Tribune Co. 5.250%, 08/15/15	Sell	5.000%	03/20/10	USD	400,000	(16,194)
Credit Suisse International	TXU Corp. 5.550%, 11/15/14	Sell	1.530%	06/20/11	USD	150,000	(14,366)
Credit Suisse International	TXU Corp. 5.550%, 11/15/14	Sell	1.610%	06/20/11	USD	85,000	(7,966)
Merrill Lynch International	TXU Corp. 5.550%, 11/15/14	Sell	1.530%	06/20/11	USD	185,000	(17,718)
Merrill Lynch International	TXU Corp. 5.550%, 11/15/14	Sell	1.580%	06/20/11	USD	165,000	(15,591)
Merrill Lynch International	TXU Corp. 5.550%, 11/15/14	Sell	1.590%	06/20/11	USD	165,000	(15,549)
Merrill Lynch International	TXU Corp. 5.550%, 11/15/14	Sell	1.620%	06/20/11	USD	210,000	(19,628)

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Counterparty	Reference Entity/Obligation	Buy/sell Protection	(Pay)/Receive Fixed Rate	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Merrill Lynch International	TXU Corp. 5.550%, 11/15/14	Sell	2.060%	06/20/11	USD	245,000	$(20,133)
Credit Suisse International	Ukraine Government 7.650%, 06/11/13	Sell	3.370%	06/20/13	USD	160,000	(2,952)
Credit Suisse International	Univision Communications Inc. 9.750%, 03/15/15	Sell	14.600%	03/20/09	USD	15,000	658
Goldman Sachs International	Univision Communications Inc. 9.750%, 03/15/15	Sell	5.000%	06/20/09	USD	50,000	2,084
Goldman Sachs International	Univision Communications Inc. 9.750%, 03/15/15	Sell	5.000%	06/20/09	USD	15,000	786
Goldman Sachs International	Univision Communications Inc. 9.750%, 03/15/15	Sell	5.000%	06/20/09	USD	35,000	491
JPMorgan Chase Bank N.A., New York	Univision Communications Inc. 9.750%, 03/15/15	Sell	5.000%	06/20/09	USD	35,000	2,386
Lehman Brothers International (Europe)	Univision Communications Inc. 9.750%, 03/15/15	Sell	5.000%	03/20/09	USD	35,000	1,314
Lehman Brothers International (Europe)	Univision Communications Inc. 9.750%, 03/15/15	Sell	5.000%	09/20/09	USD	460,000	(9,944)
UBS AG	Univision Communications Inc. 9.750%, 03/15/15	Sell	5.000%	06/20/09	USD	70,000	2,598
Deutsche Bank AG	Vale Overseas Limited 8.250%, 01/17/34	Sell	1.050%	03/20/17	USD	200,000	(10,433)
Deutsche Bank AG	Washington Mutual Inc. 5.250%, 09/15/17	Sell	4.500%	12/20/08	USD	60,000	(1,085)
Lehman Brothers Special Financing Inc.	Washington Mutual Inc. 5.250%, 09/15/17	Sell	4.400%	12/20/08	USD	135,000	(2,504)
Lehman Brothers Special Financing Inc.	Washington Mutual Inc. 5.250%, 09/15/17	Sell	5.150%	12/20/08	USD	290,000	(4,380)
Lehman Brothers Special Financing Inc.	Washington Mutual Inc. 5.250%, 09/15/17	Sell	7.500%	06/20/09	USD	250,000	(1,985)
Morgan Stanley Capital Services Inc.	YASAR, multiple loan facility agreements to the YASAR Group Entities	Sell	8.500%	10/20/09	USD	230,000	(2,212)
Morgan Stanley Capital Services Inc.	YASAR, multiple loan facility agreements to the YASAR Group Entities	Sell	8.750%	06/20/10	USD	230,000	(1,040)
							$(5,734,429)

*  Issued by Istanbul Bond Company to provide funds to finance loans to Finansbank, A.S. For the purposes of this transaction each such loan shall be an underlying loan.

ING Oppenheimer Strategic Income Portfolio Interest Rate Swap Agreements Outstanding on June 30, 2008:

	Termination Date	Notional Principal Amount		Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 12.610% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/04/10	BRL	3,600,000	$(56,430)
Receive a fixed rate equal to 12.710% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/04/10	BRL	1,910,000	(26,299)
Receive a fixed rate equal to 14.890% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/04/10	BRL	8,390,000	274,319

	Termination Date	Notional Principal Amount		Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 2.660% and pay a floating rate based on 6-month CHF-LIBOR Counterparty: Morgan Stanley Capital Services Inc.	01/18/11	CHF	1,630,000	$(15,717)
Receive a fixed rate equal to 3.996% and pay a floating rate based on 6-month EUR-EURIBOR Counterparty: Morgan Stanley Capital Services Inc.	01/18/11	EUR	1,010,000	(17,107)
Receive a fixed rate equal to 4.260% and pay a floating rate based on 3-month SEK-STIBOR-SIDE Counterparty: Morgan Stanley Capital Services Inc.	01/18/11	SEK	9,490,000	(16,957)
Receive a floating rate based on 6-month NOK-NIBOR-NIBR and pay a fixed rate equal to 4.985% Counterparty: Morgan Stanley Capital Services Inc.	01/18/11	NOK	23,800,000	55,340

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

	Termination Date	Notional Principal Amount		Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on 3-month TWD-TELERATE and pay a fixed rate equal to 2.320% Counterparty: Citibank N.A., New York	06/27/11	TWD	16,900,000	$7,689
Receive a floating rate based on overnight INR-MIBOR-OIS-COMPOUND and pay a fixed rate equal to 7.175% Counterparty: Deutsche Bank AG	06/27/11	INR	16,900,000	682
Receive a fixed rate equal to 14.050% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/02/12	BRL	1,040,000	(987)
Receive a fixed rate equal to 13.910% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: JPMorgan Chase Bank, N.A.	01/02/12	BRL	2,070,000	(11,925)
Receive a fixed rate equal to 14.000% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Banco Santander, S.A., New York	01/03/12	BRL	1,040,000	(2,774)
Receive an initial exchange of USD 292,335.12. Pay an initial exchange of TRY 410,000.00. Receive a fixed rate equal to 17.100% on 410,000 TRY and pay a floating rate based on 3-month USD LIBOR on USD 292,335.12 Upon termination of the contract, receive TRY 410,000.00 and pay USD 292,335.12. Counterparty: Merrill Lynch International	02/06/12	TRY	410,000	53,181
Receive an initial exchange of USD 184,921.76. Pay an initial exchange of TRY 260,000.00. Receive a fixed rate equal to 17.250% on 260,000 TRY and pay a floating rate based on 3-month USD LIBOR on USD 184,921.76 Upon termination of the contract, receive TRY 260,000.00 and pay USD 184,921.76. Counterparty: Credit Suisse International	02/07/12	TRY	260,000	23,866

	Termination Date	Notional Principal Amount		Unrealized Appreciation/ (Depreciation)
Receive an initial exchange of USD 281,539.56. Pay an initial exchange of TRY 395,000.00. Receive a fixed rate equal to 17.300% on 395,000 TRY and pay a floating rate based on 3-month USD LIBOR on USD 281,539.56. Upon termination of the contract, receive TRY 395,000.00 and pay USD 281,539.56. Counterparty: Credit Suisse International	02/09/12	TRY	395,000	$35,730
Receive an initial exchange of USD 477,085.44. Pay an initial exchange of TRY 660,000.00. Receive a fixed rate equal to 16.750% on 660, 000 TRY and pay a floating rate based on 3-month USD LIBOR on USD 477,085.44. Upon termination of the contract, receive TRY 660,000.00 and pay USD 477,085.44. Counterparty: Credit Suisse International	02/26/12	TRY	660,000	44,955
Receive a fixed rate equal to 8.480% and pay a floating rate based on 6-month HUF-BUBOR Counterparty: JPMorgan Chase Bank, N.A., London	06/06/13	HUF	192,000,000	1,701
Receive a fixed rate equal to 12.870% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/02/14	BRL	960,000	(53,789)
Receive a fixed rate equal to 12.920% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/02/14	BRL	1,920,000	(103,697)
Receive a fixed rate equal to 12.900% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Lehman Brother Special Financing Inc.	01/02/14	BRL	3,550,000	(192,415)
Receive a fixed rate equal to 12.260% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/02/15	BRL	80,000	(7,449)

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

	Termination Date	Notional Principal Amount		Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 12.290% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/02/15	BRL	40,000	$(3,670)
Receive a fixed rate of 5.460% on UDI 2,252,229.80. Pay a floating rate based on 6-month USD-LIBOR on USD 730,000.00. Upon termination of the contract, receive UDI 2,252,229.80 and pay USD 730,000.00. Counterparty: Deutsche Bank AG London	05/13/15	USD	730,000	5,276
Receive a fixed rate equal to 5.250% on UDI 1,184,117.66 converted to MXN. Pay a floating rate based on 6-month USD-LIBOR on USD 390,000.00. Upon termination of the contract, receive UDI 1,184,117.66 (converted into MXN) and pay USD 390,000.00. Counterparty: Deutsche Bank AG London	06/23/15	USD	390,000	2,168
Receive a fixed rate equal to 5.570% and pay a floating rate based on 3-month USD-LIBOR Counterparty: JPMorgan Chase Bank, N.A.	05/26/16	USD	12,000,000	824,585
Receive a fixed rate equal to 13.550% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Banco Santander, S.A., New York	01/02/17	BRL	1,730,000	(96,822)
Receive a fixed rate equal to 13.100% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/02/17	BRL	1,610,000	(120,031)
Receive a fixed rate equal to 13.670% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/02/17	BRL	1,750,000	(89,032)
Receive a fixed rate equal to 14.160% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/02/17	BRL	1,770,000	(52,658)

	Termination Date	Notional Principal Amount		Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 14.300% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/02/17	BRL	2,700,000	$(63,956)
Receive a fixed rate equal to 13.850% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Lehman Brother Special Financing Inc.	01/02/17	BRL	1,470,000	(63,492)
Receive a fixed rate equal to 14.310% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Lehman Brother Special Financing Inc.	01/02/17	BRL	1,155,000	(26,849)
Receive a fixed rate equal to 13.930% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley Capital Services Inc.	01/02/17	BRL	1,710,000	(67,953)
Receive a fixed rate equal to 14.340% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: UBS AG	01/02/17	BRL	1,900,000	(41,498)
Receive a floating rate based on China Fixing Repo Rates 7-Day, pay a fixed rate equal to 4.000% Counterparty: Goldman Sachs International	02/16/17	CNY	3,800,000	30,036
Receive a floating rate based on the price of specified swaption straddle struck at the five year forward five year swap rate as of the floating rate payer reset date (divided by 10,000) and pay a fixed rate equal to 4.660%. Counterparty: Merrill Lynch Capital Services, Inc.	06/11/17	USD	9,650,000	312,456
Receive a floating rate based on the price of specified swaption straddle struck at the five year forward five year swap rate as of the floating rate payer reset date (divided by 10,000) and pay a fixed rate equal to 5.330%. Counterparty: Merrill Lynch Capital Services, Inc.	08/13/17	USD	2,380,000	(18,814)

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

	Termination Date	Notional Principal Amount		Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on 6-month EUR-EURIBOR and pay a fixed rate equal to 4.713% Counterparty: Morgan Stanley Capital Services Inc.	08/22/17	EUR	2,090,000	$(9,110)
Receive a fixed rate equal to 8.140% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: J. Aron & Company	01/10/18	MXN	8,910,000	(92,260)
Receive a floating rate based on 6-month SGD-SOR-REUTERS and pay a fixed rate equal to 3.2534%. Counterparty: Merrill Lynch Capital Services, Inc.	04/03/18	SGD	4,410,000	232,613
Receive a floating rate based on 6-month CZK-PRIBOR-PRBO and pay a fixed rate equal to 4.400% Counterparty: JPMorgan Chase Bank, N.A., London	04/04/18	CZK	51,000,000	97,351
Receive a fixed rate equal to 8.3685% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: JPMorgan Chase Bank, N.A., New York	04/23/18	MXN	36,600,000	(338,481)
Receive a fixed rate equal to 8.570% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Banco Santander, S.A., New York	05/03/18	MXN	7,140,000	(57,717)
Receive a fixed rate equal to 8.570% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: JPMorgan Chase Bank, N.A., New York	05/03/18	MXN	5,300,000	(42,843)
Receive a fixed rate equal to 8.570% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Merrill Lynch Capital Services, Inc.	05/11/18	MXN	6,150,000	(45,304)
Receive a fixed rate equal to 8.645% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Banco Santander S.A., New York	05/17/18	MXN	4,700,000	(32,694)
Receive a fixed rate equal to 9.320% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: JPMorgan Chase Bank, N.A., New York	06/01/18	MXN	4,520,000	(12,988)

	Termination Date	Notional Principal Amount		Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 7.351% and pay a floating rate based on 6-month AUD-BBR-BBSW Counterparty: Westpac Banking Corp.	06/04/18	AUD	3,670,000	$6,631
Receive a fixed rate equal to 9.150% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: J. Aron & Company	08/27/26	MXN	5,270,000	(3,799)
Receive a fixed rate equal to 9.330% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: J. Aron & Company	09/16/26	MXN	2,200,000	(1,239)
Receive a fixed rate equal to 8.300% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Credit Suisse International	12/17/26	MXN	4,750,000	(65,222)
				$156,601

ING Oppenheimer Strategic Income Portfolio Total Return Swap Agreements Outstanding on June 30, 2008:

	Termination Date	Notional Principal Amount		Unrealized Appreciation/ (Depreciation)
Receive carry amount plus absolute value of the total return of the Lehman Brothers U.S. CMBS Aaa 8.5+ Index, if the return is negative. Pay total return of the Lehman Brothers U.S. CMBS Aaa 8.5+ Index, if the return is positive. Counterparty: Citibank N.A., New York	08/01/08	USD	1,300,000	$(51,281)
Receive carry amount plus absolute value of the total return of the Lehman Brothers U.S. CMBS Aaa 8.5+ Index, if the return is negative. Pay total return of the Lehman Brothers U.S. CMBS Aaa 8.5+ Index, if the return is positive. Counterparty: Goldman Sachs International	08/01/08	USD	1,260,000	(48,471)
Receive carry amount plus absolute value of the total return of the Lehman Brothers U.S. CMBS AAA 8.5+ Index, if the return is negative. Pay total return of the Lehman Brothers U.S. CMBS AAA 8.5+ Index, if the return is positive. Counterparty: Lehman Brothers International (Europe)	08/01/08	USD	2,340,000	(91,792)

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

	Termination Date	Notional Principal Amount		Unrealized Appreciation/ (Depreciation)
Receive carry amount plus absolute value of the total return of the Lehman Brothers U.S. CMBS AAA 8.5+ Index, if the return is negative. Pay total return of the Lehman Brothers U.S. CMBS AAA 8.5+ Index, if the return is positive. Counterparty: Morgan Stanley Capital Services Inc.	08/01/08	USD	1,710,000	$(59,981)
Receive carry amount plus absolute value of the total return of the Lehman Brothers U.S. CMBS AAA 8.5+ Index, if the return is negative. Pay total return of the Lehman Brothers U.S. CMBS AAA 8.5+ Index, if the return is positive. Counterparty: Morgan Stanley Capital Services Inc.	08/01/08	USD	1,630,000	(64,092)
Receive carry amount plus absolute value of the total return of the Lehman Brothers U.S. CMBS AAA 8.5+ Index, if the return is negative. Pay total return of the Lehman Brothers U.S. CMBS AAA 8.5+ Index, if the return is positive. Counterparty: Morgan Stanley Capital Services Inc.	08/01/08	USD	500,000	(18,162)
Receive, if positive, the total return of the Bovespa Index Exchange-Traded Futures Contract (August 08). Pay, if negative, the absolute value of the total return of the Bovespa Index Exchange-Traded Futures Contract (August 08). Counterparty: Goldman Sachs International	08/14/08	BRL	1,250,720	(40,330)
Receive, if positive, the total return of custom basket of securities plus the dividends from the basket. Pay one-month USD-LIBOR plus 20 basis pts., and if negative, the absolute value of the total return of a custom equity basket. Counterparty: Deutsche Bank AG, London	09/15/08	USD	1,386,083	(579)

	Termination Date	Notional Principal Amount		Unrealized Appreciation/ (Depreciation)
Receive, if positive, the total return of the MSCI Daily TR Net Belgium USD Market Index. Pay one-month USD-LIBOR and, if negative, the absolute value of the MSCI Daily TR Net Belgium USD Market Index return. Counterparty: Goldman Sachs International	10/03/08	USD	74,094	$(12,289)
Receive total return on MSCI Daily TR Net Belgium USD Market Index, if positive. Pay one-month USD-LIBOR and, if negative, the absolute value of the MSCI Daily TR Net Belgium USD Market Index return. Counterparty: Goldman Sachs International	10/08/08	USD	446,808	(70,226)
Receive total return on MSCI Daily TR Net Belgium USD Market Index, if positive. Pay one-month USD-LIBOR and, if negative, the absolute value of the MSCI Daily TR Net Belgium USD Market Index return. Counterparty: Goldman Sachs International	10/08/08	USD	105,796	(19,312)
Receive total return on MSCI Daily TR Net Belgium USD Market Index, if positive. Pay one-month USD-LIBOR and, if negative, the absolute value of the MSCI Daily TR Net Belgium USD Market Index return. Counterparty: Goldman Sachs International	10/08/08	USD	85,230	(14,045)
Receive, if positive, the total return of custom basket of securities plus the dividends from the basket. Pay one-month EUR-LIBOR plus 30 basis pts. and, if negative, the absolute value of the total return of custom basket of securities. Counterparty: Morgan Stanley & Co. International	10/10/08	EUR	831,300	(71,858)
Receive carry amount plus absolute value of the total return of the Lehman Brothers U.S. CMBS Aaa 8.5+ Index, if the return is negative. Pay total return of the Lehman Brothers U.S. CMBS Aaa 8.5+ Index, if the return is positive. Counterparty: Goldman Sachs Capital Markets, L.P.	12/01/08	USD	2,310,000	(96,101)

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

	Termination Date	Notional Principal Amount		Unrealized Appreciation/ (Depreciation)
Receive carry amount plus absolute value of the total return of the Lehman Brothers U.S. CMBS Aaa 8.5+ Index, if the return is negative. Pay total return of the Lehman Brothers U.S. CMBS Aaa 8.5+ Index, if the return is positive. Counterparty: Morgan Stanley Capital Services Inc.	12/01/08	USD	2,750,000	$(107,228)
Receive carry amount plus absolute value of the total return of the Lehman Brothers U.S. CMBS Aaa 8.5+ Index, if the return is negative. Pay total return of the Lehman Brothers U.S. CMBS Aaa 8.5+ Index, if the return is positive. Counterparty: Morgan Stanley Capital Services Inc.	12/01/08	USD	700,000	(27,816)
Receive carry amount plus absolute value of the total return of the Lehman Brothers U.S. CMBS Aaa 8.5+ Index, if the return is negative. Pay total return of the Lehman Brothers U.S. CMBS Aaa 8.5+ Index, if the return is positive. Counterparty: Citibank N.A., New York	02/01/09	USD	2,300,000	(47,598)
Receive carry amount plus absolute value of the total return of the Lehman Brothers U.S. CMBS Aaa 8.5+ Index, if the return is negative. Pay total return of the Lehman Brothers U.S. CMBS Aaa 8.5+ Index, if the return is positive. Counterparty: Citibank N.A., New York	02/01/09	USD	1,100,000	(22,631)
Receive carry amount plus absolute value of the total return of the Lehman Brothers U.S. CMBS Aaa 8.5+ Index, if the return is negative. Pay total return of the Lehman Brothers U.S. CMBS Aaa 8.5+ Index, if the return is positive. Counterparty: Goldman Sachs Capital Markets, L.P.	03/01/09	USD	4,870,000	(207,320)

	Termination Date	Notional Principal Amount		Unrealized Appreciation/ (Depreciation)
Receive carry amount plus absolute value of the total return of the Lehman Brothers U.S. CMBS Aaa 8.5+ Index, if the return is negative. Pay total return of the Lehman Brothers U.S. CMBS Aaa 8.5+ Index, if the return is positive. Counterparty: Goldman Sachs Capital Markets, L.P.	03/01/09	USD	600,000	$(21,287)
Receive carry amount plus absolute value of the total return of the Lehman Brothers U.S. CMBS Aaa 8.5+ Index, if the return is negative. Pay total return of the Lehman Brothers U.S. CMBS Aaa 8.5+ Index, if the return is positive. Counterparty: Goldman Sachs Capital Markets, L.P.	03/01/09	USD	1,300,000	(50,948)
Receive carry amount plus absolute value of the total return of the Lehman Brothers U.S. CMBS AAA 8.5+ Index, if the return is negative. Pay total return of the Lehman Brothers U.S. CMBS AAA 8.5+ Index, if the return is positive. Counterparty: Goldman Sachs Capital Markets, L.P.	03/01/09	USD	430,000	(10,467)
Receive carry amount plus absolute value of the total return of the Lehman Brothers U.S. CMBS AAA 8.5+ Index, if the return is negative. Pay total return of the Lehman Brothers U.S. CMBS AAA 8.5+ Index, if the return is positive. Counterparty: Lehman Brothers International (Europe)	03/01/09	USD	430,000	(16,355)
Receive carry amount plus absolute value of the total return of the Lehman Brothers U.S. CMBS AAA 8.5+ Index, if the return is negative. Pay total return of the Lehman Brothers U.S. CMBS AAA 8.5+ Index, if the return is positive. Counterparty: Lehman Brothers Special Financing Inc.	03/01/09	USD	790,000	(31,189)

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

	Termination Date	Notional Principal Amount		Unrealized Appreciation/ (Depreciation)
Receive carry amount plus absolute value of the total return of the Lehman Brothers U.S. CMBS AAA 8.5+ Index, if the return is negative. Pay total return of the Lehman Brothers U.S. CMBS AAA 8.5+ Index, if the return is positive. Counterparty: Morgan Stanley Capital Services Inc.	03/01/09	USD	4,200,000	$(73,360)
Receive carry amount plus absolute value of the total return of the Lehman Brothers U.S. CMBS AAA 8.5+ Index, if the return is negative. Pay total return of the Lehman Brothers U.S. CMBS AAA 8.5+ Index, if the return is positive. Counterparty: Morgan Stanley Capital Services Inc.	03/01/09	USD	800,000	(12,984)
Receive, if positive, the total return of a custom basket of securities Pay one-month EUR-LIBOR plus 25 basis pts. and, if negative, the absolute value of the total return of a custom basket of securities Counterparty: Lehman Brothers International (Europe)	03/09/09	EUR	910,300	(166,880)
Receive, if positive, the total return of a custom basket of securities. Pay a floating rate based on one-month JPY-LIBOR plus 40 basis pts. and, if negative, the absolute value of the total return of a custom basket of securities. Counterparty: Citibank N.A., New York	04/13/09	JPY	221,071,305	(135,266)
Receive carry amount plus absolute value of the total return of the Lehman Brothers U.S. CMBS Aaa 8.5+ Index, if the return is negative. Pay total return of the Lehman Brothers U.S. CMBS Aaa 8.5+ Index, if the return is positive. Counterparty: Lehman Brothers International (Europe)	05/01/09	USD	1,800,000	(71,324)

	Termination Date	Notional Principal Amount		Unrealized Appreciation/ (Depreciation)
Receive carry amount plus absolute value of the total return of the Lehman Brothers U.S. CMBS Aaa 8.5+ Index, if the return is negative. Pay total return of the Lehman Brothers U.S. CMBS Aaa 8.5+ Index, if the return is positive. Counterparty: Lehman Brothers Special Financing Inc.	05/01/09	USD	900,000	$(35,532)
Receive, if positive, the total return of a custom basket of securities. Pay a floating rate based on one-month GBP-LIBOR plus 35 basis pts. and, if negative, the absolute value of the total return of a custom basket of securities. Counterparty: Citibank N.A., New York	05/08/09	GBP	1,066,903	(239,908)
Receive, if positive, the total return of custom basket of securities plus the dividends from the basket. Pay one-month USD-LIBOR plus 30 basis pts. and, if negative, the absolute value of the total return of a custom equity basket. Counterparty: Goldman Sachs International	06/08/09	USD	6,952,384	(168,635)
Receive a fixed rate equal to 7.750% on RUB 56,780,000 plus any positive total return amount on reference obligation (loan facility agreement between JSC "Rushydro" and OJSC Saratovskaya HPP and any successor(s) and Morgan Stanley Bank International Limited). Pay a floating rate based on 3-month USD LIBOR on USD 2,167,175.57 and the absolute value of any negative total return amount on above reference obligation. Counterparty: Morgan Stanley Capital Services Inc.	12/26/13	RUB	56,780,000	201,145
				$(1,904,102)

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 ("SFAS 157"), "Fair Value Measurements." This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles ("GAAP"), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Portfolio's own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio's investments at fair value:

	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$100,062,722	$972,690
Level 2 — Other Significant Observable Inputs	556,164,089	(8,426,529)
Level 3 — Significant Unobservable Inputs	130,224,234	(917,017)
Total	$786,451,405	$(8,370,856)

*  Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the six months ended June 30, 2008, were as follows:

	Investments in Securities	Other Financial Instruments*
Balance at 12/31/07	$111,594,865	$1,893,269
Net purchases/sales	19,755,247	(162,831)
Total realized and unrealized gain (loss)	(2,354,438)	(2,647,455)
Amortization of premium/discount	414,937	—
Transfers in and/or out of Level 3	813,623	—
Balance at 06/30/08	$130,224,234	$(917,017)

*  Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

For the six months ended June 30, 2008, total unrealized gain (loss) on Level 3 securities attributable to the change in net assets was $(6,864,876). Total unrealized gain (loss) for all securities (including Level 1 and Level 2) can be found on the accompanying Statements of Operations.

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED)

Investment Type Allocation
as of June 30, 2008

(as a percent of net assets)

U.S. Government Agency Obligations	78.0%
Corporate Bonds/Notes	40.3%
Collateralized Mortgage Obligations	10.8%
Asset-Backed Securities	3.2%
Municipal Bonds	0.6%
Other Bonds	0.6%
Preferred Stock	0.6%
Purchased Options	0.2%
Other Assets and Liabilities - Net*	(34.3)%
Net Assets	100.0%

*  Includes short-term investments related to commercial paper, securities lending collateral and U.S. government agency obligation.

Portfolio holdings are subject to change daily.

Principal Amount			Value
CORPORATE BONDS/NOTES: 40.3%
		Agriculture: 0.2%
$400,000		Philip Morris International, Inc., 5.650%, due 05/16/18	$389,509
300,000	C	Reynolds American, Inc., 7.625%, due 06/01/16	314,044
			703,553
		Auto Manufacturers: 0.6%
1,400,000	C	DaimlerChrysler NA Holding Corp., 3.138%, due 03/13/09	1,395,983
1,985,000		DaimlerChrysler NA Holding Corp., 6.780%, due 08/03/14	1,644,076
			3,040,059
		Banks: 14.9%
200,000		American Express Bank FSB, 6.000%, due 09/13/17	193,307
3,700,000	S	American Express Centurion Bank, 2.476%, due 06/12/09	3,671,229
200,000		American Express Centurion Bank, 6.000%, due 09/13/17	193,307
900,000		Bank of America Corp., 5.750%, due 12/01/17	846,704
6,900,000	C	Bank of America Corp., 8.000%, due 01/30/18	6,474,891
5,500,000	S	Bank of America NA, 2.786%, due 06/12/09	5,487,735
4,100,000	@@,S	Barclays Bank PLC, 5.450%, due 09/12/12	4,151,484
700,000	@@,#	Barclays Bank PLC, 6.050%, due 12/04/17	687,350
2,200,000	@@,#,C	BNP Paribas, 5.186%, due 06/29/15	1,913,602
1,100,000	@@,#,C	Commonwealth Bank of Australia, 6.024%, due 03/29/49	951,073

Principal Amount				Value
	$600,000	@@,#	Credit Agricole SA, 2.646%, due 05/28/09	$597,470
	700,000	@@,#	Credit Agricole SA, 2.696%, due 05/28/10	693,029
	1,600,000	@@,C,S	Deutsche Bank AG, 6.000%, due 09/01/17	1,618,344
	1,200,000		KeyBank NA, 4.682%, due 06/02/10	1,196,074
	6,400,000	@@,#	National Australia Bank Ltd., 3.208%, due 02/08/10	6,401,581
DKK	6,037,749	@@	Nykredit Realkredit A/S, 5.000%, due 10/01/38	1,154,102
	11,607,984	@@	Realkredit Danmark A/S, 5.000%, due 10/01/38	2,209,830
	$1,500,000	@@,#,S	Santander U.S. Debt SA Unipersonal, 2.844%, due 02/06/09	1,495,542
	500,000	@@	UBS AG, 5.750%, due 04/25/18	477,985
	2,700,000	@@	UBS AG/Stamford Branch, 3.704%, due 05/05/10	2,690,839
	1,600,000	@@,#	Unicredit Luxembourg Finance SA, 2.970%, due 10/24/08	1,599,011
	800,000	@@,#	VTB Capital (VNESHTORGBK), 3.384%, due 08/01/08	798,426
	1,800,000		Wachovia Corp., 5.750%, due 02/01/18	1,643,476
	21,400,000	C	Wachovia Corp., 7.980%, due 02/08/49	19,710,470
	2,800,000		Wells Fargo & Co., 5.625%, due 12/11/17	2,713,998
				69,570,859
			Biotechnology: 0.7%
	700,000	C	Amgen, Inc., 2.726%, due 11/28/08	697,943
	2,400,000	C	Amgen, Inc., 6.150%, due 06/01/18	2,416,567
				3,114,510
			Building Materials: 0.2%
	800,000	@@,#,C,L	C8 Capital SPV Ltd., 6.640%, due 12/31/49	744,005
				744,005
			Chemicals: 0.1%
	400,000	C	Rohm & Haas Co., 6.000%, due 09/15/17	390,177
				390,177
			Computers: 1.5%
	1,300,000	#,C	Dell, Inc., 4.700%, due 04/15/13	1,266,526
	5,700,000	C,S	International Business Machines Corp., 5.700%, due 09/14/17	5,795,304
				7,061,830
			Diversified Financial Services: 14.8%
	700,000		Allstate Life Global Funding Trusts, 5.375%, due 04/30/13	697,988
	700,000		American Express Co., 7.000%, due 03/19/18	709,833

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Diversified Financial Services (continued)
$600,000		American Express Credit Corp., 5.875%, due 05/02/13	$597,125
1,300,000		American General Finance Corp., 6.900%, due 12/15/17	1,134,909
900,000		Bear Stearns Cos., Inc., 2.768%, due 08/21/09	889,852
3,900,000	S	Bear Stearns Cos., Inc., 3.061%, due 07/16/09	3,854,635
2,100,000		Bear Stearns Cos., Inc., 6.950%, due 08/10/12	2,185,460
3,000,000		Caterpillar Financial Services Corp., 4.850%, due 12/07/12	2,994,060
400,000		CitiFinancial, 6.625%, due 06/01/15	395,661
500,000		Citigroup Funding, Inc., 2.809%, due 06/26/09	493,186
700,000	S	Citigroup, Inc., 5.300%, due 10/17/12	683,458
1,900,000	S	Citigroup, Inc., 5.500%, due 08/27/12	1,875,327
2,300,000		Citigroup, Inc., 5.500%, due 04/11/13	2,247,068
100,000	S	Citigroup, Inc., 5.625%, due 08/27/12	98,471
500,000		Citigroup, Inc., 5.850%, due 07/02/13	495,418
1,900,000	S	Citigroup, Inc., 6.000%, due 08/15/17	1,815,469
300,000	L	Citigroup, Inc., 6.125%, due 05/15/18	287,611
1,200,000	C	Citigroup, Inc., 8.300%, due 12/21/57	1,136,183
2,800,000	C	Citigroup, Inc., 8.400%, due 04/29/49	2,665,208
800,000		Ford Motor Credit Co., 5.800%, due 01/12/09	763,979
200,000		Ford Motor Credit Co., 7.250%, due 10/25/11	155,098
100,000		Ford Motor Credit Co., 7.375%, due 02/01/11	81,196
300,000		Ford Motor Credit Co., 7.875%, due 06/15/10	259,057
300,000		Ford Motor Credit Co., 8.625%, due 11/01/10	254,617
500,000		Ford Motor Credit Co., LLC, 5.700%, due 01/15/10	426,731
1,700,000		General Electric Capital Corp., 2.746%, due 08/15/11	1,675,044
1,800,000		General Electric Capital Corp., 2.816%, due 03/12/10	1,791,558
4,800,000		General Electric Capital Corp., 5.500%, due 09/15/67	6,726,794
900,000		General Electric Capital Corp., 5.875%, due 01/14/38	818,341
400,000		General Motors Acceptance Corp., 3.951%, due 09/23/08	393,945
4,000,000	S	Goldman Sachs Group, Inc., 3.250%, due 07/23/09	3,974,912

Principal Amount			Value
$200,000		Goldman Sachs Group, Inc., 5.950%, due 01/18/18	$192,334
800,000		Goldman Sachs Group, Inc., 6.150%, due 04/01/18	777,526
2,000,000	S	Goldman Sachs Group, Inc., 6.250%, due 09/01/17	1,980,530
3,200,000	C	Goldman Sachs Group, Inc., 6.750%, due 10/01/37	2,936,010
1,600,000	S	HSBC Finance Corp., 2.878%, due 10/21/09	1,562,888
1,000,000		JPMorgan Chase & Co., 6.000%, due 01/15/18	975,882
2,000,000	S	Lehman Brothers Holdings, Inc., 2.778%, due 05/25/10	1,853,610
2,700,000		Lehman Brothers Holdings, Inc., 6.200%, due 09/26/14	2,580,325
300,000		Lehman Brothers Holdings, Inc., 6.875%, due 05/02/18	290,941
3,700,000	S	Merrill Lynch & Co., Inc., 2.808%, due 05/08/09	3,623,029
1,800,000		Merrill Lynch & Co., Inc., 3.120%, due 07/25/11	1,643,209
300,000		Merrill Lynch & Co., Inc., 6.050%, due 08/15/12	293,878
1,900,000		Merrill Lynch & Co., Inc., 6.875%, due 04/25/18	1,811,430
1,800,000		Morgan Stanley, 2.820%, due 05/07/09	1,772,260
100,000	C	Morgan Stanley, 5.300%, due 03/01/13	96,454
800,000		Morgan Stanley, 5.950%, due 12/28/17	727,517
1,600,000	C	Morgan Stanley, 6.250%, due 08/28/17	1,494,224
700,000	@@,#,C,L	Santander Perpetual SA Unipersonal, 6.671%, due 10/24/17	677,393
1,100,000	C	UBS Preferred Funding Trust V, 6.243%, due 05/15/49	965,274
500,000	#,C	ZFS Finance USA Trust IV, 5.875%, due 05/09/32	457,798
			69,290,706
		Electric: 0.5%
300,000	C,S	Columbus Southern Power Co., 6.600%, due 03/01/33	287,385
2,100,000	@@,#,C	Enel Finance International SA, 6.250%, due 09/15/17	2,128,625
			2,416,010
		Healthcare-Services: 0.5%
1,994,950		HCA, Inc., 5.510%, due 11/14/13	1,876,408
600,000	C	UnitedHealth Group, Inc., 4.875%, due 02/15/13	581,175
			2,457,583

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Insurance: 2.0%
$3,000,000		American International Group, Inc., 5.850%, due 01/16/18	$2,815,566
1,300,000	#	Metropolitan Life Global Funding I, 2.759%, due 05/17/10	1,282,724
500,000	@@,#	Monumental Global Funding Ltd., 5.500%, due 04/22/13	500,770
600,000		Principal Life Income Funding Trusts, 5.300%, due 04/24/13	600,634
900,000		Principal Life Income Funding Trusts, 5.550%, due 04/27/15	887,307
3,400,000		Protective Life Secured Trusts, 2.621%, due 11/09/10	3,308,809
			9,395,810
		Lodging: 0.2%
800,000	C	Mandalay Resort Group, 6.500%, due 07/31/09	794,000
			794,000
		Media: 0.3%
1,492,366		CSC Holdings, Inc., 4.225%, due 02/24/13	1,421,172
3,817		CSC Holdings, Inc., 4.230%, due 03/30/13	3,635
			1,424,807
		Mining: 0.0%
200,000	@@	Vale Overseas Ltd., 6.250%, due 01/23/17	194,595
			194,595
		Office/Business Equipment: 0.2%
700,000	C	Xerox Corp., 9.750%, due 01/15/09	720,650
			720,650
		Pharmaceuticals: 0.1%
300,000	@@,C	AstraZeneca PLC, 5.900%, due 09/15/17	308,044
200,000	@@,C	AstraZeneca PLC, 6.450%, due 09/15/37	204,284
			512,328
		Pipelines: 0.6%
2,600,000	C	Kinder Morgan Energy Partners LP, 5.950%, due 02/15/18	2,537,621
300,000	#	Williams Cos., Inc., 6.375%, due 10/01/10	304,500
			2,842,121
		Retail: 0.6%
2,700,000	C	CVS Caremark Corp., 5.750%, due 08/15/11	2,768,405
			2,768,405

Principal Amount			Value
		Telecommunications: 2.0%
$24,000	C	AT&T Corp., 7.300%, due 11/15/11	$25,581
400,000	C,S	AT&T, Inc., 4.125%, due 09/15/09	400,584
600,000	C	AT&T, Inc., 4.950%, due 01/15/13	598,520
600,000	C	AT&T, Inc., 5.500%, due 02/01/18	582,470
4,500,000	C	AT&T, Inc., 6.300%, due 01/15/38	4,265,145
2,500,000	C,S	BellSouth Corp., 5.200%, due 09/15/14	2,466,893
30,000	C,S	New Cingular Wireless Services, Inc., 7.875%, due 03/01/11	31,959
600,000	C	Qwest Corp., 5.625%, due 11/15/08	601,500
200,000	C	Qwest Corp., 8.875%, due 03/15/12	205,000
			9,177,652
		Transportation: 0.3%
1,600,000	C	Union Pacific Corp., 5.700%, due 08/15/18	1,564,304
			1,564,304
Total Corporate Bonds/Notes (Cost $193,075,251)			188,183,964
U.S. GOVERNMENT AGENCY OBLIGATIONS: 78.0%
		Federal Home Loan Mortgage Corporation: 20.0%
972,452	C	2.608%, due 07/15/19	958,631
4,433,208	C	2.608%, due 08/15/19	4,369,500
5,976,199	C	2.608%, due 10/15/20	5,888,307
4,043,824	C	2.688%, due 02/15/19	3,964,627
479,889	C	3.000%, due 05/15/22	479,412
127,911	C,S	3.500%, due 05/15/22	127,809
941,456	C,S	3.500%, due 11/15/22	940,614
26,265	C	3.500%, due 07/15/32	25,114
647,772	C	3.625%, due 03/25/24	660,828
908,256	C	4.000%, due 06/15/22	909,177
1,064,683	C	4.500%, due 11/15/13	1,067,410
1,526,345	C	4.500%, due 06/15/17	1,528,867
361,188	C	4.994%, due 10/25/44	351,415
34,893	C	5.000%, due 09/15/16	35,088
2,974,715	C	5.000%, due 12/15/23	3,004,117
1,128,826	C	5.000%, due 01/15/24	1,134,207
1,491,883	C,S	5.000%, due 07/15/24	1,507,596
3,307,783	C	5.000%, due 04/15/26	3,343,256
399,166		5.000%, due 08/01/35	383,893
738,884		5.000%, due 09/01/35	710,613
1,346,189		5.302%, due 09/01/35	1,365,345
17,875		5.481%, due 04/01/32	18,060
150,766	C	5.500%, due 03/15/17	154,308
168,696		5.500%, due 03/01/23	168,570
348,671		5.500%, due 05/01/23	348,410
3,833		5.500%, due 08/15/30	3,869
39,000,000	W	5.500%, due 07/15/34	38,421,084
395,769		5.500%, due 05/01/35	391,069
1,962,650	S	5.500%, due 05/01/35	1,939,344
3,758,079		5.500%, due 06/01/37	3,706,405
1,852,683		5.500%, due 09/01/37	1,827,209
5,083		6.000%, due 10/01/17	5,209

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Federal Home Loan Mortgage Corporation (continued)
$39,965		6.000%, due 02/01/22	$40,854
687,373	S	6.000%, due 03/01/23	702,024
32,372		6.000%, due 12/01/35	32,782
168,387		6.000%, due 08/01/37	170,304
12,900,000		6.000%, due 04/15/38	13,031,012
			93,716,339
		Federal National Mortgage Association: 58.0%
1,081,606		2.543%, due 07/25/37	1,042,450
130,739		2.603%, due 03/25/34	126,907
147,677		4.000%, due 04/25/24	151,063
1,009,108		4.022%, due 02/01/33	1,019,437
1,729,222		4.200%, due 11/01/34	1,761,911
13,417		4.599%, due 02/01/20	13,805
1,140,014		4.727%, due 09/01/35	1,162,629
340,139		4.728%, due 10/01/44	340,838
531,352		4.845%, due 08/01/35	533,683
741,820		4.997%, due 09/01/34	745,767
94,449		5.000%, due 05/01/18	94,345
758,900		5.000%, due 11/01/18	758,062
311,338		5.000%, due 02/01/19	310,215
27,239		5.000%, due 07/25/19	27,463
60,030		5.000%, due 08/01/19	59,814
400,000	W	5.000%, due 08/15/19	394,688
220,433		5.000%, due 06/01/20	219,087
224,286		5.000%, due 07/01/20	222,917
9,451,589		5.000%, due 08/01/20	9,393,895
2,971,454		5.000%, due 09/01/20	2,953,316
2,872,735		5.000%, due 01/01/21	2,855,199
744,646		5.000%, due 07/01/21	738,239
547,928		5.000%, due 05/01/22	542,584
90,012		5.000%, due 07/01/22	89,134
341,183		5.000%, due 08/01/22	337,855
2,680,382		5.000%, due 06/25/27	2,708,759
487,114		5.000%, due 08/01/35	468,629
346,634		5.000%, due 02/01/36	333,479
14,910,974	S	5.000%, due 03/01/36	14,345,114
131,926		5.000%, due 05/01/37	126,602
77,175		5.000%, due 07/01/37	74,061
44,000,000	W	5.000%, due 07/01/37	42,178,120
119,855		5.000%, due 02/01/38	115,007
1,737,841		5.000%, due 03/01/38	1,667,546
5,752,148		5.000%, due 04/01/38	5,519,478
636,128		5.000%, due 05/01/38	610,397
115,808		5.353%, due 12/01/36	116,147
80,131		5.500%, due 03/01/16	81,520
2,679,339		5.500%, due 12/01/22	2,700,989
204,276		5.500%, due 06/01/23	204,207
546,117		5.500%, due 02/01/24	545,933
76,125		5.500%, due 05/01/33	75,494
32,921		5.500%, due 07/01/33	32,648
605,292	S	5.500%, due 11/01/33	600,267
232,115		5.500%, due 11/01/33	230,189
153,829		5.500%, due 12/01/33	152,552
366,300		5.500%, due 04/01/34	363,259
82,500,000	W	5.500%, due 07/15/34	81,326,933
69,967		5.500%, due 10/01/34	69,255
611,010	S	5.500%, due 11/01/34	604,792
275,838		5.500%, due 12/01/34	273,031
648,941	S	5.500%, due 12/01/34	642,338
310,775		5.500%, due 01/01/35	307,613
686,574	S	5.500%, due 01/01/35	679,587

Principal Amount			Value
$16,623,686	S	5.500%, due 02/01/35	$16,454,527
132,433		5.500%, due 04/01/35	130,961
638,210		5.500%, due 05/01/35	631,117
988,898		5.500%, due 05/01/37	976,153
3,382,477		5.500%, due 07/01/37	3,338,884
454,801		5.500%, due 08/01/37	448,939
947,276		5.500%, due 11/01/37	935,067
972,383		5.500%, due 12/01/37	959,851
892,234		5.500%, due 01/01/38	880,734
158,089		5.672%, due 04/01/32	160,167
20,476		6.000%, due 04/01/17	21,064
250,909		6.000%, due 06/01/17	258,115
52,920		6.000%, due 01/01/18	54,440
29,120		6.000%, due 12/01/18	29,818
356,562		6.000%, due 04/01/22	364,229
812,273	S	6.000%, due 06/01/22	829,738
154,252		6.000%, due 01/01/23	157,568
5,311,788		6.000%, due 09/01/36	5,367,292
4,703,730		6.000%, due 10/01/36	4,752,881
2,600,014		6.000%, due 11/01/36	2,627,182
67,210		6.000%, due 05/01/37	67,898
4,344,511		6.000%, due 07/01/37	4,388,985
2,900,000	W	6.000%, due 07/14/37	2,925,827
447,989		6.000%, due 09/01/37	452,575
9,105,863		6.000%, due 10/01/37	9,199,077
580,959		6.000%, due 11/01/37	586,906
2,110,599		6.000%, due 12/01/37	2,132,205
13,016,962		6.000%, due 05/01/38	13,148,148
714,848		6.225%, due 02/01/35	722,120
13,914		6.296%, due 09/01/31	13,995
103,346		6.500%, due 03/01/17	107,828
35,558		6.500%, due 07/01/29	36,985
1,677,316		6.500%, due 10/01/36	1,729,438
7,774,751		6.500%, due 11/01/36	8,016,345
598,089		6.500%, due 09/01/37	616,547
1,500,000		6.500%, due 06/17/38	1,541,581
2,800,372		7.500%, due 08/25/35	2,918,233
			271,032,669
		Government National Mortgage Association: 0.0%
37,942	C	2.871%, due 03/16/32	37,682
			37,682
Total U.S. Government Agency Obligations (Cost $365,459,460)			364,786,690
ASSET-BACKED SECURITIES: 3.2%
		Automobile Asset-Backed Securities: 0.4%
1,100,000	C	Daimler Chrysler Auto Trust, 3.391%, due 07/08/11	1,104,855
500,000	C	Daimler Chrysler Auto Trust, 3.941%, due 09/10/12	505,246
			1,610,101

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Credit Card Asset-Backed Securities: 1.3%
$700,000	C	BA Credit Card Trust, 3.038%, due 04/15/13	$699,096
3,700,000	C	BA Credit Card Trust, 3.671%, due 12/16/13	3,757,743
1,700,000	C	First USA Credit Card Master Trust, 2.641%, due 04/18/11	1,699,979
			6,156,818
		Home Equity Asset-Backed Securities: 0.1%
683,294	C	HFC Home Equity Loan Asset-Backed Certificates, 2.772%, due 01/20/34	605,518
			605,518
		Other Asset-Backed Securities: 1.4%
281,183	C	Countrywide Asset-Backed Certificates, 2.513%, due 01/25/46	278,957
139,900	C	Countrywide Asset-Backed Certificates, 2.533%, due 01/25/37	139,359
1,179,132	C	Countrywide Asset-Backed Certificates, 2.563%, due 10/25/37	1,146,426
2,789,172	C	Countrywide Asset-Backed Certificates, 2.663%, due 09/25/36	2,668,166
350,590	C	JPMorgan Mortgage Acquisition Corp., 2.533%, due 08/25/36	345,082
648,857	C	JPMorgan Mortgage Acquisition Corp., 2.543%, due 04/01/37	613,994
58,753	C	Long Beach Mortgage Loan Trust, 2.763%, due 10/25/34	48,812
534,923	C	Morgan Stanley Capital I, 2.533%, due 11/25/36	524,347
941,800	C	WAMU Asset-Backed Certificates, 2.533%, due 01/25/37	888,514
			6,653,657
Total Asset-Backed Securities (Cost $15,295,572)			15,026,094
COLLATERALIZED MORTGAGE OBLIGATIONS: 10.8%
451,074	C	Adjustable Rate Mortgage Trust, 4.584%, due 05/25/35	439,694
610,077	C	American Home Mortgage Investment Trust, 4.390%, due 02/25/45	545,949
800,000	C	Banc of America Commercial Mortgage, Inc., 5.740%, due 05/10/45	782,666
871,351	C	Banc of America Funding Corp., 4.111%, due 05/25/35	815,186

Principal Amount			Value
$587,895	C	Banc of America Funding Corp., 6.141%, due 01/20/47	$478,337
192,183	C,S	Banc of America Mortgage Securities, Inc., 2.933%, due 01/25/34	184,823
671,500	C	Banc of America Mortgage Securities, Inc., 3.994%, due 07/25/33	628,102
355,308	C	Banc of America Mortgage Securities, Inc., 5.000%, due 05/25/34	343,032
5,278,954	C	Bear Stearns Adjustable Rate Mortgage Trust, 4.125%, due 03/25/35	5,045,600
4,740,999	C,S	Bear Stearns Adjustable Rate Mortgage Trust, 4.125%, due 03/25/35	4,540,245
627,115	C	Bear Stearns Adjustable Rate Mortgage Trust, 4.750%, due 10/25/35	621,464
1,061,729	C	Bear Stearns Adjustable Rate Mortgage Trust, 5.068%, due 11/25/34	1,029,394
449,119	C,S	Bear Stearns Alternative-A Trust, 5.372%, due 05/25/35	385,190
267,075	C	Bear Stearns Alternative-A Trust, 5.701%, due 09/25/35	220,442
786,241	C	Bear Stearns Alternative-A Trust, 5.796%, due 11/25/36	579,156
699,352		Bear Stearns Structured Products, Inc., 5.674%, due 01/26/36	582,115
445,888		Bear Stearns Structured Products, Inc., 5.777%, due 12/26/46	367,179
838,335	C	Citigroup Mortgage Loan Trust, Inc., 4.679%, due 08/25/35	757,222
155,091	C	Countrywide Alternative Loan Trust, 2.692%, due 11/20/35	146,552
224,041	C,S	Countrywide Home Loan Mortgage Pass-through Trust, 2.803%, due 03/25/35	169,641
1,228,878	#,C,S	Countrywide Home Loan Mortgage Pass-through Trust, 2.823%, due 06/25/35	1,083,636
1,198,900	C	Countrywide Home Loan Mortgage Pass-through Trust, 4.720%, due 02/20/35	1,171,482
680,875	C	Countrywide Home Loan Mortgage Pass-through Trust, 4.799%, due 11/25/34	654,854
224,285	C	Downey Savings & Loan Association Mortgage Loan Trust, 5.973%, due 07/19/44	193,239

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$426,872	C	First Horizon Asset Securities, Inc., 5.368%, due 08/25/35	$408,514
1,813,761	C	Freddie Mac, 5.194%, due 07/25/44	1,698,579
321,732	C	GMAC Mortgage Corp. Loan Trust, 5.500%, due 09/25/34	318,107
537,252	C	Greenpoint Mortgage Pass-through Certificates, 4.393%, due 10/25/33	511,889
729,942	#	GS Mortgage Securities Corp. II, 2.550%, due 03/06/20	683,648
94,741	C	GSR Mortgage Loan Trust, 4.519%, due 06/25/34	87,586
897,832	C	GSR Mortgage Loan Trust, 4.540%, due 09/25/35	870,844
5,522	C	GSR Mortgage Loan Trust, 6.000%, due 03/25/32	5,521
265,246	C	Harborview Mortgage Loan Trust, 2.703%, due 05/19/35	201,422
577,990	C	Harborview Mortgage Loan Trust, 5.145%, due 07/19/35	533,996
296,677	C	Indymac Index Mortgage Loan Trust, 5.044%, due 12/25/34	257,982
800,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.336%, due 05/15/47	751,992
2,500,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.420%, due 01/15/49	2,321,866
4,300,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.440%, due 06/12/47	4,008,077
1,703,939	C	JPMorgan Mortgage Trust, 4.766%, due 07/25/35	1,634,781
516,960	C	JPMorgan Mortgage Trust, 5.024%, due 02/25/35	488,203
297,649	C	Lehman XS Trust, 2.563%, due 07/25/46	290,613
519,086	C	MASTR Adjustable Rate Mortgages Trust, 3.788%, due 11/21/34	512,810
291,620	C	Merrill Lynch Mortgage Investors, Inc., 2.693%, due 02/25/36	234,562
513,914	C	Merrill Lynch Mortgage Investors, Inc., 5.848%, due 05/25/33	499,785
226,623	C	MLCC Mortgage Investors, Inc., 2.733%, due 11/25/35	192,072
141,047	C	MLCC Mortgage Investors, Inc., 3.483%, due 10/25/35	130,932

Principal Amount			Value
$731,313	C,S	RAAC Series, 5.000%, due 09/25/34	$716,905
152,622	C,S	Residential Accredit Loans, Inc., 2.883%, due 03/25/33	141,320
168,056	C	Residential Asset Securitization Trust, 2.883%, due 05/25/33	152,487
31,967	C,S	Residential Funding Mortgage Security I, 6.500%, due 03/25/32	31,354
239,243	C,S	Sequoia Mortgage Trust, 2.832%, due 07/20/33	214,280
694,708	C	Sequoia Mortgage Trust, 4.080%, due 04/20/35	636,749
737,800	C	SLM Student Loan Trust, 2.910%, due 10/27/14	735,413
292,695	C	SLM Student Loan Trust, 3.220%, due 01/25/15	291,917
281,966	C	Structured Adjustable Rate Mortgage Loan Trust, 5.537%, due 08/25/35	252,250
607,231	C	Structured Asset Mortgage Investments, Inc., 2.733%, due 07/19/35	541,492
442,458	#,C	Structured Asset Securities Corp., 5.359%, due 10/25/35	403,577
1,289,124	C	Thornburg Mortgage Securities Trust, 2.603%, due 09/25/46	1,243,613
977,604	#	Wachovia Bank Commercial Mortgage Trust, 2.538%, due 06/15/20	904,715
207,843	C	Washington Mutual Mortgage Pass-through Certificates, 2.793%, due 01/25/45	161,148
198,986	C,S	Washington Mutual Mortgage Pass-through Certificates, 2.803%, due 01/25/45	163,636
499,781	C,S	Washington Mutual Mortgage Pass-through Certificates, 3.023%, due 12/25/27	456,505
62,623	C,S	Washington Mutual Mortgage Pass-through Certificates, 4.361%, due 02/27/34	58,218
1,076,380	C	Washington Mutual Mortgage Pass-through Certificates, 4.780%, due 07/25/46	861,613
1,198,657	C	Washington Mutual Mortgage Pass-through Certificates, 4.780%, due 08/25/46	956,283
30,335	C	Washington Mutual Mortgage Pass-through Certificates, 4.928%, due 08/25/42	27,214

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,320,179	C,S	Wells Fargo Mortgage-Backed Securities Trust, 3.991%, due 12/25/34	$1,290,134
617,239	C,S	Wells Fargo Mortgage-Backed Securities Trust, 4.416%, due 05/25/35	606,143
865,744	C	Wells Fargo Mortgage-Backed Securities Trust, 4.946%, due 01/25/35	841,105
555,000	C	Wells Fargo Mortgage-Backed Securities Trust, 5.515%, due 08/25/36	541,597
Total Collateralized Mortgage Obligations (Cost $53,709,066)			50,638,649
MUNICIPAL BONDS: 0.6%
		California: 0.1%
450,000	C	Orange County Sanitation District, 7.940%, due 02/01/33	438,669
			438,669
		Lousiana: 0.0%
100,000	C,S	Tobacco Settlement Financing Corp., 5.875%, due 05/15/39	92,709
			92,709
		Ohio: 0.1%
400,000	C	Buckeye Tobacco Settlement Financing Authority, 5.875%, due 06/01/30	357,012
			357,012
		Rhode Island: 0.0%
200,000	C,S	Tobacco Settlement Financing Corp., 6.250%, due 06/01/42	188,752
			188,752
		Texas: 0.2%
700,000	C	State of Texas, 4.750%, due 04/01/37	680,694
			680,694
		Wisconsin: 0.2%
155,000	C	Badger TOB Asset Securitization Corp., 6.125%, due 06/01/27	152,588
800,000	C,S	Badger TOB Asset Securitization Corp., 6.375%, due 06/01/32	802,000
			954,588
Total Municipal Bonds (Cost $2,793,561)			2,712,424

Principal Amount				Value
OTHER BONDS: 0.6%
			Foreign Government Bonds: 0.6%
	$600,000	#	Export-Import Bank of China, 4.875%, due 07/21/15	$583,323
BRL	2,000,000		Federative Republic of Brazil, 10.250%, due 01/10/28	1,060,445
	$250,000		Panama Government International Bond, 8.875%, due 09/30/27	315,000
	71,000		Panama Government International Bond, 9.375%, due 04/01/29	93,188
BRL	900,000		Republic of Brazil, 12.500%, due 01/05/22	557,202
Total Other Bonds (Cost $2,515,882)				2,609,158
Shares				Value
PREFERRED STOCK: 0.6%
			Banks: 0.6%
	3,000		Bank of America Corp.	$2,655,000
Total Preferred Stock (Cost $3,000,000)				2,655,000
# of Contracts				Value
POSITIONS IN PURCHASED OPTIONS: 0.2%
			Options on Exchange-Traded Futures Contracts: 0.0%
	70		Put Option CME 90-Day Eurodollar Future 09/08 Strike @ $92.25 - Exp 09/15/08	$438
	612		Put Option CME 90-Day Eurodollar Future 09/08 Strike @ $92.50 - Exp 09/15/08	3,825
	145		Put Option CME 90-Day Eurodollar Future 12/08 Strike @ $92.75 - Exp 12/15/08	906
	510		Put Option CME 90-Day Eurodollar Future 03/09 Strike @ $93.00 - Exp 03/16/09	3,188
	650		Put Option LIFFE 90-Day Sterling Future 12/08 Strike @ 91.25 (GBP) - Exp 12/17/08	—
	75		Put Option LIFFE 90-Day Sterling Future 12/08 Strike @ 91.50 (GBP) - Exp 12/17/08	—
	180		Put Option LIFFE 90-Day Sterling Future 12/09 Strike @ 90.50 (GBP) - Exp 12/16/09	17,927
				26,284

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

# of Contracts			Value
Fixed Income Options: 0.0%
49,000,000	I	Put Option OTC - Credit Suisse Federal National Mortgage Association 5.500% 09/38 Strike @ $86.00 - Exp 09/04/08	$2,348
			2,348
Foreign Currency Options: 0.1%
3,000,000	I	Call Option OTC - Credit Suisse USD vs JPY Strike @ 104 - Exp 03/17/10	129,924
3,000,000	I	Put Option OTC - Credit Suisse USD vs JPY Strike @ 104 - Exp 03/17/10	185,991
			315,915
Interest Rate Swaptions: 0.1%
24,100,000	I	Call Swaption OTC - The Royal Bank of Scotland PLC 3-month USD-LIBOR - Fund Pays Floating Strike @ 3.150% - Exp 12/15/08	69,170
2,100,000	I	Call Swaption OTC - The Royal Bank of Scotland PLC 3-Month USD-LIBOR - Fund Pays Floating Strike @ 3.150% - Exp 12/15/08	6,027
39,000,000	I	Call Swaption OTC - Barclays Bank PLC 3 Month USD-LIBOR - Fund Pays Floating Strike @ 3.500% - Exp 02/02/09	192,010
11,400,000	I	Call Swaption OTC - The Royal Bank of Scotland PLC 3 Month USD-LIBOR - Fund Pays Floating Strike @ 3.150% - Exp 02/02/09	35,392
5,300,000	I	Call Swaption OTC - The Royal Bank of Scotland PLC 3 Month USD-LIBOR - Fund Pays Floating Strike @ 3.600% - Exp 07/02/09	27,945
5,300,000	I	Call Swaption OTC - Barclays Bank PLC 3 Month USD-LIBOR - Fund Pays Floating Strike @ 3.450% - Exp 08/03/09	24,209
4,900,000	I	Call Swaption OTC - Merrill Lynch Capital Services, Inc. 3 Month USD-LIBOR - Fund Pays Floating Strike @ 3.450% - Exp 08/03/09	22,382

# of Contracts			Value
32,600,000	I	Call Swaption OTC - The Royal Bank of Scotland PLC 3 Month USD-LIBOR - Fund Pays Floating Strike @ 3.450% - Exp 08/03/09	$148,909
17,900,000	I	Call Swaption OTC - The Royal Bank of Scotland PLC 3 Month USD-LIBOR - Fund Pays Floating Strike @ 3.850% - Exp 08/03/09	123,345
			649,389
Total Positions in Purchased Options (Cost $1,755,039)			993,936
Total Long-Term Investments (Cost $637,603,831)			627,605,915
Principal Amount			Value
SHORT-TERM INVESTMENTS: 2.3%
		Commercial Paper: 1.2%
$4,900,000		Rabobank, 2.240%, due 07/01/08	$4,899,695
300,000		Societe Generale, 2.800%, due 08/06/08	299,118
200,000		UBS Finance, LLC, 2.650%, due 09/10/08	198,912
Total Commercial Paper (Cost $5,397,725)			5,397,725
		U.S. Government Agency Obligations: 0.6%
3,000,000	Z	Federal Home Loan Bank, 2.180%, due 07/11/08	2,998,002
Total U.S. Government Agency Obligations (Cost $2,998,002)			2,998,002
		Securities Lending Collateralcc: 0.5%
2,542,707		Bank of New York Mellon Corp. Institutional Cash Reserves	2,542,707
Total Securities Lending Collateral (Cost $2,542,707)			2,542,707
Total Short-Term Investments (Cost $10,938,434)			10,938,434

Total Investments in Securities (Cost $648,542,265)*	136.6%	$638,544,349
Other Assets and Liabilities - Net	(36.6)	(171,166,108)
Net Assets	100.0%	$467,378,241

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

@@  Foreign Issuer

MASTR  Mortgage Asset Securitization Transaction, Inc.

#  Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds' Board of Directors/Trustees.

C  Bond may be called prior to maturity date.

cc  Securities purchased with cash collateral for securities loaned.

W  Settlement is on a when-issued or delayed-delivery basis with final maturity to be announced in the future.

S  All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

I  Illiquid security

L  Loaned security, a portion or all of the security is on loan at June 30, 2008.

Z  Indicates Zero Coupon Bond; rate shown reflects current effective yield.

BRL  Brazilian Real

DKK  Danish Krone

*  Cost for federal income tax purposes is $649,498,836

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$1,562,964
Gross Unrealized Depreciation	(12,517,451)
Net Unrealized Depreciation	$(10,954,487)

At June 30, 2008 the following forward currency contracts were outstanding for the ING Pimco Total Return Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For		Value	Unrealized Appreciation/ (Depreciation)
Brazil Real			USD
BRL 21,249,036	Buy	7/2/08		10,582,189	13,254,966	$2,672,777
Brazil Real BRL 406,670	Buy	7/2/08		220,000	253,677	33,677
Brazil Real BRL 4,270,672	Buy	12/2/08		2,297,914	2,561,421	263,507
Brazil Real BRL 15,219,656	Buy	12/2/08		8,892,583	9,128,293	235,710
Chile Pesos CLP 45,500,000	Buy	12/10/08		93,883	85,692	(8,191)
China Yuan Renminbi CNY 781,195	Buy	11/13/08		115,000	116,581	1,581
China Yuan Renminbi CNY 631,470	Buy	11/13/08		93,000	94,237	1,237
China Yuan Renminbi CNY 1,115,200	Buy	11/13/08		164,000	166,426	2,426
China Yuan Renminbi CNY 1,657,736	Buy	11/13/08		244,000	247,390	3,390
China Yuan Renminbi CNY 1,243,394	Buy	11/13/08		183,000	185,556	2,556
China Yuan Renminbi CNY 584,241	Buy	11/13/08		86,000	87,189	1,189
China Yuan Renminbi CNY 732,456	Buy	11/13/08		108,000	109,307	1,307
China Yuan Renminbi CNY 583,897	Buy	11/13/08		86,000	87,137	1,137
China Yuan Renminbi CNY 1,004,032	Buy	11/13/08		148,000	149,836	1,836
Indonesia Rupiahs IDR 951,000,000	Buy	10/29/08		100,000	100,804	804

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
Indonesia Rupiahs
IDR 1,450,400,000	Buy	10/29/08	152,353	153,740	$1,387
India Rupees INR 1,626,060	Buy	8/12/08	41,000	37,486	(3,514)
India Rupees INR 1,549,860	Buy	8/12/08	39,000	35,729	(3,271)
India Rupees INR 750,500	Buy	8/12/08	19,000	17,301	(1,699)
India Rupees INR 832,575	Buy	8/12/08	21,046	19,193	(1,853)
India Rupees INR 3,897,000	Buy	8/12/08	97,989	89,838	(8,151)
India Rupees INR 6,238,395	Buy	8/12/08	157,000	143,814	(13,186)
India Rupees INR 5,367,600	Buy	8/12/08	135,000	123,739	(11,261)
India Rupees INR 8,216,400	Buy	11/12/08	205,000	187,199	(17,801)
India Rupees INR 10,502,450	Buy	11/12/08	259,000	239,283	(19,717)
India Rupees INR 3,654,192	Buy	11/12/08	90,138	83,255	(6,883)
India Rupees INR 4,140,144	Buy	11/12/08	101,974	94,327	(7,647)
Korea (South) Won KRW 288,912,000	Buy	8/4/08	312,000	275,785	(36,215)
Korea (South) Won KRW 355,203,994	Buy	8/4/08	384,212	339,065	(45,147)
Korea (South) Won KRW 176,421,207	Buy	8/4/08	191,533	168,405	(23,128)
Korea (South) Won KRW 838,470,600	Buy	8/4/08	913,367	800,373	(112,994)
Korea (South) Won KRW 1,031,270,800	Buy	8/4/08	1,085,000	984,413	(100,587)
Korea (South) Won KRW 921,926,200	Buy	8/4/08	972,907	880,037	(92,870)
Mexico Pesos MXN 8,104,664	Buy	7/10/08	721,890	784,656	62,766
Mexico Pesos MXN 2,420,660	Buy	7/10/08	220,000	234,357	14,357
Mexico Pesos MXN 715,000	Buy	7/10/08	64,715	69,223	4,508
Mexico Pesos MXN 20,732,000	Buy	7/10/08	1,864,305	2,007,177	142,872
Mexico Pesos MXN 18,705	Buy	7/10/08	1,735	1,811	76
Mexico Pesos MXN 24,995	Buy	7/10/08	2,321	2,420	99
Mexico Pesos MXN 17,874	Buy	7/10/08	1,658	1,730	72
Malaysia Ringgits MYR 996,821	Buy	8/4/08	293,658	305,112	11,454
Malaysia Ringgits MYR 1,866,464	Buy	2/12/09	584,000	572,009	(11,991)
Malaysia Ringgits MYR 1,515,259	Buy	11/12/08	472,044	464,149	(7,895)
Malaysia Ringgits MYR 414,016	Buy	11/12/08	128,000	126,820	(1,180)
Malaysia Ringgits MYR 409,512	Buy	11/12/08	127,000	125,440	(1,560)

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
Malaysia Ringgits
MYR 410,655	Buy	11/12/08	127,000	125,790	$(1,210)
Malaysia Ringgits MYR 368,790	Buy	11/12/08	114,000	112,966	(1,034)
Malaysia Ringgits MYR 410,058	Buy	11/12/08	127,000	125,607	(1,393)
Norway Krone NOK 5,192,000	Buy	9/9/08	996,469	1,012,022	15,553
New Zealand Dollars NZD 487,884	Buy	7/24/08	367,962	370,217	2,255
Philippines Pesos PHP 25,299,540	Buy	8/22/08	582,000	561,107	(20,893)
Philippines Pesos PHP 15,458,350	Buy	8/22/08	354,306	342,844	(11,462)
Philippines Pesos PHP 5,651,100	Buy	8/22/08	126,000	125,333	(667)
Philippines Pesos PHP 5,682,600	Buy	8/22/08	126,000	126,032	32
Philippines Pesos PHP 5,683,250	Buy	8/22/08	127,000	126,046	(954)
Philippines Pesos PHP 5,695,950	Buy	8/22/08	127,000	126,328	(672)
Philippines Pesos PHP 5,632,200	Buy	8/22/08	126,000	124,914	(1,086)
Poland Zlotych PLN 7,522,003	Buy	7/10/08	2,736,667	3,525,969	789,302
Poland Zlotych PLN 599,242	Buy	7/10/08	230,000	280,897	50,897
Russia Rubles RUB 19,722,805	Buy	7/10/08	778,988	840,742	61,754
Russia Rubles RUB 2,039,755	Buy	7/10/08	80,894	86,950	6,056
Russia Rubles RUB 5,752,300	Buy	7/10/08	230,000	245,208	15,208
Russia Rubles RUB 26,377,320	Buy	7/10/08	1,050,262	1,124,410	74,148
Russia Rubles RUB 20,907,000	Buy	11/19/08	842,854	886,493	43,639
Russia Rubles RUB 20,907,000	Buy	7/10/08	881,036	891,221	10,185
Russia Rubles RUB 15,941,178	Buy	5/6/09	660,000	674,626	14,626
Singapore Dollars SGD 1,220,684	Buy	11/21/08	869,000	902,976	33,976
Singapore Dollars SGD 1,250,633	Buy	11/21/08	889,909	925,130	35,221
Singapore Dollars SGD 774,402	Buy	11/21/08	570,000	572,848	2,848
Singapore Dollars SGD 774,687	Buy	11/21/08	570,000	573,059	3,059
Singapore Dollars SGD 820,680	Buy	11/21/08	600,000	607,081	7,081
Singapore Dollars SGD 800,917	Buy	11/21/08	584,760	592,461	7,701
Singapore Dollars SGD 230,911	Buy	11/21/08	170,000	170,812	812
Taiwan New Dollars TWD 1,798,991	Buy	9/4/08	59,887	59,603	(284)
South Africa Rand ZAR 438,000	Buy	7/10/08	64,697	55,776	(8,921)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
South Africa Rand
ZAR 438,000	Buy	12/10/08	52,011	53,515	$1,504
					$4,051,265
Brazil Real BRL 541,706	Sell	7/2/08	313,850	337,911	(24,061)
Brazil Real BRL 644,059	Sell	7/2/08	370,000	401,758	(31,758)
Brazil Real BRL 1,265,000	Sell	7/2/08	732,018	789,096	(57,078)
Brazil Real BRL 576,480	Sell	12/2/08	320,000	345,755	(25,755)
Brazil Real BRL 1,025,430	Sell	12/2/08	570,000	615,022	(45,022)
Brazil Real BRL 393,933	Sell	12/2/08	221,000	236,269	(15,269)
Brazil Real BRL 132,012	Sell	12/2/08	72,000	79,177	(7,177)
Brazil Real BRL 1,124,439	Sell	12/2/08	616,300	674,405	(58,105)
Brazil Real BRL 1,123,823	Sell	12/2/08	616,300	674,035	(57,735)
Brazil Real BRL 1,124,622	Sell	12/2/08	616,400	674,514	(58,114)
Brazil Real BRL 179,469	Sell	7/2/08	102,000	111,951	(9,951)
Brazil Real BRL 1,135,772	Sell	12/2/08	622,000	681,202	(59,202)
Brazil Real BRL 1,999,283	Sell	12/2/08	1,097,000	1,199,110	(102,110)
Brazil Real BRL 432,345	Sell	7/2/08	246,000	269,693	(23,693)
Brazil Real BRL 865,182	Sell	7/2/08	492,000	539,693	(47,693)
Brazil Real BRL 698,250	Sell	7/2/08	399,000	435,562	(36,562)
Brazil Real BRL 113,206	Sell	7/2/08	64,800	70,617	(5,817)
Brazil Real BRL 626,748	Sell	7/2/08	360,200	390,960	(30,760)
Brazil Real BRL 441,049	Sell	7/2/08	254,500	275,122	(20,622)
Brazil Real BRL 629,037	Sell	7/2/08	363,500	392,388	(28,888)
Brazil Real BRL 15,219,656	Sell	7/2/08	9,218,447	9,493,891	(275,444)
Denmark Kroner DKK 17,299,000	Sell	9/9/08	3,571,701	3,637,842	(66,141)
EURO EUR 7,534,000	Sell	7/24/08	11,725,691	11,846,736	(121,045)
British Pound Sterling GBP 4,161,000	Sell	8/11/08	8,189,360	8,260,355	(70,995)
British Pound Sterling GBP 3,489,000	Sell	8/11/08	6,914,709	6,926,310	(11,601)
Japanese Yen JPY 182,164,000	Sell	7/28/08	1,689,833	1,718,371	(28,538)
Korea (South) Won KRW 143,712,659	Sell	8/4/08	140,619	137,183	3,436
Korea (South) Won KRW 313,920,000	Sell	8/4/08	300,000	299,656	344
Korea (South) Won KRW 314,610,000	Sell	8/4/08	300,000	300,315	(315)

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
Korea (South) Won
KRW 314,700,000	Sell	8/4/08	300,000	300,401	$(401)
Korea (South) Won KRW 1,671,680,000	Sell	8/4/08	1,600,000	1,595,723	4,277
Korea (South) Won KRW 104,500,000	Sell	8/4/08	100,000	99,752	248
Korea (South) Won KRW 105,170,000	Sell	8/4/08	100,000	100,391	(391)
Korea (South) Won KRW 315,510,000	Sell	8/4/08	300,000	301,174	(1,174)
Korea (South) Won KRW 328,402,142	Sell	8/4/08	313,765	313,481	284
Mexico Pesos MXN 2,817,000	Sell	7/10/08	257,448	272,729	(15,281)
Mexico Pesos MXN 2,818,000	Sell	7/10/08	257,458	272,826	(15,368)
Mexico Pesos MXN 2,796,500	Sell	7/10/08	255,879	270,744	(14,865)
Mexico Pesos MXN 3,078,424	Sell	7/10/08	281,701	298,039	(16,338)
Mexico Pesos MXN 2,795,400	Sell	7/10/08	255,881	270,638	(14,757)
Mexico Pesos MXN 2,795,600	Sell	7/10/08	255,878	270,657	(14,779)
Mexico Pesos MXN 2,796,400	Sell	7/10/08	255,882	270,735	(14,853)
Mexico Pesos MXN 5,991,000	Sell	7/10/08	561,191	580,021	(18,830)
Mexico Pesos MXN 3,100,974	Sell	7/10/08	290,874	300,222	(9,348)
Mexico Pesos MXN 2,042,100	Sell	7/10/08	191,540	197,707	(6,167)
Mexico Pesos MXN 1,002,500	Sell	7/10/08	93,990	97,057	(3,067)
Poland Zlotych PLN 751,530	Sell	7/10/08	300,000	352,283	(52,283)
Poland Zlotych PLN 742,233	Sell	7/10/08	298,110	347,925	(49,815)
Poland Zlotych PLN 1,089,000	Sell	7/10/08	434,349	510,473	(76,124)
Poland Zlotych PLN 1,090,482	Sell	7/10/08	434,576	511,168	(76,592)
Poland Zlotych PLN 778,000	Sell	7/10/08	310,331	364,691	(54,360)
Poland Zlotych PLN 778,000	Sell	7/10/08	310,146	364,691	(54,545)
Poland Zlotych PLN 998,000	Sell	7/10/08	400,280	467,816	(67,536)
Poland Zlotych PLN 1,694,000	Sell	7/10/08	678,930	794,069	(115,139)
Poland Zlotych PLN 200,000	Sell	7/10/08	79,626	93,751	(14,125)
Russia Rubles RUB 6,210,180	Sell	7/10/08	251,424	264,727	(13,303)
Russia Rubles RUB 6,330,000	Sell	7/10/08	254,115	269,835	(15,720)
Russia Rubles RUB 2,532,100	Sell	7/10/08	101,650	107,938	(6,288)
Russia Rubles RUB 4,217,500	Sell	7/10/08	169,411	179,783	(10,372)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
Russia Rubles
RUB 5,464,000	Sell	7/10/08	219,403	232,919	$(13,516)
Russia Rubles RUB 4,203,000	Sell	7/10/08	168,761	179,165	(10,404)
Russia Rubles RUB 8,401,000	Sell	7/10/08	337,525	358,116	(20,591)
Russia Rubles RUB 8,404,000	Sell	7/10/08	337,510	358,244	(20,734)
Russia Rubles RUB 2,630,000	Sell	7/10/08	111,665	112,110	(445)
Russia Rubles RUB 2,629,000	Sell	7/10/08	111,682	112,068	(386)
Russia Rubles RUB 23,778,400	Sell	7/10/08	1,000,353	1,013,622	(13,269)
Russia Rubles RUB 20,907,000	Sell	5/6/09	860,777	884,778	(24,001)
South Africa Rand ZAR 438,000	Sell	7/10/08	54,175	55,776	(1,601)
					$(2,167,630)

ING PIMCO Total Return Portfolio Open Futures Contracts on June 30, 2008

Contract Description	Number of Contracts	Notional Market Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Long Contracts
3-Month Euro Euribor	27	$10,069,099	12/15/08	$888
3-Month Euro Euribor	25	9,320,780	03/16/09	(719)
3-Month Euro Euribor	15	5,594,239	06/15/09	(3,072)
90-Day Eurodollar	83	20,142,025	09/15/08	30,875
90-Day Eurodollar	369	89,316,450	12/15/08	744,268
90-Day Eurodollar	196	47,373,200	03/16/09	(91,731)
90-Day Eurodollar	254	61,258,450	06/15/09	(190,435)
90-Day Eurodollar	227	54,602,013	09/14/09	(170,244)
90-Day Eurodollar	185	44,369,938	12/14/09	(65,922)
90-Day Eurodollar	136	32,553,300	03/15/10	32,131
90-Day Sterling	201	46,992,082	09/17/08	(161,137)
90-Day Sterling	230	53,700,453	12/17/08	(251,115)
90-Day Sterling	323	75,442,262	03/18/09	(184,213)
90-Day Sterling	123	28,739,506	06/17/09	(117,647)
90-Day Sterling	13	3,037,347	12/16/09	(43,086)
U.S. Treasury 10-Year Note	294	33,493,033	09/19/08	386,775
				$(84,384)

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

The following sales commitments were held by PIMCO Total Return Portfolio at June 30, 2008:

Principal Amount		Description	Market Value
$(34,100,000)	W	Federal National Mortgage Association, 6.000%, due 07/14/37	$(34,403,695)
(3,400,000)		United States Treasury Note, 2.000%, due 02/28/10	(3,376,360)
(4,900,000)		United States Treasury Note, 2.125%, due 01/31/10	(4,876,269)
(15,300,000)		United States Treasury Note, 2.125%, due 04/30/10	(15,193,619)
(15,000,000)		United States Treasury Note, 2.875%, due 01/31/13	(14,748,060)

Principal Amount	Description	Market Value
$(2,800,000)	United States Treasury Note, 3.125%, due 11/30/09	$(2,829,971)
(1,800,000)	United States Treasury Note, 3.250%, due 12/31/09	(1,822,079)
(1,600,000)	United States Treasury Note, 3.500%, due 02/15/10	(1,627,501)
(1,600,000)	United States Treasury Note, 4.250%, due 08/15/13	(1,669,750)
(7,400,000)	United States Treasury Note, 4.500%, due 05/15/07	(7,709,882)
		$(88,257,186)

ING PIMCO Total Return Portfolio Credit Default Swap Agreements Outstanding on June 30, 2008:

Counterparty		Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG		ABX.HE.A.06-1 Index	Sell	0.540%	07/25/45	USD	150,000	$(108,414)
Goldman Sachs International	I	ABX.HE.A.06-1 Index	Buy	(0.540)%	07/25/45	USD	300,000	236,915
UBS AG		ABX.HE.A.06-1 Index	Sell	0.540%	07/25/45	USD	150,000	(108,414)
Lehman Brothers Special Financing Inc.	I	Bellsouth Corp. 5.200%, 09/15/14	Buy	(0.325)%	09/20/14	USD	3,500,000	12,892
Morgan Stanley Capital Services Inc.	I	CDX.EM.3 Index	Sell	2.100%	06/20/10	USD	900,000	39,741
Citibank N.A., New York		CDX.NA.HY.8 Index (25-35% Tranche)	Sell	2.144%	06/20/12	USD	500,000	(30,675)
Merrill Lynch International		CDX.NA.HY.8 Index (25-35% Tranche)	Sell	1.833%	06/20/12	USD	1,000,000	(72,423)
Morgan Stanley Capital Services Inc.		CDX.NA.HY.8 Index (25-35% Tranche)	Sell	2.080%	06/20/12	USD	1,000,000	(63,629)
Citibank N.A., New York		CDX.NA.HY.8 Index (35-100% Tranche)	Sell	0.401%	06/20/12	USD	993,654	(31,947)
Morgan Stanley Capital Services Inc.		CDX.NA.IG.5 Index (10-15% Tranche)	Sell	0.460%	12/20/15	USD	1,400,000	(155,790)
Goldman Sachs International		CDX.NA.IG.7 Index	Sell	0.650%	12/20/16	USD	12,900,000	(647,226)
Deutsche Bank AG	I	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.708%	12/20/12	USD	3,000,000	22,381
Barclays Bank PLC		CDX.NA.IG.10 Index	Buy	(1.550)%	06/20/13	USD	900,000	(872)
Deutsche Bank AG		CDX.NA.IG.10 Index	Buy	(1.550)%	06/20/13	USD	4,300,000	1,668
Goldman Sachs International		CDX.NA.IG.10 Index	Buy	(1.550)%	06/20/13	USD	8,700,000	58,146
Morgan Stanley Capital Services Inc.		CDX.NA.IG.10 Index	Buy	(1.550)%	06/20/13	USD	7,000,000	30,336
Deutsche Bank AG		CDX.NA.IG.10 Index (30-100% Tranche)	Sell	0.530%	06/20/13	USD	1,000,000	—
The Royal Bank of Scotland PLC		CIT Group 7.750%, 04/02/12	Sell	5.170%	03/20/13	USD	800,000	(71,325)
Barclays Bank PLC	I	CitiFinancial 6.625%, 06/01/15	Buy	(0.145)%	06/20/15	USD	400,000	29,236
Morgan Stanley Capital Services Inc.		CMBX-NA-AAA 3 Index	Sell	0.080%	12/13/49	USD	4,200,000	289,270
Morgan Stanley Capital Services Inc.	I	CVS Corp. 5.750%, 08/15/11	Buy	(0.235)%	09/20/11	USD	2,800,000	29,565
Barclays Bank PLC	I	5.080%, 02/07/19	Sell	0.720%	03/20/13	USD	1,100,000	4,757
Goldman Sachs International		Ford Motor Credit Co. 7.000%, 10/01/13	Sell	3.850%	09/20/12	USD	100,000	(23,362)
Barclays Bank PLC		GAZ Capital (GAZPROM) LPN 8.625%, 04/28/34	Sell	1.600%	12/20/12	USD	1,300,000	(28,714)
Morgan Stanley Capital Services Inc.	I	GAZ Capital (GAZPROM) LPN 8.625%, 04/28/34	Sell	2.180%	02/20/13	USD	500,000	(164)
Morgan Stanley Capital Services Inc.	I	GAZ Capital (GAZPROM) LPN 8.625%, 04/28/34	Sell	2.480%	02/20/13	USD	2,300,000	27,117
HSBC Bank USA, N.A.	I	GAZ Capital (GAZPROM) LPN 9.625%, 03/01/13	Sell	0.970%	11/20/08	USD	600,000	(60)
Barclays Bank PLC		General Electric Capital Corp. 6.000%, 06/15/12	Sell	0.620%	03/20/11	USD	1,200,000	(25,475)
Barclays Bank PLC		General Electric Capital Corp. 6.000%, 06/15/12	Sell	0.640%	12/20/12	USD	1,200,000	(45,206)
Goldman Sachs International		General Motors 7.125%, 07/15/13	Sell	9.050%	03/20/13	USD	700,000	(162,338)
Goldman Sachs International		General Motors 7.125%, 07/15/13	Sell	8.900%	03/20/13	USD	700,000	(164,918)

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Counterparty		Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Lehman Brothers Special		General Motors 7.125%, 07/15/13	Sell	8.550%	03/20/13	USD	2,400,000	$(586,077)
Financing Inc.
BNP Paribas		General Motors 7.125%, 07/15/14	Sell	4.800%	12/20/12	USD	100,000	(32,977)
Citibank N.A., New York		General Motors 7.125%, 07/15/15	Sell	4.600%	12/20/12	USD	100,000	(33,458)
Deutsche Bank AG		General Motors 7.125%, 07/15/16	Sell	4.500%	12/20/12	USD	100,000	(33,698)
Deutsche Bank AG		GMAC LLC 6.875%, 08/28/12	Sell	3.200%	09/20/12	USD	200,000	(59,998)
Deutsche Bank AG		GMAC LLC 6.875%, 08/28/12	Sell	4.000%	09/20/12	USD	1,900,000	(536,172)
Lehman Brothers Special Financing Inc.		GMAC LLC 6.875%, 08/28/12	Sell	6.800%	12/20/08	USD	200,000	(7,309)
Merrill Lynch International		GMAC LLC 6.875%, 08/28/12	Sell	1.850%	09/20/09	USD	1,000,000	(144,354)
BNP Paribas	I	iTraxx Europe HiVol Series 6
		Version 1 Index	Buy	(0.850)%	12/20/16	EUR	1,200,000	103,011
Deutsche Bank AG	I	iTraxx Europe HiVol Series 6
		Version 1 Index	Buy	(0.850)%	12/20/16	EUR	4,500,000	402,802
Barclays Bank PLC		Lehman Brothers Hldgs.
		6.625%, 01/18/12	Sell	0.190%	09/20/08	USD	1,900,000	(18,683)
The Royal Bank of Scotland PLC		Lehman Brothers Hldgs. 6.625%, 01/18/12	Sell	0.300%	09/20/08	USD	1,300,000	(12,463)
Citibank N.A., New York	I	Noble Corp. 5.875%, 06/01/13	Buy	(0.520)%	06/20/12	USD	1,000,000	1,006
UBS AG	I	Nordstrom Inc. 6.950%, 03/15/28	Buy	(0.370)%	06/20/17	USD	1,100,000	62,776
The Royal Bank of Scotland PLC		Republic of Indonesia 6.750%, 03/10/14	Sell	0.400%	12/20/08	USD	200,000	(361)
Lehman Brothers Special Financing Inc.		Republic of Turkey 11.875%, 01/15/30	Buy	(2.110)%	10/20/10	USD	100,000	(261)
Morgan Stanley Capital Services Inc.		Republic of Turkey 11.875%, 01/15/30	Buy	(2.200)%	10/20/10	USD	100,000	(457)
Deutsche Bank AG	I	Reynolds American Inc. 7.625%, 06/01/16	Sell	1.280%	06/20/17	USD	600,000	3,853
Barclays Bank PLC		SLM Corp. 5.125%, 08/27/12	Sell	5.100%	06/20/09	USD	100,000	(315)
BNP Paribas		SLM Corp. 5.125%, 08/27/12	Sell	5.150%	03/20/09	USD	1,400,000	(2,687)
Citibank N.A., New York	I	SLM Corp. 5.125%, 08/27/12	Sell	4.850%	03/20/13	USD	700,000	10,239
Barclays Bank PLC		Ukraine Government 7.650%, 06/11/13	Sell	0.710%	12/20/08	USD	100,000	(499)
Deutsche Bank AG		Ukraine Government 7.650%, 06/11/13	Sell	0.720%	12/20/08	USD	100,000	(495)
UBS AG		Wachovia Corp. 3.625%, 02/17/09	Sell	1.240%	03/20/13	USD	1,200,000	(43,694)
Citibank N.A., New York	I	Weyerhaeuser Co. 6.75%, 03/15/12	Buy	(1.000)%	06/20/17	USD	1,100,000	89,142
								$(1,800,057)

ING PIMCO Total Return Portfolio Interest Rate Swap Agreements Outstanding on June 30, 2008:

	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive a fixed rate based on YTM of "On-the-Run" 2-year US Treasury Note plus 0.710%. Pay a floating rate based on USD 3-month USD-LIBOR Counterparty: BNP Paribas	02/05/09	USD	2,000,000	$(7,415)
Receive a fixed rate based on YTM of "On-the-Run" 2-year US Treasury Note plus 0.710%. Pay a floating rate based on USD 3-month USD-LIBOR Counterparty: BNP Paribas	02/05/09	USD	3,900,000	(21,287)

		Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive, if positive, 600,000 x (30-day USD-constant maturity mortgage rate-5.0)% x 10,000 Pay, if negative, the absolute value of 600,000 x (30-day USD-constant maturity mortgage rate-5.0)% x 10,000 Counterparty: Merrill Lynch Capital Services, Inc.	I	02/20/09	USD	1,400,000	$9,399

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

		Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive, if positive, 1,000,000 x (30-day USD-constant maturity mortgage rate-5.5)% x 10,000 Pay, if negative, the absolute value of 1,000,000 x (30-day USD-constant maturity mortgage rate-5.5)% x 10,000 Counterparty: Merrill Lynch Capital Services, Inc.	I	05/21/09	USD	1,700,000	$37,205
Receive a fixed rate equal to 7.250% and pay a floating rate based on 3-month NZD-BBR-FRA Counterparty: Citibank N.A., London		06/15/09	NZD	5,200,000	(33,505)
Receive a fixed rate equal to 7.250% and pay a floating rate based on 3-month NZD-BBR-FRA Counterparty: UBS AG		06/15/09	NZD	21,000,000	(105,082)
Receive a fixed rate equal to 6.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Goldman Sachs Capital Markets, L.P.		06/19/09	GBP	7,400,000	(20,909)
Receive a fixed rate equal to 6.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: The Royal Bank of Scotland PLC		06/19/09	GBP	2,100,000	(6,597)
Receive a fixed rate equal to 7.000% and pay a floating rate based on 3-month AUD-BBR-BBSW Counterparty: UBS AG		09/15/09	AUD	12,900,000	(124,179)
Receive a fixed rate equal to 6.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Goldman Sachs Capital Markets, L.P.		12/19/09	GBP	800,000	(14)
Receive a fixed rate equal to 12.670% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley Capital Services, Inc.		01/04/10	BRL	1,200,000	(15,284)

		Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 12.410% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: UBS AG		01/04/10	BRL	1,200,000	$(15,006)
Receive a fixed rate equal to 7.500% and pay a floating rate based on 3-month AUD-BBR-BBSW Counterparty: UBS AG		03/15/10	AUD	1,000,000	(1,490)
Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Morgan Stanley Capital Services, Inc.	I	06/17/10	USD	5,000,000	17,395
Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: The Royal Bank of Scotland PLC	I	06/17/10	USD	6,700,000	21,087
Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: The Royal Bank of Scotland PLC		09/15/10	GBP	900,000	(26,275)
Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Lehman Brothers Special Financing Inc.	I	12/17/10	USD	4,100,000	(24,819)
Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Merrill Lynch Capital Services, Inc.	I	12/17/10	USD	2,400,000	(7,590)
Receive a fixed rate equal to 7.500% and pay a floating rate based on 6-month AUD-BBR-BBSW Counterparty: UBS AG		03/15/11	AUD	6,100,000	(62,034)
Receive a fixed rate equal to 11.980% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Merrill Lynch Capital Services, Inc.		01/02/12	BRL	2,100,000	(79,304)

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 12.540% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Merrill Lynch Capital Services, Inc.	01/02/12	BRL	2,900,000	$(67,555)
Receive a fixed rate equal to 10.575% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: UBS AG, London	01/02/12	BRL	2,900,000	(126,814)
Receive a fixed rate equal to 1.9475% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: Barclays Bank PLC, London	03/15/12	EUR	1,000,000	(58,596)
Receive a fixed rate equal to 1.995% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: Goldman Sachs Capital Markets, L.P.	03/15/12	EUR	700,000	(38,550)
Receive a fixed rate equal to 1.965% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: Lehman Brothers Special Financing Inc.	03/15/12	EUR	300,000	(15,471)
Receive a fixed rate equal to 1.955% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: The Royal Bank of Scotland PLC	03/28/12	EUR	300,000	(14,393)
Receive a fixed rate equal to 1.960% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: Goldman Sachs Capital Markets, L.P.	03/30/12	EUR	300,000	(17,681)

	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 1.950% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: The Royal Bank of Scotland PLC	03/30/12	EUR	300,000	$(14,635)
Receive a fixed rate equal to 1.960% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: Barclays Bank PLC, London	04/05/12	EUR	200,000	(11,675)
Receive a fixed rate equal to 1.940% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: BNP Paribas	04/10/12	EUR	500,000	(30,194)
Receive a fixed rate equal to 1.940% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: The Royal Bank of Scotland PLC	04/10/12	EUR	500,000	(25,987)
Receive a fixed rate equal to 1.980% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: Barclays Bank PLC, London	04/30/12	EUR	300,000	(17,709)
Receive a fixed rate equal to 7.000% and pay a floating rate based on 6-month AUD-BBR-BBSW Counterparty: Deutsche Bank AG, Frankfurt	03/20/13	AUD	1,300,000	(43,966)
Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Goldman Sachs Capital Markets, L.P.	09/17/13	GBP	200,000	(19,021)
Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: HSBC Bank USA, N.A.	09/17/13	GBP	1,200,000	(115,464)

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

		Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 8.860% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Citibank N.A., New York		09/12/16	MXN	5,700,000	$(28,210)
Receive a floating rate based on 6-month AUD-BBR-BBSW and pay a fixed rate equal to 6.500% Counterparty: Deutsche Bank AG, Frankfurt	I	03/20/18	AUD	1,800,000	37,300
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Morgan Stanley Capital Services, Inc.		12/17/18	USD	30,600,000	306,736
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: The Royal Bank of Scotland PLC		12/17/18	USD	800,000	(10,510)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Merrill Lynch Capital Services, Inc.		12/17/23	USD	2,800,000	40,992
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Barclays Bank PLC		12/17/28	USD	27,000,000	(834,620)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Lehman Brothers Special Financing Inc.		12/17/28	USD	800,000	(5,132)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Morgan Stanley Capital Services, Inc.		12/17/28	USD	2,700,000	(14,719)

		Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: The Royal Bank of Scotland PLC		12/17/28	USD	700,000	$(6,833)
Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4.000% Counterparty: Barclays Bank PLC, London	I	12/15/35	GBP	1,100,000	64,391
Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4.000% Counterparty: Deutsche Bank AG, Frankfurt	I	12/15/35	GBP	2,900,000	95,838
Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4.000% Counterparty: Goldman Sachs Capital Markets, L.P.	I	12/15/35	GBP	4,900,000	248,597
Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4.250% Counterparty: Goldman Sachs Capital Markets, L.P.	I	06/12/36	GBP	600,000	53,287
Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 5.500% Counterparty: Goldman Sachs Capital Markets, L.P.		12/15/36	GBP	500,000	(28,243)
Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 5.500% Counterparty: The Royal Bank of Scotland PLC		12/15/36	GBP	100,000	(6,346)
Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Goldman Sachs Capital Markets, L.P.		12/19/37	GBP	100,000	(9,192)

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

		Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Citibank N.A., New York	I	12/17/38	USD	5,600,000	$(62,621)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Merrill Lynch Capital Services, Inc.	I	12/17/38	USD	2,000,000	(39,756)

		Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Morgan Stanley Capital Services, Inc.	I	12/17/38	USD	900,000	$(17,775)
					$(1,300,231)

ING PIMCO Total Return Portfolio Written Options Open on June 30, 2008:

Options on Exchange-Traded Futures Contracts

Description/Name of Issuer	Exercise Price		Expiration Date	# of Contracts	Premium Received	Value
Call Option CBOT US Treasury 10-Year Note Future 09/08	USD	117	08/22/08	123	$70,430	$(42,281)
Put Option CBOT US Treasury 10-Year Note Future 09/08	USD	111	08/22/08	123	111,873	(42,281)
					$182,303	$(84,562)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index/ Underlying Reference Entity	Pay/Receive Floating	Exercise Rate	Expiration Date	Notional Amount		Premium Received	Value
Call - OTC Interest Rate Swap	Barclays Bank PLC, London	3-Month USD-LIBOR	Receive	4.150%	08/03/09	USD	2,300,000	$57,730	$(30,681)
Call - OTC Interest Rate Swap	Barclays Bank PLC, London	3-month USD-LIBOR	Receive	4.300%	02/02/09	USD	14,300,000	337,295	(210,448)
Call - OTC Interest Rate Swap	Barclays Bank PLC, London	3-Month USD LIBOR	Receive	4.600%	02/02/09	USD	1,800,000	57,780	(38,674)
Call - OTC Interest Rate Swap	Merrill Lynch Capital Services, Inc.	3-Month USD-LIBOR	Receive	4.400%	08/03/09	USD	1,600,000	52,800	(29,955)
Call - OTC Interest Rate Swap	The Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	4.200%	07/02/09	USD	2,300,000	50,830	(31,746)
Call - OTC Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD-LIBOR	Receive	4.250%	02/02/09	USD	3,800,000	114,570	(50,288)
Call - OTC Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD-LIBOR	Receive	4.300%	12/15/08	USD	8,100,000	205,975	(106,079)
Call - OTC Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD-LIBOR	Receive	4.300%	12/15/08	USD	700,000	18,900	(9,167)
Call - OTC Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD-LIBOR	Receive	4.400%	08/03/09	USD	10,900,000	357,008	(204,065)
Call - OTC Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD-LIBOR	Receive	4.550%	08/03/09	USD	6,000,000	183,707	(132,629)
								$1,436,595	$(843,732)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 ("SFAS 157"), "Fair Value Measurements." This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles ("GAAP"), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Portfolio's own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio's investments at fair value:

	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$2,884,905	$(168,946)
Level 2 — Other Significant Observable Inputs	635,102,242	(91,457,813)
Level 3 — Significant Unobservable Inputs	557,202	(116,381)
Total	$638,544,349	$(91,743,140)

*  Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the six months ended June 30, 2008, were as follows:

	Investments in Securities	Other Financial Instruments*
Balance at 12/31/07	$566,292	$(48,604)
Net purchases/sales	—	85,611
Total realized and unrealized gain (loss)	(9,090)	(153,388)
Transfers in and/or out of Level 3	—	—
Balance at 06/30/08	$557,202	$(116,381)

*  Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

For the six months ended June 30, 2008, total unrealized gain (loss) on Level 3 securities attributable to the change in net assets was $(161,543). Total unrealized gain (loss) for all securities (including Level 1 and Level 2) can be found on the accompanying Statements of Operations.

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PIONEER HIGH YIELD PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED)

Investment Type Allocation
as of June 30, 2008

(as a percent of net assets)

Corporate Bonds/Notes	74.6%
Common Stock	13.3%
Convertible Bonds	6.9%
Preferred Stock	4.6%
Real Estate Investment Trusts	0.9%
Collateralized Mortgage Obligations	0.5%
Other Assets and Liabilities - Net	(0.8)%
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Shares			Value
COMMON STOCK: 13.3%
		Aerospace/Defense: 0.2%
10,400	@	BE Aerospace, Inc.	$242,216
			242,216
		Agriculture: 0.3%
9,800		Reynolds American, Inc.	457,366
			457,366
		Auto Parts & Equipment: 0.1%
16,900	@	Commercial Vehicle Group, Inc.	158,015
			158,015
		Biotechnology: 0.1%
2,522	@	Bio-Rad Laboratories, Inc.	204,005
			204,005
		Building Materials: 0.6%
13,600		Lennox International, Inc.	393,856
10,300		Texas Industries, Inc.	578,139
			971,995
		Commercial Services: 0.5%
72,500		Service Corp. International	714,850
			714,850
		Computers: 0.1%
9,800	@	NetApp, Inc.	212,268
			212,268
		Electric: 1.5%
38,400	@	NRG Energy, Inc.	1,647,360
12,600		Public Service Enterprise Group, Inc.	578,718
			2,226,078
		Electrical Components & Equipment: 0.5%
12,900	@	General Cable Corp.	784,965
			784,965
		Electronics: 2.0%
9,600	@	Itron, Inc.	944,160
15,900	@	Thermo Electron Corp.	886,107
7,900	@@	Tyco Electronics Ltd.	282,978
12,900	@	Waters Corp.	832,050
			2,945,295

Shares			Value
		Entertainment: 0.5%
7,330		Cinemark Holdings, Inc.	$95,730
23,290	@	Scientific Games Corp.	689,850
			785,580
		Gas: 0.7%
13,100		Sempra Energy	739,495
9,000		Southern Union Co.	243,180
			982,675
		Healthcare-Products: 0.5%
13,800	@	Inverness Medical Innovations, Inc.	457,746
19,200	@	Thoratec Corp.	333,888
			791,634
		Healthcare-Services: 0.2%
4,300		Cigna Corp.	152,177
5,300		UnitedHealth Group, Inc.	139,125
			291,302
		Media: 0.2%
7,100		McGraw-Hill Cos., Inc.	284,852
			284,852
		Mining: 1.6%
6,500	@@	Barrick Gold Corp.	295,750
13,628		Freeport-McMoRan Copper & Gold, Inc.	1,597,065
138,576	@,@@	Polymet Mining Corp.	534,903
			2,427,718
		Miscellaneous Manufacturing: 1.1%
15,200		Cooper Industries Ltd.	600,400
8,200	@	ESCO Technologies, Inc.	384,744
11,600		ITT Corp.	734,628
			1,719,772
		Oil & Gas: 1.3%
8,400		Questar Corp.	596,736
4,341	@	SandRidge Energy, Inc.	280,342
23,100		Tesoro Petroleum Corp.	456,687
13,700		Valero Energy Corp.	564,166
			1,897,931
		Retail: 0.3%
13,500		JC Penney Co., Inc.	489,915
			489,915
		Telecommunications: 1.0%
11,700	@	CommScope, Inc.	617,409
106,800	@	PAETEC Holding Corp.	678,180
18,600		Windstream Corp.	229,524
			1,525,113
		Total Common Stock (Cost $18,439,261)	20,113,545
REAL ESTATE INVESTMENT TRUSTS: 0.9%
		Mortgage: 0.5%
45,300		Annaly Capital Management, Inc.	702,603
			702,603

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PIONEER HIGH YIELD PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value
		Regional Malls: 0.4%
18,117		General Growth Properties, Inc.	$634,639
			634,639
Total Real Estate Investment Trusts (Cost $1,604,425)			1,337,242
PREFERRED STOCK: 4.6%
		Diversified Financial Services: 0.3%
10,000		Legg Mason, Inc.	420,400
			420,400
		Electric: 0.6%
10,700		CMS Energy Corp.	837,944
			837,944
		Electrical Components & Equipment: 0.4%
2,200	P	General Cable Corp.	676,363
			676,363
		Healthcare-Products: 0.5%
2,930		Inverness Medical Innovations, Inc.	694,410
			694,410
		Mining: 1.1%
675		Freeport-McMoRan Copper & Gold, Inc.	1,698,638
			1,698,638
		Oil & Gas: 0.7%
13,600		Petroquest Energy, Inc.	1,071,000
			1,071,000
		Savings & Loans: 1.0%
10,000		Sovereign Capital Trust	310,000
2,035		Washington Mutual, Inc.	1,209,482
			1,519,482
Total Preferred Stock (Cost $6,627,753)			6,918,237
Principal Amount			Value
CONVERTIBLE BONDS: 6.9%
		Advertising: 0.6%
$865,000	#,C	Interpublic Group of Cos., Inc., 4.250%, due 03/15/23	$880,138
			880,138
		Distribution/Wholesale: 1.1%
2,065,000	C	WESCO International, Inc., 1.750%, due 11/15/26	1,737,181
			1,737,181
		Electronics: 0.7%
1,000,000	#	Newport Corp., 2.500%, due 02/15/12	830,000
300,000	C	Vishay Intertechnology, Inc., 3.625%, due 08/01/23	299,625
			1,129,625

Principal Amount			Value
		Energy-Alternate Sources: 0.1%
$465,000	#,C	Diversa Corp., 5.500%, due 04/01/27	$165,075
			165,075
		Entertainment: 0.8%
555,000		Macrovision Corp., 2.625%, due 08/15/11	496,725
800,000	C	Shuffle Master, Inc., 1.250%, due 04/15/24	744,000
			1,240,725
		Healthcare-Products: 0.0%
35,000	#	Inverness Medical Innovations, Inc., 3.000%, due 05/15/16	33,906
			33,906
		Pharmaceuticals: 1.0%
525,000		BioMarin Pharmaceuticals, Inc., 1.875%, due 04/23/17	828,844
390,000		EPIX Pharmaceuticals, Inc., 3.000%, due 06/15/24	237,900
690,000		MannKind Corp., 3.750%, due 12/15/13	371,738
			1,438,482
		Real Estate: 0.9%
600,000	#,C	Alexandria Real Estate Equities, Inc., 3.700%, due 01/15/27	585,000
970,000	#,C	General Growth Properties, Inc., 3.980%, due 04/15/27	765,088
			1,350,088
		Telecommunications: 0.7%
500,000	#	Anixter International, Inc., 1.000%, due 02/15/13	551,250
750,000	@@,C	Nortel Networks Corp., 2.125%, due 04/15/14	506,250
			1,057,500
		Transportation: 0.7%
605,000		Horizon Lines, Inc., 4.250%, due 08/15/12	472,656
685,000	C	YRC Worldwide, Inc., 5.000%, due 08/08/23	609,650
			1,082,306
		Trucking & Leasing: 0.3%
525,000	C	Greenbrier Cos., Inc., 2.375%, due 05/15/26	389,156
			389,156
Total Convertible Bonds (Cost $11,395,301)			10,504,182
CORPORATE BONDS/NOTES: 74.6%
		Advertising: 0.8%
1,275,000	C	Interpublic Group of Cos., Inc., 7.250%, due 08/15/11	1,243,125
			1,243,125

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PIONEER HIGH YIELD PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Aerospace/Defense: 4.3%
$3,815,000	C	DRS Technologies, Inc., 6.875%, due 11/01/13	$3,834,075
100,000	C	DRS Technologies, Inc., 7.625%, due 02/01/18	106,250
2,500,000	C	Esterline Technologies Corp., 7.750%, due 06/15/13	2,525,000
			6,465,325
		Agriculture: 0.5%
765,000	C	Alliance One International, Inc., 8.500%, due 05/15/12	722,925
90,000	C	Alliance One International, Inc., 11.000%, due 05/15/12	93,150
			816,075
		Auto Parts & Equipment: 2.5%
535,000	#,C	Allison Transmission, Inc., 11.000%, due 11/01/15	478,825
530,000	&,#,C	Allison Transmission, Inc., 11.250%, due 11/01/15	461,100
380,000	C	Cooper Standard Automotive, Inc., 7.000%, due 12/15/12	319,200
345,000	C	Cooper Standard Automotive, Inc., 8.375%, due 12/15/14	255,300
1,600,000	C	Lear Corp., 8.750%, due 12/01/16	1,256,000
1,000,000	C	Titan International, Inc., 8.000%, due 01/15/12	985,000
			3,755,425
		Biotechnology: 0.8%
1,200,000	C	Bio-Rad Laboratories, Inc., 6.125%, due 12/15/14	1,140,000
			1,140,000
		Building Materials: 0.8%
955,000	C	Interline Brands, Inc., 8.125%, due 06/15/14	926,350
300,000	C	Texas Industries, Inc., 7.250%, due 07/15/13	300,000
			1,226,350
		Chemicals: 3.7%
1,500,000	C	Georgia Gulf Corp., 9.500%, due 10/15/14	1,128,750
1,500,000	C	Georgia Gulf Corp., 10.750%, due 10/15/16	907,500
465,000	@@,#,C	Ineos Group Holdings PLC, 8.500%, due 02/15/16	308,063
2,050,000		Millennium America, Inc., 7.625%, due 11/15/26	1,117,250
1,250,000	@@,C	Nova Chemicals Corp., 6.500%, due 01/15/12	1,125,000
1,200,000	@@,C	Nova Chemicals Ltd., 7.875%, due 09/15/25	990,000
			5,576,563
		Coal: 0.8%
1,205,000	C	Massey Energy Co., 6.875%, due 12/15/13	1,180,900
			1,180,900

Principal Amount			Value
		Commercial Services: 1.3%
$242,628		ACE Cash Express, Inc., 5.984%, due 10/05/13	$194,507
343,772		NCO Group, Inc., 5.850%, due 05/15/13	332,027
1,260,000	C	NCO Group, Inc., 7.551%, due 11/15/13	1,017,450
350,000	C	NCO Group, Inc., 11.875%, due 11/15/14	288,750
210,000	C	Sheridan Group, Inc., 10.250%, due 08/15/11	194,250
			2,026,984
		Computers: 0.2%
345,000	C	Activant Solutions, Inc., 9.500%, due 05/01/16	274,275
			274,275
		Distribution/Wholesale: 1.6%
750,000	C	Intcomex, Inc., 11.750%, due 01/15/11	675,000
1,905,000	C	Wesco Distribution, Inc., 7.500%, due 10/15/17	1,724,025
			2,399,025
		Diversified Financial Services: 2.5%
760,000	C	Altra Industrial Motion, Inc., 9.000%, due 12/01/11	779,000
900,000		AX Acquisition Corp., Discount Note, due 08/15/08	845,705
500,000	@@,#,C	CEVA Group PLC, 10.000%, due 09/01/14	516,250
270,000	#,C	FireKeepers Development Authority, 13.875%, due 05/01/15	265,275
550,000	C	Hughes Network Systems LLC/HNS Finance Corp., 9.500%, due 04/15/14	558,938
250,000	@@,#,C	Redwood Capital X Ltd., 6.391%, due 01/09/09	250,388
300,000	@@,#	Successor II Ltd., 19.422%, due 04/06/10	302,250
250,000	@@,#	Successor II Ltd., 27.672%, due 04/06/10	251,313
			3,769,119
		Electric: 4.2%
1,855,000	C	CMS Energy Corp., 6.875%, due 12/15/15	1,837,407
750,000	@@,#,C	Intergen NV, 9.000%, due 06/30/17	780,000
286,203		NRG Energy, Inc., 4.210%, due 02/01/13	273,344
586,007		NRG Energy, Inc., 4.450%, due 02/01/13	559,677
1,750,000	C	NRG Energy, Inc., 7.250%, due 02/01/14	1,675,625
190,000		PNM Resources, Inc., 9.250%, due 05/15/15	197,125
1,075,000	#,C	Texas Competitive Electric Holdings Co., LLC, 10.250%, due 11/01/15	1,058,875
			6,382,053

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PIONEER HIGH YIELD PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Electrical Components & Equipment: 2.5%
$2,000,000	C	Anixter International, Inc., 5.950%, due 03/01/15	$1,770,000
590,000	C	Belden, Inc., 7.000%, due 03/15/17	569,350
1,550,000	C	General Cable Corp., 7.125%, due 04/01/17	1,484,125
			3,823,475
		Electronics: 0.9%
1,430,000	C	Itron, Inc., 7.750%, due 05/15/12	1,426,425
			1,426,425
		Energy-Alternate Sources: 0.1%
380,000	C	VeraSun Energy Corp., 9.375%, due 06/01/17	197,600
			197,600
		Engineering & Construction: 0.9%
290,000		Dycom Industries, Inc., 8.125%, due 10/15/15	279,850
980,000	#,C	Esco Corp., 8.625%, due 12/15/13	994,700
500,000		Landsource Communities Development, 9.821%, due 02/22/14	93,750
			1,368,300
		Entertainment: 2.2%
1,930,000	#,C	Mashantucket Western Pequot Tribe, 8.500%, due 11/15/15	1,712,875
358,312		New World Gaming Partners, 8.752%, due 07/16/14	316,882
1,000,000	C	Scientific Games Corp., 6.250%, due 12/15/12	962,500
465,000	#,C	Shingle Springs Tribal Gaming Authority, 9.375%, due 06/15/15	380,138
			3,372,395
		Hand/Machine Tools: 1.2%
1,850,000	C	Baldor Electric Co., 8.625%, due 02/15/17	1,868,500
			1,868,500
		Healthcare-Products: 1.1%
500,000		Biomet, Inc., 1.375%, due 10/15/17	532,500
360,000	#,C	LVB Acquisition Merger, 10.375%, due 10/15/17	383,400
816,296		PTS Acquisition, Discount Note, due 04/10/14	730,075
			1,645,975
		Healthcare-Services: 0.7%
365,000	C	Community Health Systems, Inc., 8.875%, due 07/15/15	369,106
800,000	&,#,C	Surgical Care Affiliates, Inc., 8.875%, due 07/15/15	704,000
			1,073,106
		Holding Companies-Diversified: 0.8%
1,200,000	C	Leucadia National Corp., 7.125%, due 03/15/17	1,152,000
			1,152,000

Principal Amount			Value
		Home Builders: 0.3%
$570,000	C	Meritage Homes Corp., 6.250%, due 03/15/15	$458,850
			458,850
		Household Products/Wares: 0.9%
1,800,000	C	Yankee Acquisition Corp., 9.750%, due 02/15/17	1,305,000
			1,305,000
		Insurance: 2.6%
545,000	#,C	Alliant Holdings I, Inc., 11.000%, due 05/01/15	476,875
149,250		Alliant Insurance Services, 5.843%, due 08/21/14	141,041
297,999		Amwins Group, Inc., 5.213%, due 06/11/13	250,319
900,000	#,C	HUB International Holdings, Inc., 10.250%, due 06/15/15	742,500
405,433		HUB International Ltd., 5.155%, due 06/13/14	377,559
91,075		HUB International Ltd., 5.300%, due 06/13/14	84,814
650,000	#,C	Liberty Mutual Group, Inc., 10.750%, due 06/15/58	623,715
410,000	#,C	MBIA Insurance Corp., 14.000%, due 01/15/33	170,268
990,000	C	Presidential Life Corp., 7.875%, due 02/15/09	992,475
			3,859,566
		Internet: 0.4%
550,000	#,C	Expedia, Inc., 8.500%, due 07/01/16	540,375
			540,375
		Investment Companies: 0.7%
1,175,000	@@,#,C	Algoma Acquisition Corp., 9.875%, due 06/15/15	1,122,125
			1,122,125
		Leisure Time: 0.4%
775,000	#,C	Pegasus Solutions, Inc., 10.500%, due 04/15/15	585,125
			585,125
		Machinery-Diversified: 1.8%
1,800,000	C	Gardner Denver, Inc., 8.000%, due 05/01/13	1,800,000
1,085,000	+,C	Roper Industries, Inc., 1.481%, due 01/15/34	897,838
			2,697,838
		Media: 0.9%
1,775,000	&,#,C	Univision Communications, Inc., 9.750%, due 03/15/15	1,313,500
			1,313,500
		Metal Fabricate/Hardware: 2.6%
2,365,000	C	Mueller Industries, Inc., 6.000%, due 11/01/14	2,152,141
1,965,000	C	Mueller Water Products, 7.375%, due 06/01/17	1,689,900
101,213		Niagara Corp., 7.711%, due 07/03/14	90,080
			3,932,121

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PIONEER HIGH YIELD PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Mining: 2.3%
$1,255,000	C	Noranda Aluminium Acquisition Corp., 6.828%, due 05/15/15	$1,088,713
375,000	C	Noranda Aluminium Holding Corp., 8.578%, due 11/15/14	309,375
2,250,000	@@,C	Novelis, Inc., 7.250%, due 02/15/15	2,137,500
			3,535,588
		Miscellaneous Manufacturing: 1.8%
505,000	#,C	AGY Holding Corp., 11.000%, due 11/15/14	472,175
1,105,000	C	American Railcar Industries, Inc., 7.500%, due 03/01/14	1,033,175
825,000	C	Park-Ohio Industries, Inc., 8.375%, due 11/15/14	664,125
545,000	C	Sally Holdings, LLC, 10.500%, due 11/15/16	521,838
			2,691,313
		Oil & Gas: 5.3%
1,120,000	C	Cimarex Energy Co., 7.125%, due 05/01/17	1,106,000
850,000	C	Frontier Oil Corp., 6.625%, due 10/01/11	841,500
745,000	#,C	Hilcorp Energy I LP, 7.750%, due 11/01/15	718,925
850,000	C	Parallel Petroleum Corp., 10.250%, due 08/01/14	856,375
1,085,000	#,C	PetroHawk Energy Corp., 7.875%, due 06/01/15	1,064,656
200,000	#,C	SandRidge Energy, Inc., 6.416%, due 04/01/14	196,550
480,000	#,C	SandRidge Energy, Inc., 8.000%, due 06/01/18	484,800
600,000	&,#,C	SandRidge Energy, Inc., 8.625%, due 04/01/15	616,500
1,730,000	C	Tesoro Corp., 6.625%, due 11/01/15	1,604,575
600,000	#,C	W&T Offshore, Inc., 8.250%, due 06/15/14	582,000
			8,071,881
		Oil & Gas Services: 0.4%
200,000	C	Complete Production Services, Inc., 8.000%, due 12/15/16	200,750
500,000	@@,#,C	Sevan Marine ASA, 5.780%, due 05/14/13	466,875
			667,625
		Packaging & Containers: 2.5%
1,075,000	C	AEP Industries, Inc., 7.875%, due 03/15/13	1,010,500
1,760,000	C	Crown Cork & Seal Co., Inc., 7.375%, due 12/15/26	1,452,000
845,000	C	Graham Packaging Co., Inc., 9.875%, due 10/15/14	752,050
520,000	C	Graphic Packaging International Corp., 9.500%, due 08/15/13	499,200
			3,713,750

Principal Amount			Value
		Pharmaceuticals: 2.6%
$1,760,000	C	Omnicare, Inc., 3.250%, due 12/15/35	$1,324,400
500,000		exnord Loan 03/02/13, Discount Note, due 12/06/13	461,250
2,135,000	C	Valeant Pharmaceuticals International, 7.000%, due 12/15/11	2,209,725
			3,995,375
		Pipelines: 1.4%
1,000,000	C	Holly Energy Partners LP, 6.250%, due 03/01/15	910,000
780,000	#,C	MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., 8.750%, due 04/15/18	801,450
450,000	C	TEPPCO Partners LP, 7.000%, due 06/01/67	391,095
			2,102,545
		Real Estate: 3.7%
1,200,000	C	BF Saul Reit, 7.500%, due 03/01/14	1,050,000
2,425,000	C	Forest City Enterprises, Inc., 6.500%, due 02/01/17	2,121,875
1,915,000	C	Forest City Enterprises, Inc., 7.625%, due 06/01/15	1,790,525
750,000	#,C	Rouse Co. LP/TRC Co.-Issuer, Inc., 6.750%, due 05/01/13	679,521
			5,641,921
		Retail: 1.9%
800,000	C	Brown Shoe Co., Inc., 8.750%, due 05/01/12	800,000
1,345,000	C	Sonic Automotive, Inc., 5.250%, due 05/07/09	1,311,375
850,000	C	Sonic Automotive, Inc., 8.625%, due 08/15/13	790,500
			2,901,875
		Semiconductors: 0.2%
365,000	C	Freescale Semiconductor, Inc., 6.651%, due 12/15/14	290,175
			290,175
		Software: 1.9%
2,080,000	#,C	First Data Corp., 9.875%, due 09/24/15	1,812,200
1,225,000	C	Vangent, Inc., 9.625%, due 02/15/15	1,071,875
			2,884,075
		Telecommunications: 4.0%
464,292	@@	BCE, Inc., 7.960%, due 10/31/14	448,152
700,000	C	Broadview Networks Holdings, Inc., 11.375%, due 09/01/12	631,750
1,000,000		Corning, Inc., 8.875%, due 08/15/21	1,216,841
995,000	C	GCI, Inc., 7.250%, due 02/15/14	860,675
500,000		Intelsat Corp., Discount Note, due 06/15/16	503,881
1,500,000		Intelsat Subsidiary Holding Co., Ltd., 8.750%, due 04/15/49	1,417,500

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PIONEER HIGH YIELD PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Telecommunications (continued)
$200,000	C	MasTec, Inc., 7.625%, due 02/01/17	$171,000
850,000	C	PAETEC Holding Corp., 9.500%, due 07/15/15	788,375
39,777	@@	Telesat Canada, Inc., 6.112%, due 10/31/14	38,394
			6,076,568
		Transportation: 0.5%
300,000	C	Bristow Group, Inc., 7.500%, due 09/15/17	302,250
465,000	@@,C	Kansas City Southern de Mexico SA de CV, 7.375%, due 06/01/14	453,375
			755,625
		Trucking & Leasing: 1.1%
1,650,000	C	Greenbrier Cos., Inc., 8.375%, due 05/15/15	1,579,875
			1,579,875
Total Corporate Bonds/Notes (Cost $118,688,237)			112,905,686
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.5%
		Collateralized Mortgage Obligations: 0.5%
1,000,000	#,C	Timberstar Trust, 7.530%, due 10/15/36	815,698
Total Collateralized Mortgage Obligations (Cost $1,008,839)			815,698

Total Investments in Securities (Cost $157,763,816)*	100.8%	$152,594,590
Other Assets and Liabilities - Net	(0.8)	(1,241,764)
Net Assets	100.0%	$151,352,826

@  Non-income producing security

@@  Foreign Issuer

&  Payment-in-kind

+  Step-up basis bonds. Interest rates shown reflect current and next coupon rates.

#  Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds' Board of Directors/Trustees.

C  Bond may be called prior to maturity date.

P  Preferred Stock may be called prior to convertible date.

*  Cost for federal income tax purposes is $157,762,787.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$5,717,360
Gross Unrealized Depreciation	(10,885,557)
Net Unrealized Depreciation	$(5,168,197)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 ("SFAS 157"), "Fair Value Measurements." This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles ("GAAP"), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Portfolio's own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio's investments at fair value:

	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$21,450,787	$—
Level 2 — Other Significant Observable Inputs	127,243,672	—
Level 3 — Significant Unobservable Inputs	3,900,131	—
Total	$152,594,590	$—

*  Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the six months ended June 30, 2008, were as follows:

	Investments in Securities	Other Financial Instruments*
Balance at 12/31/07	$1,945,402	$—
Net purchases/sales	2,233,196	—
Total realized and unrealized gain (loss)	(278,083)	—
Amortization of premium/discount	(384)	—
Transfers in and/or out of Level 3	—	—
Balance at 06/30/08	$3,900,131	$—

*  Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

For the six months ended June 30, 2008, total unrealized gain (loss) on Level 3 securities attributable to the change in net assets was $(278,083). Total unrealized gain (loss) for all securities (including Level 1 and Level 2) can be found on the accompanying Statements of Operations.

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE   PORTFOLIO OF INVESTMENTS
DIVERSIFIED MID CAP GROWTH PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED)

Industry Allocation
as of June 30, 2008

(as a percent of net assets)

Oil & Gas	6.7%
Commercial Services	6.4%
Healthcare - Products	6.0%
Semiconductors	6.0%
Oil & Gas Services	5.9%
Retail	5.4%
Software	5.2%
Telecommunications	3.9%
Biotechnology	3.4%
Diversified Financial Services	3.0%
Coal	2.8%
Internet	2.8%
Pharmaceuticals	2.8%
Industries between 2.1% - 2.7%(1)	14.8%
Industries between 1.0% - 1.8%(2)	15.5%
Industries less than 1.0%(3)	9.5%
Other Assets and Liabilities - Net*	(0.1)%
Net Assets	100.0%

*  Includes short-term investments related to T. Rowe Price Reserve Investment Fund and securities lending collateral.

(1)  Includes six industries, which each represents 2.1% - 2.7% of net assets.

(2)  Includes eleven industries, which each represents 1.0% - 1.8% of net assets.

(3)  Includes nineteen industries, which each represents less than 1.0% of net assets.

Portfolio holdings are subject to change daily.

Shares			Value
COMMON STOCK: 100.1%
		Advertising: 1.6%
203,200	@,L	Clear Channel Outdoor Holdings, Inc.	$3,623,056
105,800	@,@@,L	Focus Media Holding Ltd. ADR	2,932,776
66,300	@,L	Lamar Advertising Co.	2,388,789
133,600		Omnicom Group	5,995,968
			14,940,589
		Aerospace/Defense: 1.4%
26,400	@,L	Alliant Techsystems, Inc.	2,684,352
83,700	@@,L	Empresa Brasileira de Aeronautica SA ADR	2,218,050
46,000		Goodrich Corp.	2,183,160
119,700		Rockwell Collins, Inc.	5,740,812
			12,826,374
		Airlines: 0.3%
75,300		Skywest, Inc.	952,545
145,000	L	Southwest Airlines Co.	1,890,800
			2,843,345
		Apparel: 0.4%
120,400	@	Coach, Inc.	3,477,152
			3,477,152

Shares			Value
		Auto Manufacturers: 0.3%
59,100	L	Paccar, Inc.	$2,472,153
			2,472,153
		Auto Parts & Equipment: 0.4%
80,000		WABCO Holdings, Inc.	3,716,800
			3,716,800
		Banks: 1.2%
29,200	L	City National Corp.	1,228,444
60,500	L	East-West Bancorp., Inc.	427,130
107,000		Northern Trust Corp.	7,336,990
37,600	@,L	SVB Financial Group	1,808,936
			10,801,500
		Beverages: 0.5%
61,600	L	Brown-Forman Corp.	4,655,112
			4,655,112
		Biotechnology: 3.4%
40,100	@,L	Alexion Pharmaceuticals, Inc.	2,907,250
37,200	@	Biogen Idec, Inc.	2,079,108
30,800	@	Celgene Corp.	1,967,196
77,000	@,L	Charles River Laboratories International, Inc.	4,921,840
50,500	@	Genzyme Corp.	3,637,010
60,400	@,L	Illumina, Inc.	5,261,444
75,600	@	Invitrogen Corp.	2,968,056
55,100	@,L	Martek Biosciences Corp.	1,857,421
27,000	@,L	Millipore Corp.	1,832,220
39,700	@,L	Myriad Genetics, Inc.	1,807,144
56,400	@,L	Vertex Pharmaceuticals, Inc.	1,887,708
			31,126,397
		Chemicals: 1.6%
48,800		Albemarle Corp.	1,947,608
88,300		Ecolab, Inc.	3,796,017
115,400	@,L	Intrepid Potash, Inc.	7,591,012
24,000	L	Sigma-Aldrich Corp.	1,292,640
			14,627,277
		Coal: 2.8%
115,900	L	Arch Coal, Inc.	8,695,977
76,500		Consol Energy, Inc.	8,596,305
99,200		Foundation Coal Holdings, Inc.	8,787,136
			26,079,418
		Commercial Services: 6.4%
95,400	@	Apollo Group, Inc.-Class A	4,222,404
55,700	L	Corporate Executive Board Co.	2,342,185
56,900		DeVry, Inc.	3,050,978
61,800	L	Equifax, Inc.	2,077,716
46,700		Global Payments, Inc.	2,176,220
89,700		H&R Block, Inc.	1,919,580
93,400	@,L	Iron Mountain, Inc.	2,479,770
36,300	@,L	ITT Educational Services, Inc.	2,999,469
41,600	L	Manpower, Inc.	2,422,784
48,000		McKesson Corp.	2,683,680
106,800	@,L	Monster Worldwide, Inc.	2,201,148
93,200	L	Moody's Corp.	3,209,808
27,000	@,@@	New Oriental Education & Technology Group ADR	1,577,340

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE   PORTFOLIO OF INVESTMENTS
DIVERSIFIED MID CAP GROWTH PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value
		Commercial Services (continued)
166,600	L	Paychex, Inc.	$5,211,248
200,500	@,L	Quanta Services, Inc.	6,670,635
205,500	@@,L	Ritchie Bros. Auctioneers, Inc.	5,575,215
105,400		Robert Half International, Inc.	2,526,438
62,500	@,L	Vistaprint Ltd.	1,672,500
154,900	L	Western Union Co.	3,829,128
			58,848,246
		Computers: 2.5%
169,000	@	Cognizant Technology Solutions Corp.	5,494,190
73,600		Jack Henry & Associates, Inc.	1,592,704
62,500	@,@@,L	Logitech International	1,675,000
243,500	@,L	NetApp, Inc.	5,274,210
117,600	@,L	Perot Systems Corp.	1,765,176
262,400	L	Seagate Technology, Inc.	5,019,712
70,800	@,L	Synopsys, Inc.	1,692,828
			22,513,820
		Cosmetics/Personal Care: 0.6%
156,100		Avon Products, Inc.	5,622,722
			5,622,722
		Distribution/Wholesale: 0.7%
61,500	L	Fastenal Co.	2,654,340
41,900	L	WW Grainger, Inc.	3,427,420
			6,081,760
		Diversified Financial Services: 3.0%
20,100	@,L	Affiliated Managers Group, Inc.	1,810,206
16,900	L	Blackrock, Inc.	2,991,300
76,000		Eaton Vance Corp.	3,021,760
52,200		Federated Investors, Inc.	1,796,724
59,000	@,L	Interactive Brokers Group, Inc.	1,895,670
37,200	@	IntercontinentalExchange, Inc.	4,240,800
100,100	L	Janus Capital Group, Inc.	2,649,647
65,000	@@,L	Lazard Ltd.	2,219,750
26,600		Legg Mason, Inc.	1,158,962
48,300		Nymex Holdings, Inc.	4,080,384
70,000		OptionsXpress Holdings, Inc.	1,563,800
			27,429,003
		Electric: 0.7%
95,300	@	AES Corp.	1,830,713
197,600	@	Reliant Resources, Inc.	4,202,952
			6,033,665
		Electrical Components & Equipment: 0.6%
76,150		Ametek, Inc.	3,595,803
25,200	@,L	General Cable Corp.	1,533,420
			5,129,223
		Electronics: 2.5%
156,500	@,L	Cogent, Inc.	1,779,405
44,700	@,L	Cymer, Inc.	1,201,536
69,300	@	Dolby Laboratories, Inc.	2,792,790
47,600	@,L	Flir Systems, Inc.	1,931,132
109,400		Gentex Corp.	1,579,736
48,600	@,L	II-VI, Inc.	1,697,112

Shares			Value
143,600		Jabil Circuit, Inc.	$2,356,476
70,600		National Instruments Corp.	2,002,922
109,500	@,L	Trimble Navigation Ltd.	3,909,150
62,800	@	Waters Corp.	4,050,600
			23,300,859
		Engineering & Construction: 2.4%
41,400	@@	Chicago Bridge & Iron Co. NV	1,648,548
40,000		Fluor Corp.	7,443,200
77,700	@,@@	Foster Wheeler Ltd.	5,683,755
117,700	@	McDermott International, Inc.	7,284,453
			22,059,956
		Entertainment: 0.6%
68,200	@	DreamWorks Animation SKG, Inc.	2,033,042
140,300		International Game Technology	3,504,694
			5,537,736
		Environmental Control: 0.8%
125,200		Republic Services, Inc.	3,718,440
66,400	@	Stericycle, Inc.	3,432,880
			7,151,320
		Food: 0.7%
50,400	L	Hershey Co.	1,652,112
132,800		McCormick & Co., Inc.	4,735,648
			6,387,760
		Healthcare-Products: 6.0%
103,900	@,L	American Medical Systems Holdings, Inc.	1,553,305
46,300	@,L	Arthrocare Corp.	1,889,503
22,100		Becton Dickinson & Co.	1,796,730
53,100		CR Bard, Inc.	4,670,145
58,100		Densply International, Inc.	2,138,080
33,200	@	Edwards Lifesciences Corp.	2,059,728
51,700	@	Gen-Probe, Inc.	2,454,716
52,900	@,L	Henry Schein, Inc.	2,728,053
84,000	@,L	Hologic, Inc.	1,831,200
70,100	@,L	Idexx Laboratories, Inc.	3,416,674
55,600	@,L	Integra LifeSciences Holdings Corp.	2,473,088
17,000	@,L	Intuitive Surgical, Inc.	4,579,800
80,900	@,L	Masimo Corp.	2,778,915
53,900	@,L	Patterson Cos., Inc.	1,584,121
85,500	@,@@,L	Qiagen NV	1,721,115
76,800	@,L	Resmed, Inc.	2,744,832
158,300	@	St. Jude Medical, Inc.	6,471,304
41,300	@	Techne Corp.	3,196,207
52,700	@,L	Varian Medical Systems, Inc.	2,732,495
35,800	@	Zimmer Holdings, Inc.	2,436,190
			55,256,201
		Healthcare-Services: 2.7%
111,100		Cigna Corp.	3,931,829
22,000	@,L	Covance, Inc.	1,892,440
83,350	@	Coventry Health Care, Inc.	2,535,507
34,400	@	DaVita, Inc.	1,827,672
92,200	@	Health Net, Inc.	2,218,332
35,600	@,L	Healthways, Inc.	1,053,760
60,100	@	Humana, Inc.	2,390,177

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE   PORTFOLIO OF INVESTMENTS
DIVERSIFIED MID CAP GROWTH PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value
		Healthcare-Services (continued)
54,900	@,L	Laboratory Corp. of America Holdings	$3,822,687
84,700	@,L	Lincare Holdings, Inc.	2,405,480
64,000		Quest Diagnostics	3,102,080
			25,179,964
		Home Builders: 0.6%
45,900	L	Centex Corp.	613,683
41,000	L	KB Home	694,130
59,000	L	Lennar Corp.	728,060
68,200		Pulte Homes, Inc.	656,766
47,400	L	Thor Industries, Inc.	1,007,724
65,000	@,L	Toll Brothers, Inc.	1,217,450
53,600	L	Winnebago Industries	546,184
			5,463,997
		Household Products/Wares: 0.4%
18,800	L	Avery Dennison Corp.	825,884
51,000		Clorox Co.	2,662,200
			3,488,084
		Insurance: 1.7%
42,100		AON Corp.	1,934,074
39,400	@,@@	Arch Capital Group Ltd.	2,613,008
27,100		Assurant, Inc.	1,787,516
51,000	@@	Axis Capital Holdings Ltd.	1,520,310
69,500		HCC Insurance Holdings, Inc.	1,469,230
4,400	@,L	Markel Corp.	1,614,800
78,600	@,L	Philadelphia Consolidated Holding Co.	2,670,042
34,000	@@	RenaissanceRe Holdings Ltd.	1,518,780
			15,127,760
		Internet: 2.8%
5,100	@,@@,L	Baidu.com ADR	1,596,096
41,200	@@,L	Ctrip.com International Ltd. ADR	1,886,136
55,600	@,L	Digital River, Inc.	2,145,048
180,700	@,L	Expedia, Inc.	3,321,266
90,200	@	F5 Networks, Inc.	2,563,484
90,300	@	McAfee, Inc.	3,072,909
25,400	@,L	Priceline.com, Inc.	2,932,684
54,700	@,@@	Sina Corp.	2,327,485
86,500	@	Symantec Corp.	1,673,775
108,300	@,L	VeriSign, Inc.	4,093,740
			25,612,623
		Iron/Steel: 1.2%
105,400		Carpenter Technology Corp.	4,600,710
57,300		Cleveland-Cliffs, Inc.	6,829,587
			11,430,297
		Leisure Time: 0.6%
83,000	L	Harley-Davidson, Inc.	3,009,580
41,500	L	Royal Caribbean Cruises Ltd.	932,505
46,550	@,L	WMS Industries, Inc.	1,385,794
			5,327,879
		Lodging: 1.8%
44,500	L	Boyd Gaming Corp.	558,920
92,000		Choice Hotels International, Inc.	2,438,000
54,700	@	Las Vegas Sands Corp.	2,594,968

Shares			Value
134,000		Marriott International, Inc.	$3,516,160
193,200	@,@@,L	Melco PBL Entertainment Macau Ltd. ADR	1,800,624
63,000		Starwood Hotels & Resorts Worldwide, Inc.	2,524,410
38,600	@,L	Wynn Resorts Ltd.	3,140,110
			16,573,192
		Machinery-Construction & Mining: 1.0%
89,500		Joy Global, Inc.	6,786,785
46,600	@,L	Terex Corp.	2,393,842
			9,180,627
		Machinery-Diversified: 1.8%
100,400		Cummins, Inc.	6,578,208
51,500	L	Graco, Inc.	1,960,605
58,500	L	IDEX Corp.	2,155,140
59,500		Roper Industries, Inc.	3,919,860
55,800	@	Zebra Technologies Corp.	1,821,312
			16,435,125
		Media: 2.6%
76,600	@,L	Cablevision Systems Corp.	1,731,160
21,200	@,@@,L	Central European Media Enterprises Ltd.	1,919,236
95,800	@,@@,L	CTC Media, Inc.	2,362,428
124,900	@	Discovery Holding Co.	2,742,804
62,400		Factset Research Systems, Inc.	3,516,864
152,800	L	McGraw-Hill Cos., Inc.	6,130,336
94,200	@@	Shaw Communications, Inc. - Class B	1,917,912
68,600	@@,L	WPP Group PLC ADR	3,280,452
			23,601,192
		Metal Fabricate/Hardware: 0.7%
67,800		Precision Castparts Corp.	6,533,886
			6,533,886
		Mining: 0.3%
36,300	@@,L	Agnico-Eagle Mines Ltd.	2,699,631
			2,699,631
		Miscellaneous Manufacturing: 1.2%
82,500	L	Donaldson Co., Inc.	3,682,800
40,200		Harsco Corp.	2,187,282
58,100		ITT Corp.	3,679,473
45,800		Pall Corp.	1,817,344
			11,366,899
		Office Furnishings: 0.1%
48,400	L	HNI, Corp.	854,744
			854,744
		Oil & Gas: 6.7%
50,600	@,L	Bill Barrett Corp.	3,006,146
60,300		Cabot Oil & Gas Corp.	4,084,119
224,500	@,@@	Compton Petroleum Corp.	2,853,395
125,500	@	Concho Resources, Inc.	4,681,150
49,100		Diamond Offshore Drilling	6,831,774
63,400	@,L	Forest Oil Corp.	4,723,300
67,800	@,L	Mariner Energy, Inc.	2,506,566
93,000		Murphy Oil Corp.	9,118,650
85,000	@,@@,L	Nabors Industries Ltd.	4,184,550

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE   PORTFOLIO OF INVESTMENTS
DIVERSIFIED MID CAP GROWTH PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value
		Oil & Gas (continued)
81,800	@	Newfield Exploration Co.	$5,337,450
52,550	@,L	SandRidge Energy, Inc.	3,393,679
59,100		Sunoco, Inc.	2,404,779
87,000	@,L	Ultra Petroleum Corp.	8,543,400
			61,668,958
		Oil & Gas Services: 5.9%
183,600		BJ Services Co.	5,864,184
153,100	@	Cameron International Corp.	8,474,085
61,600	@,L	Core Laboratories NV	8,768,760
111,400	@,L	FMC Technologies, Inc.	8,570,002
107,200	L	Smith International, Inc.	8,912,608
121,600	@	Tetra Technologies, Inc.	2,883,136
209,600	@,L	Weatherford International Ltd.	10,394,064
			53,866,839
		Pharmaceuticals: 2.8%
111,164	L	Allergan, Inc.	5,786,086
47,500	@,L	Amylin Pharmaceuticals, Inc.	1,206,025
45,500	@,L	BioMarin Pharmaceuticals, Inc.	1,318,590
70,600	@,L	Cephalon, Inc.	4,708,314
90,200	@,@@,L	Elan Corp. PLC ADR	3,206,610
88,300	@	Express Scripts, Inc.	5,538,176
40,400	@,L	ImClone Systems, Inc.	1,634,584
58,000	@,L	Theravance, Inc.	688,460
108,600	@,L	Warner Chilcott Ltd.	1,840,770
			25,927,615
		Pipelines: 1.0%
218,100		Williams Cos., Inc.	8,791,609
			8,791,609
		Retail: 5.4%
43,000		Advance Auto Parts, Inc.	1,669,690
59,100	@,L	AnnTaylor Stores Corp.	1,416,036
132,300	@,L	Bed Bath & Beyond, Inc.	3,717,630
19,400	@,L	Chipotle Mexican Grill, Inc.	1,461,984
65,400	@,L	Dick's Sporting Goods, Inc.	1,160,196
99,000		Family Dollar Stores, Inc.	1,974,060
41,600	L	Men's Wearhouse, Inc.	677,664
65,100	@,L	O'Reilly Automotive, Inc.	1,454,985
36,600	@,L	Panera Bread Co.	1,693,116
83,300		Petsmart, Inc.	1,661,835
118,900		Ross Stores, Inc.	4,223,328
119,655		Staples, Inc.	2,841,806
105,000	@	Starbucks Corp.	1,652,700
105,400	L	Tiffany & Co.	4,295,050
86,050	@@	Tim Hortons, Inc.	2,468,775
164,500		TJX Cos., Inc.	5,176,815
36,100	@,L	Tractor Supply Co.	1,048,344
72,500	@,L	Urban Outfitters, Inc.	2,261,275
91,700	L	Williams-Sonoma, Inc.	1,819,328
204,100		Yum! Brands, Inc.	7,161,869
			49,836,486
		Semiconductors: 6.0%
196,100		Altera Corp.	4,059,270
119,500		Analog Devices, Inc.	3,796,515
169,750	@	Broadcom Corp.	4,632,478
121,400	@	Fairchild Semiconductor International, Inc.	1,424,022

Shares			Value
133,500	@	Integrated Device Technology, Inc.	$1,326,990
69,200		Intersil Corp.	1,682,944
31,800	L	KLA-Tencor Corp.	1,294,578
39,000	@	Lam Research Corp.	1,409,850
123,600	L	Linear Technology Corp.	4,025,652
262,000	@,@@	Marvell Technology Group Ltd.	4,626,920
86,100		Maxim Integrated Products	1,821,015
75,700	@	MEMC Electronic Materials, Inc.	4,658,578
115,700	L	Microchip Technology, Inc.	3,533,478
142,600		National Semiconductor Corp.	2,929,004
189,400	@,L	ON Semiconductor Corp.	1,736,798
112,900	@,L	QLogic Corp.	1,647,211
74,700	@,L	Silicon Laboratories, Inc.	2,695,923
113,400	@	Teradyne, Inc.	1,255,338
56,500	@,L	Varian Semiconductor Equipment Associates, Inc.	1,967,330
192,500	L	Xilinx, Inc.	4,860,625
			55,384,519
		Software: 5.2%
107,780	@	Activision, Inc.	3,672,065
46,200	@	Adobe Systems, Inc.	1,819,818
116,600	@,L	American Reprographics Co.	1,941,390
52,000	@,L	Ansys, Inc.	2,450,240
139,200	@,L	Autodesk, Inc.	4,706,352
79,600	@	Citrix Systems, Inc.	2,341,036
28,000		Dun & Bradstreet Corp.	2,453,920
132,400	@	Electronic Arts, Inc.	5,882,532
39,700		Fidelity National Information Services, Inc.	1,465,327
35,000	@	Fiserv, Inc.	1,587,950
152,600	@	Intuit, Inc.	4,207,182
194,200	@,L	Red Hat, Inc.	4,017,998
67,600	@,L	Salesforce.com, Inc.	4,612,348
148,400	@@,L	Satyam Computer Services Ltd. ADR	3,638,768
65,300		SEI Investments Co.	1,535,856
77,600	@,L	THQ, Inc.	1,572,176
			47,904,958
		Telecommunications: 3.9%
144,700	@	American Tower Corp.	6,113,575
162,900	@,L	Crown Castle International Corp.	6,309,117
122,300	@,L	Foundry Networks, Inc.	1,445,586
138,000	@,L	JDS Uniphase Corp.	1,567,680
220,300	@,L	Juniper Networks, Inc.	4,886,254
62,900	@,L	Leap Wireless International, Inc.	2,715,393
125,000	@,L	MetroPCS Communications, Inc.	2,213,750
64,100	@,L	NeuStar, Inc.	1,381,996
61,600	@,L	NII Holdings, Inc.	2,925,384
160,650	@,L	SBA Communications Corp.	5,785,007
			35,343,742
		Toys/Games/Hobbies: 0.2%
86,300		Mattel, Inc.	1,477,456
			1,477,456

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE   PORTFOLIO OF INVESTMENTS
DIVERSIFIED MID CAP GROWTH PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value
		Transportation: 2.1%
104,100		CH Robinson Worldwide, Inc.	$5,708,844
131,000		Expeditors International Washington, Inc.	5,633,000
115,900		Landstar System, Inc.	6,399,998
96,200	@@	UTI Worldwide, Inc.	1,919,190
			19,661,032
Total Common Stock (Cost $848,465,831)			917,657,502
SHORT-TERM INVESTMENTS: 29.0%
		Mutual Fund: 0.0%
162,059		T. Rowe Price Reserve Investment Fund	162,059
Total Mutual Fund (Cost $162,059)			162,059

Principal Amount		Value
	Securities Lending Collateralcc: 29.0%
$265,767,859	Bank of New York Mellon Corp. Institutional Cash Reserves	$265,767,859
Total Securities Lending Collateral (Cost $265,767,859)		265,767,859
Total Short-Term Investments (Cost $265,929,918)		265,929,918

Total Investments in Securities (Cost $1,114,395,749)*	129.1%	$1,183,587,420
Other Assets and Liabilities - Net	(29.1)	(266,704,201)
Net Assets	100.0%	$916,883,219

@  Non-income producing security

@@  Foreign Issuer

ADR  American Depositary Receipt

cc  Securities purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at June 30, 2008.

*  Cost for federal income tax purposes is $1,116,174,194

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$169,580,338
Gross Unrealized Depreciation	(102,167,112)
Net Unrealized Appreciation	$67,413,226

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 ("SFAS 157"), "Fair Value Measurements." This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles ("GAAP"), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Portfolio's own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio's investments at fair value:

	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$1,181,766,405	$—
Level 2 — Other Significant Observable Inputs	1,821,015	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$1,183,587,420	$—

*  Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE   PORTFOLIO OF INVESTMENTS
GROWTH EQUITY PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED)

Shares			Value
COMMON STOCK: 99.1%
		Aerospace/Defense: 0.8%
123,500		General Dynamics Corp.	$10,398,700
			10,398,700
		Apparel: 0.4%
99,100		Nike, Inc.	5,907,351
			5,907,351
		Banks: 1.7%
108,300		Northern Trust Corp.	7,426,131
243,000		State Street Corp.	15,549,570
			22,975,701
		Beverages: 0.8%
163,000		PepsiCo, Inc.	10,365,170
			10,365,170
		Biotechnology: 3.5%
75,658	@,L	Celgene Corp.	4,832,276
216,800	@	Genentech, Inc.	16,455,120
478,600	@,L	Gilead Sciences, Inc.	25,341,870
			46,629,266
		Chemicals: 3.2%
152,000		Monsanto Co.	19,218,880
29,000	@@,L	Potash Corp. of Saskatchewan	6,628,530
178,000		Praxair, Inc.	16,774,720
			42,622,130

Shares			Value
		Commercial Services: 5.6%
419,200	@@	Accenture Ltd.	$17,069,824
352,700		Automatic Data Processing, Inc.	14,778,130
54,000	L	Mastercard, Inc.	14,338,080
131,700		McKesson Corp.	7,363,347
181,931	L	Moody's Corp.	6,265,704
133,600	@	Visa, Inc.	10,863,016
155,700		Western Union Co.	3,848,904
			74,527,005
		Computers: 3.8%
236,800	@	Apple, Inc.	39,649,792
311,400	@	Dell, Inc.	6,813,432
346,800	@	EMC Corp.	5,094,492
			51,557,716
		Cosmetics/Personal Care: 1.0%
226,980		Procter & Gamble Co.	13,802,654
			13,802,654
		Diversified Financial Services: 4.0%
29,100	L	Blackrock, Inc.	5,150,700
854,400	@@	Bovespa Holding SA	10,552,754
17,300	L	CME Group, Inc.	6,629,187
122,700		Franklin Resources, Inc.	11,245,455
56,100		Goldman Sachs Group, Inc.	9,811,890
92,820	@@	Housing Development Finance Corp.	4,249,407
305,200	@@	Redecard SA	5,639,089
			53,278,482
		Electric: 0.7%
504,200	@,L	AES Corp.	9,685,682
			9,685,682
		Electronics: 1.0%
166,500	@	Dolby Laboratories, Inc.	6,709,950
656,380	@@	HON HAI Precision Industry GDR	6,499,914
			13,209,864
		Engineering & Construction: 1.6%
166,200	@,@@,L	Foster Wheeler Ltd.	12,157,530
151,300	@	McDermott International, Inc.	9,363,957
			21,521,487
		Entertainment: 0.6%
324,600		International Game Technology	8,108,508
			8,108,508
		Food: 1.5%
108,456	@@	Groupe Danone	7,589,129
143,000	@@	Nestle SA	6,444,248
211,900		Sysco Corp.	5,829,369
			19,862,746
		Healthcare-Products: 5.7%
63,800	@@,L	Alcon, Inc.	10,386,002
95,000		Baxter International, Inc.	6,074,300
116,500		Becton Dickinson & Co.	9,471,450
240,650	@@	Covidien Ltd.	11,524,729
349,000		Medtronic, Inc.	18,060,750

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE   PORTFOLIO OF INVESTMENTS
GROWTH EQUITY PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value
		Healthcare-Products (continued)
175,700	@,L	St. Jude Medical, Inc.	$7,182,616
162,100		Stryker Corp.	10,192,848
59,700	@	Zimmer Holdings, Inc.	4,062,585
			76,955,280
		Healthcare-Services: 4.2%
396,100		Aetna, Inc.	16,053,933
281,600		Cigna Corp.	9,965,824
138,900	@	Humana, Inc.	5,524,053
116,000	@,L	Laboratory Corp. of America Holdings	8,077,080
344,600	@	WellPoint, Inc.	16,423,636
			56,044,526
		Household Products/Wares: 0.3%
90,770	@@	Reckitt Benckiser PLC	4,584,610
			4,584,610
		Insurance: 0.7%
140,200		Assurant, Inc.	9,247,592
			9,247,592
		Internet: 7.3%
187,900	@,L	Amazon.com, Inc.	13,778,707
100,000	@@	B2W Companhia Global Do Varejo	3,628,595
318,540	@,L	Expedia, Inc.	5,854,765
85,500	@	Google, Inc. - Class A	45,008,910
137,800	@	McAfee, Inc.	4,689,334
27,800	@,L	Priceline.com, Inc.	3,209,788
1,162,600	@@,L	Tencent Holdings Ltd.	9,016,908
351,420	@,L	VeriSign, Inc.	13,283,676
			98,470,683
		Lodging: 0.8%
199,800	@,L	Las Vegas Sands Corp.	9,478,512
41,250	@,L	MGM Mirage	1,397,963
			10,876,475
		Machinery-Construction & Mining: 0.4%
74,000		Joy Global, Inc.	5,611,420
			5,611,420
		Machinery-Diversified: 0.7%
120,200		Deere & Co.	8,670,026
			8,670,026
		Media: 3.4%
728,100	L	McGraw-Hill Cos., Inc.	29,211,372
389,500	@@	Naspers Ltd.	8,474,030
378,900	@@	Shaw Communications, Inc. - Class B	7,714,404
			45,399,806
		Mining: 2.8%
462,200	@@	BHP Billiton Ltd.	19,671,433
90,700		Freeport-McMoRan Copper & Gold, Inc.	10,629,133
317,500	@@,L	Kinross Gold Corp.	7,496,175
			37,796,741

Shares			Value
		Miscellaneous Manufacturing: 3.6%
503,000		Danaher Corp.	$38,881,899
358,300		General Electric Co.	9,563,027
			48,444,926
		Oil & Gas: 6.7%
76,400		Chevron Corp.	7,573,532
105,200		EOG Resources, Inc.	13,802,240
224,138		ExxonMobil Corp.	19,753,282
85,900	L	Murphy Oil Corp.	8,422,495
250,400	@@,L	Petroleo Brasileiro SA ADR	14,510,680
97,200	@@	Suncor Energy, Inc.	5,649,264
235,415	@@,L	Total SA	20,038,202
			89,749,695
		Oil & Gas Services: 5.2%
200,200		Baker Hughes, Inc.	17,485,468
432,800		Schlumberger Ltd.	46,495,704
73,700	L	Smith International, Inc.	6,127,418
			70,108,590
		Pharmaceuticals: 3.8%
198,100	L	Allergan, Inc.	10,311,105
235,100	@,@@,L	Elan Corp. PLC ADR	8,357,804
95,800	@,L	Express Scripts, Inc.	6,008,576
281,200	@	Medco Health Solutions, Inc.	13,272,640
276,800		Wyeth	13,275,328
			51,225,453
		Pipelines: 0.2%
106,900		Spectra Energy Corp.	3,072,306
			3,072,306
		Real Estate: 0.3%
472,000	@@	DLF Ltd.	4,361,486
			4,361,486
		Retail: 4.8%
190,400	L	Costco Wholesale Corp.	13,354,656
730,926		CVS Caremark Corp.	28,922,742
217,200	@@	Lojas Renner SA	4,294,954
505,100		Yum! Brands, Inc.	17,723,959
			64,296,311
		Semiconductors: 1.6%
292,400	L	Intel Corp.	6,280,752
884,600	@,@@,L	Marvell Technology Group Ltd.	15,622,036
			21,902,788
		Software: 3.4%
284,500	@	Autodesk, Inc.	9,618,945
189,100	@	Electronic Arts, Inc.	8,401,713
1,021,525		Microsoft Corp.	28,102,153
			46,122,811
		Telecommunications: 10.0%
335,700	@@	America Movil SA de CV ADR	17,708,175
392,800	@	American Tower Corp.	16,595,800
595,900	@,@@	Bharti Airtel Ltd.	10,032,749
658,600	@	Cisco Systems, Inc.	15,319,036
267,800		Corning, Inc.	6,172,790
580,400	@,L	Crown Castle International Corp.	22,478,892

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE   PORTFOLIO OF INVESTMENTS
GROWTH EQUITY PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value
		Telecommunications (continued)
341,800	@,L	Juniper Networks, Inc.	$7,581,124
86,300	@,L	Leap Wireless International, Inc.	3,725,571
125,300	@,L	MetroPCS Communications, Inc.	2,219,063
82,800	@,@@	Mobile Telesystems Finance SA ADR	6,343,308
609	@,@@,L	Nortel Networks Corp.	5,006
298,800		Qualcomm, Inc.	13,257,756
164,600	@@	Rogers Communications, Inc.	6,363,436
206,400	@@	Vimpel-Communications OAO ADR	6,125,952
			133,928,658
		Toys/Games/Hobbies: 1.9%
44,400	@@	Nintendo Co., Ltd.	25,178,062
			25,178,062
		Transportation: 1.1%
154,100	L	Expeditors International Washington, Inc.	6,626,300
108,200		Union Pacific Corp.	8,169,100
			14,795,400
Total Common Stock (Cost $1,238,671,133)			1,331,296,107
SHORT-TERM INVESTMENTS: 15.9%
		Mutual Fund: 0.3%
4,287,780		T. Rowe Price Reserve Investment Fund	4,287,780
Total Mutual Fund (Cost $4,287,780)			4,287,780

Principal Amount		Value
	Securities Lending Collateralcc: 15.6%
$208,420,922	Bank of New York Mellon Corp. Institutional Cash Reserves	$208,420,922
Total Securities Lending Collateral (Cost $208,420,922)		208,420,922
Total Short-Term Investments (Cost $212,708,702)		212,708,702

Total Investments in Securities (Cost $1,451,379,835)*	115.0%	$1,544,004,809
Other Assets and Liabilities - Net	(15.0)	(201,045,285)
Net Assets	100.0%	$1,342,959,524

@  Non-income producing security

@@  Foreign Issuer

ADR  American Depositary Receipt

GDR  Global Depositary Receipt

cc  Securities purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at June 30, 2008.

*  Cost for federal income tax purposes is $1,457,312,493

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$174,193,771
Gross Unrealized Depreciation	(87,501,455)
Net Unrealized Appreciation	$86,692,316

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 ("SFAS 157"), "Fair Value Measurements." This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles ("GAAP"), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Portfolio's own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio's investments at fair value:

	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$1,417,864,631	$—
Level 2 — Other Significant Observable Inputs	126,140,178	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$1,544,004,809	$—

*  Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

ING TEMPLETON   PORTFOLIO OF INVESTMENTS
FOREIGN EQUITY PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED)

Shares			Value
COMMON STOCK: 93.7%
		Australia: 0.5%
184,872		National Australia Bank Ltd.	$4,694,189
			4,694,189
		Austria: 1.1%
428,880		Telekom Austria AG	9,293,299
			9,293,299
		Bermuda: 0.1%
18,990		ACE Ltd.	1,046,159
			1,046,159
		Brazil: 2.2%
274,710		Empresa Brasileira de Aeronautica SA ADR	7,279,815
171,074		Petroleo Brasileiro SA ADR	12,117,171
			19,396,986
		Canada: 0.4%
66,400		George Weston Ltd.	3,068,973
			3,068,973
		China: 1.9%
2,147,600		Byd Co., Ltd.	2,758,094
979,000		China Shenhua Energy Co., Ltd.	3,853,036
14,180,000		China Telecom Corp., Ltd.	7,711,687
4,678,000	@	Shanghai Electric Group Co., Ltd.	2,294,528
			16,617,345

Shares			Value
		Denmark: 0.1%
8,830	@	Vestas Wind Systems A/S	$1,149,639
			1,149,639
		Finland: 0.2%
24,210		Stora Enso OYJ	225,813
53,870		Stora Enso OYJ (Euro Denominated Security)	501,890
89,060		UPM-Kymmene OYJ	1,451,140
			2,178,843
		France: 10.6%
115,640		Accor SA	7,681,966
529,729		AXA SA	15,608,953
109,170		Compagnie Generale des Etablissements Michelin	7,806,331
65,760		Electricite de France	6,229,516
315,870		France Telecom SA	9,263,554
186,098		Sanofi-Aventis	12,366,033
52,720		Suez SA	3,573,767
243,370	@	Thomson	1,261,826
233,398		Total SA	19,866,517
220,000		Vivendi	8,295,407
			91,953,870
		Germany: 11.7%
175,000		Bayerische Motoren Werke AG	8,408,178
221,280		Celesio AG	7,995,792
438,480		Deutsche Post AG	11,400,078
89,934		E.ON AG	18,117,234
1,048,290	@	Infineon Technologies AG	8,983,539
80,900		Merck KGaA	11,470,598
24,570		Muenchener Rueckversicherungs AG	4,309,823
281,996		SAP AG	14,705,724
130,623		Siemens AG	14,398,777
20,600		Siemens AG ADR	2,268,678
			102,058,421
		Hong Kong: 1.2%
303,100		Cheung Kong Holdings Ltd. ADR	4,085,424
773,000		Hang Lung Properties Ltd.	2,481,613
284,000		Hutchison Whampoa Ltd.	2,863,943
83,500		Swire Pacific Ltd.	854,693
			10,285,673
		India: 2.1%
190,041		Housing Development Finance Corp.	8,700,297
324,080		ICICI Bank Ltd. ADR	9,320,541
			18,020,838
		Israel: 0.6%
216,590	@	Check Point Software Technologies	5,126,685
			5,126,685
		Italy: 5.5%
655,017		ENI S.p.A.	24,334,151
1,603,736		Intesa Sanpaolo S.p.A.	9,117,010
497,305		Mediaset S.p.A.	3,270,831
1,838,253		UniCredito Italiano S.p.A.	11,181,842
			47,903,834

See Accompanying Notes to Financial Statements

ING TEMPLETON   PORTFOLIO OF INVESTMENTS
FOREIGN EQUITY PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value
		Japan: 6.3%
106,500		Canon, Inc.	$5,482,185
141,800		Fuji Photo Film Co., Ltd.	4,884,374
108,000		Konica Minolta Holdings, Inc.	1,829,360
897,200		Mitsubishi UFJ Financial Group, Inc.	7,928,955
283,000		NGK Spark Plug Co., Ltd.	3,257,434
6,700		Nintendo Co., Ltd.	3,799,392
587,600		Nissan Motor Co., Ltd.	4,880,300
318,100		Sony Corp.	13,943,492
839		Sumitomo Mitsui Financial Group, Inc.	6,309,455
42,900		Takeda Pharmaceutical Co., Ltd.	2,181,872
			54,496,819
		Netherlands: 6.9%
377,845		Koninklijke Philips Electronics NV	12,795,896
31,998		Randstad Holdings NV	1,113,593
555,283		Reed Elsevier NV	9,293,131
414,930		Royal Dutch Shell PLC - Class B	16,615,073
249,740		SBM Offshore NV	9,189,377
242,790		Unilever NV	6,865,776
3,590	X	Vedior NV	95,363
183,009		Wolters Kluwer NV	4,259,698
			60,227,907
		Norway: 1.3%
593,330		Telenor ASA	11,138,083
			11,138,083
		Portugal: 0.8%
588,330		Portugal Telecom SGPS SA	6,654,328
10,942		PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	90,757
			6,745,085
		Singapore: 2.4%
872,000		DBS Group Holdings Ltd.	12,132,109
444,250	@	Flextronics International Ltd.	4,175,950
1,745,000		Singapore Telecommunications Ltd.	4,651,708
			20,959,767
		South Korea: 2.3%
59,740		Kookmin Bank ADR	3,495,387
154,230		Korea Electric Power Corp. ADR	2,240,962
10,963		LG Electronics, Inc.	1,239,725
35,963	#	Samsung Electronics GDR	10,743,691
105,740		SK Telecom Co., Ltd. ADR	2,196,220
			19,915,985
		Spain: 3.9%
299,583		Banco Santander Central Hispano SA	5,465,632
196,921		Repsol YPF SA	7,728,063
773,295		Telefonica SA	20,464,346
			33,658,041
		Sweden: 1.7%
649,270		Atlas Copco AB	9,495,812
265,760		Nordea Bank AB	3,680,990

Shares			Value
125,180		Securitas AB	$1,447,991
74,900		Securitas Systems AB	162,005
			14,786,798
		Switzerland: 8.2%
188,149		Adecco SA	9,300,583
55,150		Lonza Group AG	7,621,624
495,290		Nestle SA	22,320,082
403,686		Novartis AG	22,215,727
86,601		Swiss Reinsurance	5,740,936
202,992	@	UBS AG - Reg	4,229,996
			71,428,948
		Taiwan: 1.5%
1,177,000	@	Chinatrust Financial Holding Co., Ltd.	1,135,359
179,193	#	Compal Electronics, Inc. GDR	968,198
2,495,000		Taiwan Semiconductor Manufacturing Co., Ltd.	5,301,522
532,864		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	5,813,546
			13,218,625
		United Kingdom: 19.8%
864,150		Aviva PLC	8,567,263
954,610		BAE Systems PLC	8,378,899
817,200		BP PLC	9,471,821
466,300		British Sky Broadcasting PLC	4,370,468
1,088,777		Burberry Group PLC	9,792,541
380,266		Cadbury PLC	4,790,723
501,810		Compass Group PLC	3,774,580
769,187		GlaxoSmithKline PLC	17,003,459
1,193,600		HSBC Holdings PLC	18,397,945
2,327,345		Kingfisher PLC	5,159,706
571,780		Lloyds TSB Group PLC	3,508,014
142,270		National Grid PLC	1,864,911
3,014,080		Old Mutual PLC	5,533,042
342,700		Pearson PLC	4,176,150
264,350		Rexam PLC	2,030,747
736,650	@	Rolls-Royce Group PLC	4,978,835
23,139,200	@	Rolls-Royce Group PLC - B Shares Entitlement	46,089
1,830,870		Royal Bank of Scotland Group PLC	7,794,251
2,133		Schroders PLC - Non Voting	34,594
160,523		Smiths Group PLC	3,458,732
443,428		Standard Chartered PLC	12,557,625
1,531,440		Tesco PLC	11,201,411
5,499,776		Vodafone Group PLC	16,204,046
1,018,340		WM Morrison Supermarkets PLC	5,368,328
396,987		Wolseley PLC	2,957,874
427,030		Yell Group PLC	595,825
			172,017,879
		United States: 0.4%
150,630		Invesco Ltd.	3,612,107
			3,612,107
Total Common Stock (Cost $870,503,622)			815,000,798

See Accompanying Notes to Financial Statements

ING TEMPLETON   PORTFOLIO OF INVESTMENTS
FOREIGN EQUITY PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount			Value
SHORT-TERM INVESTMENTS: 6.0%
		U.S. Government Agency Obligations: 6.0%
$38,450,000	Z	Federal Home Loan Bank, 1.800%, due 07/01/08	$38,447,864
13,500,000	Z	Federal Home Loan Bank, 2.050%, due 07/16/08	13,488,000
Total Short-Term Investments (Cost $51,935,864)			51,935,864

Total Investments in Securities (Cost $922,439,486)*	99.7%	$866,936,662
Other Assets and Liabilities - Net	0.3	2,493,045
Net Assets	100.0%	$869,429,707

@  Non-income producing security

ADR  American Depositary Receipt

GDR  Global Depositary Receipt

#  Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds' Board of Directors/Trustees.

X  Fair value determined by ING Funds Valuation Committee appointed by the Funds Board of Directors/Trustees.

Z  Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*  Cost for federal income tax purposes is $923,568,981.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$37,460,387
Gross Unrealized Depreciation	(94,092,706)
Net Unrealized Depreciation	$(56,632,319)
Industry	Percentage of Net Assets
Aerospace/Defense	2.4%
Apparel	1.1
Auto Manufacturers	1.5
Auto Parts & Equipment	1.3
Banks	13.3
Chemicals	0.9
Coal	0.4
Commercial Services	1.4
Computers	0.1
Distribution/Wholesale	0.3
Diversified Financial Services	2.0
Electric	3.7
Electrical Components & Equipment	0.5
Electronics	2.0
Energy-Alternate Sources	0.1
Food	6.2
Food Service	0.4
Forest Products & Paper	0.2
Holding Companies-Diversified	0.4
Home Furnishings	1.7
Insurance	4.7

Industry	Percentage of Net Assets
Lodging	0.9%
Machinery-Construction & Mining	1.1
Machinery-Diversified	0.3
Media	4.0
Miscellaneous Manufacturing	3.1
Office/Business Equipment	0.6
Oil & Gas	10.4
Oil & Gas Services	1.1
Packaging & Containers	0.2
Pharmaceuticals	8.4
Real Estate	0.8
Retail	0.6
Semiconductors	3.5
Software	2.3
Telecommunications	10.1
Toys/Games/Hobbies	0.4
Transportation	1.3
Short-Term Investments	6.0
Other Assets and Liabilities - Net	0.3
Net Assets	100.0%

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 ("SFAS 157"), "Fair Value Measurements." This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles ("GAAP"), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Portfolio's own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio's investments at fair value:

	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$77,962,083	$—
Level 2 — Other Significant Observable Inputs	788,974,579	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$866,936,662	$—

*  Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING THORNBURG VALUE PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED)

Shares			Value
COMMON STOCK: 95.0%
		Airlines: 0.2%
230,700	@,L	JetBlue Airways Corp.	$860,511
			860,511
		Auto Manufacturers: 3.0%
233,500	@@	Toyota Motor Corp.	11,022,136
			11,022,136
		Banks: 2.1%
273,442		US Bancorp.	7,626,297
			7,626,297
		Biotechnology: 6.5%
163,400	@	Genentech, Inc.	12,402,060
215,800	@	Gilead Sciences, Inc.	11,426,610
			23,828,670
		Chemicals: 3.1%
37,842		Air Products & Chemicals, Inc.	3,741,060
79,535		Praxair, Inc.	7,495,378
			11,236,438
		Commercial Services: 1.8%
366,341	@,L	Hertz Global Holdings, Inc.	3,516,874
104,900	L	Paychex, Inc.	3,281,272
			6,798,146
		Computers: 4.0%
12,800	@	Apple, Inc.	2,143,232
575,500	@	Dell, Inc.	12,591,942
64,800		Seagate Technology, Inc. - Escrow	1
			14,735,175

Shares			Value
		Diversified Financial Services: 4.4%
166,600	L	CIT Group, Inc.	$1,134,546
24,670	L	CME Group, Inc.	9,453,297
162,800		JPMorgan Chase & Co.	5,585,668
			16,173,511
		Electric: 3.4%
104,965		Entergy Corp.	12,646,183
			12,646,183
		Food: 0.5%
71,000		Kraft Foods, Inc.	2,019,950
			2,019,950
		Healthcare-Products: 2.8%
198,700	@,L	Varian Medical Systems, Inc.	10,302,595
			10,302,595
		Insurance: 7.5%
128,100	@@	ACE Ltd.	7,057,029
234,100		Allstate Corp.	10,672,619
130,500		American International Group, Inc.	3,453,030
98,300		Hartford Financial Services Group, Inc.	6,347,231
			27,529,909
		Internet: 2.0%
62,516	@,L	Priceline.com, Inc.	7,218,097
			7,218,097
		Leisure Time: 0.8%
98,300	@,L	Life Time Fitness, Inc.	2,904,765
			2,904,765
		Lodging: 1.4%
111,662	@,L	Las Vegas Sands Corp.	5,297,245
			5,297,245
		Media: 5.9%
584,700	L	Comcast Corp. - Special Class A	10,968,972
411,800	@,L	DIRECTV Group, Inc.	10,669,738
			21,638,710
		Mining: 1.7%
53,481		Freeport-McMoRan Copper & Gold, Inc.	6,267,438
			6,267,438
		Oil & Gas: 13.0%
28,460		Apache Corp.	3,955,940
185,300		ConocoPhillips	17,490,467
175,600		ExxonMobil Corp.	15,475,628
190,200	@,@@	OAO Gazprom ADR	10,987,632
			47,909,667
		Pharmaceuticals: 6.5%
245,875		Eli Lilly & Co.	11,349,590
20,700	@@	Roche Holding AG	3,721,287
196,300	@@	Teva Pharmaceutical Industries Ltd. ADR	8,990,540
			24,061,417

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING THORNBURG VALUE PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value
		Retail: 3.8%
456,475	@	Office Depot, Inc.	$4,993,837
2,922,700	@,L	Rite Aid Corp.	4,647,093
180,500	L	Staples, Inc.	4,286,875
			13,927,805
		Semiconductors: 4.2%
506,000	L	Intel Corp.	10,868,880
500,025	@,L	ON Semiconductor Corp.	4,585,229
			15,454,109
		Software: 3.6%
125,779	@,L	Eclipsys Corp.	2,309,302
394,700		Microsoft Corp.	10,858,197
			13,167,499
		Telecommunications: 12.8%
372,100		AT&T, Inc.	12,536,049
376,600	@@	China Mobile Ltd.	5,055,043
420,689		Corning, Inc.	9,696,881
234,750	@,L	Crown Castle International Corp.	9,091,868
245,200	@@	France Telecom SA	7,191,008
1,226,400	@,L	Level 3 Communications, Inc.	3,617,880
			47,188,729
Total Common Stock (Cost $372,819,322)			349,815,002
PREFERRED STOCK: 0.3%
		Diversified Financial Services: 0.3%
25,300		CIT Group, Inc.	1,034,264
Total Preferred Stock (Cost $1,265,000)			1,034,264
Total Long-Term Investments (Cost $374,084,322)			350,849,266
Principal Amount			Value
SHORT-TERM INVESTMENTS: 17.2%
		U.S. Government Agency Obligations: 4.2%
$15,342,000	Z	Federal Home Loan Bank, 1.800%, due 07/01/08	$15,341,233
Total U.S. Government Agency Obligations (Cost $15,341,233)			15,341,233
		Securities Lending Collateralcc: 13.0%
48,085,363		Bank of New York Mellon Corp. Institutional Cash Reserves	48,085,363
Total Securities Lending Collateral (Cost $48,085,363)			48,085,363
Total Short-Term Investments (Cost $63,426,596)			63,426,596

Total Investments in Securities (Cost $437,510,918)*	112.5%	$414,275,862
Other Assets and Liabilities - Net	(12.5)	(45,883,060)
Net Assets	100.0%	$368,392,802

@  Non-income producing security

@@  Foreign Issuer

ADR  American Depositary Receipt

cc  Securities purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at June 30, 2008.

Z  Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*  Cost for federal income tax purposes is $438,860,314.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$14,215,201
Gross Unrealized Depreciation	(38,799,653)
Net Unrealized Depreciation	$(24,584,452)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 ("SFAS 157"), "Fair Value Measurements." This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles ("GAAP"), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Portfolio's own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio's investments at fair value:

	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$359,923,258	$—
Level 2 — Other Significant Observable Inputs	54,352,604	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$414,275,862	$—

*  Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

ING UBS   PORTFOLIO OF INVESTMENTS
U.S. LARGE CAP EQUITY PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED)

Shares			Value
COMMON STOCK: 95.7%
		Advertising: 2.3%
493,600	@,L	Interpublic Group of Cos., Inc.	$4,244,960
111,900	L	Omnicom Group	5,022,072
			9,267,032
		Airlines: 0.7%
226,700	L	Southwest Airlines Co.	2,956,168
			2,956,168
		Apparel: 0.5%
77,100	@,L	Coach, Inc.	2,226,648
			2,226,648
		Auto Manufacturers: 1.4%
136,250	L	Paccar, Inc.	5,699,338
			5,699,338
		Auto Parts & Equipment: 3.0%
140,600	L	BorgWarner, Inc.	6,239,828
210,700		Johnson Controls, Inc.	6,042,876
			12,282,704
		Banks: 5.4%
94,492		Bank of New York Mellon Corp.	3,574,632
30,100	L	City National Corp.	1,266,307
236,900		Fifth Third Bancorp.	2,411,642
99,200	L	SunTrust Bank	3,593,024
472,500	L	Wells Fargo & Co.	11,221,875
			22,067,480

Shares			Value
		Beverages: 0.8%
161,300	@,L	Constellation Brands, Inc.	$3,203,418
			3,203,418
		Biotechnology: 2.9%
122,400	@,L	Genzyme Corp.	8,815,248
43,300	@,L	Millipore Corp.	2,938,338
			11,753,586
		Building Materials: 1.3%
337,700		Masco Corp.	5,312,021
			5,312,021
		Coal: 1.9%
87,500	L	Peabody Energy Corp.	7,704,375
			7,704,375
		Computers: 2.4%
175,400	@	Dell, Inc.	3,837,752
45,000	@,L	Lexmark International, Inc.	1,504,350
203,100	@,L	NetApp, Inc.	4,399,146
71,600		Seagate Technology, Inc. - Escrow	1
			9,741,249
		Diversified Financial Services: 5.6%
536,566		Citigroup, Inc.	8,992,846
265,300		Discover Financial Services	3,494,001
220,800	L	Federal Home Loan Mortgage Corporation	3,621,120
192,700		Morgan Stanley	6,950,689
			23,058,656
		Electric: 3.0%
95,000		American Electric Power Co., Inc.	3,821,850
73,600		Exelon Corp.	6,621,056
74,200		Pepco Holdings, Inc.	1,903,230
			12,346,136
		Food: 1.2%
176,600		Sysco Corp.	4,858,266
			4,858,266
		Gas: 1.7%
113,300		NiSource, Inc.	2,030,336
90,100		Sempra Energy	5,086,145
			7,116,481
		Healthcare-Products: 4.3%
72,800	@@	Covidien Ltd.	3,486,392
127,914		Johnson & Johnson	8,229,987
109,300		Medtronic, Inc.	5,656,275
			17,372,654
		Healthcare-Services: 0.9%
37,400	@	DaVita, Inc.	1,987,062
66,200		UnitedHealth Group, Inc.	1,737,750
			3,724,812
		Household Products/Wares: 1.1%
69,800		Fortune Brands, Inc.	4,356,218
			4,356,218

See Accompanying Notes to Financial Statements

ING UBS   PORTFOLIO OF INVESTMENTS
U.S. LARGE CAP EQUITY PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value
		Insurance: 4.0%
111,800	L	Aflac, Inc.	$7,021,040
69,000		Hartford Financial Services Group, Inc.	4,455,330
120,900	L	Principal Financial Group, Inc.	5,074,173
			16,550,543
		Internet: 1.1%
233,004	@,L	Symantec Corp.	4,508,627
			4,508,627
		Leisure Time: 2.4%
155,300	L	Carnival Corp.	5,118,688
80,600	L	Harley-Davidson, Inc.	2,922,556
75,000	L	Royal Caribbean Cruises Ltd.	1,685,250
			9,726,494
		Lodging: 1.0%
101,200	L	Starwood Hotels & Resorts Worldwide, Inc.	4,055,084
			4,055,084
		Media: 3.7%
496,000		Comcast Corp. - Class A	9,409,120
363,600	L	News Corp. - Class A	5,468,544
58,086	@,L	R.H. Donnelley Corp.	174,258
			15,051,922
		Miscellaneous Manufacturing: 5.7%
435,400		General Electric Co.	11,620,826
177,900		Illinois Tool Works, Inc.	8,452,029
81,400	L	Pall Corp.	3,229,952
			23,302,807
		Oil & Gas: 4.1%
72,200		Chevron Corp.	7,157,186
31,100		EOG Resources, Inc.	4,080,320
107,300		Marathon Oil Corp.	5,565,651
			16,803,157
		Oil & Gas Services: 5.9%
123,600		Baker Hughes, Inc.	10,795,224
250,000		Halliburton Co.	13,267,500
			24,062,724
		Pharmaceuticals: 8.8%
88,000	L	Allergan, Inc.	4,580,400
26,600	@,L	Cephalon, Inc.	1,773,954
109,800	@	Medco Health Solutions, Inc.	5,182,560
167,717		Merck & Co., Inc.	6,321,254
198,300		Schering-Plough Corp.	3,904,527
295,500		Wyeth	14,172,180
			35,934,875
		Retail: 1.1%
136,200	@,L	Chico's FAS, Inc.	731,394
238,400	@,L	Starbucks Corp.	3,752,416
			4,483,810
		Semiconductors: 7.0%
229,600		Analog Devices, Inc.	7,294,392
115,200	@,L	Broadcom Corp.	3,143,808
636,700	L	Intel Corp.	13,676,315
182,500	L	Xilinx, Inc.	4,608,125
			28,722,640

Shares			Value
		Software: 3.5%
155,500	@,L	Intuit, Inc.	$4,287,135
357,700		Microsoft Corp.	9,840,327
			14,127,462
		Telecommunications: 2.0%
4,849	@,@@	Nortel Networks Corp.	39,859
835,989	L	Sprint Nextel Corp.	7,941,896
			7,981,755
		Transportation: 5.0%
89,500	L	Burlington Northern Santa Fe Corp.	8,940,155
103,700	L	FedEx Corp.	8,170,523
46,200	L	Ryder System, Inc.	3,182,256
			20,292,934
Total Common Stock (Cost $431,567,990)			390,652,076
EXCHANGE-TRADED FUNDS: 2.0%
		Exchange-Traded Funds: 2.0%
63,300	L	SPDR Trust Series 1	8,101,134
Total Exchange-Traded Funds (Cost $8,340,266)			8,101,134
Total Long-Term Investments (Cost $439,908,256)			398,753,210
Principal Amount			Value
SHORT-TERM INVESTMENTS: 30.3%
		U.S. Government Agency Obligations: 5.3%
$21,654,000	L,Z	Federal Home Loan Bank, 1.800%, due 07/01/08	$21,652,917
Total U.S. Government Agency Obligations (Cost $21,652,917)			21,652,917
		Securities Lending Collateralcc: 25.0%
102,297,429		Bank of New York Mellon Corp. Institutional Cash Reserves	102,297,429
Total Securities Lending Collateral (Cost $102,297,429)			102,297,429
Total Short-Term Investments (Cost $123,950,346)			123,950,346

Total Investments in Securities (Cost $563,858,602)*	128.0%	$522,703,556
Other Assets and Liabilities - Net	(28.0)	(114,420,346)
Net Assets	100.0%	$408,283,210

@  Non-income producing security

@@  Foreign Issuer

cc  Securities purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at June 30, 2008.

Z  Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*  Cost for federal income tax purposes is $565,031,792

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$30,178,015
Gross Unrealized Depreciation	(72,506,251)
Net Unrealized Depreciation	$(42,328,236)

See Accompanying Notes to Financial Statements

ING UBS   PORTFOLIO OF INVESTMENTS
U.S. LARGE CAP EQUITY PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 ("SFAS 157"), "Fair Value Measurements." This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles ("GAAP"), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Portfolio's own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio's investments at fair value:

	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$501,050,638	$—
Level 2 — Other Significant Observable Inputs	21,652,918	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$522,703,556	$—

*  Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

ING UBS   PORTFOLIO OF INVESTMENTS
U.S. SMALL CAP GROWTH PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED)

Shares			Value
COMMON STOCK: 93.4%
		Aerospace/Defense: 1.4%
2,800	@,L	AAR Corp.	$37,884
500		DRS Technologies, Inc.	39,360
			77,244
		Biotechnology: 1.8%
700	@,L	AMAG Pharmaceuticals, Inc.	23,870
1,200	@	Regeneron Pharmaceuticals, Inc.	17,328
2,802	@,L	Sangamo Biosciences, Inc.	27,880
3,400	@,L	Seattle Genetics, Inc.	28,764
			97,842
		Commercial Services: 5.9%
1,400	@,L	CRA International, Inc.	50,610
2,404	L	Healthcare Services Group	36,565
1,200	@,L	Kendle International, Inc.	43,596
2,800	@	Parexel International Corp.	73,668
3,900	@	TeleTech Holdings, Inc.	77,844
2,600	@	TrueBlue, Inc.	34,346
			316,629
		Computers: 1.2%
1,400	@,L	Compellent Technologies, Inc.	15,876
2,500	@	Stratasys, Inc.	46,150
			62,026
		Cosmetics/Personal Care: 1.4%
1,200	@,L	Chattem, Inc.	78,060
			78,060

Shares			Value
		Distribution/Wholesale: 1.7%
5,200	@	LKQ Corp.	$93,964
			93,964
		Electrical Components & Equipment: 1.4%
2,200	@,L	EnerSys	75,306
			75,306
		Electronics: 1.4%
4,300	@,L	Taser International, Inc.	21,457
3,100		Technitrol, Inc.	52,669
			74,126
		Energy-Alternate Sources: 1.0%
700	@,L	Energy Conversion Devices, Inc.	51,548
			51,548
		Engineering & Construction: 2.5%
2,800	@	EMCOR Group, Inc.	79,884
1,700	@,L	Stanley, Inc.	56,984
			136,868
		Environmental Control: 1.8%
5,900	@	Darling International, Inc.	97,468
			97,468
		Healthcare-Products: 4.0%
1,900	@	Abaxism, Inc.	45,847
400	@,L	Arthrocare Corp.	16,324
1,200	@,L	Genomic Health, Inc.	22,980
1,500	@,L	Hansen Medical, Inc.	25,080
1,700	@,L	Integra LifeSciences Holdings Corp.	75,616
800	@,L	Resmed, Inc.	28,592
			214,439
		Healthcare-Services: 4.4%
1,100	@,@@	Icon PLC ADR	83,072
2,600	@	Pediatrix Medical Group, Inc.	127,998
1,600	@	Res-Care, Inc.	28,448
			239,518
		Internet: 0.6%
2,200	@,L	Blue Coat Systems, Inc.	31,042
			31,042
		Iron/Steel: 3.1%
4,300		Steel Dynamics, Inc.	168,001
			168,001
		Machinery-Diversified: 1.1%
1,400	@,L	Middleby Corp.	61,474
			61,474
		Media: 1.3%
1,200		Factset Research Systems, Inc.	67,632
			67,632
		Miscellaneous Manufacturing: 1.9%
600	@,L	Colfax Corp.	15,054
1,900	@	ESCO Technologies, Inc.	89,148
			104,202
		Oil & Gas: 6.7%
1,400	@	Arena Resources, Inc.	73,948
4,215	@	PetroHawk Energy Corp.	195,197

See Accompanying Notes to Financial Statements

ING UBS   PORTFOLIO OF INVESTMENTS
U.S. SMALL CAP GROWTH PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value
		Oil & Gas (continued)
600	@,L	Quicksilver Resources, Inc.	$23,184
2,600	@	Rex Energy Corp.	68,640
			360,969
		Oil & Gas Services: 10.0%
3,800	@,L	Complete Production Services, Inc.	138,395
700	@,L	Core Laboratories NV	99,645
5,400	@,L	ION Geophysical Corp.	94,230
1,300	@	T-3 Energy Services, Inc.	103,311
4,300	@	Tetra Technologies, Inc.	101,953
			537,534
		Pharmaceuticals: 3.7%
2,400	@,L	Array Biopharma, Inc.	11,280
800	@,L	Auxilium Pharmaceuticals, Inc.	26,896
800	@,L	BioMarin Pharmaceuticals, Inc.	23,184
1,900	@,L	Isis Pharmaceuticals, Inc.	25,897
1,300	@	Rigel Pharmaceuticals, Inc.	29,458
300	@,L	United Therapeutics Corp.	29,325
2,000	@	VCA Antech, Inc.	55,560
			201,600
		Retail: 9.9%
2,500	@,L	Aeropostale, Inc.	78,325
1,600	@,L	Childrens Place Retail Stores, Inc.	57,760
5,200	L	CKE Restaurants, Inc.	64,844
1,600	@	Gymboree Corp.	64,112
1,600	@,L	Panera Bread Co.	74,016
2,600		Phillips-Van Heusen	95,212
1,900	@,L	Red Robin Gourmet Burgers, Inc.	52,706
5,200	@,L	Texas Roadhouse, Inc.	46,644
			533,619
		Semiconductors: 5.8%
6,500	@,L	Advanced Analogic Technologies, Inc.	26,845
2,050	@,L	Diodes, Inc.	56,662
1,400	@	Hittite Microwave Corp.	49,868
4,400	@,L	Microsemi Corp.	110,792
1,800	@	Power Integrations, Inc.	56,898
400	@,L	Standard Microsystems Corp.	10,860
			311,925
		Software: 9.6%
2,900	@,L	ArcSight, Inc.	25,520
6,600	@,L	FalconStor Software, Inc.	46,728
4,700	@,L	Innerworkings, Inc.	56,212
997	@	Interactive Intelligence, Inc.	11,605
7,000	@,L	Nuance Communications, Inc.	109,690
3,500	@,L	Omnicell, Inc.	46,130
3,271	@,L	Phase Forward, Inc.	58,780
2,300	@	Progress Software Corp.	58,811
1,900	@,L	Ultimate Software Group, Inc.	67,697
1,650	@,L	Verint Systems, Inc.	38,742
			519,915
		Telecommunications: 4.8%
2,100	@,L	Cbeyond, Inc.	33,642
3,200	@,@@	Ceragon Networks Ltd.	24,768
1,200	@	Comtech Telecommunications	58,800
1,100	@,L	NeuStar, Inc.	23,716
600	@	Neutral Tandem, Inc.	10,500
3,700	@,@@	Nice Systems Ltd. ADR	109,409
			260,835

Shares			Value
		Transportation: 5.0%
900	L	Genco Shipping & Trading Ltd.	$58,680
3,400	@	HUB Group, Inc.	116,042
1,700		Landstar System, Inc.	93,874
			268,596
Total Common Stock (Cost $4,911,508)			5,042,382
REAL ESTATE INVESTMENT TRUSTS: 2.2%
		Health Care: 1.6%
2,000		Ventas, Inc.	85,140
			85,140
		Office Property: 0.6%
1,400		BioMed Realty Trust, Inc.	34,342
			34,342
Total Real Estate Investment Trusts (Cost $117,086)			119,482
EXCHANGE-TRADED FUNDS: 1.1%
		Exchange-Traded Funds: 1.1%
800	L	iShares Russell 2000 Growth Index Fund	60,928
Total Exchange-Traded Funds (Cost $62,735)			60,928
Total Long-Term Investments (Cost $5,091,329)			5,222,792

Principal Amount		Value
SHORT-TERM INVESTMENTS: 19.3%
	Securities Lending Collateralcc: 19.3%
$1,043,290	Bank of New York Mellon Corp. Institutional Cash Reserves	$1,043,290
Total Short-Term Investments (Cost $1,043,290)		1,043,290

Total Investments in Securities (Cost $6,134,619)*	116.0%	$6,266,082
Other Assets and Liabilities - Net	(16.0)	(864,815)
Net Assets	100.0%	$5,401,267

@  Non-income producing security

@@  Foreign Issuer

ADR  American Depositary Receipt

cc  Securities purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at June 30, 2008.

*  Cost for federal income tax purposes is $6,548,753.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$233,626
Gross Unrealized Depreciation	(516,297)
Net Unrealized Depreciation	$(282,671)

See Accompanying Notes to Financial Statements

ING UBS   PORTFOLIO OF INVESTMENTS
U.S. SMALL CAP GROWTH PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 ("SFAS 157"), "Fair Value Measurements." This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles ("GAAP"), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Portfolio's own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio's investments at fair value:

	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$6,266,082	$—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$6,266,082	$—

*  Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VAN KAMPEN COMSTOCK PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED)

Shares			Value
COMMON STOCK: 94.3%
		Agriculture: 1.7%
216,500		Altria Group, Inc.	$4,451,240
199,200		Philip Morris International, Inc.	9,838,488
			14,289,728
		Airlines: 0.9%
550,100	L	Southwest Airlines Co.	7,173,304
			7,173,304
		Banks: 9.3%
908,900	L	Bank of America Corp.	21,695,443
447,431	L	Bank of New York Mellon Corp.	16,926,315
37,000	@@,L	Barclays PLC ADR	856,550
132,900	L	PNC Financial Services Group, Inc.	7,588,590
224,300		US Bancorp.	6,255,727
854,600	L	Wachovia Corp.	13,271,938
470,500	L	Wells Fargo & Co.	11,174,375
			77,768,938
		Beverages: 2.5%
297,000		Coca-Cola Co.	15,438,060
249,516	@,L	Dr Pepper Snapple Group, Inc.	5,234,846
			20,672,906

Shares			Value
		Chemicals: 2.6%
314,688	L	EI Du Pont de Nemours & Co.	$13,496,968
172,400	L	Rohm & Haas Co.	8,006,256
			21,503,224
		Commercial Services: 0.7%
228,400	L	Western Union Co.	5,646,048
			5,646,048
		Computers: 4.3%
88,500	@,L	Computer Sciences Corp.	4,145,340
493,500	@,L	Dell, Inc.	10,797,780
147,800		Hewlett-Packard Co.	6,534,238
119,600		International Business Machines Corp.	14,176,188
			35,653,546
		Cosmetics/Personal Care: 0.7%
100,200		Procter & Gamble Co.	6,093,162
			6,093,162
		Diversified Financial Services: 5.3%
1,044,700	L	Citigroup, Inc.	17,509,172
275,800	L	Federal Home Loan Mortgage Corporation	4,523,120
78,300	L	Federal National Mortgage Association	1,527,633
396,000		JPMorgan Chase & Co.	13,586,760
225,200	L	Merrill Lynch & Co., Inc.	7,141,092
			44,287,777
		Electronics: 0.1%
62,880	@,@@,L	Flextronics International Ltd.	591,072
33,350	@,L	Kemet Corp.	108,054
			699,126
		Food: 7.1%
396,287	@@,L	Cadbury PLC ADR	19,941,162
703,040	L	Kraft Foods, Inc.	20,001,488
263,200		Sara Lee Corp.	3,224,200
558,100	@@	Unilever NV ADR	15,850,040
			59,016,890
		Forest Products & Paper: 4.1%
1,462,077	L	International Paper Co.	34,066,394
			34,066,394
		Healthcare-Products: 0.9%
597,600	@,L	Boston Scientific Corp.	7,344,504
			7,344,504
		Healthcare-Services: 0.7%
109,600		UnitedHealth Group, Inc.	2,877,000
67,800	@,L	WellPoint, Inc.	3,231,348
			6,108,348
		Household Products/Wares: 1.3%
181,400	L	Kimberly-Clark Corp.	10,844,092
			10,844,092
		Insurance: 8.8%
52,100	L	Aflac, Inc.	3,271,880
204,900		American International Group, Inc.	5,421,654

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VAN KAMPEN COMSTOCK PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value
		Insurance (continued)
1,420	@,L	Berkshire Hathaway, Inc. - Class B	$5,697,040
538,460	L	Chubb Corp.	26,389,925
159,100		Genworth Financial, Inc.	2,833,571
148,100		Hartford Financial Services Group, Inc.	9,562,817
168,300	L	Metlife, Inc.	8,881,191
69,070		Torchmark Corp.	4,050,956
163,805		Travelers Cos., Inc.	7,109,137
			73,218,171
		Internet: 1.7%
226,000	@,L	eBay, Inc.	6,176,580
553,475	@,L	Liberty Media Corp. - Interactive - Class A	8,169,291
			14,345,871
		Machinery-Diversified: 0.1%
21,970	L	Cognex Corp.	506,409
			506,409
		Media: 12.0%
1,653,000		Comcast Corp. - Class A	31,357,409
353,540	@,L	Liberty Media Corp. - Entertainment	8,566,274
553,000	L	News Corp. - Class B	8,488,550
1,686,600	L	Time Warner, Inc.	24,961,680
855,350	@,L	Viacom - Class B	26,122,389
			99,496,302
		Mining: 0.4%
86,100	L	Alcoa, Inc.	3,066,882
			3,066,882
		Miscellaneous Manufacturing: 0.9%
285,500		General Electric Co.	7,619,995
			7,619,995
		Pharmaceuticals: 12.4%
205,300		Abbott Laboratories	10,874,741
922,800		Bristol-Myers Squibb Co.	18,945,084
290,550		Cardinal Health, Inc.	14,986,569
165,500	L	Eli Lilly & Co.	7,639,480
114,500	@@,L	GlaxoSmithKline PLC ADR	5,063,190
665,100		Pfizer, Inc.	11,619,297
31,200	@@	Roche Holding Ltd. ADR	2,817,984
837,500		Schering-Plough Corp.	16,490,375
316,300		Wyeth	15,169,748
			103,606,468
		Retail: 7.6%
258,000		CVS Caremark Corp.	10,209,060
186,800	L	Home Depot, Inc.	4,374,856
144,100		JC Penney Co., Inc.	5,229,389
251,000		Lowe's Cos., Inc.	5,208,250
255,300	L	Macy's, Inc.	4,957,926
590,800	L	Wal-Mart Stores, Inc.	33,202,960
			63,182,441
		Semiconductors: 1.2%
256,180	L	Intel Corp.	5,502,746
105,300	L	KLA-Tencor Corp.	4,286,763
			9,789,509

Shares			Value
		Software: 0.5%
158,800		Microsoft Corp.	$4,368,588
			4,368,588
		Telecommunications: 6.5%
586,400	@,@@,L	Alcatel SA ADR	3,541,856
514,700		AT&T, Inc.	17,340,243
232,454	@@,L	Telefonaktiebolaget LM Ericsson ADR	2,417,522
870,100		Verizon Communications, Inc.	30,801,540
			54,101,161
Total Common Stock (Cost $943,805,789)			784,469,784
Principal Amount			Value
SHORT-TERM INVESTMENTS: 32.6%
		U.S. Government Agency Obligations: 5.6%
$46,500,000	L,Z	Federal Home Loan Bank, 1.800%, due 07/01/08	$46,497,416
Total U.S. Government Agency Obligations (Cost $46,497,416)			46,497,416
		Securities Lending Collateralcc: 27.0%
224,290,332		Bank of New York Mellon Corp. Institutional Cash Reserves	224,290,332
Total Securities Lending Collateral (Cost $224,290,332)			224,290,332
Total Short-Term Investments (Cost $270,787,748)			270,787,748

Total Investments in Securities (Cost $1,214,593,537)*	126.9%	$1,055,257,532
Other Assets and Liabilities - Net	(26.9)	(223,557,842)
Net Assets	100.0%	$831,699,690

@  Non-income producing security

@@  Foreign Issuer

ADR  American Depositary Receipt

cc  Securities purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at June 30, 2008.

Z  Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*  Cost for federal income tax purposes is $1,217,676,799.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$29,731,376
Gross Unrealized Depreciation	(192,150,643)
Net Unrealized Depreciation	$(162,419,267)

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VAN KAMPEN COMSTOCK PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 ("SFAS 157"), "Fair Value Measurements." This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles ("GAAP"), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Portfolio's own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio's investments at fair value:

	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$1,008,760,116	$—
Level 2 — Other Significant Observable Inputs	46,497,416	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$1,055,257,532	$—

*  Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

ING VAN KAMPEN   PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED)

Shares			Value
COMMON STOCK: 58.5%
		Aerospace/Defense: 1.0%
157,120		Raytheon Co.	$8,842,714
			8,842,714
		Agriculture: 1.0%
145,600		Altria Group, Inc.	2,993,536
125,800		Philip Morris International, Inc.	6,213,262
			9,206,798
		Airlines: 0.2%
123,700	@	Continental Airlines, Inc.	1,250,607
60,400	@	UAL Corp.	315,288
			1,565,895
		Auto Manufacturers: 0.3%
87,390	@@	Honda Motor Co., Ltd. ADR	2,973,882
			2,973,882
		Banks: 2.8%
229,284		Bank of America Corp.	5,473,009
90,184		Capital One Financial Corp.	3,427,894
129,151	@@	Mitsubishi UFJ Financial Group, Inc. ADR	1,136,529
215,750	@@	Mizuho Financial Group, Inc. ADR	2,000,003
141,474		PNC Financial Services Group, Inc.	8,078,165

Shares			Value
306	@@	Sumitomo Mitsui Financial Group, Inc.	$2,302,529
92,219		SunTrust Bank	3,340,172
			25,758,301
		Beverages: 0.9%
117,560		Coca-Cola Co.	6,110,769
75,788	@	Dr Pepper Snapple Group, Inc.	1,590,032
			7,700,801
		Chemicals: 2.5%
237,870	@@	Bayer AG ADR	19,990,523
66,770		EI Du Pont de Nemours & Co.	2,863,765
			22,854,288
		Computers: 0.9%
77,040	@	EMC Corp.	1,131,718
169,086		Hewlett-Packard Co.	7,475,292
			8,607,010
		Cosmetics/Personal Care: 0.9%
85,590		Estee Lauder Cos., Inc.	3,975,656
63,320		Procter & Gamble Co.	3,850,489
			7,826,145
		Diversified Financial Services: 4.6%
273,755		Charles Schwab Corp.	5,622,928
474,721		Citigroup, Inc.	7,956,324
215,407		Federal Home Loan Mortgage Corporation	3,532,675
601,042		JPMorgan Chase & Co.	20,621,742
121,817		Merrill Lynch & Co., Inc.	3,862,817
			41,596,486
		Electric: 3.5%
315,150		American Electric Power Co., Inc.	12,678,485
11,000	C	CenterPoint Energy Resources Corp.	318,626
51,673		Entergy Corp.	6,225,563
114,950		FirstEnergy Corp.	9,463,834
74,700	@	NRG Energy, Inc.	3,204,630
			31,891,138
		Food: 3.1%
175,718	@@	Cadbury PLC ADR	8,842,130
42,200		ConAgra Foods, Inc.	813,616
234,660		Kraft Foods, Inc.	6,676,077
412,850	@@	Unilever NV ADR	11,724,940
			28,056,763
		Healthcare-Products: 1.2%
368,280	@	Boston Scientific Corp.	4,526,161
125,840	@@	Covidien Ltd.	6,026,478
6	@	Edwards Lifesciences Corp.	372
			10,553,011
		Home Furnishings: 0.5%
102,200	@@	Sony Corp. ADR	4,470,228
			4,470,228
		Household Products/Wares: 0.6%
93,660		Kimberly-Clark Corp.	5,598,995
			5,598,995

See Accompanying Notes to Financial Statements

ING VAN KAMPEN   PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value
		Insurance: 4.6%
272,666	@@	Aegon NV ADR	$3,574,651
162,412		Chubb Corp.	7,959,812
72,080		Hartford Financial Services Group, Inc.	4,654,206
605,288		Marsh & McLennan Cos., Inc.	16,070,396
217,133		Travelers Cos., Inc.	9,423,572
			41,682,637
		Internet: 1.2%
308,100	@	eBay, Inc.	8,420,373
146,315	@	Symantec Corp.	2,831,195
			11,251,568
		Leisure Time: 0.2%
52,041		Harley-Davidson, Inc.	1,887,007
			1,887,007
		Media: 3.9%
433,054		Comcast Corp. - Class A	8,215,034
1,031,330		Time Warner, Inc.	15,263,684
399,492	@	Viacom - Class B	12,200,486
			35,679,204
		Mining: 0.8%
142,130		Newmont Mining Corp.	7,413,501
			7,413,501
		Miscellaneous Manufacturing: 2.6%
321,660		General Electric Co.	8,585,105
88,040	@@	Siemens AG ADR	9,695,845
125,240	@@	Tyco International Ltd.	5,014,610
			23,295,560
		Oil & Gas: 5.5%
68,400	@@	BP PLC ADR	4,758,588
44,780		ConocoPhillips	4,226,784
39,350		Devon Energy Corp.	4,728,296
87,800		ExxonMobil Corp.	7,737,814
130,840		Occidental Petroleum Corp.	11,757,282
202,610	@@	Royal Dutch Shell PLC ADR - Class A	16,555,263
			49,764,027
		Oil & Gas Services: 0.4%
36,670		Schlumberger Ltd.	3,939,458
			3,939,458
		Pharmaceuticals: 6.6%
220,190		Abbott Laboratories	11,663,464
428,840		Bristol-Myers Squibb Co.	8,804,085
159,200	@@	Novartis AG ADR	8,762,368
91,340	@@	Roche Holding Ltd. ADR	8,249,829
718,680		Schering-Plough Corp.	14,150,809
181,170		Wyeth	8,688,913
			60,319,468
		Pipelines: 0.5%
120,980		Williams Cos., Inc.	4,876,704
			4,876,704
		Retail: 4.2%
129,580		Home Depot, Inc.	3,034,764

Shares			Value
201,700		Macy's, Inc.	$3,917,014
275,949	@	Office Depot, Inc.	3,018,882
467,700	@	Rite Aid Corp.	743,643
260,300	@	Starbucks Corp.	4,097,122
420,470		Wal-Mart Stores, Inc.	23,630,414
			38,441,839
		Semiconductors: 0.8%
331,857		Intel Corp.	7,128,288
			7,128,288
		Software: 0.2%
78,040	@	Oracle Corp.	1,638,840
			1,638,840
		Telecommunications: 2.7%
927,660	@,@@	Alcatel SA ADR	5,603,066
234,400	@	Cisco Systems, Inc.	5,452,144
369,445		Verizon Communications, Inc.	13,078,353
			24,133,563
		Transportation: 0.3%
35,800		FedEx Corp.	2,820,682
			2,820,682
Total Common Stock (Cost $541,045,786)			531,774,801
EXCHANGE-TRADED FUNDS: 0.6%
		Exchange-Traded Funds: 0.6%
438,800	@@	iShares MSCI Japan Index Fund	5,476,224
Total Exchange-Traded Funds (Cost $6,347,672)			5,476,224
PREFERRED STOCK: 4.6%
		Advertising: 0.1%
900	#,P	Interpublic Group of Cos., Inc.	734,850
			734,850
		Agriculture: 0.2%
45,000		Archer-Daniels-Midland Co.	1,972,800
			1,972,800
		Auto Manufacturers: 0.2%
59,330	P	Ford Motor Co. Capital Trust II	1,640,475
			1,640,475
		Banks: 0.8%
3,330		Bank of America Corp.	2,947,050
17,444		Keycorp	1,674,624
2,520		Wachovia Corp.	2,221,078
			6,842,752
		Diversified Financial Services: 0.5%
100,680	P	Citigroup, Inc.	4,404,750
			4,404,750
		Healthcare-Services: 0.1%
1,600	#	Healthsouth Corp.	1,180,400
100		Healthsouth Corp.	73,775
			1,254,175

See Accompanying Notes to Financial Statements

ING VAN KAMPEN   PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value
		Household Products/Wares: 0.1%
26,425		Avery Dennison Corp.	$1,187,011
			1,187,011
		Housewares: 0.2%
42,100	P	Newell Financial Trust I	1,905,025
			1,905,025
		Pharmaceuticals: 0.5%
35,000	P	Omnicare, Inc.	1,360,100
18,488		Schering-Plough Corp.	3,540,637
			4,900,737
		Pipelines: 0.5%
105,000	P	El Paso Energy Capital Trust I	4,305,000
			4,305,000
		Savings & Loans: 0.6%
113,400		Sovereign Capital Trust	3,515,400
70,000		Washington Mutual, Inc.	1,680,000
			5,195,400
		Sovereign: 0.3%
50	P	Federal National Mortgage Association	3,012,500
			3,012,500
		Telecommunications: 0.5%
6,000	P	Lucent Technologies Capital Trust I	4,749,000
			4,749,000
Total Preferred Stock (Cost $53,457,019)			42,104,475
Principal Amount			Value
CONVERTIBLE BONDS: 9.3%
		Advertising: 0.2%
$1,833,000	#,C	Interpublic Group of Cos., Inc., 4.750%, due 03/15/23	$1,887,990
			1,887,990
		Aerospace/Defense: 0.5%
4,225,000	C	L-3 Communications Corp., 3.000%, due 08/01/35	4,695,031
			4,695,031
		Airlines: 0.1%
1,500,000	C	UAL Corp., 4.500%, due 06/30/21	574,185
			574,185
		Auto Manufacturers: 0.1%
1,277,000	C	Ford Motor Co., 4.250%, due 12/15/36	935,403
			935,403
		Biotechnology: 1.1%
3,800,000		Amgen, Inc., 0.375%, due 02/01/13	3,325,000
4,200,000	#	Amgen, Inc., 0.375%, due 02/01/13	3,675,000

Principal Amount			Value
$2,550,000	C	Invitrogen Corp., 1.500%, due 02/15/24	$2,454,375
725,000	C	Invitrogen Corp., 3.250%, due 06/15/25	758,531
			10,212,906
		Commercial Services: 0.1%
936,000	#,C	Live Nation, Inc., 2.875%, due 07/15/27	686,790
			686,790
		Computers: 1.0%
1,000,000		Cadence Design Systems, Inc., 1.375%, due 12/15/11	863,750
1,100,000		Cadence Design Systems, Inc., 1.500%, due 12/15/13	895,125
3,959,000	#	EMC Corp., 1.750%, due 12/01/11	4,528,106
520,000	#	NetApp, Inc., 1.750%, due 06/01/13	505,700
2,548,000		SanDisk Corp., 1.000%, due 05/15/13	1,761,305
			8,553,986
		Diversified Financial Services: 1.3%
4,500,000	#	Goldman Sachs Group, Inc., 2.000%, due 05/09/14	4,616,460
7,800,000	C	Lehman Brothers Holdings, Inc., 1.500%, due 03/23/12	6,711,120
			11,327,580
		Entertainment: 0.2%
2,107,000	C	International Game Technology, 2.600%, due 12/15/36	2,033,255
			2,033,255
		Environmental Control: 0.1%
1,161,000	C	Allied Waste North America, Inc., 4.250%, due 04/15/34	1,108,755
			1,108,755
		Healthcare-Products: 1.4%
1,300,000	C	Advanced Medical Optics, Inc., 2.500%, due 07/15/24	1,187,875
2,250,000	C	Advanced Medical Optics, Inc., 3.250%, due 08/01/26	1,650,938
1,402,000	C	Affymetrix, Inc., 3.500%, due 01/15/38	1,147,888
1,600,000	C	Beckman Coulter, Inc., 2.500%, due 12/15/36	1,778,000
3,960,000	C	Medtronic, Inc., 1.250%, due 09/15/21	3,969,900
798,000		Medtronic, Inc., 1.500%, due 04/15/11	851,865
660,000	#	St. Jude Medical, Inc., 1.220%, due 12/15/08	656,700
889,000		Wright Medical Group, Inc., 2.625%, due 12/01/14	940,118
			12,183,284
		Healthcare-Services: 0.0%
129,000	C	Health Management Associates, Inc., 4.375%, due 08/01/23	129,161
			129,161

See Accompanying Notes to Financial Statements

ING VAN KAMPEN   PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Media: 0.2%
$350,000	C	Liberty Media Corp., 3.125%, due 03/30/23	$366,625
1,615,000	C	Sinclair Broadcast Group, Inc., 6.000%, due 09/15/12	1,455,519
			1,822,144
		Miscellaneous Manufacturing: 0.6%
3,750,000	C	3M Co., 2.400%, due 11/21/32	3,168,750
2,700,000		Eastman Kodak Co., 3.375%, due 10/15/33	2,558,250
			5,727,000
		Packaging & Containers: 0.3%
2,900,000	#,C	Sealed Air Corp., 3.000%, due 06/30/33	2,787,625
			2,787,625
		Pharmaceuticals: 0.7%
3,200,000	C	ImClone Systems, Inc., 1.375%, due 05/15/24	3,104,000
3,512,000	C	Watson Pharmaceuticals, Inc., 1.750%, due 03/15/23	3,362,740
			6,466,740
		Retail: 0.1%
1,376,000		Rite Aid Corp., 8.500%, due 05/15/15	1,243,560
			1,243,560
		Semiconductors: 0.2%
2,208,000	#	Xilinx, Inc., 3.125%, due 03/15/37	2,097,600
			2,097,600
		Telecommunications: 1.1%
2,000,000	#,C	JDS Uniphase Corp., 1.000%, due 05/15/26	1,557,500
2,600,000	C,Z	JDS Uniphase Corp., 1.400%, due 11/15/10	2,515,500
2,200,000		Level 3 Communications, Inc., 2.875%, due 07/15/10	1,850,750
2,400,000		Level 3 Communications, Inc., 6.000%, due 03/15/10	2,244,000
1,928,000	C	Lucent Technologies, Inc., 2.875%, due 06/15/25	1,535,170
			9,702,920
Total Convertible Bonds (Cost $88,533,832)			84,175,915
CORPORATE BONDS/NOTES: 8.0%
		Agriculture: 0.1%
290,000	C	Archer-Daniels-Midland Co., 5.450%, due 03/15/18	283,463
495,000		Philip Morris International, Inc., 5.650%, due 05/16/18	482,017
			765,480
		Airlines: 0.2%
433,690		America West Airlines, Inc., 7.100%, due 04/02/21	394,658
1,300,000	C	AMR Corp., 4.500%, due 02/15/24	973,375
			1,368,033

Principal Amount			Value
		Auto Manufacturers: 0.0%
$325,000	@@	DaimlerChrysler NA Holding Corp., 7.750%, due 01/18/11	$345,290
			345,290
		Banks: 0.6%
585,000		Bank of America Corp., 5.650%, due 05/01/18	547,153
615,000		Bank of America Corp., 5.750%, due 12/01/17	578,581
245,000		Bank of New York Mellon Corp., 4.500%, due 04/01/13	239,080
175,000		Bank One Corp., 6.000%, due 02/17/09	176,058
895,000	@@	Credit Suisse, 6.000%, due 02/15/18	863,357
465,000	@@,#	HBOS PLC, 6.750%, due 05/21/18	445,495
320,000		Popular North America, Inc., 5.650%, due 04/15/09	316,963
905,000	@@,#	Unicredit Luxembourg Finance SA, 2.970%, due 10/24/08	904,441
1,120,000	C	Wachovia Capital Trust III, 5.800%, due 03/15/42	762,029
245,000		Wachovia Corp., 5.500%, due 05/01/13	234,734
715,000		Wells Fargo & Co., 5.625%, due 12/11/17	693,039
			5,760,930
		Beverages: 0.1%
160,000	#,C	Dr Pepper Snapple Group, Inc., 6.820%, due 05/01/18	160,945
485,000	@@,#	FBG Finance Ltd., 5.125%, due 06/15/15	458,440
535,000	#,C	Miller Brewing Co., 4.250%, due 08/15/08	535,680
			1,155,065
		Biotechnology: 0.1%
425,000	C	Amgen, Inc., 5.850%, due 06/01/17	419,328
340,000	C	Biogen Idec, Inc., 6.875%, due 03/01/18	348,880
			768,208
		Chemicals: 0.1%
380,000	C	ICI Wilmington, Inc., 4.375%, due 12/01/08	380,595
80,000	C	Monsanto Co., 5.125%, due 04/15/18	78,606
			459,201
		Computers: 0.1%
350,000	#,C	Dell, Inc., 5.650%, due 04/15/18	338,364
135,000	C	Hewlett-Packard Co., 5.500%, due 03/01/18	132,465
			470,829
		Diversified Financial Services: 1.7%
1,100,000	#	AIG SunAmerica Global Financing VI, 6.300%, due 05/10/11	1,117,838

See Accompanying Notes to Financial Statements

ING VAN KAMPEN   PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Diversified Financial Services (continued)
$705,000		American General Finance Corp., 4.625%, due 05/15/09	$699,487
50,000		American General Finance Corp., 4.625%, due 09/01/10	48,470
480,000		Bear Stearns Cos, Inc., 7.250%, due 02/01/18	501,776
320,000		Bear Stearns Cos., Inc., 6.400%, due 10/02/17	316,766
305,000		CIT Group, Inc., 4.750%, due 08/15/08	304,078
365,000		Citigroup, Inc., 5.875%, due 05/29/37	311,361
575,000		Citigroup, Inc., 6.125%, due 11/21/17	552,795
600,000	#	Farmers Exchange Capital, 7.050%, due 07/15/28	549,862
250,000		General Electric Capital Corp., 4.250%, due 12/01/10	252,675
970,000		General Electric Capital Corp., 5.625%, due 09/15/17	950,271
1,485,000		General Electric Capital Corp., 5.625%, due 05/01/18	1,438,742
725,000		Goldman Sachs Group, Inc., 6.150%, due 04/01/18	704,633
725,000	C	Goldman Sachs Group, Inc., 6.750%, due 10/01/37	665,190
290,000	#,C	Harley-Davidson Funding Corp., 6.800%, due 06/15/18	287,041
125,000		HSBC Finance Corp., 4.125%, due 12/15/08	124,820
160,000		HSBC Finance Corp., 4.125%, due 11/16/09	158,992
150,000		HSBC Finance Corp., 6.375%, due 10/15/11	153,525
775,000		HSBC Finance Corp., 6.750%, due 05/15/11	805,924
50,000		HSBC Finance Corp., 8.000%, due 07/15/10	52,310
75,000	#	John Hancock Global Funding II, 7.900%, due 07/02/10	79,930
930,000		JPMorgan Chase & Co., 4.750%, due 05/01/13	904,791
500,000		JPMorgan Chase & Co., 6.750%, due 02/01/11	519,265
285,000	C	Lehman Brothers Holdings, Inc., 5.750%, due 01/03/17	251,910
460,000	C	Lehman Brothers Holdings, Inc., 6.500%, due 07/19/17	426,260
805,000	C	Lehman Brothers Holdings, Inc., 6.875%, due 07/17/37	694,919
400,000	@@,#,C	Mantis Reef Ltd., 4.692%, due 11/14/08	398,504
430,000		NYSE Euronext, 4.800%, due 06/28/13	424,547
200,000	@@,#,C	Pearson Dollar Finance PLC, 6.250%, due 05/06/18	198,057
480,000		Textron Financial Corp., 5.125%, due 02/03/11	485,589
355,000	@@,#,C	Two-Rock Pass-through Trust, 3.656%, due 02/11/50	13,046
690,000	#	Xlliac Global Funding, 4.800%, due 08/10/10	684,842
			15,078,216

Principal Amount			Value
		Electric: 0.7%
$500,000	C	Arizona Public Service Co., 5.800%, due 06/30/14	$475,652
485,000	C	Carolina Power & Light Co., 5.125%, due 09/15/13	488,570
110,000	C	Consumers Energy Co., 4.000%, due 05/15/10	109,225
215,000	C	Consumers Energy Co., 4.800%, due 02/17/09	215,650
280,000	C	Detroit Edison Co., 6.125%, due 10/01/10	291,561
650,000	@@,#	E.ON International Finance BV, 5.800%, due 04/30/18	638,832
225,000	C	Entergy Gulf States, Inc., 3.082%, due 12/01/09	222,485
60,000	#,C	Entergy Gulf States, Inc., 3.427%, due 12/08/08	59,968
435,000	@@,#,C	Israel Electric Corp. Ltd., 7.250%, due 01/15/19	444,845
235,000	C	Nisource Finance Corp., 3.208%, due 11/23/09	228,528
250,000	C	Nisource Finance Corp., 6.800%, due 01/15/19	245,617
210,000	C	Ohio Edison Co., 6.400%, due 07/15/16	209,824
470,000	C	Ohio Power Co., 6.000%, due 06/01/16	466,967
518,000		Pacific Gas & Electric Co., 9.500%, due 06/30/10	1,425,148
190,000	C	Peco Energy Co., 5.350%, due 03/01/18	186,297
230,000	C	Union Electric Co., 6.700%, due 02/01/19	233,410
			5,942,579
		Electrical Components & Equipment: 0.1%
365,000	C	Cooper Industries, Inc., 5.250%, due 11/15/12	366,883
280,000	@@,#	LG Electronics, Inc., 5.000%, due 06/17/10	275,628
			642,511
		Electronics: 0.0%
445,000	@@,C	Koninklijke Philips Electronics NV, 5.750%, due 03/11/18	436,775
			436,775
		Environmental Control: 0.0%
150,000	C	Waste Management, Inc., 7.375%, due 08/01/10	156,762
			156,762
		Food: 0.1%
205,000	C	ConAgra Foods, Inc., 7.000%, due 10/01/28	211,617
190,000	C	ConAgra Foods, Inc., 8.250%, due 09/15/30	220,697
90,000	C	Delhaize America, Inc., 9.000%, due 04/15/31	106,229
370,000		Kraft Foods, Inc., 6.125%, due 08/23/18	358,981
160,000	C	Kroger Co., 5.000%, due 04/15/13	157,546
			1,055,070

See Accompanying Notes to Financial Statements

ING VAN KAMPEN   PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Healthcare-Products: 0.1%
$200,000	C	Baxter International, Inc., 4.625%, due 03/15/15	$190,590
305,000	C	Baxter International, Inc., 5.375%, due 06/01/18	301,977
325,000	@@,#,C	Covidien International Finance SA, 6.000%, due 10/15/17	329,512
			822,079
		Healthcare-Services: 0.3%
450,000	#,C	Health Management Associates, Inc., 3.750%, due 05/01/28	437,839
2,544,000	C	LifePoint Hospitals, Inc., 3.500%, due 05/15/14	2,178,300
265,000	C	UnitedHealth Group, Inc., 6.000%, due 02/15/18	256,804
95,000	C	WellPoint, Inc., 4.250%, due 12/15/09	94,076
			2,967,019
		Holding Companies-Diversified: 0.0%
90,000	C	Capmark Financial Group, Inc., 6.300%, due 05/10/17	58,264
			58,264
		Insurance: 0.5%
275,000	C	Ace INA Holdings, Inc., 5.600%, due 05/15/15	265,208
770,000	#	Berkshire Hathaway Finance Corp., 5.400%, due 05/15/18	771,040
540,000	#,C	Catlin Insurance Co., Ltd., 7.249%, due 12/31/49	394,730
75,000	C	Chubb Corp., 5.750%, due 05/15/18	72,826
2,035,000	+,C	Conseco, Inc., 3.500%, due 09/30/35	1,658,525
225,000	#	Farmers Insurance Exchange, 8.625%, due 05/01/24	235,842
250,000		Nationwide Financial Services, 6.250%, due 11/15/11	254,956
205,000	C	Platinum Underwriters Finance, Inc., 7.500%, due 06/01/17	192,892
135,000		Prudential Financial, Inc., 6.625%, due 12/01/37	127,831
235,000	C	Travelers Cos., Inc., 5.800%, due 05/15/18	229,067
			4,202,917
		Iron/Steel: 0.1%
355,000	@@,#,C	ArcelorMittal, 6.125%, due 06/01/18	347,561
225,000	@@,#	GTL Trade Finance, Inc., 7.250%, due 10/20/17	226,429
			573,990
		Lodging: 0.0%
295,000	C	Starwood Hotels & Resorts Worldwide, Inc., 6.750%, due 05/15/18	278,692
			278,692

Principal Amount			Value
		Media: 0.4%
$755,000	C	Comcast Cable Communications Holdings, Inc., 6.750%, due 01/30/11	$782,622
415,000	C	Comcast Corp., 5.700%, due 05/15/18	394,447
295,000	#,C	COX Communications, Inc., 6.250%, due 06/01/18	288,501
290,000	@@,#,C	Grupo Televisa SA, 6.000%, due 05/15/18	283,487
290,000	C	Time Warner Cable, Inc., 6.750%, due 07/01/18	292,449
835,000		Time Warner, Inc., 2.915%, due 11/13/09	811,705
495,000	C	Viacom, Inc., 6.875%, due 04/30/36	466,233
435,000	@@,#,C	Vivendi, 6.625%, due 04/04/18	432,540
			3,751,984
		Mining: 0.0%
375,000	@@,C	Rio Tinto Finance USA Ltd., 6.500%, due 07/15/18	376,824
			376,824
		Miscellaneous Manufacturing: 0.1%
710,000		General Electric Co., 5.250%, due 12/06/17	683,792
315,000	C	Honeywell International, Inc., 5.300%, due 03/01/18	310,881
270,000	C	Parker Hannifin Corp., 5.500%, due 05/15/18	271,360
			1,266,033
		Office/Business Equipment: 0.0%
250,000	C	Xerox Corp., 6.350%, due 05/15/18	247,222
			247,222
		Oil & Gas: 0.3%
580,000	C	ConocoPhillips, 5.200%, due 05/15/18	572,692
100,000	C	Equitable Resources, Inc., 6.500%, due 04/01/18	100,323
100,000	@@,#	Gaz Capital SA, 6.510%, due 03/07/22	90,000
175,000	C	Marathon Oil Corp., 5.900%, due 03/15/18	173,267
285,000	C	Marathon Oil Corp., 6.000%, due 10/01/17	283,871
275,000	@@,C	Petro-Canada, 6.050%, due 05/15/18	271,506
355,000	C	Questar Market Resources, Inc., 6.800%, due 04/01/18	347,472
350,000	C	Valero Energy Corp., 3.500%, due 04/01/09	349,107
395,000	C	XTO Energy, Inc., 5.500%, due 06/15/18	377,926
			2,566,164
		Oil & Gas Services: 0.0%
220,000	@@,C	Weatherford International Ltd., 6.000%, due 03/15/18	217,517
			217,517

See Accompanying Notes to Financial Statements

ING VAN KAMPEN   PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Pharmaceuticals: 0.6%
$753,000	C	Allergan, Inc., 1.500%, due 04/01/26	$797,239
300,000	@@,C	AstraZeneca PLC, 5.900%, due 09/15/17	308,044
565,000	C	Bristol-Myers Squibb Co., 5.450%, due 05/01/18	558,403
530,000	C	GlaxoSmithKline Capital, Inc., 5.650%, due 05/15/18	528,965
265,000	C	Medco Health Solutions, Inc., 7.125%, due 03/15/18	275,682
3,890,000	C	Omnicare, Inc., 3.250%, due 12/15/35	2,927,225
207,000	C	Valeant Pharmaceuticals International, 4.000%, due 11/15/13	178,538
190,000	C	Wyeth, 5.450%, due 04/01/17	187,710
60,000	C	Wyeth, 5.500%, due 02/15/16	60,395
			5,822,201
		Pipelines: 0.1%
135,000	C	CenterPoint Energy Resources Corp., 6.250%, due 02/01/37	120,160
90,000	C	Centerpoint Energy, Inc., 7.875%, due 04/01/13	96,441
175,000	C	Consolidated Natural Gas Co., 6.250%, due 11/01/11	180,744
230,000	C	Kinder Morgan Energy Partners LP, 5.950%, due 02/15/18	224,482
485,000	C	Plains All American Pipeline LP, 6.700%, due 05/15/36	462,942
215,000	C	Texas Eastern Transmission LP, 7.000%, due 07/15/32	216,114
			1,300,883
		Real Estate: 0.2%
110,000	@@,C	Brookfield Asset Management, Inc., 5.800%, due 04/25/17	98,393
575,000	@@	Brookfield Asset Management, Inc., 7.125%, due 06/15/12	581,131
665,000		iStar Financial, Inc., 3.027%, due 03/09/10	563,780
110,000	C	Prologis, 6.625%, due 05/15/18	108,550
547,944	#	World Financial Properties, 6.910%, due 09/01/13	547,896
143,868	#	World Financial Properties, 6.950%, due 09/01/13	143,323
			2,043,073
		Retail: 0.3%
130,000	C	CVS Caremark Corp., 5.750%, due 08/15/11	133,294
130,000	C	CVS Caremark Corp., 5.750%, due 06/01/17	128,082
425,015	#,C	CVS Lease Pass-through, 6.036%, due 12/10/28	395,765
10,000	C	Federated Department Stores, Inc., 6.900%, due 04/01/29	8,472
680,000	C	Home Depot, Inc., 2.901%, due 12/16/09	662,548
340,000	C	Home Depot, Inc., 5.400%, due 03/01/16	312,683

Principal Amount			Value
$470,000		Wal-Mart Stores, Inc., 4.250%, due 04/15/13	$467,870
380,000	C	Yum! Brands, Inc., 8.875%, due 04/15/11	410,995
			2,519,709
		Savings & Loans: 0.2%
630,000	@@,#	Nationwide Building Society, 4.250%, due 02/01/10	619,291
830,000		Sovereign Bancorp., Inc., 3.031%, due 03/23/10	742,369
225,000		Washington Mutual Bank, 5.500%, due 01/15/13	180,171
260,000		Washington Mutual, Inc., 8.250%, due 04/01/10	230,188
			1,772,019
		Semiconductors: 0.2%
360,000	C	Kla-Tencor Corp., 6.900%, due 05/01/18	353,552
1,927,000	#,C	Linear Technology Corp., 3.000%, due 05/01/27	1,847,511
			2,201,063
		Software: 0.1%
450,000	C	Oracle Corp., 5.750%, due 04/15/18	450,448
			450,448
		Telecommunications: 0.5%
200,000	C	AT&T Corp., 8.000%, due 11/15/31	230,251
140,000	C	AT&T, Inc., 5.600%, due 05/15/18	136,850
270,000	C	AT&T, Inc., 6.150%, due 09/15/34	253,070
740,000	C	AT&T, Inc., 6.300%, due 01/15/38	701,379
245,000	@@	Deutsche Telekom International Finance BV, 8.750%, due 06/15/30	281,843
535,000	@@,C	France Telecom SA, 8.500%, due 03/01/31	649,378
55,000	C	Sprint Capital Corp., 8.750%, due 03/15/32	52,514
630,000	@@,C	Telecom Italia Capital SA, 4.000%, due 01/15/10	621,758
55,000	@@,C	Telecom Italia Capital SA, 4.875%, due 10/01/10	54,570
550,000	@@,C	Telefonica Europe BV, 8.250%, due 09/15/30	633,096
800,000	C	Verizon Communications, Inc., 5.500%, due 02/15/18	762,442
			4,377,151
		Transportation: 0.1%
470,000	C	Burlington Northern Santa Fe Corp., 6.125%, due 03/15/09	474,392
80,000	@@,C	Canadian National Railway Co., 5.550%, due 05/15/18	79,080
			553,472
Total Corporate Bonds/Notes (Cost $77,179,972)			72,773,673

See Accompanying Notes to Financial Statements

ING VAN KAMPEN   PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 2.1%
		Federal Home Loan Mortgage Corporation: 0.9%
$1,350,000		5.125%, due 11/17/17	$1,389,515
2,150,000		6.250%, due 07/15/32	2,469,021
3,200,000		6.750%, due 03/15/31	3,866,858
			7,725,394
		Federal National Mortgage Association: 1.2%
4,600,000		5.000%, due 05/11/17	4,690,335
5,275,000		6.625%, due 11/15/30	6,281,333
			10,971,668
Total U.S. Government Agency Obligations (Cost $18,326,257)			18,697,062
U.S. TREASURY OBLIGATIONS: 13.4%
		U.S. Treasury Bonds: 6.1%
2,000,000		3.875%, due 02/15/13	2,050,626
9,100,000		4.000%, due 02/15/15	9,356,656
27,040,000		4.250%, due 08/15/13	28,218,782
1,300,000		4.250%, due 11/15/13	1,357,079
1,455,000		4.250%, due 11/15/14	1,519,567
250,000		4.500%, due 02/15/36	248,301
430,000		4.625%, due 02/15/17	452,844
1,475,000		4.750%, due 02/15/37	1,523,629
2,000,000		5.750%, due 08/15/10	2,127,658
3,150,000		6.250%, due 08/15/23	3,748,749
1,700,000		6.250%, due 05/15/30	2,092,992
2,200,000		9.000%, due 11/15/18	3,083,439
			55,780,322
		U.S. Treasury Notes: 7.1%
11,800,000		2.000%, due 02/28/10	11,717,955
1,000,000		2.750%, due 02/28/13	976,563
2,000,000		3.125%, due 11/30/09	2,021,408
2,870,000		3.250%, due 12/31/09	2,905,203
1,835,000		3.625%, due 12/31/12	1,863,529
8,650,000		3.875%, due 05/15/09	8,765,564
5,000		4.125%, due 08/31/12	5,177
9,975,000		4.500%, due 02/28/11	10,402,060
2,500,000		4.625%, due 02/29/12	2,630,470
4,600,000		4.625%, due 07/31/12	4,850,488
17,400,000		4.875%, due 05/15/09	17,776,553
900,000		5.125%, due 06/30/11	956,813
			64,871,783
		U.S. Treasury STRIP: 0.2%
3,100,000	^	Discount Note, due 05/15/25	1,399,402
			1,399,402
Total U.S. Treasury Obligations (Cost $120,137,154)			122,051,507
ASSET-BACKED SECURITIES: 1.3%
		Automobile Asset-Backed Securities: 1.0%
1,300,000	C	Capital Auto Receivables Asset Trust, 2.518%, due 07/15/10	1,295,279
1,240,604	C	Capital Auto Receivables Asset Trust, 4.980%, due 05/15/11	1,254,742
136,035	C	Capital Auto Receivables Asset Trust, 5.030%, due 10/15/09	136,513

Principal Amount			Value
$964,679	#,C	Capital Auto Receivables Asset Trust, 5.310%, due 10/20/09	$966,577
449,139	C	Capital One Auto Finance Trust, 5.070%, due 07/15/11	440,710
231,901	C	Ford Credit Auto Owner Trust, 5.050%, due 03/15/10	233,296
1,134,412	C	Ford Credit Auto Owner Trust, 5.260%, due 10/15/10	1,145,903
746,980	C	Harley-Davidson Motorcycle Trust, 3.760%, due 12/17/12	748,767
608,294	C	Harley-Davidson Motorcycle Trust, 4.070%, due 02/15/12	611,209
835,851	C	Harley-Davidson Motorcycle Trust, 4.410%, due 06/15/12	842,346
600,000	#,C	Hertz Vehicle Financing, LLC, 4.930%, due 02/25/10	597,157
205,039	C	Honda Auto Receivables Owner Trust, 4.850%, due 10/19/09	205,806
85,392	C	Nissan Auto Receivables Owner Trust, 3.990%, due 07/15/09	85,484
18,008	C	Wachovia Auto Owner Trust, 4.060%, due 09/21/09	18,023
73,121	C	Wachovia Auto Owner Trust, 4.790%, due 04/20/10	73,217
			8,655,029
		Credit Card Asset-Backed Securities: 0.1%
1,175,000		Citibank Credit Card Issuance Trust, 2.791%, due 03/22/12	1,164,242
			1,164,242
		Other Asset-Backed Securities: 0.2%
502,034	C	Caterpillar Financial Asset Trust, 5.570%, due 05/25/10	506,518
677,168	C	CIT Equipment Collateral, 5.070%, due 02/20/10	680,913
198,916	C	CNH Equipment Trust, 4.270%, due 01/15/10	199,083
322,103	C	CNH Equipment Trust, 5.200%, due 06/15/10	324,256
98,746	#,C	GE Equipment Small Ticket, LLC, 4.380%, due 07/22/09	98,995
245,193	#,C	GE Equipment Small Ticket, LLC, 4.880%, due 10/22/09	245,729
			2,055,494
Total Asset-Backed Securities (Cost $11,844,664)			11,874,765
OTHER BONDS: 0.0%
		Foreign Government Bonds: 0.0%
295,000	#	Korea Railroad Corp., 5.375%, due 05/15/13	293,113
Total Other Bonds (Cost $294,828)			293,113
Total Long-Term Investments (Cost $917,167,184)			889,221,535

See Accompanying Notes to Financial Statements

ING VAN KAMPEN   PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount			Value
SHORT-TERM INVESTMENTS: 4.5%
		U.S. Government Agency Obligations: 4.5%
$41,000,000	Z	Federal Home Loan Bank, 1.800%, due 07/01/08	$40,997,722
Total Short-Term Investments (Cost $40,997,722)			40,997,722

Total Investments in Securities (Cost $958,164,906)*	102.3%	$930,219,257
Other Assets and Liabilities - Net	(2.3)	(20,787,953)
Net Assets	100.0%	$909,431,304

@  Non-income producing security

@@  Foreign Issuer

ADR  American Depositary Receipt

STRIP  Separate Trading of Registered Interest and Principal of Securities

+  Step-up basis bonds. Interest rates shown reflect current and next coupon rates.

#  Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds' Board of Directors/Trustees.

C  Bond may be called prior to maturity date.

P  Preferred Stock may be called prior to convertible date.

^  Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

Z  Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*  Cost for federal income tax purposes is $964,162,975.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$61,187,761
Gross Unrealized Depreciation	(95,131,479)
Net Unrealized Depreciation	$(33,943,718)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 ("SFAS 157"), "Fair Value Measurements." This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles ("GAAP"), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Portfolio's own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio's investments at fair value:

	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$536,932,399	$—
Level 2 — Other Significant Observable Inputs	392,892,200	—
Level 3 — Significant Unobservable Inputs	394,658	—
Total	$930,219,257	$—

*  Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the six months ended June 30, 2008, were as follows:

	Investments in Securities	Other Financial Instruments*
Balance at 12/31/07	$1,258,017	$—
Net purchases/sales	(789,082)	—
Total realized and unrealized gain (loss)	(73,572)	—
Amortization of premium/discount	(705)	—
Transfers in and/or out of Level 3	—	—
Balance at 06/30/08	$394,658	$—

*  Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

For the six months ended June 30, 2008, total unrealized gain (loss) on Level 3 securities attributable to the change in net assets was $48,271. Total unrealized gain (loss) for all securities (including Level 1 and Level 2) can be found on the accompanying Statements of Operations.

See Accompanying Notes to Financial Statements

(THIS PAGE INTENTIONALLY LEFT BLANK)

Investment Adviser

Directed Services LLC
1475 Dunwoody Drive
West Chester, Pennsylvania 19380

Administrator

ING Funds Services, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Distributor

ING Funds Distributor, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Transfer Agent

DST Systems, Inc.
P.O. Box 419368
Kansas City, Missouri 64141

Custodian

The Bank of New York Mellon Corporation
One Wall Street
New York, New York 10286

Legal Counsel

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

  VPSAR-UIPI  (0608-082608)

Semi-Annual Report

June 30, 2008

Service Class ("Class S") and
Adviser Class ("Class ADV")

ING Partners, Inc.

■ ING Fidelity® VIP Contrafund® Portfolio*

■ ING Fidelity® VIP Equity-Income Portfolio*

■ ING Fidelity® VIP Growth Portfolio*

■ ING Fidelity® VIP Mid Cap Portfolio*

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds' investment objectives, risks, charges, expenses and other information. This information should be read carefully.

*  Fidelity and Contrafund are registered trademarks of FMR Corp.

FUNDS

President's Letter	1

Market Perspective	2

Shareholder Expense Examples	4

Statements of Assets and Liabilities	6

Statements of Operations	7

Statements of Changes in Net Assets	8

Financial Highlights	10

Notes to Financial Statements	18

Portfolios of Investments	25

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds' website at www.ingfunds.com; and (3) on the U.S. Securities and Exchange Commission's ("SEC") website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds' website at www.ingfunds.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio's Forms N-Q are available on the SEC's website at www.sec.gov. The Portfolio's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT'S LETTER

Dear Shareholder,

The first half of the year has been a challenging period for investors. We have seen a variety of industries impacted by an economic uncertainty and market volatility.

Often what happens in these situations is that anxiety clouds sound investment principles. Market corrections are a natural part of the investing and attempts to "time" buy-and-sell decisions often backfire and, in fact, hinder achieving long-term investment goals. Research bears this out. Based on Bloomberg research, if you were fully invested in domestic equities between December 1997 and December 2007, a $10,000 investment would have grown to more than $17,000. However, had you missed the "best" 10 days of that ten-year period, your $10,000 would have grown to less than $12,000. Missing the "best" 20 days of that ten-year cycle would have been even costlier, resulting in your original $10,000 investment being worth less than $8,000.1

No one knows when those "best" days will occur, but history tells us that, when investing, staying focused on the long term may be the prudent strategy.

ING encourages you to take this opportunity to meet with your financial professionals to ensure your portfolio reflects your goals and risk tolerance. In doing this, many investors discover that building a well-diversified investment portfolio, one made up of allocations to a wide range of asset classes, may be the best way to withstand market volatility.

At ING Funds we strive to offer our clients quality investments. I thank you for your continued support and confidence and we look forward to serving you in the future.

Sincerely,

Shaun Mathews,
CEO
ING Funds
August 8, 2008

The views expressed in the President's Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice. Consider the fund's investment objectives, risks, and charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1  Bloomberg calculations based on performance of the Standard & Poor's 500® Composite Stock Price Index ("S&P 500® Index") between December 31, 1997 and December 31, 2007.

1

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2008

The first half of 2008 carried on where 2007 left off, with mutually reinforcing financial dislocation and economic weakness driving investors from risky assets. A six-week rally fizzled in mid-May and global equities in the form of the Morgan Stanley Capital International ("MSCI") World® Index(1) measured in local currencies, including net reinvested dividends ("MSCI" for regions discussed below) declined, returning (12.8)% through June 30, 2008. In currencies, the dollar fell 6.8% and 5.5% against the euro and yen respectively, but edged up 0.1% against the pound, as the UK economy faced challenges roughly similar to those in the United States.

It was clear that the credit crisis that surfaced in 2007 had its roots in the real economy, as the drumbeat of news was monotonously bad.

The housing market continued its inexorable march down. By the end of June, house prices were down 15.3% year-over-year, by one measure. The pace of new home sales was the second lowest since 1991, and although existing home sales rebounded from the slowest pace in nine years, it was pointed out that about one-third of purchases reflected foreclosures or other distressed sales.

The February 2008 payrolls report showed the first fall in over four years. Payrolls fell again in the next four reports. The June unemployment report disclosed the biggest increase in two decades: by 0.5% to 5.5%.

First quarter gross domestic product ("GDP") grew at just 0.96% annualized, with profits from current production down for the third straight quarter.

Back in the financial sector, write-downs of asset-backed securities continued apace, but with some unsettling variations on the theme. Merrill Lynch's $10 to $20 billion of write-downs included the guarantees of monoline insurers. Moody's Investors Service ("Moody's") put their Aaa ratings up for review on January 17, 2008. Now the status and viability of insured municipal debt, which reflects the credit rating of the insurers, was in doubt.

The following Monday, with U.S. exchanges closed for a holiday, major international stock markets sold off by about 6%. On Tuesday, the Federal Reserve Board (the "Fed") acted, cutting the federal funds and discount rates by 75 basis points. Eight days later, at their regular meeting, the Federal Open Market Committee ("FOMC") cut the federal funds and discount rates again, this time by 50 basis points.

Despite stubbornly high inflation, there was now no doubt about the required direction of policy. Congress agreed in February 2008 to spend $117 billion in tax rebates as part of a $168 billion plan to stimulate the economy. In March 2008, the Fed reduced the discount rate further, by 100 basis points to 2.5% and the federal funds rate by 75 basis points to 2.25%. Events took another remarkable turn when Bear Stearns, an investment bank near the eye of the storm since the credit crisis blew in, was laid low in days by rumors of insolvency due to liquidity problems. Over a weekend, the Fed brokered the sale of Bear Stearns, a $90 stock in December 2007, to JP Morgan for just $10 per share.

The trauma of Bear Stearns' forced sale proved that some market players were indeed too connected to fail. The Fed followed this up by opening the discount window to other primary dealers. This might at least draw a line under the threat of systemic failure that Bear Stearns may have posed. The relief rally was sustained on the last day of April 2008 when the FOMC reduced the federal funds rate by 0.25% to 2%, and barely hinted that they might be done.

However, the underlying problems had not disappeared and the rally soon failed. The price of oil was still moving up and on the second to last day of June settled above $140 per barrel for the first time. But it was really all commodities, as well as food, whose prices were on the rise. It was little surprise when headline Consumer Price Index ("CPI") inflation was reported in June at 4.2% year-over-year, and June ended with consumer confidence the lowest since May 1980.

In U.S. fixed income markets, a flight to safety in the first quarter was partly reversed. Treasury Bill yields fell 143 basis points to 1.71%, while 10-year Treasury Note yields lost 5 basis points to 3.98%. The Lehman Brothers® U.S. Aggregate Bond ("LBAB") Index(2) of investment grade bonds returned 1.13% through June 30, 2008, but the Lehman Brothers® High Yield Bond — 2% Issuer Constrained Composite Index(3) returned (1.08)% for the same period.

U.S. equities, represented by the Standard & Poor's 500® ("S&P 500®") Composite Stock Price Index(4) including dividends, returned (11.9)% through June 30, 2008. Profits for S&P 500® companies suffered their third straight quarter of decline, latterly by more than 25%. In both returns and profits, it was the financials within the S&P 500® Index that led the way down, often cutting dividends along the way.

2

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2008

In international markets, the MSCI Japan® Index(5) returned (10.4)% through June 30, 2008. While there was some encouraging news like quarterly GDP growth of 1%, its main source, exports, faced the twin threats of a slowing world economy and a higher yen. The MSCI Europe ex UK® Index(6) returned (19.6)% through June 30, 2008. Business and consumer confidence faded as banks continued to write down asset-backed securities in huge volumes and toughened credit standards. Consumer price inflation driven by food and energy surged to 4.0%, a 16-year high, and the European Central Bank threatened a July rate increase. In the UK, the MSCI UK® Index(7) returned (11.2)% through June 30, 2008. The country remained in the grip of the worst housing slump since the early 1990s and house prices fell year-over-year at the fastest rate since 1992. The Bank of England (the "Bank") cut rates twice to 5.0%, but with inflation now up to 3.3%, it was clear that the Bank was out of ammunition.

(1)  The MSCI World® Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2)  The LBAB Index is an unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(3)  The Lehman Brothers® High Yield Bond — 2% Issuer Constrained Composite Index is an unmanaged index that measures the performance of fixed-income securities.

(4)  The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(5)  The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(6)  The MSCI Europe ex UK® Index is a free float- adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(7)  The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios' performance is subject to change since the period's end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING's Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

3

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008, unless otherwise indicated. The Portfolios' expenses are shown without the imposition of any charges which are, or may be, imposed under your annuity contract. Expenses would have been higher if such charges were included.

Actual Expenses

The first section of the table shown, "Actual Portfolio Return," provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, "Hypothetical (5% return before expenses)," provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ING Fidelity® VIP Contrafund® Portfolio	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2008*
Actual Portfolio Return
Class S	$1,000.00	$875.70	1.20%	$5.60
Class ADV	1,000.00	874.80	1.45	6.76
Hypothetical (5% return before expenses)
Class S	$1,000.00	$1,018.90	1.20%	$6.02
Class ADV	1,000.00	1,017.65	1.45	7.27

*  Expenses are equal to each Portfolio's respective annualized expense ratios, including the expenses of the underlying fund, multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

4

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

ING Fidelity® VIP Equity-Income Portfolio	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2008*
Actual Portfolio Return
Class S	$1,000.00	$851.60	1.11%	$5.11
Class ADV	1,000.00	850.90	1.36	6.26
Hypothetical (5% return before expenses)
Class S	$1,000.00	$1,019.34	1.11%	$5.57
Class ADV	1,000.00	1,018.10	1.36	6.82
ING Fidelity® VIP Growth Portfolio
Actual Portfolio Return
Class S	$1,000.00	$895.30	1.21%	$5.70
Class ADV	1,000.00	894.30	1.46	6.88
Hypothetical (5% return before expenses)
Class S	$1,000.00	$1,018.85	1.21%	$6.07
Class ADV	1,000.00	1,017.60	1.46	7.32
ING Fidelity® VIP Mid Cap Portfolio
Actual Portfolio Return
Class S	$1,000.00	$930.00	1.21%	$5.81
Class ADV	1,000.00	929.40	1.46	7.00
Hypothetical (5% return before expenses)
Class S	$1,000.00	$1,018.85	1.21%	$6.07
Class ADV	1,000.00	1,017.60	1.46	7.32

*  Expenses are equal to each Portfolio's respective annualized expense ratios, including the expenses of the underlying fund, multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

5

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2008 (UNAUDITED)

	ING Fidelity® VIP Contrafund® Portfolio	ING Fidelity® VIP Equity-Income Portfolio	ING Fidelity® VIP Growth Portfolio	ING Fidelity® VIP Mid Cap Portfolio
ASSETS:
Investments in affiliated master fund(1) at value*	$421,769,938	$47,425,761	$38,555,214	$77,979,859
Cash	311	975	—	264
Receivables:
Investments in affiliated master fund sold	867,491	87,091	—	150,210
Fund shares sold	121	678	2,873	7
Total assets	422,637,861	47,514,505	38,558,087	78,130,340
LIABILITIES:
Payable for investments in affiliated master fund purchased	—	511	2,868	—
Payable for fund shares redeemed	867,612	87,258	3	150,217
Payable to affiliates	109,491	12,585	9,664	20,391
Total liabilities	977,103	100,354	12,535	170,608
NET ASSETS	$421,660,758	$47,414,151	$38,545,552	$77,959,732
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$427,923,605	$54,802,925	$35,676,543	$74,763,907
Undistributed net investment income (loss)	30,513,191	1,044,665	(33,472)	11,146,810
Accumulated net realized gain on affiliated master fund	81,298,720	4,118,373	1,592,846	3,870,367
Net unrealized appreciation or depreciation on affiliated master fund	(118,074,758)	(12,551,812)	1,309,635	(11,821,352)
NET ASSETS	$421,660,758	$47,414,151	$38,545,552	$77,959,732
* Cost of investments in affiliated master fund	$539,844,696	$59,977,573	$37,245,579	$89,801,211
Class S:
Net assets	$415,180,069	$46,676,061	$38,519,439	$74,749,476
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	32,202,958	4,544,976	3,044,801	5,113,950
Net asset value and redemption price per share	$12.89	$10.27	$12.65	$14.62
Class ADV:
Net assets	$6,480,689	$738,090	$26,113	$3,210,256
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	506,787	72,651	2,073	221,610
Net asset value and redemption price per share	$12.79	$10.16	$12.60	$14.49

(1)  The affiliated master funds for the ING Fidelity® VIP Contrafund®, ING Fidelity® VIP Equity-Income, ING Fidelity® VIP Growth and ING Fidelity® VIP Mid Cap Portfolios are the Fidelity® VIP Contrafund®, Fidelity® VIP Equity-Income, Fidelity® VIP Growth and Fidelity® Mid Cap Portfolios, respectively. These financial statements should be read in conjunction with the affiliated master Fidelity® funds' financial statements.

See Accompanying Notes to Financial Statements
6

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

	ING Fidelity® VIP Contrafund® Portfolio	ING Fidelity® VIP Equity-Income Portfolio	ING Fidelity® VIP Growth Portfolio	ING Fidelity® VIP Mid Cap Portfolio
INVESTMENT INCOME:
Dividends from affiliated master fund(1)	$80,526	$—	$—	$88,283
Total investment income	80,526	—	—	88,283
EXPENSES:
Distribution and service fees:
Class S	512,359	63,627	46,958	91,224
Class ADV	17,886	2,022	68	7,704
Administrative service fees	104,259	12,927	9,398	19,015
Total expenses	634,504	78,576	56,424	117,943
Net investment loss	(553,978)	(78,576)	(56,424)	(29,660)
REALIZED AND UNREALIZED GAIN (LOSS) ON AFFILIATED MASTER FUND
Realized gain distributions from affiliated master fund	10,468,407	47,566	—	11,013,281
Net realized gain (loss) on sales of affiliated master fund	(2,216,547)	(789,007)	689,485	(687,141)
Net realized gain (loss) on affiliated master fund	8,251,860	(741,441)	689,485	10,326,140
Net change in unrealized appreciation or depreciation on affiliated master fund	(63,531,032)	(7,371,501)	(4,694,127)	(16,104,848)
Net realized and unrealized loss on affiliated master fund and realized gain distributions from affiliated master fund	(55,279,172)	(8,112,942)	(4,004,642)	(5,778,708)
Decrease in net assets resulting from operations	$(55,833,150)	$(8,191,518)	$(4,061,066)	$(5,808,368)

(1)  The affiliated master funds for the ING Fidelity® VIP Contrafund®, ING Fidelity® VIP Equity-Income, ING Fidelity® VIP Growth and ING Fidelity® VIP Mid Cap Portfolios are the Fidelity® VIP Contrafund®, Fidelity® VIP Equity-Income, Fidelity® VIP Growth and Fidelity® Mid Cap Portfolios, respectively. These financial statements should be read in conjunction with the affiliated master Fidelity® funds' financial statements.

See Accompanying Notes to Financial Statements
7

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Fidelity® VIP Contrafund® Portfolio		ING Fidelity® VIP Equity-Income Portfolio
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007
FROM OPERATIONS:
Net investment income (loss)	$(553,978)	$1,970,306	$(78,576)	$759,754
Net realized gain (loss) on affiliated master fund	8,251,860	102,158,037	(741,441)	5,238,106
Net change in unrealized appreciation or depreciation on affiliated master fund	(63,531,032)	(55,789,807)	(7,371,501)	(6,157,491)
Increase (decrease) in net assets resulting from operations	(55,833,150)	48,338,536	(8,191,518)	(159,631)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class S	—	(1,252,172)	—	(836,704)
Class ADV	—	(12,185)	—	(16,751)
Net realized gains:
Class S	—	(17,199,853)	—	(2,784,603)
Class ADV	—	(386,039)	—	(62,662)
Total distributions	—	(18,850,249)	—	(3,700,720)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	68,942,024	161,358,701	6,652,528	27,321,682
Reinvestment of distributions	—	18,850,249	—	3,700,720
	68,942,024	180,208,950	6,652,528	31,022,402
Cost of shares redeemed	(13,912,419)	(11,476,560)	(5,563,821)	(6,684,616)
Net increase in net assets resulting from capital share transactions	55,029,605	168,732,390	1,088,707	24,337,786
Net increase (decrease) in net assets	(803,545)	198,220,677	(7,102,811)	20,477,435
NET ASSETS:
Beginning of period	422,464,303	224,243,626	54,516,962	34,039,527
End of period	$421,660,758	$422,464,303	$47,414,151	$54,516,962
Undistributed net investment income at end of period	$30,513,191	$20,598,762	$1,044,665	$1,075,675

See Accompanying Notes to Financial Statements
8

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Fidelity® VIP Growth Portfolio		ING Fidelity® VIP Mid Cap Portfolio
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007
FROM OPERATIONS:
Net investment income (loss)	$(56,424)	$1,706	$(29,660)	$117,953
Net realized gain on affiliated master fund	689,485	931,881	10,326,140	4,618,018
Net change in unrealized appreciation or depreciation on affiliated master fund	(4,694,127)	5,160,396	(16,104,848)	2,935,542
Increase (decrease) in net assets resulting from operations	(4,061,066)	6,093,983	(5,808,368)	7,671,513
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	—	—	(45,625)
Net realized gains:
Class S	—	(463,744)	—	(1,054,533)
Class ADV	—	(429)	—	(48,540)
Total distributions	—	(464,173)	—	(1,148,698)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	8,461,316	19,651,816	8,890,470	35,867,528
Reinvestment of distributions	—	464,173	—	1,148,698
	8,461,316	20,115,989	8,890,470	37,016,226
Cost of shares redeemed	(4,121,743)	(4,932,973)	(6,045,705)	(3,368,052)
Net increase in net assets resulting from capital share transactions	4,339,573	15,183,016	2,844,765	33,648,174
Net increase (decrease) in net assets	278,507	20,812,826	(2,963,603)	40,170,989
NET ASSETS:
Beginning of period	38,267,045	17,454,219	80,923,335	40,752,346
End of period	$38,545,552	$38,267,045	$77,959,732	$80,923,335
Undistributed net investment income (accumulated net investment loss) at end of period	$(33,472)	$22,952	$11,146,810	$163,189

See Accompanying Notes to Financial Statements
9

ING FIDELITY® VIP CONTRAFUND® PORTFOLIO (UNAUDITED)

FINANCIAL
HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class S
	Six Months Ended June 30,	Year Ended December 31,				November 15, 2004(1) to December 31,
	2008	2007	2006		2005	2004
Per Share Operating Performance:
Net asset value, beginning of period	$14.72	13.37	12.03		10.34	10.00
Income (loss) from investment operations:
Net investment income (loss)	$(0.02)*	0.09	0.11	*	(0.01)	0.00	**
Net realized and unrealized gain (loss) on affiliated master fund	$(1.81)	2.11	1.23		1.70	0.34
Total from investment operations	$(1.83)	2.20	1.34		1.69	0.34
Less distributions from:
Net investment income	$—	0.06	—		—	—
Net realized gains on affiliated master fund	$—	0.79	0.00	**	—	—
Total distributions	$—	0.85	0.00	**	—	—
Net asset value, end of period	$12.89	14.72	13.37		12.03	10.34
Total Return(2)%	(12.43)	16.92	11.16		16.34	3.40
Ratios and Supplemental Data:
Net assets, end of period (000's)	$415,180	414,723	217,927		57,988	33
Ratios to average net assets:
Expenses excluding expenses of the master fund(3)%	0.30	0.30	0.30		0.30	0.30
Net investment income (loss) excluding expenses of the master fund(3)%	(0.26)	0.63	0.84		(0.29)	(0.30)
Portfolio turnover rate(4)%	3	35	16		5	0	**

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total returns for periods less than one year are not annualized. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

(3)  Annualized for periods less than one year.

(4)  Portfolio turnover rate is calculated based on the Portfolio's purchases or sales of the master fund.

*  Calculated using average number of shares outstanding throughout the period.

**  Amount is less than 0.500% or $0.005.

	Class S
	Six Months Ended June 30,	Year Ended December 31,			November 15, 2004(1) to December 31,
	2008	2007	2006	2005	2004
Expenses including gross expenses of the master fund(3)%	1.21	1.20	1.21	1.21	1.23	†
Expenses including expenses net of voluntary waivers, if any, of the master fund(3)%	1.21	1.20	1.21	1.21	1.23	†
Expenses including expenses net of all reductions of the master fund(3)%	1.20	1.19	1.20	1.19	1.21	†
Portfolio turnover rate of master fund(3)%	160	134	75	60	64	†

†  Expenses of the master fund included in the ratio, as well as the portfolio turnover rate, are for the year ended December 31, 2004.

See Accompanying Notes to Financial Statements
10

ING FIDELITY® VIP CONTRAFUND® PORTFOLIO (UNAUDITED) (CONTINUED)

FINANCIAL
HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months Ended June 30,	Year Ended December 31,				November 15, 2004(1) to December 31,
	2008	2007	2006		2005	2004
Per Share Operating Performance:
Net asset value, beginning of period	$14.62	13.28	11.99		10.34	10.00
Income (loss) from investment operations:
Net investment income (loss)	$(0.03)*	0.03	0.07	*	(0.03)	(0.01)
Net realized and unrealized gain (loss) on affiliated master fund	$(1.80)	2.12	1.22		1.68	0.35
Total from investment operations	$(1.83)	2.15	1.29		1.65	0.34
Less distributions from:
Net investment income	$—	0.02	—		—	—
Net realized gains on affiliated master fund	$—	0.79	0.00	**	—	—
Total distributions	$—	0.81	0.00	**	—	—
Net asset value, end of period	$12.79	14.62	13.28		11.99	10.34
Total Return(2)%	(12.52)	16.69	10.78		15.96	3.40
Ratios and Supplemental Data:
Net assets, end of period (000's)	$6,481	7,741	6,317		3,358	1
Ratios to average net assets:
Expenses excluding expenses of the master fund(3)%	0.55	0.55	0.55		0.55	0.55
Net investment income (loss) excluding expenses of the master fund(3)%	(0.52)	0.24	0.53		(0.50)	(0.55)
Portfolio turnover rate(4)%	3	35	16		5	0 **

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total returns for periods less than one year are not annualized. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

(3)  Annualized for periods less than one year.

(4)  Portfolio turnover rate is calculated based on the Portfolio's purchases or sales of the master fund.

*  Calculated using average number of shares outstanding throughout the period.

**  Amount is less than 0.500% or $0.005.

	Class ADV
	Six Months Ended June 30,	Year Ended December 31,			November 15, 2004(1) to December 31,
	2008	2007	2006	2005	2004
Expenses including gross expenses of the master fund(3)%	1.46	1.45	1.46	1.46	1.48	†
Expenses including expenses net of voluntary waivers, if any, of the master fund(3)%	1.46	1.45	1.46	1.46	1.48	†
Expenses including expenses net of all reductions of the master fund(3)%	1.45	1.44	1.45	1.44	1.46	†
Portfolio turnover rate of master fund(3)%	160	134	75	60	64	†

†  Expenses of the master fund included in the ratio, as well as the portfolio turnover rate, are for the year ended December 31, 2004.

See Accompanying Notes to Financial Statements
11

ING FIDELITY® VIP EQUITY-INCOME PORTFOLIO (UNAUDITED)

FINANCIAL
HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class S
	Six Months Ended June 30,	Year Ended December 31,				November 15, 2004(1) to December 31,
	2008	2007	2006		2005	2004
Per Share Operating Performance:
Net asset value, beginning of period	$12.06	12.94	10.83		10.28	10.00
Income (loss) from investment operations:
Net investment income (loss)	$(0.02)	0.21	0.33	*	(0.01)	0.00	**
Net realized and unrealized gain (loss) on affiliated master fund	$(1.77)	(0.05)	1.79		0.56	0.28
Total from investment operations	$(1.79)	0.16	2.12		0.55	0.28
Less distributions from:
Net investment income	$—	0.24	—		—	—
Net realized gains on affiliated master fund	$—	0.80	0.01		—	—
Total distributions	$—	1.04	0.01		—	—
Net asset value, end of period	$10.27	12.06	12.94		10.83	10.28
Total Return(2)%	(14.84)	0.97	19.61		5.35	2.80
Ratios and Supplemental Data:
Net assets, end of period (000's)	$46,676	53,573	33,038		10,259	1
Ratios to average net assets:
Expenses excluding expenses of the master fund(3)%	0.30	0.30	0.30		0.30	0.30
Net investment income (loss) excluding expenses of the master fund(3)%	(0.30)	1.61	2.77		(0.30)	(0.30)
Portfolio turnover rate(4)%	11	24	25		22	0	**

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total returns for periods less than one year are not annualized. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

(3)  Annualized for periods less than one year.

(4)  Portfolio turnover rate is calculated based on the Portfolio's purchases or sales of the master fund.

*  Calculated using average number of shares outstanding throughout the period.

**  Amount is less than 0.500% or $0.005.

	Class S
	Six Months Ended June 30,	Year Ended December 31,			November 15, 2004(1) to December 31,
	2008	2007	2006	2005	2004
Expenses including gross expenses of the master fund(3)%	1.11	1.10	1.12	1.11	1.13	†
Expenses including expenses net of voluntary waivers, if any, of the master fund(3)%	1.11	1.10	1.12	1.11	1.13	†
Expenses including expenses net of all reductions of the master fund(3)%	1.11	1.10	1.12	1.10	1.12	†
Portfolio turnover rate of master fund(3)%	30	20	22	19	22	†

†  Expenses of the master fund included in the ratio, as well as the portfolio turnover rate, are for the year ended December 31, 2004.

See Accompanying Notes to Financial Statements
12

ING FIDELITY® VIP EQUITY-INCOME PORTFOLIO (UNAUDITED) (CONTINUED)

FINANCIAL
HIGHLIGHTS

	Class ADV
	Six Months Ended June 30,	Year Ended December 31,					November 15, 2004(1) to December 31,
	2008	2007		2006		2005	2004
Per Share Operating Performance:
Net asset value, beginning of period	$11.94	12.83		10.78		10.27	10.00
Income (loss) from investment operations:
Net investment income (loss)	$(0.03)*	0.13	*	0.33	*	(0.03)	(0.01)
Net realized and unrealized gain (loss) on affiliated master fund	$(1.75)	(0.01)		1.73		0.54	0.28
Total from investment operations	$(1.78)	0.12		2.06		0.51	0.27
Less distributions from:
Net investment income	$—	0.21		—		—	—
Net realized gains on affiliated master fund	$—	0.80		0.01		—	—
Total distributions	$—	1.01		0.01		—	—
Net asset value, end of period	$10.16	11.94		12.83		10.78	10.27
Total Return(2)%	(14.91)	0.69		19.14		4.97	2.70
Ratios and Supplemental Data:
Net assets, end of period (000's)	$738	944		1,002		78	1
Ratios to average net assets:
Expenses excluding expenses of the master fund(3)%	0.55	0.55		0.55		0.55	0.55
Net investment income (loss) excluding expenses of the master fund(3)%	(0.55)	1.01		2.80		(0.44)	(0.55)
Portfolio turnover rate(4)%	11	24		25		22	0 **

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total returns for periods less than one year are not annualized. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

(3)  Annualized for periods less than one year.

(4)  Portfolio turnover rate is calculated based on the Portfolio's purchases or sales of the master fund.

*  Calculated using average number of shares outstanding throughout the period.

**  Amount is less than 0.500%.

	Class ADV
	Six Months Ended June 30,	Year Ended December 31,			November 15, 2004(1) to December 31,
	2008	2007	2006	2005	2004
Expenses including gross expenses of the master fund(3)%	1.36	1.35	1.37	1.36	1.38	†
Expenses including expenses net of voluntary waivers, if any, of the master fund(3)%	1.36	1.35	1.37	1.36	1.38	†
Expenses including expenses net of all reductions of the master fund(3)%	1.36	1.35	1.37	1.35	1.37	†
Portfolio turnover rate of master fund(3)%	30	20	22	19	22	†

†  Expenses of the master fund included in the ratio, as well as the portfolio turnover rate, are for the year ended December 31, 2004.

See Accompanying Notes to Financial Statements
13

ING FIDELITY® VIP GROWTH PORTFOLIO (UNAUDITED)

FINANCIAL
HIGHLIGHTS

	Class S
	Six Months Ended June 30,	Year Ended December 31,				November 15, 2004(1) to December 31,
	2008	2007		2006	2005	2004
Per Share Operating Performance:
Net asset value, beginning of period	$14.13	11.38		10.73	10.21	10.00
Income (loss) from investment operations:
Net investment income (loss)	$(0.02)	0.00	*	(0.02)	(0.01)	(0.00	)*
Net realized and unrealized gain (loss) on affiliated master fund	$(1.46)	2.98		0.68	0.53	0.21
Total from investment operations	$(1.48)	2.98		0.66	0.52	0.21
Less distributions from:
Net realized gains on affiliated master fund	$—	0.23		0.01	—	—
Total distributions	$—	0.23		0.01	—	—
Net asset value, end of period	$12.65	14.13		11.38	10.73	10.21
Total Return(2)%	(10.47)	26.37		6.19	5.09	2.10
Ratios and Supplemental Data:
Net assets, end of period (000's)	$38,519	38,239		17,434	10,679	1
Ratios to average net assets:
Expenses excluding expenses of the master fund(3)%	0.30	0.30		0.30	0.30	0.30
Net investment income (loss) excluding expenses of the master fund(3)%	(0.30)	0.01		(0.18)	(0.28)	(0.30)
Portfolio turnover rate(4)%	11	18		43	29	0	**

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total returns for periods less than one year are not annualized. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

(3)  Annualized for periods less than one year.

(4)  Portfolio turnover rate is calculated based on the Portfolio's purchases and sales of the master fund.

*  Amount is more than $(0.005) or less than $0.005.

**  Amount is less than 0.500%.

	Class S
	Six Months Ended June 30,	Year Ended December 31,			November 15, 2004(1) to December 31,
	2008	2007	2006	2005	2004
Expenses including gross expenses of the master fund(3)%	1.22	1.20	1.24	1.22	1.23	†
Expenses including expenses net of voluntary waivers, if any, of the master fund(3)%	1.22	1.20	1.24	1.22	1.23	†
Expenses including expenses net of all reductions of the master fund(3)%	1.21	1.19	1.22	1.18	1.20	†
Portfolio turnover rate of master fund(3)%	156	109	114	79	72	†

†  Expenses of the master fund included in the ratio, as well as the portfolio turnover rate, are for the year ended December 31, 2004.

See Accompanying Notes to Financial Statements
14

ING FIDELITY® VIP GROWTH PORTFOLIO (UNAUDITED) (CONTINUED)

FINANCIAL
HIGHLIGHTS

	Class ADV
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	October 30, 2006(5) to December 31, 2006	January 1, 2006 to May 4, 2006(5)	Year Ended December 31, 2005	November 15, 2004(1) to December 31, 2004
Per Share Operating Performance:
Net asset value, beginning of period	$14.09	11.38	11.34	10.68	10.20	10.00
Income (loss) from investment operations:
Net investment loss	$(0.04)	(0.02)	(0.01)	(0.01)	(0.05)	(0.01)
Net realized and unrealized gain (loss) on affiliated master fund	$(1.45)	2.96	0.05	0.53	0.53	0.21
Total from investment operations	$(1.49)	2.94	0.04	0.52	0.48	0.20
Less distributions from:
Net realized gains on affiliated master fund	$—	0.23	—	—	—	—
Total distributions	$—	0.23	—	—	—	—
Net asset value, end of period	$12.60	14.09	11.38	11.20	10.68	10.20
Total Return(2)%	(10.57)	26.01	0.35	4.87	4.71	2.00
Ratios and Supplemental Data:
Net assets, end of period (000's)	$26	28	21	1	1	1
Ratios to average net assets:
Expenses excluding expenses of the master fund(3)%	0.55	0.55	0.55	0.55	0.55	0.55
Net investment loss excluding expenses of the master fund(3)%	(0.55)	(0.16)	(0.55)	(0.20)	(0.25)	(0.55)
Portfolio turnover rate(4)%	11	18	43	43	29	0 *

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total returns for periods less than one year are not annualized. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

(3)  Annualized for periods less than one year.

(4)  Portfolio turnover rate is calculated based on the Portfolio's purchases and sales of the master fund.

(5)  Class ADV was fully redeemed on May 5, 2006 and recommenced operations on October 30, 2006.

*  Amount is less than 0.500%.

	Class ADV
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	October 30, 2006(5) to December 31, 2006	January 1, 2006 to May 4, 2006(5)	Year Ended December 31, 2005	November 15, 2004(1) to December 31, 2004
Expenses including gross expenses of the master fund(3)%	1.47	1.45	1.49	1.49	1.47	1.48	†
Expenses including expenses net of voluntary waivers, if any, of the master fund(3)%	1.47	1.45	1.49	1.49	1.47	1.48	†
Expenses including expenses net of all reductions of the master fund(3)%	1.46	1.44	1.47	1.47	1.43	1.45	†
Portfolio turnover rate of master fund(3)%	156	109	114	114	79	72	†

†  Expenses of the master fund included in the ratio, as well as the portfolio turnover rate, are for the year ended December 31, 2004.

See Accompanying Notes to Financial Statements
15

ING FIDELITY® VIP MID CAP PORTFOLIO (UNAUDITED)

FINANCIAL
HIGHLIGHTS

	Class S
	Six Months Ended June 30,	Year Ended December 31,					November 15, 2004(1) to December 31,
	2008	2007		2006		2005	2004
Per Share Operating Performance:
Net asset value, beginning of period	$15.72	13.92		12.42		10.56	10.00
Income (loss) from investment operations:
Net investment income (loss)	$(0.01)*	0.03	*	(0.03	)*	(0.01)	(0.00	)**
Net realized and unrealized gain (loss) on affiliated master fund	$(1.09)	2.05		1.54		1.87	0.56
Total from investment operations	$(1.10)	2.08		1.51		1.86	0.56
Less Distributions from:
Net investment income	$—	0.01		—		—	—
Net realized gains on affiliated master fund	$—	0.27		0.01		—	—
Total Distributions	$—	0.28		0.01		—	—
Net asset value, end of period	$14.62	15.72		13.92		12.42	10.56
Total Return(2)%	(7.00)	15.00		12.15		17.61	5.60
Ratios and Supplemental Data:
Net assets, end of period (000's)	$74,749	77,608		38,562		4,065	17
Ratios to average net assets:
Expenses excluding expenses of the master fund(3)%	0.30	0.30		0.30		0.30	0.30
Net investment income (loss) excluding expenses of the master fund(3)%	(0.07)	0.20		(0.24)		(0.32)	(0.30)
Portfolio turnover rate(4)%	8	12		12		14	0	**

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total returns for periods less than one year are not annualized. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

(3)  Annualized for periods less than one year.

(4)  Portfolio turnover rate is calculated based on the Portfolio's purchases and sales of the master fund.

*  Calculated using average number of shares outstanding throughout the period.

**  Amount is more than $(0.005) or less than 0.500%.

	Class S
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005	November 15, 2004(1) to December 31, 2004
Expenses including gross expenses of the master fund(3)%	1.22	1.21	1.23	1.24	1.26	†
Expenses including expenses net of voluntary waivers, if any, of the master fund(3)%	1.22	1.21	1.23	1.24	1.26	†
Expenses including expenses net of all reductions of the master fund(3)%	1.21	1.20	1.21	1.19	1.23	†
Portfolio turnover rate of master fund(3)%	132	113	149	107	55	†

†  Expenses of the master fund included in the ratio, as well as the portfolio turnover rate, are for the year ended December 31, 2004.

See Accompanying Notes to Financial Statements
16

ING FIDELITY® VIP MID CAP PORTFOLIO (UNAUDITED) (CONTINUED)

FINANCIAL
HIGHLIGHTS

	Class ADV
	Six Months Ended June 30,	Year Ended December 31,				November 15, 2004(1) to December 31,
	2008	2007	2006		2005	2004
Per Share Operating Performance:
Net asset value, beginning of period	$15.59	13.84	12.39		10.55	10.00
Income (loss) from investment operations:
Net investment loss	$(0.02)*	(0.01)	(0.05	)*	(0.02)	(0.00	)**
Net realized and unrealized gain (loss) on affiliated master fund	$(1.08)	2.03	1.51		1.86	0.55
Total from investment operations	$(1.10)	2.02	1.46		1.84	0.55
Less Distributions from:
Net realized gains on affiliated master fund	$—	0.27	0.01		—	—
Total Distributions	$—	0.27	0.01		—	—
Net asset value, end of period	$14.49	15.59	13.84		12.39	10.55
Total Return(2)%	(7.06)	14.64	11.77		17.44	5.50
Ratios and Supplemental Data:
Net assets, end of period (000's)	$3,210	3,315	2,190		1,501	1
Ratios to average net assets:
Expenses excluding expenses of the master fund(3)%	0.55	0.55	0.55		0.55	0.55
Net investment loss excluding expenses of the master fund(3)%	(0.29)	(0.06)	(0.40)		(0.48)	(0.55)
Portfolio turnover rate(4)%	8	12	12		14	0	**

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total returns for periods less than one year are not annualized. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

(3)  Annualized for periods less than one year.

(4)  Portfolio turnover rate is calculated based on the Portfolio's purchases and sales of the master fund.

*  Calculated using average number of shares outstanding throughout the period.

**  Amount is more than $(0.005) or less than 0.500%.

	Class ADV
	Six Months Ended June 30,	Year Ended December 31,			November 15, 2004(1) to December 31,
	2008	2007	2006	2005	2004
Expenses including gross expenses of the master fund(3)%	1.47	1.46	1.48	1.49	1.51	†
Expenses including expenses net of voluntary waivers, if any, of the master fund(3)%	1.47	1.46	1.48	1.49	1.51	†
Expenses including expenses net of all reductions of the master fund(3)%	1.46	1.45	1.46	1.44	1.48	†
Portfolio turnover rate of master fund(3)%	132	113	149	107	55	†

†  Expenses of the master fund included in the ratio, as well as the portfolio turnover rate, are for the year ended December 31, 2004.

See Accompanying Notes to Financial Statements
17

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED)

NOTE 1 — ORGANIZATION

ING Partners, Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). It was incorporated under the laws of Maryland on May 7, 1997. The Articles of Incorporation permit the Fund to offer separate series ("Portfolios"), each of which has its own investment objective, policies and restrictions. The Portfolios serve as investment options underlying variable insurance products offered by ING Directed Services LLC ("DSL" or the "Investment Adviser") and its insurance company affiliates. At June 30, 2008 there were thirty-eight separate investment series which comprise the Fund. The four Portfolios included in this report are: ING Fidelity® VIP Contrafund® Portfolio* ("Contrafund"); ING Fidelity® VIP Equity-Income Portfolio ("Equity-Income"), ING Fidelity® VIP Growth Portfolio ("Growth") and ING Fidelity® VIP Mid Cap Portfolio ("Mid Cap") (each, a "Portfolio" and collectively, the "Portfolios").

Contrafund seeks long-term capital appreciation by investing all of its assets in the Service Class 2 Shares of the VIP Contrafund Portfolio, a series of Fidelity Variable Insurance Products Fund II, a registered open-end investment company.

Equity-Income seeks reasonable income, also considers the potential for capital appreciation and seeks to achieve a yield that exceeds the composite yield on the securities comprising the S&P 500® Index by investing all of its assets in the Service Class 2 Shares of the VIP Equity-Income Portfolio, a series of Fidelity Variable Insurance Products Fund, a registered open-end investment company.

Growth seeks capital appreciation by investing all of its assets in the Service Class 2 Shares of the VIP Growth Portfolio, a series of Fidelity Variable Insurance Products Fund, a registered open-end investment company.

Mid Cap seeks long-term growth of capital by investing all of its assets in the Service Class 2 Shares of the VIP Mid Cap Portfolio, a series of Fidelity Variable Insurance Products Fund III, a registered open-end investment company.

Each Portfolio in this report operates as a "feeder fund" which means it invests all of its assets in a separate mutual fund, the master fund: VIP Contrafund® Portfolio, VIP Equity-Income Portfolio, VIP Growth Portfolio and VIP Mid Cap Portfolio (each a "Master Fund" and collectively, the "Master Funds"). VIP Contrafund Portfolio is a series of Fidelity Variable Insurance Products Fund II; VIP Equity-Income Portfolio and VIP Growth Portfolio are series of Fidelity Variable Insurance Products Fund; and VIP Mid Cap Growth Portfolio is a series of Fidelity Variable Insurance Products Fund III. Each Portfolio has the same investment objective and limitations as the Master Fund in which it invests. Typically, the Portfolios do not buy investment securities directly. The Master Funds, on the other hand, invest directly in portfolio securities. At June 30, 2008, Contrafund, Equity-Income, Growth and Mid Cap Portfolios each held 1.9% or less of their respective Master Fund.

The Portfolios offer two classes of shares, referred to as Service Class ("Class S") and Adviser Class ("Class ADV"). Each share class represents interests in the same portfolio of investments of the particular Portfolio, and shall be identical in all respects, except for the impact of expenses, voting, exchange privileges, and any different shareholder services relating to a class of shares. Shareholders of Class ADV of each Portfolio will generally be entitled to exchange those shares at net asset value for Adviser Class shares of other Portfolios that offer Adviser Class shares. Shareholders of the Adviser Class shares continue to be subject to the Rule 12b-1 Plan fee applicable to Adviser Class shares after an exchange. Shareholders of Service Class shares of each Portfolio will generally be entitled to exchange those shares at net asset value for Service Class shares of other Portfolios that offer Service Class shares. Shares of the Portfolios may be offered to seperate accounts ("Separate Accounts") of insurance companies as investment options in connection with variable annuity contracts and variable life insurance policies ("Variable Contracts") and to certain of the Portfolios' investment advisers and their affiliates. In the future, shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the

*  Fidelity and Contrafund are registered trademarks of FMR Corp.

18

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 1 — ORGANIZATION (continued)

Separate Account context. Shares of the Portfolios are not currently offered directly to Qualified Plans or custodial accounts.

Each Portfolio is distributed by ING Funds Distributor, LLC ("IFD" or the "Distributor"). DSL serves as the investment adviser to each Portfolio. IFD and DSL are both indirect, wholly-owned subsidiaries of ING Groep N.V. ("ING Groep"). ING Groep is one of the largest financial services institutions in the world, and offers an array of banking, insurance and asset management services to both individuals and institutional investors.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A.  Security Valuation. The valuation of each Portfolio's investment in its corresponding Master Fund is based on the net asset value of that Master Fund each business day. Valuation of the investments by the Master Funds is discussed in the Master Funds' notes to their financial statements, which accompany this report.

Effective for fiscal years beginning after November 15, 2007, Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, "Fair Value Measurements", establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the sub-adviser's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Portfolios' investments under these levels of classification is included following the Portfolios of Investments.

B.  Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date.

C.  Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Each Portfolio distributes dividends and capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

D.  Federal Income Taxes. It is the policy of the Portfolios to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. The Board of Directors ("Board") intends to offset any net capital gains with any available capital loss carryforward until each carryforward has been fully utilized or expires. In addition, no capital gain distribution shall be made until the capital loss carryforward has been fully utilized or expires.

E.  Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements

19

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.  Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will always receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

G.  Indemnifications. In the normal course of business, the Fund may enter into contracts that provide certain indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

NOTE 3 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

Fidelity Management & Research Company ("FMR") serves as manager to each Master Fund. FMR has day-to-day responsibility for choosing investments for each Master Fund. As shareholders of the Master Funds, the Portfolios indirectly pay a portion of the master-level management fee.

Each Master Fund, VIP Contrafund® Portfolio, VIP Equity-Income Portfolio, VIP Growth Portfolio, and VIP Mid Cap Portfolio, pays FMR a management fee for advisory services at annual rates of .56%, .46%, .56%, and .56%, of each respective Master Fund's current average daily net assets. Pursuant to its Investment Management Agreement with the Fund, DSL may charge an annual advisory fee to a respective Portfolio at annual rates equal to 0.58%, 0.48%, 0.58% and 0.58% of average daily net assets if the respective Portfolio does not invest substantially all of its assets in another investment company. If a Portfolio invests substantially all of its assets in another investment company, DSL does not charge an advisory fee. Each Portfolio anticipates investing substantially all of its assets in another investment company.

If a Portfolio invests substantially all of its assets in another investment company, ING Funds Services, LLC will charge an administration fee of 0.05% of average daily net assets for that Portfolio. Pursuant to its administration agreement with the Portfolios, ING Funds Services, LLC may receive an annual administration fee equal to 0.15%, 0.15%, 0.15% and 0.17% of average daily net assets for Contrafund, Equity-Income, Growth and Mid Cap, respectively, if the respective Portfolio does not invest substantially all of its assets in another investment company.

NOTE 4 — INVESTMENT IN UNDERLYING PORTFOLIOS

For the six months ended June 30, 2008, the cost of purchases and proceeds from sales of the Master Funds were as follows:

	Purchases	Sales
Contrafund	$78,399,219	$13,452,828
Equity-Income	6,614,875	5,558,854
Growth	8,423,386	4,140,092
Mid Cap	19,815,924	5,988,541

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Each Portfolio has adopted a Shareholder Servicing Plan ("Service Plan") for the Class S and Class ADV shares of each Portfolio. Under the Service Plan, a Portfolio makes payments at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its Class S and Class ADV shares.

Each Portfolio has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act ("Distribution Plan") for the Class ADV shares of each Portfolio. The Distribution Plan provides for a distribution fee, payable to IFD as the Fund's Distributor at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class ADV shares.

20

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

Fidelity Distributors Corporation ("FDC") distributes Service Class 2 shares of each Master Fund. Service Class 2 of each Master Fund currently pays FDC a 12b-1 (service) fee at an annual rate of 0.25% of its average net assets throughout the month. Shareholders of Class S and Class ADV of each Portfolio pay only their proportionate share of the Master Fund 12b-1 plan expenses.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2008, the Portfolios had the following amounts recorded as payable to affiliates on the accompanying Statements of Assets and Liabilities:

	Accrued Administrative Fees	Accrued Shareholder Service and Distribution Fees	Total
Contrafund	$18,000	$91,491	$109,491
Equity-Income	2,071	10,514	12,585
Growth	1,610	8,054	9,664
Mid Cap	3,286	17,105	20,391

At June 30, 2008, the following indirect, wholly-owned subsidiary of ING Groep owned more than 5% of the following Portfolios:

ING Life Insurance and Annuity Company — Contrafund (99.76%); Equity-Income (99.58%); Growth (99.94%); Mid Cap (99.61%).

The Trust has adopted a Retirement Policy ("Policy") covering all independent directors of the Portfolio who will have served as an independent director for at least five years at the time of retirement. Benefits under this Policy are based on an annual rate as defined in the Policy.

Investors in the Portfolios should recognize that an investment in the Portfolios bears not only a proportionate share of the expenses of the Portfolios (including operating costs and management fees, if any), but also indirectly similar expenses of the underlying mutual funds in which each Portfolio invests. Investors also bear their proportionate share of any sales charges incurred by the Portfolios related to the purchase of shares of the mutual fund investments.

NOTE 7 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Class S		Class ADV
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007
Contrafund (Number of Shares)
Shares sold	4,980,399	11,233,736	81,820	118,842
Reinvestment of distributions	—	1,355,770	—	29,433
Shares redeemed	(949,693)	(721,415)	(104,541)	(94,324)
Net increase (decrease) in shares outstanding	4,030,706	11,868,091	(22,721)	53,951
Contrafund ($)
Shares sold	$67,842,134	$159,693,325	$1,099,890	$1,665,376
Reinvestment of distributions	—	18,452,025	—	398,224
Shares redeemed	(12,533,962)	(10,138,909)	(1,378,457)	(1,337,651)
Net increase (decrease)	$55,308,172	$168,006,441	$(278,567)	$725,949
	Class S		Class ADV
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007
Equity-Income (Number of Shares)
Shares sold	586,752	2,086,783	4,025	23,188
Reinvestment of distributions	—	290,402	—	6,420
Shares redeemed	(485,671)	(487,257)	(10,427)	(28,657)
Net increase (decrease) in shares outstanding	101,081	1,889,928	(6,402)	951
Equity-Income ($)
Shares sold	$6,607,589	$27,022,729	$44,939	$298,953
Reinvestment of distributions	—	3,621,307	—	79,413
Shares redeemed	(5,448,920)	(6,319,144)	(114,901)	(365,472)
Net increase (decrease)	$1,158,669	$24,324,892	$(69,962)	$12,894

21

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 7 — CAPITAL SHARES (continued)

	Class S		Class ADV
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007
Growth (Number of Shares)
Shares sold	653,184	1,520,557	2,366	3,893
Reinvestment of distributions	—	36,573	—	34
Shares redeemed	(315,563)	(381,368)	(2,275)	(3,752)
Net increase in shares outstanding	337,621	1,175,762	91	175
Growth ($)
Shares sold	$8,430,783	$19,599,609	$30,533	$52,207
Reinvestment of distributions	—	463,744	—	429
Shares redeemed	(4,093,577)	(4,882,310)	(28,166)	(50,663)
Net increase	$4,337,206	$15,181,043	$2,367	$1,973
	Class S		Class ADV
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007
Mid Cap (Number of Shares)
Shares sold	574,956	2,285,513	27,963	75,712
Reinvestment of distributions	—	72,714	—	3,230
Shares redeemed	(399,194)	(190,942)	(18,922)	(24,673)
Net increase in shares outstanding	175,762	2,167,285	9,041	54,269
Mid Cap ($)
Shares sold	$8,480,530	$34,715,923	$409,940	$1,151,605
Reinvestment of distributions	—	1,100,158	—	48,540
Shares redeemed	(5,768,769)	(2,995,720)	(276,936)	(372,332)
Net increase	$2,711,761	$32,820,361	$133,004	$827,813

NOTE 8 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

No dividends or distributions were made during the six months ended June 30, 2008. The tax composition of dividends and distributions to shareholders during the year ended December 31, 2007 was as follows:

	Ordinary Income	Long-Term Capital Gains
Contrafund	$1,454,608	$17,395,641
Equity-Income	959,239	2,741,481
Growth	262,206	201,967
Mid Cap	89,615	1,059,083

The tax-basis components of distributable earnings as of December 31, 2007 were:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation/ (Depreciation)
Contrafund	$20,601,929	$83,513,911	$(54,545,536)
Equity-Income	1,075,675	4,907,384	(5,180,314)
Growth	22,952	905,631	6,001,493
Mid Cap	163,189	4,562,163	4,278,842

The Portfolios' major tax jurisdictions are federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2003.

22

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 9 — OTHER ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained upon challenge by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 was effective for fiscal years beginning after December 15, 2006, with early application permitted if no interim financial statements had been issued. Acknowledging the unique issues that FIN 48 presents for investment companies that calculate NAVs, the SEC indicated that they would not object if a fund implemented FIN 48 in its NAV calculation as late as its last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more likely-than-not to be sustained as of the adoption date. Management of the Portfolios has analyzed the tax positions of the Portfolios. Upon adoption of FIN 48 on June 29, 2007, management identified no uncertain tax positions that have not met the more likely-than-not standard.

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 ("SFAS No. 161"), "Disclosure about Derivative Instruments and Hedging Activities." This new accounting statement requires enhanced disclosures about an entity's derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and (c) how derivatives affect an entity's financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk-related contingent features of derivative instruments. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. As of June 30, 2008, management of the Portfolios is currently assessing the impact of the expanded financial statement disclosures that will result from adopting SFAS No. 161.

NOTE 10 — INFORMATION REGARDING TRADING OF ING'S U.S. MUTUAL FUNDS

As discussed in earlier supplements that were previously filed with the SEC, DSL, the adviser to the ING Funds, has reported to the Boards of Directors/Trustees (the "Boards") of the ING Funds that, like many U.S. financial services companies, ING Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. DSL has advised the Boards that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, DSL reported that management of U.S. affiliates of ING Groep N.V., including DSL (collectively, "ING"), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING's internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING's variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Boards.

DSL has advised the Boards that most of the identified arrangements were initiated prior to ING's acquisition of the businesses in question in the U.S. DSL further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, DSL has advised the Boards that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

23

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 10 — INFORMATION REGARDING TRADING OF ING'S U.S. MUTUAL FUNDS (continued)

Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Boards are the only instances of such trading respecting the ING Funds.

DSL reported to the Boards that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, DSL advised the Boards that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING's acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, DSL reported that given ING's refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•  ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING's internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. DSL reported to the Boards that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•  ING updated its Code of Conduct for employees reinforcing its employees' obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

Other Regulatory Matters

The New York Attorney General and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti- competitive activity; reinsurance; marketing practices (including suitability); specific product types (including group annuities and indexed annuities); fund selection for investment products and brokerage sales; and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. ING has received formal and informal requests in connection with such investigations, and is cooperating fully with each request.

Other federal and state regulators could initiate similar actions in this or other areas of ING's businesses. These regulatory initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which ING is engaged. In light of these and other developments, ING continuously reviews whether modifications to its business practices are appropriate. At this time, in light of the current regulatory factors, ING U.S. is actively engaged in reviewing whether any modifications in our practices are appropriate for the future.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares, or other adverse consequences to ING Funds.

NOTE 11 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2008, the Portfolios declared dividends and distributions of:

	PER SHARE AMOUNTS
	Net Investment Income	Short-Term Capital Gains	Long-Term Capital Gains	Payable Date	Record Date
Contrafund
Class ADV	$0.5728	$0.0001	$2.5127	August 14, 2008	August 11, 2008
Class S	0.6206	0.0001	2.5127	August 14, 2008	August 11, 2008
Equity-Income
Class ADV	$0.1785	$—	$1.0176	August 14, 2008	August 11, 2008
Class S	0.2246	—	1.0176	August 14, 2008	August 11, 2008
Growth
Class ADV	$—	$—	$0.2773	August 14, 2008	August 11, 2008
Class S	0.0085	—	0.2773	August 14, 2008	August 11, 2008
Mid Cap
Class ADV	$—	$—	$0.8443	August 14, 2008	August 11, 2008
Class S	0.0324	—	0.8443	August 14, 2008	August 11, 2008

24

  PORTFOLIO OF INVESTMENTS
ING FIDELITY® VIP CONTRAFUND® PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED)

Shares		Value
AFFILIATED INVESTMENT COMPANIES: 100.0%
17,993,598	Fidelity® VIP Contrafund® Portfolio - Service Class 2 Shares	$421,769,938

Total Investments in Securities (Cost $539,844,696)*	100.0%	$421,769,938
Other Assets and Liabilities - Net	(0.0)	(109,180)
Net Assets	100.0%	$421,660,758

*  Cost for federal income tax purposes is $542,063,123.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	(120,293,185)
Net Unrealized Depreciation	$(120,293,185)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 ("SFAS 157"), "Fair Value Measurements." This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles ("GAAP"), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Portfolio's own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio's investments at fair value:

	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$421,769,938	—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$421,769,938	$—

*  Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements
25

  PORTFOLIO OF INVESTMENTS
ING FIDELITY® VIP EQUITY-INCOME PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED)

Shares		Value
AFFILIATED INVESTMENT COMPANIES: 100.0%
2,360,665	Fidelity® VIP Equity-Income Portfolio - Service Class 2 Shares	$47,425,761

Total Investments in Securities (Cost $59,977,573)*	100.0%	$47,425,761
Other Assets and Liabilities - Net	(0.0)	(11,610)
Net Assets	100.0%	$47,414,151

*  Cost for federal income tax purposes is $60,656,119.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	(13,230,358)
Net Unrealized Depreciation	$(13,230,358)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 ("SFAS 157"), "Fair Value Measurements." This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles ("GAAP"), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Portfolio's own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio's investments at fair value:

	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$47,425,761	—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$47,425,761	$—

*  Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements
26

  PORTFOLIO OF INVESTMENTS
ING FIDELITY® VIP GROWTH PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED)

Shares		Value
AFFILIATED INVESTMENT COMPANIES: 100.0%
962,677 **	Fidelity® VIP Growth Portfolio - Service Class 2 Shares	$38,555,214

Total Investments in Securities (Cost $37,245,579)*	100.0%	$38,555,214
Other Assets and Liabilities - Net	(0.0)	(9,662)
Net Assets	100.0%	$38,545,552

*  Cost for federal income tax purposes is $37,247,848.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,307,366
Gross Unrealized Depreciation	—
Net Unrealized Appreciation	$1,307,366

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 ("SFAS 157"), "Fair Value Measurements." This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles ("GAAP"), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Portfolio's own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio's investments at fair value:

	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$38,555,214	—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$38,555,214	$—

*  Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements
27

  PORTFOLIO OF INVESTMENTS
ING FIDELITY® VIP MID CAP PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED)

Shares		Value
AFFILIATED INVESTMENT COMPANIES:	100.0%
2,785,990	Fidelity® VIP Mid Cap Portfolio - Service Class 2 Shares	$77,979,859

Total Investments in Securities (Cost $89,801,211)*	100.0%	$77,979,859
Other Assets and Liabilities - Net	(0.0)	(20,127)
Net Assets	100.0%	$77,959,732

*  Cost for federal income tax purposes is $90,509,288.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	(12,529,429)
Net Unrealized Depreciation	$(12,529,429)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 ("SFAS 157"), "Fair Value Measurements." This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles ("GAAP"), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Portfolio's own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio's investments at fair value:

	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$77,979,859	—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$77,979,859	$—

*  Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements
28

Investment Adviser

ING Directed Services LLC
1475 Dunwoody Drive
West Chester, Pennsylvania 19380

Distributor

ING Funds Distributor, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Custodian

The Bank of New York Mellon Corporation
One Wall Street
New York, New York 10286

Legal Counsel

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

  VPSAR-UFID  (0608-082608)

Semi-Annual Report

June 30, 2008

Adviser Class (“ADV”), Initial Class (“I”),

Service Class (“S”) and Class T

ING Partners, Inc.

■	ING Index Solution Income Portfolio

■	ING Index Solution 2015 Portfolio

■	ING Index Solution 2025 Portfolio

■	ING Index Solution 2035 Portfolio

■	ING Index Solution 2045 Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds’ website at www.ingfunds.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds’ website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Dear Shareholder,

The first half of the year has been a challenging period for investors. We have seen a variety of industries impacted by an economic uncertainty and market volatility.

Often what happens in these situations is that anxiety clouds sound investment principles. Market corrections are a natural part of the investing and attempts to “time” buy-and-sell decisions often backfire and, in fact, hinder achieving long-term investment goals. Research bears this out. Based on Bloomberg research, if you were fully invested in domestic equities between December 1997 and December 2007, a $10,000 investment would have grown to more than $17,000. However, had you missed the “best” 10 days of that ten-year period, your $10,000 would have grown to less than $12,000. Missing the “best” 20 days of that ten-year cycle would have been even costlier, resulting in your original $10,000 investment being worth less than $8,000.(1)

No one knows when those “best” days will occur, but history tells us that, when investing, staying focused on the long term may be the prudent strategy.

ING encourages you to take this opportunity to meet with your financial professionals to ensure your portfolio reflects your goals and risk tolerance. In doing this, many investors discover that building a well-diversified investment portfolio, one made up of allocations to a wide range of asset classes, may be the best way to withstand market volatility.

At ING Funds we strive to offer our clients quality investments. I thank you for your continued support and confidence and we look forward to serving you in the future.

Sincerely,

Shaun Mathews,

CEO

ING Funds

August 8, 2008

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice. Consider the fund’s investment objectives, risks, and charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

(1)	Bloomberg calculations based on performance of the Standard & Poor’s 500® Composite Stock Price Index (“S&P 500® Index”) between December 31, 1997 and December 31, 2007.

1

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2008

The first half of 2008 carried on where 2007 left off, with mutually reinforcing financial dislocation and economic weakness driving investors from risky assets. A six-week rally fizzled in mid-May and global equities in the form of the Morgan Stanley Capital International (“MSCI”) World® Index(1) measured in local currencies, including net reinvested dividends (“MSCI” for regions discussed below) declined, returning (12.8)% through June 30, 2008. In currencies, the dollar fell 6.8% and 5.5% against the euro and yen respectively, but edged up 0.1% against the pound, as the UK economy faced challenges roughly similar to those in the United States.

It was clear that the credit crisis that surfaced in 2007 had its roots in the real economy, as the drumbeat of news was monotonously bad.

The housing market continued its inexorable march down. By the end of June, house prices were down 15.3% year-over-year, by one measure. The pace of new home sales was the second lowest since 1991, and although existing home sales rebounded from the slowest pace in nine years, it was pointed out that about one-third of purchases reflected foreclosures or other distressed sales.

The February 2008 payrolls report showed the first fall in over four years. Payrolls fell again in the next four reports. The June unemployment report disclosed the biggest increase in two decades: by 0.5% to 5.5%.

First quarter gross domestic product (“GDP”) grew at just 0.96% annualized, with profits from current production down for the third straight quarter.

Back in the financial sector, write-downs of asset-backed securities continued apace, but with some unsettling variations on the theme. Merrill Lynch’s $10 to $20 billion of write-downs included the guarantees of monoline insurers. Moody’s Investors Service (“Moody’s”) put their Aaa ratings up for review on January 17, 2008. Now the status and viability of insured municipal debt, which reflects the credit rating of the insurers, was in doubt.

The following Monday, with U.S. exchanges closed for a holiday, major international stock markets sold off by about 6%. On Tuesday, the Federal Reserve Board (the “Fed”) acted, cutting the federal funds and discount rates by 75 basis points. Eight days later, at their regular meeting, the Federal Open Market Committee (“FOMC”) cut the federal funds and discount rates again, this time by 50 basis points.

Despite stubbornly high inflation, there was now no doubt about the required direction of policy. Congress agreed in February 2008 to spend $117 billion in tax rebates as part of a $168 billion plan to stimulate the economy. In March 2008, the Fed reduced the discount rate further, by 100 basis points to 2.5% and the federal funds rate by 75 basis points to 2.25%. Events took another remarkable turn when Bear Stearns, an investment bank near the eye of the storm since the credit crisis blew in, was laid low in days by rumors of insolvency due to liquidity problems. Over a weekend, the Fed brokered the sale of Bear Stearns, a $90 stock in December 2007, to JP Morgan for just $10 per share.

The trauma of Bear Stearns’ forced sale proved that some market players were indeed too connected to fail. The Fed followed this up by opening the discount window to other primary dealers. This might at least draw a line under the threat of systemic failure that Bear Stearns may have posed. The relief rally was sustained on the last day of April 2008 when the FOMC reduced the federal funds rate by 0.25% to 2%, and barely hinted that they might be done.

However, the underlying problems had not disappeared and the rally soon failed. The price of oil was still moving up and on the second to last day of June settled above $140 per barrel for the first time. But it was really all commodities, as well as food, whose prices were on the rise. It was little surprise when headline Consumer Price Index (“CPI”) inflation was reported in June at 4.2% year-over-year, and June ended with consumer confidence the lowest since May 1980.

In U.S. fixed income markets, a flight to safety in the first quarter was partly reversed. Treasury Bill yields fell 143 basis points to 1.71%, while 10-year Treasury Note yields lost 5 basis points to 3.98%. The Lehman Brothers® U.S. Aggregate Bond (“LBAB”) Index(2) of investment grade bonds returned 1.13% through June 30, 2008, but the Lehman Brothers® High Yield Bond — 2% Issuer Constrained Composite Index(3) returned (1.08)% for the same period.

U.S. equities, represented by the Standard & Poor’s 500® (“S&P 500®”) Composite Stock Price Index(4) including dividends, returned (11.9)% through June 30, 2008. Profits for S&P 500® companies suffered their third straight quarter of decline, latterly by more than 25%. In both returns and profits, it was the financials within the S&P 500® Index that led the way down, often cutting dividends along the way.

2

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2008

In international markets, the MSCI Japan® Index(5) returned (10.4)% through June 30, 2008. While there was some encouraging news like quarterly GDP growth of 1%, its main source, exports, faced the twin threats of a slowing world economy and a higher yen. The MSCI Europe ex UK® Index(6) returned (19.6)% through June 30, 2008. Business and consumer confidence faded as banks continued to write down asset-backed securities in huge volumes and toughened credit standards. Consumer price inflation driven by food and energy surged to 4.0%, a 16-year high, and the European Central Bank threatened a July rate increase. In the UK, the MSCI UK® Index(7) returned (11.2)% through June 30, 2008. The country remained in the grip of the worst housing slump since the early 1990s and house prices fell year-over-year at the fastest rate since 1992. The Bank of England (the “Bank”) cut rates twice to 5.0%, but with inflation now up to 3.3%, it was clear that the Bank was out of ammunition.

(1)  The MSCI World® Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2)  The LBAB Index is an unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(3)  The Lehman Brothers® High Yield Bond — 2% Issuer Constrained Composite Index is an unmanaged index that measures the performance of fixed-income securities.

(4)  The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(5)  The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(6)  The MSCI Europe ex UK® Index is a free float adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(7)  The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

3

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including exchange fees; and (2) ongoing costs including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period (except as noted) and held for the entire period from January 1, 2008 to June 30, 2008. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your annuity contract. Expenses would have been higher if such charges were included.

Actual Expenses

The first section of the table shown, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

ING Index Solution Income Portfolio	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2008**
Actual Portfolio Return(1)
Class ADV	$1,000.00	$994.00	0.62%	$1.91
Class I	1,000.00	996.00	0.12	0.37
Class S	1,000.00	996.00	0.37	1.14
Class T	1,000.00	994.00	0.82	2.52
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,021.78	0.62%	$3.12
Class I	1,000.00	1,024.27	0.12	0.60
Class S	1,000.00	1,023.02	0.37	1.86
Class T	1,000.00	1,020.79	0.82	4.12

(1)	Commencement of operations for the Portfolio was March 10, 2008. Expenses paid reflect the 113-day period ended June 30, 2008.
*	Expense ratios do not include expense of the Underlying Funds.
**	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

4

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

ING Index Solution 2015 Portfolio	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2008**
Actual Portfolio Return(1)
Class ADV	$1,000.00	$1,000.00	0.62%	$1.91
Class I	1,000.00	1,002.00	0.12	0.37
Class S	1,000.00	1,001.00	0.37	1.14
Class T	1,000.00	999.00	0.82	2.53
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,021.78	0.62%	$3.12
Class I	1,000.00	1,024.27	0.12	0.60
Class S	1,000.00	1,023.02	0.37	1.86
Class T	1,000.00	1,020.79	0.82	4.12
ING Index Solution 2025 Portfolio
Actual Portfolio Return(1)
Class ADV	$1,000.00	$1,003.00	0.62%	$1.92
Class I	1,000.00	1,005.00	0.12	0.37
Class S	1,000.00	1,004.00	0.37	1.14
Class T	1,000.00	1,002.00	0.82	2.53
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,021.78	0.62%	$3.12
Class I	1,000.00	1,024.27	0.12	0.60
Class S	1,000.00	1,023.02	0.37	1.86
Class T	1,000.00	1,020.79	0.82	4.12
ING Index Solution 2035 Portfolio
Actual Portfolio Return(1)
Class ADV	$1,000.00	$1,007.00	0.62%	$1.92
Class I	1,000.00	1,009.00	0.12	0.37
Class S	1,000.00	1,008.00	0.37	1.15
Class T	1,000.00	1,007.00	0.82	2.54
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,021.78	0.62%	$3.12
Class I	1,000.00	1,024.27	0.12	0.60
Class S	1,000.00	1,023.02	0.37	1.86
Class T	1,000.00	1,020.79	0.82	4.12

5

(1)	Commencement of operations for the Portfolio was March 10, 2008. Expenses paid reflect the 113-day period ended June 30, 2008.
*	Expense ratios do not include expense of the Underlying Funds.
**	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

ING Index Solution 2045 Portfolio	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2008**
Actual Portfolio Return(1)
Class ADV	$1,000.00	$1,012.00	0.62%	$1.93
Class I	1,000.00	1,014.00	0.12	0.37
Class S	1,000.00	1,013.00	0.37	1.15
Class T	1,000.00	1,012.00	0.82	2.55
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,021.78	0.62%	$3.12
Class I	1,000.00	1,024.27	0.12	0.60
Class S	1,000.00	1,023.02	0.37	1.86
Class T	1,000.00	1,020.79	0.82	4.12

6

(1)	Commencement of operations for the Portfolio was March 10, 2008. Expenses paid reflect the 113-day period ended June 30, 2008.
*	Expense ratios do not include expense of the Underlying Funds.
**	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2008 (UNAUDITED)

	ING Index Solution Income Portfolio	ING Index Solution 2015 Portfolio	ING Index Solution 2025 Portfolio
ASSETS:
Investments in affiliated underlying funds*	$99,384	$352,874	$318,916
Receivable for investments in affiliated underlying funds sold	—	—	3,725

Total assets	99,384	352,874	322,641

LIABILITIES:
Payable for fund shares redeemed	—	—	3,725
Payable to affiliates	30	135	132

Total liabilities	30	135	3,857

NET ASSETS	$99,354	$352,739	$318,784

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$100,467	$366,543	$336,728
Accumulated net investment loss	(43)	(148)	(147)
Accumulated net realized gain (loss) on investments	12	158	(23)
Net unrealized depreciation on investments	(1,082)	(13,814)	(17,774)

NET ASSETS	$99,354	$352,739	$318,784

* Cost of investments in affiliated underlying funds	$100,466	$366,688	$336,690

Class ADV:
Net assets	$76,341	$282,464	$290,277
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	7,677	28,246	28,944
Net asset value and redemption price per share	$9.94	$10.00	$10.03
Class I:
Net assets	$2,999	$3,015	$3,024
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	301	301	301
Net asset value and redemption price per share	$9.96	$10.02	$10.05
Class S:
Net assets	$17,021	$64,252	$22,466
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	1,709	6,418	2,238
Net asset value and redemption price per share	$9.96	$10.01	$10.04
Class T:
Net assets	$2,993	$3,008	$3,017
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	301	301	301
Net asset value and redemption price per share	$9.94	$9.99	$10.02

See Accompanying Notes to Financial Statements

7

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

	ING Index Solution 2035 Portfolio	ING Index Solution 2045 Portfolio
ASSETS:
Investments in affiliated underlying funds*	$213,314	$481,293
Receivables:
Investments in affiliated underlying funds sold	13	—
Fund shares sold	—	13,135

Total assets	213,327	494,428

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	—	13,135
Payable for fund shares redeemed	13	—
Payable to affiliates	58	150

Total liabilities	71	13,285

NET ASSETS	$213,256	$481,143

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$224,062	$500,197
Accumulated net investment loss	(72)	(168)
Accumulated net realized gain on investments	97	155
Net unrealized depreciation on investments	(10,831)	(19,041)

NET ASSETS	$213,256	$481,143

* Cost of investments in affiliated underlying funds	$224,145	$500,334

Class ADV:
Net assets	$82,545	$471,998
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	8,199	46,657
Net asset value and redemption price per share	$10.07	$10.12
Class I:
Net assets	$3,036	$3,051
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	301	301
Net asset value and redemption price per share	$10.09	$10.14
Class S:
Net assets	$124,645	$3,049
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	12,369	301
Net asset value and redemption price per share	$10.08	$10.13
Class T:
Net assets	$3,030	$3,045
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	301	301
Net asset value and redemption price per share	$10.07	$10.12

See Accompanying Notes to Financial Statements

8

STATEMENTS OF OPERATIONS (UNAUDITED)

	ING Index Solution Income Portfolio	ING Index Solution 2015 Portfolio	ING Index Solution 2025 Portfolio
	March 10, 2008(1) to June 30,2008	March 10, 2008(1) to June 30,2008	March 10, 2008(1) to June 30,2008
EXPENSES:
Investment management fees	$8	$28	$25
Distribution and service fees:
Class ADV	23	98	106
Class S	4	11	5
Class T	6	6	6
Administrative service fees	2	5	5

Total expenses	43	148	147

Net investment loss	(43)	(148)	(147)

REALIZED AND UNREALIZED GAIN (LOSS) ON AFFILIATED UNDERLYING FUNDS:
Net realized gain (loss) on affiliated underlying funds	12	158	(23)
Net change in unrealized appreciation or depreciation on affiliated underlying funds	(1,082)	(13,814)	(17,774)

Net realized and unrealized loss on affiliated underlying funds	(1,070)	(13,656)	(17,797)

Decrease in net assets resulting from operations	$(1,113)	$(13,804)	$(17,944)

(1)	Commencement of operations

See Accompanying Notes to Financial Statements

9

STATEMENTS OF OPERATIONS (UNAUDITED) (CONTINUED)

	ING Index Solution 2035 Portfolio	ING Index Solution 2045 Portfolio
	March 10, 2008(1) to June 30, 2008	March 10, 2008(1) to June 30, 2008
EXPENSES:
Investment management fees	$15	$28
Distribution and service fees:
Class ADV	28	125
Class S	19	2
Class T	7	7
Administrative service fees	3	6

Total expenses	72	168

Net investment loss	(72)	(168)

REALIZED AND UNREALIZED GAIN (LOSS) ON AFFILIATED UNDERLYING FUNDS:
Net realized gain on affiliated underlying funds	97	155
Net change in unrealized appreciation or depreciation on affiliated underlying funds	(10,831)	(19,041)

Net realized and unrealized loss on affiliated underlying funds	(10,734)	(18,886)

Decrease in net assets resulting from operations	$(10,806)	$(19,054)

(1)	Commencement of operations

See Accompanying Notes to Financial Statements

10

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Index Solution Income Portfolio	ING Index Solution 2015 Portfolio
	March 10, 2008(1) to June 30, 2008	March 10, 2008(1) to June 30, 2008
FROM OPERATIONS:
Net investment loss	$(43)	$(148)
Net realized gain on affiliated underlying funds	12	158
Net change in unrealized appreciation or depreciation on affiliated underlying funds	(1,082)	(13,814)

Decrease in net assets resulting from operations	(1,113)	(13,804)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	100,483	377,336
Cost of shares redeemed	(16)	(10,793)

Net increase in net assets resulting from capital share transactions	100,467	366,543

Net increase in net assets	99,354	352,739

NET ASSETS:
Beginning of period	—	—

End of period	$99,354	$352,739

Accumulated net investment loss at end of period	$(43)	$(148)

(1)	Commencement of operations

See Accompanying Notes to Financial Statements

11

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Index Solution 2025 Portfolio	ING Index Solution 2035 Portfolio
	March 10, 2008(1) to June 30, 2008	March 10, 2008(1) to June 30, 2008
FROM OPERATIONS:
Net investment loss	$(147)	$(72)
Net realized gain (loss) on affiliated underlying funds	(23)	97
Net change in unrealized appreciation or depreciation on affiliated underlying funds	(17,774)	(10,831)

Decrease in net assets resulting from operations	(17,944)	(10,806)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	353,297	226,783
Cost of shares redeemed	(16,569)	(2,721)

Net increase in net assets resulting from capital share transactions	336,728	224,062

Net increase in net assets	318,784	213,256

NET ASSETS:
Beginning of period	—	—

End of period	$318,784	$213,256

Accumulated net investment loss at end of period	$(147)	$(72)

(1)	Commencement of operations

See Accompanying Notes to Financial Statements

12

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)

ING Index Solution 2045 Portfolio
March 10, 2008(1) to June 30, 2008
FROM OPERATIONS:
Net investment loss	$(168)
Net realized gain on affiliated underlying funds	155
Net change in unrealized appreciation or depreciation on affiliated underlying funds	(19,041)

Decrease in net assets resulting from operations	(19,054)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	503,355
Cost of shares redeemed	(3,158)

Net increase in net assets resulting from capital share transactions	500,197

Net increase in net assets	481,143

NET ASSETS:
Beginning of period	—

End of period	$481,143

Accumulated net investment loss at end of period	$(168)

(1)	Commencement of operations

See Accompanying Notes to Financial Statements

13

ING INDEX SOLUTION INCOME PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV	Class I	Class S	Class T
	March 10, 2008(1) to June 30, 2008	March 10, 2008(1) to June 30, 2008	March 10, 2008(1) to June 30, 2008	March 10, 2008(1) to June 30, 2008
Per Share Operating Performance:
Net asset value, beginning of period	$10.00	10.00	10.00	10.00
Loss from investment operations:
Net investment loss	$(0.00)*	(0.00)*	(0.00)*	(0.03)
Net realized and unrealized loss on investments	$(0.06)	(0.04)	(0.04)	(0.03)
Total from investment operations	$(0.06)	(0.04)	(0.04)	(0.06)
Net asset value, end of period	$9.94	9.96	9.96	9.94
Total Return(2)%	(0.60)	(0.40)	(0.40)	(0.60)
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$76	3	17	3
Ratios to average net assets:
Gross expenses prior to expense waiver(3)(4)%	0.62	0.12	0.37	0.87
Net expenses after expense waiver(3)(4)%	0.62	0.12	0.37	0.82
Net investment loss after expense waiver(3)%	(0.62)	(0.12)	(0.37)	(0.82)
Portfolio turnover rate %	2	2	2	2

(1)	Commencement of operations
(2)

Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and excluding the deduction of sales charge. Total return for less than one year is not annualized.

(3)	Annualized for periods less than one year.
(4)	Expense ratios do not include expenses of Underlying Funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
*	Amount is more than $(0.005).

See Accompanying Notes to Financial Statements

14

ING INDEX SOLUTION 2015 PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV		Class I		Class S		Class T
	March 10, 2008(1) to June 30, 2008		March 10, 2008(1) to June 30, 2008		March 10, 2008(1) to June 30, 2008		March 10, 2008(1) to June 30, 2008
Per Share Operating Performance:
Net asset value, beginning of period	$10.00		10.00		10.00		10.00
Income (loss) from investment operations:
Net investment loss	$(0.00	)*	(0.00	)*	(0.00	)*	(0.03)
Net realized and unrealized gain (loss) on investments	$(0.00	)*	0.02		0.01		0.02
Total from investment operations	$(0.00	)*	0.02		0.01		(0.01)
Net asset value, end of period	$10.00		10.02		10.01		9.99
Total Return(2)%	—		0.20		0.10		(0.10)
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$282		3		64		3
Ratios to average net assets:
Gross expenses prior to expense waiver(3)(4)%	0.62		0.12		0.37		0.87
Net expenses after expense waiver(3)(4)%	0.62		0.12		0.37		0.82
Net investment loss after expense waiver(3)%	(0.62)		(0.12)		(0.37)		(0.82)
Portfolio turnover rate %	11		11		11		11

(1)	Commencement of operations
(2)

Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and excluding the deduction of sales charge. Total return for less than one year is not annualized.

(3)	Annualized for periods less than one year.
(4)	Expense ratios do not include expenses of Underlying Funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
*	Amount is more than $(0.005)

See Accompanying Notes to Financial Statements

15

ING INDEX SOLUTION 2025 PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV		Class I		Class S		Class T
	March 10, 2008(1) to June 30, 2008		March 10, 2008(1) to June 30, 2008		March 10, 2008(1) to June 30, 2008		March 10, 2008(1) to June 30, 2008
Per Share Operating Performance:
Net asset value, beginning of period	$10.00		10.00		10.00		10.00
Income (loss) from investment operations:
Net investment loss	$(0.00	)*	(0.00	)*	(0.00	)*	(0.03)
Net realized and unrealized gain on investments	$0.03		0.05		0.04		0.05
Total from investment operations	$0.03		0.05		0.04		0.02
Net asset value, end of period	$10.03		10.05		10.04		10.02
Total Return(2)%	0.30		0.50		0.40		0.20
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$290		3		22		3
Ratios to average net assets:
Gross expenses prior to expense waiver(3)(4)%	0.62		0.12		0.37		0.87
Net expenses after expense waiver(3)(4)%	0.62		0.12		0.37		0.82
Net investment loss after expense waiver(3)%	(0.62)		(0.12)		(0.37)		(0.82)
Portfolio turnover rate %	16		16		16		16

(1)	Commencement of operations
(2)

Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and excluding the deduction of sales charge. Total return for less than one year is not annualized.

(3)	Annualized for periods less than one year.
(4)	Expense ratios do not include expenses of Underlying Funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
*	Amount is more than $(0.005).

See Accompanying Notes to Financial Statements

16

ING INDEX SOLUTION 2035 PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV		Class I		Class S		Class T
	March 10, 2008(1) to June 30, 2008		March 10, 2008(1) to June 30, 2008		March 10, 2008(1) to June 30, 2008		March 10, 2008(1) to June 30, 2008
Per Share Operating Performance:
Net asset value, beginning of period	$10.00		10.00		10.00		10.00
Income (loss) from investment operations:
Net investment loss	$(0.00	)*	(0.00	)*	(0.00	)*	(0.03)
Net realized and unrealized gain on investments	$0.07		0.09		0.08		0.10
Total from investment operations	$0.07		0.09		0.08		0.07
Net asset value, end of period	$10.07		10.09		10.08		10.07
Total Return(2)%	0.70		0.90		0.80		0.70
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$83		3		125		3
Ratios to average net assets:
Gross expenses prior to expense waiver(3)(4)%	0.62		0.12		0.37		0.87
Net expenses after expense waiver(3)(4)%	0.62		0.12		0.37		0.82
Net investment loss after expense waiver(3)%	(0.62)		(0.12)		(0.37)		(0.82)
Portfolio turnover rate %	5		5		5		5

(1)	Commencement of operations
(2)

Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and excluding the deduction of sales charge. Total return for less than one year is not annualized.

(3)	Annualized for periods less than one year.
(4)	Expense ratios do not include expenses of Underlying Funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
*	Amount is more than $(0.005).

See Accompanying Notes to Financial Statements

17

ING INDEX SOLUTION 2045 PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV		Class I		Class S	Class T
	March 10, 2008(1) to June 30, 2008		March 10, 2008(1) to June 30, 2008		March 10, 2008(1) to June 30, 2008	March 10, 2008(1) to June 30, 2008
Per Share Operating Performance:
Net asset value, beginning of period	$10.00		10.00		10.00	10.00
Income (loss) from investment operations:
Net investment loss	$(0.00	)*	(0.00	)*	(0.01)	(0.03)
Net realized and unrealized gain on investments	$0.12		0.14		0.14	0.15
Total from investment operations	$0.12		0.14		0.13	0.12
Net asset value, end of period	$10.12		10.14		10.13	10.12
Total Return(2)%	1.20		1.40		1.30	1.20
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$472		3		3	3
Ratios to average net assets:
Gross expenses prior to expense waiver(3)(4)%	0.62		0.12		0.37	0.87
Net expenses after expense waiver(3)(4)%	0.62		0.12		0.37	0.82
Net investment loss after expense waiver(3)%	(0.62)		(0.12)		(0.37)	(0.82)
Portfolio turnover rate %	3		3		3	3

(1)	Commencement of operations
(2)

Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and excluding the deduction of sales charge. Total return for less than one year is not annualized.

(3)	Annualized for periods less than one year.
(4)	Expense ratios do not include expenses of Underlying Funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
*	Amount is more than $(0.005).

See Accompanying Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED)

NOTE 1 — ORGANIZATION

Organization. ING Partners, Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). It was incorporated under the laws of Maryland on May 7, 1997. The Articles of Incorporation permit the Fund to offer separate series, each of which has its own investment objective, policies and restrictions. The Fund currently consists of thirty-eight Portfolios. The five Portfolios included in this report are: ING Index Solution Income Portfolio (“Index Solution Income”), ING Index Solution 2015 Portfolio (“Index Solution 2015”), ING Index Solution 2025 Portfolio (“Index Solution 2025”), ING Index Solution 2035 Portfolio (“Index Solution 2035”) and ING Index Solution 2045 Portfolio (“Index Solution 2045”) (each, a “Portfolio” and collectively, the “Portfolios”). With the exception of Index Solution Income, each Portfolio is structured and managed around a specific target retirement or financial goal date (“Target Date”). The investment objectives of the Portfolios are as follows: Index Solution Income — seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement; for each of Index Solution 2015, 2025, 2035 and 2045 Portfolios — until the day prior to the Target Date, the Portfolio will seek to provide total return consistent with an asset allocation targeted at retirement in approximately 2015, 2025, 2035 and 2045, respectively. On the Target Date, the investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement. When Index Solution 2015, 2025, 2035 and 2045 Portfolios reach their respective Target Date, they may be combined with the Index Solution Income, without a vote of shareholders, if approved by the Board of Directors (the “Board”). The Portfolios serve as an investment option in underlying variable insurance products offered by Direct Services LLC (“DSL” or “Investment Adviser”).

Shares of the Portfolios are currently being offered only to participating insurance companies for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies issued by the participating insurance companies.

The Portfolios offer the following four classes: Adviser Class (“Class ADV”), Initial Class (“Class I”), Service Class (“Class S”) and Class T. The classes differ principally in applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolio pro rata based on the average daily net assets of each class, without discrimination between share classes. Common expenses of the Portfolios (including custodial asset-based fees, legal and audit fees, printing and mailing expenses, transfer agency out-of-pocket expenses, and fees and expenses of the independent trustees) are allocated to each Portfolio in proportion to its relative daily net assets. Expenses directly attributable to a particular Portfolio (including advisory, administration, custodial transaction-based, registration, other professional, distribution and/or service fees, certain taxes, and offering costs) are charged directly to that Portfolio. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder servicing fees.

Each Portfolio seeks to achieve its investment objective by investing in other ING Funds (“Underlying Funds”) and uses asset allocation strategies to determine how much to invest in the Underlying Funds.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A.	Security Valuation. The valuation of each Portfolio’s investments in its Underlying Funds is based on the net asset values of the Underlying Funds each business day.

Effective for fiscal years beginning after November 15, 2007, Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1”, inputs other than quoted prices for an asset that are observable are classified as “Level 2” and unobservable inputs, including the sub-adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3”. The

19

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Portfolios’ investments under these levels of classification is included following the Portfolios of Investments.

B.	Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date.

C.	Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Each Portfolio distributes dividends and capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

D.	Federal Income Taxes. It is the policy of the Portfolios to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required.

E.	Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.	Repurchase Agreements. Certain Underlying Funds may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. An Underlying Fund will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Underlying Fund. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Underlying Fund in the event the Underlying Fund is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

G.	Indemnifications. In the normal course of business, the Fund may enter into contracts that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

NOTE 3 — INVESTMENT ADVISER AND ADMINISTRATIVE SERVICE FEES

The Portfolios each have entered into an investment management agreement with the Investment Adviser. For its services, each Portfolio pays the Investment Adviser a monthly fee in arrears equal to 0.10% of each Portfolio’s average daily net assets during the month.

ING Investment Management Co. (the “Consultant”) is a consultant to the Investment Adviser. DSL pays the Consultant a consulting fee of 0.03% of the first $500 million, 0.025% of the next $500 million, 0.02% of the next $1 billion and 0.01% of amounts over $2 billion based on each Portfolio’s average daily net assets. Both the Investment Adviser and the Consultant are indirect, wholly-owned subsidiaries of ING Groep. ING Groep is one of the largest financial services organizations in the world, and offers an array of banking, insurance and asset management services to both individuals and institutional investors. The Consultant will provide tactical allocation recommendations to the Investment Adviser. The Investment Adviser has set up an

20

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 3 — INVESTMENT ADVISER AND ADMINISTRATIVE SERVICE FEES (continued)

Investment Committee made up of a team of professionals to consider, review and implement the recommendations of the Consultant, and will retain discretion over implementation of the Consultant’s recommendations. The Consultant will provide ongoing recommendations to the Investment Committee of the Investment Adviser quarterly or as warranted by market conditions.

Under an Administrative Services Agreement between the Portfolios and ING Fund Services, LLC (“IFS”), an indirect, wholly-owned subsidiary of ING Groep, IFS provides all administrative services necessary for the Portfolios’ operations and is responsible for the supervision of the Portfolios’ other service providers. IFS also assumes all ordinary recurring direct costs of the Portfolios, such as custodian fees, director fees, transfer agency fees and accounting fees. As compensation for these services, IFS receives a monthly fee from each portfolio at an annual rate of 0.02% based on the average daily net assets of each Portfolio.

NOTE 4 — INVESTMENTS IN AFFILIATED UNDERLYING FUNDS

For the six months ended June 30, 2008, the cost of purchases and the proceeds from sales of the Underlying Funds were as follows:

	Purchases	Sales
Index Solution Income	$101,000	$546
Index Solution 2015	377,870	11,341
Index Solution 2025	353,397	16,683
Index Solution 2035	227,364	3,315
Index Solution 2045	504,011	3,831

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class ADV and Class T of the Portfolios have adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plans”), whereby ING Funds Distributor, LLC (the “Distributor” or “IFD”), an indirect, wholly-owned subsidiary of ING Groep, is reimbursed or compensated by the Portfolios for expenses incurred in the distribution of each Portfolio’s shares (“Distribution Fees”). The Distributor may pay, on behalf of each Portfolio, out of its distribution fee, compensation to certain financial institutions for providing distribution assistance pursuant to a Distribution Services Agreement. Under the Rule 12b-1 Plan, each Portfolio makes payments to IFD at an annual rate of 0.25% and 0.50% of the Portfolio’s average daily net assets attributable to its Class ADV and Class T shares, respectively. The Distributor has contractually agreed to waive 0.05% for Class T shares so that the actual fee paid is an annual rate of 0.45%. The expense waiver will continue through at least May 1, 2010.

The Fund has also adopted a Shareholder Servicing Plan (“Service Plan”) for the Classes ADV, S and T shares of each Portfolio. The Service Plan allows the Fund’s Distributor to enter into shareholder servicing agreements with insurance companies, broker dealers or other financial intermediaries that provide administrative services related to Classes ADV, S and T shares and their shareholders including Variable Contract owners or Qualified Plan participants with interests in the Portfolios. Under the Service Plan, each Portfolio makes payments to IFD at an annual rate of 0.25% of each Portfolio’s average daily net assets attributable to its Classes ADV, S and T shares.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2008, the Portfolios had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (see Note 5):

	Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Shareholder Service and Distribution Fees	Total
Index Solution Income	$5	$1	$24	$30
Index Solution 2015	23	5	107	135
Index Solution 2025	22	4	106	132
Index Solution 2035	12	3	43	58
Index Solution 2045	24	5	121	150

The Fund has adopted a Retirement Policy (“Policy”) covering all Independent Directors of the Fund who will have served as an Independent Directors for at least five years at the time of retirement. Benefits under this Policy are based on an annual rate as defined in the Policy.

At June 30, 2008, the following indirect, wholly-owned subsidiaries of ING Groep owned more than 5% of the following Series:

ING Life Insurance and Annuity Company — Index Solution Income (79.52%); Index Solution 2015 (84.07%); Index Solution 2025 (85.16%); Index Solution 2035 (86.03%); Index Solution 2045 (86.57%).

ING National Trust — Index Solution Income (18.06%); Solution 2015 (14.22%); Index Solution 2025 (13.98%); Index Solution 2035 (12.75%); Index Solution 2045 (13.07%).

21

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 7 — EXPENSE LIMITATIONS

The Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses to the levels listed below:

Portfolio(1)	Class ADV	Class I	Class S	Class T
Index Solution Income	0.62%	0.12%	0.37%	0.82%
Index Solution 2015	0.62%	0.12%	0.37%	0.82%
Index Solution 2025	0.62%	0.12%	0.37%	0.82%
Index Solution 2035	0.62%	0.12%	0.37%	0.82%
Index Solution 2045	0.62%	0.12%	0.37%	0.82%

(1)	The operating expense limits apply only at the Portfolio level and do not limit the fees payable by the underlying investment companies in which the Portfolios invest.

The Investment Adviser may at a later date recoup from a Portfolio management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Portfolio.

As of June 30, 2008, the Portfolios did not have any waived or reimbursed fees subject to recoupment.

Outstanding reimbursement balances due to the Portfolios, if any, under their respective expense limitation agreements are reflected in Reimbursement Due from Manager on the accompanying Statements of Assets and Liabilities.

The expense limitation agreement is contractual and shall renew automatically for one-year terms unless the Investment Adviser provides written notice of the termination of the expense limitation agreement within 90 days of the end of the then current term.

NOTE 8 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Class ADV	Class S	Class I	Class T
	March 10, 2008(1) to June 30, 2008	March 10, 2008(1) to June 30, 2008	March 10, 2008(1) to June 30, 2008	March 10, 2008(1) to June 30, 2008
Index Solution Income (Number of Shares)
Shares sold	7,677	1,710	301	301
Shares redeemed	—	(1)	—	—

Net increase in shares outstanding	7,677	1,709	301	301

Index Solution Income ($)
Shares sold	$77,145	$17,311	$3,010	$3,010
Shares redeemed	—	(9)	—	—

Net increase	$77,145	$17,302	$3,010	$3,010

	Class ADV	Class S	Class I	Class T
	March 10, 2008(1) to June 30, 2008	March 10, 2008(1) to June 30, 2008	March 10, 2008(1) to June 30, 2008	March 10, 2008(1) to June 30, 2008
Index Solution 2015 (Number of Shares)
Shares sold	28,558	7,173	301	301
Shares redeemed	(312)	(755)	—	—

Net increase in shares outstanding	28,246	6,418	301	301

Index Solution 2015 ($)
Shares sold	$297,166	$74,150	$3,010	$3,010
Shares redeemed	(3,156)	(7,637)	—	—

Net increase	$294,010	$66,513	$3,010	$3,010

(1)	Commencement of operations

22

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 8 — CAPITAL SHARES (continued)

	Class ADV	Class S	Class I	Class T
	March 10, 2008(1) to June 30, 2008	March 10, 2008(1) to June 30, 2008	March 10, 2008(1) to June 30, 2008	March 10, 2008(1) to June 30, 2008
Index Solution 2025 (Number of Shares)
Shares sold	29,836	2,979	301	301
Shares redeemed	(892)	(741)	—	—

Net increase in shares outstanding	28,944	2,238	301	301

Index Solution 2025 ($)
Shares sold	$316,143	$31,134	$3,010	$3,010
Shares redeemed	(9,005)	(7,564)	—	—

Net increase	$307,138	$23,570	$3,010	$3,010

	Class ADV	Class S	Class I	Class T
	March 10, 2008(1) to June 30, 2008	March 10, 2008(1) to June 30, 2008	March 10, 2008(1) to June 30, 2008	March 10, 2008(1) to June 30, 2008
Index Solution 2035 (Number of Shares)
Shares sold	8,456	12,377	301	301
Shares redeemed	(257)	(8)	—	—

Net increase in shares outstanding	8,199	12,369	301	301

Index Solution 2035 ($)
Shares sold	$89,396	$131,367	$3,010	$3,010
Shares redeemed	(2,636)	(85)	—	—

Net increase	$86,760	$131,282	$3,010	$3,010

	Class ADV	Class S	Class I	Class T
	March 10, 2008(1) to June 30, 2008	March 10, 2008(1) to June 30, 2008	March 10, 2008(1) to June 30, 2008	March 10, 2008(1) to June 30, 2008
Index Solution 2045 (Number of Shares)
Shares sold	46,961	301	301	301
Shares redeemed	(304)	—	—	—

Net increase in shares outstanding	46,657	301	301	301

Index Solution 2045 ($)
Shares sold	$494,325	$3,010	$3,010	$3,010
Shares redeemed	(3,158)	—	—	—

Net increase	$491,167	$3,010	$3,010	$3,010

(1)	Commencement of operations

NOTE 9 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

No dividends or distributions were made during the period ended June 30, 2008.

23

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 10 — OTHER ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained upon challenge by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 was effective for fiscal years beginning after December 15, 2006, with early application permitted if no interim financial statements had been issued. Acknowledging the unique issues that FIN 48 presents for investment companies that calculate NAVs, the SEC indicated that they would not object if a fund implemented FIN 48 in its NAV calculation as late as its last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more likely-than-not to be sustained as of the adoption date. Management of the Portfolios has analyzed the tax positions of the Portfolios. Upon adoption of FIN 48 on June 29, 2007, management identified no uncertain tax positions that have not met the more likely-than-not standard.

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and (c) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk-related contingent features of derivative instruments. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. As of June 30, 2008, management of the Portfolios is currently assessing the impact of the expanded financial statement disclosures that will result from adopting SFAS No. 161.

NOTE 11 — CONCENTRATION OF INVESTMENT RISK

Foreign Securities: Investments in foreign securities may entail risks not present in domestic investments. Since securities in which the Underlying Fund may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Underlying Funds. Foreign investments may also subject the Underlying Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-à-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of the Underlying Funds’ investments.

Asset Allocation. Assets will be allocated among underlying portfolios and markets based on judgments made by the Adviser. There is a risk that the Fund may allocate assets to an Underlying Fund or market that underperforms other asset classes. For example, the Fund may be underweighted in assets or a market that is experiencing significant returns or overweighted in assets or a market with significant declines.

NOTE 12 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS

As discussed in earlier supplements that were previously filed with the SEC, DSL, the adviser to the ING Funds, has reported to the Boards of Directors/Trustees (the “Boards”) of the ING Funds that, like many U.S. financial services companies, DSL and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. DSL has advised the Boards that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, DSL reported that management of U.S. affiliates of ING Groep N.V., including DSL (collectively, “ING”), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

24

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 12 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS (continued)

ING’s internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING’s variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Boards.

DSL has advised the Boards that most of the identified arrangements were initiated prior to ING’s acquisition of the businesses in question in the U.S. DSL further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, DSL has advised the Boards that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Boards are the only instances of such trading respecting the ING Funds.

DSL reported to the Boards that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, DSL advised the Boards that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING’s acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, DSL reported that given ING’s refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•	ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. DSL reported to the Boards that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•	ING updated its Code of Conduct for employees reinforcing its employees’ obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

Other Regulatory Matters

The New York Attorney General and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices (including suitability); specific product types (including group annuities and indexed annuities); fund selection for investment products and brokerage sales; and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. ING has received formal and informal requests in connection with such investigations, and is cooperating fully with each request.

Other federal and state regulators could initiate similar actions in this or other areas of ING’s businesses. These regulatory initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which ING is engaged. In light of these and other developments, ING continuously reviews whether modifications to its business practices are appropriate. At this time, in light of the current regulatory factors, ING U.S. is actively engaged in reviewing whether any modifications in our practices are appropriate for the future.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares, or other adverse consequences to ING Funds.

25

ING INDEX SOLUTION PORTFOLIOS	PORTFOLIO ASSET ALLOCATION AS OF JUNE 30, 2008 (UNAUDITED)

The following table illustrates the asset allocation of the underlying portfolios as of June 30, 2008 (as a percent of net assets).

Underlying Affiliated Funds		ING Index Solution Income Portfolio	ING Index Solution 2015 Portfolio	ING Index Solution 2025 Portfolio	ING Index Solution 2035 Portfolio	ING Index Solution 2045 Portfolio
ING International Index Fund — Class I	%	5.8	12.6	18.7	24.9	34.3
ING Lehman Brothers U.S. Aggregate Bond Portfolio — Class I	%	68.3	43.7	23.3	12.6	2.1
ING Russell Large Cap Index Portfolio — Class I	%	25.9	38.8	49.1	47.6	41.6
ING Russell Mid Cap Index Portfolio — Class I	%	—	2.0	4.0	7.0	10.0
ING Russell Small Cap Index Portfolio — Class I	%	—	2.9	4.9	7.9	12.0
Other Assets and Liabilities — Net(1)%		(0.0)	(0.0)	(0.0)	(0.0)	(0.0)

	%	100	100	100	100	100

(1)	Amount is more than (0.05)%

Portfolio holdings are subject to change daily.

26

ING INDEX SOLUTION INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED)

Shares			Value
AFFILIATED INVESTMENT COMPANIES: 100.0%
579	ING International Index Fund — Class I		$5,802
6,802	ING Lehman Brothers U.S. Aggregate Bond Portfolio — Class I		67,817
2,579	ING Russell Large Cap Index Portfolio — Class I		25,765

	Total Investments in Securities (Cost $100,466)*	100.0%	$99,384
	Other Assets and Liabilities - Net	(0.0)	(30)

	Net Assets	100.0%	$99,354

*	Cost for federal income tax purposes is the same as for financial statement purposes.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$394
Gross Unrealized Depreciation	(1,476)

Net Unrealized Depreciation	$(1,082)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments at fair value:

	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$99,384	$—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$99,384	$—

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

27

ING INDEX SOLUTION 2015 PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED)

Shares			Value
AFFILIATED INVESTMENT COMPANIES: 100.0%
4,449	ING International Index Fund — Class I		$44,583
15,455	ING Lehman Brothers U.S. Aggregate Bond Portfolio — Class I		154,086
13,713	ING Russell Large Cap Index Portfolio — Class I		136,997
645	ING Russell Mid Cap Index Portfolio — Class I		6,871
962	ING Russell Small Cap Index Portfolio — Class I		10,337

	Total Investments in Securities (Cost $366,688)*	100.0%	$352,874
	Other Assets and Liabilities - Net	(0.0)	(135)

	Net Assets	100.0%	$352,739

*	Cost for federal income tax purposes is $366,736.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$47
Gross Unrealized Depreciation	(13,909)

Net Unrealized Depreciation	$(13,862)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments at fair value:

	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$352,874	$—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$352,874	$—

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

28

ING INDEX SOLUTION 2025 PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED)

Shares			Value
AFFILIATED INVESTMENT COMPANIES: 100.0%
5,962	ING International Index Fund — Class I		$59,737
7,452	ING Lehman Brothers U.S. Aggregate Bond Portfolio — Class I		74,301
15,670	ING Russell Large Cap Index Portfolio — Class I		156,542
1,182	ING Russell Mid Cap Index Portfolio — Class I		12,589
1,466	ING Russell Small Cap Index Portfolio — Class I		15,747

	Total Investments in Securities (Cost $336,690)*	100.0%	$318,916
	Other Assets and Liabilities - Net	(0.0)	(132)

	Net Assets	100.0%	$318,784

*	Cost for federal income tax purposes is $337,016.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$147
Gross Unrealized Depreciation	(18,247)

Net Unrealized Depreciation	$(18,100)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments at fair value:

	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$318,916	$—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$318,916	$—

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

29

ING INDEX SOLUTION 2035 PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED)

Shares			Value
AFFILIATED INVESTMENT COMPANIES: 100.0%
5,290	ING International Index Fund — Class I		$53,004
2,704	ING Lehman Brothers U.S. Aggregate Bond Portfolio — Class I		26,963
10,171	ING Russell Large Cap Index Portfolio — Class I		101,605
1,391	ING Russell Mid Cap Index Portfolio — Class I		14,810
1,576	ING Russell Small Cap Index Portfolio — Class I		16,932

	Total Investments in Securities (Cost $224,145)*	100.0%	$213,314
	Other Assets and Liabilities - Net	(0.0)	(58)

	Net Assets	100.0%	$213,256

*	Cost for federal income tax purposes is $224,148.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$12
Gross Unrealized Depreciation	(10,846)

Net Unrealized Depreciation	$(10,834)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments at fair value:

	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$213,314	$—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$213,314	$—

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

30

ING INDEX SOLUTION 2045 PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED)

Shares			Value
AFFILIATED INVESTMENT COMPANIES: 100.0%
16,466	ING International Index Fund — Class I		$164,993
1,013	ING Lehman Brothers U.S. Aggregate Bond Portfolio — Class I		10,097
20,062	ING Russell Large Cap Index Portfolio — Class I		200,416
4,513	ING Russell Mid Cap Index Portfolio — Class I		48,067
5,374	ING Russell Small Cap Index Portfolio — Class I		57,720

	Total Investments in Securities (Cost $500,334)*	100.0%	$481,293
	Other Assets and Liabilities - Net	(0.0)	(150)

	Net Assets	100.0%	$481,143

*	Cost for federal income tax purposes is $500,335.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$82
Gross Unrealized Depreciation	(19,124)

Net Unrealized Depreciation	$(19,042)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments at fair value:

	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$481,293	$—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$481,293	$—

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

31

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED)

BOARD CONSIDERATION AND APPROVAL OF NEW ADVISORY CONTRACT

Section 15 of the Investment Company Act of 1940, as amended (the “1940 Act”) mandates that, when a series of ING Partners, Inc. (the “Company”) enters into a new advisory contract (“Advisory Contract”), the Board of Trustees (the “Board”) of the Company, including a majority of Board members who have no direct or indirect interest in the Advisory Contract, and who are not “interested persons” of the series, as such term is defined under the 1940 Act (the “Independent Directors”), must approve the new arrangements. Discussed below are certain factors that the Board considered in determining whether to approve a new Advisory Contract for five of its series.

ING Index Solution 2015 Portfolio, ING Index Solution 2025 Portfolio, ING Index Solution 2035 Portfolio, ING Index Solution 2045 Portfolio, and ING Index Solution Income Portfolio

In determining whether to approve the Advisory Contract for ING Index Solution 2015 Portfolio, ING Index Solution 2025 Portfolio, ING Index Solution 2035 Portfolio, ING Index Solution 2045 Portfolio, and ING Index Solution Income Portfolio (each a “Portfolio,” and collectively, the “Portfolios”) the Board received and evaluated such information as it deemed necessary for an informed determination of whether the Advisory Contract, and the proposed policies and procedures for the Portfolios, should be approved. The materials provided to the Board in support of the proposed advisory arrangements included the following: (1) a memorandum from Management that discusses, among other things, Directed Services LLC’s (“DSL”) experience and expertise in the management of other Funds within the ING Funds complex, including other Solutions Portfolios; (2) information about each Portfolio’s proposed investment objective and strategies and anticipated portfolio characteristics; (3) FACT sheets for the Portfolio that compare the Portfolio’s fee structure to its comparable selected peer group (“Selected Peer Group”) and its Morningstar category median; (4) responses from DSL to questions posed by K&L Gates LLP (“K&L Gates”), independent legal counsel, on behalf of the Independent Directors; (5) supporting documentation, including copies of the form of Advisory Contract for the Portfolio; and (6) other information relevant to the Board’s evaluation. In addition, the Board considered the information provided periodically throughout the year in presentations to the Board by DSL in the context of its oversight of other sub-advisers managing Funds in the ING Funds complex.

At the January 2008 meeting, the Board considered that the Portfolio would be subject to the standard policies and procedures of ING Partners, Inc. previously approved by the Board for other series of the Company and approved in accordance with Rule 38a-1 under the 1940 Act. The Board also noted that, in managing the Portfolio, DSL would be subject to procedures adopted pursuant to Rule 206(4)-7 under the Investment Advisers Act of 1940 that had been previously approved by the Board in connection with other Funds.

The Board’s consideration of whether to approve the Advisory Contract with DSL on behalf of the Portfolio took into account several factors including, but not limited to, the following: (1) the nature and quality of the services to be provided by DSL to the Portfolio under the proposed Advisory Contract; (2) DSL’s experience managing other Funds within the ING Funds complex, including other Solutions Portfolios; (3) DSL’s strength and reputation within the industry; (4) the fairness of the compensation under the proposed Advisory Contract in light of the services to be provided to the Portfolio; (5) the fairness of DSL’s compensation under an Advisory Contract with level fees that does not include breakpoints; (6) the pricing structure (including the estimated expense ratio to be borne by shareholders) of the Portfolios, including that: (a) the proposed management fee for each of ING Index Solution 2035 Portfolio, ING Index Solution 2045 Portfolio, and ING Index Solution Income Portfolio is below the average and the median management fees of the funds in the each such Portfolio’s Selected Peer Group, (b) the estimated expense ratio for each of ING Index Solution 2035 Portfolio, ING Index Solution 2045 Portfolio, and ING Index Solution Income Portfolio is below the median and average expense ratios of the funds in each such Portfolio’s Selected Peer Group; (c) the proposed management fee for ING Index Solution 2015 Portfolio is below the average and equal to the median management fees of the funds in ING Index Solution 2015 Portfolio’s Selected Peer Group, (d) the estimated expense ratio for the ING Index Solution 2015 Portfolio is below the median and equal to the average expense ratios of the funds in the Portfolio’s Selected Peer Group (e) the proposed management fee for ING Index Solution 2025 Portfolio is below the average and equal to the median management fees of the funds in ING Index Solution 2025 Portfolio’s Selected Peer Group, and (f) the estimated expense ratio for this Portfolio is below the median and average expense ratios of the funds in ING Index Solution 2025 Portfolio’s Selected Peer Group, (7) the projected profitability of DSL; (8) the personnel, operations, financial condition, and investment management capabilities,

32

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

methodologies and resources of DSL, including its management team’s expertise in the management of other ING Funds; (9) DSL’s compliance capabilities, as demonstrated by, among other things, its policies and procedures designed to prevent violations of the Federal securities laws, which had previously been approved by the Board in connection with their oversight of other Funds in the ING Funds complex; (10) the information that had been provided by DSL at regular Board meetings, and in anticipation of the September meeting; and (11) “fall-out benefits” to DSL and its affiliates that were anticipated to arise from DSL’s management of the Portfolio.

After its deliberation, the Board reached the following conclusions: (1) each Portfolio’s proposed management fee rate is reasonable in the context of all factors considered by the Board; (2) each Portfolio’s estimated expense ratio is reasonable in the context of all factors considered by the Board; and (3) DSL maintains an appropriate compliance program, with this conclusion based upon the Board’s previous and ongoing review of the compliance program. Based on these conclusions and other factors, the Board voted to approve the Advisory Contract for each of the Portfolios. During its deliberations, different Board members may have given different weight to different individual factors and related conclusions.

33

Investment Adviser

Directed Services LLC

1475 Dunwoody Drive

West Chester, Pennsylvania 19380

Administrator

ING Funds Services, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Distributor

ING Funds Distributor, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Transfer Agent

DST Systems, Inc.

P.O. Box 419368

Kansas City, Missouri 64141

Custodian

The Bank of New York Mellon Corporation

One Wall Street

New York, New York 10286

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-UISOL	(0608-082608)

Semi-Annual Report

June 30, 2008

Adviser Class (“ADV”), Initial Class (“I”),

Service Class (“S”) and Class T

ING Partners, Inc.

■	ING Solution Growth and Income Portfolio

■	ING Solution Growth Portfolio

■	ING Solution Income Portfolio

■	ING Solution 2015 Portfolio

■	ING Solution 2025 Portfolio

■	ING Solution 2035 Portfolio

■	ING Solution 2045 Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds’ website at www.ingfunds.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds’ website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Dear Shareholder,

The first half of the year has been a challenging period for investors. We have seen a variety of industries impacted by an economic uncertainty and market volatility.

Often what happens in these situations is that anxiety clouds sound investment principles. Market corrections are a natural part of the investing and attempts to “time” buy-and-sell decisions often backfire and, in fact, hinder achieving long-term investment goals. Research bears this out. Based on Bloomberg research, if you were fully invested in domestic equities between December 1997 and December 2007, a $10,000 investment would have grown to more than $17,000. However, had you missed the “best” 10 days of that ten-year period, your $10,000 would have grown to less than $12,000. Missing the “best” 20 days of that ten-year cycle would have been even costlier, resulting in your original $10,000 investment being worth less than $8,000.(1)

No one knows when those “best” days will occur, but history tells us that, when investing, staying focused on the long term may be the prudent strategy.

ING encourages you to take this opportunity to meet with your financial professionals to ensure your portfolio reflects your goals and risk tolerance. In doing this, many investors discover that building a well-diversified investment portfolio, one made up of allocations to a wide range of asset classes, may be the best way to withstand market volatility.

At ING Funds we strive to offer our clients quality investments. I thank you for your continued support and confidence and we look forward to serving you in the future.

Sincerely,

Shaun Mathews,

CEO

ING Funds

August 8, 2008

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice. Consider the fund’s investment objectives, risks, and charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

(1)	Bloomberg calculations based on performance of the Standard & Poor’s 500® Composite Stock Price Index (“S&P 500® Index”) between December 31, 1997 and December 31, 2007.

1

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2008

The first half of 2008 carried on where 2007 left off, with mutually reinforcing financial dislocation and economic weakness driving investors from risky assets. A six-week rally fizzled in mid-May and global equities in the form of the Morgan Stanley Capital International (“MSCI”) World® Index(1) measured in local currencies, including net reinvested dividends (“MSCI” for regions discussed below) declined, returning (12.8)% through June 30, 2008. In currencies, the dollar fell 6.8% and 5.5% against the euro and yen respectively, but edged up 0.1% against the pound, as the UK economy faced challenges roughly similar to those in the United States.

It was clear that the credit crisis that surfaced in 2007 had its roots in the real economy, as the drumbeat of news was monotonously bad.

The housing market continued its inexorable march down. By the end of June, house prices were down 15.3% year-over-year, by one measure. The pace of new home sales was the second lowest since 1991, and although existing home sales rebounded from the slowest pace in nine years, it was pointed out that about one-third of purchases reflected foreclosures or other distressed sales.

The February 2008 payrolls report showed the first fall in over four years. Payrolls fell again in the next four reports. The June unemployment report disclosed the biggest increase in two decades: by 0.5% to 5.5%.

First quarter gross domestic product (“GDP”) grew at just 0.96% annualized, with profits from current production down for the third straight quarter.

Back in the financial sector, write-downs of asset-backed securities continued apace, but with some unsettling variations on the theme. Merrill Lynch’s $10 to $20 billion of write-downs included the guarantees of monoline insurers. Moody’s Investors Service (“Moody’s”) put their Aaa ratings up for review on January 17, 2008. Now the status and viability of insured municipal debt, which reflects the credit rating of the insurers, was in doubt.

The following Monday, with U.S. exchanges closed for a holiday, major international stock markets sold off by about 6%. On Tuesday, the Federal Reserve Board (the “Fed”) acted, cutting the federal funds and discount rates by 75 basis points. Eight days later, at their regular meeting, the Federal Open Market Committee (“FOMC”) cut the federal funds and discount rates again, this time by 50 basis points.

Despite stubbornly high inflation, there was now no doubt about the required direction of policy. Congress agreed in February 2008 to spend $117 billion in tax rebates as part of a $168 billion plan to stimulate the economy. In March 2008, the Fed reduced the discount rate further, by 100 basis points to 2.5% and the federal funds rate by 75 basis points to 2.25%. Events took another remarkable turn when Bear Stearns, an investment bank near the eye of the storm since the credit crisis blew in, was laid low in days by rumors of insolvency due to liquidity problems. Over a weekend, the Fed brokered the sale of Bear Stearns, a $90 stock in December 2007, to JP Morgan for just $10 per share.

The trauma of Bear Stearns’ forced sale proved that some market players were indeed too connected to fail. The Fed followed this up by opening the discount window to other primary dealers. This might at least draw a line under the threat of systemic failure that Bear Stearns may have posed. The relief rally was sustained on the last day of April 2008 when the FOMC reduced the federal funds rate by 0.25% to 2%, and barely hinted that they might be done.

However, the underlying problems had not disappeared and the rally soon failed. The price of oil was still moving up and on the second to last day of June settled above $140 per barrel for the first time. But it was really all commodities, as well as food, whose prices were on the rise. It was little surprise when headline Consumer Price Index (“CPI”) inflation was reported in June at 4.2% year-over-year, and June ended with consumer confidence the lowest since May 1980.

In U.S. fixed income markets, a flight to safety in the first quarter was partly reversed. Treasury Bill yields fell 143 basis points to 1.71%, while 10-year Treasury Note yields lost 5 basis points to 3.98%. The Lehman Brothers® U.S. Aggregate Bond (“LBAB”) Index(2) of investment grade bonds returned 1.13% through June 30, 2008, but the Lehman Brothers® High Yield Bond — 2% Issuer Constrained Composite Index(3) returned (1.08)% for the same period.

U.S. equities, represented by the Standard & Poor’s 500® (“S&P 500®”) Composite Stock Price Index(4) including dividends, returned (11.9)% through June 30, 2008. Profits for S&P 500® companies suffered their third straight quarter of decline, latterly by more than 25%. In both returns and profits, it was the financials

2

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2008

within the S&P 500® Index that led the way down, often cutting dividends along the way.

In international markets, the MSCI Japan® Index (5) returned (10.4)% through June 30, 2008. While there was some encouraging news like quarterly GDP growth of 1%, its main source, exports, faced the twin threats of a slowing world economy and a higher yen. The MSCI Europe ex UK® Index(6) returned (19.6)% through June 30, 2008 . Business and consumer confidence faded as banks continued to write down asset-backed securities in huge volumes and toughened credit standards. Consumer price inflation driven by food and energy surged to 4.0%, a 16-year high, and the European Central Bank threatened a July rate increase. In the UK, the MSCI UK® Index(7) returned (11.2)% through June 30, 2008. The country remained in the grip of the worst housing slump since the early 1990s and house prices fell year-over-year at the fastest rate since 1992. The Bank of England (the “Bank”) cut rates twice to 5.0%, but with inflation now up to 3.3%, it was clear that the Bank was out of ammunition.

(1) The MSCI World® Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2) The LBAB Index is an unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(3) The Lehman Brothers® High Yield Bond — 2% Issuer Constrained Composite Index is an unmanaged index that measures the performance of fixed-income securities.

(4) The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(5) The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(6) The MSCI Europe ex UK® Index is a free float adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(7) The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

3

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including exchange fees; and (2) ongoing costs including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period (except as noted) and held for the entire period from January 1, 2008 to June 30, 2008. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your annuity contract. Expenses would have been higher if such charges were included.

Actual Expenses

The first section of the table shown, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

ING Solution Growth and Income Portfolio	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2008**
Actual Portfolio Return
Class ADV	$1,000.00	$940.00	0.62%	$2.99
Class I	1,000.00	944.20	0.12	0.58
Class S	1,000.00	942.10	0.37	1.79
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,021.78	0.62%	$3.12
Class I	1,000.00	1,024.27	0.12	0.60
Class S	1,000.00	1,023.02	0.37	1.86

*	Expense ratio do not include expense of Underlying Funds.
**	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

4

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED) (CONTINUED)

ING Solution Growth Portfolio	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2008**
Actual Portfolio Return
Class ADV	$1,000.00	$911.30	0.62%	$2.95
Class I	1,000.00	914.70	0.12	0.57
Class S	1,000.00	913.50	0.37	1.76
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,021.78	0.62%	$3.12
Class I	1,000.00	1,024.27	0.12	0.60
Class S	1,000.00	1,023.02	0.37	1.86
ING Solution Income Portfolio
Actual Portfolio Return
Class ADV	$1,000.00	$969.70	0.62%	$3.04
Class I	1,000.00	972.60	0.12	0.59
Class S	1,000.00	971.60	0.37	1.81
Class T	1,000.00	968.80	0.82	4.01
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,021.78	0.62%	$3.12
Class I	1,000.00	1,024.27	0.12	0.60
Class S	1,000.00	1,023.02	0.37	1.86
Class T	1,000.00	1,020.79	0.82	4.12
ING Solution 2015 Portfolio
Actual Portfolio Return
Class ADV	$1,000.00	$934.70	0.62%	$2.98
Class I	1,000.00	936.50	0.12	0.58
Class S	1,000.00	936.10	0.37	1.78
Class T	1,000.00	933.20	0.82	3.94
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,021.78	0.62%	$3.12
Class I	1,000.00	1,024.27	0.12	0.60
Class S	1,000.00	1,023.02	0.37	1.86
Class T	1,000.00	1,020.79	0.82	4.12
ING Solution 2025 Portfolio
Actual Portfolio Return
Class ADV	$1,000.00	$905.60	0.62%	$2.94
Class I	1,000.00	907.80	0.12	0.57
Class S	1,000.00	906.40	0.37	1.75
Class T	1,000.00	904.10	0.82	3.88
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,021.78	0.62%	$3.12
Class I	1,000.00	1,024.27	0.12	0.60
Class S	1,000.00	1,023.02	0.37	1.86
Class T	1,000.00	1,020.79	0.82	4.12

*	Expense ratio do not include expense of Underlying Funds.
**	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

5

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED) (CONTINUED)

ING Solution 2035 Portfolio	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2008**
Actual Portfolio Return
Class ADV	$1,000.00	$892.30	0.62%	$2.92
Class I	1,000.00	894.60	0.12	0.57
Class S	1,000.00	893.90	0.37	1.74
Class T	1,000.00	891.50	0.82	3.86
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,021.78	0.62%	$3.12
Class I	1,000.00	1,024.27	0.12	0.60
Class S	1,000.00	1,023.02	0.37	1.86
Class T	1,000.00	1,020.79	0.82	4.12
ING Solution 2045 Portfolio
Actual Portfolio Return
Class ADV	$1,000.00	$884.30	0.62%	$2.90
Class I	1,000.00	886.60	0.12	0.56
Class S	1,000.00	885.10	0.37	1.73
Class T	1,000.00	883.30	0.82	3.84
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,021.78	0.62%	$3.12
Class I	1,000.00	1,024.27	0.12	0.60
Class S	1,000.00	1,023.02	0.37	1.86
Class T	1,000.00	1,020.79	0.82	4.12

*	Expense ratios do not include expense of the Underlying Funds.
**	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

6

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2008 (UNAUDITED)

	ING Solution Growth and Income Portfolio	ING Solution Growth Portfolio	ING Solution Income Portfolio
ASSETS:
Investments in affiliated underlying funds at value*	$4,971	$2,721	$229,237,466
Receivables:
Investment in affiliated underlying funds sold	—	—	605,711
Fund shares sold	—	—	151,708

Total assets	4,971	2,721	229,994,885

LIABILITIES:
Payable for fund shares redeemed	—	—	757,419
Payable to affiliates	1	2	88,310

Total liabilities	1	2	845,729

NET ASSETS	$4,970	$2,719	$229,149,156

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$5,156	$3,027	$227,539,269
Undistributed net investment income	49	30	4,141,743
Accumulated net realized gain (loss) on investments	(68)	(135)	3,286,278
Net unrealized depreciation on investments	(167)	(203)	(5,818,134)

NET ASSETS	$4,970	$2,719	$229,149,156

* Cost of investments in affiliated underlying funds	$5,138	$2,924	$235,055,600

Class ADV:
Net assets	$950	$902	$107,464,101
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	101	101	9,600,817
Net asset value and redemption price per share	$9.40	$8.94	$11.19
Class I:
Net assets	$957	$910	$25,441,857
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	101	101	2,235,111
Net asset value and redemption price per share	$9.48	$9.01	$11.38
Class S:
Net assets	$3,063	$907	$95,072,769
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	325	101	8,415,300
Net asset value and redemption price per share	$9.44	$8.98	$11.30
Class T:
Net assets	n/a	n/a	$1,170,429
Shares authorized	n/a	n/a	100,000,000
Par value	n/a	n/a	$0.001
Shares outstanding	n/a	n/a	104,680
Net asset value and redemption price per share	n/a	n/a	$11.18

See Accompanying Notes to Financial Statements

7

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2008 (UNAUDITED)

	ING Solution 2015 Portfolio	ING Solution 2025 Portfolio	ING Solution 2035 Portfolio	ING Solution 2045 Portfolio
ASSETS:
Investments in affiliated underlying funds at value*	668,260,500	928,677,356	727,436,727	408,933,093
Receivables:
Fund shares sold	2,310,348	1,860,644	1,107,478	787,595

Total assets	670,570,848	930,538,000	728,544,205	409,720,688

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	1,958,007	1,635,077	1,049,581	621,528
Payable for fund shares redeemed	352,341	225,567	57,897	166,067
Payable to affiliates	253,250	357,897	283,874	174,967

Total liabilities	2,563,598	2,218,541	1,391,352	962,562

NET ASSETS	$668,007,250	$928,319,459	$727,152,853	$408,758,126

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$682,462,507	$972,673,118	$766,108,028	$433,919,075
Undistributed net investment income	11,150,282	11,243,947	8,565,389	3,250,930
Accumulated net realized gain on investments	7,686,023	4,271,237	4,973,040	2,520,978
Net unrealized depreciation on investments	(33,291,562)	(59,868,843)	(52,493,604)	(30,932,857)

NET ASSETS	$668,007,250	$928,319,459	$727,152,853	$408,758,126

* Cost of investments in affiliated underlying funds	$701,552,062	$988,546,199	$779,930,331	$439,865,950

Class ADV:
Net assets	$279,300,111	$401,915,792	$315,879,584	$169,962,725
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	24,366,150	34,904,950	26,835,158	14,070,647
Net asset value and redemption price per share	$11.46	$11.51	$11.77	$12.08
Class I:
Net assets	$59,480,434	$86,438,035	$58,027,567	$39,220,248
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	5,103,602	7,374,754	4,849,011	3,195,898
Net asset value and redemption price per share	$11.65	$11.72	$11.97	$12.27
Class S:
Net assets	$326,275,329	$432,804,907	$346,538,357	$196,640,662
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	28,208,088	37,234,656	29,177,090	16,154,282
Net asset value and redemption price per share	$11.57	$11.62	$11.88	$12.17
Class T:
Net assets	$2,951,376	$7,160,725	$6,707,345	$2,934,491
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	257,444	622,419	571,002	243,883
Net asset value and redemption price per share	$11.46	$11.50	$11.75	$12.03

See Accompanying Notes to Financial Statements

8

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

	ING Solution Growth and Income Portfolio	ING Solution Growth Portfolio	ING Solution Income Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$10	$6	$845,207

Total investment income	10	6	845,207

EXPENSES:
Investment management fees	2	2	110,919
Distribution and service fees:
Class ADV	2	3	262,931
Class S	2	2	117,074
Class T	—	—	4,920
Administrative service fees	—	—	22,182

Total expenses	6	7	518,026
Net waived and reimbursed fees	—	—	(328)

Net expenses	6	7	517,698

Net investment income (loss)	4	(1)	327,509

REALIZED AND UNREALIZED GAIN (LOSS) ON AFFILIATED UNDERLYING FUNDS:
Realized gain distributions from affiliated underlying funds	13	15	755,962
Net realized loss on affiliated underlying funds	(89)	(158)	(723,340)
Net realized gain (loss) on affiliated underlying funds	(76)	(143)	32,622
Net change in unrealized appreciation or depreciation on affiliated underlying funds	(124)	(117)	(7,090,345)

Net realized and unrealized loss on affiliated underlying funds	(200)	(260)	(7,057,723)

Decrease in net assets resulting from operations	$(196)	$(261)	$(6,730,214)

See Accompanying Notes to Financial Statements

9

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

	ING Solution 2015 Portfolio	ING Solution 2025 Portfolio	ING Solution 2035 Portfolio	ING Solution 2045 Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$2,247,475	$1,952,086	$1,426,164	$54,335

Total investment income	2,247,475	1,952,086	1,426,164	54,335

EXPENSES:
Investment management fees	318,715	450,900	353,719	195,681
Distribution and service fees:
Class ADV	660,974	953,920	754,692	394,794
Class S	392,631	540,275	431,711	245,457
Class T	12,073	28,692	28,419	11,466
Administrative service fees	63,739	90,173	70,739	39,134

Total expenses	1,448,132	2,063,960	1,639,280	886,532
Net waived and reimbursed fees	(805)	(1,913)	(1,895)	(764)

Net expenses	1,447,327	2,062,047	1,637,385	885,768

Net investment income (loss)	800,148	(109,961)	(211,221)	(831,433)

REALIZED AND UNREALIZED GAIN (LOSS) ON AFFILIATED UNDERLYING FUNDS:
Realized gain distributions from affiliated underlying funds	4,092,202	5,513,064	4,887,651	3,059,250
Net realized loss on affiliated underlying funds	(9,386,720)	(25,558,146)	(21,725,352)	(12,737,117)
Net realized loss on affiliated underlying funds	(5,294,518)	(20,045,082)	(16,837,701)	(9,677,867)
Net change in unrealized appreciation or depreciation on affiliated underlying funds	(37,910,738)	(68,056,265)	(61,902,355)	(36,892,241)

Net realized and unrealized loss on affiliated underlying funds	(43,205,256)	(88,101,347)	(78,740,056)	(46,570,108)

Decrease in net assets resulting from operations	$(42,405,108)	$(88,211,308)	$(78,951,277)	$(47,401,541)

See Accompanying Notes to Financial Statements

10

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Solution Growth and Income Portfolio		ING Solution Growth Portfolio
	Six Months Ended June 30, 2008	July 2, 2007(1) to December 31, 2007	Six Months Ended June 30, 2008	July 2, 2007(1) to December 31, 2007
FROM OPERATIONS:
Net investment income (loss)	$4	$40	$(1)	$26
Net realized gain (loss) on affiliated underlying funds	(76)	10	(143)	10
Net change in unrealized appreciation or depreciation on affiliated underlying funds	(124)	(43)	(117)	(86)

Increase (decrease) in net assets resulting from operations	(196)	7	(261)	(50)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	2,129	3,030	—	3,030

Net increase in net assets resulting from capital share transactions	2,129	3,030	—	3,030

Net increase (decrease) in net assets	1,933	3,037	(261)	2,980

NET ASSETS:
Beginning of period	3,037	—	2,980	—

End of period	$4,970	$3,037	$2,719	$2,980

Undistributed net investment income at end of period	$49	$45	$30	$31

(1)	Commencement of operations

See Accompanying Notes to Financial Statements

11

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Solution Income Portfolio		ING Solution 2015 Portfolio
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007
FROM OPERATIONS:
Net investment income	$327,509	$3,722,203	$800,148	$8,669,638
Net realized gain (loss) on affiliated underlying funds	32,622	3,403,134	(5,294,518)	14,733,940
Net change in unrealized appreciation or depreciation on affiliated underlying funds	(7,090,345)	(782,798)	(37,910,738)	(7,974,407)

Increase (decrease) in net assets resulting from operations	(6,730,214)	6,342,539	(42,405,108)	15,429,171

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(374,184)	—	(929,591)
Class I	—	(67,894)	—	(173,501)
Class S	—	(451,344)	—	(1,359,222)
Net realized gains:
Class ADV	—	(52,417)	—	(272,277)
Class I	—	(9,059)	—	(46,931)
Class S	—	(65,686)	—	(407,766)
Class T	—	(1,873)	—	(7,683)

Total distributions	—	(1,022,457)	—	(3,196,971)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	68,642,980	144,337,737	159,656,122	335,555,784
Reinvestment of distributions	—	1,022,457	—	3,196,971

	68,642,980	145,360,194	159,656,122	338,752,755
Cost of shares redeemed	(34,987,097)	(28,865,911)	(33,399,221)	(48,897,153)

Net increase in net assets resulting from capital share transactions	33,655,883	116,494,283	126,256,901	289,855,602

Net increase in net assets	26,925,669	121,814,365	83,851,793	302,087,802

NET ASSETS:
Beginning of period	202,223,487	80,409,122	584,155,457	282,067,655

End of period	$229,149,156	$202,223,487	$668,007,250	$584,155,457

Undistributed net investment income at end of period	$4,141,743	$3,814,234	$11,150,282	$10,350,134

See Accompanying Notes to Financial Statements

12

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Solution 2025 Portfolio		ING Solution 2035 Portfolio
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007
FROM OPERATIONS:
Net investment income (loss)	$(109,961)	$7,723,982	$(211,221)	$4,786,912
Net realized gain (loss) on affiliated underlying funds	(20,045,082)	28,126,529	(16,837,701)	25,906,738
Net change in unrealized appreciation or depreciation on affiliated underlying funds	(68,056,265)	(14,894,305)	(61,902,355)	(10,954,687)

Increase (decrease) in net assets resulting from operations	(88,211,308)	20,956,206	(78,951,277)	19,738,963

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(1,055,258)	—	(859,961)
Class I	—	(166,637)	—	(138,756)
Class S	—	(1,523,586)	—	(1,303,842)
Net realized gains:
Class ADV	—	(794,407)	—	(533,769)
Class I	—	(113,925)	—	(78,913)
Class S	—	(1,203,303)	—	(838,184)
Class T	—	(31,400)	—	(28,825)

Total distributions	—	(4,888,516)	—	(3,782,250)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	206,209,620	473,518,467	158,173,640	372,578,074
Reinvestment of distributions	—	4,888,516	—	3,782,250

	206,209,620	478,406,983	158,173,640	376,360,324
Cost of shares redeemed	(49,295,137)	(44,151,502)	(31,464,921)	(34,277,635)

Net increase in net assets resulting from capital share transactions	156,914,483	434,255,481	126,708,719	342,082,689

Net increase in net assets	68,703,175	450,323,171	47,757,442	358,039,402

NET ASSETS:
Beginning of period	859,616,284	409,293,113	679,395,411	321,356,009

End of period	$928,319,459	$859,616,284	$727,152,853	$679,395,411

Undistributed net investment income at end of period	$11,243,947	$11,353,908	$8,565,389	$8,776,610

See Accompanying Notes to Financial Statements

13

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Solution 2045 Portfolio
	Six Months Ended June 30, 2008	Year Ended December 31, 2007
FROM OPERATIONS:
Net investment income (loss)	$(831,433)	$1,353,864
Net realized gain (loss) on affiliated underlying funds	(9,677,867)	14,994,399
Net change in unrealized appreciation or depreciation on affiliated underlying funds	(36,892,241)	(5,337,828)

Increase (decrease) in net assets resulting from operations	(47,401,541)	11,010,435

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(242,428)
Class I	—	(56,679)
Class S	—	(396,764)
Net realized gains:
Class ADV	—	(240,224)
Class I	—	(48,646)
Class S	—	(410,575)
Class T	—	(9,245)

Total distributions	—	(1,404,561)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	98,126,118	222,131,104
Reinvestment of distributions	—	1,404,561

	98,126,118	223,535,665
Cost of shares redeemed	(21,990,062)	(18,197,614)

Net increase in net assets resulting from capital share transactions	76,136,056	205,338,051

Net increase in net assets	28,734,515	214,943,925

NET ASSETS:
Beginning of period	380,023,611	165,079,686

End of period	$408,758,126	$380,023,611

Undistributed net investment income at end of period	$3,250,930	$4,082,363

See Accompanying Notes to Financial Statements

14

ING SOLUTION GROWTH AND INCOME PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV				Class I		Class S
	Six Months Ended June 30, 2008		July 2, 2007(1) to December 31, 2007		Six Months Ended June 30, 2008	July 2, 2007(1) to December 31, 2007	Six Months Ended June 30, 2008	July 2, 2007(1) to December 31, 2007
Per Share Operating Performance:
Net asset value, beginning of period	$10.00		10.00		10.04	10.00	10.02	10.00
Income (loss) from investment operations:
Net investment income	$0.00	*,**	0.13		0.03 **	0.15	0.01 **	0.14
Net realized and unrealized loss on investments	$(0.60)		(0.13)		(0.59)	(0.11)	(0.59)	(0.12)
Total from investment operations	$(0.60)		—		(0.56)	0.04	(0.58)	0.02
Net asset value, end of period	$9.40		10.00		9.48	10.04	9.44	10.02
Total Return(2)%	(6.00)		0.00	*	(5.58)	0.40	(5.79)	0.20
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1		1		1	1	3	1
Ratios to average net assets:
Expenses(3)(4)%	0.62		0.62		0.12	0.12	0.37	0.37
Net investment income(3)%	(0.01)		2.55		0.49	3.04	0.25	2.79
Portfolio turnover rate %	41		7		41	7	41	7
(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.

(3)	Annualized for periods less than one year.
(4)	Expense ratios do not include expenses of Underlying Funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
*	Amount is less than $0.005 and 0.005%.
**	Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

15

ING SOLUTION GROWTH PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV		Class I		Class S
	Six Months Ended June 30, 2008	July 2, 2007(1) to December 31, 2007	Six Months Ended June 30, 2008	July 2, 2007(1) to December 31, 2007	Six Months Ended June 30, 2008	July 2, 2007(1) to December 31, 2007
Per Share Operating Performance:
Net asset value, beginning of period	$9.81	10.00	9.85	10.00	9.83	10.00
Income (loss) from investment operations:
Net investment income	$(0.01)	0.08	0.01 *	0.11	0.00 **	0.09
Net realized and unrealized loss on investments	$(0.86)	(0.27)	(0.85)	(0.26)	(0.85)	(0.26)
Total from investment operations	$(0.87)	(0.19)	(0.84)	(0.15)	(0.85)	(0.17)
Net asset value, end of period	$8.94	9.81	9.01	9.85	8.98	9.83
Total Return(2)%	(8.87)	(1.90)	(8.53)	(1.50)	(8.65)	(1.70)
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1	1	1	1	1	1
Ratios to average net assets:
Expenses(3)(4)%	0.62	0.62	0.12	0.12	0.37	0.37
Net investment income(3)%	(0.19)	1.58	0.31	2.28	0.05	1.83
Portfolio turnover rate %	48	8	48	8	48	8

(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.

(3)	Annualized for periods less than one year.
(4)	Expense ratios do not include expenses of Underlying Funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
*	Calculated using average number of shares outstanding throughout the period.
**	Amount is less than $0.005.

See Accompanying Notes to Financial Statements

16

ING SOLUTION INCOME PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV							Class I
	Six Months Ended June 30, 2008	Year Ended December 31,				April 29, 2005(1) to December 31, 2005		Six Months Ended June 30, 2008		Year Ended December 31,				April 29, 2005(1) to December 31, 2005
		2007		2006						2007		2006
Per Share Operating Performance:
Net asset value, beginning of period	$11.54	11.08		10.36		10.02		11.70		11.18		10.41		10.02
Income (loss) from investment operations:
Net investment income	$0.01 *	0.32	*	0.57	*	0.54	*	0.04	*	0.37	*	0.42	*	0.29
Net realized and unrealized gain (loss) on investments	$(0.36)	0.22		0.17		(0.20)		(0.36)		0.24		0.37		0.10
Total from investment operations	$(0.35)	0.54		0.74		0.34		(0.32)		0.61		0.79		0.39
Less distributions from:
Net investment income	$—	0.07		0.02		—		—		0.08		0.02		—
Net realized gains on investments	$—	0.01		0.00	**	—		—		0.01		0.00	**	—
Total distributions	$—	0.08		0.02		—		—		0.09		0.02		—
Net asset value, end of period	$11.19	11.54		11.08		10.36		11.38		11.70		11.18		10.41
Total Return(2)%	(3.03)	4.91		7.21		3.39		(2.74)		5.44		7.66		3.89
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$107,464	93,760		20,477		188		25,442		18,104		3,053		1
Ratios to average net assets:
Expenses(3)(4)%	0.62	0.62		0.62		0.62		0.12		0.12		0.12		0.12
Net investment income(3)%	0.14	2.80		5.29		7.93		0.65		3.20		3.89		4.27
Portfolio turnover rate %	52	35		32		21		52		35		32		21

	Class S									Class T
	Six Months Ended June 30, 2008	Year Ended December 31,				April 29, 2005(1) to December 31, 2005		Six Months Ended June 30, 2008		Year Ended December 31,				August 31, 2005(1) to December 31, 2005
		2007		2006						2007		2006
Per Share Operating Performance:
Net asset value, beginning of period	$11.63	11.13		10.39		10.02		11.54		11.03		10.34		10.28
Income (loss) from investment operations:
Net investment income	$0.02 *	0.30	*	0.36	*	0.36	*	0.00	*,**	0.20		0.10	*	0.12
Net realized and unrealized gain (loss) on investments	$(0.35)	0.28		0.40		0.01		(0.36)		0.32		0.61		(0.06)
Total from investment operations	$(0.33)	0.58		0.76		0.37		(0.36)		0.52		0.71		0.06
Less distributions from:
Net investment income	$—	0.07		0.02		—		—		—		0.02		—
Net realized gains on investments	$—	0.01		0.00	**	—		—		0.01		0.00	**	—
Total distributions	$—	0.08		0.02		—		—		0.01		0.02		—
Net asset value, end of period	$11.30	11.63		11.13		10.39		11.18		11.54		11.03		10.34
Total Return(2)%	(2.84)	5.23		7.37		3.69		(3.12)		4.72		6.93		0.58
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$95,073	88,723		54,634		507		1,170		1,636		2,245		103
Ratios to average net assets:
Gross expenses prior to expense waiver(3)(4)%	0.37	0.37		0.37		0.37		0.87		0.87		0.87		0.87
Net expenses after expense waiver(3)(4)%	0.37	0.37		0.37		0.37		0.82		0.82		0.82		0.82
Net investment income after expense waiver(3)%	0.39	2.61		3.28		5.22		(0.05)		1.75		0.94		6.36
Portfolio turnover rate %	52	35		32		21		52		35		32		21
(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.
(4)	Expense ratios do not include expenses of Underlying Funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
*	Calculated using average number of shares outstanding throughout the period.
**	Amount is less than $0.005.

See Accompanying Notes to Financial Statements

17

ING SOLUTION 2015 PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV								Class I
	Six Months Ended June 30, 2008		Year Ended December 31,				April 29, 2005(1) to December 31, 2005		Six Months Ended June 30, 2008		Year Ended December 31,				April 29, 2005(1) to December 31, 2005
			2007		2006						2007		2006
Per Share Operating Performance:
Net asset value, beginning of period	$12.26		11.84		10.74		10.04		12.44		11.95		10.80		10.04
Income from investment operations:
Net investment income	$0.00	*,**	0.24	*	0.40	*	0.44	*	0.04	*	0.30	*	0.33	*	0.11
Net realized and unrealized gain on investments	$(0.80)		0.27		0.73		0.26		(0.83)		0.28		0.85		0.65
Total from investment operations	$(0.80)		0.51		1.13		0.70		(0.79)		0.58		1.18		0.76
Less distributions from:
Net investment income	$—		0.07		0.02		—		—		0.07		0.02		—
Net realized gains on investments	$—		0.02		0.01		—		—		0.02		0.01		—
Total distributions	$—		0.09		0.03		—		—		0.09		0.03		—
Net asset value, end of period	$11.46		12.26		11.84		10.74		11.65		12.44		11.95		10.80
Total Return(2)%	(6.53)		4.30		10.54		6.97		(6.35)		4.90		10.96		7.57
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$279,300		237,369		71,923		1,032		59,480		41,863		14,384		1
Ratios to average net assets:
Expenses(3)(4)%	0.62		0.62		0.62		0.62		0.12		0.12		0.12		0.12
Net investment income(3)%	0.08		1.99		3.49		6.29		0.60		2.41		2.85		1.51
Portfolio turnover rate %	40		39		14		49		40		39		14		49

	Class S								Class T
	Six Months Ended June 30, 2008		Year Ended December 31,				April 29, 2005(1) to December 31, 2005		Six Months Ended June 30, 2008		Year Ended December 31,				August 31, 2005(1) to December 31, 2005
			2007		2006						2007		2006
Per Share Operating Performance:
Net asset value, beginning of period	$12.36		11.90		10.77		10.04		12.28		11.81		10.74		10.53
Income from investment operations:
Net investment income	$0.02	*	0.24	*	0.29	*	0.27	*	0.00	*,**	0.17		0.04	*	0.13
Net realized and unrealized gain on investments	$(0.81)		0.31		0.87		0.46		(0.82)		0.32		1.06		0.08
Total from investment operations	$(0.79)		0.55		1.16		0.73		(0.82)		0.49		1.10		0.21
Less distributions from:
Net investment income	$—		0.07		0.02		—		—		—		0.02		—
Net realized gains on investments	$—		0.02		0.01		—		—		0.02		0.01		—
Total distributions	$—		0.09		0.03		—		—		0.02		0.03		—
Net asset value, end of period	$11.57		12.36		11.90		10.77		11.46		12.28		11.81		10.74
Total Return(2)%	(6.39)		4.60		10.78		7.27		(6.68)		4.15		10.26		1.99
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$326,275		300,704		191,100		4,114		2,951		4,220		4,661		694
Ratios to average net assets:
Gross expenses prior to expense waiver(3)(4)%	0.37		0.37		0.37		0.37		0.87		0.87		0.87		0.87
Net expenses after expense waiver(3)(4)%	0.37		0.37		0.37		0.37		0.82		0.82		0.82		0.82
Net investment income after expense waiver(3)%	0.34		1.96		2.52		3.82		(0.08)		1.38		0.38		11.28
Portfolio turnover rate %	40		39		14		49		40		39		14		49

(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.

(3)	Annualized for periods less than one year.
(4)	Expense ratios do not include expenses of Underlying Funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
*	Calculated using average number of shares outstanding throughout the period.
**	Amount is less than $0.005.

See Accompanying Notes to Financial Statements

18

ING SOLUTION 2025 PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV							Class I
	Six Months Ended June 30, 2008	Year Ended December 31,				April 29, 2005(1) to December 31, 2005		Six Months Ended June 30, 2008	Year Ended December 31,				April 29, 2005(1) to December 31, 2005
		2007		2006					2007		2006
Per Share Operating Performance:
Net asset value, beginning of period	$12.71	12.28		10.97		10.05		12.91	12.41		11.03		10.05
Income from investment operations:
Net investment income	$(0.01)*	0.15	*	0.27	*	0.24	*	0.02 *	0.22	*	0.22	*	0.05	*
Net realized and unrealized gain on investments	$(1.19)	0.37		1.09		0.68		(1.21)	0.38		1.21		0.93
Total from investment operations	$(1.20)	0.52		1.35		0.92		(1.19)	0.60		1.43		0.98
Less distributions from:
Net investment income	$—	0.05		0.02		—		—	0.06		0.03		—
Net realized gains on investments	$—	0.04		0.02		—		—	0.04		0.02		—
Total distributions	$—	0.09		0.04		—		—	0.10		0.05		—
Net asset value, end of period	$11.51	12.71		12.28		10.97		11.72	12.91		12.41		11.03
Total Return(2)%	(9.44)	4.28		12.37		9.15		(9.22)	4.84		12.94		9.75
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$401,916	345,763		100,091		944		86,438	59,212		17,540		36
Ratios to average net assets:
Expenses(3)(4)%	0.62	0.62		0.62		0.62		0.12	0.12		0.12		0.12
Net investment income(3)%	(0.19)	1.16		2.29		3.37		0.32	1.74		1.87		0.79
Portfolio turnover rate %	45	39		23		47		45	39		23		47

	Class S							Class T
	Six Months Ended June 30, 2008	Year Ended December 31,				April 29, 2005(1) to December 31, 2005		Six Months Ended June 30, 2008	Year Ended December 31,				August 31, 2005(1) to December 31, 2005
		2007		2006					2007		2006
Per Share Operating Performance:
Net asset value, beginning of period	$12.82	12.34		11.00		10.05		12.72	12.25		10.97		10.68
Income from investment operations:
Net investment income	$(0.01)	0.15	*	0.19	*	0.24	*	(0.02)	0.07	*	0.02	*	0.08
Net realized and unrealized gain on investments	$(1.19)	0.42		1.19		0.71		(1.20)	0.44		1.31		0.21
Total from investment operations	$(1.20)	0.57		1.38		0.95		(1.22)	0.51		1.33		0.29
Less distributions from:
Net investment income	$—	0.05		0.02		—		—	—		0.03		—
Net realized gains on investments	$—	0.04		0.02		—		—	0.04		0.02		—
Total distributions	$—	0.09		0.04		—		—	0.04		0.05		—
Net asset value, end of period	$11.62	12.82		12.34		11.00		11.50	12.72		12.25		10.97
Total Return(2)%	(9.36)	4.64		12.59		9.45		(9.59)	4.17		12.09		2.72
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$432,805	446,724		282,074		15,503		7,161	7,917		9,588		971
Ratios to average net assets:
Gross expenses prior to expense waiver(3)(4)%	0.37	0.37		0.37		0.37		0.87	0.87		0.87		0.87
Net expenses after expense waiver(3)(4)%	0.37	0.37		0.37		0.37		0.82	0.82		0.82		0.82
Net investment income after expense waiver(3)%	0.06	1.18		1.58		3.38		(0.37)	0.53		0.19		6.79
Portfolio turnover rate %	45	39		23		47		45	39		23		47
(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.

(3)	Annualized for periods less than one year.
(4)	Expense ratios do not include expenses of Underlying Funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
*	Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

19

ING SOLUTION 2035 PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV								Class I
	Six Months Ended June 30, 2008		Year Ended December 31,				April 29, 2005(1) to December 31, 2005		Six Months Ended June 30, 2008	Year Ended December 31,				April 29, 2005(1) to December 31, 2005
			2007		2006					2007		2006
Per Share Operating Performance:
Net asset value, beginning of period	$13.19		12.65		11.13		10.07		13.38	12.76		11.19		10.07
Income from investment operations:
Net investment income	$(0.01	)*	0.12	*	0.31	*	0.34	*	0.02 *	0.19	*	0.22	*	0.98	*
Net realized and unrealized gain on investments	$(1.41)		0.51		1.23		0.72		(1.43)	0.53		1.37		0.14
Total from investment operations	$(1.42)		0.63		1.54		1.06		(1.41)	0.72		1.59		1.12
Less distributions from:
Net investment income	$—		0.05		0.01		—		—	0.06		0.01		—
Net realized gain on investments	$—		0.04		0.01		—		—	0.04		0.01		—
Total distributions	$—		0.09		0.02		—		—	0.10		0.02		—
Net asset value, end of period	$11.77		13.19		12.65		11.13		11.97	13.38		12.76		11.19
Total Return(2)%	(10.77)		5.03		13.91		10.53		(10.54)	5.66		14.29		11.12
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$315,880		279,171		73,683		542		58,028	44,254		16,647		20
Ratios to average net assets:
Expenses(3)(4)%	0.62		0.62		0.62		0.62		0.12	0.12		0.12		0.12
Net investment income(3)%	(0.21)		0.88		2.60		4.59		0.29	1.43		1.84		13.21
Portfolio turnover rate %	44		32		15		33		44	32		15		33

	Class S								Class T
	Six Months Ended June 30, 2008		Year Ended December 31,				April 29, 2005(1) to December 31, 2005		Six Months Ended June 30, 2008	Year Ended December 31,				August 31, 2005(1) to December 31, 2005
			2007		2006					2007		2006
Per Share Operating Performance:
Net asset value, beginning of period	$13.29		12.71		11.16		10.07		13.18	12.60		11.12		10.76
Income from investment operations:
Net investment income	$0.00	*,**	0.12	*	0.22	*	0.23	*	(0.03)*	0.05		0.02	*	0.12
Net realized and unrealized gain on investments	$(1.41)		0.55		1.35		0.86		(1.40)	0.57		1.48		0.24
Total from investment operations	$(1.41)		0.67		1.57		1.09		(1.43)	0.62		1.50		0.36
Less distributions from:
Net investment income	$—		0.05		0.01		—		—	—		0.01		—
Net realized gain on investments	$—		0.04		0.01		—		—	0.04		0.01		—
Total distributions	$—		0.09		0.02		—		—	0.04		0.02		—
Net asset value, end of period	$11.88		13.29		12.71		11.16		11.75	13.18		12.60		11.12
Total Return(2)%	(10.61)		5.30		14.13		10.82		(10.85)	4.89		13.56		3.35
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$346,538		347,197		222,502		4,656		6,707	8,774		8,525		460
Ratios to average net assets:
Gross expenses prior to expense waiver(3)(4)%	0.37		0.37		0.37		0.37		0.87	0.87		0.87		0.87
Net expenses after expense waiver(3)(4)%	0.37		0.37		0.37		0.37		0.82	0.82		0.82		0.82
Net investment income after expense waiver(3)%	0.03		0.93		1.85		3.16		(0.42)	0.38		0.18		15.26
Portfolio turnover rate %	44		32		15		33		44	32		15		33
(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.

(3)	Annualized for periods less than one year.
(4)	Expense ratios do not include expenses of Underlying Funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
*	Calculated using average number of shares outstanding throughout the period.
**	Amount is less than $0.005.

See Accompanying Notes to Financial Statements

20

ING SOLUTION 2045 PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV						Class I
	Six Months Ended June 30, 2008	Year Ended December 31,			April 29, 2005(1) to December 31, 2005		Six Months Ended June 30, 2008		Year Ended December 31,			April 29, 2005(1) to December 31, 2005
		2007	2006						2007	2006
Per Share Operating Performance:
Net asset value, beginning of period	$13.66	13.01	11.35		10.08		13.84		13.13	11.40		10.08
Income from investment operations:
Net investment income	$(0.04)*	0.05	0.15	*	0.19	*	0.00	*,**	0.12	0.12	*	0.08	*
Net realized and unrealized gain on investments	$(1.54)	0.66	1.53		1.08		(1.57)		0.66	1.64		1.24
Total from investment operations	$(1.58)	0.71	1.68		1.27		(1.57)		0.78	1.76		1.32
Less distributions from:
Net investment income	$—	0.03	0.00	**	—		—		0.04	0.01		—
Net realized gains on investments	$—	0.03	0.02		—		—		0.03	0.02		—
Total distributions	$—	0.06	0.02		—		—		0.07	0.03		—
Net asset value, end of period	$12.08	13.66	13.01		11.35		12.27		13.84	13.13		11.40
Total Return(2)%	(11.57)	5.51	14.82		12.60		(11.34)		5.96	15.38		13.10
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$169,963	148,649	36,741		334		39,220		28,381	10,442		2
Ratios to average net assets:
Expenses(3)(4)%	0.62	0.62	0.62		0.62		0.12		0.12	0.12		0.12
Net investment income(3)%	(0.59)	0.33	1.22		2.54		(0.07)		0.84	0.98		1.12
Portfolio turnover rate %	47	39	20		106		47		39	20		106

	Class S						Class T
	Six Months Ended June 30, 2008	Year Ended December 31,			April 29, 2005(1) to December 31, 2005		Six Months Ended June 30, 2008		Year Ended December 31,			August 31, 2005(1) to December 31, 2005
		2007	2006						2007	2006
Per Share Operating Performance:
Net asset value, beginning of period	$13.75	13.06	11.37		10.08		13.62		12.97	11.34		10.91
Income (loss) from investment operations:
Net investment income (loss)	$(0.04)	0.07	0.11	*	0.08	*	(0.05)		0.01	(0.04	)*	0.33	*
Net realized and unrealized gain on investments	$(1.54)	0.68	1.60		1.21		(1.54)		0.67	1.69		0.10
Total from investment operations	$(1.58)	0.75	1.71		1.29		(1.59)		0.68	1.65		0.43
Less distributions from:
Net investment income	$—	0.03	0.00	**	—		—		—	0.00	**	—
Net realized gains on investments	$—	0.03	0.02		—		—		0.03	0.02		—
Total distributions	$—	0.06	0.02		—		—		0.03	0.02		—
Net asset value, end of period	$12.17	13.75	13.06		11.37		12.03		13.62	12.97		11.34
Total Return(2)%	(11.49)	5.79	15.06		12.80		(11.67)		5.27	14.57		3.94
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$196,641	199,688	114,650		783		2,934		3,306	3,247		183
Ratios to average net assets:
Gross expenses prior to expense waiver(3)(4)%	0.37	0.37	0.37		0.37		0.87		0.87	0.87		0.87
Net expenses after expense waiver(3)(4)%	0.37	0.37	0.37		0.37		0.82		0.82	0.82		0.82
Net investment income (loss) after expense waiver(3)%	(0.33)	0.54	0.90		1.11		(0.81)		0.06	(0.29)		9.02
Portfolio turnover rate %	47	39	20		106		47		39	20		106

(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.

(3)	Annualized for periods less than one year.
(4)	Expense ratios do not include expenses of Underlying Funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
*	Calculated using average number of shares outstanding throughout the period.
**	Amount is less than $0.005.

See Accompanying Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED)

NOTE 1 — ORGANIZATION

Organization. ING Partners, Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). It was incorporated under the laws of Maryland on May 7, 1997. The Articles of Incorporation permit the Fund to offer separate series, each of which has its own investment objective, policies and restrictions. The Fund currently consists of thirty-eight Portfolios. The seven Portfolios included in this report are: ING Solution Growth and Income Portfolio (“Solution Growth and Income”), ING Solution Growth Portfolio (“Solution Growth”), ING Solution Income Portfolio (“Solution Income”), ING Solution 2015 Portfolio (“Solution 2015”), ING Solution 2025 Portfolio (“Solution 2025”), ING Solution 2035 Portfolio (“Solution 2035”) and ING Solution 2045 Portfolio (“Solution 2045”) (each, a “Portfolio” and collectively, the “Portfolios”). With the exception of Solution Growth and Income, Solution Growth and Solution Income, each Portfolio is structured and managed around a specific target retirement or financial goal date (“Target Date”). The investment objectives of the Portfolios are as follows: Solution Growth and Income — seeks to provide a combination of total return and stability of principal through a diversified asset allocation strategy; Solution Growth — seeks to provide capital growth through a diversified asset allocation strategy; Solution Income — seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement; and for each of Solution 2015, 2025, 2035 and 2045 Portfolios — until the day prior to the Target Date, the Portfolio will seek to provide total return consistent with an asset allocation targeted at retirement in approximately 2015, 2025, 2035 and 2045, respectively. On the Target Date, the investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement. When Solution 2015, 2025, 2035 and 2045 Portfolios reach their respective Target Date, they may be combined with the Solution Income, without a vote of shareholders, if approved by the Board of Directors (the “Board”). The Portfolios serve as an investment option in underlying variable insurance products offered by Direct Services LLC (“DSL” or “Investment Adviser”).

Shares of the Portfolios are currently being offered only to participating insurance companies for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies issued by the participating insurance companies.

The Portfolios offer at least three of the following four classes: Adviser Class (“Class ADV”), Initial Class

(“Class I”), Service Class (“Class S”) and Class T. The classes differ principally in applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolio pro rata based on the average daily net assets of each class, without discrimination between share classes. Common expenses of the Portfolios (including custodial asset-based fees, legal and audit fees, printing and mailing expenses, transfer agency out-of-pocket expenses, and fees and expenses of the independent trustees) are allocated to each Portfolio in proportion to its relative daily net assets. Expenses directly attributable to a particular Portfolio (including advisory, administration, custodial transaction-based, registration, other professional, distribution and/or service fees, certain taxes, and offering costs) are charged directly to that Portfolio. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder servicing fees.

Each Portfolio seeks to achieve its investment objective by investing in other ING Funds (“Underlying Funds”) and uses asset allocation strategies to determine how much to invest in the Underlying Funds.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A.	Security Valuation. The valuation of each Portfolio’s investments in its Underlying Funds is based on the net asset values of the Underlying Funds each business day.

Effective for fiscal years beginning after November 15, 2007, Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1”, inputs other than quoted prices for an asset that are observable are classified as “Level 2” and unobservable inputs, including the sub-adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3”. The inputs used for valuing securities are not

22

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

necessarily an indication of the risks associated with investing in those securities. A table summarizing the Portfolios’ investments under these levels of classification is included following the Portfolios of Investments.

B.	Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date.

C.	Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Each Portfolio distributes dividends and capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

D.	Federal Income Taxes. It is the policy of the Portfolios to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required.

E.	Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.	Repurchase Agreements. Certain Underlying Funds may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. An Underlying Fund will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Underlying Fund. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Underlying Fund in the event the Underlying Fund is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

G.	Indemnifications. In the normal course of business, the Fund may enter into contracts that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

NOTE 3 — INVESTMENT ADVISER AND ADMINISTRATIVE SERVICE FEES

The Portfolios entered into an investment management agreement with the Investment Adviser. For its services, each Portfolio pays the Investment Adviser a monthly fee in arrears equal to 0.10% of each Portfolio’s average daily net assets during the month.

ING Investment Management Co. (the “Consultant”) is a consultant to the Investment Adviser. DSL pays the Consultant a consulting fee of 0.03% of the first $500 million, 0.025% of the next $500 million, 0.02% of the next $1 billion and 0.01% of amounts over $2 billion based on each Portfolio’s average daily net assets. Both the Investment Adviser and the Consultant are indirect, wholly-owned subsidiaries of ING Groep. ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries. With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand. The Consultant will provide tactical allocation recommendations to the Investment Adviser. The Investment Adviser has set up an Investment Committee made up of a team of professionals to consider, review and implement the recommendations of the Consultant, and will retain discretion over implementation of the Consultant’s recommendations.

23

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 3 — INVESTMENT ADVISER AND ADMINISTRATIVE SERVICE FEES (continued)

The Consultant will provide ongoing recommendations to the Investment Committee of the Investment Adviser quarterly or as warranted by market conditions.

Under an Administrative Services Agreement between the Portfolios and ING Fund Services, LLC (“IFS”), an indirect, wholly-owned subsidiary of ING Groep, IFS provides all administrative services necessary for the Portfolios’ operations and is responsible for the supervision of the Portfolios’ other service providers. IFS also assumes all ordinary recurring direct costs of the Portfolios, such as custodian fees, director fees, transfer agency fees and accounting fees. As compensation for these services, IFS receives a monthly fee from each portfolio at an annual rate of 0.02% based on the average daily net assets of each Portfolio.

NOTE 4 — INVESTMENTS IN AFFILIATED UNDERLYING FUNDS

For the six months ended June 30, 2008, the cost of purchases and the proceeds from sales of the Underlying Funds were as follows:

	Purchases	Sales
Solution Growth and Income	$3,463	$1,331
Solution Growth	1,364	1,365
Solution Income	149,429,248	115,430,359
Solution 2015	383,029,954	255,940,036
Solution 2025	567,095,155	410,259,148
Solution 2035	440,417,417	313,897,421
Solution 2045	260,961,241	185,624,869

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class ADV and Class T of the Portfolios have adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plans”), whereby ING Funds Distributor, LLC (the “Distributor” or “IFD”), an indirect, wholly-owned subsidiary of ING Groep, is reimbursed or compensated by the Portfolios for expenses incurred in the distribution of each Portfolio’s shares (“Distribution Fees”). The Distributor may pay, on behalf of each Portfolio, out of its distribution fee, compensation to certain financial institutions for providing distribution assistance pursuant to a Distribution Services Agreement. Under the Rule 12b-1 Plan, each Portfolio makes payments to IFD at an annual rate of 0.25% and 0.50% of the Portfolio’s average daily net assets attributable to its Class ADV and Class T shares, respectively. The Distributor has contractually agreed to waive 0.05% for Class T shares so that the actual fee paid is an annual rate of 0.45%. The expense waiver will continue through at least May 1, 2009.

The Fund has also adopted a Shareholder Servicing Plan (“Service Plan”) for the Classes ADV, S and T shares of each Portfolio. The Service Plan allows the Fund’s Distributor to enter into shareholder servicing agreements with insurance companies, broker dealers or other financial intermediaries that provide administrative services related to Classes ADV, S and T shares and their shareholders including Variable Contract owners or Qualified Plan participants with interests in the Portfolios. Under the Service Plan, each Portfolio makes payments to IFD at an annual rate of 0.25% of each Portfolio’s average daily net assets attributable to its Classes ADV, S and T shares.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2008, the Portfolios had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (see Note 5):

	Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Shareholder Service and Distribution Fees	Total
Solution Growth and Income	$1	$—	$—	$1
Solution Growth	1	—	1	2
Solution Income	19,095	3,819	65,396	88,310
Solution 2015	55,763	11,152	186,335	253,250
Solution 2025	78,078	15,614	264,205	357,897
Solution 2035	61,321	12,263	210,290	283,874
Solution 2045	34,427	6,885	133,655	174,967

The Fund has adopted a Retirement Policy (“Policy”) covering all Independent Directors of the Fund who will have served as an Independent Directors for at least five years at the time of retirement. Benefits under this Policy are based on an annual rate as defined in the Policy.

At June 30, 2008, the following indirect, wholly-owned subsidiaries of ING Groep owned more than 5% of the following Series:

ING Life Insurance and Annuity Company — Solution Growth and Income (99.43%); Solution Growth (99.01%); Solution Income (78.66%); Solution 2015 (84.08%); Solution 2025 (84.12%); Solution 2035 (85.24%); Solution 2045 (85.62%).

ING National Trust — Solution Income (17.16%); Solution 2015 (14.06%); Solution 2025 (14.81%); Solution 2035 (13.24%); Solution 2045 (13.83%).

NOTE 7 — EXPENSE LIMITATIONS

The Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses to the levels listed below:

Portfolio(1)	Class ADV	Class I	Class S	Class T
Solution Growth and Income	0.62%	0.12%	0.37%	N/A
Solution Growth	0.62%	0.12%	0.37%	N/A
Solution Income	0.62%	0.12%	0.37%	0.82%
Solution 2015	0.62%	0.12%	0.37%	0.82%
Solution 2025	0.62%	0.12%	0.37%	0.82%
Solution 2035	0.62%	0.12%	0.37%	0.82%
Solution 2045	0.62%	0.12%	0.37%	0.82%

(1)	The operating expense limits apply only at the Portfolio level and do not limit the fees payable by the underlying investment companies in which the Portfolios invest.

24

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 7 — EXPENSE LIMITATIONS (continued)

The Investment Adviser may at a later date recoup from a Portfolio management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Portfolio.

As of June 30, 2008, the Portfolios did not have any waived or reimbursed fees subject to recoupment.

Outstanding reimbursement balances due to the Portfolios, if any, under their respective expense limitation agreements are reflected in Reimbursement Due from Manager on the accompanying Statements of Assets and Liabilities.

The expense limitation agreement is contractual and shall renew automatically for one-year terms unless the Investment Adviser provides written notice of the termination of the expense limitation agreement within 90 days of the end of the then current term.

NOTE 8 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Class ADV		Class I		Class S
	Six Months Ended June 30, 2008	July 2, 2007(1) to December 31, 2007	Six Months Ended June 30, 2008	July 2, 2007(1) to December 31, 2007	Six Months Ended June 30, 2008	July 2, 2007(1) to December 31, 2007
Solution Growth and Income (Number of Shares)
Shares sold	—	101	—	101	224	101

Net increase in shares outstanding	—	101	—	101	224	101

Solution Growth and Income ($)
Shares sold	$—	$1,010	$—	$1,010	$2,129	$1,010

Net increase	$—	$1,010	$—	$1,010	$2,129	$1,010

	Class ADV		Class I		Class S
	Six Months Ended June 30, 2008	July 2, 2007(1) to December 31, 2007	Six Months Ended June 30, 2008	July 2, 2007(1) to December 31, 2007	Six Months Ended June 30, 2008	July 2, 2007(1) to December 31, 2007
Solution Growth (Number of Shares)
Shares sold	—	101	—	101	—	101

Net increase in shares outstanding	—	101	—	101	—	101

Solution Growth ($)
Shares sold	$—	$1,010	$—	$1,010	$—	$1,010

Net increase	$—	$1,010	$—	$1,010	$—	$1,010

	Class ADV		Class I		Class S
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007
Solution Income (Number of Shares)
Shares sold	3,013,224	7,237,328	1,134,574	1,652,599	1,784,244	3,667,575
Reinvestment of distributions	—	38,021	—	6,774	—	45,755
Shares redeemed	(1,539,260)	(997,394)	(446,422)	(385,358)	(997,547)	(991,697)

Net increase in shares outstanding	1,473,964	6,277,955	688,152	1,274,015	786,697	2,721,633

Solution Income ($)
Shares sold	$34,625,636	$82,362,845	$13,231,751	$18,979,355	$20,655,499	$41,982,136
Reinvestment of distributions	—	426,601	—	76,953	—	517,030
Shares redeemed	(17,693,007)	(11,282,023)	(5,201,419)	(4,437,475)	(11,540,327)	(11,422,695)

Net increase	$16,932,629	$71,507,423	$8,030,332	$14,618,833	$9,115,172	$31,076,471

(1)	Commencement of operations.

25

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 8 — CAPITAL SHARES (continued)

	Class T
	Six Months Ended June 30, 2008	Year Ended December 31, 2007
Solution Income (Number of Shares)
Shares sold	11,396	89,716
Reinvestment of distributions	—	167
Shares redeemed	(48,527)	(151,644)

Net decrease in shares outstanding	(37,131)	(61,761)

Solution Income ($)
Shares sold	$130,094	$1,013,401
Reinvestment of distributions	—	1,873
Shares redeemed	(552,344)	(1,723,718)

Net decrease	$(422,250)	$(708,444)

	Class ADV		Class I		Class S
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007
Solution 2015 (Number of Shares)
Shares sold	5,887,175	14,429,321	2,019,077	2,938,413	5,397,087	9,824,043
Reinvestment of distributions	—	99,989	—	18,113	—	146,032
Shares redeemed	(876,304)	(1,250,862)	(281,391)	(794,396)	(1,517,981)	(1,704,508)

Net increase in shares outstanding	5,010,871	13,278,448	1,737,686	2,162,130	3,879,106	8,265,567

Solution 2015 ($)
Shares sold	$70,097,260	$176,412,557	$24,310,706	$36,140,606	$64,966,100	$120,665,807
Reinvestment of distributions	—	1,201,868	—	220,432	—	1,766,988
Shares redeemed	(10,424,156)	(15,207,346)	(3,374,970)	(9,783,725)	(18,286,380)	(20,959,510)

Net increase	$59,673,104	$162,407,079	$20,935,736	$26,577,313	$46,679,720	$101,473,285

	Class T
	Six Months Ended June 30, 2008	Year Ended December 31, 2007
Solution 2015 (Number of Shares)
Shares sold	23,666	191,986
Reinvestment of distributions	—	638
Shares redeemed	(109,946)	(243,672)

Net decrease in shares outstanding	(86,280)	(51,048)

Solution 2015 ($)
Shares sold	$282,056	$2,336,814
Reinvestment of distributions	—	7,683
Shares redeemed	(1,313,715)	(2,946,572)

Net decrease	$(1,031,659)	$(602,075)

26

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 8 — CAPITAL SHARES (continued)

	Class ADV		Class I		Class S
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007
Solution 2025 (Number of Shares)
Shares sold	8,681,974	19,838,440	3,014,557	3,738,402	5,114,000	13,305,242
Reinvestment of distributions	—	147,855	—	22,144	—	216,420
Shares redeemed	(970,934)	(946,702)	(226,411)	(587,751)	(2,726,959)	(1,529,397)

Net increase in shares outstanding	7,711,040	19,039,593	2,788,146	3,172,795	2,387,041	11,992,265

Solution 2025 ($)
Shares sold	$105,341,061	$252,696,867	$37,383,802	$47,618,442	$62,457,538	$170,138,444
Reinvestment of distributions	—	1,849,665	—	280,562	—	2,726,889
Shares redeemed	(11,819,791)	(11,865,610)	(2,761,775)	(7,598,424)	(33,705,744)	(19,564,309)

Net increase	$93,521,270	$242,680,922	$34,622,027	$40,300,580	$28,751,794	$153,301,024

	Class T
	Six Months Ended June 30, 2008	Year Ended December 31, 2007
Solution 2025 (Number of Shares)
Shares sold	84,643	242,058
Reinvestment of distributions	—	2,508
Shares redeemed	(84,823)	(404,703)

Net decrease in shares outstanding	(180)	(160,137)

Solution 2025 ($)
Shares sold	$1,027,219	$3,064,714
Reinvestment of distributions	—	31,400
Shares redeemed	(1,007,827)	(5,123,159)

Net increase (decrease)	$19,392	$(2,027,045)

	Class ADV		Class I		Class S
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007
Solution 2035 (Number of Shares)
Shares sold	6,268,934	15,692,755	1,712,730	2,408,122	4,603,838	9,849,051
Reinvestment of distributions	—	107,790	—	16,629	—	164,518
Shares redeemed	(598,410)	(462,668)	(172,148)	(420,452)	(1,545,893)	(1,400,827)

Net increase in shares outstanding	5,670,524	15,337,877	1,540,582	2,004,299	3,057,945	8,612,742

Solution 2035 ($)
Shares sold	$77,794,047	$206,813,701	$21,845,604	$31,958,692	$57,591,538	$130,046,033
Reinvestment of distributions	—	1,393,730	—	217,669	—	2,142,026
Shares redeemed	(7,484,058)	(6,028,697)	(2,167,454)	(5,614,492)	(19,711,454)	(18,697,541)

Net increase	$70,309,989	$202,178,734	$19,678,150	$26,561,869	$37,880,084	$113,490,518

27

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 8 — CAPITAL SHARES (continued)

	Class T
	Six Months Ended June 30, 2008	Year Ended December 31, 2007
Solution 2035 (Number of Shares)
Shares sold	76,552	286,776
Reinvestment of distributions	—	2,229
Shares redeemed	(171,410)	(299,614)

Net decrease in shares outstanding	(94,858)	(10,609)

Solution 2035 ($)
Shares sold	$942,451	$3,759,648
Reinvestment of distributions	—	28,825
Shares redeemed	(2,101,955)	(3,936,905)

Net decrease	$(1,159,504)	$(148,432)

	Class ADV		Class I		Class S
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007
Solution 2045 (Number of Shares)
Shares sold	3,551,883	8,364,192	1,340,807	1,535,768	2,701,799	6,251,430
Reinvestment of distributions	—	36,073	—	7,785	—	60,025
Shares redeemed	(366,150)	(338,761)	(195,455)	(288,482)	(1,075,533)	(559,627)

Net increase in shares outstanding	3,185,733	8,061,504	1,145,352	1,255,071	1,626,266	5,751,828

Solution 2045 ($)
Shares sold	$45,205,712	$113,782,181	$17,595,396	$21,114,561	$34,635,357	$85,467,661
Reinvestment of distributions	—	482,652	—	105,325	—	807,339
Shares redeemed	(4,669,535)	(4,627,426)	(2,503,660)	(4,002,764)	(14,147,893)	(7,686,957)

Net increase	$40,536,177	$109,637,407	$15,091,736	$17,217,122	$20,487,464	$78,588,043

	Class T
	Six Months Ended June 30, 2008	Year Ended December 31, 2007
Solution 2045 (Number of Shares)
Shares sold	54,807	131,307
Reinvestment of distributions	—	692
Shares redeemed	(53,707)	(139,533)

Net increase (decrease) in shares outstanding	1,100	(7,534)

Solution 2045 ($)
Shares sold	$689,653	$1,766,701
Reinvestment of distributions	—	9,245
Shares redeemed	(668,974)	(1,880,467)

Net increase (decrease)	$20,679	$(104,521)

28

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 9 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

No dividends or distributions were made during the six months ended June 30, 2008.

The tax composition of dividends and distributions to shareholders during the year ended December 31, 2007 was as follows:

	Ordinary Income	Long-Term Capital Gains
Solution Income	$984,130	$38,327
Solution 2015	2,966,927	230,044
Solution 2025	4,115,530	772,986
Solution 2035	3,317,791	464,459
Solution 2045	1,174,833	229,728

The tax-basis components of distributable earnings as of December 31, 2007 were:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post-October Capital Loss Deferred		Unrealized Appreciation/ (Depreciation)
Solution Growth and Income	$45	$8	$—		$(44)
Solution Growth	31	10		(1)	(87)
Solution Income	5,960,842	1,514,256	—		865,003
Solution 2015	15,871,004	7,976,453	—		4,102,394
Solution 2025	20,430,739	16,190,995	—		7,235,915
Solution 2035	18,152,248	12,933,065	—		8,910,790
Solution 2045	9,022,184	7,643,551	—		5,574,857

The Portfolios’ major tax jurisdictions are federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2003.

Under U.S. federal income tax law, as specified in the Internal Revenue Code (the “Code”) and U.S. Treasury regulations, the Portfolios must meet various technical requirements relating to fund administration, portfolio investments, and “eligible investors” in the Portfolios.

Complying with these requirements is a condition for beneficial tax treatment of certain insurance products that offer the Portfolios as investment options. The failure of the Portfolios to meet any of these complex requirements could result in an excise tax, administrative penalties imposed by the Internal Revenue Service, potential liability to insurers whose products include the Portfolios as investment options, and unanticipated costs associated with remedying a failure. It was disclosed in the Portfolio’s Annual Report for the year ended December 31, 2006, that an affiliate of a Portfolio’s investment adviser may have failed to limit the availability of Solution 2025 and Solution 2035 for investment to “eligible investors” under the Code. Management has determined that it is more likely than not the Portfolios would sustain their tax positions relative to this matter.

NOTE 10 — OTHER ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained upon challenge by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 was effective for fiscal years beginning after December 15, 2006, with early application permitted if no interim financial statements had been issued. Acknowledging the unique issues that FIN 48 presents for investment companies that calculate NAVs, the SEC indicated that they would not object if a fund implemented FIN 48 in its NAV calculation as late as its last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more likely-than-not to be sustained as of the adoption date. Management of the Portfolios has analyzed the tax positions of the Portfolios. Upon adoption of FIN 48 on June 29, 2007, management identified no uncertain tax positions that have not met the more likely-than-not standard.

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are

29

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 10 — OTHER ACCOUNTING PRONOUNCEMENTS (continued)

required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and (c) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk-related contingent features of derivative instruments. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. As of June 30, 2008, management of the Portfolios is currently assessing the impact of the expanded financial statement disclosures that will result from adopting SFAS No. 161.

NOTE 11 — CONCENTRATION OF INVESTMENT RISK

Foreign Securities: Investments in foreign securities may entail risks not present in domestic investments. Since securities in which the Underlying Fund may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Underlying Funds. Foreign investments may also subject the Underlying Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-à-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of the Underlying Funds’ investments.
Asset Allocation. Assets will be allocated among underlying portfolios and markets based on judgments made by the Adviser. There is a risk that a Portfolio may allocate assets to an Underlying Fund or market that underperforms other asset classes. For example, a Portfolio may be underweighted in assets or a market that is experiencing significant returns or overweighted in assets or a market with significant declines.

NOTE 12 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS

As discussed in earlier supplements that were previously filed with the SEC, DSL, the adviser to the ING Funds, has reported to the Boards of Directors/Trustees (the “Boards”) of the ING Funds that, like many U.S. financial services companies, DSL and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. DSL has advised the Boards that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, DSL reported that management of U.S. affiliates of ING Groep N.V., including DSL (collectively, “ING”), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING’s internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING’s variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Boards.

DSL has advised the Boards that most of the identified arrangements were initiated prior to ING’s acquisition of the businesses in question in the U.S. DSL further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, DSL has advised the Boards that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Boards are the only instances of such trading respecting the ING Funds.

DSL reported to the Boards that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, DSL advised the Boards that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe

30

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 12 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS (continued)

that ING’s acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, DSL reported that given ING’s refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•

ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. DSL reported to the Boards that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•	ING updated its Code of Conduct for employees reinforcing its employees’ obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

Other Regulatory Matters

The New York Attorney General and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices (including suitability); specific product types (including group annuities and indexed annuities); fund selection for investment products and brokerage sales; and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. ING has received formal and informal requests in connection with such investigations, and is cooperating fully with each request.

Other federal and state regulators could initiate similar actions in this or other areas of ING’s businesses. These regulatory initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which ING is engaged. In light of these and other developments, ING continuously reviews whether modifications to its business practices are appropriate. At this time, in light of the current regulatory factors, ING U.S. is actively engaged in reviewing whether any modifications in our practices are appropriate for the future.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares, or other adverse consequences to ING Funds.

NOTE 13 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2008, the Portfolios declared dividends and distributions of:

	PER SHARE AMOUNTS
	Net Investment Income	Short-Term Capital Gains	Long-Term Capital Gains	Payable Date	Record Date
Solution Growth and Income
Class ADV	$—	$—	$0.0029	August 11, 2008	August 14, 2008
Class I	$0.0082	$—	$0.0029	August 11, 2008	August 14, 2008
Class S	$0.0125	$—	$0.0029	August 11, 2008	August 14, 2008
Solution Growth
Class ADV	$—	$—	$0.0010	August 11, 2008	August 14, 2008
Class I	$—	$—	$0.0010	August 11, 2008	August 14, 2008
Class S	$0.0031	$—	$0.0010	August 11, 2008	August 14, 2008
Solution Income
Class ADV	$0.1856	$0.1075	$0.0759	August 11, 2008	August 14, 2008
Class I	$0.2137	$0.1075	$0.0759	August 11, 2008	August 14, 2008
Class S	$0.1916	$0.1075	$0.0759	August 11, 2008	August 14, 2008
Class T	$0.0751	$0.1075	$0.0759	August 11, 2008	August 14, 2008
Solution 2015
Class ADV	$0.1703	$0.0945	$0.1364	August 11, 2008	August 14, 2008
Class I	$0.2012	$0.0945	$0.1364	August 11, 2008	August 14, 2008
Class S	$0.1793	$0.0945	$0.1364	August 11, 2008	August 14, 2008
Class T	$0.0808	$0.0945	$0.1364	August 11, 2008	August 14, 2008
Solution 2025
Class ADV	$0.1327	$0.1108	$0.1977	August 11, 2008	August 14, 2008
Class I	$0.1646	$0.1108	$0.1977	August 11, 2008	August 14, 2008
Class S	$0.1401	$0.1108	$0.1977	August 11, 2008	August 14, 2008
Class T	$0.0647	$0.1108	$0.1977	August 11, 2008	August 14, 2008
Solution 2035
Class ADV	$0.1341	$0.1490	$0.2055	August 11, 2008	August 14, 2008
Class I	$0.1665	$0.1490	$0.2055	August 11, 2008	August 14, 2008
Class S	$0.1414	$0.1490	$0.2055	August 11, 2008	August 14, 2008
Class T	$0.0466	$0.1490	$0.2055	August 11, 2008	August 14, 2008
Solution 2045
Class ADV	$0.1108	$0.1419	$0.2195	August 11, 2008	August 14, 2008
Class I	$0.1424	$0.1419	$0.2195	August 11, 2008	August 14, 2008
Class S	$0.1190	$0.1419	$0.2195	August 11, 2008	August 14, 2008
Class T	$0.0413	$0.1419	$0.2195	August 11, 2008	August 14, 2008

31

ING SOLUTION PORTFOLIOS	PORTFOLIO ASSET ALLOCATION AS OF JUNE 30, 2008 (UNAUDITED)

The following table illustrates the asset allocation of the underlying portfolios as of June 30, 2008 (as a percent of net assets).

Underlying Affiliated Funds		ING Solution Growth and Income Portfolio		ING Solution Growth Portfolio	ING Solution Income Portfolio		ING Solution 2015 Portfolio		ING Solution 2025 Portfolio		ING Solution 2035 Portfolio		ING Solution 2045 Portfolio
ING Baron Small Cap Growth Portfolio – Class I	%	—		—	—		—		1.5		2.0		2.5
ING BlackRock Inflation Protected Bond Portfolio - Class I	%	3.0		—	5.0		5.0		—		—		—
ING BlackRock Large Cap Value Portfolio - Class I	%	3.0		4.0	—		3.0		4.0		5.0		5.0
ING Columbia Small Cap Value II Portfolio - Class I	%	—		—	—		—		1.5		2.0		2.5
ING Davis New York Venture Portfolio - Class I	%	5.5		8.0	5.0		6.5		6.5		5.5		5.0
ING Global Real Estate Portfolio - Class I	%	—		6.5	—		5.0		5.0		5.0		5.0
ING JPMorgan Emerging Markets Equity Portfolio - Class I	%	—		1.0	—		—		2.0		4.0		5.0
ING Julius Baer Foreign Portfolio - Class I	%	4.0		6.0	3.0		3.0		6.0		6.0		9.1
ING Legg Mason Partners Aggressive Growth Portfolio - Class I	%	3.0		4.0	—		3.0		5.1		5.0		6.0
ING Limited Maturity Bond Portfolio - Class I	%	11.0		5.0	15.0		5.0		5.0		—		—
ING Marsico Growth Portfolio - Class I	%	3.0		4.0	—		3.0		5.0		6.0		6.0
ING Marsico International Opportunities Portfolio - Class I	%	2.5		3.0	2.0		2.0		3.5		5.0		6.0
ING Oppenheimer Strategic Income Portfolio - Class I	%	—		—	6.0		8.0		4.0		—		—
ING PIMCO Core Bond Portfolio - Class I	%	10.0		3.0	17.1		5.0		—		—		—
ING Pioneer Mid Cap Value Portfolio - Class I	%	1.0		1.5	—		1.5		2.5		3.5		4.5
ING T. Rowe Price Equity Income Portfolio - Class I	%	3.0		4.0	3.0		3.0		6.0		3.5		7.0
ING T. Rowe Price Growth Equity Portfolio - Class I	%	3.0		4.0	2.0		3.0		4.0		6.0		5.0
ING UBS U.S. Large Cap Equity Portfolio - Class I	%	5.0		7.1	4.5		6.0		5.5		5.0		4.0
ING Van Kampen Comstock Portfolio - Class I	%	3.0		4.0	—		3.0		4.0		5.0		5.0
ING Van Kampen Real Estate Portfolio - Class I	%	4.0		4.5	4.9		6.0		4.9		5.0		2.0
ING VP Growth & Income Portfolio - Class I	%	4.5		6.0	4.5		5.5		5.0		4.0		4.0
ING VP Intermediate Bond Portfolio - Class I	%	22.0		17.0	23.0		17.0		11.0		4.5		2.0
ING VP International Value Portfolio - Class I	%	2.5		3.0	1.0		2.0		3.5		10.0		6.0
ING VP MidCap Opportunities Portfolio - Class I	%	1.0		1.5	—		1.5		2.5		5.0		4.5
ING VP Real Estate Portfolio - Class I	%	4.0		—	4.0		—		—		—		—
ING VP Small Company Portfolio - Class I	%	2.0		3.0	—		3.0		2.0		3.0		3.9
Other Assets and Liabilities - Net	%	(0.0	)*	(0.1)	(0.0	)*	(0.0	)*	(0.0	)*	(0.0	)*	(0.0	)*

	%	100		100	100		100		100		100		100

(*)	Amount is greater than (0.05)%

Portfolio holdings are subject to change daily.

32

ING SOLUTION GROWTH AND INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED)

Shares			Value

AFFILIATED INVESTMENT COMPANIES: 100.0%
14	ING BlackRock Inflation Protected Bond Portfolio - Class I		$150
12	ING BlackRock Large Cap Value Portfolio - Class I		150
15	ING Davis New York Venture Portfolio - Class I		273
12	ING Julius Baer Foreign Portfolio - Class I		200
3	ING Legg Mason Partners Aggressive Growth Portfolio - Class I		151
48	ING Limited Maturity Bond Portfolio - Class I		547
9	ING Marsico Growth Portfolio - Class I		150
8	ING Marsico International Opportunities Portfolio - Class I		124
43	ING PIMCO Core Bond Portfolio - Class I		496
4	ING Pioneer Mid Cap Value Portfolio - Class I		50
11	ING T. Rowe Price Equity Income Portfolio - Class I		149
3	ING T. Rowe Price Growth Equity Portfolio - Class I		150
27	ING UBS U.S. Large Cap Equity Portfolio - Class I		249
14	ING Van Kampen Comstock Portfolio - Class I		148
7	ING Van Kampen Real Estate Portfolio - Class I		197
10	ING VP Growth & Income Portfolio - Class I		223
86	ING VP Intermediate Bond Portfolio - Class I		1,093
10	ING VP International Value Portfolio - Class I		125
5	ING VP MidCap Opportunities Portfolio - Class I		50
13	ING VP Real Estate Portfolio - Class I		198
6	ING VP Small Company Portfolio - Class I		98

	Total Investments in Securities (Cost $5,138)*	100.0%	$4,971
	Other Assets and Liabilities - Net	(0.0)	(1)

	Net Assets	100.0%	$4,970

*	Cost for federal income tax purposes is $5,155.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$8
Gross Unrealized Depreciation	(192)

Net Unrealized Depreciation	$(184)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments at fair value:

	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$4,971	—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$4,971	$—

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

33

ING SOLUTION GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED)

Shares			Value

AFFILIATED INVESTMENT COMPANIES: 100.1%
9	ING BlackRock Large Cap Value Portfolio - Class I		$109
12	ING Davis New York Venture Portfolio - Class I		217
16	ING Global Real Estate Portfolio - Class I		176
1	ING JPMorgan Emerging Markets Equity Portfolio - Class I		27
10	ING Julius Baer Foreign Portfolio - Class I		164
2	ING Legg Mason Partners Aggressive Growth Portfolio - Class I		110
12	ING Limited Maturity Bond Portfolio - Class I		136
7	ING Marsico Growth Portfolio - Class I		109
5	ING Marsico International Opportunities Portfolio - Class I		82
7	ING PIMCO Core Bond Portfolio - Class I		82
4	ING Pioneer Mid Cap Value Portfolio - Class I		41
8	ING T. Rowe Price Equity Income Portfolio - Class I		108
2	ING T. Rowe Price Growth Equity Portfolio - Class I		109
20	ING UBS U.S. Large Cap Equity Portfolio - Class I		192
10	ING Van Kampen Comstock Portfolio - Class I		108
4	ING Van Kampen Real Estate Portfolio - Class I		121
7	ING VP Growth & Income Portfolio - Class I		163
36	ING VP Intermediate Bond Portfolio - Class I		463
7	ING VP International Value Portfolio - Class I		82
4	ING VP MidCap Opportunities Portfolio - Class I		41
5	ING VP Small Company Portfolio - Class I		81

	Total Investments in Securities (Cost $2,924)*	100.1%	$2,721
	Other Assets and Liabilities - Net	(0.1)	(2)

	Net Assets	100.0%	$2,719

*	Cost for federal income tax purposes is $2,936.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$9
Gross Unrealized Depreciation	(224)

Net Unrealized Depreciation	$(215)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments at fair value:

	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$2,721	—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$2,721	$—

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

34

ING SOLUTION INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED)

Shares			Value

AFFILIATED INVESTMENT COMPANIES: 100.0%
1,096,399	ING BlackRock Inflation Protected Bond Portfolio - Class I		$11,512,186
626,327	ING Davis New York Venture Portfolio - Class I		11,424,200
421,631	ING Julius Baer Foreign Portfolio - Class I		6,918,960
3,028,569	ING Limited Maturity Bond Portfolio - Class I		34,404,542
306,227	ING Marsico International Opportunities Portfolio - Class I		4,590,344
1,211,421	ING Oppenheimer Strategic Income Portfolio - Class I		13,737,515
3,335,511	ING PIMCO Core Bond Portfolio - Class I		39,092,193
519,305	ING T. Rowe Price Equity Income Portfolio - Class I		6,849,635
82,402	ING T. Rowe Price Growth Equity Portfolio - Class I		4,598,017
1,101,537	ING UBS U.S. Large Cap Equity Portfolio - Class I		10,343,436
413,252	ING Van Kampen Real Estate Portfolio - Class I		11,335,490
465,972	ING VP Growth & Income Portfolio - Class I		10,302,639
4,127,821	ING VP Intermediate Bond Portfolio - Class I		52,712,271
183,493	ING VP International Value Portfolio - Class I		2,302,835
611,214	ING VP Real Estate Portfolio - Class I		9,113,203

	Total Investments in Securities (Cost $235,055,600)*	100.0%	$229,237,466
	Other Assets and Liabilities - Net	(0.0)	(88,310)

	Net Assets	100.0%	$229,149,156

*	Cost for federal income tax purposes is $236,668,534.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$329,357
Gross Unrealized Depreciation	(7,760,425)

Net Unrealized Depreciation	$(7,431,068)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments at fair value:

	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$229,237,466	—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$229,237,466	$—

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

35

ING SOLUTION 2015 PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED)

Shares			Value

AFFILIATED INVESTMENT COMPANIES: 100.0%
3,198,291	ING BlackRock Inflation Protected Bond Portfolio - Class I		$33,582,052
1,629,265	ING BlackRock Large Cap Value Portfolio - Class I		20,121,421
2,375,276	ING Davis New York Venture Portfolio - Class I		43,325,035
3,091,960	ING Global Real Estate Portfolio - Class I		33,269,492
1,229,925	ING Julius Baer Foreign Portfolio - Class I		20,183,062
458,793	ING Legg Mason Partners Aggressive Growth Portfolio - Class I		20,246,537
2,944,937	ING Limited Maturity Bond Portfolio - Class I		33,454,481
1,215,043	ING Marsico Growth Portfolio - Class I		20,133,264
893,309	ING Marsico International Opportunities Portfolio - Class I		13,390,700
4,711,923	ING Oppenheimer Strategic Income Portfolio - Class I		53,433,204
2,861,782	ING PIMCO Core Bond Portfolio - Class I		33,540,090
874,244	ING Pioneer Mid Cap Value Portfolio - Class I		10,045,060
1,514,939	ING T. Rowe Price Equity Income Portfolio - Class I		19,982,048
360,563	ING T. Rowe Price Growth Equity Portfolio - Class I		20,119,427
4,284,431	ING UBS U.S. Large Cap Equity Portfolio - Class I		40,230,809
1,900,874	ING Van Kampen Comstock Portfolio - Class I		19,883,147
1,446,728	ING Van Kampen Real Estate Portfolio - Class I		39,683,753
1,661,404	ING VP Growth & Income Portfolio - Class I		36,733,653
8,900,274	ING VP Intermediate Bond Portfolio - Class I		113,656,502
1,070,531	ING VP International Value Portfolio - Class I		13,435,163
1,042,196	ING VP MidCap Opportunities Portfolio - Class I		10,036,346
1,242,945	ING VP Small Company Portfolio - Class I		19,775,254

	Total Investments in Securities (Cost $701,552,062)*	100.0%	$668,260,500
	Other Assets and Liabilities - Net	(0.0)	(253,250)

	Net Assets	100.0%	$668,007,250

*	Cost for federal income tax purposes is $703,985,230.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$1,723,466
Gross Unrealized Depreciation	(37,448,196)

Net Unrealized Depreciation	$(35,724,730)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments at fair value:

	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$668,260,500	—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$668,260,500	$—

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

36

ING SOLUTION 2025 PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED)

Shares			Value

AFFILIATED INVESTMENT COMPANIES: 100.0%
804,356	ING Baron Small Cap Growth Portfolio - Class I		$13,714,262
3,018,838	ING BlackRock Large Cap Value Portfolio - Class I		37,282,653
1,433,434	ING Columbia Small Cap Value II Portfolio - Class I		13,818,306
3,300,810	ING Davis New York Venture Portfolio - Class I		60,206,779
4,296,752	ING Global Real Estate Portfolio - Class I		46,233,057
801,897	ING JPMorgan Emerging Markets Equity Portfolio - Class I		18,652,128
3,418,367	ING Julius Baer Foreign Portfolio - Class I		56,095,404
1,062,615	ING Legg Mason Partners Aggressive Growth Portfolio - Class I		46,893,181
4,092,453	ING Limited Maturity Bond Portfolio - Class I		46,490,265
2,814,165	ING Marsico Growth Portfolio - Class I		46,630,718
2,172,439	ING Marsico International Opportunities Portfolio - Class I		32,564,864
3,273,974	ING Oppenheimer Strategic Income Portfolio - Class I		37,126,866
2,024,836	ING Pioneer Mid Cap Value Portfolio - Class I		23,265,367
4,210,487	ING T. Rowe Price Equity Income Portfolio - Class I		55,536,325
668,080	ING T. Rowe Price Growth Equity Portfolio - Class I		37,278,888
5,457,754	ING UBS U.S. Large Cap Equity Portfolio - Class I		51,248,310
3,522,065	ING Van Kampen Comstock Portfolio - Class I		36,840,804
1,675,369	ING Van Kampen Real Estate Portfolio - Class I		45,955,383
2,098,895	ING VP Growth & Income Portfolio - Class I		46,406,572
8,003,027	ING VP Intermediate Bond Portfolio - Class I		102,198,657
2,603,437	ING VP International Value Portfolio - Class I		32,673,131
2,413,823	ING VP MidCap Opportunities Portfolio - Class I		23,245,117
1,151,497	ING VP Small Company Portfolio - Class I		18,320,319

	Total Investments in Securities (Cost $988,546,199)*	100.0%	$928,677,356
	Other Assets and Liabilities - Net	(0.0)	(357,897)

	Net Assets	100.0%	$928,319,459

*	Cost for federal income tax purposes is $991,084,594.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$1,563,608
Gross Unrealized Depreciation	(63,970,846)

Net Unrealized Depreciation	$(62,407,238)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments at fair value:

	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$928,677,356	—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$928,677,356	$—

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

37

ING SOLUTION 2035 PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED)

Shares			Value

AFFILIATED INVESTMENT COMPANIES: 100.0%
840,008	ING Baron Small Cap Growth Portfolio - Class I		$14,322,134
2,955,620	ING BlackRock Large Cap Value Portfolio - Class I		36,501,906
1,496,971	ING Columbia Small Cap Value II Portfolio - Class I		14,430,801
2,187,600	ING Davis New York Venture Portfolio - Class I		39,901,827
3,365,417	ING Global Real Estate Portfolio - Class I		36,211,886
1,256,165	ING JPMorgan Emerging Markets Equity Portfolio - Class I		29,218,402
2,677,424	ING Julius Baer Foreign Portfolio - Class I		43,936,533
832,287	ING Legg Mason Partners Aggressive Growth Portfolio - Class I		36,728,840
2,645,021	ING Marsico Growth Portfolio - Class I		43,828,001
2,430,791	ING Marsico International Opportunities Portfolio - Class I		36,437,551
2,220,324	ING Pioneer Mid Cap Value Portfolio - Class I		25,511,528
3,297,852	ING T. Rowe Price Equity Income Portfolio - Class I		43,498,670
654,089	ING T. Rowe Price Growth Equity Portfolio - Class I		36,498,162
3,886,154	ING UBS U.S. Large Cap Equity Portfolio - Class I		36,490,986
3,448,309	ING Van Kampen Comstock Portfolio - Class I		36,069,309
1,049,783	ING Van Kampen Real Estate Portfolio - Class I		28,795,552
1,479,558	ING VP Growth & Income Portfolio - Class I		32,713,033
5,698,484	ING VP Intermediate Bond Portfolio - Class I		72,769,635
2,913,047	ING VP International Value Portfolio - Class I		36,558,743
2,646,861	ING VP MidCap Opportunities Portfolio - Class I		25,489,274
1,352,857	ING VP Small Company Portfolio - Class I		21,523,954

	Total Investments in Securities (Cost $779,930,331)*	100.0%	$727,436,727
	Other Assets and Liabilities - Net	(0.0)	(283,874)

	Net Assets	100.0%	$727,152,853

*	Cost for federal income tax purposes is $781,201,063.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$271,984
Gross Unrealized Depreciation	(54,036,320)

Net Unrealized Depreciation	$(53,764,336)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments at fair value:

	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$727,436,727	—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$727,436,727	$—

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

38

ING SOLUTION 2045 PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2008 (UNAUDITED)

Shares			Value

AFFILIATED INVESTMENT COMPANIES: 100.0%
590,086	ING Baron Small Cap Growth Portfolio - Class I		$10,060,959
1,660,998	ING BlackRock Large Cap Value Portfolio - Class I		20,513,331
1,051,585	ING Columbia Small Cap Value II Portfolio - Class I		10,137,279
1,117,625	ING Davis New York Venture Portfolio - Class I		20,385,487
1,891,300	ING Global Real Estate Portfolio - Class I		20,350,388
882,423	ING JPMorgan Emerging Markets Equity Portfolio - Class I		20,525,163
2,256,985	ING Julius Baer Foreign Portfolio - Class I		37,037,116
561,272	ING Legg Mason Partners Aggressive Growth Portfolio - Class I		24,768,945
1,486,447	ING Marsico Growth Portfolio - Class I		24,630,429
1,639,265	ING Marsico International Opportunities Portfolio - Class I		24,572,582
1,604,285	ING Pioneer Mid Cap Value Portfolio - Class I		18,433,239
2,162,219	ING T. Rowe Price Equity Income Portfolio - Class I		28,519,663
367,584	ING T. Rowe Price Growth Equity Portfolio - Class I		20,511,206
1,747,152	ING UBS U.S. Large Cap Equity Portfolio - Class I		16,405,758
1,937,886	ING Van Kampen Comstock Portfolio - Class I		20,270,292
294,980	ING Van Kampen Real Estate Portfolio - Class I		8,091,296
739,096	ING VP Growth & Income Portfolio - Class I		16,341,411
640,486	ING VP Intermediate Bond Portfolio - Class I		8,179,007
1,964,487	ING VP International Value Portfolio - Class I		24,654,308
1,912,476	ING VP MidCap Opportunities Portfolio - Class I		18,417,141
1,013,708	ING VP Small Company Portfolio - Class I		16,128,093

	Total Investments in Securities (Cost $439,865,950)*	100.0%	$408,933,093
	Other Assets and Liabilities - Net	(0.0)	(174,967)

	Net Assets	100.0%	$408,758,126

*	Cost for federal income tax purposes is $440,721,564.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$123,205
Gross Unrealized Depreciation	(31,911,706)

Net Unrealized Depreciation	$(31,788,501)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments at fair value:

	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$408,933,093	—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$408,933,093	$—

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

39

Investment Adviser

Directed Services LLC

1475 Dunwoody Drive

West Chester, Pennsylvania 19380

Administrator

ING Funds Services, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Distributor

ING Funds Distributor, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Transfer Agent

DST Systems, Inc.

P.O. Box 419368

Kansas City, Missouri 64141

Custodian

The Bank of New York Mellon Corporation

One Wall Street

New York, New York 10286

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-USOL	(0608-082208)

ITEM 2.	CODE OF ETHICS.

Not required for semi-annual filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for semi-annual filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for semi-annual filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for semi-annual filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board.  The Committee currently consists of all Independent Trustees of the Board (6 individuals).  The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met.  Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees.  A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating Committee.  To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)

There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Partners, Inc.

By	/s/	Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 5, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/	Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 5, 2008

By	/s/	Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	September 5, 2008